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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08786

                          Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2005 through December 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



[LOGO]
PIONEER
Investments(R)

PIONEER
VARIABLE
CONTRACTS
TRUST

Pioneer Variable Contracts Trust -- Class I Shares

Pioneer Emerging Markets VCT Portfolio
Pioneer Europe VCT Portfolio
Pioneer International Value VCT Portfolio
Pioneer Small Cap Value VCT Portfolio
Pioneer Small Company VCT Portfolio
Pioneer Mid Cap Value VCT Portfolio
Pioneer Growth Shares VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio
Pioneer Fund VCT Portfolio

                                                                   ANNUAL REPORT
                                                               December 31, 2005

Pioneer Equity Income VCT Portfolio
Pioneer Balanced VCT Portfolio
Pioneer High Yield VCT Portfolio
Pioneer Strategic Income VCT Portfolio
Pioneer America Income VCT Portfolio
Pioneer Money Market VCT Portfolio

                Drowning in Paper? Go Paperless! Go Electronic!
We now offer electronic access to your variable annuity prospectuses and annual and semi-annual reports. It takes only minutes to enroll. Simply visit: www.e-z-delivery.com. Make sure that you have your Client I.D. handy (from the upper left corner on your Quarterly Statements). You need to enter it when you enroll.

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents

Letter to Shareowners                                                                      1
Comparing Ongoing Portfolio Expenses                                                       2
Pioneer Emerging Markets VCT Portfolio
  Portfolio and Performance Update                                                         4
  Portfolio Management Discussion                                                          5
Pioneer Europe VCT Portfolio
  Portfolio and Performance Update                                                         6
  Portfolio Management Discussion                                                          7
Pioneer International Value VCT Portfolio
  Portfolio and Performance Update                                                         8
  Portfolio Management Discussion                                                          9
Pioneer Small Cap Value VCT Portfolio
  Portfolio and Performance Update                                                        10
  Portfolio Management Discussion                                                         11
Pioneer Small Company VCT Portfolio
  Portfolio and Performance Update                                                        13
  Portfolio Management Discussion                                                         14
Pioneer Mid Cap Value VCT Portfolio
  Portfolio and Performance Update                                                        15
  Portfolio Management Discussion                                                         16
Pioneer Growth Shares VCT Portfolio
  Portfolio and Performance Update                                                        18
  Portfolio Management Discussion                                                         19
Pioneer Real Estate Shares VCT Portfolio
  Portfolio and Performance Update                                                        21
  Portfolio Management Discussion                                                         22
Pioneer Fund VCT Portfolio
  Portfolio and Performance Update                                                        23
  Portfolio Management Discussion                                                         24
Pioneer Equity Income VCT Portfolio
  Portfolio and Performance Update                                                        26
  Portfolio Management Discussion                                                         27
Pioneer Balanced VCT Portfolio
  Portfolio and Performance Update                                                        29
  Portfolio Management Discussion                                                         30
Pioneer High Yield VCT Portfolio
  Portfolio and Performance Update                                                        32
  Portfolio Management Discussion                                                         33
Pioneer Strategic Income VCT Portfolio
  Portfolio and Performance Update                                                        34
  Portfolio Management Discussion                                                         35
Pioneer America Income VCT Portfolio
  Portfolio and Performance Update                                                        37
  Portfolio Management Discussion                                                         38
Pioneer Money Market VCT Portfolio
  Portfolio and Performance Update                                                        39
Schedules of Investments
  Pioneer Emerging Markets VCT Portfolio                                                  40
  Pioneer Europe VCT Portfolio                                                            44
  Pioneer International Value VCT Portfolio                                               46
  Pioneer Small Cap Value VCT Portfolio                                                   50
  Pioneer Small Company VCT Portfolio                                                     54
  Pioneer Mid Cap Value VCT Portfolio                                                     58
  Pioneer Growth Shares VCT Portfolio                                                     61
  Pioneer Real Estate Shares VCT Portfolio                                                63
  Pioneer Fund VCT Portfolio                                                              64
  Pioneer Equity Income VCT Portfolio                                                     68
  Pioneer Balanced VCT Portfolio                                                          71
  Pioneer High Yield VCT Portfolio                                                        78
  Pioneer Strategic Income VCT Portfolio                                                  84
  Pioneer America Income VCT Portfolio                                                    95
  Pioneer Money Market VCT Portfolio                                                     100
Financial Statements                                                                     102
Notes to Financial Statements                                                            126
Report of Independent Registered Public Accounting Firm                                  144
Factors Considered by the Independent Trustees in Approving the Management Contract      145

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/05
--------------------------------------------------------------------------------

Dear Shareowner,

As 2005 came to a close, U.S. investors looked back on a year of major challenges, though without much change in the market indices. The war in Iraq continued, oil prices soared, then dropped, while short-term interest rates ratcheted steadily higher and intermediate and long-term rates stayed about the same. Natural disasters also threatened economic expansion. Still, the economy moved forward as corporate earnings grew. The hope of a growing economy was not reflected by the small gains or losses in the major U.S. market indices. Among capitalization ranges, midcap issues made the most headway. Bond prices held firm and yields remained low, perhaps a sign that the Federal Reserve Board's interest rate hikes would temper the inflationary pressures induced by a growing economy.

Among the nagging issues facing the U.S. economy in 2006 is the potential impact of high energy prices on consumer spending and corporate profits. Also unknown at this time is whether the Federal Reserve Board will continue to raise interest rates under its new chairman, Ben Bernanke, who stated his top priority will be to maintain continuity.

Rising interest rates and improving business conditions made U.S. holdings more attractive to foreign investors, helping to strengthen the dollar versus the euro and other key currencies. Investors in many foreign markets enjoyed stellar returns. Double-digit gains were widespread in Europe, Asia and Latin America. Even the long-dormant Japanese economy began to stir, while emerging markets, especially those rich in natural resources, fed global economic growth.

The disparity of returns among countries and sectors underscores the importance for investors to maintain a well-diversified portfolio. We believe this may be a good time for investors to review their holdings with their advisor and determine if they reflect the wide range of opportunities that exist across many asset classes, as last year's results make clear.

Investing for income with Pioneer

Adding one or more of Pioneer's income-oriented funds to your investment program may help improve your portfolio's overall balance. As a premier provider of fixed-income investments, Pioneer offers you a broad selection of actively managed bond funds to help meet a variety of investment needs. Pioneer also offers income-oriented equity funds, each managed using a value-oriented, total return investment philosophy that seeks enhanced return potential and lower volatility through active diversification. Your financial advisor can help you select among Pioneer's fixed-income choices.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolios' historical or future performance are statements of the opinion of portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Before investing, consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a beneficial owner of one or more Portfolios, you incur two types of costs:
(1) transactions costs, including sales charges (loads) at the time of purchase and redemption fees upon redemption of your shares, and (2) ongoing costs including management fees and other Portfolio expenses.

The examples below are based on investment of $1,000 at the beginning of the period and held for the entire period (July 1, 2005 - December 31, 2005). These examples are intended to help you understand your ongoing costs (in dollars), of investing in a Portfolio and to compare these costs to investing in other variable annuity portfolios.

Actual Expenses
The first line of the table below for each Portfolio provides information about the actual account values and actual expenses. You may use the information in the line, together with amount you invested, to estimate the expenses that you paid over the period. Simply divide you account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiple the result by the number in the first line for a Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below for each Portfolio provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuities.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

                                                                    Class I Shares
                                                ------------------------------------------------------
                                                   Beginning         Ending
                                                    Account          Account          Expenses Paid
                                                     Value            Value           During Period
                                                    7/1/05          12/31/05       (7/1/05 - 12/31/05)
------------------------------------------------------------------------------------------------------
   Pioneer Emerging Markets VCT Portfolio
    Actual                                        $ 1,000.00       $ 1,308.33           $ 10.18
    Hypothetical                                  $ 1,000.00       $ 1,016.38           $  8.89
   Pioneer Europe VCT Portfolio
    Actual                                        $ 1,000.00       $ 1,095.95           $  7.92
    Hypothetical                                  $ 1,000.00       $ 1,017.64           $  7.63
   Pioneer International Value VCT Portfolio
    Actual                                        $ 1,000.00       $ 1,201.58           $  8.49
    Hypothetical                                  $ 1,000.00       $ 1,017.49           $  7.78
   Pioneer Small Cap Value VCT Portfolio
    Actual                                        $ 1,000.00       $ 1,095.50           $  6.07
    Hypothetical                                  $ 1,000.00       $ 1,019.41           $  5.85
   Pioneer Small Company VCT Portfolio
    Actual                                        $ 1,000.00       $ 1,049.60           $  6.46
    Hypothetical                                  $ 1,000.00       $ 1,018.90           $  6.36
   Pioneer Mid Cap Value VCT Portfolio
    Actual                                        $ 1,000.00       $ 1,034.32           $  3.63
    Hypothetical                                  $ 1,000.00       $ 1,021.57           $  3.61
   Pioneer Growth Shares VCT Portfolio
    Actual                                        $ 1,000.00       $ 1,058.51           $  4.98
    Hypothetical                                  $ 1,000.00       $ 1,020.37           $  4.89

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   Class I Shares
                                               ------------------------------------------------------
                                                  Beginning         Ending
                                                   Account          Account          Expenses Paid
                                                    Value            Value           During Period
                                                   7/1/05          12/31/05       (7/1/05 - 12/31/05)
-----------------------------------------------------------------------------------------------------
   Pioneer Real Estate Shares VCT Portfolio
    Actual                                       $ 1,000.00       $ 1,077.39            $ 4.92
    Hypothetical                                 $ 1,000.00       $ 1,020.47            $ 4.79
   Pioneer Fund VCT Portfolio
    Actual                                       $ 1,000.00       $ 1,068.97            $ 3.65
    Hypothetical                                 $ 1,000.00       $ 1,021.68            $ 3.57
   Pioneer Equity Income VCT Portfolio
    Actual                                       $ 1,000.00       $ 1,036.88            $ 3.65
    Hypothetical                                 $ 1,000.00       $ 1,021.63            $ 3.62
   Pioneer Balanced VCT Portfolio
    Actual                                       $ 1,000.00       $ 1,040.07            $ 4.73
    Hypothetical                                 $ 1,000.00       $ 1,020.57            $ 4.69
   Pioneer High Yield VCT Portfolio
    Actual                                       $ 1,000.00       $ 1,026.79            $ 3.91
    Hypothetical                                 $ 1,000.00       $ 1,021.21            $ 3.90
   Pioneer Strategic Income VCT Portfolio
    Actual                                       $ 1,000.00       $ 1,010.52            $ 4.51
    Hypothetical                                 $ 1,000.00       $ 1,020.72            $ 4.53
   Pioneer America Income VCT Portfolio
    Actual                                       $ 1,000.00       $ 1,000.78            $ 4.14
    Hypothetical                                 $ 1,000.00       $ 1,021.07            $ 4.18
   Pioneer Money Market VCT Portfolio
    Actual                                       $ 1,000.00       $ 1,014.96            $ 3.71
    Hypothetical                                 $ 1,000.00       $ 1,021.53            $ 3.72

(a) reflecting a 5% return per year before expenses
Expenses are equal to the annualized expense ratio of a Portfolio's Class I shares (as indicated in the table below), multiplied by 184/365 (to reflect the one-half year period.)

                                                   Annualized
                                                  Expense Ratio
---------------------------------------------------------------
   Pioneer Emerging Markets VCT Portfolio              1.75%
   Pioneer Europe VCT Portfolio                        1.50%
   Pioneer International Value VCT Portfolio           1.53%
   Pioneer Small Cap Value VCT Portfolio               1.15%
   Pioneer Small Company VCT Portfolio                 1.25%
   Pioneer Mid Cap Value VCT Portfolio                 0.71%
   Pioneer Growth Shares VCT Portfolio                 0.96%
   Pioneer Real Estate Shares VCT Portfolio            0.94%
   Pioneer Fund VCT Portfolio                          0.70%
   Pioneer Equity Income VCT Portfolio                 0.71%
   Pioneer Balanced VCT Portfolio                      0.92%
   Pioneer High Yield VCT Portfolio                    0.77%
   Pioneer Strategic Income VCT Portfolio              0.89%
   Pioneer America Income VCT Portfolio                0.82%
   Pioneer Money Market VCT Portfolio                  0.73%

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


International Common Stocks                      64.0%
Depositary Receipts for International Stocks     22.9%
Temporary Cash Investment                        5.7%
U.S. Common Stocks                               4.9%
International Preferred Stocks                   2.5%

Geographical Distribution Portfolio
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


South Korea                                    22.1%
Brazil                                         17.8%
South Africa                                   10.0%
Taiwan                                          9.6%
Russia                                          6.4%
People's Republic of China                      4.9%
India                                           4.7%
Turkey                                          4.6%
Thailand                                        3.7%
Israel                                          3.1%
Mexico                                          2.8%
Indonesia                                       1.7%
Malaysia                                        1.3%
Poland                                          1.2%
Hong Kong                                       1.0%
Philippines                                     1.0%
Other (individually less than 1%)               4.1%

Five Largest Holdings
(As a percentage of equity holdings)

  1.       Petrobras Brasileiro
           (A.D.R.)                      3.96%
  2.       Companhia Vale do Rio
           Doce (A.D.R.)                 2.21
  3.       Hyundai Motor Co., Ltd.       2.17
  4.       Samsung Electronics           2.04
  5.       Anglo American Platinum
           Corp.                         1.88

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05

Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 28.09      $ 20.48


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $ 0.1249       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Emerging Markets VCT Portfolio at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

   Date         Pioneer Emerging
                Markets VCT         MSCI Emerging
                Portfolio           Markets Index
---------------------------------------------------
10/1998        $10,000               $10,000
---------------------------------------------------
               $10,490               $10,675
---------------------------------------------------
12/1999        $18,750               $17,764
---------------------------------------------------
               $12,337               $12,326
---------------------------------------------------
12/2001        $11,450               $12,034
---------------------------------------------------
               $11,312               $11,312
---------------------------------------------------
12/2003        $17,893               $17,678
---------------------------------------------------
               $21,292               $22,265
---------------------------------------------------
12/2005        $29,374               $29,956
---------------------------------------------------

The Morgan Stanley Capital International (MSCI) Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class       16.22%
(10/30/98)
5 Years             18.95%
1 Year              37.95%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

In the following interview, Christopher Smart, the Portfolio Manager of Pioneer Emerging Market VCT Portfolio, discusses the factors that influenced performance during the 12 months ended December 31, 2005.

Q. Emerging markets equities performed well during the reporting period. What factors underpinned this powerful upward move?

A. The rally in emerging markets stocks during the past twelve months follows four years of outperformance for the asset class relative to the developed markets. In our view, three key factors have contributed to this outcome. First, economic growth in emerging markets has been much stronger than that of the developed markets. This has been the result of both rising value of commodities exports, as well as increasing domestic consumption by an emerging middle class. Second, valuations have been well below those of the developed market stocks, and remain so even after several years of outperformance. Third, the risk of investing in the emerging markets is much lower than it was even as recently as the late 1990s. Both corporations and countries have paid down their debts and rebuilt their balance sheets, putting the asset class on a much healthier footing to withstand external shocks. Taken together, those factors have led to significant outperformance for emerging markets stocks: for the five-year period ended December 31, the average annual return of the MSCI Emerging Markets Index was 19.44%, well ahead of the 4.55% annual return of the MSCI EAFE Index.

Q. How did the Portfolio perform?

A. For the 12 months ended December 31, 2005, the Portfolio's Class I shares had a total return of 37.95% at net asset value. We are pleased to report that the Portfolio outpaced the 34.54% return of the Morgan Stanley Capital International (MSCI) Emerging Markets Index during the period.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What factors helped and hurt the Portfolio's performance?

A. The most significant contributions came from the Portfolio's positions in South Korea, Brazil and South Africa. In South Korea, our stocks produced an aggregate return well ahead of the benchmark. Our positions in shipbuilding stocks such as Samsung Heavy Industries and Hyundai Heavy Industries delivered particularly strong returns, as the rising demand for new ships led to improved pricing power and a three-year order backlog for companies in the sector. South Korean stocks positioned to benefit from the recovery in the domestic economy, such as Kookmin Bank and Hyundai Motor, also did well.

   Like South Korea, Brazil has benefited from the release of pent-up consumer demand. With inflation low and interest rates beginning to decline, the demand for credit has expanded. The result has been improving bottom lines for the nation's banks, including the portfolio's holding in Banco Itau. Another strong performer was our position in Net Servicos, a cable television provider that is expanding into high speed internet and telephone services in Brazil's major cities.

   The South African economy also has been improving, due in part to the government's substantial outlays for infrastructure projects such as roads and ports. A key beneficiary of this trend was Aveng, a construction company that also has holdings in steel and cement. Another top contributor was Anglo Platinum, which benefited as the price of platinum surged to nearly US $1000 per ounce.

   There were few significant detractors during the past year. The Fund's underweight in Russian oil stocks was a slight negative for relative performance. Our belief was that Russian energy companies would earn less money than their global peers due to the government's taxation policies, but investors largely ignored this issue. An underweight in Mexico also had a small negative impact on relative performance.

Q. What is your broad view regarding emerging markets equities?

A. Despite nearly five years of outperformance by emerging markets stocks, we believe that the elements underpinning the recent gains remain in place: economic growth remains strong, valuations are attractive and debt levels remain low. As a higher-risk asset class, emerging markets naturally will be more vulnerable in the event of rapidly rising global interest rates or heightened risk aversion among investors. However, we believe that the combination of stronger balance sheets and better economic management will help guard against the dangers of global economic turbulence.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


International Common Stocks              95.4%
International Preferred Stocks            2.6%
U.S. Common Stocks                        2.0%

Geographical Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


United Kingdom              26.4%
France                      25.1%
Germany                     14.5%
Switzerland                 13.9%
Netherlands                  6.1%
Ireland                      5.4%
Spain                        3.5%
Italy                        3.1%
Panama                       2.0%

Five Largest Holdings
(As a percentage of equity holdings)

  1.   Royal Bank of Scotland
       Group Plc                   5.14%
  2.   BP Amoco Plc                4.94
  3.   BNP Paribas SA              4.47
  4.   TNT Post Group N.V.         4.34
  5.   CS Group                    4.23

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 11.42      $ 10.64


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $ 0.0703       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Europe VCT Portfolio at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]



                 Pioneer     MSCI
                 Europe VCT  Europe
    Date         Portfolio   Index
---------------------------------------------------
10/1998        $10,000      $10,000
---------------------------------------------------
               $10,600      $10,998
---------------------------------------------------
12/1999        $13,618      $12,783
---------------------------------------------------
               $11,104      $11,742
---------------------------------------------------
12/2001         $8,587       $9,436
---------------------------------------------------
                $6,955       $7,729
---------------------------------------------------
12/2003         $9,269      $10,754
---------------------------------------------------
               $10,982      $13,054
---------------------------------------------------
12/2005        $11,866      $14,351
---------------------------------------------------

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class       2.42%
(10/30/98)
5 Years             1.34%
1 Year              8.05%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

European stocks posted strong positive returns in 2005, supported by solid company earnings growth and an improving economic backdrop. In the discussion below, Andrew Arbuthnott, who is responsible for the day-to-day management of Pioneer Europe VCT Portfolio, discusses the factors that influenced the Portfolio's performance over the year.

Q. How did the Portfolio perform?

A. For the 12 months ended December 31, 2005, Class I shares returned 8.05% at net asset value. In comparison, our benchmark, the Morgan Stanley Capital International (MSCI) Europe Index, posted a return of 9.42%. Returns for the Portfolio and the Index reflect the negative impact for U.S. investors with holdings denominated in euros due to the euro's decline over the year versus the dollar. Nevertheless, European equity returns were strong both in absolute terms and relative to U.S. domestic equity indices.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What factors influenced the Portfolio's relative performance?

A. The Portfolio's underperformance relative to the benchmark was largely the result of our exposure to the telecommunications and automobile sectors. We were overweight in the telecommunications sector, which underperformed in 2005. France Telecom was the key detractor as the market worried about the impact of new technologies such as internet telephone calls (VOIP) on its revenue growth potential. In autos, the market reacted negatively to Porsche's decision to purchase a 20% stake in Volkswagen, although in our opinion the investment should not undermine the underlying profitability of Porsche. Disappointing results from Peugeot also held back overall returns, while Michelin underperformed amid sluggish sales of truck tires.

Q. Which positions were positive contributors to the Portfolio's performance?

A. Our overweight position in diversified financials was the leading positive contributor for the Portfolio in 2005. The sector saw strong relative performance driven by generally supportive operating conditions, and our stock selection within the sector outperformed as well. In particular, holdings in Credit Suisse, Deutsche Bank and UBS rose on very solid quarterly results throughout the year. We were also overweight in capital goods, which outperformed the broader market in 2005, but our stock selection was particularly robust within the sector. Siemens outperformed as it continued to restructure under the guidance of its new CEO, moving to concentrate on its more profitable industrial business and away from communication equipment and IT services. ACS (a Spanish construction company) strengthened on good financial results and robust order levels, while Schneider Electric performed well on optimism for increased returns to shareholders. Finally, we were overweighted in pharmaceuticals throughout the year. Our positions in AstraZeneca and Roche outperformed, and we continue to view both as attractive on the basis of strong new drug pipelines.

Q. Would you discuss the Portfolio's overall approach?

A. Mid-way through the year, the Portfolio moved to a concentrated equity approach. As a result, the Portfolio now holds around 30 stocks, comprising our strongest investment ideas. We believe this shift will help maximize the benefits of our bottom-up stock selection process - while at the same time continuing to allow us to construct a diversified, multi-cap portfolio. Despite the Portfolio's higher degree of concentration under its new investment approach, our goal is for its overall level of volatility to remain broadly comparable to that of its benchmark. This is due to our consistent application of a rigorous investment process, through which we aim to achieve a deep understanding of our holdings. The goal is to find those securities with upside potential that we believe have the possibility to also offer limited downside risk.

Q. What is your outlook?

A. Our outlook is positive for the European equity markets in 2006. Thanks to strong earnings growth, valuations remain attractive versus fixed income, and European equities continue to offer solid dividend yields. From a global perspective, the macroeconomic environment remains favourable to the equity markets, with positive growth expected to continue. Following years of successful cost cutting and restructuring, corporate earnings growth is likely to slow in 2006; however, we feel that valuations have taken this into account. Equity markets may also continue to benefit from share buy-backs and merger and acquisition activity. While we are positive on the market, we would be surprised if equity returns in 2006 were as high as those in 2005. In terms of our currency outlook, the euro may gain against the dollar during 2006, if the focus of investors moves back to the large U.S. trade and current account deficits.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. The Portfolio invests in a limited number of securities and, as a result, the Portfolio's performance may be more volatile than the performance of other portfolios holding more securities. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------
Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


International Common Stocks                     87.3%
Depositary Receipts for International Stocks     6.0%
U.S. Common Stocks                               4.8%
Temporary Cash Investment                        1.3%
International Preferred Stocks                   0.6%

Geographical Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


Japan                                          28.0%
United Kingdom                                 14.8%
France                                         10.8%
Switerland                                      9.5%
Germany                                         5.8%
South Korea                                     4.7%
Brazil                                          3.3%
Spain                                           3.0%
Netherlands                                     3.0%
United States                                   2.1%
Sweden                                          1.9%
Russia                                          1.8%
Australia                                       1.5%
People's Republic of China                      1.4%
Ireland                                         1.0%
Singapore                                       1.0%
Other (individually less than 1%)               6.4%

Five Largest Holdings
(As a percentage of equity holdings)

  1.       Total SA                      2.45%
  2.       Roche Holdings AG             1.97
  3.       CS Group                      1.86
  4.       Repsol SA                     1.67
  5.       Sumitomo Mitsui Financial
           Group, Inc.                   1.67

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------
Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 13.71      $ 11.88

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $ 0.0178       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer International Value VCT Portfolio at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) All Country World (ex. U.S.) Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                Pioneer
              International
                Value VCT          MSCI AC Wld
 Date           Portfolio         (ex. U.S)Index
-------------------------------------------------
12/1995        $10,000                $10,000
-------------------------------------------------
               $10,854                $10,668
-------------------------------------------------
12/1997        $11,383                $10,886
-------------------------------------------------
               $11,004                $12,459
-------------------------------------------------
12/1999        $15,888                $16,310
-------------------------------------------------
               $12,313                $13,850
-------------------------------------------------
12/2001         $9,389                $11,150
-------------------------------------------------
                $8,139                 $9,514
-------------------------------------------------
12/2003        $10,586                $13,454
-------------------------------------------------
               $12,567                $16,327
-------------------------------------------------
12/2005        $14,526                $19,121
------------------------------------------------

The Morgan Stanley Capital International (MSCI) All Country World (ex. U.S.) Index measures the performance of developed and emerging market stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years             3.80%
5 Years              3.36%
1 Year              15.58%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

International markets rallied considerably in the second half of Pioneer International Value VCT Portfolio's fiscal year. Investments in emerging markets and Japan were particularly rewarding, contributing strongly to its double-digit returns for the 12-months ended December 31, 2005. In the following interview, lead portfolio manager Christopher Smart discusses the factors that influenced this performance.

Q. How did the Portfolio perform for fiscal year?

A. For the 12 months ended December 31, 2005, Class I shares rose 15.58% at net asset value. The Portfolio lagged the 16.53% return of the Morgan Stanley Capital International (MSCI) All Country World (ex. U.S.) Index excluding the United States. We attribute the underperformance to a handful of stocks in Europe and Japan. Perhaps the biggest disappointment was Vodafone, a sizable holding in the portfolio, which fell sharply in response to the company's announcement of lower-than-expected profitability over the next several years due to increased competition.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. Emerging markets stocks rose sharply during the Portfolio's fiscal year. What contributed to those dramatic returns?

A. In our view, three main factors contributed to the outcome. First, economic growth in emerging markets has been much stronger than that of the developed markets, with countries such as Russia, China and Turkey expanding between 5% and 10% per year. Second, valuations have been much lower than those of the developed market stocks, and they remain so even after several years of outperformance. Third, the risk of investing in emerging markets is much lower than it was even as recently as the late 1990s. Both corporations and countries have paid down their debts and rebuilt their balance sheets, putting the asset class on a much healthier footing to withstand external shocks.

Q. Could you mention some of the holdings that capture this growth potential in emerging markets?

A. Certainly. With inflation low and interest rates beginning to decline in Brazil, pent-up consumer spending is increasing the demand for credit. The Portfolio's investments in Unibanco, the country's largest retail bank, were very rewarding. In South Korea, the Portfolio's holdings that are positioned to benefit from the recovery in the domestic economy also did well. In recent years, high levels of consumer debt contributed to slower growth and reduced earnings for companies in the financial and retail sectors. With the problem now largely resolved, bank stocks - such as Fund holding Kookmin Bank - have recovered nicely.

Q. Why did investments in Japan contribute so favorably to performance?

A. Effective stock selection and a resurging stock market contributed to strong returns from Japanese stocks. An improving economy is raising consumer confidence and giving companies an incentive to build new factories and infrastructure. In addition, the recent reelection of Prime Minister
   Koizumi brought more of his reformist allies into the legislature, which should help expedite his privatization efforts. Two of the Fund's investments - the department store chain Takashimaya and commercial and residential builder Shimizu - made strong gains.

Q. How did investments in the more mature markets of Europe fare?

A. Investment returns from stocks across Europe were less dramatic than those outside the region, but still contributed positively to performance overall. Economic growth across Europe is modest, but business confidence is strong and valuations are attractive on a stock-by-stock basis. Stat Oil (Norway) and Repsol (Spain) are profiting from higher oil prices, but also represent good value relative to the rest of their competitors. In the pharmaceutical sector, Roche Holdings (Switzerland), which produces the flu vaccine Tamiflu, and AstraZeneca (United Kingdom) appreciated considerably.


Q. What holdings detracted from performance?

A. Royal Bank of Scotland Group, like many of the portfolio's U.K. bank stocks, underperformed as a result of rising interest rates and slower loan growth. Television broadcaster Mediaset suffered in response to Italy's slowing economy and the shrinking demand for advertising. Finally, computer integration consulting services provider OBIC (Japan) struggled - as did the software services sector in general.

Q. What is your outlook for international equities in 2006?

A. We remain positive in our outlook for international equity markets. We are watching for inflationary signs that could cause interest rates to rise quickly, but so far we see none. Rising oil prices are a concern, but we think that the declining costs of exports and technology coming from Asia and other developing countries have offset these pressures to a large extent. Given our expectations for a moderate pace of global growth in 2006, we will continue to focus on high-quality markets and stocks that offer attractive valuations and good prospects for appreciation.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Cap Value VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------
Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


U.S. Common Stocks                               77.6%
Temporary Cash Investments                       15.5%
International Common Stocks                       2.5%
Depositary Receipts for International Stocks      2.5%
Exchange Traded Fund                              1.9%


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Sector Distribution
(As a percentage of equity holdings)

Financials                    28.7%
Industrials                   18.6%
Information Technology        16.3%
Energy                        13.9%
Health Care                    6.6%
Consumer Discretionary         6.3%
Consumer Staples               3.3%
Materials                      3.3%
Utilities                      2.0%
Telecommunication Services     1.0%


Five Largest Holdings
(As a percentage of equity holdings)

  1.      Southwestern Energy Co.        2.47%
  2.      Avid Technology, Inc.          1.90
  3.      Insight Enterprises, Inc.      1.81
  4.      Sterling Bancshares, Inc.      1.61
  5.      On Assignment, Inc.            1.45

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 16.19      $ 15.02


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $  -           $  -              $ 0.4861

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Small Cap Value VCT Portfolio at net asset value, compared to that of the Russell 2000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Date             Pioneer          Russell
                 Small Cap        2000
                 Value VCT        Value
                 Portfolio        Index

11/01            10000            10000
---------------------------------------
                 10574            10612
---------------------------------------
                  8979             9400
---------------------------------------
12/03            12160            13726
---------------------------------------
                 14611            16780
---------------------------------------
12/05            16275            17570
---------------------------------------

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class       13.22%
(11/8/01)
1 Year              11.39%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

Continued adherence to established disciplines enabled Pioneer Small Cap Value VCT Portfolio to outperform its benchmark index over this period. In the following discussion, portfolio manager David Adams and assistant portfolio manager John McPherson review the economic background and describe some of the decisions that aided performance.

Q. How did the Portfolio perform over this period?

A. For the twelve months ended December 31, 2005, Class I shares of the Portfolio returned 11.39% at net asset value. The results comfortably outdistanced the 4.71% return on the Russell 2000 Value Index, the benchmark over the same period.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. Please describe the investment background over the past year and how it affected small-cap stocks.

A. It was a year in which small-caps outpaced large, value and growth were essentially in line, and stocks of better-quality companies trumped lower-quality issues. Rising energy prices and shifting views on the economy, the dollar, and interest rates kept equity markets in a narrow range.

   Solid earnings growth gave smaller-company stocks renewed impetus after large caps briefly outperformed early in the year. The Portfolio's positive results validated our longstanding investment thesis that, despite higher interest rates and record energy prices, the healthy economy would enable well-managed small companies to boost operating results.

Q. Which of your investment decisions had the most favorable impact on results?


A. Our bottom-up stock selection process led us to overweight energy stocks for some time. The resulting overweight stance compared with the benchmark was an important contributor to the period's strong results, as prices for oil and natural gas reached record levels. We were also overweight and outperformed the benchmark in health care. Successful stock selection allowed the Portfolio to better the index's results among financial issues despite our underweight position. Results were also favorable in the information technology sector, where the Portfolio's exposure was about equal to the benchmark's.

   Southwestern Energy, an independent oil and gas producer operating in Arkansas and Oklahoma, was one of the period's top performers, thanks to continued strong financial performance and the possibility that a new gas field may yield massive reserves. We have been taking profits in this long-term holding, bearing out our patient approach.

   In energy services, TODCO, which operates drilling rigs in the Gulf of Mexico, benefited when competitors sought better conditions elsewhere. That shrank the number of available rigs just prior to a surge in demand for natural gas that allowed TODCO to hike its billing rates. Similarly, the demand for Gulfmark Offshore's supply boats rose as worldwide energy demand stimulated North Sea drilling activity.

   In health care, shares of Kendle International rose due to healthy demand for laboratory services tied to the search for new drug compounds.

   We took partial profits in shares of NASDAQ Stock Market, the period's biggest financial sector gainer. NASDAQ has successfully leveraged its core trading business by offering a series of new products and services to its customers as the investment business continues to become more electronically based. Apollo Investment, which provides financing for mid-sized businesses, recorded a gain thanks to its solid underwriting capabilities, savvy management and strong network of funding sources. And our patience was rewarded when municipal bond insurer Assured Guaranty saw its credit rating strengthen, providing better entree to business opportunities.

   In technology, SPSS, makers of analytical software for researchers, enjoyed an uptick in results thanks to better planning and new initiatives. Video specialist Avid Technology continued to ride the move from film-based, analog editing to digital formats in TV newsrooms and elsewhere. Avid is also poised to benefit as high-definition broadcasts become the television norm.

A Word About Risk:

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05                          (continued)
--------------------------------------------------------------------------------

Q. Which of your choices held back results?

A. AMERIGROUP, a Medicaid HMO and for some time a successful holding, shocked the investment community by revisiting earlier financial results, citing unexpectedly high costs for patient care. Specialty insurer Quanta Capital Holdings, a recent entrant to the business, suffered a terrible sequence of hurricane losses over the past two years. New management and revised business practices encouraged us to add to this holding when prices fell.

   Montreal-based Domtar suffered from the slowing demand that has plagued the paper industry. Strength in the Canadian dollar also reduced the exchange value of U.S. assets. Retailer Hancock Fabrics is trying to reinvigorate sales at its home decor and sewing outlets after a series of problems, including the lack of up-to-date inventory systems and damaged relationships with store managers. Shares fell further when the company eliminated its dividend. A new infrastructure and merchandising approach encourage us to maintain this small position.

Q. What is your outlook for the economy and how have you positioned the Portfolio?

A. We think that good stocks bought at prices that appear reasonable should do well in the moderate-growth environment that we foresee. Compelling ideas continue to emerge in the technology arena, where we have increased the Portfolio's exposure. We are also adding some financial stocks while scaling back others. On the other hand, we are not finding good value among consumer-discretionary issues, a sector that could feel pressure if households reduce spending in the face of big energy bills and rising interest rates. Persistent demand and high prices make us comfortable with our current large exposure to energy stocks; we would view any sharp decline in this sector as an opportunity. Finally, we will continue to employ our proven discipline in an effort to ferret out superior opportunities, and take profits as valuations approach our targets.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


U.S. Common Stocks                               85.0%
Temporary Cash Investment                        10.0%
Depositary Receipts for International Stocks      2.6%
International Common Stocks                       1.6%
Exchange Traded Fund                              0.8%


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


Sector Distribution
(As a percentage of equity holdings)

Industrials                   19.5%
Financials                    18.9%
Health Care                   15.4%
Information Technology        14.3%
Consumer Discretionary        10.4%
Energy                         9.2%
Materials                      5.6%
Consumer Staples               3.0%
Utilities                      2.9%
Telecommunication Services     0.8%

Five Largest Holdings
(As a percentage of equity holdings)

  1.      Swift Transportation Co., Inc.      1.47%
  2.      Cerner Corp.                        1.45
  3.      Stage Stores, Inc.                  1.39
  4.      Skechers U.S.A.                     1.32
  5.      Cubist Pharmaceuticals,
          Inc.                                1.26

The Portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
-------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 11.85      $ 12.97


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $  -           $  -              $ 1.2777

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Small Company VCT Portfolio at net asset value, compared to that of the Russell 2000 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

---------------------------------------
                 Pioneer
                 Small
                 Company     Russell
                 VCT           2000
Date           Portfolio     Index
---------------------------------------
1/2001         $10,000      $10,000
---------------------------------------
               $10,498       $9,741
---------------------------------------
                $8,739       $7,746
---------------------------------------
12/2003        $10,951      $11,406
---------------------------------------
               $12,415      $13,497
---------------------------------------
12/2005        $12,636      $14,112
---------------------------------------



Index comparison begins 1/31/01. The Russell 2000 Index measures U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

-------------------------------------------------------------------------------
Net Asset Value
-------------------------------------------------------------------------------
Life-of-Class       5.78%
(1/19/01)
1 Year              1.78%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
-------------------------------------------------------------------------------

Co-managers Diego Franzin and Michael Rega describe conditions in the small-company universe for 2005, and the stocks that affected the Portfolio's performance.

Q. How did Pioneer Small Company VCT Portfolio perform over this period?

A. For the twelve months ended December 31, 2005, Class I shares of the Portfolio returned 1.78% at net asset value. The result trailed the Portfolio's benchmark, the Russell 2000 Index, which returned 4.55% over the same period.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. Please describe the background for small-company stocks over this period.

A. Whether - or when - escalating energy prices and higher interest rates might cause consumers to retrench was a major investor preoccupation in 2005. A fall-off in consumer spending, which represents the bulk of U.S. economic activity, could signal trouble for the ongoing economic expansion. In fact, a slide in energy prices following post-hurricane peaks boosted consumer confidence and spending levels stayed healthy. Through the year, value and growth stocks vied for small-cap leadership, with value holding an edge at year's end.

Q. Which stocks or sectors affected Portfolio performance?

A. Energy was the year's top sector. High prices for oil and gas stimulated drilling activity, boosting earnings for NSS Services, which manufactures seamless piping used in oil wells. Forest Oil, a North American oil and gas exploration company, also rose.

   In health care, strength in Cubist Pharmaceuticals reflected rising sales of Cubicin, a drug whose effectiveness is making it the treatment of choice for hospital-based staph infections. Sales of Cerner's software, which lets medical professionals view x-rays and lab results on their computers, also grew. Hospitals are increasingly adopting systems that provide current patient data at the point of care. We took losses in generic drug maker Able Laboratories when failure to follow standardized lab procedures led to inventory recalls and cessation of manufacturing. We are still holding Seralogicals despite slowing sales of its culture media and other laboratory products at a time of payroll expansion.

   Among consumer discretionary issues, Guess?, makers of jeans and other casual wear for children, teens and adults, benefited from skilled management and successful execution of its business plan. But teen retailer Aeropostale stumbled. Poor product choices led to markdowns that ate into profit margins, and a new store concept failed to gain traction. We also took losses in Rewards Network when discount dining programs saw shrinking membership and investors lost confidence. Elsewhere, we took profits in Administaff, whose human resources services found growing acceptance among smaller companies lacking staff to deal with regulatory requirements.

   Boston Communications Group, one of our holdings in the telecommunications services sector, provides a product that allows consumers to purchase pre-paid wireless service. The company learned in May that the technology used to provide the service was in violation of a patent held by a competitor. This news led to a decline in the company's stock price. We sold the stock after the announcement, and in hindsight this was the right move as the stock price continued to fall further. Connetics, a specialty pharmaceutical company declined after receiving a Non-Approvable letter from the FDA for one of its products in development. We think the market over-reacted to this news, and we believe that the company's past history of developing well received products, as well as their aggressive sales force provide what we see as a solid foundation for growth.

Q. What is your outlook for the months ahead?

A. We think high energy prices will persist and that the Federal Reserve Board will hike rates a bit more. With little clear consensus on the economy's direction, however, stock selections may be more important than sector weightings in the period ahead. Our goal is to maintain a well-diversified portfolio that limits exposure to any one security, basing our selections on a combination of quantitative and fundamental analysis. Using that process, we believe prospects for many health care companies are better than current valuations might imply. In the volatile technology sector, we favor companies whose products can bolster business efficiency. An eventual end to rate hikes could revitalize housing stocks for a time, but we cut exposure to that sector in 2005 and remain wary of it for now.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------
Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


U.S. Common Stocks                               97.3%
Temporary Cash Investment                        1.9%
Depositary Receipts for International Stocks      0.8%


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


Sector Distribution
(As a percentage of equity holdings)

Financials                    23.7%
Consumer Discretionary        13.2%
Information Technology        10.3%
Health Care                   10.2%
Industrials                    9.9%
Materials                      8.8%
Consumer Staples               8.1%
Utilities                      7.8%
Energy                         6.7%
Telecommunication Services     1.3%

Five Largest Holdings
(As a percentage of equity holdings)

  1.      Foot Locker, Inc.              2.16%
  2.      Symbol Technologies, Inc.      2.14
  3.      Federated Investors, Inc.      2.06
  4.      W.W. Grainger, Inc.            2.03
  5.      Republic Services, Inc.        2.00

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 25.00      $ 24.67


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $ 0.0771       $ 0.1221          $ 1.3647

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Mid Cap Value VCT Portfolio at net asset value, compared to that of the Russell Midcap Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

 Date       Pioneer Mid Cap
              Value VCT     Russell MidCap
              Portfolio      Value Index
--------------------------------------
12/1995        $10,000     $10,000
--------------------------------------
               $11,503     $12,026
--------------------------------------
12/1997        $14,343     $16,159
--------------------------------------
               $13,776     $16,981
--------------------------------------
12/1999        $15,574     $16,962
--------------------------------------
               $18,378     $20,215
--------------------------------------
12/2001        $19,570     $20,685
--------------------------------------
               $17,376     $18,690
--------------------------------------
12/2003        $23,888     $25,805
--------------------------------------
               $29,172     $31,922
--------------------------------------
12/2005        $31,472     $35,960
--------------------------------------

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years            12.15%
5 Years             11.36%
1 Year               7.88%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

The equity markets exhibited considerable volatility during 2005. Stock valuations moved up and down without any clear direction for most of the period before finishing strongly in the final two months of the year on evidence that the economic recovery was persisting and that corporate profits were continuing to improve. In the following discussion, Rod Wright, the leader of the team that manages Pioneer Mid Cap Value VCT Portfolio, provides an update on the Portfolio and his investment strategies during 2005.

Q. How did the Portfolio perform?

A. Class I shares of Pioneer Mid Cap Value VCT Portfolio had a total return of 7.88% at net asset value during the 12 months ended December 31, 2005. During the same period, the Standard & Poor's 500 Index returned 4.91%, while the Russell Midcap Value Index returned 12.65%.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What were the principal factors that affected Portfolio performance?

A. The Portfolio's relative performance improved substantially in the final two months of 2005 as many of the individual stocks that we had favored during the year finally started to produce good results. Our strategy is to manage the Portfolio by emphasizing individual security selection rather than sector weightings based on macro-economic forecasts. We emphasize better-quality companies with reasonable prices that have potential catalysts for improved results and better-than-average long-term business prospects. Our tactical objective is to outperform the overall market, as reflected by the S&P 500, while seeking superior-long-term results.
   Overall, our stock selection was good in most sectors during 2005, with our holdings in the information technology, industrials, financials and consumer staples sectors performing particularly well. However, our selection in the consumer discretionary sector was far less successful, and we also lagged in the energy, basic materials and health care sectors.

Q. What were some of the investments that helped support Portfolio performance?

A. During a year in which corporate merger-and-acquisition activity picked up, three holdings that received attractive acquisition proposals were major contributors: IVAX, a generic pharmaceutical company which is in the process of being taken over by Teva, another generic manufacturer, at a premium to its stock valuation; SunGard Data Systems, which provides software and information technology systems to large enterprises, and was acquired by a group of private equity investors; and Scientific-Atlanta, producer of television set-top systems for cable television users, which is being acquired by Cisco Systems.

   Within the energy sector, investments that helped significantly included:
   Devon, an exploration and production company; Transocean, a deep-water drilling corporation; and Occidental Petroleum, an integrated refining, marketing and distribution company.

   Among other stocks that had a positive influence on returns were Imation, which produces tapes for communications networks, and Triad Hospitals, which operates hospitals and surgery centers in 15 states; and Xerox, the office equipment company.

Q. What were some of the investments that detracted from results?

A. Our holdings in the consumer discretionary sector had the greatest detrimental impact on results. The sector in general was affected by both higher energy costs, which squeezed the budgets of some consumers, and by investor concerns that high personal debt loads would lead to a downturn in consumer spending patterns. However, our biggest disappointments also were affected by their own issues.

   The share price of Interpublic Group, which operates a large group of advertising and marketing agencies, plummeted in the midst of an SEC investigation of its accounting practices and the resignations of the company's chief executive and chief financial officers. Another consumer-related holding that disappointed was Blockbuster. Its movie rental business received a stiff challenge from on-line competitors at the same time that revenues from its core business slowed because of a weak schedule of new films and a change in policy to eliminate late fees. A third disappointment was Foot Locker, the chain of athletic footwear stores. It had disappointing earnings because of intense price competition in the United Kingdom and France.

   Outside the consumer area, a noteworthy disappointment was Tenet Health Care, a hospital chain whose holdings included several hospitals in Louisiana that were heavily damaged by Hurricane Katrina. Besides reacting to the physical damage to the hospitals and the loss of revenues, investors worried about the impact of investigations into how hospitals treated patients in the days after the onslaught of the hurricane. In addition, the market was disappointed by the chief financial officer's decision to leave for an attractive position at the company where he worked prior to Tenet.

A Word About Risk:

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q. What is your investment outlook?

A. As we enter the new year, investors continue to be concerned about the two overriding issues that held back stock market returns in 2005: rising short-term interest rates and higher energy prices. However, several factors are positive - including persistent growth in corporate earnings helped by a backdrop of rising Gross Domestic Product (GDP), and low inflation. We are watching for evidence that consumer spending may slacken.


   Given these issues, we have adopted a conservative approach in investing, judging investment opportunities on a stock-by-stock basis and particularly trying to avoid those companies that are vulnerable to the effects of higher interest rates.

   We believe the Portfolio is well positioned for the investment environment with positions in quality companies selling at reasonable prices.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------
Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


U.S. Common Stocks                               94.8%
Depositary Receipts for International Stocks      5.2%

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


Sector Distribution
(As a percentage of equity holdings)

Information Technology        29.5%
Health Care                   23.7%
Consumer Discretionary        13.1%
Consumer Staples              12.4%
Industrials                   11.8%
Financials                     5.7%
Energy                         1.5%
Telecommunication Services     1.2%
Materials                      1.1%

Five Largest Holdings
(As a percentage of equity holdings)

  1.      Microsoft Corp.         5.96%
  2.      Cisco Systems, Inc.     4.20
  3.      Intel Corp.             4.14
  4.      Dell, Inc.              3.90
  5.      Amgen, Inc.             3.71

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------
Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 13.39      $ 13.04


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $ 0.0994       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Growth Shares VCT Portfolio at net asset value, compared to that of the Russell 1000 Growth Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

----------------------------------------
            Pioneer Growth
              Shares VCT      Russell 1000
  Date        Portfolio     Growth Index
----------------------------------------
10/1997           $10,000       $10,000
----------------------------------------
                  $10,227       $10,542
----------------------------------------
                  $13,561       $14,622
----------------------------------------
12/1999           $14,637       $19,470
----------------------------------------
                  $13,484       $15,104
----------------------------------------
12/2001           $10,962       $12,019
----------------------------------------
                   $7,157        $8,668
----------------------------------------
12/2003           $8,971       $11,247
----------------------------------------
                  $9,573       $11,955
----------------------------------------
12/2005           $9,906       $12,584
----------------------------------------

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class        -0.12%
(10/31/97)
5 Years              -5.98%
1 Year               3.48%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

The nation's economy and corporate profits both grew steadily throughout 2005, which normally would have provided a favorable backdrop for equity investments. The economy proved resilient in the face of a number of issues, including hurricane damage in the Gulf Coast, sharply rising energy costs and the continued efforts of the Federal Reserve Board to raise short-term interest rates. The Fed raised the fed funds rate eight different times during the calendar year. These issues weighed on the minds of many investors, while stocks on average appreciated only modestly. In the following interview, Christopher M. Galizio and Stephen A. Balter, co-managers of Pioneer Growth Shares VCT Portfolio, discuss the markets and the factors that affected performance.

Q. How did the Portfolio perform?

A. Pioneer Growth Shares VCT Portfolio (Class I shares) had a total return of 3.48% at net asset value during the 12 months ended December 31, 2005. During the same period, the Russell 1000 Growth Index returned 5.26%.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What were the principal factors that affected Portfolio performance?

A. In 2005, we were well into the economic recovery in the United States, and we positioned the Fund with an emphasis on growth companies in sectors such as health care and information technology. For much of the year, we had less emphasis on the more cyclical sectors, such as energy, industrials and basic materials, although we did have a strong position in basic materials early in the year. While the Portfolio achieved positive results, it trailed its benchmark, primarily because of stock selection rather than sector positioning. However, the de-emphasis of energy stocks also detracted from results during a period in which the energy sector was by far the strongest performing part of the market.

   The major story in the stock market during 2005 was the effect of the dramatic increases in commodity prices, which helped lift valuations in the energy and basic materials sectors, both of which tend to be populated predominately with value stocks. This was a major factor in the performance advantage that value stocks enjoyed over growth stocks for most of the year. We believe, however, that the strong price appreciation of value stocks in recent years has resulted in a situation in which growth companies now offer superior relative value in relation to their long-term prospects.

Q. What were some of the individual investments that helped performance?

A. Our stock selection was good in the consumer area, both in the consumer discretionary and consumer staples sectors. Among our staples holdings, Altria Group was a stand-out performance. Shares of Altria, the parent company of Philip Morris, rose on continued consistent earnings and several court victories that appeared to reduce its exposure to tobacco liability lawsuits. Femsa, the Mexican-based soft drink bottler that also owns the Dos Equis beer brand, was another staples holding that performed very well. Its share price has risen by 70% since our initial investment in 2004. Within our consumer discretionary holdings, stocks that did particularly well included athletic footwear company Reebok and retailers Lowe's and Best Buy. Reebok was acquired by Addidas at a substantial premium to its stock price. Home improvements store Lowe's showed strong earnings growth throughout the year, while electronics retailer Best Buy benefited from a restructuring that placed more emphasis on expert service both before and after the sale. We have taken profits and sold our positions in both Lowe's and Reebok.

   Our strategy in health care also helped. We avoided the largest pharmaceutical companies, focusing on smaller companies, including some mid-cap firms - with greater growth prospects. Two of our more successful positions were generic pharmaceutical companies. IVAX, which had a strong new product pipeline, received an attractive acquisition offer from a larger competitor, Teva. Endo Pharmaceuticals, which specializes in pain medications and therapies, obtained the rights to a generic version of Oxycontin and also has developed a new patch to treat chronic pain.

   In information technology, two investments that supported performance were Qualcomm and Texas Instruments, both of which are positioned to benefit from advances in wireless communications. A new generation of wireless phones is to be based on Qualcomm's latest CDMA technology, for which the company has licensing rights, while Texas Instruments stands to benefit from its increasing focus on producing more specialized - and more profitable - semiconductors.

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Shares VCT Portfolio
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05                          (continued)
--------------------------------------------------------------------------------

Q. What were some of the investments that held back results?

A. Avaya, a producer of telecommunications equipment for large enterprises, was a major disappointment, although its stock price did recover somewhat in the second half of the year. It was caught in the gap between the decline of an old technology and the acceptance of a new technology. While sales of its traditional phone systems slowed, revenues from its new system, based on voice-over-Internet technology, were slower than had been anticipated. However, we have retained our position because of what we believe is the strong potential of the new Avaya system.

   Two other disappointments in the information technology sector were Symantec and Dell. Symantec, a leader in supplying security and anti-virus software for computer systems, reported disappointing earnings in the face of more intense price competition, including for systems providing security for wide networks. Dell's competitive price advantage over other personal computer manufacturers shrank somewhat during the year, and revenue growth was slower than had been anticipated. We continue to think both Symantec and Dell offer interesting opportunities. We have retained our investment in Symantec and have added to our position in Dell because of its attractive stock price.

   Among our consumer holdings, one disappointment was Avon Products. Sale of its beauty products in emerging markets, including China, grew more slowly than had been anticipated. However, the stock has been trading at a very low valuation, and we continue to hold the position.

Q. What is your investment outlook?

A. We think stocks have the potential to produce positive returns, close to long-term averages in 2006, but performance leadership should change in favor of the secular growth stocks that we have emphasized. We expect corporate earnings to continue to grow during the new year, although growth may be at a slower rate than in 2005.

   We think energy prices finally have begun to stabilize, although at relatively high levels. The impacts of higher energy costs will be felt in the economy, but probably not too dramatically. We already have started to see the effects of higher energy prices on lower-income consumers whose spending budgets have been squeezed.

   We continue to favor secular growth sectors, including information technology and health care. In information technology, we have positioned the Portfolio to benefit from new technologies, especially in communications technology. Longer-term demographic trends - including the aging of the baby boomer generation - should continue to offer opportunities in health care. The companies that should benefit will include those offering new products and devices and those that can benefit from cost-containment programs, including generic drug manufacturers.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------
Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


U.S. Common Stocks                               84.9%
Temporary Cash Investment                        15.1%


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Sector Distribution
(As a percentage of equity holdings)

Office                        19.6%
Apartment                     18.5%
Industrial                    14.6%
Regional Mall                 13.8%
Shopping Center               12.7%
Hotel                         10.2%
Self Storage                   4.4%
Diversified                    4.2%
Triple-Net Lease               1.2%
Manufactured Homes             0.4%
Health Care                    0.4%

Five Largest Holdings
(As a percentage of equity holdings)

  1.      Simon Property Group, Inc.      7.09%
  2.      ProLogis Trust                  6.04
  3.      Boston Properties, Inc.         5.51
  4.      AvalonBay Communities, Inc.     4.99
  5.      Equity Residential
          Property Trust                  4.26

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 26.13      $ 24.30


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $ 0.3941       $ 0.0513          $ 1.2587

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Real Estate Shares VCT Portfolio at net asset value, compared to that of the Wilshire Real Estate Securities Index. Portfolio returns are based on net asset value and do not reflect applicable insurance fees and surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

-------------------------------------------
    Date         Pioneer      Wilshire Real
                 Real Estate     Estate
                 Shares VCT     Securities
                 Portfolio       Index
-------------------------------------------
12/1995           $10,000       $10,000
-------------------------------------------
                  $13,573       $13,687
-------------------------------------------
12/1997           $16,446       $16,397
-------------------------------------------
                  $13,364       $13,540
-------------------------------------------
12/1999           $12,806       $13,108
-------------------------------------------
                  $16,585       $17,137
-------------------------------------------
12/2001           $17,879       $18,928
-------------------------------------------
                  $18,332       $19,417
-------------------------------------------
12/2003           $24,702       $26,615
-------------------------------------------
                  $33,530       $35,879
-------------------------------------------
12/2005           $38,605       $40,924
-------------------------------------------

The Wilshire Real Estate Securities Index is a market-capitalization weighted measure of the performance of real estate investment trusts (equity and hybrid) and real estate operating companies. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years            14.46%
5 Years             18.41%
1 Year              15.13%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

Real estate stocks produced strong returns for 2005 - outperforming the broader stock market for the sixth year in a row. While this achievement is gratifying, the real estate market also experienced above-average volatility and variability across the different property types comprising this asset class. As Matthew Troxell of AEW Capital Management, L.P. (the Portfolio's subadviser) explains in the following interview, maintaining competitive relative performance in 2006 will depend on astute stock picking.

Q. How did Pioneer Real Estate Shares VCT Portfolio perform during fiscal 2005?


A. Class I shares posted a total return of 15.13% at net asset value for the 12 months ended December 31, 2005. The performance surpassed the 14.06% return for the Wilshire Real Estate Securities Index. We attribute the outperformance to successful stock selection, particularly the Portfolio's investments in AvalonBay Communities in the apartment sector and Simon DeBartolo Group in the regional mall sector.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What contributed to the increased volatility in the real estate sector?

A. We think the volatility was due in large part to the mixed signals by investors. On one hand, we saw institutions and private investors willing to pay more for real estate investments - suggesting that they perceived the assets to be undervalued. On the other hand, public investors were not big buyers of the assets because they thought they were overvalued and too expensive. Despite the seesaw effect of the two opposing views, many investors believe that the fundamentals of these property types - with the possible exception of the office sector - are improving and the underlying assets are underpriced. Hence the 14% return for the benchmark.

Q. Could you comment on the underlying fundamentals of the various property types that the Portfolio is invested in?

A. Certainly. The regional mall real estate investment trusts (REITs) were a strong contributor to performance for the fiscal year given their relative outperformance and considerable weighting in the Portfolio. Healthy consumer spending supported strong operating results at the property level. The Portfolio holds mall REITs with high-quality tenants that represent some of the most recognized and financially solid retailers.

   The fundamentals are rapidly improving in the multi-family sector, which contributed favorably to your Portfolio's results. The impact of these holdings was magnified by the fact that the Portfolio holds a greater weighting in the sector than the benchmark. The apartment sector has remained resilient due to strong economic growth and the resulting improvement in employment. Should interest rates continue to rise, pinching potential homeowners out of buying condominiums, presumably more people would be willing to rent - boosting demand for apartments.

   Perhaps the most surprising performance came from the lodging sector, which we think experienced the best improvement in fundamentals of any property type during 2005. Hotels saw strong room rate growth and occupancy growth - two measures of profitability. However, despite the improved profitability at the corporate level, the lodging sector as a property type still lagged most sectors of the real estate market as well as the benchmark. We think that the lodging sector represents good investment value because prices do not reflect the rapidly improving fundamentals. We think that investor fears of low non-business demand and rising energy prices are overblown. We believe prospects for the lodging sector are promising in the foreseeable future.

   We limited the Portfolio's exposure to the office sector during the year because the fundamentals are improving more slowly than other property types. The lag is due to the inability of office REITs to reprice as a result of their longer lease terms, which typically run five to 10 years. While the longer lease terms can provide protection in a declining market, office REITs do not tend to respond as quickly to changing market conditions as other property types with shorter lease terms. Despite our decision to underweight this sector, the holdings in the office sector performed better than the benchmark's investments in the same sector.

Q. After a multi-year rally, are you still optimistic about the performance of real estate stocks looking ahead?

A. Yes. We remain cautiously upbeat in our outlook. We do not expect real estate stocks to repeat the dramatic returns of recent years, but we would not be surprised to see these investments earn competitive returns relative to the rest of the equity markets given their underlying fundamentals. Astute stock picking will be as important as ever, as we assess the growth prospects and price valuations of the holdings in your portfolio relative to the rest of the real estate market.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT Portfolio
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------
Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


U.S. Common Stocks                               94.1%
Depositary Receipts for International Stocks      3.6%
International Common Stocks                       2.3%

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Sector Distribution
(As a percentage of equity holdings)

Financials                    17.6%
Consumer Discretionary        15.3%
Information Technology        13.2%
Industrials                   13.0%
Health Care                   11.5%
Consumer Staples              10.2%
Energy                         7.0%
Materials                      7.0%
Telecommunication Services     3.7%
Utilities                      1.5%


Five Largest Holdings
(As a percentage of equity holdings)

  1.      Rio Tinto Plc                  2.19%
  2.      ChevronTexaco Corp.            2.04
  3.      United Technologies Corp.      2.04
  4.      Norfolk Southern Corp.         2.00
  5.      Target Corp.                   1.96

The Portfolio is actively managed, and current holdings may be different.


--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 21.55      $ 20.57


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $ 0.2796       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Fund VCT Portfolio at net asset value, compared to that of the Standard & Poor's (S&P) 500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

               Pioneer
    Date       Fund VCT
               Portfolio        S&P 500
---------------------------------------
10/1997        $10,000      $10,000
---------------------------------------
               $10,550      $10,642
---------------------------------------
               $13,296      $13,686
---------------------------------------
12/1999        $15,411      $16,564
---------------------------------------
               $15,600      $15,057
---------------------------------------
12/2001        $13,908      $13,268
---------------------------------------
               $11,261      $10,337
---------------------------------------
12/2003        $13,936      $13,300
---------------------------------------
               $15,504      $14,747
---------------------------------------
12/2005        $16,462      $15,470
---------------------------------------


The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class       6.29%
(10/31/97)
5 Years             1.08%
1 Year              6.17%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

In the following discussion, portfolio manager John Carey discusses the performance of Pioneer Fund VCT Portfolio, as well as the investment environment over the twelve-month period ended December 31, 2005.

Q. Please describe the investment environment in 2005, particularly the second half, and the performance of Pioneer Fund VCT Portfolio.

A. After a listless first half for the stock market, the second half of 2005 saw gains. For the year 2005 as a whole, the Standard & Poor's 500 Index, an unmanaged index of the general stock market, showed a total return of 4.91%. We were pleased that Class I shares of Pioneer Fund VCT Portfolio did better, with a total return for the year of 6.17% at net asset value. All of the increase took place in the final six months, indeed much of it in the last couple of months, of the year. For those six months ended December 31, Class I shares of Pioneer Fund VCT Portfolio increased by 6.90% at net asset value, versus an increase of 5.76% for the S&P 500.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   As we discussed in our June 30 letter, investors responded to the high prices for oil and natural gas early in the year by piling into everything related to energy, including utilities. We noted, though, that changes were occurring beneath the surface and that other sectors appeared to be emerging as better values. That came to pass particularly in the fourth quarter, when energy and utilities were the two worst performing sectors of the S&P 500, both showing declines versus an index rising overall. Being somewhat underweight in those two sectors was helpful to the Portfolio's performance in the fourth quarter, as was our being overweight in the still strongly performing materials sector. Otherwise our good stock selection in both health care and industrials contributed positively. For the second six months of 2005, our investments in those same three sectors, materials, health care, and industrials, also provided the positive difference in our performance. Especially big contributors among individual stocks over the six months were Rio Tinto and Phelps Dodge in materials, Barr Pharmaceuticals in health care, and Norfolk Southern and Burlington Northern Santa Fe in industrials.

   Our weakest second half performance was in consumer staples, where our holdings in Hershey and Sysco both declined. Within the energy sector, our de-emphasis of the energy equipment-and-services industry detracted, as that industry had superior returns to those of its sector.

   With regard again to the investing environment in general in the second half, there were shifts underway as investors diversified their portfolios. High growth situations seemed especially to attract investors, as exemplified by the stunning upward move in the share price of Google, a stock we have not owned, from what we thought were already quite elevated levels in terms of price to earnings and sales. However, the persistently high energy and other commodity prices, as well as projections for increased capital spending in capacity-constrained industries, continued to provide firm support for the so-called "old economy." So it has been something of a bifurcated market and one in which one treads with care. It does seem, though, that an underlying "theme" to investor behavior has been a powerful attraction to potential for above-average earnings growth, whether from high tech or low tech. We take that as our cue to maintain our focus on companies with compelling fundamentals regardless of industry or sector.

Q. Did you make changes to the Portfolio in the second half? Please discuss.

A. We saw a fair amount of merger-and-acquisition activity in our own portfolio, and we made our customary changes based on our views of relative valuations. Taken together, the trades in the second half resulted in the addition of fifteen positions and the deletion of fifteen. Sector by sector, starting with energy, we took profits on Schlumberger, thinking that the price reflected our estimate of earnings potential. In materials, we added Dow Chemical, which has impressed us with its improved operations, and realized gains on Phelps Dodge and Newmont Mining. Allegheny Technologies, a stainless-steel producer that has returned to significant profitability in the past year and a half, was a second new entry in materials. In industrials, Masco, manufacturer of plumbing supplies and other home-improvement products, 3M, world leader in adhesives, and Parker Hannifin, major supplier of fluid-control systems and components, were new. Consumer discretionary saw the addition of Yum Brands, former restaurant division of Pepsico and operator of Pizza Hut, Taco Bell, and Kentucky Fried Chicken, among other popular chains. Also new was Federated Department Stores, received in exchange for part of our former holding May Department Stores, which Federated acquired for cash and stock. Disappointment with earnings progress led to our sale of Family Dollar Stores.

A Word About Risk:

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   We added three holdings to health care: C. R. Bard and St. Jude Medical, both leaders in medical devices, and Pfizer, which seemed to us to have declined to a price representing good value. We took profits in Guidant following its receipt of a premium acquisition offer from Johnson & Johnson, and we sold Mylan Laboratories, which no longer appeared to us to have a clear path to growth. Financials saw our addition of Compass Bancshares, based in Birmingham, Alabama, and Golden West Financial, headquartered in Oakland, California. Both banks have the combination of competitive return on assets and return on equity that we seek, as well as reasonable share prices. We took profits in our long-term holding Bank of New York, and we sold Montpelier Re Holdings, judging that weather-related losses had seriously impaired its reinsurance business. Finally, Ameriprise Financial, investment services, came into the portfolio as a spin-out from our holding American Express.

   Information technology witnessed the acquisition for cash of SunGard Data Systems. VERITAS Software was also acquired, it by another company we also owned, Symantec. Following the acquisition, discouraged by the prospects for the combined venture, we liquidated all of our shares of Symantec, including the new shares we had received for VERITAS. We also exited Diebold and Computer Sciences, long-term disappointments with respect to earnings growth. While selling those technology positions, we added Cisco Systems, dominant supplier of routers and switches for the internet. After years of "correction" in its share price, Cisco at last sold at a price-to-earnings ratio we regarded as justified. Growth prospects, while more moderate than in the past, still exceed those of many other companies.

   Lastly, in utilities, we sold, at a large percentage gain, our position in Aqua America, which we thought adequately priced, and purchased shares of PG&E (Pacific Gas and Electric), a recovering California utility with a growing dividend yield.

Q. What is your outlook for 2006?

A. Our outlook for 2006 is cautious. We think that the moderate expectations for economic growth can be met, and we also look for higher earnings and dividends. The broad consensus estimate of roughly 3.5% real GDP growth looks reasonable to us, and we likewise think that 6-8% earnings growth for the S&P 500 is doable. However, we are starting to see powerful headwinds in the form of higher short-term interest rates, stubbornly high oil and natural gas prices, and a slowing housing market. We also watch international events out of the corner of our eye, and we remember that there are U.S. congressional elections this fall. Finally, as was certainly impressed on us in 2005, the weather and other natural disasters can throw quite a wrench in the works. The result of all those crosscurrents could be a more volatile market than we've seen in a while. We believe that another result might be defensive positioning by investors. Certainly the higher yields on money-market and other short-term debt instruments are already providing tougher competition for stocks. Our emphasis in this environment will be on stocks with good earnings and dividend support. If it is a softer economy that lies ahead, the companies less vulnerable to large earnings declines may prove better bets.

   Thank you as always for your support.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------
Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


U.S. Common Stocks                               96.2%
Temporary Cash Investments                        3.3%
Convertible Preferred Stocks                      0.5%

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Sector Distribution
(As a percentage of equity holdings)

Financials                    26.4%
Utilities                     14.8%
Industrials                   10.8%
Consumer Discretionary         9.1%
Health Care                    8.7%
Telecommunication Services     8.5%
Consumer Staples               7.9%
Materials                      7.2%
Energy                         5.6%
Information Technology         1.0%



Five Largest Holdings
(As a percentage of equity holdings)

  1.      PACCAR, Inc.                       3.67%
  2.      Questar Corp.                      3.22
  3.      Washington Mutual, Inc.            3.11
  4.      T. Rowe Price Associates, Inc.     2.88
  5.      Merck & Co., Inc.                  2.37

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 21.25      $ 20.58


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $ 0.4957       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Equity Income VCT Portfolio at net asset value, compared to that of the Russell 1000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

    Date         Pioneer
                 Equity
                 Income
                   VCT      Russell 1000
                 Portfolio   Value Index
----------------------------------------
12/1995        $10,000       $10,000
----------------------------------------
               $11,519       $12,164
----------------------------------------
12/1997        $15,577       $16,444
----------------------------------------
               $18,973       $19,014
----------------------------------------
12/1999        $19,203       $20,411
----------------------------------------
               $22,054       $21,843
----------------------------------------
12/2001        $20,517       $20,622
----------------------------------------
               $17,272       $17,421
----------------------------------------
12/2003        $21,177       $22,652
----------------------------------------
               $24,646       $26,389
----------------------------------------
12/2005        $26,055       $28,250
----------------------------------------

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years            10.05%
5 Years              3.39%
1 Year               5.72%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

In the following discussion, portfolio manager John Carey discusses the performance of Pioneer Equity Income VCT Portfolio, as well as the investment environment over the twelve-month period ended December 31, 2005.

Q. Please discuss the performance of the portfolio versus its benchmark, the Russell 1000 Value index.

A. For the year ended December 31, 2005, Class I shares of Pioneer Equity Income VCT Portfolio showed a total return of 5.72% at net asset value. By comparison, the Russell 1000 Value Index, an unmanaged index of the general stock market replicating to an extent the universe of stocks in which value and income-oriented funds often invest, rose 7.05%.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Throughout the year, our overweight in the strongly performing utilities sector helped results, while our underweight in the top-performing energy sector, as well as our de-emphasis of the above-average performing energy equipment-and-services industry within the energy sector, hurt. Late in the year, our underweight in the recovering financials sector was also a negative. On the whole, it was a year of shifting tides, with investors first concerned about higher energy and other commodity prices and the implications for inflation and interest rates, and later expectant of a halt to rate increases as inflationary pressures appeared to ebb. The fourth quarter rally in the financial sector reflected that change of thinking. We would note, however, that the course of economic events is never entirely predictable. Certainly there remain some very different views among economists about the direction of interest rates and everything else. Our focus will remain on finding stocks that we think have good prospects for earnings and dividend growth over the next two to three years regardless of sector.

Q. Please discuss changes you made to the portfolio during the year.

A. In all, we added some eighteen positions to the portfolio and liquidated sixteen. The effects of the changes, which we made on the basis of the attractiveness to us of individual stocks, were to increase portfolio weightings in consumer staples, health care, financials, and telecommunications services and to decrease weightings in energy, industrials, consumer discretionary, information technology, and utilities. The weighting in materials stayed about the same. Some of the changes in weightings were augmented by stock-market fluctuations.

   Financials saw the most new entries. We thought that the prices of two of the biggest financial-services companies, Citigroup and Bank of America, represented particularly good value and that the dividend yields were also compelling. Enlarging our exposure to life insurance, we purchased Jefferson Pilot, slated to be merged into Lincoln National. PNC Financial is a successful regional bank with majority ownership of a growing asset-management business. Whitney Holdings, a New Orleans-based bank, traded down after Hurricane Katrina devastated its home city, but we felt that the bank had adequate resources and management experience to prosper as the area recovered. Finally, we invested in two REITs, Archstone-Smith Trust and Kimco Realty. Archstone operates apartments, and Kimco is involved with shopping centers.

   Our other new purchases covered a variety of sectors. Dow Chemical and Olin (materials) are chemical producers with good prospects for better earnings over the next year or two with improved operating efficiencies. Citizens Communications (telecommunications services) is a high-dividend-yielding telecomm company based in Stamford, Connecticut. Pfizer (health care) and Coca-Cola (consumer staples) were examples of blue-chip names fallen from investor favor and selling at low prices relative to their historical price ranges. Albertson's (consumer staples) is a grocery-store and drugstore company with potential for realizing higher shareholder value through restructuring. PG&E (Pacific Gas and Electric; utilities) is a recovering California utility with a growing dividend yield. Deere (industrials) is the premier manufacturer of farm equipment, and Genuine Parts (consumer discretionary) occupies the same top spot in the auto-parts distribution business. Hewlett-Packard (information technology) seems to have turned the corner and resumed its growth under new management. Finally, we received Federated Department Stores (consumer discretionary) in exchange for part of our position in May Department Stores (consumer discretionary), which Federated acquired for a combination of stock and cash.

   Deletions included, in addition to May, a number of stocks that we felt were fully valued. In that category were Motorola, American Electric Power, FPL Group, Constellation Energy, Aqua America, Occidental Petroleum, Boeing, General Dynamics, Simon Property, and Microsoft. Due to a more mixed view on their prospects, we sold Du Pont, General Motors, Diebold, International Business Machines, and the Gap 5.75% convertible debenture.

A Word About Risk:

The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05                          (continued)
--------------------------------------------------------------------------------

Q. What is your outlook for 2006?

A. Our outlook for 2006 is cautious. We think that the moderate expectations for economic growth can be met, and we also look for higher earnings and dividends. The broad consensus estimate of roughly 3.5% real GDP growth looks reasonable to us, and we likewise think that 6-8% earnings growth for the S&P 500 is doable. However, we are starting to see powerful headwinds in the form of higher short-term interest rates, stubbornly high oil and natural gas prices, and a slowing housing market. We also watch international events out of the corner of our eye, and we remember that there are U.S. congressional elections this fall. Finally, as was certainly impressed on us in 2005, the weather and other natural disasters can throw quite a wrench in the works. The result of all those crosscurrents could be a more volatile market than we have seen in a while. We believe that another result might be defensive positioning by investors. Certainly the higher yields on money-market and other short-term debt instruments are already providing tougher competition for stocks. Our emphasis in this environment will be on stocks with good earnings and dividend support. If it is a softer economy that lies ahead, the companies less vulnerable to large earnings declines may prove better bets.

   Thank you as always for your support.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Balanced VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------
Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


U.S. Common Stocks                               64.0%
U.S. Government Agency Obligations               23.8%
U.S. Corporate Bonds                              9.7%
Depositary Receipts for International Stocks      1.5%
Asset Backed Securities                           0.6%
Collateralized Mortgage Obligations               0.4%

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


Sector Distribution
(As a percentage of long-term holdings)

Government Obligations        23.9%
Financials                    13.3%
Information Technology        11.6%
Health Care                   11.3%
Consumer Staples              10.3%
Consumer Discretionary         8.3%
Industrials                    7.4%
Materials                      5.9%
Energy                         5.5%
Telecommunication Services     2.0%
Utilities                      0.5%



Five Largest Holdings
(As a percentage of long-term holdings)

  1.      Berkshire Hathaway, Inc.
         (Class B)                      3.43%
  2.      Microsoft Corp.               3.27
  3.      PepsiCo, Inc.                 3.17
  4.      First Data Corp.              3.16
  5.      Northrop Grumman Corp.        3.15

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 14.71      $ 14.40


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $ 0.2713       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Balanced VCT Portfolio at net asset value, compared to that of the Standard & Poor's (S&P) 500 Index and the Lehman Brothers Aggregate Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                Pioneer      Lehman
                Balanced     Brothers
                   VCT       Aggregate    S&P 500
               Portfolio     Bond Index
Date
---------------------------------------------------
12/1995           $10,000      $10,000     $10,000
---------------------------------------------------
                  $11,426      $10,363     $12,295
---------------------------------------------------
12/1997           $13,385      $11,364     $16,395
---------------------------------------------------
                  $13,793      $12,351     $21,084
---------------------------------------------------
12/1999           $14,142      $12,249     $25,518
---------------------------------------------------
                  $14,913      $13,673     $23,196
---------------------------------------------------
12/2001           $14,576      $14,828     $20,441
---------------------------------------------------
                  $13,080      $16,348     $15,925
---------------------------------------------------
12/2003           $15,266      $17,019     $20,490
---------------------------------------------------
                  $15,997      $17,758     $22,718
---------------------------------------------------
12/2005           $16,649      $18,189     $23,833
---------------------------------------------------

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years            5.23%
5 Years             2.23%
1 Year              4.08%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Balanced VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

The nation's economy grew persistently throughout 2005, producing strong earnings growth and healthier corporate balance sheets. The economy proved resilient to the effects of a variety of challenges, from hurricane damage in the Gulf Coast to sharply rising energy and commodity prices. To head off the possibility that inflationary pressures would build up as the economy grew, the U.S. Federal Reserve continued to tighten monetary policy. The Fed raised the Fed Funds rate eight different times during the calendar year. In the following interview, Timothy Mulrenan, who is responsible for the equity portfolio of Pioneer Balanced VCT Portfolio, and Richard Schlanger, who is responsible for the Portfolio's fixed-income investments, discuss the markets and the factors that affected performance.

Q. How did the Portfolio perform, and what were the principal factors that affected Portfolio performance?

A. Class I shares of Pioneer Balanced VCT Portfolio returned 4.08% at net asset value during the 12 months ended December 31, 2005. In comparison, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index returned 4.91% and 2.43%, respectively, over the same period.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Throughout the 12 months, we overweighted equities, with a target allocation of about 64% of Portfolio assets versus a 60% normal allocation. We invested the remaining 36% of assets in fixed income securities. We placed this emphasis on stocks because of the favorable earnings environment and our view that stocks were likely to produce positive returns during the year. At the same time, we were not sure how far the Federal Reserve Board intended to push short-term interest rates, and we believed bonds, in general, were fully valued in the market.

   The equity market did have a positive year, buoyed by positive earnings - profits of S&P 500 companies grew approximately 13%. Despite rising short-term interest rates and higher commodity prices, long-term interest rates were essentially unchanged over the 12 months. Other factors giving support to stock valuations included many stock buyback programs, initiated by corporations with more cash on their balance sheets, and increasing merger-and-acquisition activity. Despite all these positive factors, stock performance was held back by a number of concerns, including fears that higher short-term interest rates and high energy costs might undermine future corporate profitability.

   The major development in the fixed-income market was the dramatic flattening of the yield curve - which reflects the difference in yields between short-term and long-term securities. Normally, the yield curve steepens - yield differences become greater - the greater the difference in maturity between short- and long-term securities. However, the yield curve became so flat that it actually partially inverted by the end of the year, a highly unusual phenomenon in which 10-year yields actually became slightly lower than two-year yields. Despite the efforts of the Federal Reserve to raise short-term rates, long-term rates tended to fall or remain stable because of strong demand for U.S. Treasuries by international bond investors.

Q. What areas in the equity and fixed income market performed better than others?

A. In the equity market, mid-cap stocks did better than either small- or large-cap stocks, continuing a multi-year run for medium-sized companies. The value style of investing slightly outperformed the growth style, but the growth style performed somewhat better in the final two months of the year. Driven by the dramatic increases in oil and natural gas prices, energy stocks were by far the performance leaders in the equity market. On average, energy stocks rose by 30%. Utilities also performed relatively well, while consumer discretionary stocks - especially in the automotive and media industries - lagged.

   In the fixed-income market, long-term investments outperformed short- and intermediate-term investments. With a backdrop of rising profits, investment grade and high-yield corporate bonds tended to do well. The notable exception was among a few fallen angels whose financial problems led to credit rating downgrades. Two highly visible examples were General Motors and Ford, both of which were downgraded from investment grade to high yield. Among governments, Treasuries outperformed mortgages, with long-term Treasuries doing especially well.

A Word About Risk:

When interest rates rise, the prices of fixed income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-Backed securities are also subject to pre-payments. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Balanced Income VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Q. What equity investments had the greatest influence on performance?

A. Our overweight position in energy stocks for most of the year and our stock selection within the energy sector helped boost performance. Two standout selections were National Oilwell Varco, a leading provider of oil field equipment, and ENSCO International, a prominent offshore contract driller. National Oilwell Varco's stock price rose substantially, driven by robust earnings, favorable pricing and a growing backlog of orders. We trimmed the position and took profits during the year. ENSCO's stock price appreciated by about 40% as the day rates for its oil rigs surged against a backdrop of growing demand and a tight supply of the drilling platforms. By the end of the year, we had taken some profits, but still hold ENSCO, and moved to a slight underweight position in energy.

   Our investments in health care also did well. Shares of generic pharmaceutical manufacturer IVAX doubled. The company was helped by both an impressive pipeline of new drugs approaching market and an acquisition offer from a competitor. Amgen, a major biotechnology firm, benefited from strong revenue gains across all its product lines and its own promising pipeline of new products under development, including prospective drugs for treatment of cancer and arthritis.

   Among the more disappointing positions was our investment in Symantec, a leading software security firm. Its stock price declined after the company in the second half of the year announced earnings that failed to meet expectations. Investors also became concerned about price competition in the software security industry and the possibility of new competition from Microsoft. The U.K.-based telecommunications services giant Vodafone also declined as its profit margins came under pressure because of difficulties in operations in Japan and in Europe. Also detracting from results was our investment in Family Dollar, a low-price retailer. Lower-income consumers, who make up a substantial part of Family Dollar's customer base, were particularly hard hit by rising energy prices. We eliminated our positions in Symantec and in Family Dollar.

Q. What fixed-income investments had the greatest influence on performance?

A. Our positioning on the yield curve did not help. In a period in which short-term interest rates were rising and longer-term rates were relatively stable, the best positioning would have been a bar-belled approach. That would place greater emphasis both on short-term securities - to take advantage of rising yields - and on long-term securities to take advantage of their high yields and price stability. However, we pursued a bulleted-approach with investments throughout the yield curve - including in the intermediate-term securities which tended to underperform other parts of the market. Also holding back results was our investment in bonds of auto parts manufacturer Delphi, which filed for bankruptcy protection during the year. We had liquidated our position in Delphi prior to their bankruptcy filing.

   During the year, as yields in many part of the market rose, we extended duration - a measure of sensitivity to interest rate changes. Duration on December 31, 2005, was 4.67 years, compared to 4.13 years six months earlier. Average credit quality remained at AA-, although we did reduce our exposure to high-yield securities. We also cut our mortgage position, while raising our allocation to Treasuries and agencies. Mortgages, however, still represented the largest sector weighting.

Q. What is your investment outlook?

A. We expect positive performance in the equity market in an environment of rising profits and strengthening balance sheets. We believe two key factors should influence the equity markets in 2006: the continued revival of corporate capital spending, which already grew by 20% during 2005 and the emergence of a performance edge by growth stocks, which have underperformed value stocks for several years. As we enter a new year, value stocks have reached price levels on a par with growth stocks, and we believe growth stocks should begin to outperform because of their greater earnings growth potential.

   Given this view, we have added to our positions in companies that can benefit from increasing capital spending, with investments in industrials, telecommunications equipment and information technology companies. We also have reduced our exposure to consumer discretionary stocks, although we continue to emphasize consumer staples with their more consistent earnings.

   For the fixed-income market, we anticipate that the Federal Reserve will move cautiously because of concerns about high debt levels of consumers. We believe the Fed may raise short-term rates two or three times more, with the fed funds rate leveling off in the range of 4.75% to 5.00%. Historically, the Fed has begun lowering rates four to six months after the end of its rate-hike cycles, and we believe this may occur again late in 2006. If that occurs, we expect the short-end and the intermediate parts of the yield curve to outperform the long-end, and we would position the portfolio accordingly. Because of the tightening labor supply and high energy costs, we are carefully watching inflation trends and are prepared to become more defensive. We already have established a position in Treasury Inflation Protective Securities (TIPS) to guard against the impact of higher inflation.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Yield VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------
Portfolio Diversification
(As a percentage of total investment in securities)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


U.S. Corporate Bonds                            77.8%
Convertible Corporate Bonds                      9.5%
U.S. Common Stocks                               7.1%
Convertible Preferred Stocks                     3.5%
Temporary Cash Investment                        2.1%

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


Maturity Distribution
(As a percentage of total investment in securities)

0-1 years          0.8%
1-3 years         19.3%
3-4 years         19.7%
4-6 years         40.3%
6-8 years         14.2%
8+ years           5.7%


Five Largest Holdings
(As a percentage of long-term holdings)

  1.      Mueller Industries, Inc.,
          6.0%, 11/1/14                  4.83%
  2.      Novelis, Inc., 7.25%,
          2/15/15                        3.48
  3.      Allegheny Energy Supply,
          7.8%, 3/15/11                  3.25
  4.      Valeant Pharmaceuticals,
          7.0%, 12/15/11                 3.02
  5.      Gardner Denver, Inc.,
          8.0%, 5/1/13 (144A)            2.94

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 10.88      $ 11.67


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $ 0.6128       $ 0.0579          $ 0.3211

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer High Yield VCT Portfolio at net asset value, compared to that of Merrill Lynch
(ML) High Yield Master II Index and of the ML Index of Convertible Bonds (Speculative Quality). Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                                               ML Convertible
                 Pioneer       ML High Yield        Bonds
                High Yield       Master II      (Speculative
  Date         VCT Portfolio       Index       Quality) Index
------------------------------------------------------------
5/2000         $10,000          $10,000          $10,000
------------------------------------------------------------
               $10,623           $9,769           $8,424
------------------------------------------------------------
12/2001        $12,387          $10,206           $7,883
------------------------------------------------------------
               $12,211          $10,013           $7,747
------------------------------------------------------------
12/2003        $16,214          $12,831          $10,535
------------------------------------------------------------
               $17,517          $14,226          $11,867
------------------------------------------------------------
12/2005        $17,856          $14,615          $11,485
------------------------------------------------------------

Index comparisons begin on 4/30/00. The ML High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. The ML Index of Convertible Bonds (speculative quality) is a commonly accepted measure of the performance of speculative grade convertible bond securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class       10.38%
(5/1/00)
5 Years             10.95%
1 Year               1.95%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer High Yield VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

During the 12 months ended December 31, 2005, high-yield bonds offered modestly positive returns, generated mainly by interest income. In the interview below, Portfolio Manager Margaret Patel describes the factors that drove the high-yield market and explains the Portfolio's underperformance of its benchmark.

Q. How did the Portfolio perform?

A. During the 12 months ended December 31, 2005, the Portfolio's Class I shares had a total return based on net asset value of 1.95%. By comparison, the Merrill Lynch High Yield Master II Index returned 2.74%. On December 31, 2005, the SEC standardized 30-day yield for Class I shares was 5.67%.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What factors drove the performance of the high-yield market during 2005?

A. The economy continued to grow, which helped keep the yield spread - or yield advantage offered by high-yield bonds over comparable Treasuries - relatively narrow and below historical averages. Returns for the high-yield market were modestly positive, with the regular coupon payments provided by the securities offset by lower bond prices. Those bond price declines resulted from generally rising interest rates in both the Treasury and high-yield markets. Defaults declined during the period and approached the historical low of less than 2% seen in 1997. A major event in the market occurred in May, when the credit ratings of Ford and General Motors were downgraded to below investment grade. There was some short-term volatility caused by the moves, as investors pondered the effect that the large influx of Ford and GM debt might have on the market. Overall, however, the market absorbed the transfer with no major disruptions.

Q. Why did the Portfolio lag the Merrill Lynch High Yield Master II Index?

A. While investments in convertible bonds - a cornerstone of our approach for some time - historically have helped the Portfolio's relative performance, they underperformed conventional high-yield issues, particularly from the beginning of 2005 through April. The low volatility experienced by the convertible bonds' underlying stocks worked to compress the premium investors were willing to pay for convertibles. In addition, many convertible bonds offer relatively low coupons and are generally of shorter maturity, two attributes that resulted in negative price performance as the Federal Reserve Board steadily raised short-term interest rates during the period. However, convertible bonds performed better during the second half of the period as stock prices improved and equity market volatility increased.

Q. Which investments performed best during the fiscal year? Which disappointed?


A. The convertible securities of Roper Industries (1.30% of the Portfolio at the end of the period), which makes industrial controls and fluid handling equipment, enjoyed price appreciation due to improving demand. The biotechnology firm holding, IVAX, benefited from better operating results and its acquisition by Teva Pharmaceuticals scheduled to be close by the end of January 2006. Our convertible bonds held in Vertex Pharmaceuticals (0.72%) increased substantially with the underlying stock price, due to advances in the company's drug pipeline and the achievement of several strategic partnerships. And copper and gold producer Freeport-McMoRan (1.29%) was an outstanding winner, as it benefited from higher metals prices. Disappointments included Epix Medical (0.21%), which manufacturers contrast agents for the treatment of vascular diseases. Epix declined because its products required more clinical testing. Auto parts retailer Pep Boys (1.87%) fell as the company's turnaround took longer than expected. Interpublic Group (1.98%), a large advertising agency, saw the value of its common stock and associated convertible bonds decline due to concerns about management changes and the firm's delay in releasing required compliance information. Finally, Valiant Pharmaceuticals (2.97%) dropped because of an uncertain outlook for its products and the relatively slow pace of the company's new-drug development.

Q. What is your outlook?

A. We are optimistic about the health of the economy and the corporate high-yield market. If the economy continues to grow faster than the historical long-term average - as the Fed gradually moves interest rates higher - high-yield bonds could continue to produce moderately positive results and coupon income. The major credit rating agencies predict modest increases in defaults going forward, but still well below the historical average of about 4.75%. In addition, we believe the Fund is well positioned
   - through its holdings in convertible bonds, convertible preferred securities and common stock - to offer shareholders the opportunity for capital appreciation, should stocks participate in the continued economic advance that we expect.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------
Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


U.S. Corporate Bonds                            45.0%
U.S. Government Securities                      41.3%
Foreign Government Bonds                         7.9%
Asset Backed Securities                          2.9%
Municipal Bonds                                  1.0%
Temporary Cash Investment                        0.9%
Collateralized Mortgage Obligations              0.7%
Convertible Corporate Bonds                      0.3%


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


Maturity Distribution
(As a percentage of total investment portfolio)

0-1 year           7.6%
1-3 years         15.3%
3-4 years         15.8%
4-6 years         39.9%
6-8 years         14.3%
8+ years           7.1%

Five Largest Holdings
(As a percentage of long-term holdings)

  1.       U.S. Treasury Inflation
           Protected Security,
           3.5%, 1/15/11                   6.54%
  2.       U.S. Treasury Bonds,
           5.25%, 11/15/28                 2.54
  3.       U.S. Treasury Strip,
           0.0%, 11/15/13                  2.21
  4.       U.S. Treasury Inflation
           Protected Security,
           3.0%, 7/15/12                   1.53
  5.       Federal Home Loan Mortgage
           Corp., 4.5%, 4/1/20             1.44

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------
Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 10.76      $ 11.26


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $ 0.6400       $ 0.0045          $ 0.1523

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Strategic Income VCT Portfolio at net asset value, compared to that of the Lehman Brothers U.S. Universal Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]



                   Pioneer
                  Strategic    Lehman
                   Income       U.S.
                    VCT      Universal
Date              Portfolio     Index
---------------------------------------
7/1999            $10,000      $10,000
---------------------------------------
                  $10,070      $10,136
---------------------------------------
                  $10,525      $11,234
---------------------------------------
12/2001           $11,252      $12,144
---------------------------------------
                  $12,458      $13,338
---------------------------------------
12/2003           $15,104      $14,117
---------------------------------------
                  $16,651      $14,817
---------------------------------------
12/2005           $17,108      $15,219
---------------------------------------

Index comparison begins July 31, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded from the Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class        8.72%
(7/29/99)
5 Years             10.20%
1 Year               2.74%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

Most sectors in the fixed income market produced positive, if modest, results during 2005. The most noteworthy exception to this overall trend was in emerging market debt, which outperformed other parts of the global bond markets as the strong worldwide growth persisted. Within the U.S., rising interest rates for bonds of most maturities caused some price erosion, although not enough to erase the positive benefits of income produced by bonds. In the following interview, Kenneth J. Taubes discusses the factors that influenced the Strategic Income Portfolio's performance during the 12 months. Mr. Taubes, Director of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Portfolio.

Q: How did the Portfolio perform during the 12 months ended December 31, 2005?

A: The Portfolio performed modestly above its benchmark. Strategic Income
   Portfolio Class I Shares had a total return of 2.74% at net asset value for the year. During the same 12 months, the benchmark Lehman U.S. Universal Bond Index returned 2.61%. The Portfolio also continued to deliver a competitive stream of income. On December 31, 2005, the SEC standardized 30-day yield for Class I shares was 4.69%.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: How would you describe the overall investment environment during the year?

A: Against a backdrop of persistent economic growth, the Federal Reserve Board continued to tighten monetary policy in the United States. The central bank raised the key fed funds rate eight different times during the period as the rate rose from 2.25% to 4.25% by the end of 2005. While the rate hikes were widely expected, they nevertheless had an impact on the financial markets. Yields on securities of most maturities rose, and prices declined. That particularly affected short to intermediate treasury securities. The principal exception was the 30-year Treasury bond, where the yields actually declined. Over the year, the difference between the yields of shorter- and longer-term securities grew smaller, which means the yield curve flattened. At year's end, the yield curve had inverted in some places. This phenomenon, when interest rates of shorter maturity securities become higher than some longer maturity securities, is a reversal of the usual relationships and has been associated with a relatively restrictive Federal Reserve monetary policy. Because of the flattening yield curve, fixed income portfolio performance was heavily influenced by the distribution of maturities of the securities held in the portfolio. Intermediate term bonds--those in the middle of the yield curve--tended to perform relatively poorly. Corporate bonds delivered modestly positive results, with both investment grade and high yield producing similar results on a total return basis. The primary difference was that high yield bonds tended to lose more principal, although the higher income of those lower-rated securities made up the difference on a total return basis. Mortgages generally outperformed corporate bonds as well as Treasuries, as they offered relatively good yield with less principal loss than other sectors.

   High yield corporate bonds from developed nations, in local currencies, outperformed U.S. high yield debt, but returns were eroded by the strength of the dollar. Helped by a yield advantage of U.S. short-term securities over comparable maturity debt, primarily from Japan and European countries, the U.S. dollar appreciated more than 10% against major foreign currencies during 2005.

   Emerging market securities were by far the best-performing part of the fixed income market. Benchmarks for emerging market debt were about 12% for the year, as the continuing global economic strength raised commodity prices, including oil and other basic materials, supporting the economies of many developing nations.

Q: What types of investments most influenced Portfolio performance?

A: We continued to maintain a well-diversified portfolio and our investments in emerging market debt had a substantial positive impact on results. We typically had about 12% of Portfolio assets invested in developing nation securities. They were a primary contributor to results. We also had a healthy allocation to investment-grade corporate and government bonds denominated in major foreign currencies. They accounted for about 11% of Portfolio assets at year-end. While those securities outperformed comparable U.S. debt in their local currencies, the effect of the strengthening of the U.S. dollar held back the final results to the Portfolio. However, we did hedge part of our foreign currency exposure, partially easing the effects of the dollar's appreciation on Portfolio performance.

A Word About Risk:

When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The securities issued by U.S. Government sponsored entities (i.e., FNMA, Freddie
Mac) are neither guaranteed nor issued by the U.S. Government. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-Backed securities are also subject to pre-payments. Investments in high yield or lower-rated securities are subject to greater-than-average risk. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05                          (continued)
--------------------------------------------------------------------------------

   Within the U.S., we tended to focus on securities with a yield advantage. In investing in government debt, we favored mortgages over Treasuries, and that helped performance. On December 31, 2005, approximately 22.3% of Portfolio assets were invested in mortgage-backed securities, 18.2% invested in Treasuries, with a growing allocation to Treasury Inflation-Protected Securities (TIPS) that tended to perform well. In addition, we were well positioned on the yield curve, with a greater emphasis on higher-yielding, longer-maturity bonds that outperformed intermediates. Although we upgraded overall credit quality during the year and reduced our investment in domestic high-yield corporate bonds, we still maintained a healthy allocation to this sector, which comprised about 25.5% of Portfolio assets on December 31, 2005, compared to 29.3% one year earlier.

   Overall, average credit quality stood at A- at the end of 2005. Effective duration -- a measure of sensitivity to changes in interest rates -- was
   4.72 years on December 31, 2005, while the average maturity of Portfolio holdings was 6.75 years.

   Individual contributors to performance included bonds issued by:
   UnumProvident, a major disability insurer that is undergoing a successful restructuring; J. Ray McDermott, an oil and gas drilling company; and VALE Overseas, the Brazilian company which is the world's largest iron ore mine operator and which announced a tender offer for part of its high-yield debt.

   While we underweighted bonds of the poor-performing automotive industry within our domestic portfolio, we did own bonds issued by Delphi, the major auto components company that filed for bankruptcy protection. We have sold that position. However, we have retained a position in another disappointing investment, bonds of Northwest Airlines, which also filed for bankruptcy during 2005.

Q: What is your investment outlook?

A: We expect to continue to upgrade the overall credit quality of our Portfolio while keeping it well-diversified to take advantage of opportunities throughout the world. Overall, economic growth may continue, but values of debt securities could be less attractive than last year.

   The continued dynamic expansion of the economy in China should drive the growth of emerging markets throughout the globe as well as in Asia, which could also be affected by recovery in Japan. This could be felt most in countries rich in commodities such as iron, copper, nickel and oil. However, emerging market bonds do not offer compelling values, as their prices already reflect an optimistic outlook. Interest rates offered by foreign, high-yield corporate bonds also are not as attractive as they were earlier in light of their strong performance in local currencies over the year. However, we think the U.S. dollar may begin to weaken again against foreign currencies as other countries begin to raise their rates higher than the U.S. Federal Reserve.

   Within the U.S., we expect that the pace of economic growth may slow in 2006, but the economy should continue to expand. The Federal Reserve Board may continue to raise short-term rates in the early part of the year, but we do not anticipate that monetary policy will become so restrictive as to push the economy into recession.

   At a time when spreads -- the differences between yields -- are narrow between yields of fixed income securities of different credit quality, we expect to continue to upgrade overall credit quality. For one thing, increased corporate merger-and-acquisition activity poses a potential threat to holders of investment grade corporate bonds, as many merger deals benefit shareholders more than bondholders. We anticipate maintaining an emphasis on mortgage-backed securities over corporate bonds, which offer only slightly less yield than investment grade corporate bonds, but without the risk of merger-and-acquisition. Within our Treasury holdings, we expect to continue to focus on TIPS (Treasury Inflation-Protected Securities). The easing of global monetary policies over the past several years has potentially provided an environment for inflation to pick-up.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer America Income VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------
Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


U.S. Government Securities                      93.4%
U.S. Government Agency Obligations               6.1%
U.S. Corporate Bonds                             0.5%



[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


Maturity Distribution
(As a percentage of total investment portfolio)

0-1 year           2.5%
1-3 years         38.7%
3-4 years         27.8%
4-6 years         16.2%
6-8 years          6.8%
8+ years           8.0%


Five Largest Holdings
(As a percentage of long-term holdings)

  1.     U.S. Treasury Notes,
         6.5%, 2/15/10             10.01%
  2.     U.S. Treasury Inflation
         Protected Securities,
         3.375%, 1/15/12            7.81
  3.     U.S. Treasury Bonds,
         6.25%, 8/15/23             5.54
  4.     U.S. Treasury Notes,
         6.375%, 8/15/27            2.47
  5.     U.S. Treasury Notes,
         4.25%, 11/15/14            1.85

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 9.84       $ 10.11


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $ 0.4702       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer America Income VCT Portfolio at net asset value, compared to that of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index and of Lehman Brothers Government Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

               Pioneer       Lehman        Lehman
               America      Brothers      Brothers
             Income VCT    Government    Fixed-Rate
  Date        Portfolio    Bond Index  Mortgage Index
---------------------------------------------------
12/1995        $10,000      $10,000     $10,000
---------------------------------------------------
               $10,130      $10,406     $10,535
---------------------------------------------------
12/1997        $10,985      $11,210     $11,535
---------------------------------------------------
               $11,880      $12,161     $12,338
---------------------------------------------------
12/1999        $11,581      $12,220     $12,567
---------------------------------------------------
               $12,943      $13,500     $13,969
---------------------------------------------------
12/2001        $13,786      $14,636     $15,118
---------------------------------------------------
               $15,208      $16,047     $16,440
---------------------------------------------------
12/2003        $15,484      $16,414     $16,944
---------------------------------------------------
               $16,013      $16,797     $17,741
---------------------------------------------------
12/2005        $16,336      $17,080     $18,205
---------------------------------------------------

The Lehman Brothers Government Bond Index measures the performance of the U.S. government bond market. The Lehman Brothers Fixed-Rate Mortgage Index measures the performance of the government and mortgage securities markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years            5.03%
5 Years             4.77%
1 Year              2.02%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer America Income VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

In a year marked by hurricanes, high energy prices, concerns about accelerating inflation and rising short-term interest rates, shareholders in Pioneer America Income Trust VCT Portfolio earned a positive return on their investment. In the interview below, Richard Schlanger, a member of the Pioneer fixed-income team, discusses the factors that affected the fixed-income market and the Trust over the past 12 months.

Q. How did the Trust perform during the period?

A. For the 12-month period ended December 31, 2005, Class I shares of Pioneer America Income Trust VCT Portfolio produced a total return of 2.02% at net asset value. The Trust underperformed its benchmark, the Lehman Brothers Government Bond Index, which returned 2.65% for the same period. It also fell short of the 2.61% return provided by the Lehman Brothers Fixed-Rate Mortgage-Backed Index. At the end of the period, the 30-day SEC yield for Class I shares was 3.67. The Trust had 229 issues and the average quality of the portfolio was AAA.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What was the investment environment like during the period?

A. Economic growth was relatively strong, and productivity remained high. In this environment, the Federal Reserve continued to reverse its accommodative monetary policy and raised interest rates eight times during the year, each time by a quarter point. At the end of 2005, the federal funds target rate was 4.25%, up from 2.25% in January 2005. (The federal funds rate is the rate banks charge for overnight loans.) Since June 2004, the Fed has hiked interest rates 13 times, taking the federal funds rate from a 40-year low of 1.00% to the current 4.25%. The net effect of the Fed's actions was a flattening of the yield curve, where short-term yields and longer-term yields were approximately the same. On December 30, 2005, the yield curve inverted slightly, with longer-term yields falling below short-term yields. (The yield curve shows the relationship between bond yields and maturity lengths.)

   During the year, government bonds benefited from an influx of money from both foreign and domestic investors. While long-term yields on U.S. Treasuries were relatively low, they were among the highest of the developed countries and attractive to overseas investors. The performance of government bonds was also enhanced by a flight to quality. At a time when long-term yields declined and the debt of General Motors and Ford was downgraded by credit rating agencies, domestic investors saw little advantage to taking on risk. As a result, they moved into the relative safety of government securities.

Q. What strategies did you use in managing the Trust?

A. As interest rates rose, we extended duration, or sensitivity to interest-rate changes, by reducing exposure to mortgage securities and adding to positions in Treasury issues and in Treasury Inflation Protected Securities (TIPS). TIPS are securities whose principal is tied to the consumer price index, a monthly indicator that measures the price inflation of a representative basket of goods and services. When inflation accelerates, the principal on TIPS increases in value. The interest-rate payment on TIPS is calculated on the inflated principal. While inflation was not a problem in 2005, we are concerned about the potential for it to pick up. Oil prices are over $60 a barrel, the price of gold is at a 25-year high and the unemployment rate fell below 5%. These factors and others could lead to an upturn in inflation. At the end of the period, 54.8% of the portfolio was in mortgage pass-through securities issued by the Government National Mortgage Association (Ginnie Mae), 44.4% was in Treasury issues, TIPS and agency securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Association (Freddie Mac), the Federal Home Loan Bank, and the Federal Farm Credit Bank. About .80% of the portfolio was in cash.

Q. What detracted from performance?

A. Our positioning on the yield curve held back return. Throughout the 12 months, we maintained a bulleted strategy, which means we invested in bonds across the maturity spectrum, with the biggest concentration in the intermediate-term range of two-years to ten-years. While our short-term and long-term bonds did well, our intermediate-term bonds detracted from performance. In hindsight, it would have been more advantageous to have had a barbelled configuration, overweighting the short and long ends of the yield curve and holding relatively few intermediate-term bonds.

Q. What contributed to performance?

A. Mortgages issued by Ginnie Mae outperformed those issued by Fannie Mae and Freddie Mac, two agencies that had been in the headlines because of accounting problems. During the second half of 2005, yields on 10-year Treasuries traded in a relatively narrow range of roughly 3.90% to a high of roughly 4.68%. As 10-year Treasuries declined in price and rose in yield, we extended duration. This aided results because 10-year Treasuries closed the year at 4.40%, down from their highs. A longer duration usually benefits a portfolio when yields decline. The performance of TIPS also helped boost the Trust's return.

Q. What is your outlook?

A. In general we are positive in looking ahead. While we believe the inverted yield curve may be indicating some moderating in economic growth, we do not think it is signaling recession. When the Fed began raising interest rates, the federal funds rate was extremely low at 1.00%. We think that the current 4.25% level is not restrictive, especially with an inflation rate of roughly 2.0% to 2.5%. While we think the consumer may cut back on spending, it is likely that business will pick up the slack. An increase in capital spending on the part of corporations may be enough to keep the economy growing at a respectable rate. The Fed may be in the late stages of its rate-raising cycle. Should the Fed ease rates somewhat, we believe intermediate-term securities will outperform longer-term securities. We are well-positioned should this occur. As we move into 2006, we believe the Trust should continue to provide a relatively safe haven for investors who want to avoid the risk associated with the more volatile areas of the fixed-income market and with equities.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Portfolio will generally rise. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed--income securities. Mortgage-backed securities are also subject to pre-payments. Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Money Market VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO AND PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

As the U.S. economy grew persistently throughout 2005, the U.S. Federal Reserve continued to act aggressively to prevent any acceleration of inflationary pressures by raising short-term rates. The Fed hiked the influential Fed Funds rate eight different times during the year, each time by one-quarter of one percent (25 basis points), to end the year at 4.25%. As a consequence, yields of shorter-term securities, including money market instruments, also rose. Pioneer Money Market VCT Portfolio currently invests exclusively in high-quality money market instruments issued by the U.S. government and domestic corporations and banks. All issues have the highest ratings from the two nationally recognized ratings organizations: A1 by Standard & Poor's Investors Services and P1 by Moody's Investor Services. (Ratings apply to underlying securities, not Portfolio shares.)

In the following discussion, Andrew D. Feltus reviews the investment environment and the strategies that affected Pioneer Money Market VCT Portfolio over the 12 months ended December 31, 2005. Mr. Feltus is a member of Pioneer's Fixed Income Group, which is responsible for the daily management of the Portfolio.

Q. How did the Portfolio perform during 2005?

A. For the 12 months ended December 31, 2005, Class I shares of Pioneer Money Market VCT Portfolio had a total return of 2.47% at net asset value. On December 31, 2005, the Portfolio's seven-day effective yield for Class A shares was 3.43%. Net asset value of Portfolio shares remained stable at $1.00 throughout the year.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What were the principal factors that influenced Portfolio performance?

A. Despite intermittent worries about its health, the U.S. economy grew briskly throughout the year. In response to the steady growth, the Federal Reserve continued its policy of tightening monetary policy by hiking rates eight different times in 2005. The Fed Funds rate ended the year at 4.25%, or 325 basis points higher than the 1.00% level when the Fed started its rate hike cycle in June 2004. Rising energy and commodity prices and the weakening of the U.S. dollar in relation to major foreign currencies all were factors that encouraged the Fed to raise rates and head off any significant increase in general inflationary pressures. As the year ended, the Fed began to hint that it might be nearing the end of its rate increases, although at least one further hike was anticipated in 2006.

   The higher rates constituted good news to money market fund investors, as yields at the end of the year were significantly higher than they were 12 months and 18 months earlier. In light of the steady increases in short-term rates, we reduced the Portfolio's average maturity and duration so that we could take advantage of opportunities to invest at higher rates as they became available. The average maturity of the Portfolio's investments at the end of 2005 was just 54.5 days. We maintained our policy of investing in only very high-quality securities and we had no credit problems during the year.

Q. What is your investment outlook?

A. As we enter 2006, the Federal Reserve appears to be closer to the end of its cycle of interest rate hikes than the beginning. We certainly don't expect that the Fed will be as aggressive in the next year as it has been for the past 18 months. As we get further into 2006 and it is evident that the Federal Reserve is acting more cautiously, we will expect to increase the Portfolio's overall duration somewhat with an eye toward adding more yield to the portfolio. We expect to continue to invest in only very high-quality securities.

Prices and Distributions

                               12/31/05     12/31/04
Net Asset Value per Share     $ 1.00       $ 1.00

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                              $ 0.025            $  -             $  -

A Word About Risk:
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Portfolio shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

---------------------
Average Annual Total Returns
(As of December 31, 2005)

---------------------------------
Net Asset Value
---------------------------------
10 Years                3.20%
5 Years                 1.65%
1 Year                  2.47%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Emerging  Markets VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

      Shares                                                           Value
                  PREFERRED STOCKS - 3.3%
                  Materials - 0.6%
                  Steel - 0.6%
     239,300      Caemi Mineracao E Metalurgia SA                $   348,977
                                                                 -----------
                  Total Materials                                $   348,977
                                                                 -----------
                  Capital Goods - 0.1%
                  Industrial Conglomerates - 0.1%
       3,445      LG Corp.                                       $    72,264
                                                                 -----------
                  Total Capital Goods                            $    72,264
                                                                 -----------
                  Media - 0.8%
                  Broadcasting & Cable TV - 0.8%
     963,400      Net Servicos de Comunicacao SA*                $   440,849
                                                                 -----------
                  Total Media                                    $   440,849
                                                                 -----------
                  Banks - 1.1%
                  Diversified Banks - 1.1%
      23,930      Banco Itau Holding Financeira                  $   576,170
                                                                 -----------
                  Total Banks                                    $   576,170
                                                                 -----------
                  Telecommunication Services - 0.7%
                  Integrated Telecommunication Services - 0.7%
      22,801      Tele Norte Leste Participacoes (A.D.R.)        $   408,594
                                                                 -----------
                  Total Telecommunication Services               $   408,594
                                                                 -----------
                  TOTAL PREFERRED STOCKS
                  (Cost $1,198,560)                              $ 1,846,854
                                                                 -----------
                  COMMON STOCKS - 95.8%
                  Energy - 15.5%
                  Coal & Consumable Fuels - 0.4%
     313,200      Yanzhou Coal Mining                            $   200,234
                                                                 -----------
                  Integrated Oil & Gas - 11.7%
     485,600      China Petroleum & Chemicals                    $   241,987
      13,800      Gazprom (A.D.R.)*                                1,002,266
      16,000      Lukoil Holding (A.D.R.)                            948,800
       3,400      Mol Magyar Olaj                                    318,093
      33,700      Petrobras Brasileiro (A.D.R.)                    2,169,269
     540,000      PetroChina Co., Ltd.                               442,593
      48,500      PTT Public Co., Ltd.                               267,179
       9,000      Repsol SA (A.D.R.)                                 264,690
      14,500      Surgutneftegaz (A.D.R.)(a)                         794,033
                                                                 -----------
                                                                 $ 6,448,910
                                                                 -----------
                  Oil & Gas Equipment & Services - 0.7%
       3,500      TelecomAsia Corp.                              $   400,750
                                                                 -----------
                  Oil & Gas Exploration & Production - 0.7%
     584,000      Cnooc, Ltd.                                    $   396,487
                                                                 -----------
                  Oil & Gas Refining & Marketing - 1.7%
      19,800      Polski Koncern Naftowy Orlen SA                $   382,426
      14,300      Reliance Industries, Ltd. (144A)                   562,133
                                                                 -----------
                                                                 $   944,559
                                                                 -----------

      Shares                                                           Value
                  Oil & Gas Storage & Transportation - 0.3%
      11,718      Ultrapar Participacoes SA                      $   162,868
                                                                 -----------
                  Total Energy                                   $ 8,553,808
                                                                 -----------
                  Materials - 11.8%
                  Construction Materials - 2.6%
       7,450      Asia Cement Co., Ltd.                          $   294,603
       3,530      Hanil Cement Co., Ltd.                             254,162
     954,000      Indocement Tunggal Prakarsa Tbk*                   343,542
     721,100      Lafarge Malayan Cement Berhad                      117,139
      66,100      Siam City Cement Co., Ltd.                         425,961
                                                                 -----------
                                                                 $ 1,435,407
                                                                 -----------
                  Diversified Metals & Mining - 1.2%
     899,000      Aneka Tambang Tbk                              $   325,928
       6,000      Freeport-McMoRan Copper & Gold, Inc.
                  (Class B)                                          322,800
                                                                 -----------
                                                                 $   648,728
                                                                 -----------
                  Fertilizers & Agricultural Chemicals - 0.4%
      44,000      Makhteshim-Agan Industries, Ltd.               $   253,067
                                                                 -----------
                  Gold - 2.7%
      14,500      Anglogold Ashanti, Ltd. (A.D.R.)(a)            $   715,285
      36,100      IAMGOLD Corp.                                      282,302
   1,070,000      Zijin Mining Group Co., Ltd.                       471,789
                                                                 -----------
                                                                 $ 1,469,376
                                                                 -----------
                  Precious Metals & Minerals - 2.7%
      14,200      Anglo American Platinum Corp.                  $ 1,029,162
      15,900      Compania de Minas Buenaventura SA                  449,970
                                                                 -----------
                                                                 $ 1,479,132
                                                                 -----------
                  Steel - 2.2%
      33,300      Companhia Vale do Rio Doce (A.D.R.)            $ 1,207,125
                                                                 -----------
                  Total Materials                                $ 6,492,835
                                                                 -----------
                  Capital Goods - 11.9%
                  Aerospace & Defense - 0.4%
       9,100      Elbit Systems, Ltd.                            $   221,793
                                                                 -----------
                  Building Products - 0.5%
      73,900      Trakya Cam Sanayii AS                          $   287,390
                                                                 -----------
                  Construction & Engineering - 4.8%
     134,200      Aveng, Ltd.                                    $   380,422
   1,003,020      Continental Engineering Corp.                      396,090
       4,369      Daelim Industrial Co.                              309,809
      99,017      Empressa ICA Sociedad Controladora
                  SA de CV*                                          242,425
       8,300      GS Engineering & Construction Corp.                435,538
      15,440      Kyeryong Construction Industrial Co., Ltd.         460,057
      10,900      Larsen & Toubro, Ltd.                              447,161
                                                                 -----------
                                                                 $ 2,671,502
                                                                 -----------

40 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging  Markets VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


      Shares                                                        Value
                  Construction, Farm Machinery &
                  Heavy Trucks - 3.3%
      21,400      Daewoo Heavy Industries &
                  Machinery, Ltd.                             $   580,403
       8,030      Hyundai Heavy Industries                        610,950
      36,500      Samsung Heavy Industries Co., Ltd.              636,792
                                                              -----------
                                                              $ 1,828,145
                                                              -----------
                  Heavy Electrical Equipment - 0.8%
      13,600      Bharat Heavy Electricals (Demat Shares)     $   419,729
                                                              -----------
                  Industrial Conglomerates - 0.8%
      45,075      KOC Holding AS                              $   211,827
       6,825      LG Corp.                                        211,832
                                                              -----------
                                                              $   423,659
                                                              -----------
                  Industrial Machinery - 1.3%
      27,900      Doosan Heavy Industries &
                  Construction Co.                            $   498,650
     389,000      Yungtay Engineering Co., Ltd.                   249,252
                                                              -----------
                                                              $   747,902
                                                              -----------
                  Total Capital Goods                         $ 6,600,120
                                                              -----------
                  Transportation - 1.9%
                  Airlines - 0.8%
      15,100      Gol-Linhas Aereas Inteligentes SA           $   428,919
                                                              -----------
                  Marine - 1.1%
     466,000      China Shipping Development Co., Ltd.        $   341,704
     103,200      Malaysia International Shipping Bhd.            270,379
                                                              -----------
                                                              $   612,083
                                                              -----------
                  Total Transportation                        $ 1,041,002
                                                              -----------
                  Automobiles & Components - 2.8%
                  Automobile Manufacturers - 2.8%
      12,400      Hyundai Motor Co., Ltd.                     $ 1,188,614
      47,700      Ssangyong Motor Co.*                            382,259
                                                              -----------
                                                              $ 1,570,873
                                                              -----------
                  Total Automobiles & Components              $ 1,570,873
                                                              -----------
                  Consumer Durables & Apparel - 1.5%
                  Homebuilding - 0.8%
      34,320      Cyrela Brazil Realty SA                     $   469,675
                                                              -----------
                  Household Appliances - 0.7%
      53,240      Arcelik AS                                  $   370,748
                                                              -----------
                  Total Consumer Durables & Apparel           $   840,423
                                                              -----------
                  Consumer Services - 0.8%
                  Hotels, Resorts & Cruise Lines - 0.8%
      21,300      Indian Hotels Co., Ltd.*                    $   469,193
                                                              -----------
                  Total Consumer Services                     $   469,193
                                                              -----------

      Shares                                                        Value
                  Media - 2.5%
                  Broadcasting & Cable TV - 1.4%
     459,000      BEC World Public Co., Ltd.                  $   151,042
       4,947      Grupo Televisa SA (A.D.R.)                      398,234
      47,000      Television Broadcasts, Ltd.                     250,384
                                                              -----------
                                                              $   799,660
                                                              -----------
                  Publishing - 1.0%
     144,116      Hurriyet Gazetecilik ve Matbaacilik AS      $   565,869
                                                              -----------
                  Total Media                                 $ 1,365,529
                                                              -----------
                  Retailing - 3.2%
                  Apparel Retail - 0.8%
     121,200      Truworths International, Ltd.               $   460,420
                                                              -----------
                  Department Stores - 1.0%
       6,300      Hyundai Department Store Co., Ltd.          $   530,896
                                                              -----------
                  General Merchandise Stores - 0.7%
      11,900      Lojas Renner SA*                            $   381,637
                                                              -----------
                  Homefurnishing Retail - 0.7%
      38,200      Ellerine Holdings, Ltd.                     $   374,772
                                                              -----------
                  Total Retailing                             $ 1,747,725
                                                              -----------
                  Food & Drug Retailing - 2.8%
                  Food Retail - 0.7%
     199,000      President Chain Store Corp.                 $   417,371
                                                              -----------
                  Hypermarkets & Supercenters - 2.1%
      13,100      Brasil Distr Pao Acu (A.D.R.)(a)            $   430,990
      34,200      Massmart Holdings, Ltd.                         279,752
       1,000      Shinsegae Co., Ltd.                             437,014
                                                              -----------
                                                              $ 1,147,756
                                                              -----------
                  Total Food & Drug Retailing                 $ 1,565,127
                                                              -----------
                  Food, Beverage & Tobacco - 3.6%
                  Brewers - 0.5%
       8,850      Efes Breweries International (144A)
                  (G.D.R.)*                                   $   250,013
                                                              -----------
                  Packaged Foods & Meats - 1.5%
       5,480      CJ Corp.                                    $   564,792
      12,300      Tiger Brands, Ltd.                              283,163
                                                              -----------
                                                              $   847,955
                                                              -----------
                  Soft Drinks - 1.6%
      12,200      Fomento Economico Mexicano SA de CV         $   884,622
                                                              -----------
                  Total Food, Beverage & Tobacco              $ 1,982,590
                                                              -----------

The accompanying notes are an integral part of these financial statements.

Pioneer Emerging  Markets VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

      Shares                                                                   Value
                  Household & Personal Products - 1.0%
                  Personal Products - 1.0%
       6,150      Natura Cosmeticos SA                                   $   270,849
       9,100      Oriflame Cosmetics SA                                      262,183
                                                                         -----------
                                                                         $   533,032
                                                                         -----------
                  Total Household &
                  Personal Products                                      $   533,032
                                                                         -----------
                  Pharmaceuticals & Biotechnology - 0.6%
                  Pharmaceuticals - 0.6%
       9,500      PT Tempo Scan Pacific                                  $     5,438
       7,700      Teva Pharmaceutical Industries, Ltd.
                  (A.D.R.)(a)                                                331,177
                                                                         -----------
                                                                         $   336,615
                                                                         -----------
                  Total Pharmaceuticals &
                  Biotechnology                                          $   336,615
                                                                         -----------
                  Banks - 11.8%
                  Diversified Banks - 11.8%
      22,932      Banco Bradesco SA(a)                                   $   668,468
      25,000      Banco do Brasil SA                                         451,182
      88,300      Bangkok Bank, Ltd.                                         247,719
     133,900      Bank Hapoalim, Ltd.                                        619,981
      18,563      Bank of Baroda                                              99,485
     206,500      Bumiputra-Commerce Holdings Bhd.                           311,370
     149,906      FirstRand, Ltd.                                            443,418
     155,300      Kasikornbank (Class F)                                     284,096
       1,900      Kookmin Bank                                               142,582
      12,000      Kookmin Bank (A.D.R.)(a)                                   896,520
     966,400      Krung Thai Bank Public Co., Ltd.                           259,120
     221,500      Metropolitan Bank & Trust Co.                              133,623
     769,500      PT Bank Central Asia Tbk                                   265,489
      28,249      Standard Bank Group, Ltd.                                  338,484
      13,600      State Bank of India                                        274,114
      47,825      Turkiye Is Bankasi (Isbank)                                413,959
      10,562      Uniao de Bancos Brasileiros SA                             671,426
                  (Unibanco) (G.D.R.) (144A)                             -----------
                                                                         $ 6,521,036
                                                                         -----------
                  Total Banks                                            $ 6,521,036
                                                                         -----------
                  Diversified Financials - 3.4%
                  Investment Banking & Brokerage - 1.1%
      10,400      Samsung Securities Co., Ltd.                           $   632,279
                                                                         -----------
                  Multi-Sector Holding - 0.7%
      18,600      Remgro, Ltd.                                           $   358,968
                                                                         -----------
                  Diversified Financial Services - 1.6%
     418,000      Fubon Group                                            $   359,023
      11,110      Hana Financial Holdings*                                   509,461
                                                                         -----------
                                                                         $   868,484
                                                                         -----------
                  Total Diversified Financials                           $ 1,859,731
                                                                         -----------

      Shares                                                                   Value
                  Insurance - 4.7%
                  Life & Health Insurance - 2.6%
      20,500      Cathay Financial Holding Co., Ltd.
                           (144A) (G.D.R.)                               $   377,200
     334,000      China Life Insurance Co., Ltd.*                            294,804
     145,000      Ping An Insurance Company of China, Ltd.                   268,038
     194,490      Sanlam, Ltd.                                               467,239
                                                                         -----------
                                                                         $ 1,407,281
                                                                         -----------
                  Property & Casualty Insurance - 2.1%
      85,567      Aksigorta AS                                           $   653,018
       4,100      Samsung Fire & Marine Insurance                            517,299
                                                                         -----------
                                                                         $ 1,170,317
                                                                         -----------
                  Total Insurance                                        $ 2,577,598
                                                                         -----------
                  Real Estate - 0.3%
                  Real Estate Management & Development - 0.3%
   1,095,400      SM Prime Holdings                                      $   163,077
                                                                         -----------
                  Total Real Estate                                      $   163,077
                                                                         -----------
                  Software & Services - 0.6%
                  IT Consulting & Other Services - 0.6%
       4,732      Infosys Technologies, Ltd.                             $   315,555
                                                                         -----------
                  Total Software & Services                              $   315,555
                                                                         -----------
                  Technology Hardware & Equipment - 3.7%
                  Computer Hardware - 1.2%
     134,240      ACER Sertek, Inc.                                      $   335,294
     228,900      Quanta Computer, Inc.                                      322,726
                                                                         -----------
                                                                         $   658,020
                                                                         -----------
                  Computer Storage & Peripherals - 1.2%
      90,000      Asustek Computer, Inc.                                 $   275,861
     320,800      LITE-ON IT Corp.                                           414,291
                                                                         -----------
                                                                         $   690,152
                                                                         -----------
                  Electronic Manufacturing Services - 1.3%
     127,158      Hon Hai Precision Industry                             $   696,819
                                                                         -----------
                  Total Technology Hardware &
                  Equipment                                              $ 2,044,991
                                                                         -----------
                  Semiconductors - 3.4%
                  Semiconductors - 3.4%
       1,730      Samsung Electronics                                    $ 1,118,098
     239,704      Taiwan Semiconductor Manufacturing Co.                     453,839
      31,499      Taiwan Semiconductor Manufacturing Co.                     312,155
                  (A.D.R.)                                               -----------
                                                                         $ 1,884,092
                                                                         -----------
                  Total Semiconductors                                   $ 1,884,092
                                                                         -----------

42 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging  Markets VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                       Value
               Telecommunication Services - 5.9%
               Integrated Telecommunication Services - 1.6%
    8,900      Brasil Telecom Participacoes SA            $   332,415
    7,700      Philippine Long Distance Telephone Co.         263,891
   36,100      Telekomunikacja Polska SA                      259,951
                                                          -----------
                                                          $   856,257
                                                          -----------
               Wireless Telecommunication Services - 4.3%
   13,200      Korea Telecom Freetel Co.                  $   321,226
    9,900      Mobile Telesystems (A.D.R.)                    346,500
   33,400      MTN Group, Ltd.                                328,287
   29,100      Partner Communications Co., Ltd.               244,706
  381,700      Shinawatra Computer Co., Plc                   393,098
  448,000      Taiwan Mobile Co., Ltd.                        390,920
    8,900      Vimpel-Communications (A.D.R.)*                393,647
                                                          -----------
                                                          $ 2,418,384
                                                          -----------
               Total Telecommunication Services           $ 3,274,641
                                                          -----------
               Utilities - 2.1%
               Electric Utilities - 0.6%
    9,000      Cemig SA (A.D.R.) (a)                      $   331,740
                                                          -----------
               Gas Utilities - 1.5%
  593,000      Panva Gas Holdings, Ltd.*                  $   315,435
    4,100      Samchully Co., Ltd.                            488,329
                                                          -----------
                                                          $   803,764
                                                          -----------
               Total Utilities                            $ 1,135,504
                                                          -----------
               TOTAL COMMON STOCKS
               (Cost $35,426,515)                         $52,875,097
                                                          -----------
               RIGHTS/WARRANTS - 0.0%
               Commercial Services & Supplies - 0.0%
               Diversified Commercial Services - 0.0%
    1,580      Bidvest Group, Ltd., Exp 12/8/06*          $     7,506
                                                          -----------
               Total Commercial
               Services & Supplies                        $     7,506
                                                          -----------
               TOAL RIGHTS/WARRANTS
               (Cost $0)                                  $     7,506
                                                          -----------
               TEMPORARY CASH INVESTMENTS - 6.0%
               Security Lending Collateral - 6.0%
3,324,063      Securities Lending Investment
               Fund, 4.24%                                $ 3,324,063
                                                          -----------
               TOTAL TEMPORARY CASH
               INVESTMENTS
               (Cost $3,324,063)                          $ 3,324,063
                                                          -----------
               TOTAL INVESTMENT
               IN SECURITIES - 105.1%
               (Cost $39,949,138) (b)                     $58,053,520
                                                          -----------
               OTHER ASSETS
               AND LIABILITIES - (5.1)%                   $(2,821,958)
                                                          -----------
               TOTAL NET ASSETS - 100.0%                  $55,231,562
                                                          ===========

(A.D.R.)  American Depositary Receipt
(G.D.R.)  Global Depositary Receipt
*         Non-income producing security.
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $1,860, 772 or 3.4% of total net assets.
(a)       At December 31, 2005, the following securities were out on loan:

          SharesSecurity                                 Value
          13,690   Anglogold Ashanti, Ltd. (A.D.R.)     $  675,328
          21,646   Banco Bradesco SA                       630,981
          12,445   Brasil Distr Pao Acu (A.D.R.)           409,441
           8,470   Cemig SA (A.D.R.)                       312,204
           2,060   Kookmin Bank (A.D.R.)                   153,903
          14,440   Surgutneftegaz (A.D.R.)                 790,747
           6,569   Teva Pharmaceutical Industries,
                   Ltd. (A.D.R.)                           282,533
                                                        ----------
                   Total                                $3,255,137
                                                        ==========

(b) Distributions of investments by country of issue, as a percentage of total equity holdings (excluding temporary cash investments) is as follows:

          South Korea                            22.1%
          Brazil                                 17.8
          South Africa                           10.0
          Taiwan                                  9.6
          Russia                                  6.4
          People's Republic of China              4.9
          India                                   4.7
          Turkey                                  4.6
          Thailand                                3.7
          Israel                                  3.1
          Mexico                                  2.8
          Indonesia                               1.7
          Malaysia                                1.3
          Poland                                  1.2
          Hong Kong                               1.0
          Philippines                             1.0
          Other (individually less than 1%)       4.1
                                                -----
                                                100.0%
                                                ======

The accompanying notes are an integral part of these financial statements. 43

Pioneer Europe VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

     Shares                                                    Value
                  PREFERRED STOCK - 2.5%
                  Automobiles & Components - 2.5%
                  Automobile Manufacturers - 2.5%
        658       Porsche AG                            $   472,253
                                                        -----------
                  TOTAL PREFERRED STOCK
                  (Cost $411,979)                       $   472,253
                                                        -----------
                  COMMON STOCK - 95.7%
                  Energy - 11.3%
                  Integrated Oil & Gas - 11.3%
     84,652       BP Amoco Plc                          $   906,190
     20,168       Eni SpA                                   562,124
     21,728       Repsol SA Regd                            637,257
                                                        -----------
                                                        $ 2,105,571
                                                        -----------
                  Total Energy                          $ 2,105,571
                                                        -----------
                  Materials - 11.3%
                  Construction Materials - 6.5%
     21,189       CRH Plc                               $   622,955
      6,584       Lafarge Br                                591,985
                                                        -----------
                                                        $ 1,214,940
                                                        -----------
                  Diversified Metals & Mining - 2.3%
      9,195       Rio Tinto Plc                         $   419,761
                                                        -----------
                  Fertilizers & Agricultural Chemicals - 2.5%
      3,784       Syngenta AG*                          $   470,580
                                                        -----------
                  Total Materials                       $ 2,105,281
                                                        -----------
                  Capital Goods - 6.9%
                  Building Products - 3.3%
     10,367       Compagnie de Saint Gobain             $   616,276
                                                        -----------
                  Industrial Conglomerates - 3.6%
      7,900       Siemens                               $   676,639
                                                        -----------
                  Total Capital Goods                   $ 1,292,915
                                                        -----------
                  Transportation - 4.3%
                  Air Freight & Couriers - 4.3%
     25,504       TNT NV                                $   796,613
                                                        -----------
                  Total Transportation                  $   796,613
                                                        -----------
                  Automobiles & Components - 7.2%
                  Automobile Manufacturers - 2.1%
      6,723       PSA Peugeot Citroen                   $   386,670
                                                        -----------
                  Tires & Rubber - 5.1%
      5,301       Continental AG                        $   469,809
      8,850       Compagnie Generale des
                  Etablissements Michelin                   496,738
                                                        -----------
                                                        $   966,547
                                                        -----------
                  Total Automobiles & Components        $ 1,353,217
                                                        -----------

     Shares                                                    Value
                  Consumer Durables & Apparel - 4.9%
                  Apparel, Accessories & Luxury Goods - 2.7%
      2,680       Adidas-Salomon AG                     $   506,979
                                                        -----------
                  Homebuilding - 2.2%
     18,968       Persimmon Plc                         $   408,382
                                                        -----------
                  Total Consumer Durables & Apparel     $   915,361
                                                        -----------
                  Consumer Services - 2.0%
                  Hotels, Resorts & Cruise Lines - 2.0%
      6,812       Carnival Corp.                        $   364,238
                                                        -----------
                  Total Consumer Services               $   364,238
                                                        -----------
                  Media - 4.6%
                  Advertising - 2.9%
     49,530       WPP Group PLC                         $   534,710
                                                        -----------
                  Publishing - 1.7%
     16,053       Wolters Kluwer NV*                    $   324,399
                                                        -----------
                  Total Media                           $   859,109
                                                        -----------
                  Food & Drug Retailing - 3.6%
                  Drug Retail - 1.6%
     28,832       Boots Co. Plc                         $   300,838
                                                        -----------
                  Hypermarkets & Supercenters - 2.0%
      7,774       Carrefour Supermarch*                 $   364,098
                                                        -----------
                  Total Food & Drug Retailing           $   664,936
                                                        -----------
                  Pharmaceuticals & Biotechnology - 6.3%
                  Pharmaceuticals - 6.3%
     10,691       Astrazeneca Plc                       $   520,925
      4,402       Roche Holdings AG                         660,619
                                                        -----------
                                                        $ 1,181,544
                                                        -----------
                  Total Pharmaceuticals &
                  Biotechnology                         $ 1,181,544
                                                        -----------
                  Banks - 19.1%
                  Diversified Banks - 19.1%
     17,413       Allied Irish Banks Plc                $   372,627
     67,587       Barclays Plc                              710,074
     10,136       BNP Paribas SA                            819,802
     31,220       Royal Bank of Scotland Group Plc          942,651
      5,931       Societe Generale                          729,206
                                                        -----------
                                                        $ 3,574,360
                                                        -----------
                  Total Banks                           $ 3,574,360
                                                        -----------
                  Diversified Financials - 10.5%
                  Diversified Capital Markets - 10.5%
     15,233       CS Group                              $   776,072
      5,549       Deutsche Bank AG                          537,725
      6,793       UBS AG                                    646,399
                                                        -----------
                                                        $ 1,960,196
                                                        -----------
                  Total Diversified Financials          $ 1,960,196
                                                        -----------

44  The accompanying notes are an integral part of these financial statements.

Pioneer Europe VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                 Value
              Telecommunication Services - 3.7%
              Integrated Telecommunication Services - 3.2%
  24,070      France Telecom SA                    $   597,774
                                                   -----------
              Wireless Telecommunication Services - 0.5%
  42,393      Vodafone Group Plc                   $    92,034
                                                   -----------
              Total Telecommunication Services     $   689,808
                                                   -----------
              TOTAL COMMON STOCK
              (Cost $15,365,193)                   $17,863,149
                                                   -----------
              TOTAL INVESTMENT IN
              SECURITIES - 98.2%
              (Cost $15,777,172)(a)                $18,335,402
                                                   -----------
              OTHER ASSETS
              AND LIABILITIES - 1.8%               $   336,302
                                                   -----------
              TOTAL NET ASSETS - 100.0%            $18,671,704
                                                   ===========



*         Non-income producing security
(a) Distributions of investments by country of issue, as a percentage of total equity holdings (excluding temporary cash investments) is as follows:

          United Kingdom           26.4%
          France                   25.1
          Germany                  14.5
          Switzerland              13.9
          Netherlands               6.1
          Ireland                   5.4
          Spain                     3.5
          Italy                     3.1
          Panama                    2.0
                                  -----
                                  100.0%
                                  =======


The accompanying notes are an integral part of these financial statements. 45

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

     Shares                                                      Value
                  PREFERRED STOCK - 0.6%
                  Utilities - 0.6%
                  Multi-Utilities - 0.6%
      2,400       RWE AG - Non-Voting                     $   154,366
                                                          -----------
                  TOTAL PREFERRED STOCK
                  (Cost $139,965)                         $   154,366
                                                          -----------
                  COMMON STOCKS - 99.7%
                  Energy - 9.3%
                  Integrated Oil & Gas - 7.8%
     28,910       BP Amoco Plc                            $   309,478
      2,100       Gazprom (A.D.R.)*                           152,519
      3,300       Lukoil Holding (A.D.R.)                     195,690
      3,700       Petrobras Brasileiro (A.D.R.)               238,169
     15,400       Repsol SA                                   451,664
      3,400       Statoil SA                                   78,079
      2,630       Total SA                                    661,524
                                                          -----------
                                                          $ 2,087,123
                                                          -----------
                  Oil & Gas Equipment & Services - 0.8%
      4,900       Saipem S.p.A.                           $    80,361
      2,160       Technip                                     130,947
                                                          -----------
                                                          $   211,308
                                                          -----------
                  Oil & Gas Exploration & Production - 0.7%
    284,000       CNOOC, Ltd.                             $   192,812
                                                          -----------
                  Total Energy                            $ 2,491,243
                                                          -----------
                  Materials - 8.4%
                  Construction Materials - 1.6%
      8,800       CRH Plc                                 $   258,607
      2,600       Holcim, Ltd.                                176,954
                                                          -----------
                                                          $   435,561
                                                          -----------
                  Diversified Chemical - 0.4%
      1,400       BASF India, Ltd.                        $   107,187
                                                          -----------
                  Diversified Metals & Mining - 3.3%
     17,002       Broken Hill Proprietary Co., Ltd.       $   284,341
      6,750       Freeport-McMoRan Copper & Gold, Inc.
                  (Class B)                                   363,150
      5,490       Rio Tinto Plc                               250,624
                                                          -----------
                                                          $   898,115
                                                          -----------
                  Fertilizers & Agricultural Chemicals - 0.7%
      1,400       Syngenta AG*                            $   174,105
                                                          -----------
                  Specialty Chemicals - 0.8%
      4,300       Shin-Etsu Chemical Co., Ltd.            $   227,017
                                                          -----------
                  Steel - 1.5%
      7,300       Companhia Vale do Rio Doce (A.D.R.)     $   264,625
     13,200       Hitachi Metals, Ltd.                        143,482
                                                          -----------
                                                          $   408,107
                                                          -----------
                  Total Materials                         $ 2,250,092
                                                          -----------

     Shares                                                      Value
                  Capital Goods - 12.3%
                  Building Products - 2.2%
     23,000       Asahi Glass Co., Ltd.                   $   294,160
      2,600       Compagnie de Saint Gobain                   154,560
      3,200       Wienerberger AG                             127,349
                                                          -----------
                                                          $   576,069
                                                          -----------
                  Construction & Farm Machinery &
                  Heavy Trucks - 3.2%
     13,700       Daewoo Heavy Industries &
                  Machinery, Ltd.                         $   371,566
      3,900       Hyundai Heavy Industries                    296,725
     12,000       Komatsu, Ltd.                               200,750
                                                          -----------
                                                          $   869,041
                                                          -----------
                  Heavy Electrical Equipment - 1.3%
     50,000       Mitsubishi Electric Corp.               $   357,293
                                                          -----------
                  Industrial Conglomerates - 1.3%
          1       KOC Holding AS                          $         4
      4,190       Siemens                                     358,876
                                                          -----------
                                                          $   358,880
                                                          -----------
                  Industrial Machinery - 2.3%
      8,600       Atlas Copco AB                          $   191,468
      2,600       Fanuc, Ltd.                                 222,519
     16,000       Nabtesco Corp.                              208,060
                                                          -----------
                                                          $   622,047
                                                          -----------
                  Trading Companies & Distributors - 2.0%
     20,800       Mitsui & Co., Ltd.                      $   268,837
     21,000       Sumitomo Corp.                              270,103
                                                          -----------
                                                          $   538,940
                                                          -----------
                  Total Capital Goods                     $ 3,322,270
                                                          -----------
                  Transportation - 2.8%
                  Air Freight & Couriers - 0.5%
      4,800       TNT Post Group NV                       $   149,927
                                                          -----------
                  Airport Services - 0.9%
     22,100       BAA Plc                                 $   238,752
                                                          -----------
                  Railroads - 1.4%
         55       East Japan Railway Co.                  $   376,950
                                                          -----------
                  Total Transportation                    $   765,629
                                                          -----------
                  Automobiles & Components - 4.8%
                  Auto Parts & Equipment - 1.0%
      7,900       Denso Corp.                             $   274,760
                                                          -----------
                  Automobile Manufacturers - 2.5%
      2,700       Hyundai Motor Co., Ltd.                 $   258,811
      8,000       Toyota Motor Co.                            418,246
                                                          -----------
                                                          $   677,057
                                                          -----------

46 The accompanying notes are an integral part of these financial statements.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                         Value
                  Tires & Rubber - 1.3%
       3,200      Compagnie Generale des
                  Etablissements Michelin                      $   179,612
       1,800      Continental AG                                   159,528
                                                               -----------
                                                               $   339,140
                                                               -----------
                  Total Automobiles & Components               $ 1,290,957
                                                               -----------
                  Consumer Durables & Apparel - 3.2%
                  Apparel, Accessories & Luxury Goods - 0.6%
         650      Adidas-Salomon AG                            $   122,961
       3,385      Burberry Group Plc                                24,787
                                                               -----------
                                                               $   147,748
                                                               -----------
                  Consumer Electronics - 2.0%
       8,200      Philips Electronics NV                       $   254,658
       6,900      Sony Corp.                                       281,540
                                                               -----------
                                                               $   536,198
                                                               -----------
                  Footwear - 0.3%
         300      Puma AG Rudolf Dassler Sport                 $    87,496
                                                               -----------
                  Homebuilding - 0.3%
       4,200      Persimmon Plc                                $    90,426
                                                               -----------
                  Total Consumer Durables & Apparel            $   861,868
                                                               -----------
                  Consumer Services - 1.2%
                  Casinos & Gaming - 0.4%
       3,300      Opap SA*                                     $   113,554
                                                               -----------
                  Hotels, Resorts & Cruise Lines - 0.8%
       4,100      Carnival Corp.                               $   219,227
                                                               -----------
                  Total Consumer Services                      $   332,781
                                                               -----------
                  Media - 2.0%
                  Advertising - 0.7%
      16,600      WPP Group Plc                                $   179,208
                                                               -----------
                  Broadcasting & Cable TV - 0.8%
       2,700      Grupo Televisa SA (A.D.R.)                   $   217,350
                                                               -----------
                  Movies & Entertainment - 0.5%
       4,500      Vivendi Universal                            $   141,304
                                                               -----------
                  Total Media                                  $   537,862
                                                               -----------
                  Retailing - 2.2%
                  Apparel Retail - 0.6%
      42,300      Truworths International, Ltd.                $   160,691
                                                               -----------
                  Catalog Retail - 0.6%
       9,546      GUS Plc                                      $   169,174
                                                               -----------
                  Department Stores - 1.0%
      15,700      Takashimaya Co., Ltd.                        $   252,567
                                                               -----------
                  Total Retailing                              $   582,432
                                                               -----------

      Shares                                                         Value
                  Food & Drug Retailing - 3.0%
                  Food Retail - 0.9%
      39,600      Tesco Plc                                    $   224,951
                                                               -----------
                  Hypermarkets & Supercenters - 2.1%
      12,200      Aeon Co., Ltd.                               $   311,771
       4,000      Brasil Distr Pao Acu (A.D.R.)                    131,600
         300      Shinsegae Co., Ltd.                              131,104
                                                               -----------
                                                               $   574,475
                                                               -----------
                  Total Food & Drug Retailing                  $   799,426
                                                               -----------
                  Food, Beverage & Tobacco - 2.1%
                  Packaged Foods & Meats - 2.1%
       1,200      Nestle SA                                    $   358,118
      13,000      Toyo Suisan Kaisha, Ltd.                         209,437
                                                               -----------
                                                               $   567,555
                                                               -----------
                  Total Food. Beverage & Tobacco               $   567,555
                                                               -----------
                  Health Care Equipment & Services - 0.8%
                  Health Care Equipment - 0.8%
       1,900      Synthes, Inc.                                $   213,215
                                                               -----------
                  Total Health Care Equipment &
                  Services                                     $   213,215
                                                               -----------
                  Pharmaceuticals & Biotechnology - 7.8%
                  Pharmaceuticals - 7.8%
       5,800      Astellas Pharma, Inc.                        $   224,865
       7,032      AstraZeneca Plc                                  342,638
      12,700      Daiichi Sankyo Co., Ltd.*                        244,731
       7,890      GlaxoSmithKline Plc                              198,661
       3,300      Novartis                                         173,197
       3,538      Roche Holdings AG                                530,957
       1,400      Schering AG                                       93,727
       5,500      Shire Pharmaceuticals Group Plc (A.D.R.)         213,345
       1,400      UCB S.A.                                          65,715
                                                               -----------
                                                               $ 2,087,836
                                                               -----------
                  Total Pharmaceuticals &
                  Biotechnology                                $ 2,087,836
                                                               -----------

The accompanying notes are an integral part of these financial statements. 47

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
-------------------------------------------------------------------------------

      Shares                                                      Value
                  Banks - 15.6%
                  Diversified Banks - 15.6%
      14,700      Banco Bilbao Vizcaya Argentaria, SA       $   262,198
       2,100      Banco Itau SA*                                 50,442
      38,925      Barclays Plc                                  408,949
       4,700      BNP Paribas SA                                380,137
       4,100      Commonwealth Bank of Australia                128,582
       4,745      Credit Agricole SA                            149,411
      27,800      Development Bank of Singapore, Ltd.           275,764
      18,200      HSBC Holding Plc                              291,960
       2,800      Kookmin Bank (A.D.R.) (b)                     209,188
          30      Mitsubishi UFJ Financial Group, Inc.          410,927
      12,720      Royal Bank of Scotland Group Plc              384,065
       3,019      Societe Generale                              371,181
          42      Sumitomo Mitsui Financial Group, Inc.         449,609
      27,240      Turkiye Is Bankasi (Isbank)                   235,782
       3,100      Uniao de Bancos Brasileiros S.A.
                  (Unibanco) (G.D.R.) (144A)                    197,067
                                                            -----------
                                                            $ 4,205,262
                                                            -----------
                  Total Banks                               $ 4,205,262
                                                            -----------
                  Diversified Financials - 5.9%
                  Asset Management & Custody Banks - 0.4%
       1,300      Julius Baer Holding                       $    92,034
                                                            -----------
                  Diversified Capital Markets - 3.4%
       9,830      CS Group                                  $   500,808
       1,400      Deutsche Bank AG                              135,667
       2,850      UBS AG                                        271,196
                                                            -----------
                                                            $   907,671
                                                            -----------
                  Investment Banking & Brokerage - 0.6%
      15,000      Daiwa Securities Group, Inc.              $   171,916
                                                            -----------
                  Diversified Financial Services - 1.5%
      11,900      ING Groep N.V.                            $   412,517
                                                            -----------
                  Total Diversified Financials              $ 1,584,138
                                                            -----------
                  Insurance - 4.8%
                  Life & Health Insurance - 0.7%
       4,900      China Life Insurance Co. (A.D.R.)*(b)     $   172,872
                                                            -----------
                  Multi-Line Insurance - 3.2%
      18,100      Aviva Plc                                 $   218,548
      10,900      AXA                                           352,059
       1,380      Zurich Financial Services*                    294,209
                                                            -----------
                                                            $   864,816
                                                            -----------
                  Property & Casualty Insurance - 0.9%
      19,500      Mitsui Sumitomo Insurance Co.             $   241,125
                                                            -----------
                  Total Insurance                           $ 1,278,813
                                                            -----------

      Shares                                                      Value
                  Real Estate - 1.3%
                  Real Estate Management & Development - 1.3%
      16,900      Mitsui Fudosan Co.                        $   345,038
                                                            -----------
                  Total Real Estate                         $   345,038
                                                            -----------
                  Software & Services - 1.2%
                  IT Consulting & Other Services - 1.2%
       2,000      Nomura Research Institute, Ltd.           $   244,613
       1,200      Atos Origin*                                   78,987
                                                            -----------
                                                            $   323,600
                                                            -----------
                  Total Software & Services                 $   323,600
                                                            -----------
                  Technology Hardware & Equipment - 3.3%
                  Communications Equipment - 1.1%
      91,400      Ericsson LM                               $   313,985
                                                            -----------
                  Computer Hardware - 1.1%
      48,000      Toshiba Corp.                             $   288,960
                                                            -----------
                  Office Electronics - 1.1%
       5,000      Canon, Inc.                               $   293,802
                                                            -----------
                  Total Technology Hardware &
                  Equipment                                 $   896,747
                                                            -----------
                  Semiconductors - 0.8%
      19,500      Hon Hai Precision Industry (G.D.R.)       $   222,323
                                                            -----------
                  Total Semiconductors                      $   222,323
                                                            -----------
                  Telecommunication Services - 4.4%
                  Integrated Telecommunication Services - 2.3%
      13,000      France Telecom SA                         $   322,853
       6,923      Telefonica SA                                 104,117
       5,000      Telekom Austria AG                            112,210
      10,500      Telekomunikacja Polska SA                      75,609
                                                            -----------
                                                            $   614,789
                                                            -----------
                  Wireless Telecommunication Services - 2.1%
         115      NTT Mobile Communications, Inc.           $   175,974
       4,000      Mobile Telesystems (A.D.R.)                   140,000
     112,411      Vodafone Group Plc                            244,040
                                                            -----------
                                                            $   560,014
                                                            -----------
                  Total Telecommunication Services          $ 1,174,803
                                                            -----------
                  Utilities - 2.5%
                  Electric Utilities - 1.2%
       3,333      E.On AG                                   $   344,756
                                                            -----------
                  Gas Utilities - 0.5%
      31,000      Tokyo Gas Co., Ltd.                       $   137,729
                                                            -----------
                  Multi-Utilities - 0.7%
      20,446      National Grid Plc                         $   199,152
                                                            -----------
                  Total Utilities                           $   681,637
                                                            -----------

48  The accompanying notes are an integral part of these financial statements.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
              TOTAL COMMON STOCKS
              (Cost $21,297,641)                             $26,815,527
                                                             -----------
              TEMPORARY CASH INVESTMENT - 1.4%
              Security Lending Collateral - 1.4%
  372,684     Securities Lending Collateral Fund, 4.24%      $   372,684
                                                             -----------
              TOTAL TEMPORARY CASH
              INVESTMENT
              (Cost $372,684)                                $   372,684
                                                             -----------
              TOTAL INVESTMENT IN
              SECURITIES - 101.7%
              (Cost $21,810,290)(a)                          $27,342,577
                                                             -----------
              OTHER ASSETS
              AND LIABILITIES - (1.7)%                       $  (440,853)
                                                             -----------
              TOTAL NET ASSETS - 100.0%                      $26,901,724
                                                             ===========

*         Non-income producing security
(A.D.R.)  American Depositary Receipt
(G.D.R.)  Global Depositary Receipt
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $197,067 or 0.7% of net assets.
(a) Distributions of investments by country of issue, as percentage of total equity holdings (excluding temporary cash investments) is as follows:

          Japan                                  30.6%
          France                                 16.3%
          United Kingdom                         15.9%
          Switzerland                             7.9%
          Germany                                 5.4%
          Spain                                   4.9%
          Italy                                   4.2%
          Netherlands                             3.6%
          South Korea                             1.5
          Ireland                                 1.5
          Turkey                                  1.3
          Brazil                                  1.1
          Belgium                                 1.0
          Australia                               1.0
          Other (individually less than 1%)       3.8
                                                -----
                                                100.0%
                                                ======

(b)       At December 31, 2005, the following securities were out on loan:


          Shares   Security                                Market Value
          4,580     China Life Insurance Co. (A.D.R.)*     $161,582
          2,660     Kookmin Bank (A.D.R.)                   198,729
                                                           --------
                    Total                                  $360,311
                                                           ========


The accompanying notes are an integral part of these financial statements. 49

Pioneer Small Cap Value VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

      Shares                                                      Value
                  COMMON STOCKS - 88.8%
                  Energy - 12.6%
                  Coal & Consumable Fuels - 1.5%
       8,100      Alpha Natural Resources, Inc.*            $   155,601
      12,164      Massey Energy Co.(a)                          460,651
                                                            -----------
                                                            $   616,252
                                                            -----------
                  Integrated Oil & Gas - 0.5%
      10,700      CNX Gas Corp. (144A)*                     $   222,025
                                                            -----------
                  Oil & Gas Drilling - 2.4%
       7,500      Bronco Drilling Co., Inc.*                $   172,575
      11,775      Todco                                         448,157
       7,019      Unit Corp.*                                   386,256
                                                            -----------
                                                            $ 1,006,988
                                                            -----------
                  Oil & Gas Equipment & Services - 2.7%
      15,325      Gulfmark Offshore, Inc.*                  $   453,927
      32,661      Key Energy Services, Inc.*                    439,944
       6,440      Maverick Tube Corp.*(a)                       256,698
                                                            -----------
                                                            $ 1,150,569
                                                            -----------
                  Oil & Gas Exploration & Production - 5.3%
       5,075      Forest Oil Corp.*                         $   231,268
       7,200      Penn Virginia Corp.                           413,280
      17,500      Riata Energy, Inc. (144A)*                    266,875
      16,900      Rosetta Resources, Inc. (144A)*               304,200
      26,346      Southwestern Energy Co.*                      946,875
       2,145      Swift Energy Co.*                              96,675
                                                            -----------
                                                            $ 2,259,173
                                                            -----------
                  Oil & Gas Storage & Transportation - 0.2%
       3,050      Arlington Tankers, Ltd.                   $    66,338
                                                            -----------
                  Total Energy                              $ 5,321,345
                                                            -----------
                  Materials - 3.0%
                  Gold - 1.3%
      34,450      Cambior, Inc.*                            $    96,460
       8,950      Glamis Gold, Ltd.*                            245,946
      29,700      IAMGOLD Corp.                                 232,254
                                                            -----------
                                                            $   574,660
                                                            -----------
                  Paper Products - 0.4%
      27,793      Domtar, Inc.                              $   160,644
                                                            -----------
                  Specialty Chemicals - 0.3%
       9,281      Chemtura Corp.                            $   117,869
                                                            -----------
                  Steel - 1.0%
       4,350      Carpenter Technology                      $   306,545
       9,571      NN, Inc.                                      101,453
                                                            -----------
                                                            $   407,998
                                                            -----------
                  Total Materials                           $ 1,261,171
                                                            -----------

      Shares                                                      Value
                  Capital Goods - 8.1%
                  Aerospace & Defense - 0.2%
       6,633      NCI, Inc.*                                $    91,071
                                                            -----------
                  Construction & Engineering - 0.9%
      19,900      Insituform Technologies, Inc.*            $   385,463
                                                            -----------
                  Construction, Farm Machinery &
                  Heavy Trucks - 3.6%
      13,400      Commercial Vehicle Group, Inc.*           $   251,652
      12,720      Federal Signal Corp.                          190,927
       8,670      Joy Global, Inc.                              346,800
       2,344      Nacco Industries, Inc.                        274,600
      17,725      Wabtec Corp.                                  476,803
                                                            -----------
                                                            $ 1,540,782
                                                            -----------
                  Electrical Component & Equipment - 1.9%
      13,700      C&D Technologies, Inc.                    $   104,394
      56,468      Graftech International, Ltd.*(a)              351,231
      56,979      Power-One, Inc.*                              343,014
                                                            -----------
                                                            $   798,639
                                                            -----------
                  Industrial Machinery - 1.0%
      10,775      Flowserve Corp.*                          $   426,259
                                                            -----------
                  Trading Companies & Distributors - 0.5%
       5,879      Applied Industrial Technologies, Inc.     $   198,064
                                                            -----------
                  Total Capital Goods                       $ 3,440,278
                                                            -----------
                  Commercial Services & Supplies - 4.5%
                  Diversified Commercial Services - 2.0%
      25,385      Cornell Companies, Inc.*                  $   350,821
       4,700      Corrections Corporation of America*           211,359
          35      Profit Recovery Group International*               21
       7,823      School Specialty, Inc.*                       285,070
                                                            -----------
                                                            $   847,271
                                                            -----------
                  Human Resource & Employment Services - 2.5%
       9,345      Korn/Ferry International*                 $   174,658
      51,175      On Assignment, Inc.*                          558,319
      11,700      Watson Wyatt Worldwide, Inc.                  326,430
                                                            -----------
                                                            $ 1,059,407
                                                            -----------
                  Total Commercial Services &
                  Supplies                                  $ 1,906,678
                                                            -----------
                  Transportation - 4.2%
                  Air Freight & Couriers - 0.8%
       5,175      Forward Air Corp.                         $   189,664
       5,500      Pacer International, Inc.                     143,330
                                                            -----------
                                                            $   332,994
                                                            -----------

50  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


      Shares                                                        Value
                  Marine - 1.4%
       5,800      Dryships, Inc.(a)                           $    70,875
       6,400      Eagle Bulk Shipping, Inc.                       101,888
      11,050      Excel Maritime Carriers, Ltd.*                  126,523
       5,450      Genco Shipping & Trading, Ltd.                   95,048
      18,900      Quintana Maritime, Ltd.                         192,402
                                                              -----------
                                                              $   586,736
                                                              -----------
                  Railroads - 1.0%
      11,918      Genesee & Wyoming, Inc.*                    $   446,925
                                                              -----------
                  Trucking - 1.0%
       4,793      Dollar Thrifty Automotive Group*            $   172,882
      10,750      Universal Truckload Services, Inc.*             247,250
                                                              -----------
                                                              $   420,132
                                                              -----------
                  Total Transportation                        $ 1,786,787
                                                              -----------
                  Automobiles & Components - 0.4%
                  Tires & Rubber - 0.4%
      10,900      Cooper Tire & Rubber*                       $   166,988
                                                              -----------
                  Total Automobiles & Components              $   166,988
                                                              -----------
                  Consumer Durables & Apparel - 0.6%
                  Housewares & Specialties - 0.6%
       8,505      Jarden Corp.*(a)                            $   256,426
                                                              -----------
                  Total Consumer Durables & Apparel           $   256,426
                                                              -----------
                  Consumer Services - 0.8%
                  Casinos & Gaming - 0.4%
      12,375      Alliance Gaming Corp.*(a)                   $   161,123
                                                              -----------
                  Restaurants - 0.4%
      11,719      O'Charley's, Inc.*                          $   181,762
                                                              -----------
                  Total Consumer Services                     $   342,885
                                                              -----------
                  Retailing - 3.9%
                  Apparel Retail - 0.4%
       6,280      Stage Stores, Inc.                          $   187,018
                                                              -----------
                  Catalog Retail - 1.7%
      35,425      Insight Enterprises, Inc.*                  $   694,684
                                                              -----------
                  Computer & Electronics Retail - 0.3%
      21,650      Tweeter Home Entertainment Group, Inc.*     $   123,838
                                                              -----------
                  General Merchandise Stores - 0.6%
      15,525      Fred's, Inc.(a)                             $   252,592
                                                              -----------
                  Specialty Stores - 0.9%
      28,582      Hancock Fabrics, Inc.(a)                    $   116,329
      41,355      Rent-Way, Inc.*                                 264,258
                                                              -----------
                                                              $   380,587
                                                              -----------
                  Total Retailing                             $ 1,638,719
                                                              -----------

      Shares                                                        Value
                  Food, Beverage & Tobacco - 1.2%
                  Agricultural Products - 0.6%
      11,258      Fresh Del Monte Produce, Inc. (a)           $   256,345
                                                              -----------
                  Packaged Foods & Meats - 0.6%
      18,175      B & G Foods, Inc.                           $   263,901
                                                              -----------
                  Total Food, Beverage & Tobacco              $   520,246
                                                              -----------
                  Household & Personal Products - 1.8%
                  Personal Products - 1.8%
       4,400      Herbalife, Ltd.*                            $   143,088
       5,875      NBTY, Inc.*                                      95,469
      29,629      Nu Skin Enterprises, Inc.                       520,876
                                                              -----------
                                                              $   759,433
                                                              -----------
                  Total Household & Personal
                  Products                                    $   759,433
                                                              -----------
                  Health Care Equipment & Services - 5.8%
                  Health Care Equipment - 1.0%
       9,100      Analogic Corp.                              $   435,435
                                                              -----------
                  Health Care Facilities - 0.3%
       3,358      Triad Hospitals, Inc.*                      $   131,734
                                                              -----------
                  Health Care Services - 3.4%
       7,106      Chemed Corp.                                $   353,026
      24,225      Cross Country Healthcares, Inc.*                430,721
       3,527      Pediatrix Medical Group, Inc.*                  312,386
      12,350      Providence Service Corp.*                       355,557
                                                              -----------
                                                              $ 1,451,690
                                                              -----------
                  Health Care Supplies - 0.4%
      13,700      Merit Medical Systems, Inc.*                $   166,318
                                                              -----------
                  Managed Health Care - 0.7%
      14,420      AMERIGROUP Corp.*                           $   280,613
                                                              -----------
                  Total Health Care Equipment &
                  Services                                    $ 2,465,790
                                                              -----------
                  Pharmaceuticals & Biotechnology - 0.2%
                  Biotechnology - 0.2%
       2,455      Kendle International, Inc.*                 $    63,192
                                                              -----------
                  Total Pharmaceuticals &
                  Biotechnology                               $    63,192
                                                              -----------
                  Banks - 6.7%
                  Regional Banks - 4.9%
       7,875      Alliance Bankshares Corp.*                  $   126,079
      33,550      Cardinal Financial Corp.                        369,050
       4,700      City National Corp.                             340,468
       5,650      Signature Bank*                                 158,596
       3,100      Southwest Bancorp, Inc.*                         62,000
      40,100      Sterling Bancshares, Inc.                       619,144
      17,225      Texas Capital Bancshares, Inc.*                 386,012
                                                              -----------
                                                              $ 2,061,349
                                                              -----------

The accompanying notes are an integral part of these financial statements. 51

Pioneer Small Cap Value VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

      Shares                                                         Value
                  Thrifts & Mortgage Finance - 1.8%
      16,505      BankAtlantic Bancorp, Inc.                   $   231,070
       5,150      BankUnited Financial Corp.(a)                    136,833
      11,550      First Niagara Financial Group, Inc.              167,129
      13,550      Provident Financial Services, Inc.               250,811
                                                               -----------
                                                               $   785,843
                                                               -----------
                  Total Banks                                  $ 2,847,192
                                                               -----------
                  Diversified Financials - 7.3%
                  Asset Management & Custody Banks - 1.2%
      28,385      Apollo Investment Corp.                      $   508,943
                                                               -----------
                  Consumer Finance - 2.5%
       8,575      Advanta Corp.                                $   258,365
       9,203      Advanta Corp. (Class B)                          298,545
      10,025      Cash America International, Inc.                 232,480
       7,900      The First Marblehead Corp.(a)                    259,594
                                                               -----------
                                                               $ 1,048,984
                                                               -----------
                  Investment Banking & Brokerage - 2.4%
       7,550      A.G. Edwards, Inc.                           $   353,793
      12,600      OptionsXpress Holdings, Inc.(a)                  309,330
       9,175      Piper Jaffray Co's.*                             370,670
                                                               -----------
                                                               $ 1,033,793
                                                               -----------
                  Specialized Finance - 1.2%
       7,143      Financial Federal Corp.                      $   317,506
       5,075      Nasdaq Stock Market, Inc.*                       178,539
                                                               -----------
                                                               $   496,045
                                                               -----------
                  Total Diversified Financials                 $ 3,087,765
                                                               -----------
                  Insurance - 6.4%
                  Life & Health Insurance - 0.2%
       6,600      American Equity Investment Life Holding*     $    86,130
                                                               -----------
                  Multi-Line Insurance - 1.4%
      66,775      Quanta Capital Holdings (144A)*              $   340,553
      10,200      Quanta Capital Holdings*                         260,100
                                                               -----------
                                                               $   600,653
                                                               -----------
                  Property & Casualty Insurance - 1.9%
      21,575      Assured Guaranty, Ltd.                       $   547,789
       4,525      National Interstate Corp.                         86,292
       3,075      Selective Insurance Group, Inc.                  163,283
                                                               -----------
                                                               $   797,364
                                                               -----------
                  Reinsurance - 2.9%
      18,126      IPC Holdings, Ltd.                           $   496,290
      11,700      Max Re Capital, Ltd.                             303,846
       8,500      Odyssey Re Holdings Corp.(a)                     213,180
       6,125      Platinum Underwriter Holdings, Ltd.              190,304
                                                               -----------
                                                               $ 1,203,620
                                                               -----------
                  Total Insurance                              $ 2,687,767
                                                               -----------

      Shares                                                          Value
                  Real Estate - 3.6%
                  Real Estate Management & Development - 1.0%
      32,300      Deerfield Triarc Capital Corp.               $   442,510
                                                               -----------
                  Real Estate Investment Trusts - 2.6%
      15,913      BioMed Property Trust, Inc.                  $   388,277
      13,000      Capital Trust, Inc.                              380,640
      26,350      Feldman Mall Properties, Inc.                    316,464
                                                               -----------
                                                               $ 1,085,381
                                                               -----------
                  Total Real Estate                            $ 1,527,891
                                                               -----------
                  Software & Services - 6.6%
                  Application Software - 3.5%
      57,000      Aspen Technology, Inc.*                      $   447,450
      16,570      Bottomline Technologies, Inc.*                   182,601
      11,500      Sonic Solutions*                                 173,765
      14,054      SPSS, Inc.*                                      434,690
      34,200      TIBCO Software, Inc.*                            255,474
                                                               -----------
                                                               $ 1,493,980
                                                               -----------
                  Data Processing & Outsourced Services - 0.7%
       5,925      Intrado, Inc.*                               $   136,394
      19,742      Pegusus Systems, Inc.*(a)                        177,086
                                                               -----------
                                                               $   313,480
                                                               -----------
                  IT Consulting & Other Services - 0.4%
      12,275      Gartner Group, Inc.*                         $   158,348
                                                               -----------
                  Systems Software - 2.0%
      56,450      Borland Software Corp.*                      $   368,619
      12,725      Internet Security Systems, Inc.*                 266,589
       8,575      Sybase, Inc.*                                    187,450
                                                               -----------
                                                               $   822,658
                                                               -----------
                  Total Software & Services                    $ 2,788,466
                                                               -----------
                  Technology Hardware & Equipment - 7.5%
                  Communications Equipment - 2.8%
      10,425      Black Box Corp.                              $   493,937
      13,250      Dycom Industries, Inc.*                          291,500
           1      Powerwave Technologies, Inc.*                         13
      46,500      Symmetricom, Inc.*                               393,853
                                                               -----------
                                                               $ 1,179,303
                                                               -----------
                  Computer Hardware - 1.7%
      13,300      Avid Technology, Inc.*                       $   728,308
                                                               -----------
                  Computer Storage & Peripherals - 0.4%
       6,160      Electronics for Imaging, Inc.*               $   163,918
                                                               -----------
                  Electronic Equipment & Instruments - 2.1%
      17,600      Electro Scientific Industrials*              $   425,040
      16,900      Planar Systems, Inc.*(a)                         141,453
      18,175      Technitrol, Inc.                                 310,793
                                                               -----------
                                                               $   877,286
                                                               -----------

52 The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                      Value
              Electronic Manufacturing Services - 0.5%
  10,300      Mercury Computer Systems, Inc.*           $   212,489
                                                        -----------
              Total Technology Hardware &
              Equipment                                 $ 3,161,304
                                                        -----------
              Semiconductors - 0.8%
              Semiconductor Equipment - 0.4%
  11,000      Brooks Automation, Inc.*                  $   137,830
                                                        -----------
              Semiconductors - 0.4%
  41,350      Lattice Semiconductor Corp.*              $   178,632
                                                        -----------
              Total Semiconductors                      $   316,462
                                                        -----------
              Telecommunication Services - 1.0%
              Integrated Telecommunication Services - 1.0%
  40,200      Alaska Communications Systems
              Group, Inc.                               $   408,432
                                                        -----------
              Total Telecommunication Services          $   408,432
                                                        -----------
              Utilities - 1.8%
              Gas Utilities - 1.8%
   7,975      AGL Resources, Inc.                       $   277,607
   5,750      Energen Corp.                                 208,840
   8,005      People's Energy Corp.                         280,735
                                                        -----------
                                                        $   767,182
                                                        -----------
              Total Utilities                           $   767,182
                                                        -----------
              TOTAL COMMON STOCKS
              (Cost $31,436,831)                        $37,522,399
                                                        -----------
              EXCHANGE TRADED FUNDS - 2.1%
   4,500      Russell 2000 Exchange Traded Fund (a)     $   300,105
   4,500      Russell 2000 Growth Exchange
              Traded Fund (a)                               313,335
   3,875      Russell 2000 Value Exchange
              Traded Fund (a)                               255,789
                                                        -----------
                                                        $   869,229
                                                        -----------
              TOTAL EXCHANGE TRADED FUNDS
              (Cost $792,156)                           $   869,229
                                                        -----------


    Principal
      Amount                                                         Value
                    TEMPORARY CASH INVESTMENTS - 16.6%
                    Repurchase Agreement - 7.5%
$ 3,200,000         UBS Warburg, Inc., 3.25%, dated
                    12/30/05, repurchase price of
                    $3,200,000 plus accrued interest on
                    1/3/06 collateralized by $3,336,000
                    U.S. Treasury Bill, 4.36%, 6/29/06    $ 3,200,000
                                                          -----------
      Shares
                    Security Lending Collateral - 9.1%
  3,838,966         Securities Lending Investment
                    Fund, 4.24%                           $ 3,838,966
                                                          -----------
                    TOTAL TEMPORARY CASH
                    INVESTMENTS
                    (Cost $7,038,966)                     $ 7,038,966
                                                          -----------
                    TOTAL INVESTMENT
                    IN SECURITIES - 107.5%
                    (Cost $39,267,953)                    $45,430,594
                                                          -----------
                    OTHER ASSETS
                    AND LIABILITIES - (7.5)%              $(3,176,387)
                                                          -----------
                    TOTAL NET ASSETS - 100.0%             $42,254,207
                                                          ===========

*     Non-income producing security.
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $1,133,653 or 2.7% of total net assets.
(a)   At December 31, 2005, the following securities were out on loan:


      Shares       Security                                  Value
      11,756       Alliance Gaming Corp.*                $  153,063
         129       BankUnited Financial Corp.                 3,428
       5,460       Dryships, Inc.                            66,721
      10,720       The First Marblehead Corp.               352,259
      14,749       Fred's, Inc.                             239,966
       8,260       Fresh Del Monte Produce, Inc.            188,080
      25,380       Graftech International, Ltd.*            157,864
      27,153       Hancock Fabrics, Inc.                    110,513
       8,080       Jarden Corp.*                            243,612
      11,556       Massey Energy Co.                        437,626
       6,118       Maverick Tube Corp.*                     243,863
       8,075       Odyssey Re Holdings Corp.                202,521
      11,878       OptionsXpress Holdings, Inc.             291,605
      14,301       Pegusus Systems, Inc.*                   128,280
      10,830       Planar Systems, Inc.*                     90,647
       4,225       Russell 2000 Exchange Traded Fund        281,765
       4,275       Russell 2000 Growth Exchange
                   Traded Fund                              297,668
       3,276       Russell 2000 Value Exchange
                   Traded Fund                              216,249
                                                         ----------
                   Total                                 $3,705,730
                                                         ==========


The accompanying notes are an integral part of these financial statements. 53

Pioneer Small Company VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

   Shares                                                 Value
              COMMON STOCK - 96.5%
              Energy - 8.8%
              Oil & Gas Equipment & Services - 4.9%
    4,400     Gulfmark Offshore, Inc.*              $   130,328
    2,900     Lone Star Technologies, Inc.*             149,814
    3,500     Maverick Tube Corp.*(a)                   139,510
    3,200     NS Group, Inc.*                           133,792
    3,100     Offshore Logistics, Inc.*                  90,520
                                                    -----------
                                                    $   643,964
                                                    -----------
              Oil & Gas Exploration & Production - 3.4%
    2,425     Forest Oil Corp.*                     $   110,507
    2,900     Swift Energy Co.*                         130,703
    2,100     Stone Energy Corp.*                        95,613
    2,000     Houston Exploration Co.*                  105,600
                                                    -----------
                                                    $   442,423
                                                    -----------
              Oil & Gas Storage & Transportation - 0.5%
    1,300     Overseas Shipholding Group, Inc.      $    65,507
                                                    -----------
              Total Energy                          $ 1,151,894
                                                    -----------
              Materials - 5.4%
              Aluminum - 0.9%
    4,500     Century Aluminum Co.*                 $   117,945
                                                    -----------
              Construction Materials - 1.0%
    2,950     Mega Bloks, Inc. (144A)*              $    70,068
    1,200     Texas Industries, Inc.                     59,808
                                                    -----------
                                                    $   129,876
                                                    -----------
              Diversified Chemical - 0.8%
    2,100     FMC Corp.*                            $   111,657
                                                    -----------
              Diversified Metals & Mining - 0.6%
    4,900     Brush Engineered Materials, Inc.*     $    77,910
                                                    -----------
              Specialty Chemicals - 1.2%
    2,800     H.B. Fuller Co.                       $    89,796
    9,700     PolyOne Corp.*                             62,371
                                                    -----------
                                                    $   152,167
                                                    -----------
              Steel - 0.9%
    1,600     Carpenter Technology                  $   112,752
                                                    -----------
              Total Materials                       $   702,307
                                                    -----------
              Capital Goods - 10.8%
              Aerospace & Defense - 1.5%
    5,600     Hexcel Corp.*                         $   101,080
    7,300     Orbital Sciences Corp.*                    93,732
                                                    -----------
                                                    $   194,812
                                                    -----------

   Shares                                                 Value
              Construction & Farm Machinery &
              Heavy Trucks - 5.5%
    4,500     AGCO Corp.*                           $    74,565
    6,700     Commercial Vehicle Group, Inc.*           125,826
    5,100     Federal Signal Corp.                       76,551
      800     Nacco Industries, Inc.                     93,720
    2,000     Terex Corp.*                              118,800
    2,400     The Toro Co.                              105,048
    4,400     Wabtec Corp.                              118,360
                                                    -----------
                                                    $   712,870
                                                    -----------
              Electrical Component & Equipment - 1.1%
   23,700     Power-One, Inc.*                      $   142,674
                                                    -----------
              Industrial Machinery - 2.7%
    3,200     Albany International Corp.            $   115,712
    3,100     Flowserve Corp.*                          122,636
    2,175     Kennametal, Inc.                          111,012
                                                    -----------
                                                    $   349,360
                                                    -----------
              Total Capital Goods                   $ 1,399,716
                                                    -----------
              Commercial Services & Supplies - 3.9%
              Commercial Printing - 1.4%
    1,800     Consolidated Graphics, Inc.*          $    85,212
    2,575     John H. Harland Co.                        96,820
                                                    -----------
                                                    $   182,032
                                                    -----------
              Diversified Commercial Services - 0.8%
    2,301     The Brinks Co.                        $   110,241
                                                    -----------
              Human Resource & Employment Services - 1.7%
    3,200     Administaff, Inc.(a)                  $   134,560
    4,400     Korn/Ferry International*                  82,236
                                                    -----------
                                                    $   216,796
                                                    -----------
              Total Commercial Services &
              Supplies                              $   509,069
                                                    -----------
              Transportation - 4.2%
              Air Freight & Couriers - 0.4%
    2,100     Pacer International, Inc.             $    54,726
                                                    -----------
              Railroads - 1.6%
    3,400     Genesee & Wyoming, Inc.*              $   127,500
    6,900     RailAmerica, Inc.*                         75,831
                                                    -----------
                                                    $   203,331
                                                    -----------
              Trucking - 2.2%
    2,300     Arkansas Best Corp.(a)                $   100,464
    9,100     Swift Transportation Co., Inc.*           184,730
                                                    -----------
                                                    $   285,194
                                                    -----------
              Total Transportation                  $   543,251
                                                    -----------

54  The accompanying notes are an integral part of these financial statements.

Pioneer Small Company VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                          Value
                  Automobiles & Components - 0.8%
                  Auto Parts & Equipment - 0.8%
       5,400      Aftermarket Technology Corp.*                 $   104,976
                                                                -----------
                  Total Automobiles & Components                $   104,976
                                                                -----------
                  Consumer Durables & Apparel - 3.5%
                  Footwear - 2.2%
      10,800      Skechers U.S.A.*                              $   165,456
       5,450      Wolverine World Wide, Inc.                        122,407
                                                                -----------
                                                                $   287,863
                                                                -----------
                  Housewares & Specialties - 1.2%
       3,000      American Greetings Corp.(a)                   $    65,910
       3,375      Yankee Candle Co.                                  86,400
                                                                -----------
                                                                $   152,310
                                                                -----------
                  Leisure Products - 0.1%
         625      Mega Blocks*                                  $    14,845
                                                                -----------
                  Total Consumer Durables & Apparel             $   455,018
                                                                -----------
                  Consumer Services - 2.2%
                  Casinos & Gaming - 0.8%
       3,900      Scientific Games Corp.*                       $   106,392
                                                                -----------
                  Restaurants - 1.4%
       5,000      O'Charley's, Inc.*                            $    77,550
       3,400      Rare Hospitality International, Inc.*             103,326
                                                                -----------
                                                                $   180,876
                                                                -----------
                  Total Consumer Services                       $   287,268
                                                                -----------
                  Media - 0.9%
                  Advertising - 0.9%
       1,800      R.H. Donnelley Corp.*                         $   110,916
                                                                -----------
                  Total Media                                   $   110,916
                                                                -----------
                  Retailing - 2.7%
                  Apparel Retail - 2.7%
       7,100      Charming Shoppes, Inc.*                       $    93,720
       2,300      Guess?, Inc.*                                      81,880
       5,850      Stage Stores, Inc.                                174,213
                                                                -----------
                                                                $   349,813
                                                                -----------
                  Total Retailing                               $   349,813
                                                                -----------
                  Food, Beverage & Tobacco - 1.4%
                  Packaged Foods & Meats - 1.4%
       2,400      Lancaster Colony Corp.                        $    88,920
       2,139      The J.M. Smucker Co.                               94,116
                                                                -----------
                                                                $   183,036
                                                                -----------
                  Total Food, Beverage & Tobacco                $   183,036
                                                                -----------
                  Household & Personal Products - 1.5%
                  Household Products - 0.8%
       2,300      Central Garden & Pet Co.*                     $   105,662
                                                                -----------


      Shares                                                          Value
                  Personal Products - 0.7%
       5,050      Nu Skin Enterprises, Inc.                     $    88,779
                                                                -----------
                  Total Household & Personal
                  Products                                      $   194,441
                                                                -----------
                  Health Care Equipment & Services - 11.1%
                  Health Care Equipment - 0.8%
       4,300      Steris Corp.                                  $   107,586
                                                                -----------
                  Health Care Facilities - 3.0%
       2,500      Kindred Healthcare, Inc.*                     $    64,400
       2,500      Lifepoint Hospitals, Inc.*                         93,750
       3,804      Sunrise Senior Living, Inc.*(a)                   128,233
       2,100      Universal Health Services, Inc. (Class B)          98,154
                                                                -----------
                                                                $   384,537
                                                                -----------
                  Health Care Services - 4.9%
       2,000      Cerner Corp.*(a)                              $   181,820
       1,200      Chemed Corp.                                       59,616
       9,000      eResearch Technology, Inc.*(a)                    135,900
       3,900      Lifeline Systems, Inc.*                           142,584
       1,325      Pediatrix Medical Group, Inc.*                    117,355
                                                                -----------
                                                                $   637,275
                                                                -----------
                  Health Care Supplies - 1.3%
       1,975      Haemonetics Corp.*                            $    96,499
       5,800      Merit Medical Systems, Inc.*                       70,412
                                                                -----------
                                                                $   166,911
                                                                -----------
                  Managed Health Care - 1.1%
       3,500      Amerigroup Corp.*                             $    68,110
       1,356      Coventry Health Care, Inc*                         77,238
                                                                -----------
                                                                $   145,348
                                                                -----------
                  Total Health Care Equipment &
                  Services                                      $ 1,441,657
                                                                -----------
                  Pharmaceuticals & Biotechnology - 3.8%
                  Biotechnology - 3.2%
       7,425      Cubist Pharmaceuticals, Inc.*                 $   157,781
       7,300      InterMune, Inc.*(a)                               122,640
       7,100      Serologicals Corp.*(a)                            140,154
                                                                -----------
                                                                $   420,575
                                                                -----------
                  Pharmaceuticals - 0.6%
       5,100      Connetics Corp.*                              $    73,695
                                                                -----------
                  Total Pharmaceuticals &
                  Biotechnology                                 $   494,270
                                                                -----------
                  Banks - 7.1%
                  Regional Banks - 2.4%
       4,700      Community Bank System, Inc.                   $   105,985
       3,200      Provident Bankshares Corp.                        108,064
       4,400      Susquehanna Bancshares, Inc.                      104,192
                                                                -----------
                                                                $   318,241
                                                                -----------

The accompanying notes are an integral part of these financial statements. 55

Pioneer Small Company VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

      Shares                                                         Value
                  Thrifts & Mortgage Finance - 4.7%
       4,300      BankAtlantic Bancorp, Inc.                   $    60,200
       3,100      BankUnited Financial Corp.(a)                     82,367
       5,000      Commercial Capital Bankcorp, Inc.                 85,600
       4,500      Charter Municipal Mortgage
                  Acceptance Co.                                    95,310
       6,800      First Niagara Financial Group, Inc.               98,396
       4,800      Provident Financial Services, Inc.                88,848
       2,125      Webster Financial Corp.                           99,663
                                                               -----------
                                                               $   610,384
                                                               -----------
                  Total Banks                                  $   928,625
                                                               -----------
                  Diversified Financials - 1.8%
                  Asset Management & Custody Banks - 0.8%
       6,078      Apollo Investment Corp.                      $   108,979
                                                               -----------
                  Consumer Finance - 1.0%
       4,078      Advanta Corp. (Class B)                      $   132,290
                                                               -----------
                  Total Diversified Financials                 $   241,269
                                                               -----------
                  Insurance - 3.9%
                  Life & Health Insurance - 0.3%
       3,000      American Equity Investment Life Holding*     $    39,150
                                                               -----------
                  Property & Casualty Insurance - 1.9%
       5,600      Assured Guaranty, Ltd.                       $   142,184
       2,900      Infinity Property & Casualty Corp.               107,909
                                                               -----------
                                                               $   250,093
                                                               -----------
                  Reinsurance - 1.7%
       4,800      IPC Holdings, Ltd.                           $   131,424
       3,400      Max Re Capital, Ltd.                              88,298
                                                               -----------
                                                               $   219,722
                                                               -----------
                  Total Insurance                              $   508,965
                                                               -----------
                  Real Estate - 5.4%
                  Real Estate Management & Development - 0.8%
       7,000      Deerfield Triarc Capital Corp.               $    95,900
                                                               -----------
                  Real Estate Investment Trusts - 4.6%
       8,500      Anworth Mortgage Asset Corp.                 $    62,050
       4,577      BioMed Property Trust, Inc.                      111,679
       2,550      Capital Trust, Inc.                               74,664
       2,800      Heritage Property Investment Trust(a)             93,520
      10,000      MFA Mortgage Investments, Inc.                    57,000
       2,800      Newcastle Investment Corp.                        69,580
       1,600      Redwood Trust, Inc.(a)                            66,016
       5,900      Saxon Capital, Inc.                               66,847
                                                               -----------
                                                               $   601,356
                                                               -----------
                  Total Real Estate                            $   697,256
                                                               -----------


      Shares                                                         Value
                  Software & Services - 7.3%
                  Application Software - 4.0%
      16,600      Parametric Technology Co.*                   $   101,260
       8,500      Sonic Solutions*                                 128,435
       5,000      SPSS, Inc.*                                      154,650
      10,400      TIBCO Software, Inc.*                             77,688
       2,300      Net 1 UEPS Technologies, Inc.*                    66,355
                                                               -----------
                                                               $   528,388
                                                               -----------
                  Data Processing & Outsourced Services - 0.6%
       5,700      The BISYS Group, Inc.*                       $    79,857
                                                               -----------
                  Internet Software & Services - 1.1%
       7,000      Earthlink, Inc.*(a)                          $    77,770
      12,300      Skillsoft PLC*                                    67,650
                                                               -----------
                                                               $   145,420
                                                               -----------
                  IT Consulting & Other Services - 1.0%
       9,900      Gartner Group, Inc.*                         $   127,710
                                                               -----------
                  Systems Software - 0.6%
       3,500      Internet Security Systems, Inc*              $    73,325
                                                               -----------
                  Total Software & Services                    $   954,700
                                                               -----------
                  Technology Hardware & Equipment - 4.7%
                  Communications Equipment - 2.8%
       6,300      AudioCodes, Ltd.*                            $    69,930
       2,800      Black Box Corp.                                  132,664
       4,800      CommScope, Inc.*                                  96,624
       7,700      Packeteer, Inc.*                                  59,829
                                                               -----------
                                                               $   359,047
                                                               -----------
                  Electronic Equipment & Instruments - 1.3%
       7,575      Aeroflex, Inc.*                              $    81,431
       5,400      Technitrol, Inc.                                  92,340
                                                               -----------
                                                               $   173,771
                                                               -----------
                  Technology Distributors - 0.6%
       4,400      Agilysys, Inc.                               $    80,168
                                                               -----------
                  Total Technology Hardware &
                  Equipment                                    $   612,986
                                                               -----------
                  Semiconductors - 1.8%
                  Semiconductor Equipment - 0.5%
       2,500      ADE Corp.*                                   $    60,150
                                                               -----------
                  Semiconductors - 1.3%
      22,000      Lattice Semiconductor Corp.*                 $    95,040
         500      PortalPlayer, Inc.*                               14,160
       3,300      Semtech Corp.*                                    60,258
                                                               -----------
                                                               $   169,458
                                                               -----------
                  Total Semiconductors                         $   229,608
                                                               -----------

56  The accompanying notes are an integral part of these financial statements.

Pioneer Small Company VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                 Value
               Telecommunication Services - 0.7%
               Integrated Telecommunication Services - 0.7%
    9,400      Alaska Communications Systems
               Group, Inc.                           $    95,504
                                                     -----------
               Total Telecommunication Services      $    95,504
                                                     -----------
               Utilities - 2.8%
               Electric Utilities - 0.7%
    3,100      IDACORP, Inc.                         $    90,830
                                                     -----------
               Gas Utilities - 1.3%
    4,600      Atmos Energy Corp.                    $   120,336
    1,500      People's Energy Corp.                      52,605
                                                     -----------
                                                     $   172,941
                                                     -----------
               Multi-Utilities - 0.8%
    2,100      CH Energy Group, Inc.                 $    96,389
                                                     -----------
               Total Utilities                       $   360,160
                                                     -----------
               TOTAL COMMON STOCKS
               (Cost $11,616,160)                    $12,556,705
                                                     -----------
               TEMPORARY CASH INVESTMENT - 10.7%
               Security Lending Collateral - 10.7%
1,399,038      Securities Lending Investment
               Fund, 4.24%                           $ 1,399,038
                                                     -----------
               TOTAL TEMPORARY CASH
               INVESTMENT
               (Cost $1,399,038)                     $ 1,399,038
                                                     -----------
               TOTAL INVESTMENT
               IN SECURITIES - 107.2%
               (Cost $13,015,198)                    $13,955,743
                                                     -----------
               OTHER ASSETS
               AND LIABILITIES - (7.2)%              $  (939,304)
                                                     -----------
               TOTAL NET ASSETS - 100.0%             $13,016,439
                                                     ===========

*       Non-income producing security
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $70,068 or 0.5% of net assets.
(a)     At December 31, 2005, the following securities were out on loan:

        Shares   Security                                Market Value
        3,040     Administaff, Inc.                      $  127,832
        2,850     American Greetings Corp.                   62,615
        2,185     Arkansas Best Corp.                        95,441
        2,945     BankUnited Financial Corp.                 78,249
        1,900     Cerner Corp.*                             172,729
        6,650     Earthlink, Inc.*                           73,882
        8,550     eResearch Technology, Inc.*               129,105
        2,660     Heritage Property Investment Trust         88,844
        6,935     InterMune, Inc.*                          116,508
        3,325     Maverick Tube Corp.*                      132,535
        1,520     Redwood Trust, Inc.                        62,715
        4,370     Serologicals Corp.*                        86,264
        3,614     Sunrise Senior Living, Inc.*              121,828
                                                         ----------
                  Total                                  $1,348,547
                                                         ==========


The accompanying notes are an integral part of these financial statements. 57

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

      Shares                                                           Value
                  COMMON STOCKS - 97.5%
                  Energy - 6.5%
                  Integrated Oil & Gas - 1.2%
      54,709      Occidental Petroleum Corp.                    $  4,370,155
                                                                ------------
                  Oil & Gas Drilling - 1.9%
      49,417      ENSCO International, Inc.                     $  2,191,644
      30,185      Nabors Industries, Inc.*                         2,286,514
      38,054      Transocean Offshore Inc.*                        2,651,983
                                                                ------------
                                                                $  7,130,141
                                                                ------------
                  Oil & Gas Equipment & Services - 0.6%
      62,552      Weatherford International, Inc.*              $  2,264,382
                                                                ------------
                  Oil & Gas Exploration & Production - 2.0%
      44,700      Apache Corp.                                  $  3,062,844
      74,583      Devon Energy Corp.                               4,664,421
                                                                ------------
                                                                $  7,727,265
                                                                ------------
                  Oil & Gas Refining & Marketing - 0.8%
      49,004      Tesoro Petroleum Corp.                        $  3,016,196
                                                                ------------
                  Total Energy                                  $ 24,508,139
                                                                ------------
                  Materials - 8.5%
                  Aluminum - 0.7%
     128,762      Novelis, Inc.                                 $  2,689,838
                                                                ------------
                  Diversified Chemical - 2.4%
     104,959      Ashland, Inc.                                 $  6,077,126
      52,892      PPG Industries, Inc.                             3,062,447
                                                                ------------
                                                                $  9,139,573
                                                                ------------
                  Diversified Metals & Mining - 0.9%
      65,617      Freeport-McMoRan Copper & Gold, Inc.
                  (Class B)                                     $  3,530,195
                                                                ------------
                  Industrial Gases - 1.9%
     121,072      Air Products & Chemicals, Inc.                $  7,166,252
                                                                ------------
                  Metal & Glass Containers - 1.8%
     169,126      Ball Corp.                                    $  6,717,685
                                                                ------------
                  Specialty Chemicals - 0.8%
      88,600      International Flavor & Fragrances, Inc.       $  2,968,100
                                                                ------------
                  Total Materials                               $ 32,211,643
                                                                ------------
                  Capital Goods - 4.7%
                  Building Products - 1.1%
     107,688      American Standard Companies, Inc.             $  4,302,136
                                                                ------------
                  Construction & Farm Machinery &
                  Heavy Trucks - 1.6%
      90,236      Deere & Co.                                   $  6,145,974
                                                                ------------
                  Trading Companies & Distributors - 2.0%
     104,736      W.W. Grainger, Inc.                           $  7,446,730
                                                                ------------
                  Total Capital Goods                           $ 17,894,840
                                                                ------------

      Shares                                                           Value
                  Commercial Services & Supplies - 4.1%
                  Commercial Printing - 1.1%
     117,383      R.R. Donnelley & Sons Company                 $  4,015,672
                                                                ------------
                  Diversified Commercial Services - 1.0%
      59,311      The Dun & Bradstreet Corp.*                   $  3,971,465
                                                                ------------
                  Environmental & Facilities Services - 2.0%
     196,163      Republic Services, Inc.                       $  7,365,921
                                                                ------------
                  Total Commercial Services &
                  Supplies                                      $ 15,353,058
                                                                ------------
                  Transportation - 0.8%
                  Railroads - 0.8%
      39,220      Canadian National Railway Co.                 $  3,137,208
                                                                ------------
                  Total Transportation                          $  3,137,208
                                                                ------------
                  Consumer Durables & Apparel - 1.6%
                  Apparel, Accessories & Luxury Goods - 0.6%
      65,399      Liz Claiborne, Inc.                           $  2,342,592
                                                                ------------
                  Photographic Products - 1.0%
     153,473      Eastman Kodak Co.                             $  3,591,268
                                                                ------------
                  Total Consumer Durables & Apparel             $  5,933,860
                                                                ------------
                  Consumer Services - 2.3%
                  Casinos & Gaming - 1.0%
      52,800      Harrah's Entertainment Inc.*                  $  3,764,112
                                                                ------------
                  Hotels, Resorts & Cruise Lines - 1.3%
     105,169      Royal Caribbean Cruises, Ltd.                 $  4,738,915
                                                                ------------
                  Total Consumer Services                       $  8,503,027
                                                                ------------
                  Media - 4.3%
                  Advertising - 1.6%
     602,480      The Interpublic Group of Companies, Inc.*     $  5,813,932
                                                                ------------
                  Broadcasting & Cable TV - 2.4%
     139,602      Clear Channel Communications, Inc.            $  4,390,483
     153,915      Entercom Communications Corp.*                   4,566,658
                                                                ------------
                                                                $  8,957,141
                                                                ------------
                  Movies & Entertainment - 0.3%
      17,450      CCE Spinco, Inc.*                             $    228,598
      55,602      Regal Entertainment Group                        1,057,550
                                                                ------------
                                                                $  1,286,148
                                                                ------------
                  Total Media                                   $ 16,057,221
                                                                ------------
                  Retailing - 4.8%
                  Apparel Retail - 2.1%
     335,943      Foot Locker, Inc.                             $  7,924,895
                                                                ------------
                  Department Stores - 1.2%
      68,861      Federated Department Stores, Inc.             $  4,567,550
                                                                ------------

58  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                          Value
                  Internet Retail - 1.5%
     235,308      Expedia, Inc.*                               $  5,637,980
                                                               ------------
                  Total Retailing                              $ 18,130,425
                                                               ------------
                  Food & Drug Retailing - 4.4%
                  Drug Retail - 0.9%
     137,150      CVS Corp.                                    $  3,623,503
                                                               ------------
                  Food Retail - 1.9%
     301,888      Safeway, Inc.                                $  7,142,670
                                                               ------------
                  Hypermarkets & Supercenters - 1.6%
     203,373      BJ'S Wholesale Club, Inc.*                   $  6,011,706
                                                               ------------
                  Total Food & Drug Retailing                  $ 16,777,879
                                                               ------------
                  Food, Beverage & Tobacco - 3.5%
                  Brewers - 1.4%
      78,521      Molson Coors Brewing Co. (Class B)           $  5,260,122
                                                               ------------
                  Packaged Foods & Meats - 0.9%
      99,025      H.J. Heinz Co., Inc.                         $  3,339,123
                                                               ------------
                  Tobacco - 1.2%
     108,700      UST, Inc.*                                   $  4,438,221
                                                               ------------
                  Total Food, Beverage & Tobacco               $ 13,037,466
                                                               ------------
                  Health Care Equipment & Services - 7.7%
                  Health Care Distributors - 0.5%
      39,279      McKesson Corp.                               $  2,026,404
                                                               ------------
                  Health Care Equipment - 1.4%
     223,800      Boston Scientific Corp.*                     $  5,480,862
                                                               ------------
                  Health Care Facilities - 1.8%
     511,379      Tenet Healthcare Corp.*                      $  3,917,163
      69,324      Triad Hospitals, Inc.*                          2,719,581
                                                               ------------
                                                               $  6,636,744
                                                               ------------
                  Health Care Services - 2.6%
      99,752      Laboratory Corp. of America Holdings*        $  5,371,645
     174,900      IMS Health, Inc.                                4,358,508
                                                               ------------
                                                               $  9,730,153
                                                               ------------
                  Managed Health Care - 1.4%
      46,104      CIGNA Corp.                                  $  5,149,817
                                                               ------------
                  Total Health Care Equipment &
                  Services                                     $ 29,023,980
                                                               ------------
                  Pharmaceuticals & Biotechnology - 2.2%
                  Pharmaceuticals - 2.2%
     254,423      Perrigo Co.                                  $  3,793,447
     118,356      Shire Pharmaceuticals Group Plc (A.D.R.)        4,591,029
                                                               ------------
                                                               $  8,384,476
                                                               ------------
                  Total Pharmaceuticals &
                  Biotechnology                                $  8,384,476
                                                               ------------

      Shares                                                          Value
                  Banks - 7.5%
                  Regional Banks - 5.0%
      55,456      City National Corp.                          $  4,017,233
     138,015      Key Corp.                                       4,544,834
      79,900      Marshall & Ilsley Corp.                         3,438,896
     124,594      North Fork Bancorporation, Inc.                 3,408,892
      45,365      Zions Bancorporation                            3,427,779
                                                               ------------
                                                               $ 18,837,634
                                                               ------------
                  Thrifts & Mortgage Finance - 2.5%
     203,001      Hudson City Bancorp, Inc.                    $  2,460,372
     170,089      The PMI Group, Inc.                             6,985,555
                                                               ------------
                                                               $  9,445,927
                                                               ------------
                  Total Banks                                  $ 28,283,561
                                                               ------------
                  Diversified Financials - 6.4%
                  Asset Management & Custody Banks - 3.9%
     204,104      Federated Investors, Inc.*                   $  7,560,012
     205,849      Mellon Bank Corp.                               7,050,328
                                                               ------------
                                                               $ 14,610,340
                                                               ------------
                  Investment Banking & Brokerage - 2.5%
      72,884      A.G. Edwards, Inc.                           $  3,415,344
      51,391      Bear Stearns Companies Inc.                     5,937,202
                                                               ------------
                                                               $  9,352,546
                                                               ------------
                  Total Diversified Financials                 $ 23,962,886
                                                               ------------
                  Insurance - 9.2%
                  Insurance Brokers - 2.4%
     138,300      Marsh & McLennan Co., Inc.                   $  4,392,408
     122,846      Willis Group Holdings, Ltd.                     4,537,931
                                                               ------------
                                                               $  8,930,339
                                                               ------------
                  Life & Health Insurance - 1.6%
     263,381      UNUM Corp.                                   $  5,991,918
                                                               ------------
                  Multi-Line Insurance - 2.1%
     108,160      Assurant, Inc.                               $  4,703,878
      92,400      Genworth Financial, Inc.                        3,195,192
                                                               ------------
                                                               $  7,899,070
                                                               ------------
                  Property & Casualty Insurance - 2.1%
      79,183      Safeco Corp.                                 $  4,473,840
       6,598      White Mountains Insurance Group, Ltd.           3,685,313
                                                               ------------
                                                               $  8,159,153
                                                               ------------
                  Reinsurance - 1.0%
     121,292      Platinum Underwriter Holdings Corp.          $  3,768,542
                                                               ------------
                  Total Insurance                              $ 34,749,022
                                                               ------------
                  Software & Services - 1.5%
                  Data Processing & Outsourced Services - 1.5%
     401,162      The BISYS Group, Inc.*                       $  5,620,280
                                                               ------------
                  Total Software & Services                    $  5,620,280
                                                               ------------

The accompanying notes are an integral part of these financial statements. 59

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

  Shares                                                      Value
              Technology Hardware & Equipment - 8.6%
              Communications Equipment - 2.0%
  79,159      Scientific-Atlanta, Inc.                $  3,409,378
 370,949      Tellabs, Inc.*                             4,043,344
                                                      ------------
                                                      $  7,452,722
                                                      ------------
              Computer Hardware - 1.4%
 154,000      NCR Corp.*                              $  5,226,760
                                                      ------------
              Computer Storage & Peripherals - 1.3%
 105,471      Imation Corp.                           $  4,859,049
                                                      ------------
              Electronic Equipment & Instruments - 2.1%
 612,970      Symbol Technologies, Inc.               $  7,858,275
                                                      ------------
              Office Electronics - 1.8%
 470,879      Xerox Corp.*                            $  6,898,377
                                                      ------------
              Total Technology Hardware &
              Equipment                               $ 32,295,183
                                                      ------------
              Telecommunication Services - 1.3%
              Integrated Telecommunication Services - 1.3%
 877,113      Cincinnati Bell, Inc.*                  $  3,078,667
  59,046      Century Telephone Enterprises, Inc.        1,957,965
                                                      ------------
                                                      $  5,036,632
                                                      ------------
              Total Telecommunication Services        $  5,036,632
                                                      ------------
              Utilities - 7.6%
              Electric Utilities - 2.3%
  98,300      Allegheny Energy, Inc.*                 $  3,111,195
 121,871      Edison Intl.                               5,314,794
   3,240      Entergy Corp.                                222,426
                                                      ------------
                                                      $  8,648,415
                                                      ------------
              Independent Power Producer &
              Energy Traders - 2.8%
  95,237      Constellation Energy Group              $  5,485,651
 103,656      NRG Energy, Inc.*                          4,884,271
                                                      ------------
                                                      $ 10,369,922
                                                      ------------
              Multi-Utilities - 2.5%
 144,474      NSTAR                                   $  4,146,404
 146,361      PG&E Corp.                                 5,432,920
                                                      ------------
                                                      $  9,579,324
                                                      ------------
              Total Utilities                         $ 28,597,661
                                                      ------------
              TOTAL COMMON STOCKS
              (Cost $321,641,094)                     $367,498,447
                                                      ------------


   Principal
    Amount                                                   Value
                TEMPORARY CASH INVESTMENT - 1.9%
                Repurchase Agreement - 1.9%
$ 7,000,000     UBS Warburg, Inc., 3.25% dated
                12/31/05, repurchase price of
                $7,000,000 plus accrued interest on
                1/3/06 collateralized by $7,297,000
                U.S. Treasury Bill, 4.2%, 6/29/06     $  7,000,000
                                                      ------------
                TOTAL TEMPORARY CASH
                INVESTMENT
                (Cost $7,000,000)                     $  7,000,000
                                                      ------------
                TOTAL INVESTMENT
                IN SECURITIES - 99.4%
                (Cost $328,641,094)                   $374,498,447
                                                      ------------
                OTHER ASSETS
                AND LIABILITIES - 0.6%                $  2,555,530
                                                      ------------
                TOTAL NET ASSETS - 100.0%             $377,053,977
                                                      ============

*        Non-income producing security
(A.D.R.) American Depositary Receipt

60 The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

      Shares                                                    Value
                  COMMON STOCKS - 100.2%
                  Energy - 1.5%
                  Integrated Oil & Gas - 1.5%
       2,600      Occidental Petroleum Corp.              $   207,688
      10,000      Repsol SA (A.D.R.)                          294,100
                                                          -----------
                                                          $   501,788
                                                          -----------
                  Total Energy                            $   501,788
                                                          -----------
                  Materials - 1.1%
                  Diversified Chemical - 1.1%
       8,700      Dow Chemical Co.                        $   381,234
                                                          -----------
                  Total Materials                         $   381,234
                                                          -----------
                  Capital Goods - 11.1%
                  Aerospace & Defense - 3.0%
       3,400      L-3 Communications Holdings, Inc.       $   252,790
      13,500      United Technologies Corp.                   754,785
                                                          -----------
                                                          $ 1,007,575
                                                          -----------
                  Building Products - 1.8%
      15,600      American Standard Companies, Inc.       $   623,220
                                                          -----------
                  Construction, Farm Machinery &
                  Heavy Trucks - 1.6%
       8,000      Deere & Co.                             $   544,880
                                                          -----------
                  Industrial Conglomerates - 3.6%
       6,800      3M Co.                                  $   527,000
      24,200      Tyco International, Ltd.                    698,412
                                                          -----------
                                                          $ 1,225,412
                                                          -----------
                  Industrial Machinery - 1.1%
       4,300      Illinois Tool Works, Inc. (a)           $   378,357
                                                          -----------
                  Total Capital Goods                     $ 3,779,444
                                                          -----------
                  Commercial Services & Supplies - 0.7%
                  Diversified Commercial Services - 0.7%
       3,500      The Dun & Bradstreet Corp.*             $   234,360
                                                          -----------
                  Total Commercial Services &
                  Supplies                                $   234,360
                                                          -----------
                  Consumer Durables & Apparel - 1.7%
                  Apparel, Accessories & Luxury Goods - 0.8%
       7,200      Liz Claiborne, Inc.                     $   257,904
                                                          -----------
                  Housewares & Specialties - 0.9%
       4,000      Fortune Brands, Inc.*                   $   312,080
                                                          -----------
                  Total Consumer Durables & Apparel       $   569,984
                                                          -----------
                  Consumer Services - 1.4%
                  Education Services - 0.7%
       7,479      Career Education Corp.*                 $   252,192
                                                          -----------
                  Hotels, Resorts & Cruise Lines - 0.7%
       4,400      Carnival Corp.                          $   235,268
                                                          -----------
                  Total Consumer Services                 $   487,460
                                                          -----------

       Shares                                                   Value
                  Media - 4.2%
                  Advertising - 0.8%
       3,200      Omnicom Group                           $   272,416
                                                          -----------
                  Broadcasting & Cable TV - 3.4%
      95,700      Liberty Media Corp.*                        753,159
      12,500      Viacom, Inc. (Class B)                      407,500
                                                          -----------
                                                          $ 1,160,659
                                                          -----------
                  Total Media                             $ 1,433,075
                                                          -----------
                  Retailing - 5.8%
                  Apparel Retail - 2.7%
       4,500      Abercrombie & Fitch Co.                 $   293,310
      27,200      TJX Companies, Inc.                         631,856
                                                          -----------
                                                          $   925,166
                                                          -----------
                  Home Improvement Retail - 3.1%
      26,000      Home Depot, Inc.                        $ 1,052,480
                                                          -----------
                  Total Retailing                         $ 1,977,646
                                                          -----------
                  Food & Drug Retailing - 2.2%
                  Drug Retail - 2.2%
      28,800      CVS Corp.                               $   760,896
                                                          -----------
                  Total Food & Drug Retailing             $   760,896
                                                          -----------
                  Food, Beverage & Tobacco - 5.1%
                  Soft Drinks - 1.5%
       6,900      Fomento Economico Mexicano SA de CV     $   500,319
                                                          -----------
                  Tobacco - 3.6%
      16,600      Altria Group, Inc.                      $ 1,240,352
                                                          -----------
                  Total Food, Beverage & Tobacco          $ 1,740,671
                                                          -----------
                  Household & Personal Products - 5.1%
                  Household Products - 3.4%
      19,700      Procter & Gamble Co.                    $ 1,140,236
                                                          -----------
                  Personal Products - 1.7%
      20,600      Avon Products, Inc.                     $   588,130
                                                          -----------
                  Total Household & Personal
                  Products                                $ 1,728,366
                                                          -----------
                  Health Care Equipment & Services - 10.4%
                  Health Care Distributors - 2.1%
      10,400      Cardinal Health, Inc.                   $   715,000
                                                          -----------
                  Health Care Equipment - 6.3%
      14,600      Biomet, Inc.                            $   533,922
      32,800      Boston Scientific Corp.*                    803,272
      12,330      Guidant Corp.                               798,368
                                                          -----------
                                                          $ 2,135,562
                                                          -----------
                  Health Care Services - 0.8%
      11,800      IMS Health, Inc.                        $   294,056
                                                          -----------

The accompanying notes are an integral part of these financial statements.  61

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

      Shares                                                    Value
                  Health Care Supplies - 1.2%
       7,800      Cooper Companies, Inc.                  $   400,140
                                                          -----------
                  Total Health Care Equipment &
                  Services                                $ 3,544,758
                                                          -----------
                  Pharmaceuticals & Biotechnology - 13.4%
                  Biotechnology - 4.8%
      16,058      Amgen, Inc.*                            $ 1,266,334
       6,800      Gilead Sciences, Inc.*                      357,884
                                                          -----------
                                                          $ 1,624,218
                                                          -----------
                  Pharmaceuticals - 8.6%
      11,800      Astrazeneca Plc (A.D.R.)                $   573,480
      21,700      IVAX Corp.*                                 679,861
      20,000      Johnson & Johnson                         1,202,000
      15,092      Par Pharmaceutical Co., Inc.*(a)            472,983
                                                          -----------
                                                          $ 2,928,324
                                                          -----------
                  Total Pharmaceuticals &
                  Biotechnology                           $ 4,552,542
                                                          -----------
                  Banks - 0.9%
                  Diversified Banks - 0.9%
       5,900      Wachovia Corp.                          $   311,874
                                                          -----------
                  Total Banks                             $   311,874
                                                          -----------
                  Diversified Financials - 2.3%
                  Diversified Financial Services - 2.3%
      16,400      Citigroup, Inc.                         $   795,892
                                                          -----------
                  Total Diversified Financials            $   795,892
                                                          -----------
                  Insurance - 2.5%
                  Multi-Line Insurance - 2.5%
      12,300      American International Group, Inc.      $   839,229
                                                          -----------
                  Total Insurance                         $   839,229
                                                          -----------
                  Software & Services - 13.8%
                  IT Consulting & Other Services - 1.0%
      12,100      Accenture, Ltd.                         $   349,327
                                                          -----------
                  Systems Software - 12.8%
      39,100      Macrovision Corp.*                      $   654,143
      77,800      Microsoft Corp.                           2,034,470
      72,900      Oracle Corp.*                               890,109
      43,700      Symantec Corp.*                             764,750
                                                          -----------
                                                          $ 4,343,472
                                                          -----------
                  Total Software & Services               $ 4,692,799
                                                          -----------
                  Technology Hardware & Equipment - 11.7%
                  Communications Equipment - 7.8%
      48,000      Avaya, Inc.*                            $   512,160
      83,800      Cisco Systems, Inc.*                      1,434,656
      16,300      Qualcomm, Inc.                              702,204
                                                          -----------
                                                          $ 2,649,020
                                                          -----------

      Shares                                                    Value
                  Computer Hardware - 3.9%
      44,400      Dell, Inc.*                             $ 1,331,556
                                                          -----------
                  Total Technology Hardware &
                  Equipment                               $ 3,980,576
                                                          -----------
                  Semiconductors - 4.1%
                  Semiconductors - 4.1%
      56,700      Intel Corp.                             $ 1,415,231
                                                          -----------
                  Total Semiconductors                    $ 1,415,231
                                                          -----------
                  Telecommunication Services - 1.2%
                  Wireless Telecommunication Services - 1.2%
      19,400      Vodafone Group Plc (A.D.R.)             $   416,518
                                                          -----------
                  Total Telecommunication Services        $   416,518
                                                          -----------
                  TOTAL COMMON STOCKS
                  (Cost $33,251,207)                      $34,144,343
                                                          -----------
                  TEMPORARY CASH INVESTMENT - 2.4%
                  Security Lending Collateral - 2.4%
     836,722      Securities Lending Investment
                  Fund, 4.24%                             $   836,722
                                                          -----------
                  TOTAL TEMPORARY CASH
                  INVESTMENT
                  (Cost $836,722)                         $   836,722
                                                          -----------
                  TOTAL INVESTMENT
                  IN SECURITIES - 102.6%
                  (Cost $34,087,929)                      $34,981,065
                                                          -----------
                  OTHER ASSETS
                  AND LIABILITIES - (2.6)%                $  (899,380)
                                                          -----------
                  TOTAL NET ASSETS - 100.0%               $34,081,685
                                                          ===========

*        Non-income producing security.
(A.D.R.) American Depositary Receipt.
(a)      At December 31, 2005, the following securities were out on loan:


         Shares     Security                              Value
          4,035      Illinois Tool Works, Inc.          $355,040
         14,337      Par Pharmaceutical Co., Inc.*       449,322
                                                        --------
                     Total                              $804,362
                                                        ========

62 The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

    Shares                                                    Value
               COMMON STOCKS - 98.8%
               Consumer Services - 5.7%
               Hotels, Resorts & Cruise Lines - 5.7%
    84,300     Hilton Hotels Corp.                     $  2,032,473
    57,000     Starwood Hotels & Resorts                  3,640,020
                                                       ------------
                                                       $  5,672,493
                                                       ------------
               Total Consumer Services                 $  5,672,493
                                                       ------------
               Real Estate - 93.1%
               Real Estate Management & Development - 3.6%
   122,000     Brookfield Properties Corp.             $  3,589,240
                                                       ------------
               Real Estate Investment Trusts - 89.5%
    43,700     AMB Property Corp. (a)                  $  2,148,729
    31,000     Apartment Investment & Management Co.      1,173,970
    95,000     Archstone Communities Trust                3,979,550
     9,000     Arden Realty Group, Inc.                     403,470
    55,000     AvalonBay Communities, Inc.                4,908,750
    32,500     BioMed Property Trust, Inc.                  793,000
    73,000     Boston Properties, Inc.                    5,411,490
    40,300     Brandywine Realty Trust                    1,124,773
    45,000     Camden Property Trust                      2,606,400
    16,000     Carramerica Realty Corp.                     554,080
    26,500     Corporate Office Properties                  941,810
    68,900     Developers Diversifies Realty Corp.        3,239,678
    35,000     Duke Realty Investments, Inc.              1,169,000
     8,000     Equity Lifestyle Properties, Inc.            356,000
    46,000     Equity Office Properties Trust             1,395,180
   107,000     Equity Residential Property Trust          4,185,840
    24,300     Extra Space Storage, Inc.*                   374,220
    35,000     Federal Realty Investment Trust            2,122,750
    15,800     First Potomac Realty Trust                   420,280
    68,000     General Growth Properties, Inc. (a)        3,195,320
    13,500     Healthcare Realty Trust, Inc.                449,145
    52,600     Highwoods Properties, Inc.                 1,496,470
    14,500     Hospitality Properties Trust                 581,450
   176,800     Host Marriott Corp. (a)                    3,350,360
    24,500     iStar Financial, Inc.                        873,425
    12,000     Kilroy Realty Corp.                          742,800
    67,000     Kimco Realty Corp. (a)                     2,149,360
    40,900     Kite Realty Group Trust                      632,723
    84,000     Liberty Property Trust                     3,599,400
     9,200     The Macerich Co.                             617,688
    12,500     Mills Corp.                                  524,250


    Shares                                                     Value
    30,200     Pan Pacific Retail Properties, Inc.     $  2,020,078
    45,500     Prentiss Properties Trust                  1,850,940
   127,000     ProLogis Trust                             5,933,440
    22,000     PS Business Par, Inc.                      1,082,400
    44,000     Public Storage, Inc.                       2,979,680
    39,500     Regency Centers Corp.                      2,328,525
    17,500     Shurgard Storage Centers, Inc.               992,425
    91,000     Simon Property Group, Inc. (a)             6,973,330
    27,500     Spirit Finance Corp.                         312,125
    17,500     Strategic Hotel Capital, Inc.                360,150
    67,000     Taubman Centers, Inc.                      2,328,250
    73,300     Trizec Properties, Inc.                    1,680,036
    57,000     United Dominion Realty Trust               1,336,080
    40,000     Vornado Realty Trust                       3,338,800
                                                       ------------
                                                       $ 89,037,620
                                                       ------------
               Total Real Estate                       $ 92,626,860
                                                       ------------
               TOTAL COMMON STOCKS
               (Cost $60,502,235)                      $ 98,299,353
                                                       ------------
               TEMPORARY CASH INVESTMENT - 17.7%
               Security Lending Collateral - 17.7%
17,545,193     Securities Lending Investment
               Fund,  4.24%                            $ 17,545,193
                                                       ------------
               TOTAL TEMPORARY CASH
               INVESTMENT
               (Cost $17,545,193)                      $ 17,545,193
                                                       ------------
               TOTAL INVESTMENT
               IN SECURITIES - 116.5%
               (Cost $78,047,428)                      $115,844,546
                                                       ------------
               OTHER ASSETS
               AND LIABILITIES - (16.5)%               $(16,375,292)
                                                       ------------
               TOTAL NET ASSETS - 100.0%               $ 99,469,254
                                                       ============

*       Non-income producing security.
(a)     At December 31, 2005, the following securities were out on loan:


        Shares Security                              Value
         40,650   AMB Property Corp.                $ 1,998,761
         64,400   General Growth Properties, Inc.     3,026,156
        167,460   Host Marriott Corp.                 3,173,367
         64,350   Kimco Realty Corp.                  2,064,348
         89,100   Simon Property Group, Inc.          6,827,733
                                                    -----------
                  Total                             $17,090,365
                                                    ===========

The accompanying notes are an integral part of these financial statements.  63

Pioneer Fund VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

      Shares                                                   Value
                  COMMON STOCKS - 100.0%
                  Energy - 7.0%
                  Integrated Oil & Gas - 5.4%
     179,531      Chevron Corp.                         $ 10,191,975
      88,025      ConocoPhillips                           5,121,295
     114,668      Exxon Mobil Corp.                        6,440,902
      63,625      Occidental Petroleum Corp.               5,082,365
                                                        ------------
                                                        $ 26,836,537
                                                        ------------
                  Oil & Gas Equipment & Services - 0.3%
      42,162      Weatherford International, Inc.*      $  1,526,264
                                                        ------------
                  Oil & Gas Exploration & Production - 1.3%
      48,194      Apache Corp.                          $  3,302,253
      67,515      Pioneer Natural Resources Co.            3,461,494
                                                        ------------
                                                        $  6,763,747
                                                        ------------
                  Total Energy                          $ 35,126,548
                                                        ------------
                  Materials - 7.0%
                  Aluminum - 0.4%
      72,726      Alcoa, Inc.                           $  2,150,508
                                                        ------------
                  Diversified Chemical - 1.2%
      70,100      Dow Chemical Co.                      $  3,071,782
      44,427      E.I. du Pont de Nemours & Co.            1,888,148
      20,057      PPG Industries, Inc.                     1,161,300
                                                        ------------
                                                        $  6,121,230
                                                        ------------
                  Diversified Metals & Mining - 3.6%
      90,507      BHP Billiton, Ltd. (A.D.R.)           $  3,024,744
      98,510      Inco, Ltd.                               4,292,081
     239,324      Rio Tinto Plc                           10,930,255
                                                        ------------
                                                        $ 18,247,080
                                                        ------------
                  Gold - 0.2%
      21,960      Newmont Mining Corp.                  $  1,172,664
                                                        ------------
                  Industrial Gases - 0.9%
      25,334      Air Products & Chemicals, Inc.        $  1,499,519
      53,762      Praxair, Inc.                            2,847,236
                                                        ------------
                                                        $  4,346,755
                                                        ------------
                  Paper Products - 0.3%
      50,997      Meadwestvaco Corp.                    $  1,429,446
                                                        ------------
                  Specialty Chemicals - 0.3%
      37,481      Ecolab, Inc.                          $  1,359,436
                                                        ------------
                  Steel - 0.1%
       7,255      Allegheny Technologies, Inc.          $    261,760
                                                        ------------
                  Total Materials                       $ 35,088,879
                                                        ------------
                  Capital Goods - 9.5%
                  Aerospace & Defense - 3.0%
      43,011      General Dynamics Corp.                $  4,905,405
     181,953      United Technologies Corp.               10,172,992
                                                        ------------
                                                        $ 15,078,397
                                                        ------------

      Shares                                                   Value
                  Building Products - 0.1%
       8,309      Masco Corp.                           $    250,849
                                                        ------------
                  Construction & Farm Machinery &
                  Heavy Trucks - 3.7%
      99,679      Caterpillar, Inc.                     $  5,758,456
      94,266      Deere & Co.                              6,420,457
      91,215      PACCAR, Inc.                             6,314,814
                                                        ------------
                                                        $ 18,493,727
                                                        ------------
                  Electrical Component & Equipment - 1.2%
      55,395      Emerson Electric Co.                  $  4,138,007
      29,606      Rockwell International Corp.             1,751,491
                                                        ------------
                                                        $  5,889,498
                                                        ------------
                  Industrial Conglomerates - 1.3%
       7,200      3M Co.                                $    558,000
     169,108      General Electric Co.                     5,927,235
                                                        ------------
                                                        $  6,485,235
                                                        ------------
                  Industrial Machinery - 0.2%
      16,367      Parker Hannifin Corp.                 $  1,079,567
                                                        ------------
                  Total Capital Goods                   $ 47,277,273
                                                        ------------
                  Transportation - 3.6%
                  Airlines - 0.5%
     151,393      Southwest Airlines Co.                $  2,487,387
                                                        ------------
                  Railroads - 3.1%
      74,802      Burlington Northern, Inc.             $  5,297,478
     222,911      Norfolk Southern Corp.                   9,993,100
                                                        ------------
                                                        $ 15,290,578
                                                        ------------
                  Total Transportation                  $ 17,777,965
                                                        ------------
                  Automobiles & Components - 2.5%
                  Auto Parts & Equipment - 1.5%
     101,606      Johnson Controls, Inc.                $  7,408,093
                                                        ------------
                  Automobile Manufacturers - 1.0%
     628,984      Ford Motor Corp.                      $  4,855,756
                                                        ------------
                  Total Automobiles & Components        $ 12,263,849
                                                        ------------
                  Consumer Durables & Apparel - 0.2%
                  Apparel, Accessories & Luxury Goods - 0.2%
      23,883      Liz Claiborne, Inc.                   $    855,489
                                                        ------------
                  Total Consumer Durables & Apparel     $    855,489
                                                        ------------
                  Consumer Services - 0.1%
                  Restaurants - 0.1%
       7,325      Tricon Global Restaurants, Inc.       $    343,396
                                                        ------------
                  Total Consumer Services               $    343,396
                                                        ------------
                  Media - 5.7%
                  Advertising - 0.7%
      42,090      Omnicom Group                         $  3,583,122
                                                        ------------

64 The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                      Value
                  Movies & Entertainment - 0.8%
     162,516      The Walt Disney Co.                      $  3,895,509
                                                           ------------
                  Publishing - 4.2%
      41,058      Elsevier NV                              $    573,242
     100,160      Gannett Co.                                 6,066,691
     125,263      John Wiley & Sons, Inc.                     4,890,268
     188,438      McGraw-Hill Co., Inc.                       9,729,054
                                                           ------------
                                                           $ 21,259,255
                                                           ------------
                  Total Media                              $ 28,737,886
                                                           ------------
                  Retailing - 6.8%
                  Apparel Retail - 0.2%
      60,617      Gap Inc.                                 $  1,069,284
                                                           ------------
                  Computer & Electronics Retail - 0.1%
       9,295      GameStop Corp. (Class B)*                $    268,626
                                                           ------------
                  Department Stores - 2.1%
      50,178      Federated Department Stores, Inc.        $  3,328,307
     193,453      Nordstrom, Inc.                             7,235,142
                                                           ------------
                                                           $ 10,563,449
                                                           ------------
                  General Merchandise Stores - 1.9%
     177,813      Target Corp.                             $  9,774,381
                                                           ------------
                  Home Improvement Retail - 1.9%
     121,451      Home Depot, Inc.                         $  4,916,336
      70,792      Lowe's Companies, Inc.                      4,718,995
                                                           ------------
                                                           $  9,635,331
                                                           ------------
                  Specialty Stores - 0.6%
      29,018      Barnes & Noble, Inc.                     $  1,238,198
      69,072      Staples, Inc.                               1,568,625
                                                           ------------
                                                           $  2,806,823
                                                           ------------
                  Total Retailing                          $ 34,117,894
                                                           ------------
                  Food & Drug Retailing - 3.3%
                  Drug Retail - 2.1%
      75,467      CVS Corp.                                $  1,993,838
     190,303      Walgreen Co.                                8,422,811
                                                           ------------
                                                           $ 10,416,649
                                                           ------------
                  Food Distributors - 1.0%
     161,566      Sysco Corp.                              $  5,016,624
                                                           ------------
                  Hypermarkets & Supercenters - 0.2%
      19,649      Costco Wholesale Corp.                   $    972,036
                                                           ------------
                  Total Food & Drug Retailing              $ 16,405,309
                                                           ------------

      Shares                                                      Value
                  Food, Beverage & Tobacco - 5.2%
                  Packaged Foods & Meats - 3.5%
      83,259      Campbell Soup Co.                        $  2,478,620
      97,063      General Mills, Inc.                         4,787,147
     145,574      H.J. Heinz Co., Inc.                        4,908,755
      52,617      Hershey Foods Corp.                         2,907,089
      23,685      Kellogg Co.                                 1,023,666
      73,473      Sara Lee Corp.                              1,388,640
                                                           ------------
                                                           $ 17,493,917
                                                           ------------
                  Soft Drinks - 1.7%
     146,681      PepsiCo, Inc.                            $  8,665,913
                                                           ------------
                  Total Food, Beverage & Tobacco           $ 26,159,830
                                                           ------------
                  Household & Personal Products - 1.7%
                  Household Products - 1.2%
      96,982      Colgate-Palmolive Co.                    $  5,319,463
      14,255      Clorox Co.                                    810,967
                                                           ------------
                                                           $  6,130,430
                                                           ------------
                  Personal Products - 0.5%
      67,208      Estee Lauder Co.*                        $  2,250,124
                                                           ------------
                  Total Household & Personal
                  Products                                 $  8,380,554
                                                           ------------
                  Health Care Equipment & Services - 2.6%
                  Health Care Equipment - 2.6%
      28,200      C. R. Bard, Inc.                         $  1,858,944
      71,108      Becton, Dickinson & Co.                     4,272,169
      63,338      Biomet, Inc.                                2,316,271
      39,539      Medtronic, Inc.                             2,276,260
      21,100      St. Jude Medical, Inc.*                     1,059,220
      30,665      Stryker Corp.                               1,362,446
                                                           ------------
                                                           $ 13,145,310
                                                           ------------
                  Total Health Care Equipment &
                  Services                                 $ 13,145,310
                                                           ------------
                  Pharmaceuticals & Biotechnology - 8.9%
                  Biotechnology - 0.8%
      53,778      Amgen, Inc.*                             $  4,240,933
                                                           ------------
                  Pharmaceuticals - 8.1%
     102,710      Abbott Laboratories                      $  4,049,855
      53,017      Barr Laboratorie, Inc.*                     3,302,429
     119,085      Bristol-Myers Squibb Co.                    2,736,573
      80,039      Eli Lilly & Co.                             4,529,407
     137,058      Johnson & Johnson                           8,237,186
      95,767      Merck & Co., Inc.                           3,046,348
      77,980      Novartis AG (A.D.R.)                        4,092,390
     103,100      Pfizer, Inc.                                2,404,292
      36,377      Roche Holdings AG (A.D.R.)                  2,731,040
     175,915      Schering-Plough Corp.                       3,667,828
      35,811      Teva Pharmaceutical Industries, Ltd.        1,540,231
                                                           ------------
                                                           $ 40,337,579
                                                           ------------

The accompanying notes are an integral part of these financial statements. 65

Pioneer Fund VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

      Shares                                                          Value
                  Total Pharmaceuticals &
                  Biotechnology                                $ 44,578,512
                                                               ------------
                  Banks - 9.0%
                  Diversified Banks - 4.2%
      66,429      Bank of America Corp.                        $  3,065,698
     235,635      U.S. Bancorp                                    7,043,130
      39,577      Wachovia Corp.                                  2,092,040
     140,973      Wells Fargo & Co.                               8,857,334
                                                               ------------
                                                               $ 21,058,202
                                                               ------------
                  Regional Banks - 3.1%
      13,577      Compass Bancshares, Inc.                     $    655,633
      83,035      First Horizon National Corp.                    3,191,865
     170,284      National City Corp.                             5,716,434
      55,102      SunTrust Banks, Inc.                            4,009,222
      21,817      Zions Bancorporation                            1,648,493
                                                               ------------
                                                               $ 15,221,647
                                                               ------------
                  Thrifts & Mortgage Finance - 1.7%
      34,700      Golden West Financial Corp.                  $  2,290,200
     146,301      Washington Mutual, Inc.                         6,364,094
                                                               ------------
                                                               $  8,654,294
                                                               ------------
                  Total Banks                                  $ 44,934,143
                                                               ------------
                  Diversified Financials - 6.1%
                  Asset Management & Custody Banks - 3.5%
      22,545      Ameriprise Financial, Inc.                   $    924,345
      43,970      Federated Investors, Inc.*                      1,628,649
     104,482      State Street Corp.                              5,792,482
     124,803      T. Rowe Price Associates, Inc.                  8,989,560
                                                               ------------
                                                               $ 17,335,036
                                                               ------------
                  Consumer Finance - 1.2%
     112,725      American Express Co.                         $  5,800,829
                                                               ------------
                  Investment Banking & Brokerage - 0.8%
      58,452      Merrill Lynch & Co., Inc.                    $  3,958,954
                                                               ------------
                  Diversified Financial Services - 0.6%
      66,850      Citigroup, Inc.                              $  3,244,231
                                                               ------------
                  Total Diversified Financials                 $ 30,339,050
                                                               ------------
                  Insurance - 2.4%
                  Multi-Line Insurance - 0.2%
      13,522      Hartford Financial Services Group, Inc.      $  1,161,405
                                                               ------------
                  Property & Casualty Insurance - 2.2%
      20,832      ACE, Ltd.                                    $  1,113,262
      40,815      Axis Capital Holdings, Ltd.                     1,276,693
      68,753      Chubb Corp.                                     6,713,730
      34,082      Safeco Corp.                                    1,925,633
                                                               ------------
                                                               $ 11,029,318
                                                               ------------
                  Total Insurance                              $ 12,190,723
                                                               ------------

      Shares                                                          Value
                  Software & Services - 4.1%
                  Application Software - 0.7%
      86,186      Adobe Systems, Inc.                          $  3,185,435
                                                               ------------
                  Data Processing & Outsourced Services - 2.2%
     181,884      Automatic Data Processing, Inc.              $  8,346,657
      25,841      DST Systems, Inc.*                              1,548,134
      28,113      Fiserv, Inc.*                                   1,216,450
                                                               ------------
                                                               $ 11,111,241
                                                               ------------
                  Systems Software - 1.2%
     229,175      Microsoft Corp.                              $  5,992,926
                                                               ------------
                  Total Software & Services                    $ 20,289,602
                                                               ------------
                  Technology Hardware & Equipment - 6.2%
                  Communications Equipment - 2.9%
     139,000      Cisco Systems, Inc.*                         $  2,379,680
     313,651      Motorola, Inc.                                  7,085,375
     274,102      Nokia Corp. (A.D.R.)                            5,016,067
                                                               ------------
                                                               $ 14,481,122
                                                               ------------
                  Computer Hardware - 2.2%
     106,976      Dell, Inc.*                                  $  3,208,210
     176,511      Hewlett-Packard Co.                             5,053,510
     703,372      Sun Microsystems, Inc.*                         2,947,129
                                                               ------------
                                                               $ 11,208,849
                                                               ------------
                  Computer Storage & Peripherals - 0.4%
     134,374      EMC Corp.*                                   $  1,830,174
                                                               ------------
                  Office Electronics - 0.7%
      57,242      Canon, Inc. (A.D.R.)                         $  3,367,547
                                                               ------------
                  Total Technology Hardware &
                  Equipment                                    $ 30,887,692
                                                               ------------
                  Semiconductors - 3.0%
                  Semiconductor Equipment - 0.4%
      96,070      Applied Materials, Inc.                      $  1,723,495
                                                               ------------
                  Semiconductors - 2.6%
      20,845      Freescale Semiconductor, Inc. (Class B)*     $    524,669
     236,129      Intel Corp.                                     5,893,780
     211,248      Texas Instruments, Inc.                         6,774,723
                                                               ------------
                                                               $ 13,193,172
                                                               ------------
                  Total Semiconductors                         $ 14,916,667
                                                               ------------
                  Telecommunication Services - 3.7%
                  Integrated Telecommunication Services - 3.4%
     279,088      AT&T Corp.                                   $  6,834,865
     141,901      BellSouth Corp.                                 3,845,517
      74,411      Century Telephone Enterprises, Inc.             2,467,468
     129,130      Verizon Communications, Inc.                    3,889,396
                                                               ------------
                                                               $ 17,037,246
                                                               ------------

66  The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                   Value
              Wireless Telecommunication Services - 0.3%
  23,216      Alltel Corp.                          $  1,464,930
                                                    ------------
              Total Telecommunication Services      $ 18,502,176
                                                    ------------
              Utilities - 1.5%
              Electric Utilities - 0.5%
  15,000      Exelon Corp.                          $    797,100
  56,177      Southern Co.                             1,939,792
                                                    ------------
                                                    $  2,736,892
                                                    ------------
              Multi-Utilities - 1.0%
  34,904      Consolidated Edison, Inc.             $  1,617,100
  74,103      KeySpan Energy Corp.                     2,644,736
  13,700      PG&E Corp.                                 508,542
                                                    ------------
                                                    $  4,770,378
                                                    ------------
              Total Utilities                       $  7,507,270
                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $396,395,153)                   $499,826,017
                                                    ------------
              TOTAL INVESTMENT
              IN SECURITIES - 100.0%
              (Cost $396,395,153)                   $499,826,017
                                                    ------------
              OTHER ASSETS
              AND LIABILITIES - 0.0%                $   (196,475)
                                                    ------------
              TOTAL NET ASSETS - 100.0%             $499,629,542
                                                    ============

(A.D.R.) American Depositary Receipt
*    Non-income producing security


The accompanying notes are an integral part of these financial statements. 67

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

     Shares                                                  Value
               CONVERTIBLE PREFERRED STOCK - 0.5%
               Automobiles & Components - 0.5%
               Automobile Manufacturers - 0.5%
     60,747    Ford Cap Trust, 6.5%, 1/15/32          $  1,674,187
                                                      ------------
               Total Automobiles & Components         $  1,674,187
                                                      ------------
               Pharmaceuticals & Biotechnology - 0.0%
               Pharmaceuticals - 0.0%
      4,255    Schering-Plough Corp., 6.0%, 9/14/07   $    227,643
                                                      ------------
               Total Pharmaceuticals &
               Biotechnology                          $    227,643
                                                      ------------
               TOTAL CONVERTIBLE
               PREFERRED STOCK
               (Cost $3,070,923)                      $  1,901,830
                                                      ------------
               COMMON STOCK - 96.9%
               Energy - 5.5%
               Integrated Oil & Gas - 5.5%
    144,649    Chevron Corp.                          $  8,211,724
    115,922    ConocoPhillips                            6,744,342
     84,898    Exxon Mobil Corp.                         4,768,721
                                                      ------------
                                                      $ 19,724,787
                                                      ------------
               Total Energy                           $ 19,724,787
                                                      ------------
               Materials - 7.0%
               Construction Materials - 0.8%
     40,637    Vulcan Materials Co.                   $  2,753,157
                                                      ------------
               Diversified Chemical - 2.1%
     73,300    Dow Chemical Co.                       $  3,212,006
     82,800    Olin Corp.                                1,629,504
     46,965    PPG Industries, Inc.                      2,719,274
                                                      ------------
                                                      $  7,560,784
                                                      ------------
               Diversified Metals & Mining - 0.3%
     43,156    Compass Minerals International, Inc.   $  1,059,048
                                                      ------------
               Industrial Gases - 1.2%
     71,152    Air Products & Chemicals, Inc.         $  4,211,487
                                                      ------------
               Paper Products - 0.6%
     79,793    Meadwestvaco Corp.                     $  2,236,598
                                                      ------------
               Specialty Chemicals - 0.7%
    105,965    Valspar Corp.                          $  2,614,157
                                                      ------------
               Steel - 1.3%
     61,162    Nucor Corp. (a)                        $  4,080,729
     24,009    Roanoke Electric Steel Corp.                566,612
                                                      ------------
                                                      $  4,647,341
                                                      ------------
               Total Materials                        $ 25,082,572
                                                      ------------
               Capital Goods - 9.1%
               Aerospace & Defense - 1.6%
    103,955    United Technologies Corp.              $  5,812,124
                                                      ------------

     Shares                                                  Value
               Construction & Farm Machinery &
               Heavy Trucks - 4.3%
     38,489    Deere & Co.                            $  2,621,486
    185,643    PACCAR, Inc.                             12,852,065
                                                      ------------
                                                      $ 15,473,551
                                                      ------------
               Electrical Component & Equipment - 1.9%
     91,501    Emerson Electric Co.                   $  6,835,125
                                                      ------------
               Industrial Machinery - 1.3%
     30,350    Gorman-Rupp Co.                        $    671,039
    117,902    The Timken Co.                            3,775,222
                                                      ------------
                                                      $  4,446,261
                                                      ------------
               Total Capital Goods                    $ 32,567,061
                                                      ------------
               Transportation - 1.4%
               Railroads - 1.4%
     72,891    Burlington Northern, Inc.              $  5,162,141
                                                      ------------
               Total Transportation                   $  5,162,141
                                                      ------------
               Automobiles & Components - 2.6%
               Auto Parts & Equipment - 1.9%
     93,560    Johnson Controls, Inc.                 $  6,821,460
                                                      ------------
               Automobile Manufacturers - 0.7%
    318,322    Ford Motor Corp.                       $  2,457,446
                                                      ------------
               Total Automobiles & Components         $  9,278,906
                                                      ------------
               Consumer Durables & Apparel - 0.8%
               Housewares & Specialties - 0.8%
    123,380    Tupperware Brands Corp.                $  2,763,712
                                                      ------------
               Total Consumer Durables &
               Apparel                                $  2,763,712
                                                      ------------
               Consumer Services - 1.9%
               Leisure Facilities - 1.5%
    184,827    Cedar Fair, L.P.                       $  5,274,963
                                                      ------------
               Specialized Consumer Services - 0.4%
    134,841    Servicemaster Co.                      $  1,611,350
                                                      ------------
               Total Consumer Services                $  6,886,313
                                                      ------------
               Media - 1.6%
               Publishing - 1.6%
    113,625    McGraw-Hill Co., Inc.                  $  5,866,459
                                                      ------------
               Total Media                            $  5,866,459
                                                      ------------
               Retailing - 1.5%
               Department Stores - 1.1%
     59,221    Federated Department Stores, Inc.      $  3,928,129
                                                      ------------
               Distributors - 0.4%
     36,130    Genuine Parts Co.                      $  1,586,830
                                                      ------------
               Total Retailing                        $  5,514,959
                                                      ------------

68  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


     Shares                                             Value
               Food & Drug Retailing - 0.4%
               Food Retail - 0.4%
     73,200    Albertson's, Inc.                 $  1,562,820
                                                 ------------
               Total Food & Drug Retailing       $  1,562,820
                                                 ------------
               Food, Beverage & Tobacco - 5.0%
               Packaged Foods & Meats - 3.6%
    188,614    Campbell Soup Co.                 $  5,615,039
     60,831    General Mills, Inc.                  3,000,185
     94,243    H.J. Heinz Co., Inc.                 3,177,874
     59,974    Sara Lee Corp.                       1,133,509
                                                 ------------
                                                 $ 12,926,607
                                                 ------------
               Soft Drinks - 1.4%
     72,855    Coca-Cola Co.                     $  2,936,785
     36,572    PepsiCo, Inc.                        2,160,674
                                                 ------------
                                                 $  5,097,459
                                                 ------------
               Total Food, Beverage & Tobacco    $ 18,024,066
                                                 ------------
               Household & Personal Products - 2.3%
               Household Products - 2.3%
     76,594    Colgate-Palmolive Co.             $  4,201,181
     70,315    Clorox Co.                           4,000,220
                                                 ------------
                                                 $  8,201,401
                                                 ------------
               Total Household & Personal
               Products                          $  8,201,401
                                                 ------------
               Health Care Equipment & Services - 0.7%
               Health Care Equipment - 0.7%
     41,439    Becton, Dickinson & Co.           $  2,489,655
                                                 ------------
               Total Health Care Equipment &
               Services                          $  2,489,655
                                                 ------------
               Pharmaceuticals & Biotechnology - 7.7%
               Pharmaceuticals - 7.7%
    123,566    Abbott Laboratories               $  4,872,207
    227,507    Bristol-Myers Squibb Co.             5,228,111
     74,039    Eli Lilly & Co.                      4,189,867
     73,265    Johnson & Johnson                    4,403,227
    260,932    Merck & Co., Inc.                    8,300,247
     36,900    Pfizer, Inc.                           860,508
                                                 ------------
                                                 $ 27,854,167
                                                 ------------
               Total Pharmaceuticals &
               Biotechnology                     $ 27,854,167
                                                 ------------
               Banks - 13.8%
               Diversified Banks - 4.7%
     35,852    Bank of America Corp.             $  1,654,570
     31,452    Comerica, Inc.                       1,785,216
    110,101    U.S. Bancorp                         3,290,919
    103,024    Wachovia Corp.                       5,445,849
     74,937    Wells Fargo & Co.                    4,708,292
                                                 ------------
                                                 $ 16,884,846
                                                 ------------

     Shares                                             Value
               Regional Banks - 6.1%
     88,467    First Horizon National Corp.      $  3,400,671
    123,911    National City Corp.                  4,159,692
     54,800    PNC Bank Corp.                       3,388,284
     94,678    SunTrust Banks, Inc.                 6,888,771
    144,505    Whitney Holding Corp.                3,982,558
                                                 ------------
                                                 $ 21,819,976
                                                 ------------
               Thrifts & Mortgage Finance - 3.0%
    250,458    Washington Mutual, Inc.           $ 10,894,923
                                                 ------------
               Total Banks                       $ 49,599,745
                                                 ------------
               Diversified Financials - 5.7%
               Asset Management & Custody Banks - 4.5%
    152,899    Eaton Vance Corp.                 $  4,183,317
     34,424    State Street Corp.                   1,908,467
    139,943    T. Rowe Price Associates, Inc.      10,080,094
                                                 ------------
                                                 $ 16,171,878
                                                 ------------
               Investment Banking & Brokerage - 0.7%
     55,113    A.G. Edwards, Inc.                $  2,582,595
                                                 ------------
               Diversified Financial Services - 0.5%
     37,890    Citigroup, Inc.                   $  1,838,802
                                                 ------------
               Total Diversified Financials      $ 20,593,275
                                                 ------------
               Insurance - 4.9%
               Life & Health Insurance - 1.2%
     72,900    Jefferson - Pilot Corp.           $  4,150,197
                                                 ------------
               Property & Casualty Insurance - 3.7%
     71,246    Chubb Corp.                       $  6,957,172
    110,994    Safeco Corp.                         6,271,161
                                                 ------------
                                                 $ 13,228,333
                                                 ------------
               Total Insurance                   $ 17,378,530
                                                 ------------
               Real Estate - 1.3%
               Real Estate Investment Trusts - 1.3%
     56,454    Archstone Communities Trust       $  2,364,858
     72,900    Kimco Realty Corp.                   2,338,632
                                                 ------------
                                                 $  4,703,490
                                                 ------------
               Total Real Estate                 $  4,703,490
                                                 ------------
               Software & Services - 0.6%
               Data Processing & Outsourced Services - 0.6%
     50,297    Automatic Data Processing, Inc.   $  2,308,129
                                                 ------------
               Total Software & Services         $  2,308,129
                                                 ------------
               Technology Hardware & Equipment - 0.3%
               Computer Hardware - 0.3%
     36,500    Hewlett-Packard Co.               $  1,044,995
                                                 ------------
               Total Technology Hardware &
               Equipment                         $  1,044,995
                                                 ------------

The accompanying notes are an integral part of these financial statements.  69

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

    Shares                                                   Value
               Telecommunication Services - 8.4%
               Integrated Telecommunication Services - 7.2%
   305,096     AT&T Corp.                             $  7,471,801
   251,696     BellSouth Corp.                           6,820,962
   309,779     Citizens Utilities Co. (Class B)          3,788,597
   254,800     Verizon Communications, Inc.              7,674,576
                                                      ------------
                                                      $ 25,755,936
                                                      ------------
               Wireless Telecommunication Services - 1.2%
    66,304     Alltel Corp.                           $  4,183,782
                                                      ------------
               Total Telecommunication
               Services                               $ 29,939,718
                                                      ------------
               Utilities - 14.4%
               Electric Utilities - 2.6%
   134,311     Great Plains Energy, Inc.(a)           $  3,755,336
   157,858     Southern Co.                              5,450,837
                                                      ------------
                                                      $  9,206,173
                                                      ------------
               Gas Utilities - 4.5%
    19,070     Atmos Energy Corp.                     $    498,871
   124,038     Equitable Resources, Inc.                 4,550,954
   148,981     Questar Corp.                            11,277,862
                                                      ------------
                                                      $ 16,327,687
                                                      ------------
               Multi-Utilities - 7.3%
    98,272     Ameren Corp.                           $  5,035,457
    94,780     Consolidated Edison, Inc.                 4,391,157
   158,706     KeySpan Energy Corp.                      5,664,217
   143,415     NSTAR                                     4,116,011
   193,900     PG&E Corp.                                7,197,561
                                                      ------------
                                                      $ 26,404,403
                                                      ------------
               Total Utilities                        $ 51,938,263
                                                      ------------
               TOTAL COMMON STOCK
               (Cost $291,121,572)                    $348,485,164
                                                      ------------
Principal
   Amount
               TEMPORARY CASH INVESTMENTS - 3.3%
               Repurchase Agreement - 1.8%
$6,300,000     UBS Warburg, Inc., 3.25% dated
               12/31/05, repurchase price of
               $6,300,000 plus accrued interest on
               1/3/06 collateralized by $6,567,000
               U.S. Treasury Bill, 3.25%, 6/29/06     $  6,300,000
                                                      ------------

    Shares                                                   Value
               Security Lending Collateral - 1.5%
 5,595,647     Securities Lending
               Collateral Fund, 4.24%                 $  5,595,647
                                                      ------------
               TOTAL TEMPORARY CASH
               INVESTMENTS
               (Cost $11,895,647)                     $ 11,895,647
                                                      ------------
               TOTAL INVESTMENT
               IN SECURITIES - 100.7%
               (Cost $306,088,142)                    $362,282,641
                                                      ------------
               OTHER ASSETS
               AND LIABILITIES - (0.7)%               $ (2,575,311)
                                                      ------------
               TOTAL NET ASSETS - 100.0%              $359,707,330
                                                      ============

(a)     At December 31, 2005, the following securities were out on loan:


        Shares   Security                       Market Value
        58,299     Great Plains Energy, Inc.     $ 1,630,040
        56,659     Nucor Corp.                     3,780,288
                                                 -----------
                   Total                         $ 5,410,328
                                                 ===========

70  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

      Shares                                                   Value
                  COMMON STOCKS - 64.7%
                  Energy - 5.0%
                  Integrated Oil & Gas - 0.5%
       3,900      Exxon Mobil Corp.                     $    219,063
                                                        ------------
                  Oil & Gas Drilling - 2.0%
      19,500      ENSCO International, Inc.             $    864,825
                                                        ------------
                  Oil & Gas Equipment & Services - 2.0%
      13,298      National-Oilwell Varco, Inc.*         $    833,785
                                                        ------------
                  Oil & Gas Exploration & Production - 0.4%
       2,700      Encana Corp.                          $    121,932
       1,100      Pioneer Natural Resources Co.               56,397
                                                        ------------
                                                        $    178,329
                                                        ------------
                  Total Energy                          $  2,096,002
                                                        ------------
                  Materials - 4.5%
                  Gold - 2.1%
      16,800      Newmont Mining Corp.                  $    897,120
                                                        ------------
                  Industrial Gases - 2.4%
      19,000      Praxair, Inc.                         $  1,006,240
                                                        ------------
                  Total Materials                       $  1,903,360
                                                        ------------
                  Capital Goods - 4.6%
                  Aerospace & Defense - 3.1%
      21,800      Northrop Grumman Corp.                $  1,310,398
                                                        ------------
                  Industrial Conglomerates - 1.4%
       7,900      3M Co.                                $    612,250
                                                        ------------
                  Total Capital Goods                   $  1,922,648
                                                        ------------
                  Commercial Services & Supplies - 0.5%
                  Diversified Commercial Services - 0.5%
       4,600      Cintas Corp.                          $    189,428
                                                        ------------
                  Total Commercial Services &
                  Supplies                              $    189,428
                                                        ------------
                  Transportation - 2.0%
                  Air Freight & Couriers - 2.0%
      11,200      United Parcel Service                 $    841,680
                                                        ------------
                  Total Transportation                  $    841,680
                                                        ------------
                  Consumer Durables & Apparel - 1.5%
                  Apparel, Accessories & Luxury Goods - 1.5%
      18,100      Liz Claiborne, Inc.                   $    648,342
                                                        ------------
                  Total Consumer Durables & Apparel     $    648,342
                                                        ------------
                  Media - 3.4%
                  Broadcasting & Cable TV - 3.4%
      18,100      Comcast Corp.*                             464,989
      29,319      Viacom, Inc. (Class B)                     955,799
                                                        ------------
                                                        $  1,420,788
                                                        ------------
                  Total Media                           $  1,420,788
                                                        ------------

      Shares                                                   Value
                  Retailing - 1.4%
                  Apparel Retail - 1.4%
      20,500      Ross Stores, Inc.                     $    592,450
                                                        ------------
                  Total Retailing                       $    592,450
                                                        ------------
                  Food & Drug Retailing - 3.0%
                  Drug Retail - 2.7%
      43,400      CVS Corp.                             $  1,146,628
                                                        ------------
                  Hypermarkets & Supercenters - 0.3%
       2,500      Wal-Mart Stores, Inc.                 $    117,000
                                                        ------------
                  Total Food & Drug Retailing           $  1,263,628
                                                        ------------
                  Food, Beverage & Tobacco - 6.4%
                  Brewers - 0.6%
       5,900      Anheuser-Busch Companies, Inc.        $    253,464
                                                        ------------
                  Packaged Foods & Meats - 1.7%
      10,700      William Wrigley Jr. Co.               $    711,443
                                                        ------------
                  Soft Drinks - 4.1%
      10,000      Coca-Cola Co.                         $    403,100
      22,300      PepsiCo, Inc.                            1,317,484
                                                        ------------
                                                        $  1,720,584
                                                        ------------
                  Total Food, Beverage & Tobacco        $  2,685,491
                                                        ------------
                  Household & Personal Products - 0.7%
                  Personal Products - 0.7%
       9,300      Estee Lauder Co.*                     $    311,364
                                                        ------------
                  Total Household & Personal
                  Products                              $    311,364
                                                        ------------
                  Health Care Equipment & Services - 2.9%
                  Health Care Distributors - 1.0%
       6,400      Cardinal Health, Inc.                 $    440,000
                                                        ------------
                  Health Care Equipment - 1.9%
      11,100      Biomet, Inc.                          $    405,927
       6,000      Guidant Corp.                              388,500
                                                        ------------
                                                        $    794,427
                                                        ------------
                  Total Health Care Equipment &
                  Services                              $  1,234,427
                                                        ------------
                  Pharmaceuticals & Biotechnology - 7.5%
                  Biotechnology - 2.2%
      11,616      Amgen, Inc.*                          $    916,038
                                                        ------------
                  Pharmaceuticals - 5.3%
       4,000      Eli Lilly & Co.                       $    226,360
      22,900      IVAX Corp.*                                717,457
      20,788      Pfizer, Inc.                               484,776
      17,800      Wyeth                                      820,046
                                                        ------------
                                                        $  2,248,639
                                                        ------------
                  Total Pharmaceuticals &
                  Biotechnology                         $  3,164,677
                                                        ------------

The accompanying notes are an integral part of these financial statements. 71

Pioneer Balanced VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

      Shares                                                     Value
                  Banks - 1.3%
                  Diversified Banks - 1.3%
      11,900      Bank of America Corp.                   $    549,185
                                                          ------------
                  Total Banks                             $    549,185
                                                          ------------
                  Diversified Financials - 3.4%
                  Asset Management & Custody Banks - 1.4%
         960      Ameriprise Financial, Inc.              $     39,360
      17,200      The Bank of New York Co., Inc.               547,820
                                                          ------------
                                                          $    587,180
                                                          ------------
                  Consumer Finance - 1.5%
      12,300      American Express Co.                    $    632,958
                                                          ------------
                  Investment Banking & Brokerage - 0.4%
       2,900      Merrill Lynch & Co., Inc.               $    196,417
                                                          ------------
                  Total Diversified Financials            $  1,416,555
                                                          ------------
                  Insurance - 4.4%
                  Property & Casualty Insurance - 4.4%
         485      Berkshire Hathaway, Inc. (Class B)*     $  1,423,718
       3,700      Progressive Corp.                            432,086
                                                          ------------
                                                          $  1,855,804
                                                          ------------
                  Total Insurance                         $  1,855,804
                                                          ------------
                  Software & Services - 6.3%
                  Data Processing & Outsourced Services - 3.1%
      30,500      First Data Corp.                        $  1,311,805
                                                          ------------


      Shares                                                     Value
                  Systems Software - 3.2%
      52,000      Microsoft Corp.                         $  1,359,800
                                                          ------------
                  Total Software & Services               $  2,671,605
                                                          ------------
                  Technology Hardware & Equipment - 3.9%
                  Communications Equipment - 2.3%
      12,900      Avaya, Inc.*                            $    137,643
      21,900      Cisco Systems, Inc.*                         374,928
      10,900      Qualcomm, Inc.                               469,572
                                                          ------------
                                                          $    982,143
                                                          ------------
                  Computer Hardware - 1.5%
      21,622      Hewlett-Packard Co.                     $    619,038
                                                          ------------
                  Electronic Manufacturing Services - 0.0%
         900      Molex, Inc.                             $     22,131
                                                          ------------
                  Total Technology Hardware &
                  Equipment                               $  1,623,312
                                                          ------------
                  Semiconductors - 0.5%
       7,800      Intel Corp.                             $    194,688
                                                          ------------
                  Total Semiconductors                    $    194,688
                                                          ------------
                  Telecommunication Services - 1.5%
                  Wireless Telecommunication Services - 1.5%
      28,500      Vodafone Group Plc (A.D.R.)             $    611,894
                                                          ------------
                  Total Telecommunication Services        $    611,894
                                                          ------------
                  TOTAL COMMON STOCKS
                  (Cost $22,776,857)                      $ 27,197,328
                                                          ------------

72 The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal   S&P/Moody's
    Amount   Ratings
   USD ($)   (unaudited)                                                                         Value
                             ASSET BACKED SECURITIES - 0.6%
                             Diversified Financials - 0.2%
                             Diversified Financial Services - 0.2%
   76,659    BBB-/Baa2       PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)      $    76,541
                                                                                           -----------
                             Total Diversified Financials                                  $    76,541
                                                                                           -----------
                             Utilities - 0.4%
                             Electric Utilities - 0.3%
   65,325    BBB-/Baa3       FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)               $    65,243
   89,110    BB-/Ba2         FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)                92,661
                                                                                           -----------
                             Total Utilities                                               $   157,904
                                                                                           -----------
                             TOTAL ASSET BACKED SECURITIES
                             (Cost $235,943)                                               $   234,445
                                                                                           -----------
                             COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
                             Diversified Financials - 0.3%
                             Diversified Financial Services - 0.3%
  100,000    BBB-/Baa3       Tower 2004-1A E, 5.395%, 1/15/34                              $    96,213
   50,000    BBB-/Baa3       Tower 2004-2A F, 6.376%, 12/15/14                                  49,862
                                                                                           -----------
                                                                                           $   146,075
                                                                                           -----------
                             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                             (Cost $150,000)                                               $   146,075
                                                                                           -----------
                             CORPORATE BONDS - 9.6%
                             Energy - 0.4%
                             Integrated Oil & Gas - 0.1%
   40,000    A-/A3           Occidental Petroleum, 6.75%, 1/15/12                          $    43,904
                                                                                           -----------
                             Oil & Gas Exploration & Production - 0.3%
  100,000    BBB-/Baa3       Gazprom International SA., 7.201%, 2/1/20 (144A)              $   106,850
                                                                                           -----------
                             Oil & Gas Refining & Marketing - 0.0%
   25,000    BBB/Baa2        Boardwalk Pipelines LLC, 5.5%, 2/1/17                         $    24,795
                                                                                           -----------
                             Total Energy                                                  $   175,549
                                                                                           -----------
                             Materials - 1.3%
                             Aluminum - 0.1%
   50,000    B/B1            Novelis, Inc., 7.25%, 02/15/15                                $    46,625
                                                                                           -----------
                             Commodity Chemicals - 0.3%
  100,000    BB+/Ba2         Nova Chemicals, Ltd., 6.5%, 1/15/12                           $    96,875
                                                                                           -----------
                             Diversified Metals & Mining - 0.3%
  125,000    BBB-/Baa3       Inco, Ltd., 7.2%, 9/15/32                                     $   137,530
                                                                                           -----------
                             Metal & Glass Containers - 0.1%
   40,000    BBB/Baa2        Tenneco Packaging, 8.125%, 6/15/17                            $    45,373
                                                                                           -----------
                             Paper Products - 0.5%
  100,000    BB-/Ba3         Abitibi-Consolidated, Inc., 6.95%, 4/1/08                     $   100,000
  100,000    B/B2            MDP Acquisitions, 9.625%, 10/1/12                                 100,000
                                                                                           -----------
                                                                                           $   200,000
                                                                                           -----------
                             Total Materials                                               $   526,403
                                                                                           -----------

The accompanying notes are an integral part of these financial statements.  73

Pioneer Balanced VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------


 Principal   S&P/Moody's
    Amount   Ratings
   USD ($)   (unaudited)                                                                    Value
                             Capital Goods - 0.3%
                             Electrical Component & Equipment - 0.1%
   25,000    NR/Ba1          Orcal Geothermal, 6.21%, 12/30/20 (144A)                  $    25,070
                                                                                       -----------
                             Industrial Conglomerates - 0.2%
   55,000    AAA/Aaa         General Electric Capital Corp., 6.125%, 2/22/11           $    57,863
   30,000    AAA/Aaa         General Electric Capital Corp., 6.75%, 3/15/32                 35,216
                                                                                       -----------
                                                                                       $    93,079
                                                                                       -----------
                             Total Capital Goods                                       $   118,149
                                                                                       -----------
                             Automobiles & Components - 0.4%
                             Auto Parts & Equipment - 0.1%
   40,000    B+/Ba2          Sun Sage BV, 8.25%, 3/26/09 (144A)                        $    42,150
                                                                                       -----------
                             Automobile Manufacturers - 0.3%
  200,000    BB/Baa3         General Motors, 7.2%, 1/15/11 (a)                         $   140,500
                                                                                       -----------
                             Total Automobiles & Components                            $   182,650
                                                                                       -----------
                             Media - 1.3%
                             Broadcasting & Cable TV - 0.9%
  250,000    BBB+/Baa2       Comcast Cable Corp., 7.125%, 6/15/13                      $   271,735
  100,000    BBB-/Baa3       Cox Communications, 7.125%, 10/1/12                           107,148
                                                                                       -----------
                                                                                       $   378,883
                                                                                       -----------
                             Publishing - 0.4%
  170,000    BBB-/Baa3       News America, Inc., 7.3%, 4/30/28                         $   186,518
                                                                                       -----------
                             Total Media                                               $   565,401
                                                                                       -----------
                             Retailing - 0.1%
                             Specialty Stores - 0.1%
   50,000    BBB-/Baa3       Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/15      $    50,509
                                                                                       -----------
                             Total Retailing                                           $    50,509
                                                                                       -----------
                             Health Care Equipment & Services - 0.7%
                             Health Care Facilities - 0.5%
  200,000    BB+/Ba2         HCA, Inc., 6.3%, 10/1/12                                  $   200,999
                                                                                       -----------
                             Health Care Supplies - 0.2%
  100,000    BBB/Baa3        Bausch & Lomb, 7.125%, 8/1/28                             $   108,211
                                                                                       -----------
                             Total Health Care Equipment & Services                    $   309,210
                                                                                       -----------
                             Banks - 0.3%
                             Diversified Banks - 0.3%
   50,000    NR/Aaa          KFW-Kredit Wiederaufbau, 2.75%, 5/8/07                    $    48,879
   75,000    AA-/Aa2         National Westminster, 7.375%, 10/1/09                          81,424
                                                                                       -----------
                                                                                       $   130,303
                                                                                       -----------
                             Total Banks                                               $   130,303
                                                                                       -----------
                             Diversified Financials - 0.9%
                             Consumer Finance - 0.2%
  100,000    A/A2            SLM Corp., Floating Rate Note, 7/25/14                    $    94,027
                                                                                       -----------
                             Investment Banking & Brokerage - 0.1%
   75,000    B+/B1           E*Trade Financial Corp., 8.0%, 6/15/11                    $    78,000
                                                                                       -----------

74 The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal   S&P/Moody's
     Amount   Ratings
    USD ($)   (unaudited)                                                                   Value
                              Diversified Financial Services - 0.5%
  100,000     A-/Baa3         Brascan Corp., 5.75%, 3/1/10                            $   101,554
  100,000     BBB-/Baa3       Glencore Funding LLC, 6.0%, 4/15/14 (144A)                   94,054
                                                                                      -----------
                                                                                      $   195,608
                                                                                      -----------
                              Total Diversified Financials                            $   367,635
                                                                                      -----------
                              Insurance - 1.3%
                              Life & Health Insurance - 0.2%
  100,000     BB+/Ba1         Provident Co., Inc., 7.0%, 7/15/18                      $   103,405
                                                                                      -----------
                              Multi-Line Insurance - 0.1%
   50,000     A/Baa1          Loew Corp., 5.25%, 3/15/16                              $    49,414
                                                                                      -----------
                              Property & Casualty Insurance - 0.6%
   85,000     BBB-/NR         Kingsway America, Inc., 7.5%, 2/1/14                    $    87,581
  150,000     BB/Baa3         Ohio Casualty Corp., 7.3%, 6/15/14                          161,223
                                                                                      -----------
                                                                                      $   248,804
                                                                                      -----------
                              Reinsurance - 0.3%
  100,000     BBB-/Baa3       Odyssey Re Holdings, 7.65%, 11/1/13                     $   104,491
   50,000     BBB/Baa3        Platinum Underwriters HD, 7.50%, 6/1/17                      50,954
                                                                                      -----------
                                                                                      $   155,445
                                                                                      -----------
                              Total Insurance                                         $   557,068
                                                                                      -----------
                              Real Estate - 1.0%
                              Real Estate Investment Trusts - 1.0%
  100,000     BBB-/Baa3       Colonial Reality LP, 6.15%, 4/15/13                     $   102,584
  100,000     BBB-/Baa3       Health Care, Inc., 6.2%, 6/1/16                             100,042
  107,000     B+/Ba3          Host Marriott LP, 6.375%, 3/15/15                           106,733
   75,000     B+/B1           Trustreet Properties Inc., 7.5%, 4/1/15                      75,000
   50,000     BB/Ba3          Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)           52,500
                                                                                      -----------
                                                                                      $   436,859
                                                                                      -----------
                              Total Real Estate                                       $   436,859
                                                                                      -----------
                              Technology Hardware & Equipment - 0.6%
                              Computer Hardware - 0.6%
  250,000     BBB-/Baa3       NCR Corp., 7.125%, 6/15/09                              $   261,511
                                                                                      -----------
                              Total Technology Hardware & Equipment                   $   261,511
                                                                                      -----------
                              Semiconductors - 0.2%
   85,000     BBB-/Baa3       Chartered Semiconductor, 6.375%, 8/3/15                 $    84,508
                                                                                      -----------
                              Total Semiconductors                                    $    84,508
                                                                                      -----------
                              Telecommunication Services - 0.6%
                              Integrated Telecommunication Services - 0.6%
  100,000     BBB+/Baa2       Telecom Italia Capital, 5.25%, 11/15/13                 $    98,127
  140,000     BBB+/Baa2       Telecom Italia Capital, 4.875%, 10/1/10                     137,254
                                                                                      -----------
                                                                                      $   235,381
                                                                                      -----------
                              Total Telecommunication Services                        $   235,381
                                                                                      -----------

The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

 Principal   S&P/Moody's
    Amount   Ratings
   USD ($)   (unaudited)                                                                         Value
                             Utilities - 0.1%
                             Electric Utilities - 0.1%
   50,000    BBB+/Baa3       Entergy Gulf States, 5.7%, 6/1/15                             $    48,931
                                                                                           -----------
                             Total Utilities                                               $    48,931
                                                                                           -----------
                             TOTAL CORPORATE BONDS
                             (Cost $3,993,144)                                             $ 4,050,067
                                                                                           -----------
                             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.6%
                             Government - 23.6%
  100,000                    Federal Home Loan Bank, 5.27%, 12/28/12                       $    99,880
  149,538                    Federal Home Loan Mortgage Corp., 4.5%, 12/1/20                   145,516
  210,875                    Federal Home Loan Mortgage Corp., 5.0%, 5/1/34                    204,568
  107,559                    Federal Home Loan Mortgage Corp., 5.5%, 10/1/16                   108,320
  174,289                    Federal Home Loan Mortgage Corp., 5.5%, 12/1/35                   172,727
  150,000                    Federal Home Loan Mortgage Corp., 5.75%, 1/15/12                  157,382
  945,583                    Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                    956,663
  231,738                    Federal Home Loan Mortgage Corp., 6.0%, 11/1/33                   234,324
   34,234                    Federal Home Loan Mortgage Corp., 6.0%, 6/1/34                     34,579
   21,615                    Federal Home Loan Mortgage Corp., 6.5%, 5/1/09                     22,128
   15,199                    Federal Home Loan Mortgage Corp., 6.5%, 11/1/33                    15,644
  124,701                    Federal National Mortgage Association, 5.0%, 6/1/34               121,072
  166,264                    Federal National Mortgage Association, 5.5%, 2/1/17               167,483
  143,830                    Federal National Mortgage Association, 5.5%, 9/1/17               144,778
  182,707                    Federal National Mortgage Association, 5.5%, 11/1/33              181,367
  350,765                    Federal National Mortgage Association, 5.5%, 1/1/34               347,889
   95,092                    Federal National Mortgage Association, 5.5%, 3/1/34                94,252
  177,101                    Federal National Mortgage Association, 5.5%, 4/1/34               175,536
  215,192                    Federal National Mortgage Association, 5.5%, 9/1/34               213,291
  248,203                    Federal National Mortgage Association, 5.5%, 10/1/34              246,010
   93,092                    Federal National Mortgage Association, 5.5%, 12/1/34               92,269
   78,534                    Federal National Mortgage Association, 6.0%, 1/1/32                79,513
   99,621                    Federal National Mortgage Association, 6.0%, 12/1/33              100,661
  110,000                    Federal National Mortgage Association, 6.125%, 3/15/12            117,714
   14,682                    Federal National Mortgage Association, 6.5%, 8/1/13                15,104
   12,747                    Federal National Mortgage Association, 6.5%, 8/1/14                13,115
   48,954                    Federal National Mortgage Association, 6.5%, 12/1/21               50,599
   48,249                    Federal National Mortgage Association, 6.5%, 4/1/29                50,490
   62,271                    Federal National Mortgage Association, 6.5%, 7/1/32                64,010
   95,315                    Federal National Mortgage Association, 6.5%, 7/1/32                97,958
   47,497                    Federal National Mortgage Association, 6.5%, 9/1/32                49,078
   28,657                    Federal National Mortgage Association, 6.5%, 10/1/32               29,452
   14,258                    Federal National Mortgage Association, 6.5%, 10/1/32               14,654
   10,000                    Federal National Mortgage Association, 7.125%, 6/15/10             10,938
   26,858                    Federal National Mortgage Association, 9.0%, 4/1/33                28,354
   41,439                    Government National Mortgage Association, 4.5%, 1/15/35            39,769
   98,994                    Government National Mortgage Association, 4.5%, 4/15/35            95,004
   92,251                    Government National Mortgage Association, 5.0%, 4/15/34            91,149
  315,457                    Government National Mortgage Association, 5.0%, 10/15/34          311,704
   52,644                    Government National Mortgage Association, 5.5%, 4/15/33            53,058
  170,262                    Government National Mortgage Association, 5.5%, 6/15/33           171,601
  137,610                    Government National Mortgage Association, 5.5%, 7/15/33           138,691
  199,735                    Government National Mortgage Association, 5.5%, 8/15/19           202,683

76  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal   S&P/Moody's
      Amount   Ratings
     USD ($)   (unaudited)                                                                            Value
                               U.S. Government and Agency Obligations (Cont.)
   150,112                     Government National Mortgage Association, 5.5%, 8/15/33          $   151,292
    35,403                     Government National Mortgage Association, 5.5%, 9/15/33               35,687
   251,537                     Government National Mortgage Association, 6.0%, 8/15/32              257,825
    80,051                     Government National Mortgage Association, 6.0%, 9/15/32               82,064
    67,080                     Government National Mortgage Association, 6.5%, 5/15/33               70,079
   162,673                     Government National Mortgage Association, 6.0%, 8/15/34              166,592
   293,382                     Government National Mortgage Association, 6.0%, 9/15/33              300,740
    38,465                     Government National Mortgage Association, 6.5%, 10/15/28              40,276
   141,677                     Government National Mortgage Association II, 5.5%, 2/20/34           142,296
    49,940                     Government National Mortgage Association II, 6.0%, 10/20/33           51,255
    15,976                     Government National Mortgage Association II, 7.5%, 9/20/29            16,731
    50,000                     U.S. Treasury Bonds, 4.0%, 2/15/14                                    48,645
   175,000                     U.S. Treasury Bonds, 5.25%, 11/15/28                                 190,873
   100,000                     U.S. Treasury Bonds, 6.25%, 8/15/23                                  119,414
   470,000                     U.S. Treasury Notes, 4.0%, 11/15/12                                  459,884
   175,000                     U.S. Treasury Notes, 4.125%, 5/15/15                                 171,165
   100,000                     U.S. Treasury Notes, 4.25%, 8/15/15                                   98,707
   500,000                     U.S. Treasury Notes, 4.25%, 11/15/14                                 494,180
   200,000                     U.S. Treasury Notes, 4.75%, 5/15/14                                  204,867
   300,000                     U.S. Treasury Notes, 4.75%, 11/15/08                                 302,883
   130,000                     U.S. Treasury Notes, 5.375%, 2/15/31                                 146,027
   250,000                     U.S. Treasury Notes, 5.625%, 5/15/08                                 256,817
   257,486                     U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11            275,184
   100,000                     U.S. Treasury Strip, 0.0%, 11/15/15                                   64,393
                                                                                                -----------
                               Total Government                                                 $ 9,908,853
                                                                                                -----------
                               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                               (Cost $10,008,942)                                               $ 9,908,853
                                                                                                -----------
   Shares
                               TEMPORARY CASH INVESTMENT - 0.3%
                               Security Lending Collateral - 0.3%
   141,455                     Securities Lending Investment Fund, 4.24%                        $   141,455
                                                                                                -----------
                               TOTAL TEMPORARY CASH INVESTMENT
                               (Cost $141,455)                                                  $   141,455
                                                                                                -----------
                               TOTAL INVESTMENTS IN SECURITIES - 99.1%
                               (Cost $37,306,341)                                               $41,678,223
                                                                                                -----------
                               OTHER ASSETS AND LIABILITIES - 0.9%                              $   402,093
                                                                                                -----------
                               TOTAL NET ASSETS - 100.0%                                        $42,080,316
                                                                                                ===========

(A.D.R.) American Depositary Receipt
*        Non-income producing security
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $555,069 or 1.3% of net assets.
N/R      Not rated by either S&P or Moody's.
(a)      At December 31, 2005, the following security was out on loan:

   Principal
      Amount     Security                           Market Value
$   190,000      General Motors, 7.2%, 1/15/11        $139,821
                                                      --------
                 Total                                $139,821
                                                      ========

The accompanying notes are an integral part of these financial statements. 77

Pioneer High Yield VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
-------------------------------------------------------------------------------

                S&P/Moody's
                Ratings
       Shares   (unaudited)                                                            Value
                                CONVERTIBLE PREFERRED STOCK - 1.7%
                                Materials - 1.3%
                                Diversified Metals & Mining - 1.2%
      1,200     B-/B1           Freeport-MC Copp., 5.5%, 12/31/49               $  1,406,100
                                                                                ------------
                                Steel - 0.1%
      1,750     B-/NR           TXI Capital Trust I, 5.5%, 6/30/28              $     90,125
                                                                                ------------
                                Total Materials                                 $  1,496,225
                                                                                ------------
                                Banks - 0.4%
                                Thrifts & Mortgage Finance - 0.4%
     10,000     BB/Ba1          Sovereign Cap Trust IV, 4.375%, 3/1/34          $    437,500
                                                                                ------------
                                Total Banks                                     $    437,500
                                                                                ------------
                                TOTAL CONVERTIBLE PREFERRED STOCK
                                (Cost $1,726,088)                               $  1,933,725
                                                                                ------------
   Principal
      Amount
                                CONVERTIBLE CORPORATE BONDS - 9.4%
                                Materials - 0.9%
                                Commodity Chemicals - 0.3%
 $  200,000     B+/B1           Millennium Chemicals, Inc., 4.0%, 11/15/23      $    374,750
                                                                                ------------
                                Gold - 0.6%
    800,000     NR/NR           Coeur D'Alene Mines Corp., 1.25%, 1/15/24       $    648,000
                                                                                ------------
                                Total Materials                                 $  1,022,750
                                                                                ------------
                                Capital Goods - 1.6%
                                Construction & Engineering - 0.3%
    400,000     NR/NR           Quanta Services, Inc., 4.0%, 7/1/07             $    386,000
                                                                                ------------
                                Electrical Component & Equipment - 1.3%
  2,595,000     NR/B1           Roper Industries, Inc., 1.4813%, 1/15/34        $  1,420,763
                                                                                ------------
                                Total Capital Goods                             $  1,806,763
                                                                                ------------
                                Consumer Services - 1.3%
                                Specialized Consumer Services - 1.3%
  1,500,000     B+/Ba3          SCI Systems, Inc., 3.0%, 3/15/07                $  1,436,250
                                                                                ------------
                                Total Consumer Services                         $  1,436,250
                                                                                ------------
                                Media - 1.7%
                                Advertising - 1.7%
  1,800,000     BB+/Baa3        Interpublic Group Cos., 4.5%, 3/15/23           $  1,874,250
                                                                                ------------
                                Total Media                                     $  1,874,250
                                                                                ------------
                                Retailing - 0.9%
                                Automotive Retail - 0.9%
  1,000,000     B+/B3           Sonic Automotive, Inc., 5.25%, 5/7/09           $    980,000
                                                                                ------------
                                Total Retailing                                 $    980,000
                                                                                ------------


78  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               S&P/Moody's
   Principal   Ratings
      Amount   (unaudited)                                                         Value
                               Health Care Equipment & Services - 0.7%
                               Health Care Equipment - 0.7%
 $  375,000    NR/NR           Epix Medical, 3.0%, 6/15/24 (144A)           $    225,000
    600,000    NR/NR           Wilson Greatbatch Tech., 2.25%, 6/15/13           525,000
                                                                            ------------
                                                                            $    750,000
                                                                            ------------
                               Total Health Care Equipment & Services       $    750,000
                                                                            ------------
                               Pharmaceuticals & Biotechnology - 0.3%
                               Biotechnology - 0.3%
    300,000    NR/NR           Cubist Pharmaceuticals, 5.5%, 11/1/08        $    282,375
                                                                            ------------
                               Total Pharmaceuticals & Biotechnology        $    282,375
                                                                            ------------
                               Software & Services - 0.2%
                               Application Software - 0.2%
    200,000    NR/NR           Mentor Graphics, 6.875%, 6/15/07             $    198,750
                                                                            ------------
                               Total Software & Services                    $    198,750
                                                                            ------------
                               Technology Hardware & Equipment - 1.4%
                               Electronic Equipment & Instruments - 1.1%
    300,000    B+/NR           Flir Systems, Inc., 3.0%, 6/1/23             $    352,125
  1,000,000    NR/NR           Veeco Instruments, 4.125%, 12/21/08               938,750
                                                                            ------------
                                                                            $  1,290,875
                                                                            ------------
                               Technology Distributors - 0.3%
    300,000    NR/R            Bell Microproducts, Inc., 3.75%, 3/5/24      $    285,690
                                                                            ------------
                               Total Technology Hardware & Equipment        $  1,576,565
                                                                            ------------
                               Semiconductors - 0.4%
                               Semiconductor Equipment - 0.4%
    500,000    B-/NR           Cymer, Inc., 3.5%, 2/15/09                   $    489,375
                                                                            ------------
                               Total Semiconductors                         $    489,375
                                                                            ------------
                               TOTAL CONVERTIBLE CORPORATE BONDS
                               (Cost $11,038,877)                           $ 10,417,078
                                                                            ------------
     Shares
                               PREFERRED STOCK - 1.7%
                               Real Estate - 1.7%
                               Real Estate Management & Development - 1.7%
     75,000    BB-/Ba3         Forest City Enterprises, 7.375%, 2/1/34      $  1,899,000
                                                                            ------------
                               TOTAL PREFERRED STOCK
                               (Cost $1,917,000)                            $  1,899,000
                                                                            ------------
                               COMMON STOCK - 7.0%
                               Materials - 1.2%
                               Commodity Chemicals - 0.1%
      3,500                    Georgia Gulf Corp.*                          $    106,470
                                                                            ------------
                               Specialty Chemicals - 1.1%
      1,700                    Arch Chemicals, Inc.                         $     50,830
     63,100                    RPM, Inc.                                       1,096,047
                                                                            ------------
                                                                            $  1,146,877
                                                                            ------------
                               Total Materials                              $  1,253,347
                                                                            ------------



The accompanying notes are an integral part of these financial statements. 79

Pioneer High Yield VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

                S&P/Moody's
                Ratings
     Shares    (unaudited)                                                               Value
                                Household & Personal Products - 1.0%
                                Personal Products - 1.0%
     24,600                     Alberto-Culver Co. (Class B)                       $  1,125,450
                                                                                   ------------
                                Total Household & Personal Products                $  1,125,450
                                                                                   ------------
                                Health Care Equipment & Services - 1.1%
                                Health Care Equipment - 1.1%
     18,000                     Bio-Rad Laboratories, Inc.*                        $  1,177,920
                                                                                   ------------
                                Total Health Care Equipment & Services             $  1,177,920
                                                                                   ------------
                                Pharmaceuticals & Biotechnology - 1.9%
                                Biotechnology - 1.0%
     11,900                     Protein Design Labs, Inc.*                         $    338,198
     28,400                     Vertex Pharmaceuticals, Inc.*                           785,828
                                                                                   ------------
                                                                                   $  1,124,026
                                                                                   ------------
                                Pharmaceuticals - 0.9%
     43,900                     Bristol-Myers Squibb Co.                           $  1,008,822
                                                                                   ------------
                                Total Pharmaceuticals & Biotechnology              $  2,132,848
                                                                                   ------------
                                Real Estate - 0.5%
                                Real Estate Investment Trusts - 0.5%
     60,900                     MeriStar Hospitality Corp.*                        $    572,460
                                                                                   ------------
                                Total Real Estate                                  $    572,460
                                                                                   ------------
                                Utilities - 1.3%
                                Indep Power Producer & Energy Traders - 1.3%
     31,100                     NRG Energy, Inc.*                                  $  1,465,432
                                                                                   ------------
                                Total Utilities                                    $  1,465,432
                                                                                   ------------
                                TOTAL COMMON STOCK
                                (Cost $7,185,758)                                  $  7,727,457
                                                                                   ------------
   Principal
      Amount
                                CORPORATE BONDS - 77.1%
                                Energy - 6.7%
                                Coal & Consumable Fuels - 2.3%
 $2,500,000     BB-/B1          Massey Energy Co., 6.875%, 12/15/13 (144A)         $  2,521,875
                                                                                   ------------
                                Oil & Gas Equipment & Services - 0.9%
  1,000,000     B+/Ba3          Holly Energy Partners LP, 6.25%, 3/1/15            $    968,750
                                                                                   ------------
                                Oil & Gas Refining & Marketing - 3.5%
  1,031,000                     Frontier Oil Corp., 6.625%, 10/1/11                $  1,051,620
  2,850,000     BB-/B2          Tesoro Petroleum Corp., 6.25%, 11/1/12 (144A)         2,864,250
                                                                                   ------------
                                                                                   $  3,915,870
                                                                                   ------------
                                Total Energy                                       $  7,406,495
                                                                                   ------------
                                Materials - 22.1%
                                Aluminum - 3.4%
  4,000,000     B/B1            Novelis, Inc., 7.25%, 2/15/15                      $  3,730,000
                                                                                   ------------

80 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                S&P/Moody's
                Ratings
      Shares   (unaudited)                                                                  Value
                                Commodity Chemicals - 6.4%
   1,750,000    BB-/Ba3         Arco Chemical Co., 9.8%, 2/1/20                      $  1,964,375
   2,500,000    BB+/Ba2         Nova Chemicals Corp., 7.875%, 9/15/25                   2,468,750
   2,650,000    BB+/Ba2         Nova Chemicals Corp., 7.4%, 4/1/09                      2,709,625
                                                                                     ------------
                                                                                     $  7,142,750
                                                                                     ------------
                                Construction Materials - 1.4%
   1,500,000    BB-/Ba3         Texas Industries, Inc., 7.25%, 7/15/13 (144A)        $  1,556,250
                                                                                     ------------
                                Diversified Metals & Mining - 0.9%
   1,000,000    B+/B1           Freeport-McMoran Copper & Gold, 6.875%, 2/1/09       $  1,010,000
                                                                                     ------------
                                Fertilizers & Agricultural Chemicals - 1.1%
   1,150,000    B+/Ba2          Scotts Co., 6.625%, 11/15/13                         $  1,164,375
                                                                                     ------------
                                Metal & Glass Containers - 0.7%
     800,000    B/B3            Crown Cork and Seal Co., Inc., 7.375%, 12/15/26      $    732,000
                                                                                     ------------
                                Paper Products - 5.5%
     200,000    BB-/Ba3         Abitibi-Consolidated, Inc., 6.0%, 6/20/13            $    169,500
   2,250,000    BB-/Ba3         Abitibi-Consolidated, Inc., 8.55%, 8/1/10 (a)           2,278,125
     885,000    BB/Ba3          Bowater Canada Finance, 7.95%, 11/15/11                   858,450
   3,100,000    BB/Ba3          Bowater, Inc., 6.5%, 6/15/13                            2,774,500
                                                                                     ------------
                                                                                     $  6,080,575
                                                                                     ------------
                                Specialty Chemicals - 2.7%
   1,950,000    BB-/B1          Millenium America, Inc., 7.625%, 11/15/26            $  1,862,250
   1,000,000    BB-/B1          Millenium America, Inc., 9.25%, 6/15/08                 1,078,750
                                                                                     ------------
                                                                                     $  2,941,000
                                                                                     ------------
                                Total Materials                                      $ 24,356,950
                                                                                     ------------
                                Capital Goods - 13.4%
                                Aerospace & Defense - 4.6%
   3,200,000    B/B2            DRS Technologies, Inc., 6.875%, 11/1/13              $  3,060,000
   2,000,000    B+/B1           Esterline Technology, 7.75%, 6/15/13                    2,090,000
                                                                                     ------------
                                                                                     $  5,150,000
                                                                                     ------------
                                Industrial Machinery - 8.8%
 $ 3,000,000    B/B2            Gardner Denver, Inc., 8.0%, 5/1/13 (144A)            $  3,150,000
     517,000    B+/B3           JLG Industries, Inc., 8.375%, 6/15/12                     545,435
     800,000    B+/B1           Manitowoc Co., Inc., 7.125%, 11/1/13                      822,000
   5,400,000    NR/NR           Mueller Industries, Inc., 6.0%, 11/1/14                 5,184,000
                                                                                     ------------
                                                                                     $  9,701,435
                                                                                     ------------
                                Total Capital Goods                                  $ 14,851,435
                                                                                     ------------
                                Automobiles & Components - 0.3%
                                Tires & Rubber - 0.3%
     300,000    B-/B3           Goodyear Tire & Rubber, 7.857%, 8/15/11              $    293,250
                                                                                     ------------
                                Total Automobiles & Components                       $    293,250
                                                                                     ------------

The accompanying notes are an integral part of these financial statements.  81

Pioneer High Yield VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

                S&P/Moody's
                Ratings
      Shares   (unaudited)                                                                     Value
                                Consumer Durables & Apparel - 1.0%
                                Homebuilding - 1.0%
   1,000,000    BB/Ba1          Beazer Homes U.S.A., 6.875%, 7/15/15                    $    958,750
     185,000    BB-/Ba3         Meritage Homes Corp., 6.25%, 3/15/15                         168,350
                                                                                        ------------
                                                                                        $  1,127,100
                                                                                        ------------
                                Total Consumer Durables & Apparel                       $  1,127,100
                                                                                        ------------
                                Media - 2.0%
                                Advertising - 2.0%
   2,300,000    BB-/Baa3        Interpublic Group, Inc., 7.25%, 8/15/11                 $  2,162,000
                                                                                        ------------
                                Total Media                                             $  2,162,000
                                                                                        ------------
                                Retailing - 4.1%
                                Automotive Retail - 1.8%
   2,290,000    B/B1            Pep Boys-Manny Moe Jack, 7.5%, 12/15/14                 $  2,038,100
                                                                                        ------------
                                Distributors - 2.3%
   2,500,000    B/B2            Wesco Distribution, Inc., 7.5%, 10/15/17 (144A)         $  2,515,625
                                                                                        ------------
                                Total Retailing                                         $  4,553,725
                                                                                        ------------
                                Health Care Equipment & Services - 1.6%
                                Health Care Supplies - 1.6%
   1,700,000    CCC+/Caa1       Inverness Medical Innovation, 8.75%, 2/15/12            $  1,725,500
                                                                                        ------------
                                Total Health Care Equipment & Services                  $  1,725,500
                                                                                        ------------
                                Pharmaceuticals & Biotechnology - 2.9%
                                Pharmaceuticals - 2.9%
   3,300,000    BB-/B1          Valeant Pharmaceuticals, 7.0%, 12/15/11                 $  3,242,250
                                                                                        ------------
                                Total Pharmaceuticals & Biotechnology                   $  3,242,250
                                                                                        ------------
                                Real Estate - 8.3%
                                Real Estate Management & Development - 2.8%
   2,935,000    BB-/Ba3         Forest City Enterprises, 7.625%, 6/1/15                 $  3,111,100
                                                                                        ------------
                                Real Estate Investment Trusts - 5.5%
   1,500,000    B+/B3           BF Saul Real Estate Investment Trust, 7.5%, 3/1/14      $  1,526,250
   2,300,000    B+/B1           Crescent Real Estate, 9.25%, 4/15/09                       2,420,750
   2,000,000    CCC+/B2         MeriStar Hospitality Corp., 9.125%, 1/15/11                2,180,000
                                                                                        ------------
                                                                                        $  6,127,000
                                                                                        ------------
                                Total Real Estate                                       $  9,238,100
                                                                                        ------------
                                Technology Hardware & Equipment - 5.4%
                                Electronic Equipment & Instruments - 1.7%
 $ 1,835,000    B/B2            General Cable Corp., 9.5%, 11/15/10                     $  1,945,100
                                                                                        ------------
                                Technology Distributors - 3.7%
   1,500,000    BB+/Ba1         Anixter International Corp., 5.95%, 3/1/15              $  1,357,390
   2,550,000    BBB-/Baa3       Arrow Electronic, Inc., 6.875%, 6/1/18                     2,708,615
                                                                                        ------------
                                                                                        $  4,066,005
                                                                                        ------------
                                Total Technology Hardware & Equipment                   $  6,011,105
                                                                                        ------------

82 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               S&P/Moody's
               Ratings
    Shares    (unaudited)                                                                Value
                               Utilities - 9.3%
                               Electric Utilities - 6.1%
 3,200,000     B/Ba3           Allegheny Energy Supply, 7.8%, 3/15/11             $  3,488,000
 1,750,000     B/Ba3           Allegheny Energy Supply, 8.25% 4/15/12 (144A)         1,973,125
 1,200,000     B+/B1           CMS Energy Corp., 7.5%, 1/15/09                       1,236,000
                                                                                  ------------
                                                                                  $  6,697,125
                                                                                  ------------
                               Multi-Utilities - 3.2%
   450,000     B+/B1           CMS Energy Corp., 6.875%, 12/15/15                 $    453,938
 3,000,000     B+/B1           CMS Energy Corp., 7.75%, 8/1/10                       3,146,250
                                                                                  ------------
                                                                                  $  3,600,188
                                                                                  ------------
                               Total Utilities                                    $ 10,297,313
                                                                                  ------------
                               TOTAL CORPORATE BONDS                              $ 85,265,223
                                                                                  ------------
                               (Cost $85,580,009)
    Shares
                               TEMPORARY CASH INVESTMENTS - 2.1%
                               Security Lending Collateral - 2.1%
 2,282,850                     Securities Lending Investment Fund, 4.24%          $  2,282,850
                                                                                  ------------
                               TOTAL TEMPORARY CASH INVESTMENTS
                               (Cost $2,282,850)                                  $  2,282,850
                                                                                  ------------
                               TOTAL INVESTMENT IN SECURITIES - 99.0%
                               (Cost $109,730,582)                                $109,525,333
                                                                                  ------------
                               OTHER ASSETS AND LIABILITIES - 1.0%                $  1,095,615
                                                                                  ------------
                               TOTAL NET ASSETS - 100.0%                          $110,620,948
                                                                                  ============

N/R     Not rated by either S&P or Moody's
*       Non-income producing security
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $14,806,125 or 13.5% of net assets.
(a)     At December 31, 2005, the following security was out on loan:

       Principal
        Amount     Security                                       Market Value
 $   2,137,500     Abitibi-Consolidated, Inc., 8.55%, 8/1/10      $2,164,219
                                                                  ==========

The accompanying notes are an integral part of these financial statements. 83

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

       Principal   S&P/Moody's
          Amount   Ratings
         USD ($)   (unaudited)                                                                         Value
                                   CONVERTIBLE CORPORATE BONDS - 0.3%
                                   Semiconductors - 0.3%
                                   Semiconductor Equipment - 0.3%
170,000            NR/NR           Brooks Automation, Inc., 4.75%, 6/1/08                        $   163,413
                                                                                                 -----------
                                   Total Semiconductors                                          $   163,413
                                                                                                 -----------
                                   TOTAL CONVERTIBLE CORPORATE BONDS
                                   (Cost $155,654)                                               $   163,413
                                                                                                 -----------
                                   ASSET BACKED SECURITIES - 2.7%
                                   Diversified Financials - 1.0%
                                   Consumer Finance - 0.0%
DKK       27,955   AA+/Aa1         Realkredit Danmark, 7.0%, 10/1/32                             $     4,766
                                                                                                 -----------
                                   Diversified Financial Services - 1.0%
277,230            BB-/Ba2         Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)             $   282,897
195,478            BBB-/Baa2       PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)          195,177
151,798            BBB/Baa2        Power Receivables Finance, 6.29%, 1/1/12 (144A)                   154,309
                                                                                                 -----------
                                                                                                 $   632,383
                                                                                                 -----------
                                   Total Diversified Financials                                  $   637,149
                                                                                                 -----------
                                   Utilities - 1.7%
                                   Electric Utilities - 1.7%
174,150            BBB-/Baa3       Empressa Electric, 8.625%, 4/30/13 (144A)                     $   195,128
339,690            BB-/Ba2         FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)                   339,265
392,644            NR/NR           Ormat Funding Corp., 8.25%, 12/30/20                              396,571
 84,715            B+/B1           Tenaska Alabama, Floating Rate Note, 6/30/21 (144A) (b)            85,226
                                                                                                 -----------
                                                                                                 $ 1,016,190
                                                                                                 -----------
                                   Total Utilities                                               $ 1,016,190
                                                                                                 -----------
                                   TOTAL ASSET BACKED SECURITIES
                                   (Cost $1,640,571)                                             $ 1,653,339
                                                                                                 -----------
                                   COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
                                   Diversified Financials - 0.7%
                                   Diversified Financial Services - 0.7%
160,000            BBB-/Baa3       Tower 2004-1A E, 5.395%, 1/15/34                              $   153,941
265,000            NR/Ba2          Tower 2004-2A F, 6.376%, 12/15/14                                 264,266
                                                                                                 -----------
                                                                                                 $   418,207
                                                                                                 -----------
                                   Total Diversified Financials                                  $   418,207
                                                                                                 -----------
                                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                   (Cost $425,000)                                               $   418,207
                                                                                                 -----------
                                   CORPORATE BONDS - 43.0%
                                   Energy - 5.1%
                                   Coal & Consumable Fuels - 0.5%
283,924            BBB-/NR         Indocoal Exports Cayman, 7.134%, 7/6/12 (144A)                $   283,214
                                                                                                 -----------
                                   Oil & Gas Equipment & Services - 1.2%
350,000            CCC+/Caa1       J. Ray McDermott SA, 11.0%, 12/15/13 (144A)                   $   413,000
170,000            B-/B2           Targa Resources, Inc., 8.5%, 11/1/13 (144A)                       175,321
150,000            B+/B1           Semgroup LP, 8.75%, 11/15/15 (144A)                               153,375
                                                                                                 -----------
                                                                                                 $   741,696
                                                                                                 -----------

84  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           Principal   S&P/Moody's
              Amount   Ratings
             USD ($)   (unaudited)                                                                            Value
                                       Oil & Gas Exploration & Production - 3.1%
  70,000               B+/B1           Atlas Pipeline Partners, 8.125%, 12/15/15 (144A)                 $    70,613
210,000                B-/B3           Baytex Energy, Ltd., 9.625%, 7/15/10                                 220,500
200,000                B-/B3           Clayton Williams Energy, 7.75%, 8/1/13                               192,000
145,000                B/B2            Compton Petroleum Corp., 7.625%, 12/1/13 (144A)                      148,263
 75,000                B-/B3           Delta Petroleum Corp., 7.0%, 4/1/15                                   69,187
500,000                BBB-/Baa3       Gazprom International SA, 7.201%, 2/1/20 (144A)                      534,250
ITL      275,000,000   BBB-/Baa2       Petroleos Mexicanos, 7.375%, 8/13/07                                 178,603
300,000                CCC+/Caa1       Petroquest Energy, Inc., 10.375%, 5/15/12                            313,500
200,000                B+/B2           Stone Energy Corp., 6.75%, 12/15/14                                  189,500
                                                                                                        -----------
                                                                                                        $ 1,916,416
                                                                                                        -----------
                                       Oil & Gas Storage & Transportation - 0.3%
176,000                B/B3            Transmontaigne, Inc., 9.125%, 6/1/10                             $   172,920
                                                                                                        -----------
                                       Total Energy                                                     $ 3,114,246
                                                                                                        -----------
                                       Materials - 8.2%
                                       Aluminum - 0.8%
370,000                BB/Ba3          Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)                    $   361,213
140,000                B/B1            Novelis, Inc., 7.25%, 2/15/15                                        130,550
                                                                                                        -----------
                                                                                                        $   491,763
                                                                                                        -----------
                                       Commodity Chemicals - 1.0%
110,000                BB-/B1          Arco Chemical Co., 9.8%, 2/1/20                                  $   123,475
125,000                CCC+/B3         Aventine Renewable Energy, Floating Rate Note, 12/15/11 (b)          129,375
300,000                B+/B1           Invista, 9.25%, 5/1/12 (144A)                                        320,250
                                                                                                        -----------
                                                                                                        $   573,100
                                                                                                        -----------
                                       Diversified Chemical - 0.7%
100,000                BB-/Ba3         Braskem International, Ltd., 9.375%, 6/1/15 (144A)               $   110,000
150,000                BB+/NR          LPG International, Inc., 7.25%, 12/20/15 (144A)                      148,050
EURO         145,000   B-/B2           Nell AF Sarl, 8.375%, 8/15/15 (144A)                                 174,138
                                                                                                        -----------
                                                                                                        $   432,188
                                                                                                        -----------
                                       Diversified Metals & Mining - 1.5%
200,000                B+/B1           Freeport-McMoran Copper & Gold, 6.875%, 2/1/09                   $   202,000
400,000                NR/Ba1          Vale Overseas, Ltd., 8.25%, 1/17/34                                  460,500
280,000                BB+/Ba2         Vedenta Resources Plc, 6.625%, 2/22/10 (144A)                        272,393
                                                                                                        -----------
                                                                                                        $   934,893
                                                                                                        -----------
                                       Forest Products - 1.2%
505,000                B+/B1           Ainsworth Lumber, 6.75%, 3/15/14                                 $   433,038
290,000                BB-/Ba2         Sino Forest Corp., 9.125%, 8/17/11 (144A)                            311,025
                                                                                                        -----------
                                                                                                        $   744,063
                                                                                                        -----------
                                       Metal & Glass Containers - 0.2%
130,000                BB-/B1          Greif Brothers Corp., 8.875%, 8/1/12                             $   138,450
                                                                                                        -----------
                                       Paper Packaging - 0.3%
160,000                CCC+/Caa2       Graham Packaging Co., 9.875%, 10/15/14                           $   156,000
                                                                                                        -----------

The accompanying notes are an integral part of these financial statements. 85

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

Principal   S&P/Moody's
   Amount   Ratings
  USD ($)   (unaudited)                                                                                     Value
                                     Paper Products - 0.5%
100,000              BB-/Ba3         Abitibi-Consolidated, Inc., 6.0%, 6/20/13                        $    84,750
200,000              BB-/Ba3         Bowater, Inc., 6.5%, 6/15/13                                         179,000
 55,000              B/Caa1          Mercer International, Inc., 9.25%, 2/15/13                            46,338
                                                                                                      -----------
                                                                                                      $   310,088
                                                                                                      -----------
                                     Specialty Chemicals - 1.5%
130,000              BBB-/Baa3       Basell Finance Co., 8.1%, 3/15/27 (144A)                         $   118,950
350,000              B-/Caa2         Crystal US Holdings, Inc., Floating Rate Note, 10/1/14 (b)           255,500
300,000              BB/Ba1          Ferro Corp., 7.125%, 4/1/28                                          305,171
 25,000              BB/Ba1          Ferro Corp., 7.625%, 5/1/13                                           25,527
EURO       140,000   CCC+/B3         Rhodia SA, 8.0%, 6/1/10                                              173,931
EURO        45,000   CCC+/Caa1       Rhodia SA, 9.25%, 6/1/11                                              56,705
                                                                                                      -----------
                                                                                                      $   935,784
                                                                                                      -----------
                                     Steel - 0.4%
105,000              BB/Ba2          International Steel Group, 6.5%, 4/15/14                         $   105,000
135,000              BBB/Ba1         Ispat Inland ULC, Floating Rate Note, 4/1/10 (b)                     140,400
                                                                                                      -----------
                                                                                                      $   245,400
                                                                                                      -----------
                                     Total Materials                                                  $ 4,961,729
                                                                                                      -----------
                                     Capital Goods - 3.7%
                                     Building Products - 2.1%
355,000              B-/B3           Builders Firstsource, Inc., Floating Rate Note, 2/15/12 (b)      $   361,213
180,000              BB-/B1          Caue Finance, Ltd., 8.875%, 8/1/15 (144A)                            196,200
250,000              BB-/Ba3         Desarrolladora Homex SA, 7.5%, 9/28/15 (144A)                        245,625
195,000              B+/B2           Resolution Perform Production, 8.0%, 12/15/09                        198,900
275,000              B-/B3           U.S. Concrete, Inc., 8.375%, 4/1/14                                  274,313
                                                                                                      -----------
                                                                                                      $ 1,276,251
                                                                                                      -----------
                                     Construction & Engineering - 0.3%
160,000              B+/Ba2          Dycom Industries, 8.125%, 10/15/15 (144A)                        $   160,000
                                                                                                      -----------
                                     Construction, Farm Machinery & Heavy Trucks - 0.3%
 70,000              B-/B3           American Rock Salt Co., 9.5%, 3/15/14                            $    70,700
115,000              BB-/Ba3         Navistar International, 6.25%, 3/1/12                                102,924
                                                                                                      -----------
                                                                                                      $   173,624
                                                                                                      -----------
                                     Industrial Machinery - 0.3%
150,000              B/B2            Gardner Denver, Inc., 8.0%, 5/1/13 (144A)                        $   157,500
 53,000              B/B3            JLG Industries, Inc., 8.375%, 6/15/12                                 55,915
                                                                                                      -----------
                                                                                                      $   213,415
                                                                                                      -----------
                                     Trading Companies & Distributors - 0.7%
475,000              BB+/Ba1         Noble Group, Ltd., 6.625%, 3/17/15 (144A)                        $   437,421
                                                                                                      -----------
                                     Total Capital Goods                                              $ 2,260,711
                                                                                                      -----------
                                     Commercial Services & Supplies - 1.8%
                                     Diversified Commercial Services - 1.2%
205,000              B+/Ba2          FTI Consulting, 7.625%, 6/15/13 (144A)                           $   211,150
290,000              CCC+/Caa1       Park-Ohio Industries, Inc., 8.375%, 11/15/14                         253,750
275,000              B+/B2           United Rentals NA, Inc., 7.75%, 11/15/13                             268,125
                                                                                                      -----------
                                                                                                      $   733,025
                                                                                                      ===========

86  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

 Principal        S&P/Moody's
    Amount        Ratings
   USD ($)        (unaudited)                                                                        Value
                                      Environmental & Facilities Services - 0.6%
130,000               B/B3            Clean Harbors, Inc., 11.25%, 7/15/12 (144A)              $   146,250
240,000               B-/Caa1         Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)          230,400
                                                                                               -----------
                                                                                               $   376,650
                                                                                               -----------
                                      Total Commercial Services & Supplies                     $ 1,109,675
                                                                                               -----------
                                      Transportation - 3.6%
                                      Air Freight & Couriers - 0.2%
130,000               BB-/B1          Petroleum Helicopters, 9.375%, 5/1/09                    $   136,988
                                                                                               -----------
                                      Airlines - 0.4%
 85,000               CCC/Caa2        AMR Corp., 9.8%, 10/1/21                                 $    63,538
150,000               B/B3            Continental Air, Inc., 7.568%, 12/1/06                       147,797
                                                                                               -----------
                                                                                               $   211,335
                                                                                               -----------
                                      Airport Services - 0.1%
 55,000               B-/Caa1         K&F Acquisition, Inc., 7.75%, 11/15/14                   $    55,688
                                                                                               -----------
                                      Marine - 1.9%
NOK       3,530,000   NR/NR           Kvaerner ASA, 0.0%, 10/30/11                             $   531,993
325,000               B/B2            Ship Finance International, Ltd., 8.5%, 12/15/13             303,875
315,000               BB-/Ba3         Stena AB, 7.0%, 12/1/16                                      288,225
 40,000               B-/B3           Trailer Bridge, Inc., 9.25%, 11/15/11                         41,150
                                                                                               -----------
                                                                                               $ 1,165,243
                                                                                               -----------
                                      Railroads - 0.5%
210,000               CCC+/B3         Atlantic Express Transport, 12.0%, 4/15/08               $   182,700
130,000               B+/B2           TFM SA De CV, 9.375%, 5/1/12 (144A)                          142,350
                                                                                               -----------
                                                                                               $   325,050
                                                                                               -----------
                                      Trucking - 0.5%
320,000               B+/B1           Greenbrier Co., Inc., 8.375%, 5/15/15                    $   326,400
                                                                                               -----------
                                      Total Transportation                                     $ 2,220,704
                                                                                               -----------
                                      Automobiles & Components - 0.9%
                                      Auto Parts & Equipment - 0.4%
130,000               B+/Ba3          Commercial Vehicle Group, 8.0%, 7/1/13                   $   128,700
125,000               B+/Ba2          Sun Sage BV, 8.25%, 3/26/09 (144A)                           131,718
                                                                                               -----------
                                                                                               $   260,418
                                                                                               -----------
                                      Tires & Rubber - 0.5%
280,000               B-/B3           Goodyear Tire & Rubber, 9.0%, 7/1/15 (144A)              $   276,500
                                                                                               -----------
                                      Total Automobiles & Components                           $   536,918
                                                                                               -----------
                                      Consumer Durables & Apparel - 1.1%
                                      Footwear - 0.3%
153,000               BB-/B1          Brown Shoe Co., Inc., 8.75%, 5/1/12                      $   159,885
                                                                                               -----------
                                      Homebuilding - 0.8%
148,000               BB-/Ba3         Meritage Homes Corp., 6.25%, 3/15/15                     $   134,680
250,000               B+/Ba3          WCI Communities, Inc., 6.625%, 3/15/15                       217,500
150,000               B+/Ba3          WCI Communities, Inc., 7.875%, 10/1/13                       141,375
                                                                                               -----------
                                                                                               $   493,555
                                                                                               -----------
                                      Total Consumer Durables & Apparel                        $   653,440
                                                                                               -----------

The accompanying notes are an integral part of these financial statements.  87

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

Principal         S&P/Moody's
   Amount         Ratings
  USD ($)         (unaudited)                                                                                 Value
                                     Consumer Services - 0.2%
                                     Hotels, Resorts & Cruise Lines - 0.2%
100,000              B-/Caa1         Trump Entertainment Resorts, 8.5%, 6/1/15                          $    97,500
                                                                                                        -----------
                                     Total Consumer Services                                            $    97,500
                                                                                                        -----------
                                     Media - 1.5%
                                     Broadcasting & Cable TV - 0.6%
145,000              B-/B3           Innova S De R.L., 9.375%, 9/19/13                                  $   160,950
200,000              B-/B2           Kabel Deutschland GMBH, 10.625%, 7/1/14                                210,500
                                                                                                        -----------
                                                                                                        $   371,450
                                                                                                        -----------
                                     Movies & Entertainment - 0.6%
335,000              B+/Ba2          Corp Interamer De Entret, 8.875%, 6/14/15 (144A)                   $   328,300
                                                                                                        -----------
                                     Publishing - 0.3%
200,000              B/B1            Sheridan Acquisition Corp., 10.25%, 8/15/11                        $   205,750
                                                                                                        -----------
                                     Total Media                                                        $   905,500
                                                                                                        -----------
                                     Retailing - 0.9%
                                     Automotive Retail - 0.1%
 35,000              B/B3            Pep Boys-Manny Moe Jack, 7.5%, 12/15/14                            $    31,150
                                                                                                        -----------
                                     Computer & Electronics Retail - 0.1%
 95,000              B+/Ba3          GSC Holdings Corp., 8.0%, 10/1/12 (144A)                           $    89,538
                                                                                                        -----------
                                     Distributors - 0.5%
EURO       215,000   B-/B2           Central Eur Distribution Corp., 8.0%, 7/25/12 (144A)               $   275,374
                                                                                                        -----------
                                     Specialty Stores - 0.2%
145,000              B/B3            Asbury Automotive Group, 8.0%, 3/15/14                             $   138,475
                                                                                                        -----------
                                     Total Retailing                                                    $   534,537
                                                                                                        -----------
                                     Food & Drug Retailing - 0.3%
                                     Drug Retail - 0.3%
145,000              CCC+/Caa1       Duane Reade, Inc., 9.75%, 8/1/11 (a)                               $    97,150
110,000              B-/B2           Duane Reade, Inc., Floating Rate Note, 12/15/10 (b)                    102,300
                                                                                                        -----------
                                                                                                        $   199,450
                                                                                                        -----------
                                     Total Food & Drug Retailing                                        $   199,450
                                                                                                        -----------
                                     Food, Beverage & Tobacco - 0.9%
                                     Brewers - 0.7%
202,000              B-/B3           Argentine Beverages, 7.375%, 3/22/12 (144A)                        $   203,010
220,000              BBB-/Baa3       Cia Brasileira de Bebida, 8.75%, 9/15/13                               257,125
                                                                                                        -----------
                                                                                                        $   460,135
                                                                                                        -----------
                                     Soft Drinks - 0.2%
 80,000              BBB-/Baa3       Cia Brasileira de Bebida, 10.5%, 12/15/11                          $    98,400
                                                                                                        -----------
                                     Total Food, Beverage & Tobacco                                     $   558,535
                                                                                                        -----------
                                     Health Care Equipment & Services - 0.8%
                                     Health Care Distributors - 0.1%
 60,000              BB+/Ba2         Omnicare, Inc., 6.125%, 6/1/13                                     $    58,950
                                                                                                        -----------
                                     Health Care Equipment - 0.2%
165,000              B-/B3           Medical Services Co., Floating Rate Note, 10/15/11 (144A) (b)      $   127,050
                                                                                                        -----------

88 The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal   S&P/Moody's
     Amount   Ratings
    USD ($)   (unaudited)                                                                   Value
                              Health Care Services - 0.3%
  175,000     CCC+/Caa1       Rural/Metro Corp., 9.875%, 3/15/15 (144A)               $   178,500
                                                                                      -----------
                              Health Care Supplies - 0.2%
  125,000     CCC+/Caa1       Inverness Medical Innovation, 8.75%, 2/15/12            $   126,874
                                                                                      -----------
                              Total Health Care Equipment & Services                  $   491,374
                                                                                      -----------
                              Pharmaceuticals & Biotechnology - 0.3%
                              Pharmaceuticals - 0.3%
  180,000     CCC+/Caa1       Warner Chilcott Corp., 8.75%, 2/1/15 (144A)             $   165,600
                                                                                      -----------
                              Total Pharmaceuticals & Biotechnology                   $   165,600
                                                                                      -----------
                              Banks - 1.2%
                              Diversified Banks - 1.2%
  185,000     B/Ba1           ATF Bank JSC, 9.25%, 4/12/12 (144A)                     $   195,564
  170,000     BB/Baa2         Kazkommerts International BV, 8.0%, 11/3/15                 180,200
  150,000     B+/Ba2          Russian Stand Bank, 7.5%, 10/7/10 (144A)                    146,625
   15,000     BBB+/A1         Skandinaviska Enskilda Bank, 8.125%, 9/6/49 (144A)           15,333
  175,000     NR/Baa2         Turanalem Finance BV, 8.5%, 2/10/15 (144A)                  188,020
                                                                                      -----------
                                                                                      $   725,742
                                                                                      -----------
                              Total Banks                                             $   725,742
                                                                                      -----------
                              Diversified Financials - 2.7%
                              Consumer Finance - 1.0%
  340,000     BB+/Baa2        Ford Motor Credit Co., 5.7%, 1/15/10 (a)                $   289,021
   35,000     BB+/Baa2        Ford Motor Credit Co., 5.8%, 1/12/09                         30,537
  320,000     A/A2            SLM Corp., Floating Rate Note, 7/25/14 (b)                  300,886
                                                                                      -----------
                                                                                      $   620,444
                                                                                      -----------
                              Investment Banking & Brokerage - 0.6%
  325,000     B+/B1           E*Trade Financial Corp., 8.0%, 6/15/11                  $   338,000
                                                                                      -----------
                              Diversified Financial Services - 1.1%
  210,000     B/B3            Dollar Financial Group, 9.75%, 11/15/11                 $   216,300
  325,000     BBB-/Baa3       Glencore Funding LLC, 6.0%, 4/15/14 (144A)                  305,676
  170,000     B-/B3           Harvest Operations Corp., 7.875%, 10/15/11                  169,150
                                                                                      -----------
                                                                                      $   691,126
                                                                                      -----------
                              Total Diversified Financials                            $ 1,649,570
                                                                                      -----------
                              Insurance - 3.6%
                              Life & Health Insurance - 1.0%
  390,000     B-/B2           Presidential Life Corp., 7.875%, 2/15/09                $   386,100
  200,000     BB+/Ba1         Provident Companies., Inc., 7.0%, 7/15/18                   206,811
                                                                                      -----------
                                                                                      $   592,911
                                                                                      -----------
                              Multi-Line Insurance - 0.5%
  325,000     BB/Ba1          Hanover Insurance Group, 7.625%, 10/15/25               $   333,297
                                                                                      -----------
                              Property & Casualty Insurance - 1.1%
  285,000     BBB-/NR         Kingsway America, Inc., 7.5%, 2/1/14                    $   293,652
  350,000     BB/Baa3         Ohio Casualty Corp., 7.3%, 6/15/14                          376,187
                                                                                      -----------
                                                                                      $   669,839
                                                                                      -----------

The accompanying notes are an integral part of these financial statements. 89

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

Principal          S&P/Moody's
   Amount          Ratings
  USD ($)          (unaudited)                                                                               Value
                                    Reinsurance - 1.0%
200,000             BBB-/Baa3       Odyssey Re Holdings, 7.65%, 11/1/13                                $   208,981
365,000             BBB/Baa2        Platinum Underwriters Financial, 7.5%, 6/1/17                          371,963
                                                                                                       -----------
                                                                                                       $   580,944
                                                                                                       -----------
                                    Total Insurance                                                    $ 2,176,991
                                                                                                       -----------
                                    Real Estate - 2.1%
                                    Real Estate Management & Development - 0.2%
125,000             BB-/Ba3         Forest City Enterprises, 7.625%, 6/1/15                            $   132,500
                                                                                                       -----------
                                    Real Estate Investment Trusts - 1.9%
120,000             B+/B3           BF Saul Real Estate Investment Trust, 7.5%, 3/1/14                 $   122,100
 95,000             B+/B1           Crescent Real Estate, 9.25%, 4/15/09                                    99,987
374,000             B+/Ba3          Host Marriott LP, 6.375%, 3/15/15                                      373,065
340,000             B+/B1           Trustreet Properties, Inc., 7.5%, 4/1/15                               340,000
180,000             BB/Ba3          Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)                     189,000
                                                                                                       -----------
                                                                                                       $ 1,124,152
                                                                                                       -----------
                                    Total Real Estate                                                  $ 1,256,652
                                                                                                       -----------
                                    Software & Services - 0.4%
                                    Internet Software & Services - 0.4%
250,000             BB/Ba2          Hanarotelecom, Inc., 7.0%, 2/1/12 (144A)                           $   246,282
                                                                                                       -----------
                                    Total Software & Services                                          $   246,282
                                                                                                       -----------
                                    Technology Hardware & Equipment - 0.7%
                                    Communications Equipment - 0.1%
 50,000             BB+/Ba2         Corning, Inc., 5.9%, 3/15/14                                       $    50,480
                                                                                                       -----------
                                    Electronic Manufacturing Services - 0.2%
125,000             B/B1            Sanmina-Sci Corp., 6.75%, 3/1/13 (a)                               $   118,906
                                                                                                       -----------
                                    Technology Distributors - 0.4%
256,000             BB+/Ba1         Anixter International Corp., 5.95%, 3/1/15                         $   231,661
                                                                                                       -----------
                                    Total Technology Hardware & Equipment                              $   401,047
                                                                                                       -----------
                                    Semiconductors - 0.3%
                                    Semiconductors - 0.3%
175,000             BBB-/Baa3       Chartered Semiconductor, 6.375%, 8/3/15                            $   173,987
                                                                                                       -----------
                                    Total Semiconductors                                               $   173,987
                                                                                                       -----------
                                    Telecommunication Services - 1.3%
                                    Integrated Telecommunication Services - 0.3%
315,000             B/B3            Zeus Special Sub, Ltd., Floating Rate Note, 2/1/15 (144A) (b)      $   207,113
                                                                                                       -----------
                                    Wireless Telecommunication Services - 1.0%
115,000             BB-/Ba3         Mobile Telesystems Finance, 8.375%, 10/14/10 (144A)                $   120,014
CAD       240,000   BB/Ba3          Rogers Cantel, Inc., 10.5%, 6/1/06                                     211,638
CAD       200,000   BB/Ba3          Rogers Wireless, Inc., 7.625%, 12/15/11                                184,031
 63,000             NR/Baa3         Tele Norte Leste Participacoes , 8.0%, 12/18/13                         66,780
                                                                                                       -----------
                                                                                                       $   582,463
                                                                                                       -----------
                                    Total Telecommunication Services                                   $   789,576
                                                                                                       -----------

90 The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal   S&P/Moody's
     Amount   Ratings
    USD ($)   (unaudited)                                                                     Value
                              Utilities - 1.4%
                              Electric Utilities - 1.3%
  331,771     NR/NR           Juniper Generation, 6.79%, 12/31/14 (144A)                $   323,225
  250,000     BBB-/Baa3       Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)              250,735
  190,000     BB-/Ba3         MSW Energy Holdings, 7.375%, 9/1/10                           195,225
                                                                                        -----------
                                                                                        $   769,185
                                                                                        -----------
                              Multi-Utilities - 0.1%
  120,000     B+/B1           Reliant Energy, Inc., 6.75%, 12/15/14                     $   104,700
                                                                                        -----------
                              Total Utilities                                           $   873,885
                                                                                        -----------
                              TOTAL CORPORATE BONDS
                              (Cost $25,608,281)                                        $26,103,651
                                                                                        -----------
                              U.S. GOVERNMENT & AGENCY OBLIGATIONS - 39.5%
  848,109                     Federal Home Loan Mortgage Corp., 4.5%, 4/1/20            $   825,301
  485,131                     Federal Home Loan Mortgage Corp., 4.5%, 7/1/20                472,084
  287,205                     Federal Home Loan Mortgage Corp., 4.5%, 4/1/35                270,212
   42,819                     Federal Home Loan Mortgage Corp., 5.0%, 5/1/34                 41,539
  148,818                     Federal Home Loan Mortgage Corp., 5.0%, 6/1/35                144,074
   53,779                     Federal Home Loan Mortgage Corp., 5.5%, 10/1/16                54,160
  822,876                     Federal Home Loan Mortgage Corp., 5.5%, 11/1/34               816,533
  357,027                     Federal Home Loan Mortgage Corp., 5.5%, 1/1/35                354,100
  265,061                     Federal Home Loan Mortgage Corp., 6.0%, 6/1/17                270,577
   14,901                     Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                 15,075
   10,769                     Federal Home Loan Mortgage Corp., 6.0%, 2/1/33                 10,896
  265,910                     Federal Home Loan Mortgage Corp., 6.0% 11/1/33                268,879
  224,757                     Federal Home Loan Mortgage Corp., 6.0%, 1/1/34                227,022
  241,850                     Federal Home Loan Mortgage Corp., 6.0%, 4/1/35                244,294
  248,106                     Federal Home Loan Mortgage Corp., 6.0%, 6/1/35                250,613
  304,298                     Federal National Mortgage Association, 4.5%, 5/1/20           296,114
  195,471                     Federal National Mortgage Association, 4.5%, 9/1/20           190,214
  154,126                     Federal National Mortgage Association, 4.5%, 3/1/35           145,151
  183,714                     Federal National Mortgage Association, 5.0%, 2/1/20           181,759
  205,883                     Federal National Mortgage Association, 5.0%, 10/1/20          203,692
   43,118                     Federal National Mortgage Association, 5.5%, 3/1/18            43,404
   86,632                     Federal National Mortgage Association, 5.5%, 12/1/18           87,207
   98,590                     Federal National Mortgage Association, 5.5%, 4/1/19            99,271
  187,500                     Federal National Mortgage Association, 5.5%, 5/1/34           185,843
   91,701                     Federal National Mortgage Association, 6.0%, 7/1/17            93,738
    4,573                     Federal National Mortgage Association, 6.0%, 12/1/31            4,627
   10,140                     Federal National Mortgage Association, 6.0%, 2/1/32            10,260
    6,330                     Federal National Mortgage Association, 6.0% 11/1/32             6,401
  324,814                     Federal National Mortgage Association, 6.0%, 11/1/33          328,206
  219,147                     Federal National Mortgage Association, 6.0%, 12/1/33          221,435

The accompanying notes are an integral part of these financial statements. 91

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
-------------------------------------------------------------------------------

    Principal
       Amount
      USD ($)                                                                          Value
                U.S. Government & Agency Obligations (Cont.)
    117,794     Federal National Mortgage Association, 6.0%, 1/1/34              $   118,907
    800,000     Federal National Mortgage Association, 6.375%, 8/15/07               592,998
      1,449     Federal National Mortgage Association, 6.5%, 7/1/31                    1,491
      4,872     Federal National Mortgage Association, 6.5%, 10/1/31                   5,008
      9,385     Federal National Mortgage Association, 6.5%, 2/1/32                    9,648
      1,011     Federal National Mortgage Association, 7.0%, 9/1/29                    1,056
    224,302     Government National Mortgage Association, 4.5%, 9/15/33              215,266
    175,062     Government National Mortgage Association, 4.5%, 5/15/34              167,980
    676,875     Government National Mortgage Association, 4.5%, 4/15/35              649,589
    222,697     Government National Mortgage Association, 5.0%, 12/15/34             220,037
    479,134     Government National Mortgage Association, 5.0%, 4/15/35              473,145
    391,182     Government National Mortgage Association, 5.5%, 10/15/19             396,957
    224,837     Government National Mortgage Association, 5.5%, 1/15/34              226,382
    427,099     Government National Mortgage Association, 5.5%, 4/15/34              430,033
    146,159     Government National Mortgage Association, 5.5%, 4/20/34              146,798
     54,870     Government National Mortgage Association, 5.5%, 7/15/34               55,247
    421,840     Government National Mortgage Association, 5.5%, 10/15/34             424,739
    397,578     Government National Mortgage Association, 5.5%, 6/15/35              400,312
    465,258     Government National Mortgage Association, 6.0%, 8/15/16              477,883
     25,835     Government National Mortgage Association, 6.0%, 5/15/17               26,537
    228,059     Government National Mortgage Association, 6.0%, 6/15/17              234,255
    262,225     Government National Mortgage Association, 6.0%, 2/15/18              269,356
    169,092     Government National Mortgage Association, 6.0%, 8/15/19              173,687
     30,408     Government National Mortgage Association, 6.0%, 2/15/33               31,171
    108,048     Government National Mortgage Association, 6.0%, 3/15/33              110,758
     52,775     Government National Mortgage Association, 6.0%, 6/15/33               54,099
    113,469     Government National Mortgage Association, 6.0%, 7/15/33              116,315
    194,584     Government National Mortgage Association, 6.0%, 9/15/33              199,465
     71,144     Government National Mortgage Association, 6.0%, 10/15/33              72,928
    244,010     Government National Mortgage Association, 6.0%, 8/15/34              249,888
     30,862     Government National Mortgage Association, 6.5%, 3/15/29               32,295
      7,128     Government National Mortgage Association, 6.5%, 1/15/30                7,453
      2,080     Government National Mortgage Association, 6.5%, 6/15/31                2,174
     21,864     Government National Mortgage Association, 6.5%, 2/15/32               22,846
     24,442     Government National Mortgage Association, 6.5%, 3/15/32               25,540
     30,214     Government National Mortgage Association, 6.5%, 11/15/32              31,578
     25,396     Government National Mortgage Association, 6.5%, 1/15/33               26,531
     41,189     Government National Mortgage Association, 6.5%, 5/15/33               43,031
     77,333     Government National Mortgage Association, 6.5%, 1/15/34               80,729
        821     Government National Mortgage Association, 7.0%, 3/15/31                  862
      9,147     Government National Mortgage Association, 7.5%, 5/15/23                9,631
      2,787     Government National Mortgage Association, I, 7.0%, 3/15/31             2,926
    138,615     Government National Mortgage Association II, 5.5%, 3/20/34           139,221
    267,730     Government National Mortgage Association II, 6.0%, 11/20/33          273,861
  1,340,000     U.S. Treasury Bonds, 5.25%, 11/15/28                               1,461,542
    125,000     U.S. Treasury Bonds, 6.25%, 8/15/23                                  149,268
    580,000     U.S. Treasury Bonds, 7.25%, 5/15/16                                  712,177
    830,813     U.S. Treasury Inflation Protected Security, 3.0%, 7/15/12            878,455
    431,855     U.S. Treasury Inflation Protected Security, 3.375%, 1/15/12          464,361
  3,518,969     U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11          3,760,898
    700,000     U.S. Treasury Notes, 4.0%, 2/15/15                                   678,672

92  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           Principal   S&P/Moody's
              Amount   Ratings
             USD ($)   (unaudited)                                                                            Value
                                       U.S. Government & Agency Obligations (Cont.)
             275,000                   U.S. Treasury Notes, 4.25%, 11/15/14                           $   271,799
             265,000                   U.S. Treasury Notes, 4.875%, 2/15/12                               272,070
             255,000                   U.S. Treasury Notes, 5.25%, 2/15/29                                278,259
             150,000                   U.S. Treasury Notes, 5.375%, 2/15/31                               168,492
         1,800,000                     U.S. Treasury Strip, 0.0%, 11/15/13                              1,270,139
                                                                                                      -----------
                                                                                                      $23,979,426
                                                                                                      -----------
                                       TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                       (Cost $24,113,594)                                             $23,979,426
                                                                                                      -----------
                                       FOREIGN GOVERNMENT BONDS - 7.6%
ITL      195,000,000   B+/B1           Banco Nac De Desen Econo, 8.0%, 4/28/10                        $   132,283
CAD          399,000   AAA/Aaa         Government of Canada, 4.25%, 9/1/09                                347,158
CAD          315,000   AAA/Aaa         Government of Canada, 5.25%, 6/1/12                                291,029
EURO         343,000   AAA/Aaa         Government of France, 3.0%, 7/25/09                                484,375
SEK        3,445,000   TSY/Aaa         Government of Sweden, 5.25%, 3/15/11                               476,353
SEK        2,955,000   TSY/Aaa         Government of Sweden, 5.5%, 10/8/12                                421,978
SEK        2,150,000   TSY/Aaa         Government of Sweden, 8.0%, 8/15/07                                293,367
NOK        1,500,000   AAA/Aaa         Norwegian Government, 5.5%, 5/15/09                                237,245
NOK        1,320,000   TSY/Aaa         Norwegian Government 6.0%, 5/16/11                                 218,945
NOK        3,410,000   TSY/Aaa         Norwegian Government, 6.75%, 1/15/07                               525,093
AUD          532,000   AA/Aa2          Ontario Province, 5.5%, 4/23/13                                    386,160
AUD          207,000   NR/Aaa          Queensland Treasury, 6.0%, 8/14/13                                 158,025
  444,768              BB+/Ba2         Republic of Columbia, 9.75%, 4/9/11                                500,364
DEM          180,000   BBB-/Baa3       United Mexican States, 8.25%, 2/24/09                              124,571
                                                                                                      -----------
                                                                                                      $ 4,596,946
                                                                                                      -----------
                                       TOTAL FOREIGN GOVERNMENT BONDS
                                       (Cost $4,223,559)                                              $ 4,596,946
                                                                                                      -----------
                                       MUNICIPAL BONDS - 0.9%
                                       Muni Airport - 0.4%
   50,000              B/Caa2          New Jersey Economic Development Authority, 6.25%, 9/15/29      $    46,501
  175,000              B/Caa2          New Jersey Economic Development Authority Special Facility
                                       Revenue, 7.0%, 11/15/30                                            170,168
  100,000              NR/NR           Wayne Charter County SPL, 6.75%, 12/1/15                            52,384
                                                                                                      -----------
                                                                                                      $   269,053
                                                                                                      -----------
                                       Muni Tobacco - 0.5%
   90,000              BBB/Baa3        Golden State Tobacco Securitization, 6.75%, 6/1/39             $   101,140
  105,000              BBB/Baa3        Tobacco Settlement Authority Washington, 6.625%, 6/1/32            113,304
   60,000              BBB/Baa3        Tobacco Settlement Financing Corp., 7.0%, 6/1/41                    68,396
                                                                                                      -----------
                                                                                                      $   282,840
                                                                                                      -----------
                                       TOTAL MUNICIPAL BONDS
                                       (Cost $483,225)                                                $   551,893
                                                                                                      -----------


The accompanying notes are an integral part of these financial statements.  93

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

  Shares                                                                     Value
                   RIGHTS/WARRANTS - 0.0%
                   Transportation - 0.0%
                   Railroads - 0.0%
     210           Atlantic Express Transportation, Exp. 4/15/08*      $        --
                                                                       -----------
                   Total Transportation                                $        --
                                                                       -----------
                   TOTAL RIGHTS/WARRANTS
                   (Cost $0)                                           $        --
                                                                       -----------
                   TEMPORARY CASH INVESTMENTS - 0.8%
                   Security Lending Collateral - 0.8%
 508,725           Securities Lending Investment Fund, 4.24%           $   508,725
                                                                       -----------
                   TOTAL TEMPORARY CASH INVESTMENTS
                   (Cost $508,725)                                     $   508,725
                                                                       -----------
                   TOTAL INVESTMENT IN SECURITIES - 95.5%
                   (Cost $57,158,609)                                  $57,975,600
                                                                       -----------
                   OTHER ASSETS AND LIABILITIES - 4.5%                 $ 2,731,811
                                                                       -----------
                   TOTAL NET ASSETS - 100.0%                           $60,707,411
                                                                       ===========

*     Non-income producing.
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $11,574,898 or 19.1% of total net assets.
TSY   Treasury Security
NR    Not rated by either S&P or Moody's.
(a)   At December 31, 2005, the following securities were out on loan:

     Principal
       Amount   Security                                      Value
 $   137,750     Duane Reade, Inc., 9.75%, 8/1/11          $ 92,293
     323,000     Ford Motor Credit Co., 5.7%, 1/15/10       274,570
     118,750     Sanmina-Sci Corp., 6.75%, 3/1/13           112,961
                                                           --------
                 Total                                     $479,824
                                                           ========

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

NOTE: Principal amounts are denominated in U.S. dollars unless otherwise noted.
DEM   Deutsche Marks
EURO  Euro
SEK   Swedish Krona
NOK   Norwegian Kroner
ITL   Italian Lira
CAD   Canadian Dollar
AUD   Australian Dollar
DKK   Danish Kroner

94 The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

    Principal
       Amount                                                              Value
                COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
                Government - 1.5%
 $    234,973   Federal Home Loan Bank, 4.75%, 10/25/10              $   232,917
      131,942   Federal Home Loan Bank, 5.0%, 1/15/16                    131,763
      350,000   Federal Home Loan Bank, 5.5%, 7/15/28                    351,532
                                                                     -----------
                                                                     $   716,212
                                                                     -----------
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                (Cost $728,765)                                      $   716,212
                                                                     -----------
                CORPORATE BONDS - 0.5%
                Diversified Financials - 0.5%
                Specialized Finance - 0.5%
      250,000   Private Export Funding, 3.375%, 2/15/09              $   240,665
                                                                     -----------
                TOTAL CORPORATE BONDS
                (Cost $250,000)                                      $   240,665
                                                                     -----------
                U.S. GOVERNMENT AGENCY OBLIGATIONS - 96.4%
                Government - 96.4%
      250,000   Federal Farm Credit Bank, 3.25%, 6/15/07             $   244,792
      250,000   Federal Farm Credit Bank, 4.45%, 6/1/15                  242,934
      400,000   Federal Farm Credit Bank, 4.9%, 3/17/14                  389,932
      100,000   Federal Farm Credit Bank, 5.3%, 9/28/15                   97,837
      100,000   Federal Farm Credit Bank, 5.88%, 9/8/08                  102,891
      200,000   Federal Farm Credit Bank, 6.38%, 11/27/06                202,832
      250,000   Federal Home Loan Bank, 4.0%, 2/12/10                    242,558
      250,000   Federal Home Loan Bank, 4.25%, 10/10/08                  247,258
      250,000   Federal Home Loan Bank, 4.25%, 2/16/10                   244,759
      300,000   Federal Home Loan Bank, 4.43%, 4/7/08                    297,907
      200,000   Federal Home Loan Bank, 4.5%, 11/15/12                   196,873
      500,000   Federal Home Loan Bank, 4.75%, 12/10/10                  499,375
      300,000   Federal Home Loan Bank, 5.89%, 6/30/08                   308,372
      250,000   Federal Home Loan Mortgage Corp., 4.9%, 11/3/08          249,142
      300,000   Federal Home Loan Mortgage Corp., 5.25%, 11/15/12        296,132
      237,523   Federal Home Loan Mortgage Corp., 5.5%, 9/1/34           235,576
      226,089   Federal Home Loan Mortgage Corp., 5.5%, 12/1/34          224,235
       70,482   Federal Home Loan Mortgage Corp., 6.0%, 10/1/32           71,308
      497,629   Federal Home Loan Mortgage Corp., 6.0%, 11/1/32          503,460
      163,395   Federal Home Loan Mortgage Corp., 6.0%, 12/1/32          165,309
      189,250   Federal Home Loan Mortgage Corp., 6.0%, 2/1/33           191,468
      844,359   Federal Home Loan Mortgage Corp., 6.0%, 3/1/33           853,785
      564,481   Federal Home Loan Mortgage Corp., 6.0%, 5/1/34           570,171
       73,375   Federal Home Loan Mortgage Corp., 6.5%, 3/1/11            75,361
      219,713   Federal Home Loan Mortgage Corp., 6.5%, 7/1/16           225,803
       53,923   Federal Home Loan Mortgage Corp., 6.5%, 1/1/29            55,487
       30,729   Federal Home Loan Mortgage Corp., 6.5%, 3/1/29            31,609
       31,871   Federal Home Loan Mortgage Corp., 6.5%, 4/1/31            32,727
       85,317   Federal Home Loan Mortgage Corp., 6.5%, 10/1/31           87,610
       39,714   Federal Home Loan Mortgage Corp., 6.5%, 2/1/32            40,782
      204,842   Federal Home Loan Mortgage Corp., 6.5%, 4/1/32           210,296
       69,307   Federal Home Loan Mortgage Corp., 6.5%, 7/1/32            71,153
        2,681   Federal Home Loan Mortgage Corp., 7.0%, 4/1/30             2,793
       18,919   Federal Home Loan Mortgage Corp., 7.0%, 2/1/31            19,709

The accompanying notes are an integral part of these financial statements.  95

Pioneer America Income VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

    Principal
       Amount                                                                 Value
                U.S. Government Agency Obligations (Cont.)
 $      2,780   Federal Home Loan Mortgage Corp., 7.0%, 7/1/31          $     2,902
        5,125   Federal Home Loan Mortgage Corp., 7.0%, 9/1/31                5,340
       31,051   Federal Home Loan Mortgage Corp., 7.0%, 3/1/32               32,525
       34,899   Federal Home Loan Mortgage Corp., 7.0%, 4/1/32               36,357
       34,317   Federal Home Loan Mortgage Corp., 7.5%, 8/1/31               36,016
      235,081   Federal National Mortgage Association, 4.5%, 4/1/19         229,102
       75,567   Federal National Mortgage Association, 5.0%, 3/1/09          75,269
      217,203   Federal National Mortgage Association, 5.0%, 7/1/19         214,993
      283,420   Federal National Mortgage Association, 5.5%, 3/1/18         285,379
      326,526   Federal National Mortgage Association, 5.5%, 4/1/18         329,079
      352,107   Federal National Mortgage Association, 5.5%, 4/1/19         354,540
      219,244   Federal National Mortgage Association, 5.5%, 6/1/23         219,287
      320,507   Federal National Mortgage Association, 5.5%, 11/1/23        320,571
      215,169   Federal National Mortgage Association, 5.5%, 3/1/24         214,884
      379,347   Federal National Mortgage Association, 5.5%, 11/1/33        376,565
      186,183   Federal National Mortgage Association, 5.5%, 12/1/34        184,538
       66,283   Federal National Mortgage Association, 5.5%, 2/1/33          65,631
      165,088   Federal National Mortgage Association, 5.5%, 6/1/33         166,811
      307,203   Federal National Mortgage Association, 5.5%, 9/1/33         304,950
      235,831   Federal National Mortgage Association, 5.5%, 3/1/34         233,747
      182,523   Federal National Mortgage Association, 6.0%, 12/1/11        186,443
       30,487   Federal National Mortgage Association, 6.0%, 12/1/31         30,847
       41,953   Federal National Mortgage Association, 6.0%, 10/1/32         42,424
      390,300   Federal National Mortgage Association, 6.0%, 11/1/32        394,676
      499,985   Federal National Mortgage Association, 6.0%, 3/1/33         505,590
      111,476   Federal National Mortgage Association, 6.0%, 4/1/33         112,725
      107,155   Federal National Mortgage Association, 6.0%, 6/1/33         108,274
      145,580   Federal National Mortgage Association, 6.0%, 7/1/34         146,956
      138,438   Federal National Mortgage Association, 6.0%, 9/1/34         139,747
       39,463   Federal National Mortgage Association, 6.5%, 7/1/21          40,789
       92,346   Federal National Mortgage Association, 6.5%, 11/1/28         95,127
       51,776   Federal National Mortgage Association, 6.5%, 1/1/29          53,320
       63,288   Federal National Mortgage Association, 6.5%, 10/1/31         65,055
       74,995   Federal National Mortgage Association, 6.5%, 1/1/32          77,089
       30,948   Federal National Mortgage Association, 6.5%, 2/1/32          31,812
      174,246   Federal National Mortgage Association, 6.5%, 3/1/32         179,030
       81,977   Federal National Mortgage Association, 6.5%, 4/1/32          84,250
       71,095   Federal National Mortgage Association, 6.5%, 7/1/32          73,066
      262,423   Federal National Mortgage Association, 6.5%, 8/1/32         269,714
       33,191   Federal National Mortgage Association, 6.5%, 9/1/32          34,111
      329,070   Federal National Mortgage Association, 6.5%, 7/1/34         337,596
       43,002   Federal National Mortgage Association, 7.0%, 9/1/18          45,083
       26,838   Federal National Mortgage Association, 7.0%, 8/1/19          28,117
        7,636   Federal National Mortgage Association, 7.0%, 1/1/29           7,976
      135,136   Federal National Mortgage Association, 7.0%, 9/1/30         141,145
        3,932   Federal National Mortgage Association, 7.0%, 5/1/31           4,104
       19,370   Federal National Mortgage Association, 7.0%, 7/1/31          20,220
       24,441   Federal National Mortgage Association, 7.0%, 1/1/32          25,514
       16,146   Federal National Mortgage Association, 7.5%, 2/1/31          16,922
       54,317   Federal National Mortgage Association, 9.0%, 4/1/33          57,343

96  The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Principal
       Amount                                                                              Value
                U.S. Government Agency Obligations (Cont.)
 $    250,000   Federal National Mortgage Association, Floating Rate Note, 3/1/19    $   249,147
      290,126   Government National Mortgage Association, 4.5%, 4/15/20                  284,404
      366,395   Government National Mortgage Association, 4.5%, 8/15/33                  351,635
      648,903   Government National Mortgage Association, 4.5%, 6/15/34                  622,653
      281,464   Government National Mortgage Association, 5.0%, 7/15/17                  281,790
      206,292   Government National Mortgage Association, 5.0%, 11/20/19                 205,149
      165,799   Government National Mortgage Association, 5.0%, 1/20/20                  164,843
      187,019   Government National Mortgage Association, 5.0%, 2/15/20                  186,545
       99,188   Government National Mortgage Association, 5.0%, 10/15/20                  98,936
      184,271   Government National Mortgage Association, 5.0%, 9/15/33                  182,114
      582,552   Government National Mortgage Association, 5.0%, 4/15/35                  575,271
      267,300   Government National Mortgage Association, 5.5%, 6/15/17                  271,264
      157,273   Government National Mortgage Association, 5.5%, 2/15/19                  159,588
      359,968   Government National Mortgage Association, 5.5%, 7/15/19                  362,567
      140,654   Government National Mortgage Association, 5.5%, 4/15/31                  141,816
      182,728   Government National Mortgage Association, 5.5%, 3/15/33                  184,164
      265,079   Government National Mortgage Association, 5.5%, 4/15/33                  267,163
      228,017   Government National Mortgage Association, 5.5%, 7/15/33                  229,809
      189,676   Government National Mortgage Association, 5.5%, 10/15/34                 190,979
      241,432   Government National Mortgage Association, 5.5%, 1/15/35                  238,414
      123,014   Government National Mortgage Association, 6.0%, 6/20/16                  125,969
      106,954   Government National Mortgage Association, 6.0%, 5/15/17                  109,860
      193,626   Government National Mortgage Association, 6.0%, 2/15/18                  198,891
      148,694   Government National Mortgage Association, 6.0%, 8/15/19                  152,734
      362,736   Government National Mortgage Association, 6.0%, 7/15/23                  372,463
      163,451   Government National Mortgage Association, 6.0%, 4/15/28                  167,659
      120,095   Government National Mortgage Association, 6.0%, 9/15/32                  123,115
      339,163   Government National Mortgage Association, 6.0%, 10/15/32                 347,692
      354,993   Government National Mortgage Association, 6.0%, 11/15/32                 364,232
      242,488   Government National Mortgage Association, 6.0%, 12/15/32                 249,079
      326,712   Government National Mortgage Association, 6.0%, 1/15/33                  334,908
      495,657   Government National Mortgage Association, 6.0%, 2/15/33                  508,088
      277,532   Government National Mortgage Association, 6.0%, 9/15/33                  284,493
      242,842   Government National Mortgage Association, 6.0%, 12/15/33                 248,932
      591,471   Government National Mortgage Association, 6.0%, 3/15/34                  605,717
      321,202   Government National Mortgage Association, 6.0%, 8/15/34                  329,061
      114,201   Government National Mortgage Association, 6.0%, 9/15/34                  116,952
      618,817   Government National Mortgage Association, 6.0%, 10/15/34                 633,723
      143,279   Government National Mortgage Association, 6.5%, 4/15/17                  148,001
       17,662   Government National Mortgage Association, 6.5%, 6/15/17                   18,245
       14,671   Government National Mortgage Association, 6.5%, 3/15/26                   15,363
       86,878   Government National Mortgage Association, 6.5%, 6/15/28                   90,971
       25,540   Government National Mortgage Association, 6.5%, 2/15/29                   26,726
      342,050   Government National Mortgage Association, 6.5%, 5/15/29                  358,025
        8,930   Government National Mortgage Association, 6.5%, 6/15/29                    9,344
       49,287   Government National Mortgage Association, 6.5%, 5/15/31                   51,515
      277,925   Government National Mortgage Association, 6.5%, 6/15/31                  290,488
       85,739   Government National Mortgage Association, 6.5%, 7/15/31                   89,614

The accompanying notes are an integral part of these financial statements.  97

Pioneer America Income VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

 Principal
    Amount                                                                     Value
             U.S. Government Agency Obligations (Cont.)
 $  69,261   Government National Mortgage Association, 6.5%, 9/15/31        $ 72,391
    89,672   Government National Mortgage Association, 6.5%, 10/15/31         93,725
    76,797   Government National Mortgage Association, 6.5%, 12/15/31         80,268
     9,021   Government National Mortgage Association, 6.5%, 2/15/32           9,470
    59,601   Government National Mortgage Association, 6.5%, 4/15/32          62,278
    85,797   Government National Mortgage Association, 6.5%, 6/15/32          89,651
    71,688   Government National Mortgage Association, 6.5%, 7/15/32          74,909
   115,999   Government National Mortgage Association, 6.5%, 1/15/34         121,093
    12,942   Government National Mortgage Association, 7.0%, 1/15/26          13,624
    44,620   Government National Mortgage Association, 7.0%, 7/15/26          46,972
    15,448   Government National Mortgage Association, 7.0%, 9/15/27          16,247
    48,023   Government National Mortgage Association, 7.0%, 2/15/28          50,470
    12,363   Government National Mortgage Association, 7.0%, 3/15/28          12,993
    21,109   Government National Mortgage Association, 7.0%, 4/15/28          22,184
    40,072   Government National Mortgage Association, 7.0%, 11/15/28         42,113
    26,140   Government National Mortgage Association, 7.0%, 1/15/29          27,458
    32,388   Government National Mortgage Association, 7.0%, 6/15/29          34,021
    40,413   Government National Mortgage Association, 7.0%, 7/15/29          42,450
     4,843   Government National Mortgage Association, 7.0%, 12/15/30          5,086
    18,075   Government National Mortgage Association, 7.0%, 2/15/31          18,977
    20,396   Government National Mortgage Association, 7.0%, 5/15/31          21,414
    23,765   Government National Mortgage Association, 7.0%, 8/15/31          24,951
   113,475   Government National Mortgage Association, 7.0%, 5/15/32         119,129
     7,643   Government National Mortgage Association, 7.5%, 10/15/22          8,096
     1,801   Government National Mortgage Association, 7.5%, 6/15/23           1,906
     1,637   Government National Mortgage Association, 7.5%, 8/15/23           1,733
     1,770   Government National Mortgage Association, 7.5%, 8/15/29           1,862
    25,609   Government National Mortgage Association, 7.5%, 10/15/29         26,947
    38,568   Government National Mortgage Association, 7.5%, 11/15/29         40,584
    13,184   Government National Mortgage Association, 7.5%, 1/15/31          13,864
    16,348   Government National Mortgage Association, 7.5%, 1/15/32          17,191
   106,654   Government National Mortgage Association I, 6.0%, 2/15/29       109,357
    37,615   Government National Mortgage Association I, 7.0%, 11/15/30       39,499
    39,205   Government National Mortgage Association I, 7.0%, 12/15/30       41,168
   317,317   Government National Mortgage Association II, 5.0%, 12/20/18     315,706
   361,777   Government National Mortgage Association II, 5.5%, 7/20/19      365,989
   169,565   Government National Mortgage Association II, 5.5%, 11/20/34     170,306
   354,192   Government National Mortgage Association II, 5.5%, 2/20/34      355,741
    51,694   Government National Mortgage Association II, 6.0%, 12/20/18      52,939
   143,776   Government National Mortgage Association II, 6.0%, 7/20/19      147,192
   193,253   Government National Mortgage Association II, 6.0%, 11/20/33     197,678
    29,079   Government National Mortgage Association II, 6.5%, 8/20/28       30,242
    38,585   Government National Mortgage Association II, 6.5%, 12/20/28      40,125
    28,221   Government National Mortgage Association II, 6.5%, 9/20/31       29,294
    38,488   Government National Mortgage Association II, 7.0%, 5/20/26       40,252
    74,140   Government National Mortgage Association II, 7.0%, 2/20/29       77,369
    14,114   Government National Mortgage Association II, 7.0%, 1/20/31       14,721
     6,449   Government National Mortgage Association II, 7.5%, 8/20/27        6,762
     2,322   Government National Mortgage Association II, 8.0%, 8/20/25        2,477

98  The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
     Amount                                                                        Value
             U.S. Government Agency Obligations (Cont.)
 $   12,000  Tennessee Valley Authority, Variable Rate Note, 6/1/28         $   288,000
    850,000  U.S. Treasury Bonds, 4.0%, 2/15/14                                 826,957
  2,150,000  U.S. Treasury Bonds, 6.25%, 8/15/23                              2,567,403
    400,000  U.S. Treasury Bonds, 7.25%, 5/15/16                                491,156
  3,365,100  U.S. Treasury Inflation Protected Security, 3.375%, 1/15/12      3,618,401
    228,876  U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11          244,611
    500,000  U.S. Treasury Notes, 4.0%, 11/15/12                                489,239
    870,000  U.S. Treasury Notes, 4.25%, 11/15/14                               859,872
    300,000  U.S. Treasury Notes, 4.25%, 8/15/15                                296,121
    475,000  U.S. Treasury Notes, 4.75%, 5/15/14                                486,560
    925,000  U.S. Treasury Notes, 6.375%, 8/15/27                             1,145,880
  4,300,000  U.S. Treasury Notes, 6.5%, 2/15/10                               4,638,457
                                                                            -----------
                                                                            $45,399,429
                                                                            -----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
             (Cost $45,430,211)                                             $45,399,429
                                                                            -----------
             TOTAL INVESTMENT IN SECURITIES - 98.4%
             (Cost $46,408,976)                                             $46,356,306
                                                                            -----------
             OTHER ASSETS AND LIABILITIES - 1.6%                            $   761,864
                                                                            -----------
             TOTAL NET ASSETS - 100.0%                                      $47,118,170
                                                                            ===========


The accompanying notes are an integral part of these financial statements.  99

Pioneer Money Market VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

  Principal
     Amount                                                       Value
                  COLLATERALIZED MORTGAGE
                  OBLIGATIONS - 3.0%
                  Banks - 3.0%
                  Thrifts & Mortgage Finance - 3.0%
$   981,854       Federal Home Loan Mortgage Corp.
                  Multifamily VRD Certificate, 4.13%,
                  1/15/42                                   $   981,854
                                                            -----------
                  TOTAL COLLATERALIZED MORTGAGE
                  OBLIGATIONS
                  (Cost $981,854)                           $   981,854
                                                            -----------
                  CORPORATE BONDS - 54.3%
                  Capital Goods - 3.9%
                  Industrial Conglomerates - 3.9%
    500,000       General Electric Capital Corp.,
                  Floating Rate Note, 10/17/06              $   500,000
    800,000       GE Capital Corp., Floating Rate
                  Note, 1/9/07                                  800,000
                                                            -----------
                  Total Capital Goods                       $ 1,300,000
                                                            -----------
                  Commercial Services & Supplies - 4.5%
                  Office Services & Supplies - 4.5%
  1,500,000       Pitney Bowes, Inc., 5.875%, 5/1/06        $ 1,509,960
                                                            -----------
                  Total Commercial Services &
                  Supplies                                  $ 1,509,960
                                                            -----------
                  Automobiles & Components - 4.5%
                  Automobile Manufacturers - 4.5%
  1,500,000       Toyota Motor Credit, Floating Rate
                  Note, 6/23/06                             $ 1,500,143
                                                            -----------
                  Total Automobiles & Components            $ 1,500,143
                                                            -----------
                  Food & Drug Retailing - 2.3%
                  Hypermarkets & Supercenters - 2.3%
    750,000       Wal-Mart Stores, Floating Rate
                  Note, 3/16/06                             $   749,846
                                                            -----------
                  Total Food & Drug Retailing               $   749,846
                                                            -----------
                  Pharmaceuticals & Biotechnology - 4.5%
                  Pharmaceuticals - 4.5%
  1,000,000       Abbott Laboratories, 5.625%, 7/1/06       $ 1,006,960
    500,000       Pfizer Inc., 5.625%, 2/1/06                   500,985
                                                            -----------
                                                            $ 1,507,945
                                                            -----------
                  Total Pharmaceuticals &
                  Biotechnology                             $ 1,507,945
                                                            -----------


 Principal
    Amount                                                         Value
                  Banks - 7.6%
                  Diversified Banks - 7.6%
$ 1,000,000       Bank of America Corp., 7.125%, 5/1/06     $ 1,010,866
  1,000,000       Wells Fargo & Co., Floating Rate
                  Note, 3/3/06                                1,000,199
    500,000       Wells Fargo & Co., Floating Rate
                  Note, 6/12/06                                 500,217
                                                            -----------
                                                            $ 2,511,282
                                                            -----------
                  Total Banks                               $ 2,511,282
                                                            -----------
                  Diversified Financials - 27.0%
                  Consumer Finance - 6.8%
  1,000,000       SLM Corp., Floating Rate Note, 3/15/06    $ 1,000,437
    500,000       SLM Corp., Floating Rate Note, 4/25/06        500,312
    250,000       National Rural Utilities, 6.0%, 5/15/06       252,037
    500,000       National Rural Utilities, Floating Rate
                  Note, 2/17/06                                 499,992
                                                            -----------
                                                            $ 2,252,778
                                                            -----------
                  Investment Banking & Brokerage - 20.2%
  1,000,000       Merrill Lynch, Floating Rate
                  Note, 1/11/07                             $ 1,000,158
  1,000,000       Merrill Lynch & Co., Floating Rate
                  Note, 3/17/06                               1,000,167
  1,500,000       Lehman Brothers Holdings,
                  6.25%, 5/15/06                              1,513,708
  1,500,000       Credit Suisse First Boston, Floating
                  Rate Note, 6/19/06                          1,502,080
  1,700,000       Morgan Stanley Dean Witter, Floating
                  Rate Note, 3/27/06                          1,701,259
                                                            -----------
                  Total Diversified Financials              $ 6,717,372
                                                            -----------
                  TOTAL CORPORATE BONDS
                  (Cost $18,049,326)                        $18,049,326
                                                            -----------

100  The accompanying notes are an integral part of these financial statements.

Pioneer Money Market VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
   Amount                                                        Value
                  TEMPORARY CASH INVESTMENTS - 47.1%
                  Commercial Paper - 38.7%
$ 1,000,000       Coca Cola Co., 4.25%, 2/27/06            $   993,271
  1,500,000       Deutsche Bank Financial LLC,
                  4.31%, 1/30/06                             1,494,792
  1,500,000       Federal Home Loan Bank,
                  4.05%, 1/27/06                             1,495,612
  3,307,000       Federal Home Loan Mortgage
                  Corp., 4.162%, 1/31/06                     3,295,519
  1,000,000       Federal Home Loan Mortgage
                  Corp., 4.165%, 1/3/06                        999,768
  1,500,000       Federal Home Loan Mortgage
                  Corp., 4.17%, 2/7/06                       1,494,231
  1,000,000       Federal Home Loan, Zero
                  Coupon, 1/13/06                              998,607
  1,500,000       Minnesota Mining & Manufacturing,
                  4.15%, 2/2/06                              1,494,467
    585,000       Paccar Financial Corp., 4.32%, 2/28/06       580,928
                                                           -----------
                                                           $12,847,195
                                                           -----------


 Principal
    Amount                                                       Value
                  Repurchase Agreement - 8.4%
$ 2,800,000       UBS Warburg, Inc., 3.25% dated
                  12/30/05, repurchase price of
                  $2,800,000 plus accrued interest on
                  1/3/06, collateralized by $2,919,000,
                  U.S. Treasury Bill, 6/29/06              $ 2,800,000
                                                           -----------
                  TOTAL TEMPORARY CASH
                  INVESTMENTS
                  (Cost $15,647,195)                       $15,647,195
                                                           -----------
                  TOTAL INVESTMENTS IN
                  SECURITIES - 104.4%
                  (Cost $34,678,375)                       $34,678,375
                                                           -----------
                  OTHER ASSETS
                  AND LIABILITIES - (4.4%)                 $(1,462,280)
                                                           -----------
                  TOTAL NET ASSETS - 100.0%                $33,216,095
                                                           ===========


The accompanying notes are an integral part of these financial statements. 101

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
Class I                                                         12/31/05    12/31/04     12/31/03     12/31/02     12/31/01
Net asset value, beginning of period                            $ 20.48     $ 17.37      $ 11.03      $ 11.23      $ 12.10
                                                                -------     -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                          $  0.22     $  0.22      $  0.20      $  0.06      $  0.15
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                   7.51         3.04         6.20       (0.19)        (1.02)
                                                                -------     -------      -------      -------      -------
  Net increase (decrease) from investment operations            $  7.73     $  3.26      $  6.40      $ (0.13)     $ (0.87)
Distributions to shareowners:
 Net investment income                                            (0.12)      (0.15)       (0.06)       (0.07)          --
                                                                -------     --------     --------     -------      -------
  Net increase (decrease) in net asset value                    $  7.61     $  3.11      $  6.34      $ (0.20)     $ (0.87)
                                                                -------     --------     --------     -------      -------
Net asset value, end of period                                  $ 28.09     $ 20.48      $ 17.37      $ 11.03      $ 11.23
                                                                =======     ========     ========     ========     =======
Total return*                                                     37.95%       18.93%       58.17%      (1.20)%      (7.19)%
Ratio of net expenses to average net assets+                       1.75%        1.75%        1.75%       1.75%        1.66%
Ratio of net investment income to average net assets+              0.94%        1.12%        1.43%       0.63%        1.30%
Portfolio turnover rate                                              74%          66%          79%        124%         175%
Net assets, end of period (in thousands)                        $11,205     $  8,633     $  8,399     $ 5,886      $ 6,896
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.77%        1.87%        2.51%       2.88%        3.83%
 Net investment income (loss)                                      0.92%        1.00%        0.67%      (0.50)%      (0.87)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.75%        1.75%        1.75%       1.75%        1.66%
 Net investment income                                             0.94%        1.12%        1.43%       0.63%        1.30%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+ Ratios with no reduction for fees paid indirectly.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


102 The accompanying notes are an integral part of these financial statements.

Pioneer Europe VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
Class I                                                          12/31/05    12/31/04     12/31/03     12/31/02     12/31/01
Net asset value, beginning of period                            $ 10.64      $  9.05      $ 6.82       $   8.42     $  11.07
                                                                -------      -------      ------       --------     --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $  0.12      $  0.11      $ 0.09       $   0.05     $   0.01
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    0.73        1.55         2.17          (1.65)       (2.51)
                                                                -------      -------      ------       --------     --------
  Net increase (decrease) from investment operations            $  0.85      $  1.66      $ 2.26       $  (1.60)    $  (2.50)
Distributions to shareowners:
 Net investment income                                            (0.07)      (0.07)       (0.03)            --        (0.15)
 Net realized gain                                                    --          --           --            --           --
                                                                --------     -------      -------      --------     --------
  Net increase (decrease) in net asset value                    $  0.78      $  1.59      $ 2.23       $  (1.60)    $  (2.65)
                                                                --------     -------      -------      --------     --------
Net asset value, end of period                                  $ 11.42      $ 10.64      $ 9.05       $   6.82     $   8.42
                                                                ========     =======      =======      ========     ========
Total return*                                                       8.05%      18.48%       33.26%       (19.00)%     (22.66)%
Ratio of net expenses to average net assets+                        1.50%       1.50%        1.50%         1.50%        1.50%
Ratio of net investment income (loss) to average net assets+        0.97%       0.92%        1.14%         0.68%        0.25%
Portfolio turnover rate                                               95%         55%          52%           94%          73%
Net assets, end of period (in thousands)                        $  8,714     $ 9,478      $ 9,330      $  8,696     $ 12,417
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       1.76%       1.94%        2.52%         2.21%        1.99%
 Net investment income (loss)                                       0.71%       0.48%        0.12%         0.03%       (0.24)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       1.50%       1.50%        1.50%         1.50%        1.50%
 Net investment income (loss)                                       0.97%       0.92%        1.14%         0.68%        0.25%

Pioneer International Value VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
Class I                                                          12/31/05     12/31/04     12/31/03     12/31/02      12/31/01
Net asset value, beginning of period                             $ 11.88      $ 10.06      $  7.79      $   9.00     $  11.83
                                                                 -------      -------      -------      --------     --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.10      $  0.05      $  0.07      $   0.03     $   0.02
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    1.75         1.82         2.26          (1.23)       (2.83)
                                                                 -------      -------      -------      --------     --------
  Net increase (decrease) from investment operations             $  1.85      $  1.87      $  2.33      $  (1.20)    $  (2.81)
Distributions to shareowners:
 Net investment income                                             (0.02)       (0.05)       (0.06)        (0.01)       (0.02)
 Net realized gain                                                    --           --           --            --           --
                                                                 -------      -------      -------      --------     --------
  Net increase (decrease) in net asset value                     $  1.83      $  1.82      $  2.27      $  (1.21)    $  (2.83)
                                                                 -------      -------      -------      --------     --------
Net asset value, end of period                                   $ 13.71      $ 11.88      $ 10.06      $   7.79     $   9.00
                                                                 =======      =======      =======      ========     ========
Total return*                                                      15.58%       18.71%       30.06%       (13.31)%     (23.74)%
Ratio of net expenses to average net assets+                        1.53%        1.75%        1.69%         1.46%        1.38%
Ratio of net investment income (loss) to average net assets+        0.70%        0.45%        0.68%         0.62%        0.21%
Portfolio turnover rate                                              108%         129%          99%           31%          39%
Net assets, end of period (in thousands)                         $21,176      $22,859      $22,506      $ 21,271     $ 32,083
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       1.53%        1.75%        1.69%         1.46%        1.38%
 Net investment income                                              0.70%        0.45%        0.68%         0.62%        0.21%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       1.53%        1.75%        1.69%         1.46%        1.38%
 Net investment income                                              0.70%        0.45%        0.68%         0.62%        0.21%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+ Ratios with no reduction for fees paid indirectly.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

The accompanying notes are an integral part of these financial statements.  103

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Year Ended   Year Ended
Class I                                                             12/31/05     12/31/04
Net asset value, beginning of period                                $ 15.02      $ 12.50
                                                                    -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                       $  0.05      $ (0.03)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                        1.61         2.55
                                                                    -------      -------
  Net increase (decrease) from investment operations                $  1.66      $  2.52
Distributions to shareowners:
 Net investment income                                                   --           --
 Net realized gain                                                    (0.49)          --
                                                                    -------      -------
  Net increase (decrease) in net asset value                        $  1.17      $  2.52
                                                                    -------      -------
Net asset value, end of period                                      $ 16.19      $ 15.02
                                                                    =======      =======
Total return*                                                         11.39%       20.16%
Ratio of net expenses to average net assets+                           1.15%        1.25%
Ratio of net investment income (loss) to average net assets+           0.35%       (0.21)%
Portfolio turnover rate                                                  38%          36%
Net assets, end of period (in thousands)                            $20,555      $17,993
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          1.15%        1.30%
 Net investment income (loss)                                          0.35%       (0.26)%
Ratios with waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          1.15%        1.25%
 Net investment income (loss)                                          0.35%       (0.21)%

                                                                                                    11/8/01(a)
                                                                   Year Ended     Year Ended            to
Class I                                                             12/31/03       12/31/02          12/31/01
Net asset value, beginning of period                                $  9.23       $   10.87        $  10.00
                                                                    -------       ---------        --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                       $    --       $   (0.01)       $   0.01
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                        3.27           (1.63)           0.86
                                                                    -------       ---------        --------
  Net increase (decrease) from investment operations                $  3.27       $   (1.64)       $   0.87
Distributions to shareowners:
 Net investment income                                                   --           (0.00)(b)          --
 Net realized gain                                                       --           (0.00)(b)          --
                                                                    -------       ---------        ----------
  Net increase (decrease) in net asset value                        $  3.27       $   (1.65)       $   0.87
                                                                    -------       ---------        ----------
Net asset value, end of period                                      $ 12.50       $    9.23        $  10.87
                                                                    =======       =========        ========
Total return*                                                         35.43%         (15.08)%          8.70%
Ratio of net expenses to average net assets+                           1.25%           1.25%             1.21%**
Ratio of net investment income (loss) to average net assets+           0.03%          (0.05)%            0.86%**
Portfolio turnover rate                                                  74%             50%              0%
Net assets, end of period (in thousands)                            $12,049       $   6,603        $    504
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          2.40%           2.76%          77.48%**
 Net investment income (loss)                                         (1.12)%         (1.56)%        (75.41)%**
Ratios with waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          1.25%           1.25%           1.21%**
 Net investment income (loss)                                          0.03%          (0.05)%          0.86%**

(a) Shares of Pioneer Small Cap Value VCT Portfolio were first publicly offered on November 8, 2001.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

104 The accompanying notes are an integral part of these financial statements.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended   Year Ended
Class I                                                          12/31/05     12/31/04
Net asset value, beginning of period                             $ 12.97      $ 11.44
                                                                 -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.02      $ (0.03)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                     0.14         1.56
                                                                 -------      -------
  Net increase (decrease) from investment operations             $  0.16      $  1.53
Distributions to shareowners:
 Net investment income                                                --           --
 Net realized gain                                                 (1.28)          --
                                                                 -------      -------
  Net increase (decrease) in net asset value                     $ (1.12)     $  1.53
                                                                 -------      -------
Net asset value, end of period                                   $ 11.85      $ 12.97
                                                                 =======      =======
Total return*                                                       1.78%       13.38%
Ratio of net expenses to average net assets+                        1.25%        1.25%
Ratio of net investment income (loss) to average net assets+       (0.15)%      (0.25)%
Portfolio turnover rate                                               65%         114%
Net assets, end of period (in thousands)                         $ 3,285      $ 3,784
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       1.61%        1.53%
 Net investment income (loss)                                      (0.21)%      (0.53)%
Ratio with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       1.25%        1.25%
 Net investment income (loss)                                      (0.15)%      (0.25)%

                                                                                                 1/19/01(a)
                                                                 Year Ended      Year Ended          to
Class I                                                           12/31/03        12/31/02        12/31/01
Net asset value, beginning of period                              $  9.13        $  10.97        $ 10.00
                                                                  -------        --------        -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $    0.00(b)     $   0.00(b)     $  0.02
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      2.31           (1.84)          0.95
                                                                ---------        --------        -------
  Net increase (decrease) from investment operations            $    2.31        $  (1.84)       $  0.97
Distributions to shareowners:
 Net investment income                                                 --           (0.00)(b)         --
 Net realized gain                                                     --              --             --
                                                                ---------        --------        ---------
  Net increase (decrease) in net asset value                    $    2.31        $  (1.84)       $  0.97
                                                                ---------        --------        ---------
Net asset value, end of period                                  $   11.44        $   9.13        $ 10.97
                                                                =========        ========        ========
Total return*                                                       25.30%         (16.75)%         9.70%
Ratio of net expenses to average net assets+                         1.25%           1.25%          1.24%**
Ratio of net investment income (loss) to average net assets+         0.02%           0.07%          0.30%**
Portfolio turnover rate                                                38%             53%            72%
Net assets, end of period (in thousands)                        $   3,875        $  3,441        $ 2,375
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.42%           2.68%          7.49%**
 Net investment income (loss)                                       (1.15)%         (1.36)%         5.95)%**
Ratio with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.25%           2.68%          1.24%**
 Net investment income (loss)                                        0.02%           1.36%           0.30%**

Pioneer Mid Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
Class I                                                          12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
Net asset value, beginning of period                             $ 24.67      $ 20.47      $ 14.94      $  17.35    $ 17.79
                                                                 -------      -------      -------      --------    --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.15      $  0.08      $  0.14      $   0.07    $  0.07
 Net realized and unrealized gain (loss) on investments             1.75         4.41         5.45         (1.97)      1.06
                                                                 -------      -------      -------      --------    --------
  Net increase (decrease) from investment operations             $  1.90      $  4.49      $  5.59      $  (1.90)   $  1.13
Distributions to shareowners:
 Net investment income                                             (0.08)       (0.08)       (0.06)        (0.05)     (0.10)
 Net realized gain                                                 (1.49)       (0.21)          --        (0.46)      (1.47)
                                                                 --------     --------     --------     --------    --------
  Net increase (decrease) in net asset value                     $  0.33      $  4.20      $  5.53      $  (2.41)   $ (0.44)
                                                                 --------     --------     --------     --------    --------
Net asset value, end of year                                     $ 25.00      $ 24.67      $ 20.47      $  14.94    $ 17.35
                                                                 ========     ========     =========    =========   =========
Total return*                                                        7.88%       22.12%       37.48%      (11.21)%      6.49%
Ratio of net expenses to average net assets+                         0.71%        0.72%        0.76%        0.80%       0.79%
Ratio of net investment income (loss) to average net assets+         0.58%        0.53%        0.86%        0.46%       0.45%
Portfolio turnover rate                                                42%          55%          52%          68%         95%
Net assets, end of period (in thousands)                         $288,837     $303,138     $170,237     $120,687    $128,340
Ratio with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        0.71%        0.72%        0.76%        0.80%       0.79%
 Net investment income (loss)                                        0.58%        0.53%        0.86%        0.46%       0.45%
Ratio with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        0.71%        0.72%        0.76%        0.80%       0.79%
 Net investment income (loss)                                        0.58%        0.53%        0.86%        0.46%       0.45%

(a) Shares of Pioneer Small Company VCT Portfolio were first publicly offered on January 19, 2001.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

The accompanying notes are an integral part of these financial statements.  105

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended  Year Ended
Class I                                                          12/31/05    12/31/04
Net asset value, beginning of period                             $ 13.04     $ 12.22
                                                                 -------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.04     $  0.09
 Net realized and unrealized gain (loss) on investments            0.41        0.73
                                                                 -------     -------
  Net increase (decrease) from investment operations             $  0.45     $  0.82
Distributions to shareowners:
 Net investment income                                             (0.10)         --
                                                                 -------     -------
  Net increase (decrease) in net asset value                     $  0.35     $  0.82
                                                                 -------     -------
Net asset value, end of period                                   $ 13.39     $ 13.04
                                                                 =======     ========
Total return*                                                       3.48%       6.71%
Ratio of net expenses to average net assets+                        0.96%       0.96%
Ratio of net investment income (loss) to average net assets+        0.19%       0.71%
Portfolio turnover rate                                               79%        206%
Net assets, end of period (in thousands)                         $26,986     $32,300
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       0.96%       0.97%
 Net investment income (loss)                                       0.19%       0.71%
Ratios with waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       0.96%       0.96%
 Net investment income (loss)                                       0.19%       0.71%

                                                                  Year Ended       Year Ended    Year Ended
Class I                                                            12/31/03         12/31/02      12/31/01
Net asset value, beginning of period                              $    9.75        $  14.95      $   18.39
                                                                  ---------        --------      ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $   (0.01)      $    0.00(a)   $    0.01
 Net realized and unrealized gain (loss) on investments                2.48           (5.19)         (3.45)
                                                                  ---------       ---------      ---------
  Net increase (decrease) from investment operations              $    2.47       $   (5.19)     $   (3.44)
Distributions to shareowners:
 Net investment income                                                (0.00)(a)       (0.01)            --
                                                                  ---------       ---------      ---------
  Net increase (decrease) in net asset value                      $    2.47       $   (5.20)     $   (3.44)
                                                                  ---------       ---------      ---------
Net asset value, end of period                                    $   12.22       $    9.75      $   14.95
                                                                  =========       =========      ==========
Total return*                                                         25.35%         (34.71)%       (18.71)%
Ratio of net expenses to average net assets+                           1.08%           0.97%          0.85%
Ratio of net investment income (loss) to average net assets+          (0.05)%          0.01%          0.07%
Portfolio turnover rate                                                  58%             86%           111%
Net assets, end of period (in thousands)                          $  35,750       $  34,746      $  72,456
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          1.08%           0.97%          0.85%
 Net investment income (loss)                                         (0.05)%          0.01%          0.07%
Ratios with waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          1.08%           0.97%          0.85%
 Net investment income (loss)                                         (0.05)%          0.01%          0.07%

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
Class I                                                         12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
Net asset value, beginning of period                            $ 24.30      $ 18.57      $ 14.47      $ 14.77      $ 14.42
                                                                -------      -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $  0.43      $  0.52      $  0.74      $  0.62      $  0.68
 Net realized and unrealized gain (loss) on investments           3.10         5.99         4.16         (0.23)       0.40
                                                                -------      -------      -------      -------      -------
  Net increase from investment operations                       $  3.53      $  6.51      $  4.90      $  0.39      $  1.08
Distributions to shareowners:
 Net investment income                                            (0.39)       (0.45)       (0.64)       (0.69)       (0.56)
 Net realized gain                                                (1.31)       (0.33)          --           --           --
 Tax return of capital                                               --           --        (0.16)          --        (0.17)
                                                                -------      -------      -------      -------      -------
  Net increase (decrease) in net asset value                    $  1.83      $  5.73      $  4.10      $ (0.30)     $  0.35
                                                                -------      -------      -------      -------      -------
Net asset value, end of period                                  $ 26.13      $ 24.30      $ 18.57      $ 14.47      $ 14.77
                                                                =======      =======      =======      =======      =======
Total return*                                                     15.13%       35.74%       34.75%       (2.53)%       7.80%
Ratio of net expenses to average net assets+                       0.94%        0.98%        1.03%        1.07%        1.16%
Ratio of net investment income to average net assets+              1.65%        2.41%        4.49%        4.76%        4.71%
Portfolio turnover rate                                              12%          35%          20%          29%          34%
Net assets, end of period (in thousands)                        $32,086      $36,447      $31,891      $29,873      $33,026
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      0.94%        0.98%        1.03%        1.07%        1.16%
 Net investment income                                             1.65%        2.41%        4.49%        4.76%        4.71%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      0.94%        0.98%        1.03%        1.07%        1.16%
 Net investment income                                             1.65%        2.41%        4.49%        4.76%        4.71%

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+   Ratios with no reduction for fees paid indirectly.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


106 The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
Class I                                                          12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
Net asset value, beginning of period                             $ 20.57      $ 18.70      $ 15.28      $ 19.08      $  22.67
                                                                 -------      -------      -------      -------      --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.27      $  0.24      $  0.20      $  0.19      $   0.17
 Net realized and unrealized gain (loss) on investments             0.99         1.85         3.41         (3.81)       (2.57)
                                                                 -------      -------      -------      --------     --------
  Net increase (decrease) from investment operations             $  1.26      $  2.09      $  3.61      $  (3.62)    $  (2.40)
Distributions to shareowners:
 Net investment income                                              (0.28)       (0.22)      (0.19)        (0.18)       (0.17)
 Net realized gain                                                     --           --          --            --        (1.02)
                                                                 --------     --------     --------     --------     --------
  Net increase (decrease) in net asset value                     $  0.98      $  1.87      $  3.42      $  (3.80)    $  (3.59)
                                                                 --------     --------     --------     --------     --------
Net asset value, end of period                                   $ 21.55      $ 20.57      $ 18.70      $  15.28      $ 19.08
                                                                 ========     ========     ========     ========     ========
Total return*                                                        6.17%       11.26%       23.76%       19.03%      (10.85)%
Ratio of net expenses to average net assets+                         0.70%        0.71%        0.76%        0.80%        0.74%
Ratio of net investment income (loss) to average net assets+         1.26%        1.26%        1.16%        1.09%        0.83%
Portfolio turnover rate                                                23%          17%          11%          11%           7%
Net assets, end of period (in thousands)                         $382,973     $454,136     $154,839     $141,892     $199,160
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        0.70%        0.71%        0.76%        0.80%        0.74%
 Net investment income (loss)                                        1.26%        1.26%        1.16%        1.09%        0.83%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        0.70%        0.71%        0.76%        0.80%        0.74%
 Net investment income (loss)                                        1.26%        1.26%        1.16%        1.09%        0.83%

Pioneer Equity Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
Class I                                                          12/31/05     12/31/04     12/31/03     12/31/02      12/31/01
Net asset value, beginning of period                             $ 20.58      $ 18.09      $ 15.11      $  18.40      $ 21.28
                                                                 -------      -------      -------      --------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.51      $  0.44      $  0.41      $   0.42      $  0.40
 Net realized and unrealized gain (loss) on investments             0.66         2.49         2.96         (3.30)       (1.86)
                                                                 -------      -------      -------      --------      -------
  Net increase (decrease) from investment operations             $  1.17      $  2.93      $  3.37      $  (2.88)     $ (1.46)
Distributions to shareowners:
 Net investment income                                             (0.50)       (0.44)       (0.39)       (0.41)        (0.36)
 Net realized gain                                                    --           --           --           --        (1.06)
                                                                 --------     --------     --------     --------      -------
  Net increase (decrease) in net asset value                     $  0.67      $  2.49      $  2.98      $  (3.29)     $ (2.88)
                                                                 --------     --------     --------     --------      -------
Net asset value, end of period                                   $ 21.25      $ 20.58      $ 18.09      $  15.11      $ 18.40
                                                                 ========     ========     ========     ========      ========
Total return*                                                        5.72%       16.39%        0.86%      (15.82)%      (6.97)%
Ratio of net expenses to average net assets+                         0.71%        0.72%        0.78%        0.80%        0.75%
Ratio of net investment income (loss) to average net assets+         2.56%        2.40%        2.55%        2.48%        2.07%
Portfolio turnover rate                                                22%          19%          12%          12%          13%
Net assets, end of period (in thousands)                         $232,249     $188,234     $155,634     $133,258      $164,019
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        0.71%        0.72%        0.78%        0.80%        0.75%
 Net investment income (loss)                                        2.56%        2.40%        2.55%        2.48%        2.07%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        0.71%        0.72%        0.78%        0.80%        0.75%
 Net investment income (loss)                                        2.56%        2.40%        2.55%        2.48%        2.07%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+ Ratios with no reduction for fees paid indirectly.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


The accompanying notes are an integral part of these financial statements. 107

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
Class I                                                         12/31/05    12/31/04     12/31/03     12/31/02    12/31/01(a)
Net asset value, beginning of period                            $ 14.40     $ 14.04      $ 12.27      $  13.91     $ 14.60
                                                                -------     -------      -------      --------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $  0.25     $  0.28      $  0.23      $   0.21     $  0.34
 Net realized and unrealized gain (loss) on investments           0.33        0.39         1.80          (1.63)      (0.67)
                                                                -------     -------      -------      --------     -------
  Net increase (decrease) from investment operations            $  0.58     $  0.67      $  2.03      $  (1.42)    $ (0.33)
Distributions to shareowners:
 Net investment income                                            (0.27)      (0.31)       (0.26)        (0.22)      (0.36)
 Net realized gain                                                   --          --           --            --          --
                                                                -------     -------      -------      --------     -------
  Net increase (decrease) in net asset value                    $  0.31     $  0.36      $  1.77      $  (1.64)    $ (0.69)
                                                                -------     -------      -------      --------     -------
Net asset value, end of period                                  $ 14.71     $ 14.40      $ 14.04      $  12.27     $ 13.91
                                                                =======     =======      =======      ========     =======
Total return*                                                      4.08%       4.79%       16.71%       (10.27)%     (2.26)%
Ratio of net expenses to average net assets+                       0.92%       0.90%        0.91%         0.95%       0.84%
Ratio of net investment income to average net assets+              1.66%       1.96%        1.75%         1.62%       2.42%
Portfolio turnover rate                                              25%         30%          37%          179%        136%
Net assets, end of period (in thousands)                        $29,420     $35,312      $40,773      $ 42,849     $56,890
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      0.92%       0.90%        0.91%         0.95%       0.84%
 Net investment income                                             1.66%       1.96%        1.75%         1.62%       2.42%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      0.92%       0.90%        0.91%         0.95%       0.84%
 Net investment income                                             1.66%       1.96%        1.75%         1.62%       2.42%

Pioneer High Yield VCT Portfolio               PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
Class I                                                          12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
Net asset value, beginning of period                             $ 11.67      $ 11.45      $  9.27      $ 10.33      $  9.82
                                                                 -------      -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.61      $  0.62      $  0.76      $  0.92      $  0.95
 Net realized and unrealized gain (loss) on investments            (0.41)       0.27         2.18         (1.06)        0.62
                                                                 -------      -------      -------      -------      -------
  Net increase (decrease) from investment operations             $  0.20      $  0.89      $  2.94      $ (0.14)     $  1.57
Distributions to shareowners:
 Net investment income                                             (0.61)       (0.62)       (0.76)       (0.92)       (0.95)
 Net realized gain                                                 (0.38)       (0.05)          --           --        (0.11)
                                                                 -------      -------      -------      -------      -------
  Net increase (decrease) in net asset value                    $  (0.79)     $  0.22      $  2.18      $ (1.06)     $  0.51
                                                                --------      -------      -------      -------      -------
Net asset value, end of period                                  $ 10.88       $ 11.67      $ 11.45      $  9.27      $ 10.33
                                                                ========      =======      =======      =======      =======
Total return*                                                       1.95%        8.03%       32.78%       (1.42)%      16.60%
Ratio of net expenses to average net assets+                        0.77%        0.78%        0.89%        1.02%        1.15%
Ratio of net investment income (loss) to average net assets+        5.52%        5.40%        7.22%        9.39%        9.15%
Portfolio turnover rate                                               37%          42%          48%          42%          36%
Net assets, end of period (in thousands)                        $ 63,452      $70,890      $66,587      $41,111      $32,331
Ratios with no waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       0.77%        0.78%        0.89%        1.02%        1.28%
 Net investment income (loss)                                       5.52%        5.40%        7.22%        9.39%        9.02%

(a) The Portfolio began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income by $0.00, increase net realized and unrealized gain (loss) by $0.00 (both amounts round to less than one cent per share) and to decrease the ratio of net investment income to average net assets with waiver of management fees by PIM and reduction for fees paid indirectly.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+   Ratios with no reduction for fees paid indirectly.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

108 The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
Class I                                                         12/31/05    12/31/04     12/31/03     12/31/02     12/31/01
Net asset value, beginning of period                            $ 11.26     $ 11.01      $  9.67      $ 9.33       $ 9.43
                                                                -------     -------      -------      ------       ------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $  0.61     $  0.60      $  0.62      $ 0.65       $ 0.67
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                   (0.31)      0.47         1.38         0.32        (0.04)
                                                                -------     -------      -------      ------       -------
  Net increase from investment operations                       $  0.30     $  1.07      $  2.00      $ 0.97       $ 0.63
Distributions to shareowners:
 Net investment income                                            (0.64)      (0.66)       (0.66)       (0.63)       (0.67)
 Net realized gain                                                (0.16)      (0.16)          --           --        (0.06)
                                                                -------     -------      -------      -------      -------
  Net increase (decrease) in net asset value                   $  (0.50)    $  0.25      $  1.34      $ 0.34       $ (0.10)
                                                               --------     -------      -------      -------      -------
Net asset value, end of period                                 $ 10.76      $ 11.26      $ 11.01      $ 9.67       $ 9.33
                                                               ========     =======      =======      =======      ========
Total return*                                                      2.74%      10.25%       21.24%       10.72%        6.90%
Ratio of net expenses to average net assets+                       0.89%       1.03%        1.25%        1.25%        1.25%
Ratio of net investment income to average net assets+              5.57%       5.52%        5.95%        6.75%        7.16%
Portfolio turnover rate                                              46%         53%          68%          50%          55%
Net assets, end of period (in thousands)                       $ 20,662     $20,814      $19,312      $14,692      $ 7,479
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      0.89%       1.03%        1.25%        1.62%        2.44%
 Net investment income                                             5.57%       5.52%        5.95%        6.38%        5.97%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      0.89%       1.03%        1.25%        1.25%        1.25%
 Net investment income                                             5.57%       5.52%        5.95%        6.75%        7.16%

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
+ Ratios with no reduction for fees paid indirectly.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


The accompanying notes are an integral part of these financial statements.  109

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
Class I                                                          12/31/05    12/31/04     12/31/03     12/31/02    12/31/01(a)
Net asset value, beginning of period                             $ 10.11     $ 10.35      $ 10.59      $ 10.06      $  9.97
                                                                 -------     -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.38     $  0.37      $  0.35      $  0.46      $  0.52
 Net realized and unrealized gain (loss) on investments            (0.18)      (0.03)       (0.16)       0.56         0.12
                                                                 -------     -------      -------      -------      -------
  Net increase (decrease) from investment operations             $  0.20     $  0.34      $  0.19      $  1.02      $  0.64
Distributions to shareowners:
 Net investment income                                             (0.47)      (0.58)       (0.43)       (0.49)       (0.55)
 Net realized gain                                                    --          --           --           --           --
                                                                 -------     -------      -------      -------      -------
  Net increase (decrease) in net asset value                    $  (0.27)   $  (0.24)    $  (0.24)     $  0.53      $  0.09
                                                                --------    --------     --------      -------      -------
Net asset value, end of period                                  $  9.84     $ 10.11      $ 10.35       $ 10.59      $ 10.06
                                                                ========    ========     ========      =======      =======
Total return*                                                       2.02%       3.42%        1.81%       10.32%        6.48%
Ratio of net expenses to average net assets+                        0.82%       0.79%        0.78%        0.81%        0.83%
Ratio of net investment income (loss) to average net assets+        4.05%       3.74%        3.45%        4.39%        5.19%
Portfolio turnover rate                                               23%         37%          34%          54%          71%
Net assets, end of period (in thousands)                        $ 25,767    $ 32,342     $ 44,526      $69,551      $37,381
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       0.82%       0.79%        0.78%        0.81%        0.85%
 Net investment income (loss)                                       4.05%       3.74%        3.45%        4.39%        5.17%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       0.82%       0.79%        0.78%        0.81%        0.82%
 Net investment income (loss)                                       4.05%       3.74%        3.45%        4.39%        5.20%

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
Class I                                                        12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
Net asset value, beginning of period                           $  1.00      $ 1.000      $ 1.000      $ 1.00       $ 1.00
                                                               -------      -------      -------      ------       ------
Increase (decrease) from investment operations:
 Net investment income                                         $ 0.025      $ 0.007      $ 0.006      $ 0.01       $ 0.03
 Net realized and unrealized gain (loss) on investments              --           --           --          --           --
                                                               --------     --------     --------     -------      -------
  Net increase (decrease) from investment operations           $ 0.025      $ 0.007      $ 0.006      $ 0.01       $ 0.03
Distributions to shareowners:
 Net investment income                                           (0.025)      (0.007)      (0.006)      (0.01)       (0.03)
                                                               --------     --------     --------     -------      -------
Net asset value, end of period                                 $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                               ========     ========     ========     =======      ========
Total return*                                                     2.47  %      0.65  %      0.56  %      1.19%        3.39%
Ratio of net expenses to average net assets+                      0.73  %      0.74  %      0.72  %      0.78%        0.78%
Ratio of net investment income to average net assets+             2.40  %      0.66  %      0.58  %      1.11%        3.16%
Net assets, end of period (in thousands)                        $33,216      $42,896      $34,736     $59,521      $49,545
Ratios with no waiver of fees and assumption of expenses by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                     0.73  %      0.74  %      0.72  %      0.78%        0.78%
 Net investment income                                            2.40  %      0.66  %      0.58  %      1.11%        3.16%
Ratios with waiver of fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                     0.73  %      0.74  %      0.72  %      0.78%        0.78%
 Net investment income                                            2.40  %      0.66  %      0.58  %      1.11%        3.16%

(a) The Portfolio began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income by $0.00, increase net realized and unrealized gain (loss) by $0.00 (both amounts round to less than one cent per share) and to decrease the ratio of net investment income to average net assets with waiver of management fees by PIM and reduction for fees paid indirectly from 5.38% to 5.17%.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+   Ratios with no reduction for fees paid indirectly.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


110  The accompanying notes are an integral part of these financial statements.

                 (This page has been left blank intentionally.)

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

                                                                                           Pioneer
                                                                                           Emerging          Pioneer
                                                                                           Markets           Europe
                                                                                        VCT Portfolio     VCT Portfolio
ASSETS:
 Investment in securities, at value (including securities loaned of $3,255,137, $0,
  $360,311,
 $3,705,730, $1,348,547, $0 and $804,362, respectively) (Cost $39,949,138,
 $15,777,172, $21,810,290, $39,267,953, $13,015,198, $328,641,094 and
 $34,087,929, respectively)                                                             $ 58,053,520      $ 18,335,402
 Cash                                                                                             --           360,949
 Foreign currencies, at value (Cost $246,193, $0, $0, $0, $0, $0, $0, and $0,                249,693                --
  respectively)
 Receivables --
 Investment securities sold                                                                  425,551                --
 Fund shares sold                                                                              1,718             4,979
 Variation margin                                                                                 --                --
 Dividends, interest and foreign taxes withheld                                              115,610            24,054
 Other                                                                                         3,608                --
                                                                                        ------------      ------------
   Total assets                                                                         $ 58,849,700      $ 18,725,384
                                                                                        ------------      ------------
LIABILITIES:
 Payables --
 Investment securities purchased                                                        $         --      $         --
 Fund shares repurchased                                                                     107,737             1,370
 Dividends                                                                                        --                --
 Upon return of securities loaned                                                          3,324,063                --
 Variation margin                                                                                 --                --
 Reserve for repatriation taxes                                                               52,359                --
 Due to bank                                                                                  32,753                --
 Due to affiliates                                                                             7,846             4,020
 Accrued expenses                                                                             93,380            48,290
                                                                                        ------------      ------------
   Total liabilities                                                                    $  3,618,138      $     53,680
                                                                                        ------------      ------------
NET ASSETS:
 Paid-in capital                                                                        $ 32,037,155      $ 20,701,846
 Undistributed net investment income                                                          24,792           106,090
 Accumulated net realized gain (loss)                                                      5,114,124        (4,694,306)
 Net unrealized gain (loss) on:
 Investments                                                                              18,052,022         2,558,230
 Futures contracts                                                                                --                --
 Forward foreign currency contracts and other assets and liabilities denominated
  in foreign currencies                                                                        3,469              (156)
                                                                                        ------------      ------------
   Total net assets                                                                     $ 55,231,562      $ 18,671,704
                                                                                        ------------      ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
 Net assets                                                                             $ 11,205,395      $  8,714,040
 Shares outstanding                                                                          398,940           763,219
                                                                                        ------------      ------------
 Net asset value per share                                                              $      28.09      $      11.42
 Class II:
 (No par value, unlimited number of shares authorized)
 Net assets                                                                             $ 44,026,167      $  9,957,664
 Shares outstanding                                                                        1,581,297           889,288
                                                                                        ------------      ------------
 Net asset value per share                                                              $      27.84      $      11.20

112 The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Pioneer           Pioneer           Pioneer            Pioneer             Pioneer
 International       Small Cap           Small             Mid Cap             Growth
     Value             Value            Company             Value              Shares
 VCT Portfolio     VCT Portfolio     VCT Portfolio      VCT Portfolio       VCT Portfolio
 $ 27,342,577       $45,430,594      $ 13,955,743       $ 374,498,447      $  34,981,065
           --           854,630           545,788           2,963,747                 --
           --                --                --                  --                 --
           --           105,024             9,459             542,016                 --
        3,044            40,895             1,621             175,302                 --
           --                --                --                  --                 --
       32,223            66,521            21,524             404,805             33,532
          869               324                --               5,510                472
 ------------       -----------      ------------       -------------      -------------
 $ 27,378,713       $46,497,988      $ 14,534,135       $ 378,589,827      $  35,015,069
 ------------       -----------      ------------       -------------      -------------

 $         --       $   207,694      $         --       $     807,739      $          --
        7,885           100,575            41,334             577,539             15,640
           --                --                --                  --                 --
      372,684         3,838,966         1,399,038                  --            836,722
           --             3,800                --                  --                 --
           --                --                --                  --                 --
       17,439                --                --                  --             12,857
        6,479             8,104             9,766              22,486              5,126
       72,502            84,642            67,558             128,086             63,039
 ------------       -----------      ------------       -------------      -------------
 $    476,989       $ 4,243,781      $  1,517,696       $   1,535,850      $     933,384
 ------------       -----------      ------------       -------------      -------------

 $ 31,131,519       $33,361,929      $ 11,957,445       $ 236,779,575      $  69,764,312
      120,607            94,683             1,307           2,874,732             49,058
   (9,882,195)        2,652,682           117,142          91,542,317        (36,624,821)
    5,532,287         6,162,641           940,545          45,857,353            893,136
           --           (17,728)               --                  --                 --
         (494)               --                --                  --                 --
 ------------       -----------      ------------       -------------      -------------
 $ 26,901,724       $42,254,207      $ 13,016,439       $ 377,053,977      $  34,081,685
 ------------       -----------      ------------       -------------      -------------

 $ 21,175,902       $20,554,697      $  3,284,702       $ 288,836,624      $  26,986,164
    1,544,426         1,269,643           277,175          11,553,502          2,015,777
 ------------       -----------      ------------       -------------      -------------
 $      13.71       $     16.19      $      11.85       $       25.00      $       13.39
 $  5,725,822       $21,699,510      $  9,731,737       $  88,217,353      $   7,095,521
      420,103         1,350,250           831,281           3,569,045            537,490
 ------------       -----------      ------------       -------------      -------------
 $      13.63       $     16.07      $      11.71       $       24.72      $       13.20

The accompanying notes are an integral part of these financial statements. 113

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES 12/31/05                      (continued)
--------------------------------------------------------------------------------

                                                                                                Pioneer
                                                                                              Real Estate         Pioneer
                                                                                                 Shares            Fund
                                                                                             VCT Portfolio     VCT Portfolio
ASSETS:
 Investment in securities, at value (including securities loaned of $17,090,365, $0,
 $5,410,328, $139,821, $2,164,219, $479,824, $0 and $0, respectively) (Cost
 $78,047,428, $396,395,153, $306,088,142, $37,306,341, $109,730,582,
 $57,158,609, $46,408,976 and $34,678,375, respectively)                                     $ 115,844,546    $ 499,826,017
 Cash                                                                                              992,681          952,541
 Foreign currencies, at value (Cost $0, $0, $0, $0, $0, $9,491, $0 and $0, respectively)                --               --
 Receivables --
 Investment securities sold                                                                        282,762               --
 Fund shares sold                                                                                   42,554           22,858
 Variation margin                                                                                       --               --
 Dividends, interest and foreign taxes withheld                                                    494,270          958,591
 Forward foreign currency settlement contracts, net                                                     --               --
 Forward foreign currency portfolio hedge contracts, open -- net                                        --               --
 Due from Pioneer Investment Management, Inc.                                                           --            8,177
 Other                                                                                               1,934           12,616
                                                                                             -------------    -------------
   Total assets                                                                              $ 117,658,747    $ 501,780,800
                                                                                             -------------    -------------
LIABILITIES:
 Payables --
 Investment securities purchased                                                             $          --    $          --
 Fund shares repurchased                                                                           546,900        1,997,352
 Dividends                                                                                              --               --
 Upon return for securities loaned                                                              17,545,193               --
 Due to affiliates                                                                                   9,274           21,577
 Accrued expenses                                                                                   88,126          132,329
                                                                                             -------------    -------------
   Total liabilities                                                                         $  18,189,493    $   2,151,258
                                                                                             -------------    -------------
NET ASSETS:
 Paid-in capital                                                                             $  56,459,993    $ 436,333,003
 Undistributed (distributions in excess of) net investment income (loss)                           211,528           27,272
 Accumulated net realized gain (loss)                                                            5,000,615      (40,161,597)
 Net unrealized gain (loss) on:
 Investments                                                                                    37,797,118      103,430,864
 Forward foreign currency contracts and other assets and liabilities denominated
  in foreign currencies                                                                                 --               --
                                                                                             -------------    -------------
   Total net assets                                                                          $  99,469,254    $ 499,629,542
                                                                                             -------------    -------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
 Net assets                                                                                  $  32,086,132    $ 382,973,420
 Shares outstanding                                                                              1,227,893       17,771,437
                                                                                             -------------    -------------
 Net asset value per share                                                                   $       26.13    $       21.55
 Class II:
 (No par value, unlimited number of shares authorized)
 Net assets                                                                                  $  67,383,122    $ 116,656,122
 Shares outstanding                                                                              2,583,192        5,427,712
                                                                                             -------------    -------------
 Net asset value per share                                                                   $       26.09    $       21.49


114 The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Pioneer                              Pioneer           Pioneer           Pioneer           Pioneer
      Equity            Pioneer             High           Strategic          America            Money
      Income            Balanced           Yield             Income            Income           Market
  VCT Portfolio      VCT Portfolio     VCT Portfolio     VCT Portfolio     VCT Portfolio     VCT Portfolio
  $ 362,282,641      $ 41,678,223      $109,525,333      $ 57,975,600      $ 46,356,306      $34,678,375
      1,343,083           423,014           682,465         2,421,786           359,270          640,143
             --                --                --             9,479                --               --
        270,080            80,932                --            82,733                --               --
        718,286            10,632         1,304,169            50,370            63,211               --
             --                --                --                --                --               --
      1,205,543           159,754         1,544,979           852,240           431,824          114,691
             --                --                --                --                --               --
             --                --                --            13,826                --               --
             --                --                --                --                --               --
          1,190                --                --                --                43              615
  -------------      ------------      ------------      ------------      ------------      -----------
  $ 365,820,823      $ 42,352,555      $113,056,946      $ 61,406,034      $ 47,210,654      $35,433,824
  -------------      ------------      ------------      ------------      ------------      -----------

  $          --      $     43,301      $         --      $     55,611      $         --      $ 2,074,707
        390,376             5,240            68,166            58,139             7,943           95,618
             --                --                --                --                --            2,863
      5,595,647           141,455         2,282,850           508,725                --               --
         18,516             5,636             8,448             6,656             5,662            4,610
        108,954            76,607            76,534            69,492            78,879           39,931
  -------------      ------------      ------------      ------------      ------------      -----------
  $   6,113,493      $    272,239      $  2,435,998      $    698,623      $     92,484      $ 2,217,729
  -------------      ------------      ------------      ------------      ------------      -----------

  $ 295,718,431      $ 41,790,013      $109,236,906      $ 59,217,713      $ 48,837,957      $33,218,610
      1,751,090            (4,725)           59,865           397,503          (322,520)             333
      6,043,310        (4,076,854)        1,529,426           265,546        (1,344,597)          (2,974)
     56,194,499         4,371,882          (205,249)          816,991           (52,670)             126
             --                --                --             9,658                --               --
  -------------      ------------      ------------      ------------      ------------      -----------
  $ 359,707,330      $ 42,080,316      $110,620,948      $ 60,707,411      $ 47,118,170      $33,216,095
  -------------      ------------      ------------      ------------      ------------      -----------

  $ 232,248,734      $ 29,419,900      $ 63,451,822      $ 20,662,447      $ 25,766,723      $33,216,095
     10,927,244         2,000,046         5,831,312         1,920,286         2,619,336       33,222,976
  -------------      ------------      ------------      ------------      ------------      -----------
  $       21.25      $      14.71      $      10.88      $      10.76      $       9.84      $      1.00
  $ 127,458,596      $ 12,660,416      $ 47,169,126      $ 40,044,964      $ 21,351,447      $        --
      5,964,294           862,830         4,335,176         3,721,336         2,167,193               --
  -------------      ------------      ------------      ------------      ------------      -----------
  $       21.37      $      14.67      $      10.88      $      10.76      $       9.85      $        --



The accompanying notes are an integral part of these financial statements. 115

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS 12/31/05
--------------------------------------------------------------------------------

                                                                                                Pioneer             Pioneer
                                                                                           Emerging Markets         Europe
                                                                                             VCT Portfolio       VCT Portfolio
                                                                                                 Year                Year
                                                                                                 Ended               Ended
                                                                                               12/31/05            12/31/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $167,202, $63,473, $75,067, $884,
 $74, $19,183 and $2,445, respectively)                                                      $ 1,160,247         $    436,678
 Interest                                                                                         17,442                6,748
 Income on securities loaned, net                                                                  8,599                   --
                                                                                             -----------         ------------
  Total investment income                                                                    $ 1,186,288         $    443,426
                                                                                             -----------         ------------
EXPENSES:
 Management fees                                                                             $   510,446         $    181,631
 Transfer agent fees and expenses                                                                  7,715                2,753
 Distribution fees (Class II)                                                                     87,711               22,956
 Administrative reimbursements                                                                    18,512               18,512
 Custodian fees                                                                                  135,998               37,053
 Professional fees                                                                                71,787               42,316
 Printing expense                                                                                 10,670               12,988
 Fees and expenses of nonaffiliated trustees                                                       4,569                4,005
 Miscellaneous                                                                                    17,186               20,492
                                                                                             -----------         ------------
  Total expenses                                                                             $   864,594         $    342,706
  Less management fees waived and expenses assumed
   by Pioneer Investment Management, Inc.                                                        (10,565)             (47,561)
  Less fees paid indirectly                                                                           --                   --
                                                                                             -----------         ------------
  Net expenses                                                                               $   854,029         $    295,145
                                                                                             -----------         ------------
    Net investment income                                                                    $   332,259         $    148,281
                                                                                             -----------         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
 Investments (net of foreign capital gain taxes of $34,788, $0, $0, $0, $0, $0 and
  $0, respectively)                                                                          $ 7,432,445         $  3,151,091
 Redemptions in kind                                                                                  --                   --
 Futures contracts                                                                                    --                   --
 Forward foreign currency contracts and other assets
  and liabilities denominated in foreign currencies                                             (126,742)             (42,124)
                                                                                             -----------         ------------
                                                                                             $ 7,305,703         $  3,108,967
                                                                                             -----------         ------------
 Change in net unrealized gain (loss) from:
 Investments (net of the change in reserve for repatriation taxes of $16,869, $0, $0,
  $0, $0, $0 and $0, respectively)                                                           $ 7,394,630         $ (1,854,575)
 Futures contracts                                                                                    --                   --
 Forward foreign currency contracts and other assets and liabilities denominated in
  foreign currencies                                                                              (4,278)              (2,742)
                                                                                             -----------         ------------
                                                                                             $ 7,390,352         $ (1,857,317)
                                                                                             -----------         ------------
 Net gain (loss) on investments, futures contracts
 and foreign currency transactions                                                           $14,696,055         $  1,251,650
                                                                                             ===========         ============
 Net increase in net assets resulting from operations                                        $15,028,314         $  1,399,931
                                                                                             ===========         ============

116 The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       Pioneer               Pioneer            Pioneer            Pioneer             Pioneer
 International Value     Small Cap Value     Small Company      Mid Cap Value       Growth Shares
    VCT Portfolio         VCT Portfolio      VCT Portfolio      VCT Portfolio       VCT Portfolio
         Year                  Year               Year               Year               Year
        Ended                 Ended              Ended              Ended               Ended
       12/31/05              12/31/05           12/31/05           12/31/05           12/31/05
     $  541,725            $  418,320          $ 163,632        $   8,645,128       $    414,616
         12,408               102,972             15,206              431,672              7,418
         21,147                11,006              8,882               88,225              2,263
     ----------            ----------          ---------        -------------       ------------
     $  575,280            $  532,298          $ 187,720        $   9,165,025       $    424,297
     ----------            ----------          ---------        -------------       ------------
     $  258,471            $  262,583          $  99,091        $   4,812,824       $    258,486
          8,676                 3,000              7,715                7,468              7,468
         12,164                39,927             24,684            1,087,653             19,680
         18,512                18,512             18,512              148,904             18,512
         29,895                33,950             26,871               54,824             28,449
         49,782                45,919             33,845               65,495             32,252
         12,970                28,855             17,234               92,301              3,007
          3,983                 4,025              3,901               14,074              3,964
         16,902                 3,277              2,955               19,212              4,454
     ----------            ----------          ---------        -------------       ------------
     $  411,355            $  440,048          $ 234,808        $   6,302,755       $    376,272
             --                    --            (47,244)                  --                 --
             --                    --               (139)             (14,320)            (1,220)
     ----------            ----------          ---------        -------------       ------------
     $  411,355            $  440,048          $ 187,425        $   6,288,435       $    375,052
     ----------            ----------          ---------        -------------       ------------
     $  163,925            $   92,250          $     295        $   2,876,590       $     49,245
     ----------            ----------          ---------        -------------       ------------
     $4,225,791            $2,937,296          $ 167,549        $  97,033,276       $  3,211,502
             --                    --                 --           49,200,447                 --
             --                87,722                 --                   --                 --
        (39,160)                   --                 --                   --                 --
     ----------            ----------          ---------        -------------       ------------
     $4,186,631            $3,025,018          $ 167,549        $ 146,233,723       $  3,211,502
     ----------            ----------          ---------        -------------       ------------
     $ (618,775)           $1,061,614          $  39,771        $ (98,298,212)      $ (2,083,627)
             --               (50,893)                --                   --                 --
            841                    --                 --                   --                 --
     ----------            ----------          ---------        -------------       ------------
     $ (617,934)           $1,010,721          $  39,771        $ (98,298,212)      $ (2,083,627)
     ----------            ----------          ---------        -------------       ------------
     $3,568,697            $4,035,739          $ 207,320        $  47,935,511       $  1,127,875
     ==========            ==========          =========        =============       ============
     $3,732,622            $4,127,989          $ 207,615        $  50,812,101       $  1,177,120
     ==========            ==========          =========        =============       ============

The accompanying notes are an integral part of these financial statements. 117

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS 12/31/05                                  (continued)
--------------------------------------------------------------------------------

                                                                                              Pioneer              Pioneer
                                                                                        Real Estate Shares           Fund
                                                                                           VCT Portfolio        VCT Portfolio
                                                                                               Year                  Year
                                                                                               Ended                Ended
                                                                                             12/31/05              12/31/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $10,451, $67,202, $0, $560, $0, $0, $0
 and $0, respectively)                                                                      $ 2,522,994         $  10,293,023
 Interest                                                                                        27,159               132,621
 Income on securities loaned, net                                                                16,232                22,461
                                                                                            -----------         -------------
  Total investment income                                                                   $ 2,566,385         $  10,448,105
                                                                                            -----------         -------------
EXPENSES:
 Management fees                                                                            $   782,628         $   3,461,438
 Transfer agent fees and expenses                                                                 3,000                 5,974
 Distribution fees (Class II)                                                                   162,146               305,003
 Administrative reimbursements                                                                   18,700               105,852
 Custodian fees                                                                                  22,345                14,300
 Professional fees                                                                               41,419                48,553
 Printing expense                                                                                32,568                77,940
 Fees and expenses of nonaffiliated trustees                                                      4,858                 9,634
 Miscellaneous                                                                                    9,767                12,496
                                                                                            -----------         -------------
  Total expenses                                                                            $ 1,077,431         $   4,041,190
  Less fees paid indirectly                                                                          --                    --
                                                                                            -----------         -------------
  Net expenses                                                                              $ 1,077,431         $   4,041,190
                                                                                            -----------         -------------
    Net investment income                                                                   $ 1,488,954         $   6,406,915
                                                                                            -----------         -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
 Investments                                                                                $ 6,859,537         $  29,925,821
 Redemptions in kind                                                                                 --            16,752,070
 Forward foreign currency contracts and other assets
  and liabilities denominated in foreign currencies                                                  --                 1,179
                                                                                            -----------         -------------
                                                                                            $ 6,859,537         $  46,679,070
                                                                                            -----------         -------------
 Change in net unrealized gain (loss) from:
 Investments                                                                                $ 5,415,473         $ (23,029,256)
 Forward foreign currency contracts and other assets
  and liabilities denominated in foreign currencies                                                  --                    --
                                                                                            -----------         -------------
                                                                                            $ 5,415,473         $ (23,029,256)
                                                                                            -----------         -------------
 Net gain (loss) on investments, futures contracts
 and foreign currency transactions                                                          $12,275,010         $  23,649,814
                                                                                            ===========         =============
 Net increase in net assets resulting
 from operations                                                                            $13,763,964         $  30,056,729
                                                                                            ===========         =============


118 The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               Pioneer           Pioneer
    Pioneer           Pioneer           Pioneer             Pioneer            America            Money
 Equity Income        Balanced         High Yield      Strategic Income         Income           Market
 VCT Portfolio     VCT Portfolio     VCT Portfolio       VCT Portfolio      VCT Portfolio     VCT Portfolio
      Year              Year              Year               Year                Year             Year
     Ended             Ended             Ended               Ended              Ended             Ended
    12/31/05          12/31/05          12/31/05           12/31/05            12/31/05         12/31/05
 $ 10,276,103       $  319,740       $    250,030        $  3,555,083        $       --        $       --
      339,380          826,374          6,763,663               7,305         2,250,256         1,229,389
        3,025            2,706             14,050                  --                --                --
 ------------       ----------       ------------        ------------        ----------        ----------
 $ 10,618,508       $1,148,820       $  7,027,743        $  3,562,388        $2,250,256        $1,229,389
 ------------       ----------       ------------        ------------        ----------        ----------
 $  2,107,678       $  289,737       $    725,723        $    359,166        $  258,627        $  196,195
        7,715            7,714              7,715               7,715             7,715             6,091
      283,178           30,536            117,009              85,494            44,260                --
       62,333           18,512             22,311              18,512            18,512            18,512
       38,630           16,760             20,659              22,421            22,493            22,067
       37,638           49,599             41,351              50,166            49,758            32,754
       40,238           16,402             33,849              15,635            14,371             3,576
        4,224            4,606              5,115               4,888             4,444             3,879
        8,884           10,779              7,045              13,040            11,265             3,723
 ------------       ----------       ------------        ------------        ----------        ----------
 $  2,590,518       $  444,645       $    980,777        $    577,037        $  431,445        $  286,797
      (35,127)              --                 --                  --                --                --
 ------------       ----------       ------------        ------------        ----------        ----------
 $  2,555,391       $  444,645       $    980,777        $    577,037        $  431,445        $  286,797
 ------------       ----------       ------------        ------------        ----------        ----------
 $  8,063,117       $  704,175       $  6,046,966        $  2,985,351        $1,818,811        $  942,592
 ------------       ----------       ------------        ------------        ----------        ----------
 $ 19,415,048       $1,339,268       $  1,530,055        $    482,520        $   (8,670)       $       85
           --               --                 --                  --                --                --
           --               --                 --              28,986                --                --
 ------------       ----------       ------------        ------------        ----------        ----------
 $ 19,415,048       $1,339,268       $  1,530,055        $    511,506        $   (8,670)       $       85
 ------------       ----------       ------------        ------------        ----------        ----------
 $ (9,053,445)      $ (318,959)      $ (5,535,598)       $ (2,112,657)       $ (945,559)       $      126
           --               --                 --              77,046                --                --
 ------------       ----------       ------------        ------------        ----------        ----------
 $ (9,053,445)      $ (318,959)      $ (5,535,598)       $ (2,035,611)       $ (945,559)       $      126
 ------------       ----------       ------------        ------------        ----------        ----------
 $ 10,361,603       $1,020,309       $ (4,005,543)       $ (1,524,105)       $ (954,229)       $      211
 ============       ==========       ============        ============        ==========        ==========
 $ 18,424,720       $1,724,484       $  2,041,423        $  1,461,246        $  864,582        $  942,803
 ============       ==========       ============        ============        ==========        ==========

The accompanying notes are an integral part of these financial statements.  119

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS 12/31/05
--------------------------------------------------------------------------------


                                                        Pioneer Emerging                          Pioneer
                                                      Markets VCT Portfolio                Europe VCT Portfolio
                                                     Year               Year               Year              Year
                                                     Ended              Ended             Ended             Ended
                                                   12/31/05           12/31/04           12/31/05          12/31/04
FROM OPERATIONS:
Net investment income (loss)                    $     332,259      $     322,489      $    148,281      $    118,530
Net realized gain on investments                    7,305,703          5,573,183         3,108,967         1,154,559
Change in net unrealized gain (loss) on
 investments, futures contracts and foreign
 currency transactions                              7,390,352             22,693        (1,857,317)        1,402,807
                                                -------------      -------------      ------------      ------------
  Net increase in net assets resulting
    from operations                             $  15,028,314      $   5,918,365      $  1,399,931      $  2,675,896
                                                -------------      -------------      ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                        $     (50,778)     $     (65,091)     $    (58,420)     $    (65,951)
 Class II                                            (161,235)          (196,317)          (44,828)          (38,910)
Net realized gain
 Class I                                                   --                 --                --                --
 Class II                                                  --                 --                --                --
                                                -------------      -------------      ------------      ------------
  Total distributions to shareowners            $    (212,013)     $    (261,408)     $   (103,248)     $   (104,861)
                                                -------------      -------------      ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                $  13,210,315      $   9,587,268      $  3,090,347      $  3,890,105
Reinvestment of distributions                         210,764            259,912           103,248           104,862
Cost of shares repurchased                        (11,986,023)       (11,459,650)       (3,544,212)       (3,175,336)
                                                -------------      -------------      ------------      ------------
 Net increase (decrease) in net assets
  resulting from Fund share transactions        $   1,435,056      $  (1,612,470)     $   (350,617)     $    819,631
                                                -------------      -------------      ------------      ------------
 Net increase (decrease) in net assets          $  16,251,357      $   4,044,487      $    946,066      $  3,390,666
                                                -------------      -------------      ------------      ------------
NET ASSETS:
Beginning of year                               $  38,980,205      $  34,935,718      $ 17,725,638      $ 14,334,972
                                                -------------      -------------      ------------      ------------
End of year                                     $  55,231,562      $  38,980,205      $ 18,671,704      $ 17,725,638
                                                =============      =============      ============      ============
Undistributed net investment income,
 end of year                                    $      24,792      $      44,879      $    106,090      $    103,181
                                                =============      =============      ============      ============

120 The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Pioneer International              Pioneer Small Cap Value               Pioneer Small Company
       Value VCT Portfolio                    VCT Portfolio                        VCT Portfolio
      Year              Year              Year               Year              Year              Year
      Ended             Ended             Ended             Ended             Ended             Ended
    12/31/05          12/31/04          12/31/05           12/31/04          12/31/05          12/31/04
  $    163,925      $     93,454      $     92,250      $    (55,495)     $        295      $    (46,684)
     4,186,631         2,810,326         3,025,018         1,744,190           167,549         2,015,360
      (617,934)        1,310,186         1,010,721         2,532,121            39,771          (384,806)
  ------------      ------------      ------------      ------------      ------------      ------------
  $  3,732,622      $  4,213,966      $  4,127,989      $  4,220,816      $    207,615      $  1,583,870
  ------------      ------------      ------------      ------------      ------------      ------------
  $    (31,154)     $   (113,573)     $         --      $         --      $         --      $         --
        (3,084)           (8,890)               --                --                --                --
            --                --          (593,880)               --          (336,596)               --
            --                --          (497,417)               --        (1,039,487)               --
  ------------      ------------      ------------      ------------      ------------      ------------
  $    (34,238)     $   (122,463)     $ (1,091,297)     $         --      $ (1,376,083)     $         --
  ------------      ------------      ------------      ------------      ------------      ------------
  $  3,244,454      $  4,380,480      $ 20,346,152      $ 14,302,057      $  1,818,697      $  4,450,765
        34,238           122,460                --                --         1,363,305                --
    (7,067,685)       (5,189,620)       (9,966,656)       (4,493,153)       (2,867,211)       (3,135,048)
  ------------      ------------      ------------      ------------      ------------      ------------
  $ (3,788,993)     $   (686,680)     $ 10,379,496      $  9,808,904      $    314,791      $  1,315,717
  ------------      ------------      ------------      ------------      ------------      ------------
  $    (90,609)     $  3,404,823      $ 13,416,188      $ 14,029,720      $   (853,677)     $  2,899,587
  ------------      ------------      ------------      ------------      ------------      ------------
  $ 26,992,333      $ 23,587,510      $ 28,838,019      $ 14,808,299      $ 13,870,116      $ 10,970,529
  ------------      ------------      ------------      ------------      ------------      ------------
  $ 26,901,724      $ 26,992,333      $ 42,254,207      $ 28,838,019      $ 13,016,439      $ 13,870,116
  ============      ============      ============      ============      ============      ============
  $    120,607      $     30,080      $     94,683      $        260      $      1,307      $         --
  ============      ============      ============      ============      ============      ============


The accompanying notes are an integral part of these financial statements.  121

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS 12/31/05                       (continued)
--------------------------------------------------------------------------------

                                                               Pioneer Mid Cap                       Pioneer Growth
                                                             Value VCT Portfolio                  Shares VCT Portfolio
                                                           Year                Year               Year              Year
                                                           Ended               Ended             Ended             Ended
                                                         12/31/05            12/31/04           12/31/05          12/31/04
FROM OPERATIONS:
Net investment income                                 $    2,876,590      $   2,164,987      $     49,245      $    271,723
Net realized gain on investments, redemptions in
 kind and foreign currency transactions                  146,233,723         53,898,712         3,211,502         1,562,700
Change in net unrealized gain (loss) on
 investments, futures contracts and foreign
 currency transactions                                   (98,298,212)        70,310,429        (2,083,627)          618,844
                                                      --------------      -------------      ------------      ------------
  Net increase in net assets
    resulting from operations                         $   50,812,101      $ 126,374,128      $  1,177,120      $  2,453,267
                                                      --------------      -------------      ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                              $     (980,182)     $    (711,725)     $   (221,887)     $         --
 Class II                                                 (1,186,576)        (1,067,643)          (50,023)               --
Net realized gain
 Class I                                                 (18,901,870)        (1,863,831)               --                --
 Class II                                                (33,992,323)        (3,740,321)               --                --
                                                      --------------      -------------      ------------      ------------
  Total distributions to shareowners                  $  (55,060,951)     $  (7,383,520)     $   (271,910)     $         --
                                                      --------------      -------------      ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                      $  138,080,446      $ 331,791,818      $  2,192,354      $  5,638,676
Class I shares issued in reorganization                           --         49,670,328                --                --
Reinvestment of distributions                             55,060,951          7,383,520           271,910                --
Cost of shares repurchased                              (163,603,573)       (49,217,509)       (9,337,142)       (6,840,932)
Redemptions in kind                                     (488,210,933)                --                --                --
                                                      --------------      -------------      ------------      ------------
 Net increase (decrease) in net assets
  resulting from Fund share transactions              $ (458,673,109)     $ 339,628,157      $ (6,872,878)     $ (1,202,256)
                                                      --------------      -------------      ------------      ------------
 Net increase (decrease) in net assets                $ (462,921,959)     $ 458,618,765      $ (5,967,668)     $  1,251,011
                                                      --------------      -------------      ------------      ------------
NET ASSETS:
Beginning of year                                     $  839,975,936      $ 381,357,171      $ 40,049,353      $ 38,798,342
                                                      --------------      -------------      ------------      ------------
End of year                                           $  377,053,977      $ 839,975,936      $ 34,081,685      $ 40,049,353
                                                      ==============      =============      ============      ============
Undistributed net investment income,
 end of year                                          $    2,874,732      $   2,164,900      $     49,058      $    271,723
                                                      ==============      =============      ============      ============


122 The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       Pioneer Real Estate                      Pioneer Fund                          Pioneer Equity
      Shares VCT Portfolio                      VCT Portfolio                      Income VCT Portfolio
      Year              Year               Year                Year               Year              Year
     Ended             Ended               Ended               Ended             Ended              Ended
    12/31/05          12/31/04           12/31/05            12/31/04           12/31/05          12/31/04
 $   1,488,954     $   1,806,090      $    6,406,915      $   3,200,048      $   8,063,117     $   5,474,342
     6,859,537         7,508,438          46,679,070          1,084,379         19,415,048         2,001,864
     5,415,473        15,633,552         (23,029,256)        30,978,376         (9,053,445)       29,937,321
 -------------     -------------      --------------      -------------      -------------     -------------
 $  13,763,964     $  24,948,080      $   30,056,729      $  35,262,803      $  18,424,720     $  37,413,527
 -------------     -------------      --------------      -------------      -------------     -------------
 $    (513,835)    $    (707,216)     $   (5,374,313)     $  (1,685,576)     $  (5,101,572)    $  (3,809,792)
      (868,561)         (916,414)         (1,440,262)        (1,069,680)        (2,458,044)       (1,595,526)
    (1,720,481)         (493,376)                 --                 --                 --                --
    (3,467,765)         (803,210)                 --                 --                 --                --
 -------------     -------------      --------------      -------------      -------------     -------------
 $  (6,570,642)    $  (2,920,216)     $   (6,814,575)     $  (2,755,256)     $  (7,559,616)    $  (5,405,318)
 -------------     -------------      --------------      -------------      -------------     -------------
 $  14,850,583     $  20,027,996      $   42,859,167      $  60,072,885      $  96,224,481     $  63,295,941
            --                --          53,856,933        298,220,832                 --                --
     6,570,642         2,920,216           6,814,325          2,755,256          7,559,617         5,405,317
   (27,391,461)      (18,513,875)       (139,175,447)       (48,119,744)       (36,867,650)      (34,772,572)
            --                --         (75,731,419)                --                 --                --
 -------------     -------------      --------------      -------------      -------------     -------------
 $  (5,970,236)    $   4,434,337      $ (111,376,441)     $ 312,929,229      $  66,916,448     $  33,928,686
 -------------     -------------      --------------      -------------      -------------     -------------
 $   1,223,086     $  26,462,201      $  (88,134,287)     $ 345,436,776      $  77,781,552     $  65,936,895
 -------------     -------------      --------------      -------------      -------------     -------------
 $  98,246,168     $  71,783,967      $  587,763,829      $ 242,327,053      $ 281,925,778     $ 215,988,883
 -------------     -------------      --------------      -------------      -------------     -------------
 $  99,469,254     $  98,246,168      $  499,629,542      $ 587,763,829      $ 359,707,330     $ 281,925,778
 =============     =============      ==============      =============      =============     =============
 $     211,528     $     286,854      $       27,272      $     433,753      $   1,751,090     $   1,228,049
 =============     =============      ==============      =============      =============     =============

The accompanying notes are an integral part of these financial statements.  123

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS 12/31/05                       (continued)
--------------------------------------------------------------------------------

                                                                 Pioneer                        Pioneer High Yield
                                                         Balanced VCT Portfolio                    VCT Portfolio
                                                          Year              Year               Year               Year
                                                          Ended             Ended             Ended              Ended
                                                        12/31/05          12/31/04           12/31/05           12/31/04
FROM OPERATIONS:
Net investment income                                 $    704,175      $    857,444      $   6,046,966      $   5,467,810
Net realized gain (loss) on investments                  1,339,268         1,099,149          1,530,055          3,746,873
Change in net unrealized gain (loss) on
 investments, futures contracts and foreign
 currency transactions                                    (318,959)          127,896         (5,535,598)        (1,480,061)
                                                      ------------      ------------      -------------      -------------
  Net increase in net assets
    resulting from operations                         $  1,724,484      $  2,084,489      $   2,041,423      $   7,734,622
                                                      ------------      ------------      -------------      -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                              $   (588,607)     $   (789,468)     $  (3,563,099)     $  (3,715,003)
 Class II                                                 (208,623)         (155,092)        (2,466,908)        (1,764,209)
Net realized gain
 Class I                                                        --                --         (2,147,727)          (265,040)
 Class II                                                       --                --         (1,587,624)          (135,300)
                                                      ------------      ------------      -------------      -------------
  Total distributions to shareowners                  $   (797,230)     $   (944,560)     $  (9,765,358)     $  (5,879,552)
                                                      ------------      ------------      -------------      -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                      $  4,365,660      $  8,978,890      $  43,512,782      $  75,619,514
Class I shares issued in reorganization                         --                --                 --                 --
Reinvestment of distributions                              797,221           944,549          9,721,259          5,846,576
Cost of shares repurchased                              (9,774,029)       (9,461,531)       (57,690,620)       (44,707,455)
                                                      ------------      ------------      -------------      -------------
 Net increase (decrease) in net assets resulting
  from Fund share transactions                        $ (4,611,148)     $    461,908      $  (4,456,579)     $  36,758,635
                                                      ------------      ------------      -------------      -------------
 Net increase (decrease) in net assets                $ (3,683,894)     $  1,601,837      $ (12,180,514)     $  38,613,705
                                                      ------------      ------------      -------------      -------------
NET ASSETS:
Beginning of year                                     $ 45,764,210        44,162,373      $ 122,801,462      $  84,187,757
                                                      ------------      ------------      -------------      -------------
End of year                                           $ 42,080,316      $ 45,764,210      $ 110,620,948      $ 122,801,462
                                                      ============      ============      =============      =============
Undistributed (distributions in excess of) net
 investment income, end of year                       $     (4,725)     $     14,409      $      59,865      $      42,906
                                                      ============      ============      =============      =============


124 The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

        Pioneer Strategic                      Pioneer America                        Pioneer Money
       Income VCT Portfolio                 Income VCT Portfolio                  Market VCT Portfolio
      Year              Year               Year               Year               Year               Year
     Ended              Ended              Ended              Ended              Ended              Ended
    12/31/05          12/31/04           12/31/05           12/31/04           12/31/05           12/31/04
 $  2,985,351       $  1,817,102      $   1,818,811      $   1,625,595      $     942,592      $     205,313
      511,506          1,081,207             (8,670)           206,989                 85                 --
   (2,035,611)           767,697           (945,559)          (352,583)               126                 --
 ------------       ------------      -------------      -------------      -------------      -------------
 $  1,461,246       $  3,666,006      $     864,582      $   1,480,001      $     942,803      $     205,313
 ------------       ------------      -------------      -------------      -------------      -------------
 $ (1,227,712)      $ (1,210,066)     $  (1,378,835)     $  (2,102,796)     $    (944,260)     $    (203,312)
   (1,916,310)          (733,628)          (792,466)          (401,489)                --                 --
     (308,227)          (294,736)                --                 --                 --                 --
     (487,951)          (171,204)                --                 --                 --                 --
 ------------       ------------      -------------      -------------      -------------      -------------
 $ (3,940,200)      $ (2,409,634)     $  (2,171,301)     $  (2,504,285)     $    (944,260)     $    (203,312)
 ------------       ------------      -------------      -------------      -------------      -------------
 $ 19,663,891       $ 25,764,732      $  11,779,535      $  15,160,465      $  19,583,940      $  18,483,037
           --                 --                 --                 --                 --         21,976,837
    3,902,297          2,367,418          2,174,179          2,504,258            942,853            203,307
   (6,220,715)        (6,523,479)       (11,661,922)       (17,669,980)       (30,205,433)       (32,505,228)
 ------------       ------------      -------------      -------------      -------------      -------------
 $ 17,345,473       $ 21,608,671      $   2,291,792      $      (5,257)     $  (9,678,640)     $   8,157,953
 ------------       ------------      -------------      -------------      -------------      -------------
 $ 14,866,519       $ 22,865,043      $     985,073      $  (1,029,541)     $  (9,680,097)     $   8,159,954
 ------------       ------------      -------------      -------------      -------------      -------------
 $ 45,840,892       $ 22,975,849      $  46,133,097      $  47,162,638      $  42,896,192      $  34,736,238
 ------------       ------------      -------------      -------------      -------------      -------------
 $ 60,707,411       $ 45,840,892      $  47,118,170      $  46,133,097      $  33,216,095      $  42,896,192
 ============       ============      =============      =============      =============      =============
 $    397,503       $    311,542      $    (322,520)     $    (264,827)     $         333      $       2,001
 ============       ============      =============      =============      =============      =============


The accompanying notes are an integral part of these financial statements.  125

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
The Pioneer Variable Contracts Trust (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The financial statements of Value Portfolio, AmPac Growth Portfolio, Small and Mid Cap Growth Portfolio, Oak Ridge Large Cap Growth Portfolio, Growth Opportunities Portfolio, Small Cap Value II Portfolio, Bond Portfolio, Cullen Value Portfolio, Equity Opportunity Portfolio, Core Bond Portfolio, Global High Yield Portfolio, Ibbotson Aggressive Allocation Portfolio, Ibbotson Moderate Allocation Portfolio and Ibbotson Growth Allocation Portfolio and the Class II financial highlights of all the Portfolios are presented in separate books.

Emerging Markets Portfolio, Europe Portfolio and International Value Portfolio seek long-term capital growth. Small Company Portfolio, Small Cap Value Portfolio, Mid Cap Value Portfolio and Growth Shares Portfolio seek capital appreciation. Real Estate Shares Portfolio pursues long-term capital growth and, secondarily, current income. Pioneer Fund Portfolio seeks reasonable income and growth of capital. Equity Income Portfolio seeks current income and long-term capital growth. Balanced Portfolio seeks capital growth and current income. High Yield Portfolio seeks to maximize total return through a combination of income and capital appreciation. Strategic Income Portfolio seeks to produce a high level of current income. America Income Portfolio seeks a high level of current income as consistent with preservation of capital. Money Market Portfolio seeks current income consistent with preserving capital and providing liquidity.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation
   Security transactions are recorded as of trade date. Net asset values for the Portfolios are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of a Portfolio's shares is based on the last sale price on the principal exchange where they traded.

   Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   The Portfolios also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange.

   At December 31, 2005, there were no fair valued securities except as follows. All securities that trade in foreign markets whose closing prices are as of times prior to the close of the NYSE and that are held by Emerging Markets Portfolio, Europe Portfolio and International Value Portfolio are fair valued using vendor-supplied pricing updates for each security to the time of the close of the NYSE. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Portfolios determine their net asset values. Consequently, the Board of Trustees of the Trust has determined that the use of daily fair valuations as provided by a pricing service is appropriate for these Portfolios. The Portfolios may also take into consideration other significant events in determining the fair value of these securities. Thus, a Portfolio's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments and securities held by any Portfolio are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Discounts and premiums on fixed income securities are accreted and amortized, respectively, on a yield-to-maturity basis and are included in interest income. Dividend and interest income from foreign securities are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses from sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

   Information regarding the Trust's principal investment risks is contained in the Trust's prospectus. Please refer to those documents when considering the Trust's risks.

   Because Real Estate Shares Portfolio invests a substantial portion of its assets in real estate investment trusts (REITs), the Portfolio may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and return of capital distributions may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940.

   Emerging Markets, International Value and Europe Portfolios' investments in emerging markets or

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

   countries with limited or developing markets may subject these Portfolios to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Portfolios' investments and income generated by these investments, as well as the Portfolios' ability to repatriate such amounts.

   High Yield and Strategic Income Portfolios invest in below investment grade (high yield) debt securities and preferred stocks. Some of these high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

   Small capitalization stocks, such as those in the Small Company and Small Cap Value Portfolios while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

B. Futures Contracts
   The Portfolios may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolios, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk such as the changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolios' hedging and trading strategies and potentially result in a loss. As of December 31, 2005, open contracts are shown in the table below.

C. Foreign Currency Translation
   The books and records of the Portfolios are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.


------------------------------------------------------------------------------------------------------------
                                                  Number of
                                                  Contracts      Settlement                      Unrealized
Portfolio                          Type         Long/(Short)        Month       Market Value     Gain/(Loss)
------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio     Russell 2000           4          March 2006     $1,356,600       $(17,728)

D. Forward Foreign Currency Contracts
   Certain Portfolios are authorized to enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolios record realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 8).

E. Taxes
   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   In addition to the requirements of the Internal Revenue Code, the Portfolios may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2005, no such taxes were paid. In determining the daily net asset value, the Portfolios estimate the reserve for such taxes, if any, associated with investments in certain countries. Any estimated reserve for taxes on capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of December 31, 2005, the Portfolios had no reserves related to taxes on capital gains, except Emerging Markets Portfolio, which had $52,359 in reserve related to capital gains.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   A portion of the dividend income recorded by Real Estate Shares Portfolio is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Trust as a reduction of the cost basis of the securities held, and those determined to be capital gains are reflected as such in the Statement of Operations.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, certain Portfolios had capital loss carryforwards and expirations as follows:

-------------------------------------------------------------------------------------------------------
                                               International           Mid Cap              Growth
Expires in                   Europe                Value                Value               Shares
Fiscal Year Ending          Portfolio            Portfolio            Portfolio           Portfolio
-------------------------------------------------------------------------------------------------------
 2006                      $        --          $       --           $       --          $        --
 2007                      $        --          $       --           $       --          $        --
 2008                      $        --          $       --           $       --          $        --
 2009                      $ 1,921,644          $2,426,453           $1,330,134          $ 9,618,208
 2010                      $ 1,896,288          $5,309,516           $2,529,788          $19,245,183
 2011                      $   783,043          $2,130,998           $       --          $ 7,319,241
 2012                      $        --          $       --           $       --          $        --
 2013                      $        --          $       --           $       --          $        --
                           -------------------------------------------------------------------------
 Total                     $ 4,600,975          $9,866,967           $3,859,922          $36,182,632
                           =========================================================================
                                                                      America               Money
 Expires in                  Fund               Balanced              Income               Market
 Fiscal Year Ending       Portfolio            Portfolio            Portfolio             Portfolio
-------------------------------------------------------------------------------------------------------
 2006                      $        --          $       --           $       --          $        --
 2007                      $        --          $       --           $       --          $        --
 2008                      $        --          $       --           $  382,424          $        --
 2009                      $        --          $       --           $       --          $        --
 2010                      $26,951,317          $1,409,746           $       --          $     2,728
 2011                      $13,017,527          $2,590,145           $  435,523          $        --
 2012                      $        --          $       --           $  171,643          $       246
 2013                      $        --          $       --           $  241,325          $        --
                           -------------------------------------------------------------------------
 Total                     $39,968,844          $3,999,891           $1,230,915          $     2,974
                           =========================================================================
-------------------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

   The following Portfolios elected to defer capital and/or currency losses recognized between November 1, 2005 and December 31, 2005 to their fiscal year ending December 31, 2006.


--------------------------------------------------------------------------------
Portfolio                        Capital Losses     Currency Losses
--------------------------------------------------------------------------------
 Europe Portfolio                   $ 17,485              $--
 America Income Portfolio           $109,707              $--
 Strategic Income Portfolio         $ 40,713              $--
--------------------------------------------------------------------------------

   At December 31, 2005, certain Portfolios made reclassifications as described below. These reclassifications have no impact on the net asset values of the respective Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

-----------------------------------------------------------------------------------------
                                     Undistributed        Accumulated
                                    Net Investment     Realized Gain/Net        Paid-in
Portfolio                            Income (Loss)           (Loss)             Capital
-----------------------------------------------------------------------------------------
 Emerging Markets Portfolio           $ (140,333)        $     140,333       $        --
 Europe Portfolio                        (42,124)               42,124                --
 International Value Portfolio           (39,160)               39,160                --
 Small Cap Value Portfolio                 2,173                 5,404            (7,577)
 Small Company Portfolio                   1,012                11,033           (12,045)
 Mid Cap Value Portfolio                      --           (47,572,810)       47,572,810
 Growth Shares Portfolio                      --                    --                --
 Real Estate Shares Portfolio           (181,884)              102,715            79,169
 Fund Portfolio                            1,179           (16,707,826)       16,706,647
 Equity Income Portfolio                  19,540                26,171           (45,711)
 Balanced Portfolio                       73,921               (73,808)             (113)
 High Yield Portfolio                         --                    --                --
 Strategic Income Portfolio              244,632              (244,632)               --
 America Income Portfolio                294,797              (294,797)               --
 Money Market Portfolio                       --                    --                --
-----------------------------------------------------------------------------------------

   The following chart shows the distributions paid during the fiscal years ended December 31, 2005 and 2004, and the components of distributable earnings (accumulated losses) as of December 31, 2005, on a tax basis.

-------------------------------------------------------------------------------------------------------------------------------
                                                                  Pioneer            Pioneer          Pioneer         Pioneer
                                                             Emerging Markets   Emerging Markets       Europe         Europe
                                                               VCT Portfolio      VCT Portfolio    VCT Portfolio   VCT Portfolio
                                                                   2005               2004              2005           2004
-------------------------------------------------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                $   212,013         $261,408       $    103,248     $ 104,861
 Long-Term capital gain                                                  --               --                 --            --
                                                                -------------------------------------------------------------
                                                                $   212,013         $261,408       $    103,248     $ 104,861
 Return of Capital                                              $        --         $     --       $         --     $      --
                                                                -------------------------------------------------------------
  Total distributions                                           $   212,013         $261,408       $    103,248     $ 104,861
                                                                -------------------------------------------------------------
 Distributable Earnings
  (Accumulated Losses):
 Undistributed ordinary income                                  $   220,926                        $    106,090
 Undistributed long-term gain/(Capital Loss carryforward)         5,193,430                          (4,600,975)
 Post-October loss deferred                                                                             (17,485)
 Unrealized appreciation (depreciation)                          17,780,051                           2,482,228
                                                                -------------------------------------------------------------
  Total                                                         $23,194,407                        $ (2,030,142)
                                                                ==============================================================
-------------------------------------------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                 Pioneer
                                                              International
                                                                  Value
                                                              VCT Portfolio
                                                                   2005
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                             $     34,238
 Long-Term capital gain                                                --
                                                             ------------
                                                             $     34,238
 Return of Capital                                                     --
                                                             ------------
  Total distributions                                        $     34,238
                                                             ------------
 Distributable Earnings
  (Accumulated Losses):
 Undistributed ordinary income                               $    120,607
 Undistributed long-term gain/(Capital Loss carryforward)      (9,866,967)
 Unrealized appreciation (depreciation)                         5,516,565
                                                             ------------
  Total                                                      $ (4,229,795)
                                                             ------------

                                                                Pioneer
                                                                Small
                                                                Company
                                                             VCT Portfolio
                                                                 2005
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                            $         --
 Long-Term capital gain                                        1,376,083
                                                            -------------
                                                            $  1,376,083
 Return of Capital                                                    --
                                                            -------------
  Total distributions                                       $  1,376,083
                                                            -------------
 Distributable Earnings
  (Accumulated Losses):
 Undistributed ordinary income                              $        918
 Capital loss carryforward from merger                                --
 Undistributed long-term gain/(Capital loss carryforward)        124,956
 Unrealized appreciation (depreciation)                          933,120
                                                            -------------
  Total                                                     $  1,058,994
                                                            -------------
                                                                Pioneer
                                                                Growth
                                                                Shares
                                                             VCT Portfolio
                                                                 2005

--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                            $    271,910
 Long-Term capital gain                                               --
                                                            -------------
                                                            $    271,910
 Return of Capital                                                    --
                                                            -------------
  Total distributions                                       $    271,910
                                                            -------------
 Distributable Earnings
  (Accumulated Losses):
 Undistributed ordinary income                              $     49,058
 Undistributed long-term gain/(Capital loss carryforward)    (36,182,632)
 Post-October loss deferred/REIT Dividend Payable                     --
 Unrealized appreciation (depreciation)                          450,947
                                                            -------------
  Total                                                     $(35,682,627)
                                                            ==============

                                                                 Pioneer           Pioneer           Pioneer
                                                              International       Small Cap         Small Cap
                                                                  Value             Value             Value
                                                              VCT Portfolio     VCT Portfolio     VCT Portfolio
                                                                   2004              2005              2004
                                                            ----------------- ----------------- -----------------
 Distributions paid from:
 Ordinary Income                                            $122,463           $         --     $       --
 Long-Term capital gain                                          --               1,091,297             --
                                                            ----------------------------------------------
                                                            $122,463           $  1,091,297     $       --
 Return of Capital                                               --                      --             --
                                                            ----------------------------------------------
  Total distributions                                       $122,463           $  1,091,297     $       --
                                                            ----------------------------------------------
 Distributable Earnings
  (Accumulated Losses):
 Undistributed ordinary income                                                 $    646,863
 Undistributed long-term gain/(Capital Loss carryforward)                         2,238,710
 Unrealized appreciation (depreciation)                                           6,006,705
                                                            ----------------------------------------------
  Total                                                                        $  8,892,278
                                                            ----------------------------------------------
                                                               Pioneer           Pioneer            Pioneer
                                                                Small            Mid Cap            Mid Cap
                                                               Company            Value             Value
                                                            VCT Portfolio     VCT Portfolio      VCT Portfolio
                                                                 2004              2005              2004
---------------------------------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                            $    --           $  6,510,571      $3,095,474
 Long-Term capital gain                                          --             48,550,380       4,288,046
                                                            ----------------------------------------------
                                                            $    --           $ 55,060,951      $7,383,520
 Return of Capital                                               --                     --              --
                                                            ----------------------------------------------
  Total distributions                                       $    --           $ 55,060,951      $7,383,520
                                                            ----------------------------------------------
 Distributable Earnings
  (Accumulated Losses):
 Undistributed ordinary income                                                $ 30,629,491
 Capital loss carryforward from merger                                          (3,859,922)
 Undistributed long-term gain/(Capital loss carryforward)                       68,794,908
 Unrealized appreciation (depreciation)                                         44,709,925
                                                            ----------------------------------------------
  Total                                                                       $140,274,402
                                                            ==============================================
                                                               Pioneer           Pioneer            Pioneer
                                                                Growth         Real Estate        Real Estate
                                                                Shares            Shares            Shares
                                                            VCT Portfolio     VCT Portfolio      VCT Portfolio
                                                                 2004              2005              2004
---------------------------------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                            $    --           $  1,584,389      $2,449,917
 Long-Term capital gain                                          --              4,986,253         470,299
                                                             ----------------------------------------------
                                                            $    --           $  6,570,462      $2,920,216
 Return of Capital                                               --                     --              --
                                                             ----------------------------------------------
 Total distributions                                        $    --           $  6,570,462      $2,920,216
                                                             ----------------------------------------------
Distributable Earnings
  (Accumulated Losses):
 Undistributed ordinary income                                                $         --
 Undistributed long-term gain/(Capital loss carryforward)                        5,283,368
 Post-October loss deferred/REIT Dividend Payable                                  211,528
 Unrealized appreciation (depreciation)                                         37,514,365
                                                             ----------------------------------------------
 Total                                                                       $ 43,009,261
                                                            ===============================================

Pioneer Variable Contracts Trust               PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

                                                                 Pioneer
                                                                  Fund
                                                              VCT Portfolio
                                                                  2005
                                                          --------------------
 Distributions paid from:
 Ordinary Income                                          $ 6,814,575
 Long-Term capital gain                                            --
                                                          -----------
                                                          $ 6,814,575
 Return of Capital                                                 --
                                                          -----------
  Total distributions                                     $ 6,814,575
                                                          -----------
 Distributable Earnings
  (Accumulated Losses):
 Undistributed ordinary income                            $    27,272
 Undistributed long-term gain/Capital loss carryforward   (39,968,844)
 Post-October loss deferred                                        --
 Unrealized appreciation (depreciation)                   103,238,111
                                                          -----------
  Total                                                   $63,296,539
                                                          ===========

                                                              Pioneer
                                                              Balanced
                                                            VCT Portfolio
                                                                2005
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                          $   797,097
 Long-Term capital gain                                            --
                                                          -----------
                                                          $   797,097
 Return of Capital                                                 --
                                                          -----------
  Total distributions                                     $   797,097
                                                          -----------
 Distributable Earnings
  (Accumulated Losses):
 Undistributed ordinary income                            $        --
 Undistributed long-term gain/Capital loss carryforward    (3,999,891)
 Post-October loss deferred                                        --
 Unrealized appreciation (depreciation)                     4,290,194
                                                          -----------
  Total                                                   $   290,303
                                                          ============
                                                              Pioneer
                                                          Strategic Income
                                                            VCT Portfolio
                                                                2005
-------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                          $ 3,166,871
 Long-Term capital gain/(Capital loss carryforward)           773,329
                                                          -----------
                                                          $ 3,940,200
 Return of Capital                                                 --
                                                          -----------
  Total distributions                                     $ 3,940,200
                                                          -----------
 Distributable Earnings
  (Accumulated Losses):
 Undistributed ordinary income                            $   573,117
 Undistributed long-term gain/Capital loss carryforward       148,610
 Post-October loss deferred                                   (40,713)
 Unrealized appreciation (depreciation)                       808,684
                                                          -----------
  Total                                                   $ 1,489,698
                                                          ===========

                                                                                 Pioneer            Pioneer
                                                             Pioneer             Equity              Equity
                                                              Fund               Income              Income
                                                          VCT Portfolio       VCT Portfolio      VCT Portfolio
                                                              2004                2005                2004
 --------------------------------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                          $2,755,256           $ 7,559,616        $5,405,318
 Long-Term capital gain                                           --                    --               --
                                                          --------------------------------------------------
                                                          $2,755,256           $ 7,559,616        $5,405,318
 Return of Capital                                                --                    --               --
                                                          --------------------------------------------------
  Total distributions                                     $2,755,256           $ 7,559,616        $5,405,318
                                                          --------------------------------------------------
 Distributable Earnings
  (Accumulated Losses):
 Undistributed ordinary income                                                 $   203,918
 Undistributed long-term gain/Capital loss carryforward                          6,168,262
 Post-October loss deferred                                                             --
 Unrealized appreciation (depreciation)                                         57,618,364
                                                          --------------------------------------------------
  Total                                                                        $63,990,544
                                                          ==================================================
                                                               Pioneer             Pioneer           Pioneer
                                                              Balanced           High Yield         High Yield
                                                            VCT Portfolio       VCT Portfolio      VCT Portfolio
                                                                2004                2005               2004
------------------------------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                          $  944,560           $ 6,600,658        $5,479,212
 Long-Term capital gain                                           --             3,164,700          400,340
                                                          --------------------------------------------------
                                                          $  944,560           $ 9,765,358        $5,879,552
 Return of Capital                                                --                    --               --
                                                          --------------------------------------------------
  Total distributions                                     $  944,560           $ 9,765,358        $5,879,552
                                                          --------------------------------------------------
 Distributable Earnings
  (Accumulated Losses):
 Undistributed ordinary income                                                 $   798,588
 Undistributed long-term gain/Capital loss carryforward                            803,653
 Post-October loss deferred                                                             --
 Unrealized appreciation (depreciation)                                           (212,035)
                                                          --------------------------------------------------
  Total                                                                        $ 1,390,206
                                                          ==================================================
                                                               Pioneer             Pioneer           Pioneer
                                                          Strategic Income     America Income     America Income
                                                            VCT Portfolio       VCT Portfolio      VCT Portfolio
                                                                2004                2005               2004
------------------------------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                          $2,196,847           $ 2,171,301        $2,504,285
 Long-Term capital gain/(Capital loss carryforward)          212,787                    --               --
                                                          --------------------------------------------------
                                                          $2,409,634           $ 2,171,301        $2,504,285
 Return of Capital                                                --                    --               --
                                                          --------------------------------------------------
  Total distributions                                     $2,409,634           $ 2,171,301        $2,504,285
                                                          --------------------------------------------------
 Distributable Earnings
  (Accumulated Losses):
 Undistributed ordinary income                                                 $     5,442
 Undistributed long-term gain/Capital loss carryforward                         (1,230,915)
 Post-October loss deferred                                                       (109,707)
 Unrealized appreciation (depreciation)                                           (384,607)
                                                          --------------------------------------------------
  Total                                                                        $(1,719,787)
                                                          ==================================================

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                                Pioneer           Pioneer
                                                              Money Market     Money Market
                                                             VCT Portfolio     VCT Portfolio
                                                                  2005             2004
                                                            ---------------   --------------
 Distributions paid from:
 Ordinary Income                                            $944,260          $203,312
 Long-Term capital gain/(Capital loss carryforward)              --                --
                                                            ---------------------------
                                                            $944,260          $203,312
 Return of Capital                                               --                --
                                                            ---------------------------
  Total distributions                                       $944,260          $203,312
                                                            ---------------------------
 Distributable Earnings
  (Accumulated Losses):
 Undistributed ordinary income                              $   333
 Undistributed long-term gain/Capital loss carryforward      (2,974)
 Post-October loss deferred                                      --
 Unrealized appreciation (depreciation)                         126
                                                            ---------------------------
  Total                                                     $(2,515)
                                                            ============================

   For the fiscal year ending December 31, 2005, Emerging Markets Portfolio, Europe Portfolio and International Value Portfolio have elected to pass through foreign tax credits of $181,164, $46,274 and $58,710, respectively.


   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, the recognition of unrealized gains or losses on certain futures contracts and the tax treatment of premium amortization.

F. Portfolio Shares
   The Portfolios record sales and repurchases of their shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc.
   (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005.

   Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of share based on their respective percentage of the adjusted net assets at the beginning of the day. High Yield, Strategic Income, America Income and Money Market Portfolios declare as daily dividends substantially all of their respective net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Dividends and distributions to shareowners are recorded on the ex-dividend date. Distributions paid by a Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees.

G. Securities Lending
   The Portfolios lend securities in their portfolios to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolios also continue to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Portfolios. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolios have the right under the lending agreements to recover the securities on loan from the borrower on demand. The Portfolios invest cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Portfolios' custodian.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

H. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolios, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreements at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Portfolios. Management fees are calculated daily at the following annual rates:
--------------------------------------------------------------------

----------------------------------------------------------------
                                  Management Fee as a Percentage
                                   of each Portfolio's Average
Portfolio                                Daily Net Assets
----------------------------------------------------------------
 Emerging Markets Portfolio                    1.15%
 Europe Portfolio                              1.00%
 International Value Portfolio                 1.00%
 Small Cap Value Portfolio                     0.75%
 Small Company Portfolio                       0.75%
 Mid Cap Value Portfolio                       0.65%
 Growth Shares Portfolio                       0.70%
 Real Estate Shares Portfolio                  0.80%
 Fund Portfolio                                0.65%
 Equity Income Portfolio                       0.65%
 Balanced Portfolio                            0.65%
 High Yield Portfolio                          0.65%
 Strategic Income Portfolio                    0.65%
 America Income Portfolio                      0.55%
 Money Market Portfolio                        0.50%
----------------------------------------------------------------

PIM has agreed not to impose a portion of its management fees and to assume other operating expenses for certain Portfolios through May 1, 2006 to the extent necessary to limit expenses of Class I shares (Class II shares in the case of High Yield and Value Portfolios) to the following percentages of the Portfolios' average daily net assets attributable to Class I shares:

----------------------------------------------------------------
                               Expense Limitation as a Percentage
                                  of each Portfolio's Average
Portfolio                               Daily Net Assets
----------------------------------------------------------------
 Emerging Markets Portfolio                   1.75%
 Europe Portfolio                             1.50%
 Small Cap Value Portfolio                    1.25%
 Small Company Portfolio                      1.25%
 Mid Cap Value Portfolio                      0.88%
 Fund Portfolio                               0.80%
 Strategic Income Portfolio                   1.25%
 Money Market Portfolio                       0.90%
----------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The portion of the Portfolios' expenses attributable to Class II (or Class I for shares in the case of High Yield Portfolio) will be reduced only to the extent such expenses are reduced for Class I shares (or Class II shares).

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolios. At December 31, 2005, the following amounts were payable to PIM related to management fees, administrative fees and certain other services and are included in due to affiliates:

--------------------------------------------------------------------------------
Portfolio                          Amount
--------------------------------------------------------------------------------
 Emerging Markets Portfolio       $ 3,295
 Europe Portfolio                     182
 International Value Portfolio      1,493
 Small Cap Value Portfolio          3,108
 Small Company Portfolio            3,662
 Mid Cap Value Portfolio           17,327
 Growth Shares Portfolio            1,326
 Real Estate Shares Portfolio       4,397
 Fund Portfolio                    17,748
 Equity Income Portfolio           12,822
 Balanced Portfolio                 1,515
 High Yield Portfolio               3,878
 Strategic Income Portfolio         2,164
 America Income Portfolio           1,424
 Money Market Portfolio               911
--------------------------------------------------------------------------------

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. The following amounts of transfer agent fees payable to PIMSS are included in due to affiliates at December 31, 2005:

--------------------------------------------------------------------------------
Portfolio                          Amount
--------------------------------------------------------------------------------
 Emerging Markets Portfolio       $ 3,946
 Europe Portfolio                   3,699
 International Value Portfolio      4,907
 Small Cap Value Portfolio            268
 Small Company Portfolio            3,943
 Mid Cap Value Portfolio            3,949
 Growth Shares Portfolio            3,702
 Real Estate Shares Portfolio       3,945
 Fund Portfolio                     2,207
 Equity Income Portfolio            3,946
 Balanced Portfolio                 3,947
 High Yield Portfolio               3,943
 Strategic Income Portfolio         3,947
 America Income Portfolio           3,947
 Money Market Portfolio             3,699
--------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

4. Distribution Plans
The Portfolios have adopted plans of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plans, each Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with each Portfolio's Class II shares. The following amounts of distribution fees payable to PFD are included in due to affiliates at December 31, 2005:

--------------------------------------------------------------------------------
Portfolio                         Amount
--------------------------------------------------------------------------------
 Emerging Markets Portfolio       $  605
 Europe Portfolio                    139
 International Value Portfolio        79
 Small Cap Value Portfolio         4,728
 Small Company Portfolio           2,161
 Mid Cap Value Portfolio           1,210
 Growth Shares Portfolio              98
 Real Estate Shares Portfolio        932
 Fund Portfolio                    1,622
 Equity Income Portfolio           1,748
 Balanced Portfolio                  174
 High Yield Portfolio                627
 Strategic Income Portfolio          545
 America Income Portfolio            291
--------------------------------------------------------------------------------

5. Aggregate Unrealized Appreciation and Depreciation
At December 31, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

----------------------------------------------------------------------------------------------------------
                                                         Gross             Gross         Net Appreciation/
Portfolio                             Tax Cost       Appreciation      Depreciation       (Depreciation)
----------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio         $ 40,224,578     $ 18,138,652     $    (309,710)       $ 17,828,942
 Europe Portfolio                   $ 15,853,018     $  2,607,249     $    (124,865)       $  2,482,384
 International Value Portfolio      $ 21,825,518     $  5,651,803     $    (134,744)       $  5,517,059
 Small Cap Value Portfolio          $ 39,423,889     $  7,724,253     $  (1,717,548)       $  6,006,705
 Small Company Portfolio            $ 13,022,623     $  1,568,897     $    (635,777)       $    933,120
 Mid Cap Value Portfolio            $329,788,522     $ 52,846,924     $  (8,136,999)       $ 44,709,925
 Growth Shares Portfolio            $ 34,530,118     $  2,601,774     $  (2,150,827)       $    450,947
 Real Estate Shares Portfolio       $ 78,330,181     $ 37,800,321     $    (285,956)       $ 37,514,365
 Fund Portfolio                     $396,587,906     $120,731,703     $ (17,493,590)       $103,238,113
 Equity Income Portfolio            $304,664,277     $ 64,450,055     $  (6,831,691)       $ 57,618,364
 Balanced Portfolio                 $ 37,388,029     $  5,387,035     $  (1,096,841)       $  4,290,194
 High Yield Portfolio               $109,737,368     $  3,143,440     $  (3,355,475)       $   (212,035)
 Strategic Income Portfolio         $ 57,162,749     $  1,658,270     $    (845,419)       $    812,851
 America Income Portfolio           $ 46,740,913     $    179,576     $    (564,183)       $   (384,607)
 Money Market Portfolio             $ 34,678,375     $         --     $          --        $         --
----------------------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were as follows:

Portfolio                             Purchases           Sales
--------------------------------------------------------------------------------
 Emerging Markets Portfolio        $34,572,618      $  32,120,040
 Europe Portfolio                   16,879,436         17,364,001
 International Value Portfolio      27,644,939         31,089,404
 Small Cap Value Portfolio          20,116,602         11,968,562
 Small Company Portfolio             8,231,411          9,545,681
 Mid Cap Value Portfolio*          552,734,571      1,022,270,325
 Growth Shares Portfolio            29,038,767         35,777,062
 Real Estate Shares Portfolio       11,218,671         19,586,688
 Fund Portfolio*                   121,305,838        262,447,758
 Equity Income Portfolio           140,157,173         69,194,499
 Balanced Portfolio                  8,312,687         12,418,655
 High Yield Portfolio               40,480,811         55,124,286
 Strategic Income Portfolio         19,322,786         17,662,141
 America Income Portfolio                   --                 --
 Money Market Portfolio                     --                 --
--------------------------------------------------------------------------------

The cost of purchases and the proceeds from sales of U.S. Government obligations for the year ended December 31, 2005, were as follows:

--------------------------------------------------------------------------------
Portfolio                          Purchases            Sales
--------------------------------------------------------------------------------
 Balanced Portfolio             $  2,731,418      $    2,851,574
 Strategic Income Portfolio       19,830,091          17,662,141
 America Income Portfolio         13,301,114          10,355,001
--------------------------------------------------------------------------------

* For the year ended September 23, 2005, the Mid Cap Value Portfolio and Fund Portfolio had redemptions in kind which resulted in redemptions out of the Portfolios totaling $488,210,933 and $75,731,419, respectively.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

7. Capital Shares
At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the fiscal years ended December 31, 2005 and 2004:


-----------------------------------------------------------------------------------------------
                                    '05 Shares     '05 Amount     '04 Shares      '04 Amount
-----------------------------------------------------------------------------------------------
  Emerging Markets Portfolio
  CLASS I:
  Shares sold                          57,112    $   1,329,128       72,945      $  1,305,983
  Reinvestment of distributions         2,300           49,529        3,952            63,595
  Shares repurchased                  (82,002)      (1,885,112)    (138,809)       (2,377,707)
                                      --------------------------------------------------------
   Net decrease                       (22,590)   $    (506,455)     (61,912)     $ (1,008,129)
                                      ========================================================
  CLASS II:
  Shares sold                         530,098    $  11,881,187      468,119      $  8,281,285
  Reinvestment of distributions         7,549          161,235       12,278           196,317
  Shares repurchased                 (449,363)     (10,100,911)    (524,708)       (9,081,943)
                                      --------------------------------------------------------
   Net increase (decrease)             88,284    $   1,941,511      (44,311)     $   (604,341)
                                      ========================================================
  Europe Portfolio
  CLASS I:
  Shares sold                          21,878    $     233,953       43,531      $    395,370
  Reinvestment of distributions         5,591           58,420        7,232            65,952
  Shares repurchased                 (155,613)      (1,693,646)    (190,688)       (1,758,638)
                                      --------------------------------------------------------
   Net decrease                      (128,144)   $  (1,401,273)    (139,925)     $ (1,297,316)
                                      ========================================================
  CLASS II:
  Shares sold                         268,948    $   2,856,394      374,441      $  3,494,736
  Reinvestment of distributions         4,369           44,828        4,343            38,910
  Shares repurchased                 (174,429)      (1,850,566)    (151,264)       (1,416,699)
                                      --------------------------------------------------------
   Net increase                        98,888    $   1,050,656      227,520      $  2,116,947
                                      ========================================================
  International Value Portfolio:
  CLASS I:
  Shares sold                          48,222    $     576,930      125,954      $  1,319,269
  Reinvestment of distributions         2,721           31,154       10,994           113,572
  Shares repurchased                 (430,261)      (5,229,863)    (449,994)       (4,643,483)
                                      --------------------------------------------------------
   Net decrease                      (379,318)   $  (4,621,779)    (313,046)     $ (3,210,642)
                                      ========================================================
  CLASS II:
  Shares sold                         218,007    $   2,667,524      294,244      $  3,061,211
  Reinvestment of distributions           270            3,084          862             8,888
  Shares repurchased                 (147,285)      (1,837,822)     (53,626)         (546,137)
                                      --------------------------------------------------------
   Net increase                        70,992    $     832,786      241,480      $  2,523,962
                                      ========================================================
  Small Cap Value Portfolio
  CLASS I:
  Shares sold                         571,103    $   8,553,972      510,952      $  6,774,823
  Reinvestment of distributions        40,427          589,019           --                --
  Shares repurchased                 (539,585)      (8,145,222)    (277,189)       (3,672,701)
                                      --------------------------------------------------------
   Net increase                        71,945    $     997,769      233,763      $  3,102,122
                                      ========================================================
  CLASS II:
  Shares sold                         712,018    $  10,705,770      566,136      $  7,527,234
  Reinvestment of distributions        34,350          497,391           --                --
  Shares repurchased                 (121,596)      (1,821,434)     (61,897)         (820,452)
                                      --------------------------------------------------------
   Net increase                       624,772    $   9,381,727      504,239      $  6,706,782
                                      ========================================================
-----------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              '05 Shares       '05 Amount        '04 Shares       '04 Amount
                                           --------------- ------------------ ---------------  ---------------
 Small Company Portfolio
 CLASS I:
 Shares sold                                      28,888     $      341,646          56,890     $     670,369
 Reinvestment of distributions                    28,887            323,819              --                --
 Shares repurchased                              (72,370)          (872,188)       (103,931)       (1,215,329)
                                              ---------------------------------------------------------------
  Net decrease                                   (14,595)    $     (206,723)        (47,041)    $    (544,960)
                                              ===============================================================
 CLASS II:
 Shares sold                                     122,621     $    1,477,051         320,212     $   3,780,396
 Reinvestment of distributions                    93,902          1,039,486              --                --
 Shares repurchased                             (169,970)        (1,995,023)       (160,864)       (1,919,719)
                                              ---------------------------------------------------------------
  Net increase                                    46,553     $      521,514         159,348     $   1,860,677
                                              ===============================================================
 Mid Cap Value Portfolio
 CLASS I:
 Shares sold                                   2,037,703     $   50,295,966       3,133,632     $  68,612,090
 Class I shares issued in reorganization              --                 --       2,087,866        49,670,328
 Reinvestment of distributions                   821,233         19,882,052         117,982         2,575,556
 Shares repurchased                           (2,727,151)       (66,908,971)     (1,365,569)      (29,591,496)
 Redemptions in kind                            (868,079)       (21,000,610)             --                --
                                              ---------------------------------------------------------------
  Net increase (decrease)                       (736,294)    $  (17,731,563)      3,973,911     $  91,266,478
                                              ===============================================================
 CLASS II:
 Shares sold                                   3,599,252     $   87,784,480      12,236,512     $ 263,179,728
 Reinvestment of distributions                 1,468,235         35,178,899         221,974         4,807,964
 Shares repurchased                           (3,965,242)       (96,694,602)       (881,455)      (19,626,013)
 Redemptions in kind                         (19,499,464)      (467,210,323)             --                --
                                              ---------------------------------------------------------------
  Net increase (decrease)                    (18,397,219)    $ (440,941,546)     11,577,031     $ 248,361,679
                                              ===============================================================
 Growth Shares Portfolio
 CLASS I:
 Shares sold                                      34,054     $      438,600          66,360     $     806,587
 Reinvestment of distributions                    17,362            221,887              --                --
 Shares repurchased                             (512,773)        (6,658,363)       (515,053)       (6,176,527)
                                              ---------------------------------------------------------------
  Net decrease                                  (461,357)    $   (5,997,876)       (448,693)    $  (5,369,940)
                                              ===============================================================
 CLASS II:
 Shares sold                                     137,249     $    1,753,754         406,516     $   4,832,089
 Reinvestment of distributions                     3,965             50,023              --                --
 Shares repurchased                             (205,695)        (2,678,779)        (56,565)         (664,405)
                                              ---------------------------------------------------------------
  Net increase (decrease)                        (64,481)    $     (875,002)        349,951     $   4,167,684
                                              ===============================================================
 Real Estate Shares Portfolio
 CLASS I:
 Shares sold                                      57,099     $    1,401,143         151,466     $   3,192,487
 Reinvestment of distributions                    91,076          2,234,316          56,986         1,200,592
 Shares repurchased                             (420,029)       (10,198,782)       (425,846)       (8,497,885)
                                              ---------------------------------------------------------------
  Net decrease                                  (271,854)    $   (6,563,323)       (217,394)    $  (4,104,806)
                                              ===============================================================
 CLASS II:
 Shares sold                                     558,332     $   13,449,440         820,863     $  16,835,509
 Reinvestment of distributions                   176,725          4,336,326          81,377         1,719,624
 Shares repurchased                             (699,655)       (17,192,679)       (505,041)      (10,015,990)
                                              ---------------------------------------------------------------
  Net increase                                    35,402     $      593,087         397,199     $   8,539,143
                                              ===============================================================
-------------------------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                               '05 Shares       '05 Amount       '04 Shares       '04 Amount
-------------------------------------------------------------------------------------------------------------
 Fund Portfolio
 CLASS I:
 Shares sold                                      580,758    $   11,975,172         451,723     $   8,690,214
 Class I shares issued in reorganization               --                --      14,822,109       298,220,832
 Reinvestment of distributions                    257,653         5,374,312          87,609         1,685,576
 Shares repurchased                            (5,148,933)     (106,238,103)     (1,561,121)      (29,970,569)
                                              ---------------------------------------------------------------
  Net increase (decrease)                      (4,310,522)   $  (88,888,619)     13,800,320     $ 278,626,053
                                              ===============================================================
 CLASS II:
 Shares sold                                    1,500,748    $   30,883,995       2,721,468     $  51,382,671
 Class II shares issued in reorganization       2,567,061        53,856,933              --                --
 Reinvestment of distributions                     69,257         1,440,013          55,486         1,069,680
 Shares repurchased                            (1,597,303)      (32,937,344)       (952,397)      (18,149,175)
 Redemptions in kind                           (3,626,019)      (75,731,419)             --                --
                                              ---------------------------------------------------------------
  Net increase (decrease)                      (1,086,256)   $  (22,487,822)      1,824,557     $  34,303,176
                                              ===============================================================
 Equity Income Portfolio
 CLASS I:
 Shares sold                                    2,853,636    $   59,389,539       1,757,096     $  33,474,454
 Reinvestment of distributions                    242,794         5,101,573         198,654         3,809,791
 Shares repurchased                            (1,317,139)      (27,494,268)     (1,411,407)      (26,451,072)
                                              ---------------------------------------------------------------
  Net increase                                  1,779,291    $   36,996,844         544,343     $  10,833,173
                                              ===============================================================
 CLASS II:
 Shares sold                                    1,763,038    $   36,834,942       1,571,139     $  29,821,487
 Reinvestment of distributions                    116,340         2,458,044          82,473         1,595,526
 Shares repurchased                              (444,619)       (9,373,382)       (442,520)       (8,321,500)
                                              ---------------------------------------------------------------
  Net increase                                  1,434,759    $   29,919,604       1,211,092     $  23,095,513
                                              ===============================================================
 Balanced Portfolio
 CLASS I:
 Shares sold                                       30,803    $      441,468          78,321     $   1,113,192
 Reinvestment of distributions                     40,641           588,607          55,609           789,468
 Shares repurchased                              (522,797)       (7,567,111)       (586,843)       (8,291,593)
                                              ---------------------------------------------------------------
  Net decrease                                   (451,353)   $   (6,537,036)       (452,913)    $  (6,388,933)
                                              ===============================================================
 CLASS II:
 Shares sold                                      272,986    $    3,924,192         557,386     $   7,865,698
 Reinvestment of distributions                     14,431           208,614          10,920           155,081
 Shares repurchased                              (151,515)       (2,206,918)        (83,119)       (1,169,938)
                                              ---------------------------------------------------------------
  Net increase                                    135,902    $    1,925,888         485,187     $   6,850,841
                                              ===============================================================
 High Yield Portfolio
 CLASS I:
 Shares sold                                    1,902,148    $   21,181,455       2,699,382     $  30,852,667
 Reinvestment of distributions                    514,993         5,666,754         346,267         3,947,046
 Shares repurchased                            (2,659,638)      (29,739,088)     (2,787,689)      (31,727,505)
                                              ---------------------------------------------------------------
  Net increase (decrease)                        (242,497)   $   (2,890,879)        257,960     $   3,072,208
                                              ===============================================================
 CLASS II:
 Shares sold                                    2,014,754    $   22,331,327       3,916,481     $  44,766,847
 Reinvestment of distributions                    368,486         4,054,505         166,648         1,899,530
 Shares repurchased                            (2,495,978)      (27,951,532)     (1,171,662)      (12,979,950)
                                              ---------------------------------------------------------------
  Net increase (decrease)                        (112,738)   $   (1,565,700)      2,911,467     $  33,686,427
                                              ===============================================================
-------------------------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                              '05 Shares       '05 Amount       '04 Shares       '04 Amount
-------------------------------------------------------------------------------------------------------------
 Strategic Income Portfolio
 CLASS I:
 Shares sold                                      299,475    $   3,285,765         453,590     $   4,955,002
 Reinvestment of distributions                    136,735        1,498,145         134,927         1,462,624
 Shares repurchased                              (364,351)      (3,995,330)       (494,192)       (5,414,640)
                                              ---------------------------------------------------------------
  Net increase                                     71,859    $     788,580          94,325     $   1,002,986
                                              ===============================================================
 CLASS II:
 Shares sold                                    1,483,721    $  16,378,126       1,907,997     $  20,809,730
 Reinvestment of distributions                    219,709        2,404,152          83,281           904,794
 Shares repurchased                              (204,670)      (2,225,385)       (101,494)       (1,108,839)
                                              ---------------------------------------------------------------
  Net increase                                  1,498,760    $  16,556,893       1,889,784     $  20,605,685
                                              ===============================================================
 America Income Portfolio
 CLASS I:
 Shares sold                                      116,997    $   1,169,565         245,204     $   2,472,061
 Reinvestment of distributions                    138,561        1,381,733         206,467         2,102,795
 Shares repurchased                              (836,177)      (8,331,104)     (1,551,998)      (15,847,044)
                                              ---------------------------------------------------------------
  Net decrease                                   (580,619)   $  (5,779,806)     (1,100,327)    $ (11,272,188)
                                              ===============================================================
 CLASS II:
 Shares sold                                    1,061,522    $  10,609,970       1,247,751     $  12,688,404
 Reinvestment of distributions                     79,492          792,446          39,513           401,463
 Shares repurchased                              (336,194)      (3,330,818)       (179,116)       (1,822,936)
                                              ---------------------------------------------------------------
  Net increase                                    804,820    $   8,071,598       1,108,148     $  11,266,931
                                              ===============================================================
 Money Market Portfolio
 CLASS I:
 Shares sold                                   19,584,349    $  19,583,940      18,483,037     $  18,483,037
 Class I shares issued in reorganization               --               --      21,976,837        21,976,837
 Reinvestment of distributions                    942,853          942,853         203,307           203,307
 Shares repurchased                           (30,205,433)     (30,205,433)    (32,505,228)      (32,505,228)
                                              ---------------------------------------------------------------
  Net increase (decrease)                      (9,678,231)   $  (9,678,640)      8,157,953     $   8,157,953
                                              ===============================================================

8. Forward Foreign Currency Contracts
During the year ended December 31, 2005, certain Portfolios had entered into various contracts that obligate the Portfolios to deliver currencies at specified future dates. At the maturity of a contract, the Portfolios must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract.

As of December 31, 2005, the Portfolios' open portfolio hedges were as follows:


-----------------------------------------------------------------------------------------------------------------------------
                                    Contracts to       In Exchange     Settlement                               Net
Portfolio                             Deliver              For            Date            Value        Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
 Strategic Income Portfolio     AUD (1,206,000)        $ (881,586)       3/23/06       $ (883,432)           $ (1,846)
 Strategic Income Portfolio     CAD   (330,000)          (283,505)        3/1/06         (284,225)               (720)
 Strategic Income Portfolio     EUR   (334,000)          (396,021)        3/2/06         (396,654)               (633)
 Strategic Income Portfolio     JPY  (22,000,000)        (190,451)        3/2/06         (187,792)              2,659
 Strategic Income Portfolio     JPY  (35,000,000)        (297,865)       1/27/06         (297,535)                330
 Strategic Income Portfolio     JPY  166,000,000        1,402,027         3/2/06        1,417,640              15,613
 Strategic Income Portfolio     JPY  35,000,000           299,217        1/27/06          297,640              (1,577)
-----------------------------------------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

9. Merger Information
On December 8, 2004, beneficial owners of Safeco RST Core Equity Portfolio, Safeco RST Money Market Portfolio and Safeco RST Multi-Cap Core Portfolio, three of the six portfolios that comprised Safeco Resource Series Trust, approved a proposed Agreement and Plan of Reorganization that provided for the mergers listed below. These tax-free reorganizations were accomplished on December 10, 2004 ("Closing Date"), by exchanging all of the Safeco's net assets for Class I shares as indicated below, based on Class I shares' ending net asset value on the Closing Date. The following charts show the details of the reorganizations as of that Closing Date:


Pioneer Fund VCT Portfolio
---------------------------------------------------------------------------------------------------
                                Pioneer Fund            Safeco RST Core           Pioneer Fund
                                VCT Portfolio          Equity Portfolio           VCT Portfolio
                            (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
---------------------------------------------------------------------------------------------------
 Net Assets                     $281,591,969             $298,220,832             $879,147,352
 Shares Outstanding               13,990,134               12,804,673               28,812,243
 Class I Shares Issued                                                              14,822,109
---------------------------------------------------------------------------------------------------



Pioneer Money Market VCT Portfolio
---------------------------------------------------------------------------------------------------
                                Pioneer Money                                     Pioneer Money
                                 Market VCT            Safeco RST Money            Market VCT
                                  Portfolio            Market Portfolio             Portfolio
                            (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
---------------------------------------------------------------------------------------------------
 Net Assets                      $23,493,640              $21,976,837              $67,613,266
 Shares Outstanding               23,500,655               21,976,837               45,477,492
 Class I Shares Issued                                                              21,976,837
---------------------------------------------------------------------------------------------------



Pioneer Mid Cap Value VCT Portfolio
---------------------------------------------------------------------------------------------------
                               Pioneer Mid Cap                                   Pioneer Mid Cap
                                  Value VCT            Safeco RST Multi-            Value VCT
                                  Portfolio           Cap Core Portfolio            Portfolio
                            (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
---------------------------------------------------------------------------------------------------
 Net Assets                     $757,206,652              $49,670,328             $858,922,877
 Shares Outstanding               32,072,498                2,399,533               34,160,364
 Class I Shares Issued                                                               2,087,866
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                             Unrealized          Realized
                                          Appreciation on       Gain/(Loss)
                                            Closing Date      on Closing Date
---------------------------------------------------------------------------------------------------
 Safeco RST Core Equity Portfolio           $68,714,366         $20,662,968
 Safeco RST Money Market Portfolio                   --                  --
 Safeco RST Multi-Cap Core Portfolio          5,550,191           7,992,587


-------------------------------------------------------------------------------


Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In addition, on November 4, 2005, beneficial owners of AmSouth VIF Select
Equity Portfolio approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on November 4, 2005, by exchanging all of the AmSouth Fund's net assets for Class II shares as indicated below, based on Class II share's ending net asset value on the Closing Date. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

-----------------------------------------------------------------------------------------------------
                                 Pioneer Fund              AmSouth VIF             Pioneer Fund
                                 VCT Portfolio            Select Equity            VCT Portfolio
                             (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
-----------------------------------------------------------------------------------------------------
 Net Assets                      $444,635,312              $53,856,933             $498,492,245
 Shares Outstanding                21,144,152                4,928,631               23,711,213
 Class II Shares Issued                                                               2,567,061
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                   Unrealized          Realized
                                Appreciation on         (Loss)
                                  Closing Date      on Closing Date
-----------------------------------------------------------------------------------------------------
 AmSouth VIF Select Equity         $4,928,126         $ (49,233)
-----------------------------------------------------------------------------------------------------


Additional Information (unaudited)
The qualifying percentage of certain Portfolios' ordinary income dividends for the purposes of the corporate dividends received deduction and the percentage of those ordinary dividends that are subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 were as follows:

-----------------------------------------------------------------------------------------------------
                                     Dividend      Qualified
                                     Received      Dividend
                                    Deduction       Income
-----------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio             0.00%        100.00%
 Europe Portfolio                       0.00%        100.00%
 International Value Portfolio          0.00%        100.00%
 Mid Cap Value Portfolio              100.00%         88.84%
 Growth Shares Portfolio              100.00%        100.00%
 Fund Portfolio                       100.00%        100.00%
 Equity Income Portfolio              100.00%        100.00%
 Balanced Portfolio                    37.72%         40.51%

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Variable Contracts Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Pioneer Emerging Markets VCT Portfolio, Pioneer Europe VCT Portfolio, Pioneer International Value VCT Portfolio, Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio, Pioneer Mid Cap Value VCT Portfolio, Pioneer Growth Shares VCT Portfolio, Pioneer Real Estate Shares VCT Portfolio, Pioneer Fund VCT Portfolio, Pioneer Equity Income VCT Portfolio, Pioneer Balanced VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer Strategic Income VCT Portfolio, Pioneer America Income VCT Portfolio and Pioneer Money Market VCT Portfolio (fifteen of the portfolios constituting the Pioneer Variable Contracts Trust collectively, the 'Trust', and individually, the 'Portfolios'), as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 8, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the fifteen Portfolios of the Pioneer Variable Contracts Trust referred to above at December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 10, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Emerging Markets VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Emerging Markets VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the first quintile of the peer group for the 12 months ended June 30, 2005, the first quintile for the three years ended June 30, 2005, and the third quintile for the five years ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio (before and after giving effect to the expense limitation) for the 12 months ended June 30, 2005 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (after giving effect to the expense limitation) was in the fifth quintile of this peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Emerging Markets VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of brake points in the management fee, reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2005, the third quintile for the three years ended June 30, 2005, and the fifth quintile for the five years ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the second quintile (after fee waivers) relative to the management fees paid by the other funds in that peer group for the comparable period and in the fifth quintile without giving effect to fee waivers. The Investment Adviser agreed to reduce the management fee to 0.85% of average daily net assets, which would place the Fund in the third quintile of the peer group, and to add a break point in the management fee. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio (before and after giving effect to the expense limitation) for the 12 months ended June 30, 2005 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (after giving effect to the expense limitation) was in the fifth quintile of this peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fees, the Trustees concluded

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------

   that any perceived or potential economies of scale would be shared at future asset levels, in a reasonable manner as the Fund grows in size, between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer International Value VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of break points in the management fee, reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer International Value VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the third quintile of the peer group for the 12 months ended June 30, 2005, the fourth quintile for the three years ended June 30, 2005, the fifth quintile for the five years ended June 30, 2005 and the fifth quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the fifth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Investment Adviser agreed to reduce the management fee to 0.85%, which would be in the third quintile of the peer group, and to add a break point to the fee schedule. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2005 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio was in the fifth quintile of this peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fees, the Trustees concluded

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer International Value VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   that any perceived or potential economies of scale would be shared at future asset levels, in a reasonable manner as the Fund grows in size, between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Small Cap Value VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three year periods for the Fund and a peer group selected by the Independent Trustees for this purpose,
(2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Small Cap Value VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2005 and the second quintile for the three years ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (after giving effect to the expense limitation) for the 12 months ended June 30, 2005 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, a break point in the management fee was not necessary at this time. As assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates,

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Small Company VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------

   including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Small Company VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three year periods for the Fund and a peer group selected by the Independent Trustees for this purpose,
(2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Small Company  VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fifth quintile of the peer group for the 12 months ended June 30, 2005 and the fifth quintile for the three year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be fifth quintile.)

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the first quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (before and after giving effect to the expense limitation) for the 12 months ended June 30, 2005 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fees were not necessary at this time. As assets increase, the Trustees would continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Small Company VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Mid Cap Value VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Mid Cap Value VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the first quintile of the peer group for the 12 months ended June 30, 2005, the second quintile of the peer group for the three years ended June 30, 2005, the first quintile for the five years ended June 30, 2005 and the first quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the consistent out performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the first quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was lower than that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In light of the fact that the management fee would remain under the median

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Mid Cap Value VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------

   for the peer group at reasonably anticipated asset levels, the Trustees concluded that break points in the management fee were not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Shares VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareowners.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Shares VCT Portfolio (the "Fund") -- 2005
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FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
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   performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fourth quintile of the peer group for the 12 months ended June 30, 2005, the fourth quintile of the peer group for the three years ended June 30, 2005, and the fifth quintile for the five years ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.)

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated assets levels, a break point in the management fee was not necessary at this time. As the assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Shares VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------

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H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Real Estate Shares VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually approve the Fund's management contract (the "Management Contract") between the Fund and Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"). The Investment Adviser has retained AEW Investment Advisers, LLC. (the "Sub-adviser") to act as sub-adviser to the Fund pursuant to a sub-advisory agreement between the Investment Adviser and the Sub-adviser (the "Sub-advisory Agreement"). The Trustees have determined that the terms of the Management Contract and the Sub-advisory Agreement are fair and reasonable and that renewal of these contracts will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of the Investment Adviser, or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract and Sub-advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract and Sub-advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates, (ix) the disclosures included in the Fund's prospectuses and reports to shareowners and (x) the investment and compliance staff and operations of the Subadviser.

Specifically, in connection with the Independent Trustees' review of the Management Contract and the Sub-advisory Agreement, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's and Sub-adviser's services and the reasonableness of the fee under the Management Contract and the Sub-advisory Agreement. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser and the Sub-adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser and the Sub-adviser, (6) the Investment Adviser's and Sub-adviser's financial results and condition, including, in the case of the Investment Adviser, its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, the break points in the Fund's management fee and of a peer group of funds selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Real Estate Shares VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the first quintile of the peer group for the 12 months ended June 30, 2005, the first quintile of the peer group for the three years ended June 30, 2005, the first quintile for the five years ended June 30, 2005 and the first quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the activities of the Investment Adviser in monitoring the investment and compliance operations of the Sub-adviser. The Trustees also considered the yield (gross of expenses of the Class I shares of the Fund relative to the yield (at June 30, 2005) of the Wilshire Real Estate Securities Index. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract and the Sub-advisory Agreement.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations. Among other things, the Trustees considered the number, education and experience of the Sub-adviser's investment staff. The Trustees concluded that the Investment Adviser and the Sub-adviser have the quality and depth of personnel and the well-developed methods essential to performing their duties under the Management Contract and the Sub-advisory Agreement.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also evaluated the fee under the Sub-advisory Agreement and the portion of the fee under the Management Contract retained by the Investment Adviser and determined that they were consistent with other sub-advised funds. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the third quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparable funds.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Real Estate Shares VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated assets levels, a break point in the management fee was not necessary at this time. As the assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Sub-adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's and Sub-adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser and the Sub-adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund and the Sub-advisory Agreement are fair and reasonable and voted to approve the continuation of the Management Contract and the Sub-advisory Agreement for another year.

                                               PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

                                             PIONEER VARIABLE CONTRACTS  TRUST
Pioneer Fund VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the third quintile of the peer group for the 12 months ended June 30, 2005, the fourth quintile of the peer group for the three years ended June 30, 2005, and the fourth quintile for the five years ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield (gross of expenses) on the Class I shares of the Fund relative to the yield (at June 30, 2005) of the Standard & Poor's 500 Stock Index. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the first quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was lower than that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for real-

                                               PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ization of any further economies of scale. The Trustees concluded that, given current or anticipated asset levels, break points in the management fees were not necessary at this time. As the assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Equity Income VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Equity Income VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2005, the third quintile of the peer group for the three years ended June 30, 2005, the third quintile for the five years ended June 30, 2005 and in the second quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield (gross of expenses) to Fund Class I shareholders relative to the yield (as of June 30, 2005) of the Russell 1000 Value Index. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities and fixed income groups. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the second quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was lower than that of most of the comparable funds in the peer group.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Equity Income VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------

   for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and two relevant indices, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fifth quintile of the peer group for the 12 months ended June 30, 2005, the fourth quintile of the peer group for the three years ended June 30, 2005, the fourth quintile for the five years ended June 30, 2005 and the third quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield (gross of expenses) of the Fund's Class I shares relative to the yield (as of June 30, 2005) of the Lehman Aggregate Bond Index and the S&P 500 Index. The fixed income portion of the portfolio performed well but the equity portion had underperformed its benchmark index. The Trustees concluded, in light of Pioneer's commitment to address the underperformance of the equity component, that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income and equities groups. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of peer funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.
176

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Balanced VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer High Yield VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer High Yield VCT Portfolio (the "Fund")-- 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the third quintile of the peer group for the 12 months ended June 30, 2005, the second quintile for the three years ended June 30, 2005 and the second quintile for the five years ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also compared the yield (gross of expenses) on the Fund's Class I shares relative to the yield (as of June 30, 2005) on the Merrill Lynch High Yield Master II Index. The Trustees concluded that the performance of the Fund, particularly the Fund's longer-term performance, supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the third quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer High Yield VCT Portfolio (the "Fund")-- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------

   realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and two relevant indices, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2005, the second quintile for the three years ended June 30, 2005, and the second quintile for the five years ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered that the yield (gross of expenses) of the Fund's Class 1 shares relative to the yield (at June 30, 2005) of the Lehman Universal Bond Index. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 at the median relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer America Income VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer America Income VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fourth quintile of the peer group for the 12 months ended June 30, 2005, the fifth quintile for the three years ended June 30, 2005, the second quintile for the five years ended June 30, 2005 and the fourth quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield (gross of expenses) of the Fund's Class I shares compared to the yield (as of June 30, 2005) of the Lehman Brothers Government Bond Index.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the fourth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. However, the Investment Manager agreed to reduce the management fee to 0.50% of average daily net assets, which would place the Fund in the third quintile of the peer group and to add a break point to the fee schedule. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fees, the Trustees concluded

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer America Income VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
-------------------------------------------------------------------------------

   that any perceived or potential economies of scale would be shared at future asset levels, in a reasonable manner as the Fund grows in size, between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Money Market VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of break points in the management fee, reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Money Market VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------

   the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fifth quintile of the peer group for the 12 months ended June 30, 2005, the fifth quintile for the three years ended June 30, 2005, the fourth quintile for the five years ended June 30, 2005 and the fifth quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield (gross of expenses) on the Fund's Class I shares relative to the yield (at June 30, 2005) on 30 day U.S. Treasury securities.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the fifth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Investment Adviser agree to reduce the management fee to 0.40% of average daily net assets, which would place the fee in the third quintile of the peer group, and to add a break point to the fee schedule. The Trustees also evaluated the fee relative to the median fee of the peer group and determined that is was only modestly higher than the median. In light of the range of fees included in the peer group, the Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Money Market VCT Portfolio (the "Fund") -- 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   realization of any further economies of scale. Because of break points in the management fees, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels, in a reasonable manner as the Fund grows in size, between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Variable Contracts Trust
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
-----------------------------------------------------------------------------------------------------------------------------------
Investment Adviser                                                    Trustees and Officers
Pioneer Investment Management, Inc.                                   The Trust's Board of Trustees provides broad
                                                                      supervision over the affairs of the Trust. The
Custodian                                                             officers of the Trust are responsible for the
Brown Brothers Harriman & Co.                                         Trust's operations. The Trust's Trustees and
                                                                      officers are listed below, together with their
Independent Registered Public Accounting Firm                         principal occupations during the past five years.
Ernst & Young LLP                                                     Trustees who are interested persons of the Portfolio
                                                                      within the meaning of the Investment Company Act of
Principal Underwriter                                                 1940 are referred to as Interested Trustees.
Pioneer Funds Distributor, Inc.                                       Trustees who are not interested persons of the Trust
                                                                      are referred to as Independent Trustees. Each of the
Legal Counsel                                                         Trustees may serve as a trustee of each of the 91
Wilmer Cutler Pickering Hale and Dorr LLP                             U.S. registered investment portfolios for which
                                                                      Pioneer Investment Management, Inc. ("Pioneer")
Shareowner Services and Transfer                                      serves as investment adviser (the "Trust"). The
Pioneer Investment Management Shareholder Services, Inc.              address for all Interested Trustees and all officers
                                                                      of the Portfolio is 60 State Street, Boston,
                                                                      Massachusetts 02109.

                                                                      The Trust's statement of additional information
                                                                      provides more detailed information regarding the
                                                                      Trust's Trustees and is available upon request,
                                                                      without charge, by calling 1-800-225-6292.

                                                                      Proxy Voting Policies and Procedures of the Trust
                                                                      are available without charge, upon Agent request, by
                                                                      calling our toll free number (1-800-225-6292). This
                                                                      information is also available online at
                                                                      pioneerfunds.com.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS HELD      TERM OF OFFICE AND   PRINCIPAL OCCUPATION                   OTHER DIRECTORSHIPS
NAME AND AGE                 WITH THE TRUST      LENGTH OF SERVICE    DURING PAST FIVE YEARS                 HELD BY THIS TRUSTEE
John F. Cogan, Jr. (79)*     Chairman of the     Since 1994. Serves   Deputy Chairman and a Director of      Chairman and
                             Board, Trustee and  until successor      Pioneer Global Asset Management        Directors of ICI
                             President           trustee is elected   S.p.A. ("PGAM"); Non-Executive         Mutual Insurance
                                                 or earlier           Chairman and a Director of Pioneer     Company; Director of
                                                 retirement or        Investment Management USA Inc.         Harbor Global
                                                 removal.             ("PIM-USA"); Chairman and a            Company, Ltd.
                                                                      Director of Pioneer; Director of
                                                                      Pioneer Alternative Investment
                                                                      Management Limited (Dublin);
                                                                      President and a Director of Pioneer
                                                                      Alternative Investment Management
                                                                      (Bermuda) Limited and affiliated
                                                                      funds; Director of PIOGLOBAL Real
                                                                      Estate Investment Fund (Russia);
                                                                      Director of Nano-C, Inc. (since
                                                                      2003); Director of Cole Investment
                                                                      Corporation (since 2004); Director
                                                                      of Fiduciary Counseling Inc.;
                                                                      President and Director of Pioneer
                                                                      Funds Distributor, Inc. ("PFD");
                                                                      President of all of the Pioneer
                                                                      Funds; and Of Counsel, Wilmer
                                                                      Cutler Pickering Hale and Dorr LLP
                                                                      (counsel to PIM-USA and the Pioneer
                                                                      Funds).
-----------------------------------------------------------------------------------------------------------------------------------
*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

Pioneer Variable Contracts Trust
-------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS     (continued)
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS HELD      TERM OF OFFICE AND   PRINCIPAL OCCUPATION         OTHER DIRECTORSHIPS
NAME AND AGE                 WITH THE TRUST      LENGTH OF SERVICE    DURING PAST FIVE YEARS       HELD BY THIS TRUSTEE
David R. Bock** (62)         Trustee             Since 2005. Serves   Senior Vice                  Director of The
3050 K. Street NW,                               until a successor    President and Chief          Enterprise Social
Washington, DC 20007                             trustee is elected   Financial Officer,           Investment Company
                                                 or earlier           I-trax, Inc.                 (privately-held
                                                 retirement or        (publicly traded             affordable housing
                                                 removal.             health care services         finance company);
                                                                      company)                     Director of New York
                                                                      (2001-present);              Mortgage Trust
                                                                      Managing Partner,            (publicly traded
                                                                      Federal City Capital         mortgage REIT)
                                                                      Advisors (boutique
                                                                      merchant bank) (2002
                                                                      to 2004); Executive
                                                                      Vice President and
                                                                      Chief Financial
                                                                      Officer, Pedestal
                                                                      Inc. (internet-based
                                                                      mortgage trading
                                                                      company)
                                                                      (2000-2002).
** Mr. Bock became a Trustee of the Trust on January 1, 2005.
-----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)            Trustee             Since 2000. Serves   President, Bush              Director of Brady
3509 Woodbine Street,                            until successor      International                Corporation
Chevy Chase, MD 20815                            trustee is elected   (international               (industrial
                                                 or earlier           financial advisory           identification and
                                                 retirement or        firm).                       specialty coated
                                                 removal.                                          material products
                                                                                                   manufacturer),
                                                                                                   Mortgage Guaranty
                                                                                                   Insurance
                                                                                                   Corporation, and
                                                                                                   Briggs & Stratton,
                                                                                                   Inc. (engine
                                                                                                   manufacturer)
-----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58)    Trustee             Since 2000. Serves   Founding Director, The       None
1001 Sherbrooke Street                           until successor      Winthrop Group, Inc.
West, Montreal, Quebec,                          trustee is elected   (counsulting firm);
Canada H3A 1G5                                   or earlier           Desautels, Faculty
                                                 retirement or        of Management,
                                                 removal.             McGill University.










-----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)     Trustee             Since 1995. Serves   President and Chief          Director of New
One Boston Place,                                until successor      Executive Officer,           America High Income
28th Floor,                                      trustee is elected   Newbury, Piret &             Fund, Inc.
Boston, MA 02108                                 or earlier           Company, Inc.                (closed-end
                                                 retirement or        (investment banking          investment company)
                                                 removal.             firm).

-----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)           Trustee             Since September,     President, John              None
One North Adgers Wharf,                          2000. Serves until   Winthrop & Co., Inc.
Charleston, SC 29401                             successor trustee is (private investment
                                                 elected or earlier   firm).
                                                 retirement or
                                                 removal.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                            (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS HELD     TERM OF OFFICE AND    PRINCIPAL OCCUPATION         OTHER DIRECTORSHIPS
NAME AND AGE                 WITH THE TRUST     LENGTH OF SERVICE     DURING PAST FIVE YEARS       HELD BY THIS OFFICER
Osbert M. Hood (53)**        Executive Vice     Since 2005. Serves    President and Chief          Trustee of certain
                             President          at the discretion of  Executive Officer,           Pioneer funds
                                                the Board.            PIM-USA since May
                                                                      2003 (Director since
                                                                      January 2001);
                                                                      President and
                                                                      Director of Pioneer
                                                                      since May 2003;
                                                                      Chairman and
                                                                      Director of Pioneer
                                                                      Investment
                                                                      Management
                                                                      Shareholder
                                                                      Services, Inc.
                                                                      ("PIMSS") since May
                                                                      2003; Executive Vice
                                                                      President of all of
                                                                      the Pioneer Funds
                                                                      since June 2003;
                                                                      Executive Vice
                                                                      President and Chief
                                                                      Operating Officer of
                                                                      PIM-USA, November
                                                                      2000 to May 2003;
                                                                      Executive Vice
                                                                      President, Chief
                                                                      Financial Officer
                                                                      and Treasurer, John
                                                                      Hancock Advisers,
                                                                      L.L.C., Boston, MA,
                                                                      November 1999 to
                                                                      November 2000;
                                                                      Senior Vice
                                                                      President and Chief
                                                                      Financial Officer,
                                                                      John Hancock
                                                                      Advisers, L.L.C.,
                                                                      April 1997 to
                                                                      November 1999.
-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58)     Secretary          Since September,      Secretary of                 None
                                                2003. Serves at the   PIM-USA; Senior Vice
                                                discretion of the     President - Legal of
                                                Board.                Pioneer; and
                                                                      Secretary/Clerk of
                                                                      most of PIM-USA's
                                                                      subsidiaries;
                                                                      Secretary of all of
                                                                      the Pioneer Funds
                                                                      since September 2003
                                                                      (Assistant Secretary
                                                                      from November 2000
                                                                      to September 2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (41)   Assistant          Since September,      Assistant Vice               None
                             Secretary          2003. Serves at the   President and Senior
                                                discretion of the     Counsel of Pioneer
                                                Board.                since July 2002;
                                                                      Vice President and
                                                                      Senior Counsel of
                                                                      BISYS Fund Services,
                                                                      Inc. (April 2001 to
                                                                      June 2002); Senior
                                                                      Vice President and
                                                                      Deputy General
                                                                      Counsel of Funds
                                                                      Distributor, Inc.
                                                                      (July 2000 to April
                                                                      2001) and Assistant
                                                                      Secretary of all
                                                                      Pioneer Funds since
                                                                      September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)         Assistant          Since September,      Partner, Wilmer              None
                             Secretary          2003. Serves at the   Cutler Pickering
                                                discretion of the     Hale and Dorr LLP;
                                                Board.                Assistant Secretary
                                                                      of all Pioneer Funds
                                                                      since September
                                                                      2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)            Treasurer          Since November,       Vice President -             None
                                                2000. Serves at the   Fund Accounting,
                                                discretion of the     Administration and
                                                Board.                Custody Services of
                                                                      Pioneer; and
                                                                      Treasurer of all of
                                                                      the Pioneer Funds.

-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)         Assistant          Since November,       Deputy Treasurer of          None
                             Treasurer          2004. Serves at the   Pioneer since 2004;
                                                discretion of the     Treasurer and Senior
                                                Board.                Vice President, CDC
                                                                      IXIS Asset
                                                                      Management Services
                                                                      from 2002 to 2003;
                                                                      Assistant Treasurer
                                                                      and Vice President,
                                                                      MFS Investment
                                                                      Management from 1997
                                                                      to 2002; and
                                                                      Assistant Treasurer
                                                                      of all of the
                                                                      Pioneer Funds since
                                                                      November 2004.

-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                            (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                             POSITIONS HELD     TERM OF OFFICE AND    PRINCIPAL OCCUPATION         OTHER DIRECTORSHIPS
NAME AND AGE                 WITH THE TRUST     LENGTH OF SERVICE     DURING PAST FIVE YEARS       HELD BY THIS OFFICER
Luis I. Presutti (40)        Assistant          Since November,       Assistant Vice               None
                             Treasurer          2000. Serves at the   President - Fund
                                                discretion of the     Accounting,
                                                Board.                Administration and
                                                                      Custody Services of
                                                                      Pioneer; and
                                                                      Assistant Treasurer
                                                                      of all of the
                                                                      Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)           Assistant          Since May, 2002.      Fund Accounting              None
                             Treasurer          Serves at the         Manager - Fund
                                                discretion of the     Accounting,
                                                Board.                Administration and
                                                                      Custody Services of
                                                                      Pioneer; and
                                                                      Assistant Treasurer
                                                                      of all of the
                                                                      Pioneer Funds since
                                                                      May 2002.
-----------------------------------------------------------------------------------------------------------------------------------
Katharine Kim Sullivan (32)  Assistant          Since September,      Fund Administration          None
                             Treasurer          2003. Serves at the   Manager - Fund
                                                discretion of the     Accounting,
                                                Board.                Administration and
                                                                      Custody Services
                                                                      since June 2003;
                                                                      Assistant Vice
                                                                      President - Mutual
                                                                      Fund Operations of
                                                                      State Street
                                                                      Corporation from
                                                                      June 2002 to June
                                                                      2003 (formerly
                                                                      Deutsche Bank Asset
                                                                      Management); Pioneer
                                                                      Fund Accounting,
                                                                      Administration and
                                                                      Custody Services
                                                                      (Fund Accounting
                                                                      Manager from August
                                                                      1999 to May 2002);
                                                                      and Assistant
                                                                      Treasurer of all
                                                                      Pioneer Funds since
                                                                      September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)         Chief Compliance   Since October, 2004.  Chief Compliance             None
                             Officer            Serves at the         Officer of Pioneer
                                                discretion of the     (Director of
                                                Board                 Compliance and
                                                                      Senior Counsel from
                                                                      November 2000 to
                                                                      September 2004); and
                                                                      Chief Compliance
                                                                      Officer of all of
                                                                      the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

[LOGO]
PIONEER
Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

                                                                   18646-00-0206





                                                           [LOGO] PIONEER
                                                                  Investments(R)



                                                PIONEER VARIABLE CONTRACTS TRUST

                                    Pioneer Bond VCT Portfolio -- Class I Shares




                                                                   ANNUAL REPORT

                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Bond VCT Portfolio

  Portfolio and Performance Update                                    2

  Comparing Ongoing Portfolio Expenses                                3

  Portfolio Management Discussion                                     4

  Schedule of Investments                                             5

  Financial Statements                                               10

  Notes to Financial Statements                                      14

  Report of Independent Registered Public
    Accounting Firm                                                  18

  Factors Considered by the Independent Trustees in
    Approving the Management Contract                                19

  Trustees, Officers and Service Providers                           22

Before investing, consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment in securities)

(THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.)

U.S. Government Securities                                           63.4%
U.S. Corporate Bonds                                                 31.5%
Asset Backed Securities                                              2.7%
Collateralized Mortgage Obligations                                  1.3%
Temporary Cash Investment                                            1.1%

Quality Distribution
(As a percentage of total investment in securities)

(THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.)

Commercial Paper                                                     0.1%
Treasury/Agency                                                      65.1%
AA                                                                   0.7%
A                                                                    4.3%
BBB                                                                  17.9%
BB                                                                   9.9%
B & Lower                                                            2.0%

Five Largest Holdings
(As a percentage of long-term holdings)

  1.    Government National Mortgage
           Association, 5.5%,
           10/15/33                                                  4.36%
--------------------------------------------------------------------------
  2.    U.S. Treasury Notes, 5.5%,
           8/15/28                                                   4.08
--------------------------------------------------------------------------
  3.    Federal National Mortgage
           Association, 4.816%,
           12/1/12                                                   4.01
--------------------------------------------------------------------------
  4.    Federal National Mortgage
           Association, 5.0%, 12/1/17                                3.86
--------------------------------------------------------------------------
  5.    Federal National Mortgage
           Association, 5.0%, 3/1/33                                 3.64
--------------------------------------------------------------------------

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                                                 12/31/05          12/31/04
Net Asset Value per Share                        $ 10.79           $ 11.61

                                  Net
Distributions per Share           Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)               Income         Capital Gains     Capital Gains
                                  $ 1.1199       $    -            $    -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Bond VCT Portfolio at net asset value, compared to that of the Lehman Brothers Aggregate Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

(THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL)

                          Lehman Bros.                       Pioneer Bond
                      Aggregate Bond Index                  VCT Portfolio
12/95                         10000                             10000
                              10363                             10054
12/97                         11364                             10899
                              12351                             11870
12/99                         12249                             11397
                              13673                             12740
12/01                         14828                             13667
                              16348                             14732
12/03                         17019                             15215
                              17758                             15757
12/05                         18189                             16170

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. A market value-weighted measure of treasure and agency issues, corporate bond issues and mortgage-backed securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(as of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years                                                             4.92%
5 Years                                                              4.88%
1 Year                                                               2.62%

All total returns shown assume reinvestment of distributions at net asset value. Please refer to the variable products report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Bond VCT Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005

       Share Class                                                       I
       -------------------------------------------------------------------------
       Beginning Account Value on 7/1/05                             $1,000.00
       Ending Account Value on 12/31/05                              $  998.73
       Expenses Paid During Period*                                  $    3.12

* Expenses are equal to the Portfolio's annualized expense ratio of 0.62% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Bond VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2005 through December 31, 2005

       Share Class                                                       I
       -------------------------------------------------------------------------
       Beginning Account Value on 7/1/05                             $1,000.00
       Ending Account Value on 12/31/05                              $1,022.08
       Expenses Paid During Period*                                  $    3.16

* Expenses are equal to the Portfolio's annualized expense ratio of 0.62% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

Fixed income investments produced generally positive, if moderate, returns during 2005. Rising interest rates for bonds of most maturities caused some price erosion, although not enough to erase the positive benefits of income produced by bonds. Returns across most sectors of the domestic bond market were remarkably similar for the year. In the following interview, Kenneth J. Taubes discusses the factors that influenced the Bond Portfolio's performance during the 12 months. Mr. Taubes, Director of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Portfolio.

Q: How did the Portfolio perform during the 12 months ended December 31, 2005?

A: The Portfolio performed modestly above its benchmark. Bond Portfolio Class I
   Shares had a total return of 2.62% at net asset value for the year. During the same 12 months, the benchmark Lehman Aggregate Bond Index returned 2.43%. On December 31, 2005, the SEC standardized 30-day yield for Class I shares was 4.98%.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: How would you describe the overall investment environment during the year?

A: Against a backdrop of persistent economic growth, the Federal Reserve Board continued to tighten monetary policy. The central bank raised the key fed funds rate eight different times during the period as the rate rose from 2.25% to 4.25% by the end of 2005. While the rate hikes were widely expected, they nevertheless had an impact on the financial markets. Yields of securities of most securities rose and prices declined during the period. This particularly affected short to intermediate treasury securities. The principal exception was the 30-year Treasury bond, where the yields actually declined. Over the year, the difference between the yields of shorter- and longer-term securities grew smaller - the yield curve flattened. At year's end, the yield curve even had inverted in some places. That phenomenon, when interest rates of shorter maturity securities become higher than some longer maturity securities, is a reversal of the usual relationships and has been associated with a relatively restrictive Federal Reserve monetary policy. Because of the flattening of the yield curve, performance of fixed income portfolios was heavily influenced by the distribution of maturities in the portfolio. Intermediate term bonds, in the middle of the yield curve, tended to perform relatively poorly.

   Corporate bonds delivered modestly positive results, with both investment grade and high yield producing similar results on a total return basis. The primary difference was that high-yield bonds tended to lose more principal, although the higher income of those lower-rated securities made up the difference on a total-return basis.

   Mortgages generally outperformed corporate bonds as well as Treasuries, as they offered relatively good yield with less principal loss than other sectors.

Q: What led the Portfolio to outperform its benchmark?

A: Our investment holdings had a higher average yield than the Lehman index, which helped relative results. In addition, we were well positioned on the yield curve, with a greater emphasis on higher-yielding, longer-maturity bonds that outperformed intermediates. We also emphasized mortgage-backed securities, which was one of the better performing parts of the market. Approximately 51.6% of the Portfolio assets were invested in mortgages at the end of the year. Treasury and agencies, including an increased investment in Treasury Inflation Protected Securities (TIPS) accounted for 14.9% of assets.

   Within our corporate holdings, we de-emphasized the automotive sector, which helped performance during a year which saw the high profile credit rating downgrades of both General Motors and Ford to below-investment grade, or high yield. We did have a small exposure to securities issued by Ford that detracted from results. In addition, our position in bonds of auto components company Delphi, which filed for bankruptcy during the year, held back performance. Among corporate investments that performed well during 2005 were bonds issued by Ohio Casualty, a property and casualty insurer, and Pemex, the state-controlled oil company based in Mexico.

   At the end of 2005, average credit quality of our portfolio was AA-, slightly higher than the average of A+ one year earlier. Effective duration, a measure of sensitivity to changes in interest rates - was 4.84 years.

Q: What is your investment outlook?

A: We anticipate that the pace of economic growth may slow in 2006, but the economic expansion should persist. The Federal Reserve Board may continue to raise short-term rates in the early part of the year, but we do not anticipate that monetary policy will become so restrictive as to push the economy into recession.

   At a time when spreads - or the differences between yields - are narrow between yields of fixed income securities of different credit quality, we expect to continue to upgrade overall credit quality. For one thing, increased corporate merger-and-acquisition activity poses a potential threat to holders of investment grade, corporate bonds, as many merger deals benefit shareholders more than bondholders. We anticipate maintaining an emphasis on mortgage-backed securities over corporate bonds, which offer only slightly less yield than investment grade corporate, but without the risk of merger-and-acquisition activity. Within our Treasury holdings, we expect to continue to focus on TIPS (Treasury Inflation-Protected Securities). The easing of global monetary policies over the past several years has potentially provided an environment for inflation to pick-up.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

When interest rates rise, the prices of fixed income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investments in high yield or lower-rated securities are subject to greater-than-average risk. The securities issued by U.S. Government sponsored entities (i.e., FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. Government. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-Backed securities are also subject to pre-payments. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

                 S&P/Moody's
Principal        Ratings
   Amount        (unaudited)                                                                                Value
                                ASSET BACKED SECURITIES - 2.7%
                                Diversified Financials - 1.5%
                                Diversified Financial Services - 0.3%
 $ 95,597        BB-/Ba2        Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)                     $    97,551
                                                                                                      -----------
                                Specialized Finance - 1.2%
  420,000        AAA/Aaa        MBNA Credit Card Master Note, Floating Rate Note, 12/15/08 (a)        $   420,198
                                                                                                      -----------
                                Total Diversified Financials                                          $   517,749
                                                                                                      -----------
                                Utilities - 1.2%
                                Electric Utilities - 1.2%
  131,477        BB-/Ba2        FPL Energy National Wind, 6.125%, 3/25/19 (144A)                      $   128,646
  204,685        BB+/Ba2        FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)                           204,429
   59,799        B+/B1          Tenaska Alabama, Floating Rate Note, 6/30/21 (144A) (a)                    60,159
                                                                                                      -----------
                                                                                                      $   393,234
                                                                                                      -----------
                                Total Utilities                                                       $   393,234
                                                                                                      -----------
                                TOTAL ASSET BACKED SECURITIES
                                (Cost $918,200)                                                       $   910,983
                                                                                                      -----------
                                COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%
                                Diversified Financials - 1.3%
                                Diversified Financial Services - 1.3%
  450,000        BB/NR          Tower 2004-2A F, 6.376%, 12/15/14                                     $   448,754
                                                                                                      -----------
                                Total Diversified Financials                                          $   448,754
                                                                                                      -----------
                                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                (Cost $450,000)                                                       $   448,754
                                                                                                      -----------
                                CORPORATE BONDS - 31.7%
                                Energy - 3.8%
                                Integrated Oil & Gas - 1.0%
  215,000        BBB/Baa2       Petro-Canada, 4.0%, 7/15/13                                           $   199,018
  140,000        BBB+/Baa1      USX Corp., 6.85%, 3/1/08                                                  145,468
                                                                                                      -----------
                                                                                                      $   344,486
                                                                                                      -----------
                                Oil & Gas Equipment & Services - 0.4%
  125,000        B+/Ba3         Holly Energy Partners LP, 6.25%, 3/1/15                               $   121,094
                                                                                                      -----------
                                Oil & Gas Exploration & Production - 1.3%
  370,000        BBB-/Baa1      Pemex Project Funding Master, 9.125%, 10/13/10                        $   425,870
                                                                                                      -----------
                                Oil & Gas Refining & Marketing - 0.2%
   50,000        BBB/Baa2       Boardwalk Pipelines LLC, 5.5%, 2/1/17                                 $    49,589
                                                                                                      -----------
                                Oil & Gas Storage & Transportation - 0.9%
  295,000        BBB+/Baa1      Kinder Morgan Energy Partners, 6.75%, 3/15/11                         $   314,200
                                                                                                      -----------
                                Total Energy                                                          $ 1,255,239
                                                                                                      -----------
                                Materials - 2.8%
                                Aluminum - 0.8%
  285,000        B/B1           Novelis, Inc., 7.25%, 2/15/15                                         $   265,763
                                                                                                      -----------
                                Commodity Chemicals - 0.8%
   80,000        B+/B1          Invista, 9.25%, 5/1/12 (144A)                                         $    85,400
  200,000        BB+/Ba2        Nova Chemicals, Ltd., 6.5%, 1/15/12                                       193,750
                                                                                                      -----------
                                                                                                      $   279,150
                                                                                                      -----------
                                Fertilizers & Agricultural Chemicals - 0.6%
  220,000        BBB+/Baa2      Potash Corp. Saskatchewan, 4.875%, 3/1/13                             $   214,528
                                                                                                      -----------

The accompanying notes are an integral part of these financial statements.     5

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
  Principal      Rating
     Amount      (unaudited)                                                                                Value
                                Paper Products - 0.6%
 $  225,000      BB-/B1         Abitibi-Consolidated, Inc., 6.0%, 6/20/13                             $   190,688
                                                                                                      -----------
                                Total Materials                                                       $   950,129
                                                                                                      -----------
                                Capital Goods - 1.2%
                                Aerospace & Defense - 0.6%
    190,000      A/A3           Boeing Co., 5.125%, 2/15/13                                           $   191,579
                                                                                                      -----------
                                Electrical Component & Equipment - 0.2%
     60,000      NR/Ba1         Orcal Geothermal, 6.21%, 12/30/20 (144A)                              $    60,167
                                                                                                      -----------
                                Trading Companies & Distributors - 0.4%
    145,000      BB+/Ba1        Noble Group, Ltd., 6.625%, 3/17/15 (144A)                             $   133,529
                                                                                                      -----------
                                Total Capital Goods                                                   $   385,275
                                                                                                      -----------
                                Automobiles & Components - 1.1%
                                Automobile Manufacturers - 1.1%
    435,000      BBB-/Baa1      Ford Motor Co., 7.25%, 10/1/08 (b)                                    $   352,350
                                                                                                      -----------
                                Total Automobiles & Components                                        $   352,350
                                                                                                      -----------
                                Media - 1.0%
                                Broadcasting & Cable TV - 1.0%
    335,000      BBB/Baa3       Comcast Corp., 5.3%, 1/15/14                                          $   328,651
                                                                                                      -----------
                                Total Media                                                           $   328,651
                                                                                                      -----------
                                Food, Beverage & Tobacco - 2.6%
                                Brewers - 0.9%
    280,000      BBB+/Baa1      Miller Brewing Co., 5.5%, 8/15/13 (144A)                              $   285,406
                                                                                                      -----------
                                Packaged Foods & Meats - 0.9%
    280,000      A+/A1          Unilever Capital Corp., 7.125%, 11/1/10                               $   304,877
                                                                                                      -----------
                                Soft Drinks - 0.8%
    280,000      A/A3           Bottling Group LLC, 5.0%, 11/15/13                                    $   280,049
                                                                                                      -----------
                                Total Food, Beverage & Tobacco                                        $   870,332
                                                                                                      -----------
                                Health Care Equipment & Services - 2.1%
                                Health Care Distributors - 1.1%
    360,000      BBB/Baa3       Cardinal Health, Inc., 6.0%, 1/15/06                                  $   360,087
                                                                                                      -----------
                                Health Care Facilities - 1.0%
    350,000      BB+/Ba2        HCA, Inc., 6.3%, 10/1/12                                              $   351,748
                                                                                                      -----------
                                Total Health Care Equipment & Services                                $   711,835
                                                                                                      -----------
                                Banks - 0.6%
                                Diversified Banks - 0.6%
    225,000      A+/Aa3         US Bancorp, 3.125%, 3/15/08                                           $   217,280
                                                                                                      -----------
                                Total Banks                                                           $   217,280
                                                                                                      -----------
                                Diversified Financials - 3.8%
                                Consumer Finance - 1.2%
    415,000      A/A2           SLM Corp., Floating Rate Note, 7/25/14 (a)                            $   390,212
                                                                                                      -----------
                                Diversified Financial Services - 2.6%
    500,000      BBB-/Baa3      Bombardier Capital, Inc., 7.09%, 3/30/07                              $   500,625
    400,000      BBB-/Baa3      Glencore Funding LLC, 6.0%, 4/15/14 (144A)                                376,217
                                                                                                      -----------
                                                                                                      $   876,842
                                                                                                      -----------
                                Total Diversified Financials                                          $ 1,267,054
                                                                                                      -----------

6     The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/Moody's
    Principal    Ratings
       Amount    (unaudited)                                                                                Value
                                Insurance - 4.2%
                                Life & Health Insurance - 1.4%
 $  250,000      A-/A3          Lincoln National Corp., 5.25%, 6/15/07                                $   250,908
    225,000      B-/B2          Presidential Life Corp., 7.875%, 2/15/09                                  222,750
                                                                                                      -----------
                                                                                                      $   473,658
                                                                                                      -----------
                                Multi-Line Insurance - 0.4%
    130,000      BB/Ba1         Hanover Insurance Group, 7.625%, 10/15/25                             $   133,319
                                                                                                      -----------
                                Property & Casualty Insurance - 1.6%
    250,000      BBB-/NR        Kingsway America, Inc., 7.5%, 2/1/14                                  $   257,590
    250,000      BB/Baa3        Ohio Casualty Corp., 7.3%, 6/15/14                                        268,705
                                                                                                      -----------
                                                                                                      $   526,295
                                                                                                      -----------
                                Reinsurance - 0.8%
    255,000      BBB/Baa2       Platinum Underwriters Holding, 7.5%, 6/1/17                           $   259,864
                                                                                                      -----------
                                Total Insurance                                                       $ 1,393,136
                                                                                                      -----------
                                Real Estate - 3.3%
                                Real Estate Investment Trusts - 3.3%
    350,000      BBB-/Baa3      Health Care, Inc., 6.0%, 11/15/13                                     $   350,213
    350,000      BBB/Baa2       Hospitality Properties Trust, 5.125%, 2/15/15                             334,895
    225,000      BB-/Ba2        Host Marriott LP, 6.375%, 3/15/15                                         224,438
     50,000      B+/B1          Trustreet Properties, Inc., 7.5%, 4/1/15                                   50,000
    130,000      BB+/Ba2        Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)                        136,500
                                                                                                      -----------
                                                                                                      $ 1,096,046
                                                                                                      -----------
                                Total Real Estate                                                     $ 1,096,046
                                                                                                      -----------
                                Technology Hardware & Equipment - 1.1%
                                Communications Equipment - 1.1%
    350,000      BB+/Ba2        Corning, Inc., 5.9%, 3/15/14                                          $   353,359
                                                                                                      -----------
                                Total Technology Hardware & Equipment                                 $   353,359
                                                                                                      -----------
                                Semiconductors - 0.5%
                                Semiconductors - 0.5%
    155,000      BBB-/Baa3      Chartered Semiconductor, 6.375%, 8/3/15                               $   154,103
                                                                                                      -----------
                                Total Semiconductors                                                  $   154,103
                                                                                                      -----------
                                Telecommunication Services - 0.0%
                                Integrated Telecommunication Services - 0.0%
     10,000      BBB+/Baa2      Telecom Italia Capital, 4.875%, 10/1/10                               $     9,804
                                                                                                      -----------
                                Total Telecommunication Services                                      $     9,804
                                                                                                      -----------
                                Utilities - 3.6%
                                Electric Utilities - 2.4%
    111,507      BBB-/Baa3      Crocket Cogeneration, 5.869%, 3/30/25 (144A)                          $   110,420
     85,000      BBB+/Baa3      Entergy Gulf States, 5.7%, 6/1/15                                          83,187
    260,000      BBB-/Baa3      Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)                          260,764
    305,000      BBB/Baa1       PSE & G Power, 6.95%, 6/1/12                                              330,534
                                                                                                      -----------
                                                                                                      $   784,905
                                                                                                      -----------
                                Multi-Utilities - 1.2%
    270,000      BBB-/Baa3      Avista Corp., 7.75%, 1/1/07                                           $   276,656
    140,000      BBB+/Baa1      Dominion Resources, 6.25%, 6/30/12                                        146,469
                                                                                                      -----------
                                                                                                      $   423,125
                                                                                                      -----------
                                Total Utilities                                                       $ 1,208,030
                                                                                                      -----------
                                TOTAL CORPORATE BONDS
                                (Cost $10,681,358)                                                    $10,552,623
                                                                                                      -----------

The accompanying notes are an integral part of these financial statements.     7

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

  Principal
     Amount                                                                                                Value
                                U.S. GOVERNMENT & AGENCY OBLIGATIONS - 63.6%
 $  955,000                     Federal Home Loan Bank, 6.0%, 4/15/32                                 $   981,231
  1,081,263                     Federal Home Loan Mortgage Corp., 4.5%, 5/1/35                          1,017,288
    549,187                     Federal Home Loan Mortgage Corp., 4.5%, 10/1/35                           516,694
    251,266                     Federal Home Loan Mortgage Corp., 5.5%, 9/1/33                            249,575
     99,892                     Federal Home Loan Mortgage Corp., 6.0%, 1/1/34                            100,899
     26,211                     Federal Home Loan Mortgage Corp., 8.0%, 4/1/08                             26,865
  1,343,118                     Federal National Mortgage Association, 4.816%, 12/1/12                  1,325,817
  1,288,638                     Federal National Mortgage Association, 5.0%, 12/1/17                    1,276,907
  1,239,946                     Federal National Mortgage Association, 5.0%, 3/1/33                     1,205,750
    632,294                     Federal National Mortgage Association, 5.0%, 5/1/34                       613,890
    730,000                     Federal National Mortgage Association, 5.24%, 8/7/18                      727,400
    841,040                     Federal National Mortgage Association, 5.5%, 9/1/17                       846,853
  1,053,780                     Federal National Mortgage Association, 5.5%, 2/1/18                     1,061,985
    498,465                     Federal National Mortgage Association, 5.5%, 7/  (3                       498,563
     74,641                     Federal National Mortgage Association, 6.0%, 6/1/15                        76,279
     75,396                     Federal National Mortgage Association, 6.0%, 1/1/29                        77,030
    115,108                     Federal National Mortgage Association, 6.0%, 9/1/29                       116,528
     64,592                     Federal National Mortgage Association, 7.0%, 3/1/12                        67,025
     54,549                     Federal National Mortgage Association, 8.0%, 2/1/29                        58,241
     15,362                     Federal National Mortgage Association, 8.0%, 2/1/30                        16,411
      7,578                     Federal National Mortgage Association, 8.0%, 4/1/30                         8,095
     23,340                     Federal National Mortgage Association, 8.0%, 7/1/30                        24,932
     47,051                     Federal National Mortgage Association, 8.0%, 10/1/30                       50,260
     18,416                     Federal National Mortgage Association, 8.0%, 1/1/31                        19,672
    245,136                     Federal National Mortgage Association, 8.0%, 3/1/31                       261,873
     15,079                     Federal National Mortgage Association, 8.0%, 5/1/31                        16,107
     24,995                     Federal National Mortgage Association, 9.5%, 2/1/21                        27,588
    719,212                     Government National Mortgage Association, 4.5%, 12/15/18                  705,703
    366,412                     Government National Mortgage Association, 4.5%, 8/15/33                   351,652
    136,547                     Government National Mortgage Association, 4.5%, 12/15/34                  131,023
    215,823                     Government National Mortgage Association, 5.0%, 7/15/19                   215,321
    355,255                     Government National Mortgage Association, 5.5%, 8/15/33                   358,047
  1,430,791                     Government National Mortgage Association, 5.5%, 10/15/33                1,442,036
    380,649                     Government National Mortgage Association, 5.5%, 12/15/34                  383,264
     60,529                     Government National Mortgage Association, 6.0%, 8/15/13                    62,149
     11,112                     Government National Mortgage Association, 6.0%, 4/15/14                    11,414
    383,717                     Government National Mortgage Association, 6.0%, 8/15/34                   392,960
    753,730                     Government National Mortgage Association, 6.0%, 9/15/34                   771,885
     48,099                     Government National Mortgage Association, 7.0%, 4/15/28                    50,549
     14,439                     Government National Mortgage Association, 7.75%, 11/15/29                  15,350
    932,608                     Government National Mortgage Association II, 5.5%, 11/20/34               936,685
    685,000                     U.S. Treasury Bonds, 7.125%, 2/15/23                                      886,112
    184,316                     U.S. Treasury Inflation Protected Security, 1.875%, 7/15/15               181,264
    336,510                     U.S. Treasury Inflation Protected Security, 3.375%, 1/15/12               361,840
    446,308                     U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11                 476,992
    420,000                     U.S. Treasury Notes, 5.25%, 2/15/29                                       458,309
  1,200,000                     U.S. Treasury Notes, 5.5%, 8/15/28                                      1,349,297
    525,000                     U.S. Treasury Strip, 0.0%, 11/15/13                                       370,457
                                                                                                      -----------
                                                                                                      $21,182,067
                                                                                                      -----------
                                TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                (Cost $21,239,906)                                                    $21,182,067
                                                                                                      -----------

8     The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                                                                 Value
                                TEMPORARY CASH INVESTMENTS - 1.1%
                                Security Lending Collateral - 1.1%
    353,122                     Securities Lending Investment Fund, 4.24%                             $   353,122
                                                                                                      -----------
                                TOTAL TEMPORARY CASH INVESTMENTS
                                (Cost $353,122)                                                       $   353,122
                                                                                                      -----------
                                TOTAL INVESTMENT IN SECURITIES - 100.4%
                                (Cost $33,642,586)                                                    $33,447,549
                                                                                                      -----------
                                OTHER ASSETS AND LIABILITIES - (0.4)%                                 $  (115,937)
                                                                                                      -----------
                                TOTAL NET ASSETS - 100.0%                                             $33,331,612
                                                                                                      ===========

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $2,608,708 or 7.8% of total net assets.
NR  Not rated by either S&P or Moody's
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b)  At December 31, 2005, the following security was out on loan:


  Principal
     Amount      Security                                             Value
$   413,250      Ford Motor Co., 7.25%, 10/1/08                      $334,733
                                                                     --------
                 Total                                               $334,733
                                                                     ========

The accompanying notes are an integral part of these financial statements.     9

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       Year        Year         Year        Year        Year
                                                                      Ended       Ended        Ended       Ended       Ended
Class I                                                              12/31/05    12/31/04 (a) 12/31/03    12/31/02    12/31/01
Net asset value, beginning of period                                 $ 11.61     $ 11.24      $ 11.39     $ 11.12     $ 10.92
                                                                     -------     -------      -------     -------     -------
Net increase (decrease) from investment operations:
 Net investment income                                               $  0.59     $  0.44      $  0.46     $  0.52     $  0.59
 Net realized and unrealized gain (loss) on investments                (0.29)      (0.04)       (0.09)       0.35        0.20
                                                                     -------     -------      -------     -------     -------
  Net increase from investment operations                            $  0.30     $  0.40      $  0.37     $  0.87     $  0.79
Distributions to shareowners:
 Net investment income                                                 (1.12)      (0.03)       (0.52)      (0.60)      (0.59)
                                                                     -------     -------      -------     -------     -------
Net increase (decrease) in net asset value                           $ (0.82)    $  0.37      $ (0.15)    $  0.27     $  0.20
                                                                     -------     -------      -------     -------     -------
Net asset value, end of period                                       $ 10.79     $ 11.61      $ 11.24     $ 11.39     $ 11.12
                                                                     =======     =======      =======     =======     =======
Total return*                                                          2.62%       3.56%        3.28%       7.79%       7.28%
Ratio of net expenses to average net assets                            0.62%       0.89%        0.86%       0.84%       0.82%
Ratio of net investment income to average net assets                   4.48%       3.61%        3.79%       4.87%       5.56%
Portfolio turnover rate                                                  31%         57%          56%         87%        133%
Net assets, end of period (in thousands)                             $33,332     $45,793      $51,565     $51,201     $44,847
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                          0.83%       0.89%        0.86%       0.84%       0.82%
 Net investment income                                                 4.27%       3.61%        3.79%       4.87%       5.56%
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                          0.62%       0.89%        0.86%       0.84%       0.82%
 Net investment income                                                 4.48%       3.61%        3.79%       4.87%       5.56%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


10    The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $334,733)
  (cost $33,642,586)                                                                $33,447,549
 Cash                                                                                    28,735
 Receivables --
  Dividends, interest and foreign taxes withheld                                        343,158
  Due from Pioneer Investment Management, Inc.                                            1,610
                                                                                    -----------
   Total assets                                                                     $33,821,052
                                                                                    -----------
LIABILITIES:
 Payables --
  Fund shares repurchased                                                           $    89,153
  Dividends                                                                                  60
  Upon return of securities loaned                                                      353,122
 Due to affiliates                                                                          138
 Accrued expenses                                                                        46,967
                                                                                    -----------
    Total liabilities                                                               $   489,440
                                                                                    -----------
NET ASSETS:
 Paid-in capital                                                                    $34,351,741
 Distributions in excess of net investment income                                       (55,248)
 Accumulated net realized loss on investments                                          (769,844)
 Net unrealized loss on:
  Investments                                                                          (195,037)
                                                                                    -----------
   Total net assets                                                                 $33,331,612
                                                                                    -----------
NET ASSET VALUE PER SHARE:
Class I:
(No par value, unlimited number of shares authorized)
  Net assets                                                                        $33,331,612
Shares outstanding                                                                    3,089,962
                                                                                    -----------
  Net asset value per share                                                         $     10.79


The accompanying notes are an integral part of these financial statements.    11

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                     Year Ended
                                                                       12/31/05
INVESTMENT INCOME:
 Dividends                                                           $      941
 Interest                                                             1,935,314
 Income on securities loaned, net                                         5,557
                                                                     ----------
   Total investment income                                           $1,941,812
                                                                     ----------
EXPENSES:
 Management fees                                                     $  190,599
 Transfer agent fees and expenses                                         1,501
 Administrative reimbursements                                           19,540
 Custodian fees                                                          13,017
 Professional fees                                                       66,585
 Printing expense                                                        14,441
 Fees and expenses of nonaffiliated trustees                              4,451
 Miscellaneous                                                            5,024
                                                                     ----------
   Total expenses                                                    $  315,158
   Less management fees waived and expenses assumed
    by Pioneer Investment Management, Inc.                              (79,776)
                                                                     ----------
   Net expenses                                                       $  235,382
                                                                     ----------
    Net investment income                                            $1,706,430
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from:
   Investments                                                       $  166,785
                                                                     ----------
 Change in net unrealized loss from:
   Investments                                                       $ (885,532)
                                                                     ----------
   Net loss on investments                                           $ (718,747)
                                                                     ===========
   Net increase in net assets resulting from operations              $  987,683
                                                                     ===========

12  The accompanying notes are an inte  gral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              Year               Year
                                                                                             Ended              Ended
                                                                                            12/31/05           12/31/04
FROM OPERATIONS:
Net investment income                                                                    $  1,706,430       $  1,751,711
Net realized gain on investments                                                              166,785            270,731
Change in net unrealized loss on investments                                                 (885,532)          (328,382)
                                                                                         ------------       ------------
   Net increase in net assets resulting from operations                                  $    987,683       $  1,694,060
                                                                                         ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS
Net investment income:
 Class I                                                                                 $ (3,723,847)      $   (118,093)
                                                                                         ------------       ------------
   Total distributions to shareholders                                                   $ (3,723,847)      $   (118,093)
                                                                                         ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                         $    440,667       $  8,055,931
Reinvestment of distributions                                                               3,722,866            118,093
Cost of shares repurchased                                                                (13,889,129)       (15,521,812)
                                                                                         ------------       ------------
   Net decrease in net assets resulting from Fund share transactions                     $ (9,725,596)      $ (7,347,788)
                                                                                         ------------       ------------
   Net decrease in net assets                                                            $(12,461,760)      $ (5,771,821)
NET ASSETS:
Beginning of year                                                                          45,793,372         51,565,193
                                                                                         ------------       ------------
End of year                                                                              $ 33,331,612       $ 45,793,372
                                                                                         ============       ============
Undistributed (distribution in excess of) net investment income, end of year             $    (55,248)      $  1,759,777
                                                                                         ============       ============


The accompanying notes are an integral part of these financial statements.    13

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
The Pioneer Bond VCT Portfolio (The Portfolio) (formerly Safeco RST Bond Portfolio) is a portfolio of Pioneer Variable Contracts Trust (the Trust), which is a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I
     shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
     shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
     Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
     Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
     (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
     (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
     shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
     (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
     (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
     Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
     Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
     Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

Bond Portfolio seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. Secondarily, the Portfolio seeks a relatively stable level of dividends.

The Portfolio, organized on December 10, 2004, is the successor to the Safeco RST Bond Portfolio. Safeco RST Bond Portfolio, one of six series of portfolios that comprised Safeco Resource Series Trust, transferred all of the net assets of Trust shares in exchange for the Portfolio's Class I shares in a one-to-one exchange ratio, on December 10, 2004, pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Safeco RST Bond Portfolio on December 8, 2004). The Portfolio had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Portfolio's operations.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio,

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
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in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A. Security Valuation
   Security transactions are recorded as of trade date. Net asset values for the Portfolios are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded.

   Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

   At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus. Please refer to those documents when considering the Portfolio's risks.

B. Taxes

   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The Portfolio elected to defer $52,974 in capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ended December 31, 2006.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Bond VCT Portfolio had a net capital loss carryforward of $716,870, of which the following amounts will expire between 2008 and 2010, if not utilized: $136,015 in 2008 and $580,855 in 2010.

   At December 31, 2005, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset value of the Portfolio and are designed to present the Portfolio's capital accounts on a tax basis.

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                         Undistributed              Accumulated
                         Net Investment             Net Realized         Paid-In
Portfolio                Income (Loss)              Gain (Loss)          Capital
--------------------------------------------------------------------------------
Bond Portfolio           $202,392                   $ (202,392)          $--
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Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
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NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
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   The following chart shows the distributions paid during the years ended December 31, 2005 and 2004 on a tax basis and the components of distributable earnings (accumulated losses) as of December 31, 2005.

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                                                                            2005             2004
--------------------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                     $ 3,723,847        $ 118,093
 Long-Term capital gain                                                       --               --
                                                                     -----------        ---------
                                                                     $ 3,723,847        $ 118,093
 Return of Capital                                                            --               --
                                                                     -----------        ---------
  Total distributions                                                $ 3,723,847        $ 118,093
                                                                     ===========        =========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                       $    86,609
 Undistributed long-term gain/(capital loss carryforward)               (716,870)
 Post-October loss deferred                                              (52,974)
 Unrealized appreciation (depreciation)                                 (336,894)
                                                                     -----------
  Total                                                              $(1,020,129)
                                                                     -----------
--------------------------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax treatment of premium and amortization.

C. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005.

D. Securities Lending
   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

E. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
   PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated at the annual rate of 0.50% of the Portfolio's average daily net assets.

   Prior to the reorganization, the Portfolio was advised by Safeco Asset Management, which received an annual fee equal to 0.74% of its average daily net assets.

   Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Portfolio to the extent necessary to limit Class I expenses to 0.62% of the average daily net assets attributable to Class I shares.

   In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $12 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

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3. Transfer Agent
   Since the reorganization PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $126 in transfer agent fees payable to PIMSS at December 31, 2005. Prior to the reorganization Safeco services corporation was the transfer and shareholder servicing agent.

4. Aggregate Unrealized Appreciation and Depreciation
   At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

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                                                                                                     Net
                                                     Gross                 Gross                 Appreciation/
                             Tax Cost              Appreciation          Depreciation           (Depreciation)
-----------------------------------------------------------------------------------------------------------------
Bond Portfolio             $33,784,443              $242,563              $ (579,457)            $ (336,894)
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5. Portfolio Transactions
   The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $4,428,478 and $6,636,813, respectively. The cost of purchases and the proceeds from sales of investments in U.S. Government obligations for the year ended December 31, 2005, were $7,342,882 and $15,973,723, respectively.

6. Capital Shares
   At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares for the years ended December 31, 2005 and December 31, 2004 were as follows:

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Bond Portfolio                                   '05 Shares       '05 Amount        '04 Shares        '04 Amount
-----------------------------------------------------------------------------------------------------------------
 Safeco Trust Shares
 Shares sold                                             --                 --         698,811      $   7,960,250
 Reinvestment of distributions                           --                 --              --                 --
 Shares repurchased                                      --                 --      (1,359,793)       (15,521,812)
 Shares transferred in reorganization                    --                 --      (3,993,012)       (46,518,595)
 CLASS I:
 Shares sold                                         38,950      $     440,667           8,248      $      95,681
 Reinvestment of distributions                      334,515          3,722,866          10,191            118,316
 Shares repurchased                              (1,227,950)       (13,889,129)             --                 --
 Shares issued in reorganization                         --                 --         3,993,2         46,518,372
                                                 ----------------------------------------------------------------
   Net decrease                                    (854,485)     $  (9,725,596)       (642,543)     $  (7,347,788)
                                                 ================================================================
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Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
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To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Bond VCT Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Bond VCT Portfolio, one of the portfolios constituting Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Bond VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                     /s/Ernst + Young LLP

Boston, Massachusetts
February 10, 2006

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
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FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
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The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three-, five- and ten-year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
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FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                              (continued)
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   compared to both the performance of a peer group and two relevant indices, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fourth quintile of the peer group for the 12 months ended June 30, 2005, the fourth quintile of the peer group for the three years ended June 30, 2005, the second quintile for the five years ended June 30, 2005 and the third quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield (gross of expenses) of the Class I shares of the Fund relative to the yield (as of June 30, 2005) of the Lehman Aggregate Bond Index. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was below the median relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
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   the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Bond VCT Portfolio
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TRUSTEES, OFFICERS AND SERVICE PROVIDERS
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                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
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INTERESTED TRUSTEES
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                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
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Pioneer Bond VCT Portfolio
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TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
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INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)    Trustee         Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).


** Mr. Bock became a Trustee of the Trust on January 1, 2005.
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Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------

Pioneer Bond VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.              (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Bond VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                       POSITIONS HELD  TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant       Since November,                                           None
                       Treasurer       2000. Serves at the   Assistant Vice President - Fund
                                       discretion of the     Accounting, Administration and
                                       Board.                Custody Services of Pioneer; and
                                                             Assistant Treasurer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant       Since May, 2002.      Fund Accounting Manager - Fund      None
                       Treasurer       Serves at the         Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

---------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant       Since September,      Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer       2003. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services since June 2003;
                                       Board.                Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

---------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

[LOGO]PIONEER
      Investments (R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company,
Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

                                                                   18656-00-0206



                                                           [LOGO] PIONEER
                                                                  Investments(R)












                                                PIONEER VARIABLE CONTRACTS TRUST

                    Pioneer Growth Opportunities VCT Portfolio -- Class I Shares










                                                                   ANNUAL REPORT

                                                              December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Table of Contents
--------------------------------------------------------------------------------

Pioneer Growth Opportunities VCT Portfolio

  Portfolio and Performance Update                    2

  Comparing Ongoing Portfolio Expenses                3

  Portfolio Management Discussion                     4

  Schedule of Investments                             5

  Financial Statements                                9

  Notes to Financial Statements                      13

  Report of Independent Registered Public
    Accounting Firm                                  17

  Factors Considered by the Independent Trustees
    in Approving the Management Contract             18

  Trustees, Officers and Service Providers           21

Before investing, consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks              80.3%
Temporary Cash Investment       16.1%
Exchange Traded Fund             3.4%
Warrants                         0.2%

Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology          25.7%
Health Care                     21.4%
Consumer Discretionary          14.7%
Industrials                     12.0%
Financials                      10.7%
Energy                           8.1%
Materials                        4.1%
Consumer Staples                 2.6%
Utilities                        0.7%

Five Largest Holdings
(As a percentage of equity holdings)

  1.       Newfield Exploration Co.      1.85%
  2.       Monster Worldwide, Inc.       1.70
  3.       Micros Systems, Inc.          1.64
  4.       Pride International, Inc.     1.58
  5.       Central Garden & Pet Co.      1.57

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 25.37      $ 23.78


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $  -           $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Growth Opportunities VCT Portfolio at net asset value, compared to that of the Russell 2000 Growth Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                    Russell            Pioneer
                  2000 Growth   Growth Opportunities
                    Index            VCT Portfolio
    Dec-95            10000             10000
                      11126             13206
    Dec-97            12567             19090
                      12721             19439
    Dec-99            18203             20534
                      14120             19268
    Dec-01            12817             22956
                       8938             14309
    Dec-03            13277             20453
                      15177             25019
    Dec-05            15807             26692

The Russell 2000 Growth Index is an unmanaged measure of the performance of U.S. small-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Year             10.32%
5 Year               6.74%
1 Year               6.69%

All total returns shown assume reinvestment of distributions at net asset value. Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value / $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Growth Opportunities VCT
Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005

Share Class                                         I
---------------------------------------------------------
       Beginning Account Value on 7/1/05       $ 1,000.00
       Ending Account Value on 12/31/05        $ 1,074.10
       Expenses Paid During Period*            $     4.13

* Expenses are equal to the Portfolio's annualized expense ratio of 0.79% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Growth Opportunities VCT
Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2005 through December 31, 2005.

Share Class                                         I
---------------------------------------------------------
       Beginning Account Value on 7/1/05       $ 1,000.00
       Ending Account Value on 12/31/05        $ 1,021.22
       Expenses Paid During Period*            $     4.02

* Expenses are equal to the Portfolio's annualized expense ratio of 0.79% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

In the following interview, Michael Rega, a member of the Pioneer Growth Opportunities VCT Portfolio management team, discusses the factors that influenced performance for the 12-month period ended December 31, 2005.

Q: How did the Portfolio perform during the period?

A: The Portfolio produced a total return of 6.69% at net asset value during the 12-month period ended December 31, 2005, compared to a return of 4.15% for its benchmark, the Russell 2000 Growth Index. In an environment characterized by widely divergent sector performance, the Portfolio was well-served by our disciplined and largely sector-neutral approach. We strive to keep the Portfolio's sector weightings within three to four percentage points of the sector weightings in the Russell 2000 Growth benchmark, which means that the majority of the Portfolio's performance will be the result of our rigorous individual stock selection process. This was the case in 2005, and we are pleased to report that our process worked well: the Portfolio's holdings outperformed the corresponding holdings in the benchmark index in seven of the ten major market sectors.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What elements of the Portfolio's positioning helped performance?

A: Several of the Portfolio's top performers provide an illustration of our investment process at work. To review, we use a quantitative screen to identify stocks that are potential buy candidates, then employ the research of Pioneer's small-cap stock analysts to confirm whether these stocks are indeed attractive on a fundamental basis. We feel that this methodology provides a broad, multifaceted view of the stocks we consider for addition to the Portfolio.

  This approach supported our investment in Station Casinos, which delivered a gain of over 20% in 2005. Station is a casino operator in Las Vegas that caters to the local market rather than vacationers. As such, it is more sensitive to the city's rapid population growth than it is to broader trends in travel or the city's position in the increasingly competitive market for gambling dollars. In health care, performance was helped by the Portfolio's holdings in Cubist Pharmaceuticals, which benefited from faster-than-expected sales for Cubicin, a drug that has proven very effective in fighting staph infections; and American Healthways, which strives to keep health plans' costs down by helping patients to manage their diseases better. We also added value in the technology sector through a position in SanDisk, whose stock gained over 100% as demand for its flash memory chips - used in cell phones and Apple's iPod - soared. And in the materials industry, the Portfolio was helped by its holding in Florida Rock Industries, a provider of building materials in the Southeast that benefited not only from Florida's rapidly growing population, but also from the need for post-hurricane rebuilding.

Q: What were some detractors from performance?

A: The Puerto Rican banks Doral Financial and W. Holding, declined sharply in the first quarter when Doral restated its earnings results, causing W. Holding to fall in sympathy. We quickly sold out of the position in Doral, but we maintained a position in W. Holding on the belief that the company, which we see as the most well managed of the Puerto Rican banks, is attractively valued following its poor performance of the past year.

  Our decisions regarding the specialty retailer Aeropostale also detracted from Portfolio performance. Although the stock performed well after our initial purchase, it ultimately faltered due to its failure to deliver a compelling product mix. Nu Skin Enterprises was another notable detractor. We believed the company, which makes health and beauty products, would be helped by its push into the rapidly-growing Chinese market. Its profit growth came in below expectations, however, and we elected to remove it from the portfolio.

Q: Do you have any closing thoughts for investors?

A: The strength of the U.S. consumer, the effect of higher production costs on corporations' profit margins, and the likely direction of Fed policy are all factors that we will be watching closely in the year ahead. In what we see as being a potentially risky environment, we will continue to look for growth, but we will also be very conscious of valuations in order to help manage downside risk.

   Believing that the Portfolio's outperformance of the past year, while modest, helps validate the effectiveness of our invesment approach, we remain committed to our bottom-up, research-based discipline.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is more susceptible to adverse developments affecting those countries.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

     Shares                                                    Value
                COMMON STOCKS - 94.7%
                Energy - 8.0%
                Oil & Gas Drilling - 2.8%
    532,100     Grey Wolf, Inc.*(a)                     $  4,113,133
    165,200     Pride International, Inc.*                 5,079,900
                                                        ------------
                                                        $  9,193,033
                                                        ------------
                Oil & Gas Equipment & Services - 0.6%
     99,300     Superior Energy Services, Inc.*         $  2,090,265
                                                        ------------
                Oil & Gas Exploration & Production - 4.6%
    109,700     Forest Oil Corp.*                       $  4,999,029
    118,400     Newfield Exploration Co.*                  5,928,288
     83,400     Stone Energy Corp.*                        3,797,202
                                                        ------------
                                                        $ 14,724,519
                                                        ------------
                Total Energy                            $ 26,007,817
                                                        ------------
                Materials - 4.1%
                Aluminum - 0.8%
    103,900     Century Aluminum Co.*                   $  2,723,219
                                                        ------------
                Construction Materials - 1.7%
     69,050     Florida Rock Industries, Inc.           $  3,387,593
     40,000     Texas Industries, Inc.                     1,993,600
                                                        ------------
                                                        $  5,381,193
                                                        ------------
                Fertilizers & Agricultural Chemicals - 1.2%
     82,400     The Scotts Miracle-Gro Co.              $  3,727,776
                                                        ------------
                Specialty Chemicals - 0.4%
    273,200     Omnova Solutions, Inc.*                 $  1,311,360
                                                        ------------
                Total Materials                         $ 13,143,548
                                                        ------------
                Capital Goods - 6.2%
                Aerospace & Defense - 1.9%
     94,300     DRS Technologies, Inc.                  $  4,848,906
     66,300     Hexcel Corp.*                              1,196,715
                                                        ------------
                                                        $  6,045,621
                                                        ------------
                Construction, Farm Machinery &
                Heavy Trucks - 2.1%
     39,900     Terex Corp.*                            $  2,370,060
    160,100     Wabtec Corp.                               4,306,690
                                                        ------------
                                                        $  6,676,750
                                                        ------------
                Electrical Component & Equipment - 0.9%
    508,400     Power-One, Inc.*                        $  3,060,568
                                                        ------------
                Industrial Conglomerates - 0.5%
    137,300     Tredegar Corp.                          $  1,769,797
                                                        ------------
                Industrial Machinery - 0.8%
     77,200     Pentair, Inc.                           $  2,664,944
                                                        ------------
                Total Capital Goods                     $ 20,217,680
                                                        ------------
                Commercial Services & Supplies - 2.3%
                Commercial Printing - 0.6%
     56,637     R.R. Donnelly & Sons Co.                $  1,937,552
                                                        ------------

     Shares                                                    Value
                Human Resource & Employment Services - 1.7%
    133,600     Monster Worldwide, Inc.*                $  5,453,552
                                                        ------------
                Total Commercial Services &
                Supplies                                $  7,391,104
                                                        ------------
                Transportation - 3.4%
                Airlines - 0.5%
     45,300     Alaska Air Group, Inc.*                 $  1,618,116
                                                        ------------
                Trucking - 2.9%
    176,500     Heartland Express, Inc.                 $  3,581,185
    103,100     Laidlaw International, Inc.                2,395,013
    122,950     Old Dominion Freight Line, Inc.*           3,317,191
                                                        ------------
                                                        $  9,293,389
                                                        ------------
                Total Transportation                    $ 10,911,505
                                                        ------------
                Consumer Durables & Apparel - 2.8%
                Footwear - 2.8%
    316,000     Skechers U.S.A.*                        $  4,841,120
    192,100     Wolverine World Wide, Inc.                 4,314,566
                                                        ------------
                                                        $  9,155,686
                                                        ------------
                Total Consumer Durables &
                Apparel                                 $  9,155,686
                                                        ------------
                Consumer Services - 6.9%
                Casinos & Gaming - 3.0%
    170,500     Scientific Games Corp.*                 $  4,651,240
     73,300     Station Casinos, Inc.                      4,969,740
                                                        ------------
                                                        $  9,620,980
                                                        ------------
                Restaurants - 2.8%
     81,200     Papa John's International, Inc.*(a)     $  4,815,972
    140,400     Rare Hospitality International, Inc.*      4,266,756
                                                        ------------
                                                        $  9,082,728
                                                        ------------
                Specialized Consumer Services - 1.1%
    128,300     Jackson Hewitt Tax Service, Inc.        $  3,555,193
                                                        ------------
                Total Consumer Services                 $ 22,258,901
                                                        ------------
                Media - 2.4%
                Advertising - 1.1%
     93,900     Arbitron, Inc.                          $  3,566,322
                                                        ------------
                Publishing - 1.3%
    181,500     Interactive Data Corp.                  $  4,121,865
                                                        ------------
                Total Media                             $  7,688,187
                                                        ------------
                Retailing - 2.5%
                Apparel Retail - 2.5%
     56,900     Guess?, Inc.*                           $  2,025,640
    127,050     Stage Stores, Inc.                         3,783,549
    131,100     Stein Mart, Inc.                           2,379,465
                                                        ------------
                                                        $  8,188,654
                                                        ------------
                Total Retailing                         $  8,188,654
                                                        ------------

The accompanying notes are an integral part of these financial statements.     5

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

     Shares                                                    Value
                Food & Drug Retailing - 1.0%
                Food Retail - 1.0%
    129,400     Casey's General Stores, Inc.            $  3,209,120
                                                        ------------
                Total Food & Drug Retailing             $  3,209,120
                                                        ------------
                Household & Personal Products - 1.6%
                Household Products - 1.6%
    109,300     Central Garden & Pet Co.*               $  5,021,242
                                                        ------------
                Total Household & Personal
                Products                                $  5,021,242
                                                        ------------
                Health Care Equipment & Services - 13.1%
                Health Care Equipment - 3.7%
    101,600     Cytyc Corp.*                            $  2,868,168
    116,200     Palomar Medical Technologies*(a)           4,071,648
    132,000     Steris Corp.                               3,302,640
     85,900     Symmetry Medical, Inc.*                    1,665,601
                                                        ------------
                                                        $ 11,908,057
                                                        ------------
                Health Care Facilities - 0.5%
     70,300     Kindred Healthcare, Inc.*               $  1,810,928
                                                        ------------
                Health Care Services - 6.1%
    103,400     American Healthways, Inc.*              $  4,678,850
     55,000     Cerner Corp.*(a)                           5,000,050
    145,700     Merge Technologies, Inc.*(a)               3,648,328
    201,500     Per-Se Technologies, Inc.*(a)              4,707,040
    101,300     The Trizetto Group, Inc.*                  1,721,087
                                                        ------------
                                                        $ 19,755,355
                                                        ------------
                Health Care Supplies - 2.8%
     78,500     Haemonetics Corp.*                      $  3,835,510
     73,700     Merit Medical Systems, Inc.*                 894,718
    129,710     PolyMedica Corp.                           4,341,394
                                                        ------------
                                                        $  9,071,622
                                                        ------------
                Total Health Care Equipment &
                Services                                $ 42,545,962
                                                        ------------
                Pharmaceuticals & Biotechnology - 7.8%
                Biotechnology - 4.8%
    225,500     Cubist Pharmaceuticals, Inc.*           $  4,791,875
    129,300     CV Therapeutics, Inc.*(a)                  3,197,589
    254,300     Serologicals Corp.*(a)                     5,019,882
     93,000     Vertex Pharmaceuticals, Inc.*              2,573,310
                                                        ------------
                                                        $ 15,582,656
                                                        ------------
                Pharmaceuticals - 3.0%
    328,700     Connetics Corp.*(a)                     $  4,749,715
     66,500     Medicis Pharmaceutical Corp. (a)           2,131,325
    161,400     Salix Pharmaceuticals, Ltd.*               2,837,412
                                                        ------------
                                                        $  9,718,452
                                                        ------------
                Total Pharmaceuticals &
                Biotechnology                           $ 25,301,108
                                                        ------------

     Shares                                                    Value
                Banks - 2.5%
                Regional Banks - 1.0%
    189,091     Fulton Financial Corp. (a)              $  3,328,002
                                                        ------------
                Thrifts & Mortgage Finance - 1.5%
    126,300     Franklin Bank Corp.*                    $  2,272,137
    296,252     W Holding Co., Inc. (a)                    2,438,154
                                                        ------------
                                                        $  4,710,291
                                                        ------------
                Total Banks                             $  8,038,293
                                                        ------------
                Diversified Financials - 1.8%
                Asset Management & Custody Banks - 0.9%
    135,000     Waddell & Reed Financial, Inc.*         $  2,830,950
                                                        ------------
                Consumer Finance - 0.9%
    114,400     Asta Funding, Inc. (a)                  $  3,127,696
                                                        ------------
                Total Diversified Financials            $  5,958,646
                                                        ------------
                Insurance - 0.3%
                Life & Health Insurance - 0.3%
     74,000     American Equity Investment
                Life Holding*                           $    965,700
                                                        ------------
                Total Insurance                         $    965,700
                                                        ------------
                Real Estate - 2.0%
                Real Estate Management & Development - 0.5%
    123,000     Deerfield Triarc Capital Corp.          $  1,685,100
                                                        ------------
                Real Estate Investment Trusts - 1.5%
     38,900     Alexandria Real Estate Equities, Inc.   $  3,131,450
    146,600     Annaly Mortgage Management, Inc. (a)       1,603,804
                                                        ------------
                                                        $  4,735,254
                                                        ------------
                Total Real Estate                       $  6,420,354
                                                        ------------
                Software & Services - 10.7%
                Application Software - 3.6%
     41,300     Bottomline Technologies, Inc.*          $    455,126
     33,900     Net 1 UEPS Technologies, Inc.*               978,015
    583,600     Parametric Technology Co.*                 3,559,960
    412,600     Plato Learning, Inc.*                      3,276,044
    229,600     Sonic Solutions*                           3,469,256
                                                        ------------
                                                        $ 11,738,401
                                                        ------------
                Data Processing & Outsourced Services - 0.3%
     66,900     The BISYS Group, Inc.*                  $    937,269
                                                        ------------
                Internet Software & Services - 2.3%
    238,300     HouseValues, Inc.*(a)                   $  3,105,049
     65,700     Websense, Inc.*                            4,312,548
                                                        ------------
                                                        $  7,417,597
                                                        ------------
                IT Consulting & Other Services - 2.4%
     30,300     CACI International, Inc.*               $  1,738,614
    542,900     Ciber, Inc.*                               3,583,140
    175,100     Perot Systems Corp.*                       2,475,914
                                                        ------------
                                                        $  7,797,668
                                                        ------------

6     The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                   Value
                Systems Software - 2.1%
     85,700     Macrovision Corp.*                     $  1,433,761
    108,700     Micros Systems, Inc.*                     5,252,384
                                                       ------------
                                                       $  6,686,145
                                                       ------------
                Total Software & Services              $ 34,577,080
                                                       ------------
                Technology Hardware & Equipment - 11.1%
                Communications Equipment - 4.5%
    391,400     Arris Group, Inc.*                     $  3,706,558
    132,200     CommScope, Inc.*                          2,661,186
    203,100     Foundry Networks, Inc.*                   2,804,811
    137,300     NETGEAR, Inc.*                            2,643,025
    184,000     Packeteer, Inc.*                          1,429,680
    163,700     Symmetricom, Inc.*                        1,386,539
                                                       ------------
                                                       $ 14,631,799
                                                       ------------
                Computer Hardware - 2.3%
     86,200     Avid Technology, Inc.*                 $  4,720,312
     54,100     Intergraph Corp.*                         2,694,721
                                                       ------------
                                                       $  7,415,033
                                                       ------------
                Electronic Equipment & Instruments - 3.1%
    403,000     Aeroflex, Inc.*                        $  4,332,250
     86,900     Paxar Corp.*                              1,705,847
    145,200     Tektronix, Inc.                           4,096,091
                                                       ------------
                                                       $ 10,134,188
                                                       ------------
                Technology Distributors - 1.2%
    204,700     Agilysys, Inc.                         $  3,729,634
                                                       ------------
                Total Technology Hardware &
                Equipment                              $ 35,910,654
                                                       ------------
                Semiconductors - 3.6%
                Semiconductor Equipment - 2.4%
    331,300     Axcelis Technologies, Inc.*            $  1,580,301
    242,700     Entegris, Inc.*                           2,286,234
    135,400     MKS Instruments, Inc.*                    2,422,306
     94,300     Photronics, Inc.*                         1,420,158
                                                       ------------
                                                       $  7,708,999
                                                       ------------
                Semiconductors - 1.2%
     74,700     DSP Group, Inc.*                       $  1,871,982
    120,800     Semtech Corp.*                            2,205,808
                                                       ------------
                                                       $  4,077,790
                                                       ------------
                Total Semiconductors                   $ 11,786,789
                                                       ------------
                Utilities - 0.6%
                Independent Power Producer &
                Energy Traders - 0.6%
     58,900     Black Hills Corp.                      $  2,038,529
                                                       ------------
                Total Utilities                        $  2,038,529
                                                       ------------
                TOTAL COMMON STOCKS
                (Cost $248,386,331)                    $306,736,559
                                                       ------------

     Shares                                                   Value
                WARRANTS - 0.3%
                Commercial Services & Supplies - 0.0%
                Diversified Commercial Services - 0.0%
     37,165     NCO Group Warrants, Exp. 9/28/06*      $         --
                                                       ------------
                Total Commercial Services &
                Supplies                               $         --
                                                       ------------
                Health Care Equipment & Services - 0.0%
                Health Care Facilities - 0.0%
    140,000     Lifepoint, Warrants Exp. 4/1/07*       $         --
                                                       ------------
     84,000     Lifepoint, Warrants Exp. 7/21/07*      $         --
                                                       ------------
                Health Care Supplies - 0.0%
     92,800     SpectRx, Inc., Warrants Exp. 6/4/06*   $         --
                                                       ------------
                Total Health Care Equipment &
                Services                               $         --
                                                       ------------
                Pharmaceuticals & Biotechnology - 0.3%
                Biotechnology - 0.0%
    250,000     Photomedex, Warrants Exp. 6/13/07*     $         --
                                                       ------------
                Pharmaceuticals - 0.3%
    105,000     Nastech, Warrants Exp. 3/22/06*        $    880,163
                                                       ------------
                Total Pharmaceuticals &
                Biotechnology                          $    880,163
                                                       ------------
                TOTAL WARRANTS
                (Cost $21,608)                         $    880,163
                                                       ------------
                EXCHANGE TRADED FUNDS - 4.0%
     66,800     Russell 2000 Growth Exchange
                Traded Fund (a)                        $  4,651,284
     56,100     Russell 2000 Value Exchange
                Traded Fund (a)                           3,703,161
     40,100     S&P Small Cap 600/BARRA Growth
                Exchange Traded Fund (a)                  4,662,427
                                                       ------------
                                                       $ 13,016,872
                                                       ------------
                TOTAL EXCHANGE TRADED FUNDS
                (Cost $9,826,366)                      $ 13,016,872
                                                       ------------
                TEMPORARY CASH INVESTMENT - 19.0%
                Security Lending Collateral - 19.0%
 61,463,181     Securities Lending Investment
                Fund, 4.24%                            $ 61,463,181
                                                       ------------
                TOTAL TEMPORARY CASH INVESTMENT
                (Cost $61,463,181)                     $ 61,463,181
                                                       ------------
                TOTAL INVESTMENT IN SECURITIES - 118.0%
                (Cost $319,697,486)                    $382,096,775
                                                       ------------
                OTHER ASSETS AND LIABILITIES - (18.0)% $(58,151,580)
                                                       ------------
                TOTAL NET ASSETS - 100.0%              $323,945,195
                                                       ============


The accompanying notes are an integral part of these financial statements.     7

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

*   Non-income producing security.
(a) At December 31, 2005, the following securities were out on loan:

   Shares      Security                                   Value
   34,860      Annaly Mortgage Management, Inc.     $   381,368
  108,680      Asta Funding, Inc.                     2,971,311
   52,250      Cerner Corp.*                          4,750,048
  250,600      Connetics Corp.*                       3,621,170
   78,945      CV Therapeutics, Inc.*                 1,952,310
  185,926      Fulton Financial Corp.                 3,272,298
  505,495      Grey Wolf, Inc.*                       3,907,476
  226,385      HouseValues, Inc.*                     2,949,797
   63,175      Medicis Pharmaceutical Corp.           2,024,759
  138,415      Merge Technologies, Inc.*              3,465,912
  110,390      Palomar Medical Technologies*          3,868,066
   75,000      Papa John's International, Inc.*       4,448,250
  191,425      Per-Se Technologies, Inc.*             4,471,688
               Russell 2000 Value Exchange
   53,124      Traded Fund                            3,506,715
               Russell 2000 Growth Exchange
   27,890      Traded Fund                            1,941,981
  240,590      Serologicals Corp.*                    4,749,247
               S&P Small Cap 600/BARRA Growth
   38,070      Exchange Traded Fund                   4,426,399
  281,439      W Holding Co., Inc.                    2,316,243
                                                    -----------
               Total                                $59,025,038
                                                    ===========


8     The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Year          Year           Year           Year            Year
                                                         Ended          Ended         Ended           Ended          Ended
Class I                                                 12/31/05    12/31/04 (b)     12/31/03       12/31/02        12/31/01
Net asset value, beginning of period                    $ 23.78       $ 19.44        $ 13.60       $  21.89         $ 18.81
                                                        -------       -------        -------       --------         -------
Increase (decrease) from investment operations:
 Net investment loss                                    $ (0.01)      $ (0.01)       $ (0.02)      $  (0.10)        $ (0.10)
 Net realized and unrealized gain (loss) on
  investments                                              1.60          4.35           5.86          (8.12)(a)        3.67
                                                        -------       -------        -------       --------         -------
 Net increase (decrease) from investment
  operations                                            $  1.59       $  4.34        $  5.84       $  (8.22)        $  3.57
                                                        -------       -------        -------       --------         -------
Distributions to shareowners:
 Net realized gain                                           --            --             --          (0.07)          (0.49)
                                                        -------       -------        -------       --------         -------
Net increase (decrease) in net asset value              $  1.59       $  4.34        $  5.84       $  (8.29)        $  3.08
                                                        -------       -------        -------       --------         -------
Net asset value, end of period                          $ 25.37       $ 23.78        $ 19.44       $  13.60         $ 21.89
                                                        =======       =======        =======       ========         =======
Total return*                                              6.69%        22.33%         42.94%        (37.67)%         19.14%
Ratio of net expenses to average net assets                0.79%         0.81%          0.80%          0.79%           0.78%
Ratio of net investment loss to average net assets        (0.02)%       (0.06)%        (0.16)%        (0.58)%         (0.53)%
Portfolio turnover rate                                      75%           19%            54%            38%             47%
Net assets, end of period (in thousands)                $323,945      $383,468       $337,573      $245,954         $428,013
Ratios with no waiver of management fees and
 assumption of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                              0.80%         0.81%          0.80%          0.79%           0.78%
 Net investment loss                                      (0.03)%       (0.06)%        (0.16)%        (0.58)%         (0.53)%
Ratios with waiver of management fees and
 assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                              0.79%         0.81%          0.80%          0.79%           0.78%
 Net investment loss                                      (0.02)%       (0.06)%        (0.16)%        (0.58)%         (0.53)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
(a) Includes $0.01 related to investment reimbursement by advisor. (Safeco Asset Management)
(b) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


The accompanying notes are an integral part of these financial statements.     9

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $59,025,038)
 (cost $319,697,486)                                                                 $ 382,096,775
 Cash                                                                                    4,449,949
 Receivables --
  Fund shares sold                                                                          18,083
  Dividends, interest and foreign taxes withheld                                           182,052
 Other                                                                                         129
                                                                                     -------------
  Total assets                                                                       $ 386,746,988
                                                                                     -------------
LIABILITIES:
 Payables --
  Fund shares repurchased                                                            $   1,285,509
  Upon return of securities loaned                                                      61,463,181
 Due to affiliates                                                                          13,174
 Accrued expenses                                                                           39,929
                                                                                     -------------
  Total liabilities                                                                  $  62,801,793
                                                                                     -------------
NET ASSETS:
 Paid-in capital                                                                     $ 276,291,420
 Accumulated net realized loss on investments                                          (14,745,514)
 Net unrealized gain on:
  Investments                                                                           62,399,289
                                                                                     -------------
  Total net assets                                                                   $ 323,945,195
                                                                                     -------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                         $ 323,945,195
 Shares outstanding                                                                     12,767,152
                                                                                     -------------
  Net asset value per share                                                          $       25.37


10    The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                   Year
                                                                                  Ended
                                                                                 12/31/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $16,591)                         $   2,043,652
 Interest                                                                           439,182
 Income on securities loaned, net                                                   131,496
                                                                              -------------
  Total investment income                                                     $   2,614,330
                                                                              -------------
EXPENSES:
 Management fees                                                              $   2,517,802
 Transfer agent fees and expenses                                                     1,501
 Administrative reimbursements                                                       72,042
 Custodian fees                                                                      36,436
 Professional fees                                                                   41,034
 Printing expense                                                                    22,700
 Fees and expenses of nonaffiliated trustees                                          6,610
 Miscellaneous                                                                        3,790
                                                                              -------------
  Total expenses                                                              $   2,701,915
  Less management fees waived and expenses assumed by Pioneer Investment
   Management, Inc.                                                                 (18,971)
                                                                              -------------
  Net expenses                                                                $   2,682,944
                                                                              -------------
   Net investment loss                                                        $     (68,614)
                                                                              -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from:
  Investments                                                                 $  74,701,451
                                                                              -------------
 Change in net unrealized gain or loss from:
  Investments                                                                 $ (54,760,663)
                                                                              -------------
  Net gain on investments                                                     $  19,940,788
                                                                              =============
  Net increase in net assets resulting from operations                        $  19,872,174
                                                                              =============


The accompanying notes are an integral part of these financial statements.    11

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              Year               Year
                                                                              Ended              Ended
                                                                            12/31/05           12/31/04
FROM OPERATIONS:
Net investment loss                                                      $     (68,614)     $    (191,294)
Net realized gain on investments                                            74,701,451            579,315
Change in net unrealized gain or loss on investments                       (54,760,663)        71,554,233
                                                                         -------------      -------------
  Net increase in net assets resulting from operations                   $  19,872,174      $  71,942,254
                                                                         -------------      -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                         $   9,685,009      $  48,727,340
Cost of shares repurchased                                                 (89,080,383)       (74,774,095)
                                                                         -------------      -------------
  Net decrease in net assets resulting from Fund share transactions      $ (79,395,374)     $ (26,046,755)
                                                                         -------------      -------------
  Net increase (decrease) in net assets                                  $ (59,523,200)     $  45,895,499
NET ASSETS:
Beginning of year                                                          383,468,395        337,572,896
                                                                         -------------      -------------
End of year                                                              $ 323,945,195      $ 383,468,395
                                                                         =============      =============
Undistributed Net Investment Income, end of year                         $          --      $          --
                                                                         -------------      -------------


12    The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Growth Opportunities VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

The Portfolio is the successor to the Safeco RST Growth Opportunities Portfolio. Safeco RST Growth Opportunities Portfolio, one of six portfolios that comprised Safeco Resource Series Trust, transferred all of the net assets to the portfolio in exchange for the Portfolio's Class I shares in a one-to-one exchange ratio, on December 10, 2004, pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Safeco RST Growth Opportunities Portfolio on December 8, 2004). The Portfolio had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Portfolio's operations.

The Growth Opportunities VCT Portfolio seeks capital appreciation.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At December 31, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

     Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is more susceptible to adverse developments affecting those countries. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus. Please refer to those documents when considering the Portfolio's risks.

B.   Taxes

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Growth Opportunities Portfolio had a net capital loss carryforward of $14,745,514, of which the following amounts will expire between 2011 and 2012, if not utilized: $14,496,308 in 2011 and $249,206 in 2012.

     At December 31, 2005, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset value of the Portfolio and are designed to present the Portfolio's capital accounts on a tax basis.

------------------------------------------------------------------------------------------
                                      Undistributed     Accumulated
                                     Net Investment     Net Realized
Portfolio                             Income (Loss)     Gain (Loss)     Paid-In Capital
------------------------------------------------------------------------------------------
 Growth Opportunities Portfolio          $68,614            $--           $ (68,614)
------------------------------------------------------------------------------------------

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2005.

   There were no distributions paid during the fiscal years ended December 31, 2005 and 2004.

----------------------------------------------------------------------------------
                                                                 Pioneer Growth
                                                                 Opportunities
                                                                 VCT Portfolio
                                                                      2005
----------------------------------------------------------------------------------
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                  $        --
 Undistributed long-term gain/(capital loss carryforward)       (14,745,514)
 Unrealized appreciation (depreciation)                          62,399,289
                                                                -----------
  Total                                                         $47,653,775
                                                                ===========
----------------------------------------------------------------------------------

C.   Portfolio Shares

     The Portfolio records sales and repurchases of its portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005.

D.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolio. Management fees are calculated at the annual rate of 0.74% of the Portfolio's average daily net assets.

Prior to the reorganization, the Portfolio was advised by Safeco Asset Management, which received an annual fee equal to 0.74% of its average daily net assets.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Portfolio to the extent necessary to limit Class I expenses to 0.79% of the average daily net assets attributable to Class I shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $13,048 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3. Transfer Agent

Since the reorganization, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

negotiated rates. Included in due to affiliates is $126 in transfer agent fees payable to PIMSS at December 31, 2005. Prior to the reorganization Safeco Services Corporation was the Transfer and Shareholder Servicing agent.

4. Aggregate Unrealized Appreciation and Depreciation
At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

-----------------------------------------------------------------------------------------------------------
                                                                                                 Net
                                                           Gross             Gross          Appreciation/
                                        Tax Cost       Appreciation       Depreciation      (Depreciation)
-----------------------------------------------------------------------------------------------------------
 Growth Opportunities Portfolio      $319,697,486      $77,481,033       $ (15,081,744)      $62,399,289
                                     ============      ===========       ==============      ===========
-----------------------------------------------------------------------------------------------------------

5. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $247,751,362 and $285,304,163, respectively.

6. Capital Shares

At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the fiscal years ended December 31, 2005 and December 31, 2004:

----------------------------------------------------------------------------------------------------------------
Growth Opportunities Portfolio               '05 Shares        '05 Amount         '04 Shares        '04 Amount
----------------------------------------------------------------------------------------------------------------
 Safeco Trust Shares:
 Shares sold -- Safeco                               --                 --         2,250,905      $   46,344,246
 Shares repurchased-Safeco                           --                 --        (3,399,953)        (70,300,296)
 Shares transferred in reorganization                --                 --       (16,214,763)       (374,885,314)
 Class I:
 Shares Sold                                    406,285      $   9,685,009           101,479      $    2,383,096
 Shares repurchased                          (3,765,592)       (89,080,383)         (189,783)         (4,473,799)
 Shares issued in reorganization                     --                 --        16,214,763         374,885,312
                                             -------------------------------------------------------------------
  Net decrease                               (3,359,307)     $ (79,395,374)       (1,237,352)     $  (26,046,755)
                                             ===================================================================
----------------------------------------------------------------------------------------------------------------

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Growth Opportunities VCT Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Growth Opportunities VCT Portfolio, one of the portfolios constituting Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Growth Opportunities VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 10, 2006

Pioneer Growth Opportunities VCT Portfolio(the "Fund")
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually; approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareowners.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates,
(8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements.

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the third quintile of the peer group for the 12 months ended June 30, 2005, the third quintile of the peer group for the three years ended June 30, 2005, the third quintile for the five years ended June 30, 2005 an second quintile for the ten year ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the second quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

Pioneer Growth Opportunities VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT                                              (continued)
--------------------------------------------------------------------------------

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated assets levels, a break point in the management fee was not necessary at this time. As the assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)    Trustee         Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).


** Mr. Bock became a Trustee of the Trust on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------

Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                       POSITIONS HELD  TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant       Since November,                                           None
                       Treasurer       2000. Serves at the   Assistant Vice President - Fund
                                       discretion of the     Accounting, Administration and
                                       Board.                Custody Services of Pioneer; and
                                                             Assistant Treasurer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant       Since May, 2002.      Fund Accounting Manager - Fund      None
                       Treasurer       Serves at the         Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

---------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant       Since September,      Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer       2003. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services since June 2003;
                                       Board.                Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

---------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.



                                                                   18682-00-0206

                                                           [Logo] PIONEER
                                                                  Investments(R)



                        PIONEER VARIABLE CONTRACTS TRUST

           Pioneer Small Cap Value II VCT Portfolio - Class I Shares






                                                                   ANNUAL REPORT

                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST

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T a b l e   o f   C o n t e n t s
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Pioneer Small Cap Value II VCT Portfolio
  Portfolio and Performance Update                       2
  Comparing Ongoing Portfolio Expenses                   3
  Portfolio Management Discussion                        4
  Schedule of Investments                                5
  Financial Statements                                   8
  Notes to Financial Statements                         12
  Report of Independent Registered Public
    Accounting Firm                                     16
  Factors Considered by the Independent Trustees in
    Approving the Management Contract                   17
  Trustees, Officers and Service Providers              20

Before investing, consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.


The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

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PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]



Portfolio Diversification
(As a percentage of total investment portfolio)

U.S. Common Stocks                             89.1%
Temporary Cash Investment                       7.5%
Depository Receipts for International Stocks    1.9%
International Common Stocks                     1.5%



[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


Sector Distribution
(As a percentage of equity holdings)

Financials                36.0%
Information Technology    17.1%
Consumer Discretionary    16.3%
Industrials               14.8%
Energy                     6.2%
Materials                  3.4%
Consumer Staples           2.8%
Utilities                  1.4%
Health Care                1.0%
Telecommunication Services 1.0%


Five Largest Holdings
(As a percentage of equity holdings)

1.  Astec Industries, Inc.       2.53%
2.   Lone Star
     Technologies, Inc.          2.46
3.  Ameristar Casinos, Inc.      2.41
4.   Central Pacific
     Financial Corp.             2.40
5.  Landstar System, Inc.        2.39

The Portfolio is actively managed, and current holdings may be different.


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PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                              12/31/05     12/31/04
Net Asset Value per Share     $ 23.33      $ 20.44


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $ 0.1300       $   -             $ 0.0178

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Small Cap Value II VCT Portfolio at net asset value, compared to that of the Russell 2000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]


           Pioneer Small Cap Value II VCT Portfolio              Russell 2000  Value Index
Apr-97                                                 10000                                    10000
                                                       12840                                    13020
                                                       10278                                    12180
Dec-99                                                 11861                                    11999
                                                       11147                                    14737
Dec-1                                                  13504                                    16804
                                                       12888                                    14884
Dec-3                                                  18402                                    21735
                                                       22507                                    26570
Dec-5                                                  25870                                    27821




The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)


--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class       11.59%
(4/30/97)
5 Years             18.34%
1 Year              14.94%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

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COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value II VCT
Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005.



Share Class                                  I
--------------------------------------------------
Beginning Account Value on 7/1/05       $ 1,000.00
Ending Account Value on 12/31/05        $ 1,104.13
Expenses Paid During Period*            $     5.14

* Expenses are equal to the Portfolio's annualized expense ratio of 0.97% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value II VCT
Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005.



Share Class                                  I
---------------------------------------------------
Beginning Account Value on 7/1/05       $ 1,000.00
Ending Account Value on 12/31/05        $ 1,020.32
Expenses Paid During Period*            $     4.94

* Expenses are equal to the Portfolio's annualized expense ratio of 0.97% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

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PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

David Adams, portfolio manager, and Jack McPherson, assistant portfolio manager, have managed Pioneer Small Cap Value II VCT Portfolio since Pioneer became the investment manager of the former SAFECO Funds.

Q. How did the Portfolio perform over this period?

A. For the twelve months ended December 31, 2005, Pioneer's Small Cap Value II VCT Portfolio returned 14.94% at net asset value. The results far outdistanced the 4.71% return on the Russell 2000 Value Index, the Portfolio's benchmark, for the same period.

Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. Please describe the investment environment for small-cap value stocks during the first half of 2005.

A. Uncertainty about the possible impacts of high energy prices, rising interest rates and the strengthening U.S. dollar kept equity markets confined to a narrow range. Large companies led the market for a short time, but solid earnings growth soon drew market participants to smaller-cap issues.

  The Portfolio's results support our basic view that, interest rates and energy costs aside, an expanding economy creates opportunities for well-managed small companies to increase profits substantially.

Q. What stocks or sectors contributed to performance?

A. The boom in homebuilding fed strong results at Building Materials Holding, which provides materials and construction services to contractors. We took some profits in this position when valuations surpassed our targets. The hot building market also boosted Beazer Homes, whose designs target new buyers and other demographic segments in some of the country's busiest housing markets.

   In the industrial sector, an upturn in orders for new aircraft benefited Precision Castparts, a low-cost provider of castings to the commercial aerospace market. Increased spending on infrastructure boosted demand for Astec Industries' road-building equipment, adding to revenues and earnings. And United Defense Systems was acquired by BAE Systems, Europe's largest defense contractor.

   Lone Star Technologies moved higher as rising energy prices stimulated drilling activity, and bolstered demand for its welded pipes and casings. World Fuel, which serves airline clients through airport-based jet refueling facilities around the world, also saw earnings rise.

Q. What were some of the period's disappointments?

A. Sluggish trends among orthopedic and prosthetic care centers caused shares of Hanger Orthopedic Group to decline. Amerigroup, a managed health care company, also disappointed. Cash America, which makes high-risk, high-interest payday loans, was the period's worst performer. The Texas legislature's failure to enact legislation that would have provided greater operating flexibility was the key factor.

   In technology, Plantronics, makers of headsets for telecommunications devices, declined after a long upward run. Sensient Technologies, suppliers of flavors and fragrances for food and beverages, as well as inks and chemicals for computer peripherals, experienced a sub-par year. We eliminated Impac Mortgage, a real estate investment trust, when weakness in the housing market pressured shares.

Q. What is your outlook for the economy and how have you positioned the Portfolio?

A. We think that good stocks bought at prices that appear reasonable should do well in the moderate-growth environment that we foresee. Compelling ideas continue to emerge in the technology arena, where we have increased the Portfolio's exposure. We are also adding some financial stocks, while scaling back others. On the other hand, we are not finding good value among consumer-discretionary issues, a sector that could feel pressure if households reduce spending in the face of big energy bills and rising interest rates. Persistent demand and high prices make us comfortable with our current large exposure to energy stocks; we would view any sharp decline in this sector as an opportunity. Finally, we will continue to employ our proven discipline in an effort to ferret out superior opportunities, and take profits as valuations approach our targets.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


A Word About Risk:

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

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SCHEDULE OF INVESTMENTS 12/31/05
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      Shares                                                     Value
                  COMMON STOCKS - 99.2%
                  Energy - 6.1%
                  Integrated Oil & Gas - 0.6%
      11,900      CNX Gas Corp. (144A)*                    $   246,925
                                                           -----------
                  Oil & Gas Drilling - 0.4%
       8,500      Bronco Drilling Co., Inc.*               $   195,585
                                                           -----------
                  Oil & Gas Equipment & Services - 4.2%
      57,900      Key Energy Services, Inc.*               $   779,913
      21,050      Lone Star Technologies, Inc.*              1,087,443
                                                           -----------
                                                           $ 1,867,356
                                                           -----------
                  Oil & Gas Exploration & Production - 0.9%
       2,800      Forest Oil Corp.*                        $   127,596
      19,000      Riata Energy, Inc. (144A)*                   289,750
                                                           -----------
                                                           $   417,346
                                                           -----------
                  Total Energy                             $ 2,727,212
                                                           -----------
                  Materials - 3.4%
                  Construction Materials - 1.5%
      13,112      Florida Rock Industries, Inc.            $   643,275
                                                           -----------
                  Specialty Chemicals - 1.2%
      30,950      Sensient Technologies Corp.              $   554,005
                                                           -----------
                  Steel - 0.7%
      10,125      Schnitzer Steel Industries, Inc.         $   309,724
                                                           -----------
                  Total Materials                          $ 1,507,004
                                                           -----------
                  Capital Goods - 7.4%
                  Aerospace & Defense - 2.3%
       7,337      NCI, Inc.*                               $   100,737
      18,225      Precision Castparts Corp.                    944,237
                                                           -----------
                                                           $ 1,044,974
                                                           -----------
                  Construction & Engineering - 2.1%
      24,600      URS Corp.*                               $   925,206
                                                           -----------
                  Construction, Farm Machinery &
                  Heavy Trucks - 2.5%
      34,250      Astec Industries, Inc.*                  $ 1,118,605
                                                           -----------
                  Electrical Component & Equipment - 0.5%
      15,200      C&D Technologies, Inc.                   $   115,824
      18,500      Power-One, Inc.*                             111,370
                                                           -----------
                                                           $   227,194
                                                           -----------
                  Total Capital Goods                      $ 3,315,979
                                                           -----------
                  Commercial Services & Supplies - 0.2%
                  Human Resource & Employment
                  Services - 0.2%
       5,000      Korn/Ferry International*                $    93,450
                                                           -----------
                  Total Commercial Services &
                  Supplies                                 $    93,450
                                                           -----------
                  Transportation - 7.0%
                  Air Freight & Couriers - 2.3%
      40,075      Pacer International, Inc.                $ 1,044,354
                                                           -----------



      Shares                                                     Value
                  Marine - 0.9%
       7,100      Eagle Bulk Shipping, Inc.                $   113,032
       4,800      Genco Shipping & Trading, Ltd.                83,712
      19,200      Quintana Maritime, Ltd.                      195,456
                                                           -----------
                                                           $   392,200
                                                           -----------
                  Trucking - 3.8%
      14,675      Arkansas Best Corp. (a)                  $   641,004
      25,325      Landstar System, Inc.                      1,057,066
                                                           -----------
                                                           $ 1,698,070
                                                           -----------
                  Total Transportation                     $ 3,134,624
                                                           -----------
                  Automobiles & Components - 0.3%
                  Tires & Rubber - 0.3%
       9,000      Cooper Tire & Rubber*                    $   137,880
                                                           -----------
                  Total Automobiles & Components           $   137,880
                                                           -----------
                  Consumer Durables & Apparel - 4.9%
                  Home Furnishings - 0.4%
       7,925      Furniture Brands International, Inc.     $   176,965
                                                           -----------
                  Homebuilding - 3.8%
      12,850      Beazer Homes USA, Inc. (a)               $   935,994
      56,050      Champion Enterprises, Inc.*                  763,401
                                                           -----------
                                                           $ 1,699,395
                                                           -----------
                  Housewares & Specialties - 0.7%
       9,500      Jarden Corp.*(a)                         $   286,425
                                                           -----------
                  Total Consumer Durables & Apparel        $ 2,162,785
                                                           -----------
                  Consumer Services - 4.7%
                  Casinos & Gaming - 2.4%
      47,000      Ameristar Casinos, Inc.                  $ 1,066,900
                                                           -----------
                  Restaurants - 1.0%
      13,125      Jack In The Box, Inc.*                   $   458,456
                                                           -----------
                  Specialized Consumer Services - 1.3%
      15,275      Regis Corp.                              $   589,157
                                                           -----------
                  Total Consumer Services                  $ 2,114,513
                                                           -----------
                  Retailing - 6.3%
                  Apparel Retail - 2.1%
      39,625      Foot Locker, Inc.                        $   934,754
                                                           -----------
                  Catalog Retail - 2.3%
      51,950      Insight Enterprises, Inc.*               $ 1,018,740
                                                           -----------
                  Distributors - 1.9%
      12,425      Building Materials Holding Corp. (a)     $   847,509
                                                           -----------
                  Total Retailing                          $ 2,801,003
                                                           -----------
                  Food, Beverage & Tobacco - 1.1%
                  Tobacco - 1.1%
      11,650      Universal Corp.                          $   505,144
                                                           -----------
                  Total Food, Beverage & Tobacco           $   505,144
                                                           -----------

The accompanying notes are an integral part of these financial statements.     5

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

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 SCHEDULE OF INVESTMENTS 12/31/05                                  (continued)
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      Shares                                                         Value
                  Household & Personal Products - 1.7%
                  Personal Products - 1.7%
       4,800      Herbalife, Ltd.*                             $   156,096
      33,000      Nu Skin Enterprises, Inc.                        580,140
                                                               -----------
                                                               $   736,236
                                                               -----------
                  Total Household & Personal
                  Products                                     $   736,236
                                                               -----------
                  Health Care Equipment & Services - 1.0%
                  Health Care Facilities - 0.4%
      29,175      Hanger Orthopedic Group, Inc.*               $   166,589
                                                               -----------
                  Health Care Supplies - 0.4%
      15,300      Merit Medical Systems, Inc.*                 $   185,741
                                                               -----------
                  Managed Health Care - 0.2%
       5,500      AMERIGROUP Corp.*                            $   107,030
                                                               -----------
                  Total Health Care Equipment &
                  Services                                     $   459,360
                                                               -----------
                  Banks - 8.5%
                  Regional Banks - 5.9%
      29,550      Central Pacific Financial Corp.              $ 1,061,436
      21,400      Greater Bay Bancorp                              548,268
      38,945      Hanmi Financial Corp.                            695,558
       6,968      Provident Bankshares Corp.                       235,309
       3,300      Southwest Bancorp, Inc.*                          66,000
                                                               -----------
                                                               $ 2,606,571
                                                               -----------
                  Thrifts & Mortgage Finance - 2.6%
      16,575      BankUnited Financial Corp. (a)               $   440,398
      23,885      PFF Bancorp, Inc.                                728,970
                                                               -----------
                                                               $ 1,169,368
                                                               -----------
                  Total Banks                                  $ 3,775,939
                                                               -----------
                  Diversified Financials - 9.1%
                  Asset Management & Custody Banks - 2.0%
      49,638      Apollo Investment Corp.                      $   890,009
                                                               -----------
                  Consumer Finance - 5.2%
      39,725      AmeriCredit Corp.*                           $ 1,018,152
      44,100      Cash America International, Inc.               1,022,679
       8,500      The First Marblehead Corp. (a)                   279,310
                                                               -----------
                                                               $ 2,320,141
                                                               -----------
                  Investment Banking & Brokerage - 1.9%
      40,975      SWS Group, Inc.                              $   858,017
                                                               -----------
                  Total Diversified Financials                 $ 4,068,167
                                                               -----------
                  Insurance - 11.3%
                  Life & Health Insurance - 2.2%
       7,200      American Equity Investment Life Holding*     $    93,960
      18,000      Stancorp Financial Group, Inc.                   899,100
                                                               -----------
                                                               $   993,060
                                                               -----------


      Shares                                                         Value
                  Multi-Line Insurance - 1.3%
      58,200      Quanta Capital Holdings (144A)*              $   296,820
      11,000      Quanta Capital Holdings*                         280,500
                                                               -----------
                                                               $   577,320
                                                               -----------
                  Property & Casualty Insurance - 5.8%
       5,000      Assured Guaranty, Ltd.                       $   126,950
      12,200      First American Corp.                             552,660
      35,000      Ohio Casualty Corp.                              991,200
      18,000      RLI Corp.                                        897,660
                                                               -----------
                                                               $ 2,568,470
                                                               -----------
                  Reinsurance - 2.0%
      12,000      IPC Holdings, Ltd.                           $   328,560
      13,100      Max Re Capital, Ltd.                             340,207
       6,900      Platinum Underwriter Holdings, Ltd.              214,383
                                                               -----------
                                                               $   883,150
                                                               -----------
                  Total Insurance                              $ 5,022,000
                                                               -----------
                  Real Estate - 6.9%
                  Real Estate Management & Development - 1.1%
      34,700      Deerfield Triarc Capital Corp.               $   475,390
                                                               -----------
                  Real Estate Investment Trusts - 5.8%
      12,275      Alexandria Real Estate Equities, Inc.        $   988,138
      11,875      Camden Property Trust                            687,800
      25,125      First Potomac Realty Trust                       668,325
      35,400      Hanover Capital Mortgage Holdings,
                  Inc. (a)                                         236,472
                                                               -----------
                                                               $ 2,580,735
                                                               -----------
                  Total Real Estate                            $ 3,056,125
                                                               -----------
                  Software & Services - 2.7%
                  Application Software - 2.5%
      56,700      Aspen Technology, Inc.*                      $   445,095
      17,490      Bottomline Technologies, Inc.*                   192,740
      12,500      Sonic Solutions*                                 188,874
      38,000      TIBCO Software, Inc.*                            283,860
                                                               -----------
                                                               $ 1,110,569
                                                               -----------
                  Systems Software - 0.2%
      15,500      Borland Software Corp.*                      $   101,215
                                                               -----------
                  Total Software & Services                    $ 1,211,784
                                                               -----------
                  Technology Hardware & Equipment - 13.3%
                  Communications Equipment - 4.1%
      15,425      Black Box Corp.                              $   730,837
      13,000      Dycom Industries, Inc.*                          286,000
      12,800      Plantronics, Inc.                                362,240
      51,300      Symmetricom, Inc.*                               434,511
                                                               -----------
                                                               $ 1,813,588
                                                               -----------
                  Computer Hardware - 1.8%
      14,700      Avid Technology, Inc.*                       $   804,972
                                                               -----------

6    The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

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--------------------------------------------------------------------------------



      Shares                                                      Value
                  Computer Storage & Peripherals - 2.5%
      27,125      Hypercom Corp.*                           $   173,329
      20,175      Imation Corp.                                 929,462
                                                            -----------
                                                            $ 1,102,791
                                                            -----------
                  Electronic Equipment & Instruments - 0.6%
       6,400      Landauer, Inc.                            $   294,976
                                                            -----------
                  Electronic Manufacturing Services - 2.4%
      24,925      Benchmark Electronics, Inc.*              $   838,228
      11,400      Mercury Computer Systems, Inc.*               235,182
                                                            -----------
                                                            $ 1,073,410
                                                            -----------
                  Technology Distributors - 1.9%
      21,625      Anixter International, Inc.*              $   845,970
                                                            -----------
                  Total Technology Hardware &
                  Equipment                                 $ 5,935,707
                                                            -----------
                  Semiconductors - 0.9%
                  Semiconductors - 0.9%
      91,725      Lattice Semiconductor Corp.*              $   396,251
                                                            -----------
                  Total Semiconductors                      $   396,251
                                                            -----------
                  Telecommunication Services - 1.0%
                  Integrated Telecommunication Services - 1.0%
      44,700      Alaska Communications Systems
                  Group, Inc.                               $   454,152
                                                            -----------
                  Total Telecommunication Services          $   454,152
                                                            -----------
                  Utilities - 1.4%
                  Electric Utilities - 1.4%
      21,075      IDACORP, Inc.                             $   617,498
                                                            -----------
                  Total Utilities                           $   617,498
                                                            -----------
                  TOTAL COMMON STOCKS
                  (Cost $29,066,139)                        $44,232,813
                                                            -----------


      Shares                                                      Value
                  TEMPORARY CASH INVESTMENTS - 8.1%
                  Security Lending Collateral - 8.1%
   3,604,067      Securities Lending Investment
                  Fund, 4.24%                               $ 3,604,067
                                                            -----------
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $3,604,067)                         $ 3,604,067
                                                            -----------
                  TOTAL INVESTMENT IN SECURITIES - 107.3%
                  (Cost $32,670,206)                        $47,836,880
                                                            -----------
                  OTHER ASSETS AND LIABILITIES - (7.3)%     $(3,233,255)
                                                            -----------
                  TOTAL NET ASSETS - 100.0%                 $44,603,625
                                                            ===========

*      Non-income producing security.
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $833,495 or 1.9% of total net assets.
(a)   At December 31, 2005, the following securities were out on loan:


      Shares                      Security                        Value
      13,941     Arkansas Best Corp.                         $  608,943
      16,031     BankUnited Financial Corp.                     425,944
      12,700     Beazer Homes USA, Inc.                         925,068
      11,804     Building Materials Holding Corp.               804,088
      12,160     The First Marblehead Corp.                     399,578
       5,200     Hanover Capital Mortgage Holdings, Inc.         34,736
       9,025     Jarden Corp.*                                  272,104
                                                             ----------
                 Total                                       $3,470,461
                                                             ==========

The accompanying notes are an integral part of these financial statements.     7

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
Class I                                                     12/31/05   12/31/04(a)    12/31/03     12/31/02     12/31/01
Net asset value, beginning of period                        $ 20.44      $ 17.00      $ 12.16      $ 12.81      $ 10.68
                                                            -------      -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.20      $  0.10      $  0.09      $  0.07      $  0.13
 Net realized and unrealized gain (loss) on investments       2.84         3.68         5.10        ( 0.65)        2.13
                                                            -------      -------      -------      -------      -------
  Net increase (decrease) from investment operations        $  3.04      $  3.78      $  5.19      $ (0.58)     $  2.26
Distributions to shareholders:
 Net investment income                                       ( 0.13)          --       ( 0.09)      ( 0.07)      ( 0.13)
 Net realized gain                                           ( 0.02)      ( 0.34)      ( 0.26)          --           --
                                                            -------      -------      -------      -------      -------
Net increase (decrease) in net asset value                  $  2.89      $  3.44      $  4.84      $ (0.65)     $  2.13
                                                            -------      -------      -------      -------      -------
Net asset value, end of period                              $ 23.33      $ 20.44      $ 17.00      $ 12.16      $ 12.81
                                                            =======      =======      =======      =======      =======
Total return*                                                 14.94%       21.33%       42.78%      ( 4.56)%      21.15%+
Ratio of net expenses to average net assets                    0.97%        1.01%        1.05%        1.03%        0.96%
Ratio of net investment income to average net assets           0.65%        0.57%        0.71%        0.54%        1.26%
Portfolio turnover rate                                          19%          27%          50%          56%          97%
Net assets, end of period (in thousands)                    $44,604      $57,463      $40,405      $24,663      $21,598

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+ The total return would have been lower had certain expenses not been reduced during the periods shown.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


8    The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------


ASSETS:
 Investment in securities, at value (including securities loaned of $3,470,461) (cost      $ 47,836,880
  $32,670,206)
 Cash                                                                                           518,951
 Receivables --
 Investment securities sold                                                                     132,825
 Fund shares sold                                                                                97,396
 Dividends, interest and foreign taxes withheld                                                  93,773
 Other                                                                                               14
                                                                                           ------------
  Total assets                                                                             $ 48,679,839
                                                                                           ------------
LIABILITIES:
 Payables --
 Investment securities purchased                                                           $    247,116
 Fund shares repurchased                                                                        183,986
 Upon return of securities loaned                                                             3,604,067
 Due to affiliates                                                                                3,527
 Accrued expenses                                                                                37,518
                                                                                           ------------
  Total liabilities                                                                        $  4,076,214
                                                                                           ------------
NET ASSETS:
 Paid-in capital                                                                           $ 19,638,536
 Undistributed net investment income                                                            308,394
 Accumulated net realized gain on investments                                                 9,490,021
 Net unrealized gain on:
 Investments                                                                                 15,166,674
                                                                                           ------------
  Total net assets                                                                         $ 44,603,625
                                                                                           ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
 Net assets                                                                                $ 44,603,625
 Shares outstanding                                                                           1,911,974
                                                                                           ------------
 Net asset value per share                                                                 $      23.33



The accompanying notes are an integral part of these financial statements.     9

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                             Year Ended
                                                              12/31/05
INVESTMENT INCOME:
 Dividends                                                  $    724,396
 Interest                                                         10,766
 Income on securities loaned, net                                  6,391
                                                            ------------
  Total investment income                                   $    741,553
                                                            ------------
EXPENSES:
 Management fees                                            $    342,746
 Transfer agent fees and expenses                                  1,501
 Administrative reimbursements                                    18,512
 Custodian fees                                                   17,676
 Professional fees                                                43,300
 Printing expense                                                 16,189
 Fees and expenses of nonaffiliated trustees                       3,756
 Miscellaneous                                                     1,175
                                                            ------------
  Total expenses                                            $    444,855
                                                            ------------
   Net investment income                                    $    296,698
                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from:
 Investments                                                $  9,585,443
                                                            ------------
 Change in net unrealized gain from:
 Investments                                                $ (4,376,717)
                                                            ------------
 Net gain on investments                                    $  5,208,726
                                                            ============
 Net increase in net assets resulting from operations       $  5,505,424
                                                            ============



10   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                      Year Ended         Year Ended
                                                                                       12/31/05           12/31/04
FROM OPERATIONS:
Net investment income                                                               $     296,698      $     271,055
Net realized gain on investments                                                        9,585,443          1,150,972
Change in net unrealized gain or loss on investments                                   (4,376,717)         8,540,937
                                                                                    -------------      -------------
  Net increase in net assets resulting from operations                              $   5,505,424      $   9,962,964
                                                                                    -------------      -------------
DISTRIBUTIONS TO SHAREOWNERS
Net investment income:
 Class I                                                                            $    (258,431)     $          --
Net realized gain
 Class I                                                                                  (35,385)          (928,706)
                                                                                    -------------      -------------
  Total distributions to shareholders                                               $    (293,816)     $    (928,706)
                                                                                    -------------      -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                    $   9,074,678      $  19,072,784
Reinvestment of distributions                                                             293,741            928,706
Cost of shares repurchased                                                            (27,439,578)       (11,977,166)
                                                                                    -------------      -------------
 Net increase (decrease) in net assets resulting from Fund share transactions       $ (18,071,159)     $   8,024,324
                                                                                    -------------      -------------
 Net increase (decrease) in net assets                                              $ (12,859,551)     $  17,058,582
NET ASSETS:
Beginning of year                                                                      57,463,176         40,404,594
                                                                                    -------------      -------------
End of year                                                                         $  44,603,625      $  57,463,176
                                                                                    =============      =============
Undistributed net investment income, end of year                                    $     308,394      $     271,007
                                                                                    =============      =============


The accompanying notes are an integral part of these financial statements.    11

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
The Pioneer Small Cap Value II VCT Portfolio (the Portfolio) (formerly Safeco Small-Cap Value Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)

   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)


Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.


The Portfolio, organized on December 10, 2004, is the successor to the Safeco RST Small Cap Value Portfolio. Safeco RST Small Cap Value Portfolio, one of six portfolios that comprised Safeco Resource Series Trust, transferred all of its net assets to the Portfolio in exchange for the Portfolio's Class I shares in a one-to-one exchange ratio, on December 10, 2004, pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Safeco RST Small Cap Value Portfolio on December 8, 2004). The Portfolio had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Portfolio's operations.


The Small Cap Value II VCT Portfolio seeks capital appreciation.


The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At December 31, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

   Small capitalization stocks, while offering the potential for higher returns, such as those held by the Portfolio may be subject to greater short-term price fluctuations than securities of larger companies. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus. Please refer to those documents when considering the Portfolio's risks.

B. Taxes

   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31, 2005, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset value of the Portfolio and are designed to present the Portfolio's capital accounts on a tax basis.

------------------------------------------------------------------------------------------
                                    Undistributed     Accumulated
                                   Net Investment     Net Realized
Portfolio                           Income (Loss)     Gain (Loss)     Paid-In Capital
------------------------------------------------------------------------------------------
 Small Cap Value II Portfolio          $(880)            $880              $-
------------------------------------------------------------------------------------------

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

   The following chart shows the distributions paid during the years ended December 31, 2005 and 2004 on a tax basis and the components of distributable earnings as of December 31, 2005.

--------------------------------------------------------------------------------
                                        2005           2004
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                   $   258,431     $ 213,236
 Long-Term capital gain                 35,385       715,470
                                   -----------     ---------
                                   $   293,816     $ 928,706
 Return of Capital                          --            --
                                   -----------     ---------
   Total distributions             $   293,816     $ 928,706
                                   ===========     =========
 Distributable Earnings
 (Accumulated Losses):
 Undistributed ordinary income     $   346,060
 Undistributed long-term gain        9,496,069
 Unrealized appreciation            15,122,960
                                   -----------
   Total                           $24,965,089
                                   ===========
--------------------------------------------------------------------------------



   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and return of capital dividends on REITs.

C. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005.

D. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated at the annual rate of 0.75% of the Portfolio's average daily net assets.

Prior to the reorganization, the Portfolio was advised by Safeco Asset Management, which received an annual fee equal to 0.85% of its average daily net assets.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Portfolio to the extent necessary to limit Class I expenses to 1.01% of the average daily net assets attributable to Class I shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $3,401 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3. Transfer Agent

Since the reorganization, PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $126 in transfer agent fees payable to PIMSS at December 31, 2005. Prior to the reorganization Safeco Services Corporation was the transfer and shareholder services agency.

4. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

--------------------------------------------------------------------------------------------------------
                                                                                           Net
                                                        Gross            Gross        Appreciation/
                                     Tax Cost       Appreciation     Depreciation     (Depreciation)
--------------------------------------------------------------------------------------------------------
 Small Cap Value II Portfolio      $32,713,920      $15,967,090       $ (844,130)      $15,122,960
                                   ===========      ===========       ===========      ===========
--------------------------------------------------------------------------------------------------------



5. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $8,721,464 and $25,207,624, respectively.

6. Capital Shares

At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the year ended December 31, 2005 and the year ended December 31, 2004:
--------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Small Cap Value II Portfolio                 '05 Shares         '05 Amount        '04 Shares         '04 Amount
-----------------------------------------------------------------------------------------------------------------------

 Safeco Trust Shares:
 Shares sold -- Safeco                               --      $          --         1,011,658      $  18,295,281
 Reinvestment of Distributions                       --                 --            47,480            928,706
 Shares repurchased -- Safeco                        --                 --          (637,527)       (11,437,564)
 Shares transferred in reorganization                --                 --        (2,800,798)       (55,427,794)

 Class I:
 Shares Sold                                    415,681          9,074,678            38,614            777,503
 Reinvestment of distributions                   14,008            293,741                --                 --
 Shares repurchased                          (1,328,465)       (27,439,578)          (26,593)          (539,602)
 Shares issued in reorganization                     --                 --         2,800,798         55,427,794
                                             --------------------------------------------------------------------------
   Net increase (decrease)                     (898,776)     $ (18,071,159)          433,632      $   8,024,324
                                             ==========================================================================
-----------------------------------------------------------------------------------------------------------------------



ADDITIONAL INFORMATION (unaudited)
The qualifying percentage of certain Portfolios' ordinary income dividends for the purposes of the corporate dividends received deduction and the percentage of those ordinary dividends that are subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 were as follows:

--------------------------------------------------------------------------------
                                    Dividend      Qualified
                                    Received      Dividend
                                   Deduction       Income
--------------------------------------------------------------------------------
 Small Cap Value II Portfolio        100.00%        100.00%
--------------------------------------------------------------------------------

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Small Cap Value II VCT Portfolio:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Small Cap Value II VCT Portfolio, one of the portfolios constituting Pioneer Variable Contracts Trust, (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Small Cap Value II VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. gen erally accepted accounting principles.


                              /s/ Ernst & Young LLP



Boston, Massachusetts
February 10, 2006

 Pioneer Small Cap Value II VCT Portfolio (the "Fund") PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for the one, three and five year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------

  performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the first quintile of the peer group for the 12 months ended June 30, 2005, the first quintile for the three years ended June 30, 2005, and the first quintile for the five years ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, a break point in the management fee was not necessary at this time. As assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

Pioneer Small Cap Value II VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Small Cap Value II VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value II VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)    Trustee         Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).


** Mr. Bock became a Trustee of the Trust on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value II VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value II VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                       POSITIONS HELD  TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant       Since November,                                           None
                       Treasurer       2000. Serves at the   Assistant Vice President - Fund
                                       discretion of the     Accounting, Administration and
                                       Board.                Custody Services of Pioneer; and
                                                             Assistant Treasurer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant       Since May, 2002.      Fund Accounting Manager - Fund      None
                       Treasurer       Serves at the         Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

---------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant       Since September,      Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer       2003. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services since June 2003;
                                       Board.                Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

---------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

[Logo] PIONEER
Investments(R)

Pioneer Variable Contracts Trust


Issuer

Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company,
Contract Form A3025-96 GRC


General Distributor

Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


                                                                   18657-00-0206


                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                            Pioneer Money Market VCT Portfolio -- Class I Shares





                                                                   ANNUAL REPORT

                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================

Table of Contents
--------------------------------------------------------------------------------

Pioneer Money Market VCT Portfolio

  Comparing Ongoing Portfolio Expenses                2

  Portfolio and Performance Update                    3

  Schedule of Investments                             4

  Financial Statements                                6

  Notes to Financial Statements                      10

  Factors Considered by the Independent Trustees
    in Approving the Management Contract             15

  Trustees, Officers and Service Providers           18

Before investing, consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
================================================================================
COMPARING ONGOING PORTFOLIO EXPENSES
================================================================================

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Money Market VCT Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005

Share Class                                                                I
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/05                                      $1,000.00
Ending Account Value on 12/31/05                                       $1,014.96
Expenses Paid During Period*                                           $    3.71

* Expenses are equal to the Portfolio's annualized expense ratio of 0.73% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Money Market VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2005 through December 31, 2005

Share Class                                                                I
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/05                                      $1,000.00
Ending Account Value on 12/31/05                                       $1,021.53
Expenses Paid During Period*                                           $    3.72

* Expenses are equal to the Portfolio's annualized expense ratio of 0.73% for Class I shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO AND PERFORMANCE UPDATE 12/31/05
================================================================================

As the U.S. economy grew persistently throughout 2005, the U.S. Federal Reserve continued to act aggressively to prevent any acceleration of inflationary pressures by raising short-term rates. The Fed hiked the influential Fed Funds rate eight different times during the year, each time by one-quarter of one percent (25 basis points), to end the year at 4.25%. As a consequence, yields of shorter-term securities, including money market instruments, also rose. Pioneer Money Market VCT Portfolio currently invests exclusively in high-quality money market instruments issued by the U.S. government and domestic corporations and banks. All issues have the highest ratings from the two nationally recognized ratings organizations: A1 by Standard & Poor's Investors Services and P1 by Moody's Investor Services. (Ratings apply to underlying securities, not Portfolio shares.)

In the following discussion, Andrew D. Feltus reviews the investment environment and the strategies that affected Pioneer Money Market VCT Portfolio over the 12 months ended December 31, 2005. Mr. Feltus is a member of Pioneer's Fixed Income Group, which is responsible for the daily management of the Portfolio.

Q. How did the Portfolio perform during 2005?

A. For the 12 months ended December 31, 2005, Class I shares of Pioneer Money Market VCT Portfolio had a total return of 2.47% at net asset value. On December 31, 2005, the Portfolio's seven-day effective yield for Class A shares was 3.43%. Net asset value of Portfolio shares remained stable at $1.00 throughout the year.

Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What were the principal factors that influenced Portfolio performance?

A. Despite intermittent worries about its health, the U.S. economy grew briskly throughout the year. In response to the steady growth, the Federal Reserve continued its policy of tightening monetary policy by hiking rates eight different times in 2005. The Fed Funds rate ended the year at 4.25%, or 325 basis points higher than the 1.00% level when the Fed started its rate hike cycle in June 2004. Rising energy and commodity prices and the weakening of the U.S. dollar in relation to major foreign currencies all were factors that encouraged the Fed to raise rates and head off any significant increase in general inflationary pressures. As the year ended, the Fed began to hint that it might be nearing the end of its rate increases, although at least one further hike was anticipated in 2006.

   The higher rates constituted good news to money market fund investors, as yields at the end of the year were significantly higher than they were 12 months and 18 months earlier. In light of the steady increases in short-term rates, we reduced the Portfolio's average maturity and duration so that we could take advantage of opportunities to invest at higher rates as they became available. The average maturity of the Portfolio's investments at the end of 2005 was just 54.5 days. We maintained our policy of investing in only very high-quality securities and we had no credit problems during the year.

Q. What is your investment outlook?

A. As we enter 2006, the Federal Reserve appears to be closer to the end of its cycle of interest rate hikes than the beginning. We certainly don't expect that the Fed will be as aggressive in the next year as it has been for the past 18 months. As we get further into 2006 and it is evident that the Federal Reserve is acting more cautiously, we will expect to increase the Portfolio's overall duration somewhat with an eye toward adding more yield to the portfolio. We expect to continue to invest in only very high-quality securities.

Prices and Distributions

                                             12/31/05     12/31/04
Net Asset Value per Share                     $ 1.00       $ 1.00

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $ 0.025        $  -              $  -

A Word About Risk:

Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Portfolio shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

-----------------------------
Average Annual Total Returns
(As of December 31, 2005)

=============================
Net Asset Value
=============================
10 Years                3.20%
5 Years                 1.65%
1 Year                  2.47%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 12/31/05
================================================================================

  Principal
     Amount                                                          Value
                     COLLATERALIZED MORTGAGE
                     OBLIGATIONS - 3.0%
                     Banks - 3.0%
                     Thrifts & Mortgage Finance - 3.0%
$   981,854          Federal Home Loan Mortgage Corp.
                     Multifamily VRD Certificate, 4.13%,
                     1/15/42                                   $   981,854
                                                               -----------
                     TOTAL COLLATERALIZED
                     MORTGAGE OBLIGATIONS
                     (Cost $981,854)                           $   981,854
                                                               -----------
                     CORPORATE BONDS - 54.3%
                     Capital Goods - 3.9%
                     Industrial Conglomerates - 3.9%
    500,000          General Electric Capital Corp.,
                     Floating Rate Note, 10/17/06              $   500,000
    800,000          GE Capital Corp., Floating Rate
                     Note, 1/9/07                                  800,000
                                                               -----------
                     Total Capital Goods                       $ 1,300,000
                                                               -----------
                     Commercial Services & Supplies - 4.5%
                     Office Services & Supplies - 4.5%
  1,500,000          Pitney Bowes, Inc., 5.875%, 5/1/06        $ 1,509,960
                                                               -----------
                     Total Commercial Services &
                     Supplies                                  $ 1,509,960
                                                               -----------
                     Automobiles & Components - 4.5%
                     Automobile Manufacturers - 4.5%
  1,500,000          Toyota Motor Credit, Floating Rate
                     Note, 6/23/06                             $ 1,500,143
                                                               -----------
                     Total Automobiles & Components            $ 1,500,143
                                                               -----------
                     Food & Drug Retailing - 2.3%
                     Hypermarkets & Supercenters - 2.3%
    750,000          Wal-Mart Stores, Floating Rate
                     Note, 3/16/06                             $   749,846
                                                               -----------
                     Total Food & Drug Retailing               $   749,846
                                                               -----------
                     Pharmaceuticals & Biotechnology - 4.5%
                     Pharmaceuticals - 4.5%
  1,000,000          Abbott Laboratories, 5.625%, 7/1/06       $ 1,006,960
    500,000          Pfizer Inc., 5.625%, 2/1/06                   500,985
                                                               -----------
                                                               $ 1,507,945
                                                               -----------
                     Total Pharmaceuticals &
                     Biotechnology                             $ 1,507,945
                                                               -----------

  Principal
     Amount                                                          Value
                     Banks - 7.6%
                     Diversified Banks - 7.6%
$ 1,000,000          Bank of America Corp., 7.125%,
                     5/1/06                                    $ 1,010,866
  1,000,000          Wells Fargo & Co., Floating Rate
                     Note, 3/3/06                                1,000,199
    500,000          Wells Fargo & Co., Floating Rate
                     Note, 6/12/06                                 500,217
                                                               -----------
                                                               $ 2,511,282
                                                               -----------
                     Total Banks                               $ 2,511,282
                                                               -----------
                     Diversified Financials - 27.0%
                     Consumer Finance - 6.8%
  1,000,000          SLM Corp., Floating Rate Note,
                     3/15/06                                   $ 1,000,437
    500,000          SLM Corp., Floating Rate Note,
                     4/25/06                                       500,312
    250,000          National Rural Utilities, 6.0%, 5/15/06       252,037
    500,000          National Rural Utilities, Floating Rate
                     Note, 2/17/06                                 499,992
                                                               -----------
                                                               $ 2,252,778
                                                               -----------
                     Investment Banking & Brokerage - 20.2%
  1,000,000          Merrill Lynch, Floating Rate
                     Note, 1/11/07                             $ 1,000,158
  1,000,000          Merrill Lynch & Co., Floating Rate
                     Note, 3/17/06                               1,000,167
  1,500,000          Lehman Brothers Holdings,
                     6.25%, 5/15/06                              1,513,708
  1,500,000          Credit Suisse First Boston, Floating
                     Rate Note, 6/19/06                          1,502,080
  1,700,000          Morgan Stanley Dean Witter, Floating
                     Rate Note, 3/27/06                          1,701,259
                                                               -----------
                     Total Diversified Financials              $ 6,717,372
                                                               -----------
                     TOTAL CORPORATE BONDS
                     (Cost $18,049,326)                        $18,049,326
                                                               -----------

4   The accompanying notes are an integral part of these financial statements.

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================

  Principal
     Amount                                                        Value
                     TEMPORARY CASH INVESTMENTS - 47.1%
                     Commercial Paper - 38.7%
$ 1,000,000          Coca Cola Co., 4.25%, 2/27/06           $   993,271
  1,500,000          Deutsche Bank Financial LLC,
                     4.31%, 1/30/06                            1,494,792
  1,500,000          Federal Home Loan Bank,
                     4.05%, 1/27/06                            1,495,612
  3,307,000          Federal Home Loan Mortgage
                     Corp., 4.162%, 1/31/06                    3,295,519
  1,000,000          Federal Home Loan Mortgage
                     Corp., 4.165%, 1/3/06                       999,768
  1,500,000          Federal Home Loan Mortgage
                     Corp., 4.17%, 2/7/06                      1,494,231
  1,000,000          Federal Home Loan, Zero
                     Coupon, 1/13/06                             998,607
  1,500,000          Minnesota Mining & Manufacturing,
                     4.15%, 2/2/06                             1,494,467
    585,000          Paccar Financial Corp., 4.32%,
                     2/28/06                                     580,928
                                                             -----------
                                                             $12,847,195
                                                             -----------
  Principal
     Amount                                                        Value
                     Repurchase Agreement - 8.4%
$ 2,800,000          UBS Warburg, Inc., 3.25% dated
                     12/30/05, repurchase price of
                     $2,800,000 plus accrued interest on
                     1/3/06, collateralized by $2,919,000,
                     U.S. Treasury Bill, 6/29/06             $ 2,800,000
                                                             -----------
                     TOTAL TEMPORARY CASH
                     INVESTMENTS
                     (Cost $15,647,195)                      $15,647,195
                                                             -----------
                     TOTAL INVESTMENTS IN
                     SECURITIES - 104.4%
                     (Cost $34,678,375)                      $34,678,375
                                                             -----------
                     OTHER ASSETS
                     AND LIABILITIES - (4.4%)                $(1,462,280)
                                                             -----------
                     TOTAL NET ASSETS - 100.0%               $33,216,095
                                                             -----------

The accompanying notes are an integral part of these financial statements.     5

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                           Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
Class I                                                     12/31/05    12/31/04     12/31/03     12/31/02     12/31/01
Net asset value, beginning of period                       $  1.00      $ 1.000      $ 1.000      $  1.00      $  1.00
                                                           -------      -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                     $ 0.025      $ 0.007      $ 0.006      $  0.01      $  0.03
 Net realized and unrealized gain (loss) on investments         --           --           --           --           --
                                                           -------      -------      -------      -------      -------
  Net increase (decrease) from investment operations       $ 0.025      $ 0.007      $ 0.006      $  0.01      $  0.03
Distributions to shareowners:
 Net investment income                                      (0.025)      (0.007)      (0.006)       (0.01)       (0.03)
                                                           -------      -------      -------      -------      -------
Net asset value, end of period                             $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                           =======      =======      =======      =======      =======
Total return*                                                 2.47%        0.65%        0.56%        1.19%        3.39%
Ratio of net expenses to average net assets                   0.73%        0.74%        0.72%        0.78%        0.78%
Ratio of net investment income to average net assets          2.40%        0.66%        0.58%        1.11%        3.16%
Net assets, end of period (in thousands)                   $33,216      $42,896      $34,736     $59,521      $49,545
Ratios with waiver of fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                 0.73%        0.74%        0.72%        0.78%        0.78%
 Net investment income                                        2.40%        0.66%        0.58%        1.11%        3.16%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


6  The accompanying notes are an integral part of these financial statements.

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
================================================================================
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
================================================================================

ASSETS:
 Investment in securities, at value (Cost $34,678,375)      $34,678,375
 Cash                                                           640,143
 Receivables --
  Dividends, interest and foreign taxes withheld                114,691
 Other                                                              615
                                                            -----------
   Total assets                                             $35,433,824
                                                            -----------
LIABILITIES:
 Payables --
  Investment securities purchased                           $ 2,074,707
  Fund shares purchased                                          95,618
  Dividends                                                       2,863
 Due to affiliates                                                4,610
 Accrued expenses                                                39,931
                                                            -----------
   Total liabilities                                        $ 2,217,729
                                                            -----------
NET ASSETS:
 Paid-in capital                                            $33,218,610
 Undistributed net investment income                                333
 Accumulated net realized loss                                   (2,974)
 Net unrealized gain on investments                                 126
                                                            -----------
   Total net assets                                         $33,216,095
                                                            -----------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
  Net assets                                                $33,216,095
 Shares outstanding                                          33,222,976
                                                            -----------
  Net asset value per share                                 $      1.00

The accompanying notes are an integral part of these financial statements.     7

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
================================================================================
STATEMENT OF OPERATIONS
================================================================================

                                                                                       Year
                                                                                      Ended
                                                                                     12/31/05
INVESTMENT INCOME:
 Interest                                                                          $1,229,389
                                                                                   ----------
  Total investment income                                                          $1,229,389
                                                                                   ----------
EXPENSES:
 Management fees                                                                   $  196,195
 Transfer agent fees and expenses                                                       6,091
 Administrative reimbursements                                                         18,512
 Custodian fees                                                                        22,067
 Professional fees                                                                     32,754
 Printing expense                                                                       3,576
 Fees and expenses of nonaffiliated trustees                                            3,879
 Miscellaneous                                                                          3,723
                                                                                   ----------
  Total expenses                                                                   $  286,797
                                                                                   ----------
  Net expenses                                                                     $  286,797
                                                                                   ----------
    Net investment income                                                          $  942,592
                                                                                   ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES CONTRACTS
AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain from investments                                                $       85
                                                                                   ----------
 Change in net unrealized gain from investments                                    $      126
                                                                                   ----------
 Net gain on investments, futures contracts and foreign currency transactions      $      211
                                                                                   ==========
 Net increase in net assets resulting from operations                              $  942,803
                                                                                   ==========

8     The accompanying notes are an integral part of these financial statements.

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                        Year               Year
                                                                                        Ended              Ended
                                                                                      12/31/05           12/31/04
FROM OPERATIONS:
Net investment income                                                              $     942,592      $     205,313
Net realized gain on investments                                                              85                 --
Change in net unrealized gain on investments, futures contracts
 and foreign currency transactions                                                           126                 --
                                                                                   -------------      -------------
  Net increase in net assets resulting from operations                             $     942,803      $     205,313
                                                                                   -------------      -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                           $    (944,260)     $    (203,312)
                                                                                   -------------      -------------
  Total distributions to shareowners                                               $    (944,260)     $    (203,312)
                                                                                   -------------      -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                   $  19,583,940      $  18,483,037
Class I shares issued in reorganization                                                       --         21,976,837
Reinvestment of distributions                                                            942,853            203,307
Cost of shares repurchased                                                           (30,205,433)       (32,505,228)
                                                                                   -------------      -------------
 Net increase (decrease) in net assets resulting from Fund share transactions      $  (9,678,640)     $   8,157,953
                                                                                   -------------      -------------
 Net increase (decrease) in net assets                                             $  (9,680,097)     $   8,159,954
                                                                                   -------------      -------------
NET ASSETS:
Beginning of year                                                                  $  42,896,192      $  34,736,238
                                                                                   -------------      -------------
End of year                                                                        $  33,216,095      $  42,896,192
                                                                                   =============      =============
Undistributed net investment income, end of year                                   $         333      $       2,001
                                                                                   =============      =============

The accompanying notes are an integral part of these financial statements.     9

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
================================================================================
NOTES TO FINANCIAL STATEMENTS 12/31/05
================================================================================

1. Organization and Significant Accounting Policies
The Pioneer Money Market VCT Portfolio (The Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The Money Market Portfolio seeks current income consistent with preserving capital and providing liquidity.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting years. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Portfolio shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The following is a summary of significant accounting policies consistently followed by the Portfolio, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest in income bearing cash accounts is recorded on the accrual basis.

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================

B. Taxes

   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Money Market Portfolio had a net capital loss carryforward of $2,974, of which the following amounts will expire between 2010 and 2012 if not utilized: $2,728 in 2010 and $246 in 2012.

   The following chart shows the distributions paid during the years ended December 31, 2005 and December 31, 2004 and the components of distributable earnings (accumulated losses) as of December 31, 2005 and on a tax basis.

------------------------------------------------------------------------------------
                                                                2005          2004
------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                              $944,260      $203,312
 Long-Term capital gain                                            --             --
                                                              --------      --------
                                                              $944,260      $203,312
 Return of Capital                                                                --
                                                              --------      --------
  Total distributions                                         $944,260      $203,312
                                                              ========      ========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                $   333
 Undistributed long-term gain/(capital loss carryforward)      (2,974)
 Unrealized appreciation (depreciation)                           126
                                                              --------
  Total                                                       $(2,515)
                                                              ========
------------------------------------------------------------------------------------

C. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005. Distribution fees are calculated based on the average daily net asset values attributable to Class I and Class II shares of the Portfolio, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date. Income, expenses (excluding 12b-1 fees) and gains and losses are calculated at the Portfolio level and are allocated daily based on the respective percentage of adjusted net assets at the beginning of the day.

D. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Portfolio. The loans are secured by collateral of

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
================================================================================
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
================================================================================

   at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Portfolio's custodian.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.50% of the Portfolio's average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $923 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $3,687 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

----------------------------------------------------------------------------------------------
                                                                                     Net
                                                  Gross            Gross        Appreciation/
                               Tax Cost       Appreciation     Depreciation     (Depreciation)
----------------------------------------------------------------------------------------------
 Money Market Portfolio      $34,678,375          $--              $--               $--
                             ===========          ===              ===               ===
----------------------------------------------------------------------------------------------

5. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $782,017,431 and $790,633,602, respectively.

6. Capital Shares
At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

-----------------------------------------------------------------------------------------------------------
 Money Market Portfolio                       '05 Shares        '05 Amount     '04 Shares      '04 Amount
-----------------------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                                   19,584,349     $  19,583,940    18,483,037    $ 18,483,037
 Class I shares issued in reorganization               --                --    21,976,837      21,976,837
 Reinvestment of distributions                    942,853           942,853       203,307         203,307
 Shares repurchased                           (30,205,433)      (30,205,433)   32,505,228      32,505,228
                                              -----------------------------------------------------------
 Net increase                                  (9,678,231)    $  (9,680,097)    8,157,953    $  8,157,953
                                              ===========================================================
-----------------------------------------------------------------------------------------------------------

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================

7. Merger Information

On December 8, 2004, beneficial owners of Safeco RST Money Market Portfolio ("Money Market"), one of the six portfolios that comprised Safeco Resource Series Trust, approved a proposed Agreement and Plan of Reorganization that provided for the mergers listed below. These tax-free reorganizations were accomplished on December 10, 2004 ("Closing Date") , by exchanging all of the Safeco's net assets for Class I shares as indicated below, based on Class I shares' ending net asset value on the Closing Date. The following charts show the details of the reorganizations as of that Closing Date:

---------------------------------------------------------------------------------------------------------------
                                            Pioneer Money                                     Pioneer Money
                                             Market VCT            Safeco RST Money            Market VCT
                                              Portfolio            Market Portfolio             Portfolio
Pioneer Money Market VCT Portfolio      (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
---------------------------------------------------------------------------------------------------------------
Net Assets                                   $23,493,640              $21,976,837              $67,613,266
Shares Outstanding                            23,500,655               21,976,837               45,477,492
Class I Shares Issued                                                                           21,976,837
---------------------------------------------------------------------------------------------------------------

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
================================================================================
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Money Market VCT Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Money Market VCT Portfolio, one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2001 was audited by other auditors who have ceased operations and whose report, dated February 8, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Money Market VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 10, 2006

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
================================================================================
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
================================================================================

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of break points in the management fee, reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
================================================================================
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
================================================================================

   the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fifth quintile of the peer group for the 12 months ended June 30, 2005, the fifth quintile for the three years ended June 30, 2005, the fourth quintile for the five years ended June 30, 2005 and the fifth quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield (gross of expenses) on the Fund's Class I shares relative to the yield (at June 30,
   2005) on 30 day U.S. Treasury securities.


C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the fifth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Investment Adviser agree to reduce the management fee to 0.40% of average daily net assets, which would place the fee in the third quintile of the peer group, and to add a break point to the fee schedule. The Trustees also evaluated the fee relative to the median fee of the peer group and determined that is was only modestly higher than the median. In light of the range of fees included in the peer group, the Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
================================================================================


================================================================================

   realization of any further economies of scale. Because of break points in the management fees, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels, in a reasonable manner as the Fund grows in size, between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Money Market VCT Portfolio
================================================================================
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
================================================================================


                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
====================================================================================================================================
INTERESTED TRUSTEES
====================================================================================================================================
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

18

Pioneer Money Market VCT Portfolio
================================================================================
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
================================================================================
INDEPENDENT TRUSTEES
================================================================================

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)    Trustee         Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).


** Mr. Bock became a Trustee of the Trust on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------

Pioneer Money Market VCT Portfolio
================================================================================
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                           (continued)
================================================================================
TRUST OFFICERS
================================================================================

                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Money Market VCT Portfolio
================================================================================
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                           (continued)
================================================================================
TRUST OFFICERS
================================================================================

                       POSITIONS HELD  TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant       Since November,                                           None
                       Treasurer       2000. Serves at the   Assistant Vice President - Fund
                                       discretion of the     Accounting, Administration and
                                       Board.                Custody Services of Pioneer; and
                                                             Assistant Treasurer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant       Since May, 2002.      Fund Accounting Manager - Fund      None
                       Treasurer       Serves at the         Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

---------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant       Since September,      Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer       2003. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services since June 2003;
                                       Board.                Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

---------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust


Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC


General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


                                                                   18654-00-0206

								  [LOGO] PIONEER
                                                                  Investments(R)



                                                PIONEER VARIABLE CONTRACTS TRUST
                         Pioneer America Income VCT Portfolio -- Class II Shares

                                                                   ANNUAL REPORT
                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

Pioneer America Income VCT Portfolio
  Portfolio and Performance Update                    2
  Comparing Ongoing Portfolio Expenses                3
  Portfolio Management Discussion                     4
  Schedule of Investments                             6
  Financial Statements                               11
  Notes to Financial Statements                      15
  Report of Independent Registered Public
    Accounting Firm                                  19
  Factors Considered by the Independent Trustees
    in Approving the Management Contract             20

Before investing consider the fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Portfolio  Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Government Securities                    93.4%
U.S. Government Agency Obligations             6.1%
U.S. Corporate Bonds                           0.5%


Maturity Distribution
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

0-1 year                2.5%
1-3 year               38.7%
3-4 year               27.8%
4-6 year               16.2%
6-8 year                6.8%
8+ years                8.0%



Five Largest Holdings
(As a percentage of long-term holdings)

1.  U.S. Treasury Notes,
    6.5%, 2/15/10             10.01%
2.  U.S. Treasury Inflation
    Protected Securities,
    3.375%, 1/15/12            7.81
3.  U.S. Treasury Bonds,
    6.25%, 8/15/23             5.54
4.  U.S. Treasury Notes,
    6.375%, 8/15/27            2.47
5.  U.S. Treasury Notes,
    4.25%, 11/15/14            1.85

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $9.85        $10.12


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $0.4455        $ -               $ -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment
The following chart shows the change in value of an investment made in Pioneer America Income VCT Portfolio at net asset value, compared to that of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index and of Lehman Brothers Government Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


                 Pioneer                   Lehman                  Lehman
                 America                  Brothers                Brothers
                  Income                 Government              Fixed Rate
               VCT Portfolio             Bond Index            Mortgage Index

12/95             10000                    10000                   10000
                  11343                    10406                   10535
12/97             13138                    11210                   11535
                  13086                    12161                   12338
12/99             13383                    12220                   12567
                  14078                    13500                   13969
12/01             13725                    14636                   15118
                  12286                    16047                   16440
12/03             14595                    16414                   16944
                  15264                    16797                   17741
12/05             16234                    17080                   18205


The Lehman Brothers Government Bond Index measures the performance of the U.S. government bond market. The Lehman Brothers Fixed-Rate Mortgage Index measures the performance of the government and mortgage securities markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years            4.96%
5 Years             4.92%
1 Year              1.76%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer America Income VCT Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005.

Share Class                                            II
--------------------------------------------------------------------------------
  Beginning Account Value on 7/1/05                $1,000.00
  Ending Account Value on 12/31/05                 $  998.63
  Expenses Paid During Period*                     $    5.44

* Expenses are equal to the Portfolio's annualized expense ratio of 1.08% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer America Income VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005.

Share Class                                            II
--------------------------------------------------------------------------------
  Beginning Account Value on 7/1/05                 $1,000.00
  Ending Account Value on 12/31/05                  $1,019.76
  Expenses Paid During Period*                      $    5.50

* Expenses are equal to the Portfolio's annualized expense ratio of 1.08% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
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PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

In a year marked by hurricanes, high energy prices, concerns about accelerating inflation and rising short-term interest rates, shareholders in Pioneer America Income Trust VCT Portfolio earned a positive return on their investment. In the interview below, Richard Schlanger, the day-to-day Portfolio Manager, discusses the factors that affected the fixed-income market and the Trust over the past 12 months.

Q. How did the Trust perform during the period?

A. For the 12-month period ended December 31, 2005, Class II shares of Pioneer America Income Trust VCT Portfolio produced a total return of 1.76% at net asset value. The Trust underperformed its benchmark, the Lehman Brothers Government Bond Index, which returned 2.65% for the same period. It also fell short of the 2.61% return provided by the Lehman Brothers Fixed-Rate Mortgage-Backed Index. At the end of the period, the 30-day SEC yield for Class II shares was 3.42%. The Trust had 229 issues and the average quality of the portfolio was AAA.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What was the investment environment like during the period?

A. Economic growth was relatively strong, and productivity remained high. In this environment, the Federal Reserve continued to reverse its accommodative monetary policy and raised interest rates eight times during the year, each time by a quarter point. At the end of 2005, the federal funds target rate was 4.25%, up from 2.25% in January 2005. (The federal funds rate is the rate banks charge for overnight loans. Since June 2004, the Fed has hiked interest rates 13 times, taking the federal funds rate from a 40-year low of 1.00% to the current 4.25%.) The net effect of the Fed's actions was a flattening of the yield curve, where short-term yields and longer-term yields were approximately the same. On December 30, 2005, the yield curve inverted slightly, with longer-term yields falling below short-term yields. (The yield curve shows the relationship between bond yields and maturity lengths.)

   During the year, government bonds benefited from an influx of money from both foreign and domestic investors. While long-term yields on U.S. Treasuries were relatively low, they were among the highest of the developed countries and attractive to overseas investors. The performance of government bonds was also enhanced by a flight to quality. At a time when long-term yields declined and the debt of General Motors and Ford was downgraded by credit rating agencies, domestic investors saw little advantage to taking on risk. As a result, they moved into the relative safety of government securities.

Q. What strategies did you use in managing the Trust?

A. As interest rates rose, we extended duration, or sensitivity to interest-rate changes, by reducing exposure to mortgage securities and adding to positions in Treasury issues and in Treasury Inflation Protected Securities (TIPS). TIPS are securities whose principal is tied to the consumer price index, a monthly indicator that measures the price inflation of a representative basket of goods and services. When inflation accelerates, the principal on TIPS increases in value. The interest-rate payment on TIPS is calculated on the inflated principal. While inflation was not a problem in 2005, we are concerned about the potential for it to pick up. Oil prices are over $60 a barrel, the price of gold is at a 25-year high and the unemployment rate fell below 5%. These factors and others could lead to an upturn in inflation. At the end of the period, 54.8% of the portfolio was in mortgage pass-through securities issued by the Government National Mortgage Association (Ginnie Mae), 44.4% was in Treasury issues, TIPS and agency securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Association (Freddie Mac), the Federal Home Loan Bank, and the Federal Farm Credit Bank. About .80% of the portfolio was in cash.

A Word About Risk:

When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Portfolio will generally rise. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed--income securities. Mortgage-backed securities are also subject to pre-payments. Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q. What detracted from performance?

A. Our positioning on the yield curve held back return. Throughout the 12 months, we maintained a bulleted strategy, which means we invested in bonds across the maturity spectrum, with the biggest concentration in the intermediate-term range of two-years to ten-years. While our short-term and long-term bonds did well, our intermediate-term bonds detracted from performance. In hindsight, it would have been more advantageous to have had a barbelled configuration, overweighting the short and long ends of the yield curve and holding relatively few intermediate-term bonds.

Q. What contributed to performance?

A. Mortgages issued by Ginnie Mae outperformed those issued by Fannie Mae and Freddie Mac, two agencies that had been in the headlines because of accounting problems. During the second half of 2005, yields on 10-year Treasuries traded in a relatively narrow range of roughly 3.90% to a high of roughly 4.68%. As 10-year Treasuries declined in price and rose in yield, we extended duration. This aided results because 10-year Treasuries closed the year at 4.40%, down from their highs. A longer duration usually benefits a portfolio when yields decline. The performance of TIPS also helped boost the Trust's return.

Q. What is your outlook?

A. In general we are positive in looking ahead. While we believe the inverted yield curve may be indicating some moderating in economic growth, we do not think it is signaling recession. When the Fed began raising interest rates, the federal funds rate was extremely low at 1.00%. We think that the current 4.25% level is not restrictive, especially with an inflation rate of roughly 2.0% to 2.5%. While we think the consumer may cut back on spending, it is likely that business will pick up the slack. An increase in capital spending on the part of corporations may be enough to keep the economy growing at a respectable rate. The Fed may be in the late stages of its rate-raising cycle. Should the Fed ease rates somewhat, we believe intermediate-term securities will outperform longer-term securities. We are well-positioned should this occur. As we move into 2006, we believe the Trust should continue to provide diversification for investors who want to avoid the risk associated with the more volatile areas of the fixed-income market and with equities.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
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SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

    Principal
       Amount                                                              Value
                COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
                Government - 1.5%
 $    234,973   Federal Home Loan Bank, 4.75%, 10/25/10              $   232,917
      131,942   Federal Home Loan Bank, 5.0%, 1/15/16                    131,763
      350,000   Federal Home Loan Bank, 5.5%, 7/15/28                    351,532
                                                                     -----------
                                                                     $   716,212
                                                                     -----------
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                (Cost $728,765)                                      $   716,212
                                                                     -----------
                CORPORATE BONDS - 0.5%
                Diversified Financials - 0.5%
                Specialized Finance - 0.5%
      250,000   Private Export Funding, 3.375%, 2/15/09              $   240,665
                                                                     -----------
                TOTAL CORPORATE BONDS
                (Cost $250,000)                                      $   240,665
                                                                     -----------
                U.S. GOVERNMENT AGENCY OBLIGATIONS - 96.4%
                Government - 96.4%
      250,000   Federal Farm Credit Bank, 3.25%, 6/15/07             $   244,792
      250,000   Federal Farm Credit Bank, 4.45%, 6/1/15                  242,934
      400,000   Federal Farm Credit Bank, 4.9%, 3/17/14                  389,932
      100,000   Federal Farm Credit Bank, 5.3%, 9/28/15                   97,837
      100,000   Federal Farm Credit Bank, 5.88%, 9/8/08                  102,891
      200,000   Federal Farm Credit Bank, 6.38%, 11/27/06                202,832
      250,000   Federal Home Loan Bank, 4.0%, 2/12/10                    242,558
      250,000   Federal Home Loan Bank, 4.25%, 10/10/08                  247,258
      250,000   Federal Home Loan Bank, 4.25%, 2/16/10                   244,759
      300,000   Federal Home Loan Bank, 4.43%, 4/7/08                    297,907
      200,000   Federal Home Loan Bank, 4.5%, 11/15/12                   196,873
      500,000   Federal Home Loan Bank, 4.75%, 12/10/10                  499,375
      300,000   Federal Home Loan Bank, 5.89%, 6/30/08                   308,372
      250,000   Federal Home Loan Mortgage Corp., 4.9%, 11/3/08          249,142
      300,000   Federal Home Loan Mortgage Corp., 5.25%, 11/15/12        296,132
      237,523   Federal Home Loan Mortgage Corp., 5.5%, 9/1/34           235,576
      226,089   Federal Home Loan Mortgage Corp., 5.5%, 12/1/34          224,235
       70,482   Federal Home Loan Mortgage Corp., 6.0%, 10/1/32           71,308
      497,629   Federal Home Loan Mortgage Corp., 6.0%, 11/1/32          503,460
      163,395   Federal Home Loan Mortgage Corp., 6.0%, 12/1/32          165,309
      189,250   Federal Home Loan Mortgage Corp., 6.0%, 2/1/33           191,468
      844,359   Federal Home Loan Mortgage Corp., 6.0%, 3/1/33           853,785
      564,481   Federal Home Loan Mortgage Corp., 6.0%, 5/1/34           570,171
       73,375   Federal Home Loan Mortgage Corp., 6.5%, 3/1/11            75,361
      219,713   Federal Home Loan Mortgage Corp., 6.5%, 7/1/16           225,803
       53,923   Federal Home Loan Mortgage Corp., 6.5%, 1/1/29            55,487
       30,729   Federal Home Loan Mortgage Corp., 6.5%, 3/1/29            31,609
       31,871   Federal Home Loan Mortgage Corp., 6.5%, 4/1/31            32,727
       85,317   Federal Home Loan Mortgage Corp., 6.5%, 10/1/31           87,610
       39,714   Federal Home Loan Mortgage Corp., 6.5%, 2/1/32            40,782
      204,842   Federal Home Loan Mortgage Corp., 6.5%, 4/1/32           210,296
       69,307   Federal Home Loan Mortgage Corp., 6.5%, 7/1/32            71,153
        2,681   Federal Home Loan Mortgage Corp., 7.0%, 4/1/30             2,793
       18,919   Federal Home Loan Mortgage Corp., 7.0%, 2/1/31            19,709


6   The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

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    Principal
       Amount                                                                 Value
                U.S. Government Agency Obligations (Cont.)
 $      2,780   Federal Home Loan Mortgage Corp., 7.0%, 7/1/31          $     2,902
        5,125   Federal Home Loan Mortgage Corp., 7.0%, 9/1/31                5,340
       31,051   Federal Home Loan Mortgage Corp., 7.0%, 3/1/32               32,525
       34,899   Federal Home Loan Mortgage Corp., 7.0%, 4/1/32               36,357
       34,317   Federal Home Loan Mortgage Corp., 7.5%, 8/1/31               36,016
      235,081   Federal National Mortgage Association, 4.5%, 4/1/19         229,102
       75,567   Federal National Mortgage Association, 5.0%, 3/1/09          75,269
      217,203   Federal National Mortgage Association, 5.0%, 7/1/19         214,993
      283,420   Federal National Mortgage Association, 5.5%, 3/1/18         285,379
      326,526   Federal National Mortgage Association, 5.5%, 4/1/18         329,079
      352,107   Federal National Mortgage Association, 5.5%, 4/1/19         354,540
      219,244   Federal National Mortgage Association, 5.5%, 6/1/23         219,287
      320,507   Federal National Mortgage Association, 5.5%, 11/1/23        320,571
      215,169   Federal National Mortgage Association, 5.5%, 3/1/24         214,884
      379,347   Federal National Mortgage Association, 5.5%, 11/1/33        376,565
      186,183   Federal National Mortgage Association, 5.5%, 12/1/34        184,538
       66,283   Federal National Mortgage Association, 5.5%, 2/1/33          65,631
      165,088   Federal National Mortgage Association, 5.5%, 6/1/33         166,811
      307,203   Federal National Mortgage Association, 5.5%, 9/1/33         304,950
      235,831   Federal National Mortgage Association, 5.5%, 3/1/34         233,747
      182,523   Federal National Mortgage Association, 6.0%, 12/1/11        186,443
       30,487   Federal National Mortgage Association, 6.0%, 12/1/31         30,847
       41,953   Federal National Mortgage Association, 6.0%, 10/1/32         42,424
      390,300   Federal National Mortgage Association, 6.0%, 11/1/32        394,676
      499,985   Federal National Mortgage Association, 6.0%, 3/1/33         505,590
      111,476   Federal National Mortgage Association, 6.0%, 4/1/33         112,725
      107,155   Federal National Mortgage Association, 6.0%, 6/1/33         108,274
      145,580   Federal National Mortgage Association, 6.0%, 7/1/34         146,956
      138,438   Federal National Mortgage Association, 6.0%, 9/1/34         139,747
       39,463   Federal National Mortgage Association, 6.5%, 7/1/21          40,789
       92,346   Federal National Mortgage Association, 6.5%, 11/1/28         95,127
       51,776   Federal National Mortgage Association, 6.5%, 1/1/29          53,320
       63,288   Federal National Mortgage Association, 6.5%, 10/1/31         65,055
       74,995   Federal National Mortgage Association, 6.5%, 1/1/32          77,089
       30,948   Federal National Mortgage Association, 6.5%, 2/1/32          31,812
      174,246   Federal National Mortgage Association, 6.5%, 3/1/32         179,030
       81,977   Federal National Mortgage Association, 6.5%, 4/1/32          84,250
       71,095   Federal National Mortgage Association, 6.5%, 7/1/32          73,066
      262,423   Federal National Mortgage Association, 6.5%, 8/1/32         269,714
       33,191   Federal National Mortgage Association, 6.5%, 9/1/32          34,111
      329,070   Federal National Mortgage Association, 6.5%, 7/1/34         337,596
       43,002   Federal National Mortgage Association, 7.0%, 9/1/18          45,083
       26,838   Federal National Mortgage Association, 7.0%, 8/1/19          28,117
        7,636   Federal National Mortgage Association, 7.0%, 1/1/29           7,976
      135,136   Federal National Mortgage Association, 7.0%, 9/1/30         141,145
        3,932   Federal National Mortgage Association, 7.0%, 5/1/31           4,104
       19,370   Federal National Mortgage Association, 7.0%, 7/1/31          20,220
       24,441   Federal National Mortgage Association, 7.0%, 1/1/32          25,514


   The accompanying notes are an integral part of these financial statements.  7

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
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SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
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    Principal
       Amount                                                                             Value
                U.S. Government Agency Obligations (Cont.)
 $     16,146   Federal National Mortgage Association, 7.5%, 2/1/31                  $   16,922
       54,317   Federal National Mortgage Association, 9.0%, 4/1/33                      57,343
      250,000   Federal National Mortgage Association, Floating Rate Note, 3/1/19       249,147
      290,126   Government National Mortgage Association, 4.5%, 4/15/20                 284,404
      366,395   Government National Mortgage Association, 4.5%, 8/15/33                 351,635
      648,903   Government National Mortgage Association, 4.5%, 6/15/34                 622,653
      281,464   Government National Mortgage Association, 5.0%, 7/15/17                 281,790
      206,292   Government National Mortgage Association, 5.0%, 11/20/19                205,149
      165,799   Government National Mortgage Association, 5.0%, 1/20/20                 164,843
      187,019   Government National Mortgage Association, 5.0%, 2/15/20                 186,545
       99,188   Government National Mortgage Association, 5.0%, 10/15/20                 98,936
      184,271   Government National Mortgage Association, 5.0%, 9/15/33                 182,114
      582,552   Government National Mortgage Association, 5.0%, 4/15/35                 575,271
      267,300   Government National Mortgage Association, 5.5%, 6/15/17                 271,264
      157,273   Government National Mortgage Association, 5.5%, 2/15/19                 159,588
      359,968   Government National Mortgage Association, 5.5%, 7/15/19                 362,567
      140,654   Government National Mortgage Association, 5.5%, 4/15/31                 141,816
      182,728   Government National Mortgage Association, 5.5%, 3/15/33                 184,164
      265,079   Government National Mortgage Association, 5.5%, 4/15/33                 267,163
      228,017   Government National Mortgage Association, 5.5%, 7/15/33                 229,809
      189,676   Government National Mortgage Association, 5.5%, 10/15/34                190,979
      241,432   Government National Mortgage Association, 5.5%, 1/15/35                 238,414
      123,014   Government National Mortgage Association, 6.0%, 6/20/16                 125,969
      106,954   Government National Mortgage Association, 6.0%, 5/15/17                 109,860
      193,626   Government National Mortgage Association, 6.0%, 2/15/18                 198,891
      148,694   Government National Mortgage Association, 6.0%, 8/15/19                 152,734
      362,736   Government National Mortgage Association, 6.0%, 7/15/23                 372,463
      163,451   Government National Mortgage Association, 6.0%, 4/15/28                 167,659
      120,095   Government National Mortgage Association, 6.0%, 9/15/32                 123,115
      339,163   Government National Mortgage Association, 6.0%, 10/15/32                347,692
      354,993   Government National Mortgage Association, 6.0%, 11/15/32                364,232
      242,488   Government National Mortgage Association, 6.0%, 12/15/32                249,079
      326,712   Government National Mortgage Association, 6.0%, 1/15/33                 334,908
      495,657   Government National Mortgage Association, 6.0%, 2/15/33                 508,088
      277,532   Government National Mortgage Association, 6.0%, 9/15/33                 284,493
      242,842   Government National Mortgage Association, 6.0%, 12/15/33                248,932
      591,471   Government National Mortgage Association, 6.0%, 3/15/34                 605,717
      321,202   Government National Mortgage Association, 6.0%, 8/15/34                 329,061
      114,201   Government National Mortgage Association, 6.0%, 9/15/34                 116,952
      618,817   Government National Mortgage Association, 6.0%, 10/15/34                633,723
      143,279   Government National Mortgage Association, 6.5%, 4/15/17                 148,001
       17,662   Government National Mortgage Association, 6.5%, 6/15/17                  18,245
       14,671   Government National Mortgage Association, 6.5%, 3/15/26                  15,363
       86,878   Government National Mortgage Association, 6.5%, 6/15/28                  90,971
       25,540   Government National Mortgage Association, 6.5%, 2/15/29                  26,726
      342,050   Government National Mortgage Association, 6.5%, 5/15/29                 358,025
        8,930   Government National Mortgage Association, 6.5%, 6/15/29                   9,344
       49,287   Government National Mortgage Association, 6.5%, 5/15/31                  51,515
      277,925   Government National Mortgage Association, 6.5%, 6/15/31                 290,488
       85,739   Government National Mortgage Association, 6.5%, 7/15/31                  89,614


8 The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Principal
       Amount                                                                        Value
                U.S. Government Agency Obligations (Cont.)
 $     69,261   Government National Mortgage Association, 6.5%, 9/15/31        $    72,391
       89,672   Government National Mortgage Association, 6.5%, 10/15/31            93,725
       76,797   Government National Mortgage Association, 6.5%, 12/15/31            80,268
        9,021   Government National Mortgage Association, 6.5%, 2/15/32              9,470
       59,601   Government National Mortgage Association, 6.5%, 4/15/32             62,278
       85,797   Government National Mortgage Association, 6.5%, 6/15/32             89,651
       71,688   Government National Mortgage Association, 6.5%, 7/15/32             74,909
      115,999   Government National Mortgage Association, 6.5%, 1/15/34            121,093
       12,942   Government National Mortgage Association, 7.0%, 1/15/26             13,624
       44,620   Government National Mortgage Association, 7.0%, 7/15/26             46,972
       15,448   Government National Mortgage Association, 7.0%, 9/15/27             16,247
       48,023   Government National Mortgage Association, 7.0%, 2/15/28             50,470
       12,363   Government National Mortgage Association, 7.0%, 3/15/28             12,993
       21,109   Government National Mortgage Association, 7.0%, 4/15/28             22,184
       40,072   Government National Mortgage Association, 7.0%, 11/15/28            42,113
       26,140   Government National Mortgage Association, 7.0%, 1/15/29             27,458
       32,388   Government National Mortgage Association, 7.0%, 6/15/29             34,021
       40,413   Government National Mortgage Association, 7.0%, 7/15/29             42,450
        4,843   Government National Mortgage Association, 7.0%, 12/15/30             5,086
       18,075   Government National Mortgage Association, 7.0%, 2/15/31             18,977
       20,396   Government National Mortgage Association, 7.0%, 5/15/31             21,414
       23,765   Government National Mortgage Association, 7.0%, 8/15/31             24,951
      113,475   Government National Mortgage Association, 7.0%, 5/15/32            119,129
        7,643   Government National Mortgage Association, 7.5%, 10/15/22             8,096
        1,801   Government National Mortgage Association, 7.5%, 6/15/23              1,906
        1,637   Government National Mortgage Association, 7.5%, 8/15/23              1,733
        1,770   Government National Mortgage Association, 7.5%, 8/15/29              1,862
       25,609   Government National Mortgage Association, 7.5%, 10/15/29            26,947
       38,568   Government National Mortgage Association, 7.5%, 11/15/29            40,584
       13,184   Government National Mortgage Association, 7.5%, 1/15/31             13,864
       16,348   Government National Mortgage Association, 7.5%, 1/15/32             17,191
      106,654   Government National Mortgage Association I, 6.0%, 2/15/29          109,357
       37,615   Government National Mortgage Association I, 7.0%, 11/15/30          39,499
       39,205   Government National Mortgage Association I, 7.0%, 12/15/30          41,168
      317,317   Government National Mortgage Association II, 5.0%, 12/20/18        315,706
      361,777   Government National Mortgage Association II, 5.5%, 7/20/19         365,989
      169,565   Government National Mortgage Association II, 5.5%, 11/20/34        170,306
      354,192   Government National Mortgage Association II, 5.5%, 2/20/34         355,741
       51,694   Government National Mortgage Association II, 6.0%, 12/20/18         52,939
      143,776   Government National Mortgage Association II, 6.0%, 7/20/19         147,192
      193,253   Government National Mortgage Association II, 6.0%, 11/20/33        197,678
       29,079   Government National Mortgage Association II, 6.5%, 8/20/28          30,242
       38,585   Government National Mortgage Association II, 6.5%, 12/20/28         40,125
       28,221   Government National Mortgage Association II, 6.5%, 9/20/31          29,294
       38,488   Government National Mortgage Association II, 7.0%, 5/20/26          40,252
       74,140   Government National Mortgage Association II, 7.0%, 2/20/29          77,369
       14,114   Government National Mortgage Association II, 7.0%, 1/20/31          14,721
        6,449   Government National Mortgage Association II, 7.5%, 8/20/27           6,762
        2,322   Government National Mortgage Association II, 8.0%, 8/20/25           2,477


  The accompanying notes are an integral part of these financial statements.   9

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
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SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
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  Principal
     Amount                                                                       Value
             U.S. Government Agency Obligations (Cont.)
 $   12,000  Tennessee Valley Authority, Variable Rate Note, 6/1/28         $   288,000
    850,000  U.S. Treasury Bonds, 4.0%, 2/15/14                                 826,957
  2,150,000  U.S. Treasury Bonds, 6.25%, 8/15/23                              2,567,403
    400,000  U.S. Treasury Bonds, 7.25%, 5/15/16                                491,156
  3,365,100  U.S. Treasury Inflation Protected Security, 3.375%, 1/15/12      3,618,401
    228,876  U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11          244,611
    500,000  U.S. Treasury Notes, 4.0%, 11/15/12                                489,239
    870,000  U.S. Treasury Notes, 4.25%, 11/15/14                               859,872
    300,000  U.S. Treasury Notes, 4.25%, 8/15/15                                296,121
    475,000  U.S. Treasury Notes, 4.75%, 5/15/14                                486,560
    925,000  U.S. Treasury Notes, 6.375%, 8/15/27                             1,145,880
  4,300,000  U.S. Treasury Notes, 6.5%, 2/15/10                               4,638,457
                                                                            -----------
                                                                            $45,399,429
                                                                            -----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
             (Cost $45,430,211)                                             $45,399,429
                                                                            -----------
             TOTAL INVESTMENT IN SECURITIES - 98.4%
             (Cost $46,408,976)                                             $46,356,306
                                                                            -----------
             OTHER ASSETS AND LIABILITIES - 1.6%                            $   761,864
                                                                            -----------
             TOTAL NET ASSETS - 100.0%                                      $47,118,170
                                                                            ===========


10  The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                      5/1/03(a)
                                                                                   Year Ended        Year Ended          to
                                                                                    12/31/05          12/31/04        12/31/03
Class II
Net asset value, beginning of period                                                 $10.12           $ 10.37           $10.57
                                                                                     ------           -------           ------
Increase from investment operations:
 Net investment income                                                               $ 0.39           $  0.41           $ 0.21
 Net realized and unrealized loss on investments                                      (0.21)            (0.11)           (0.15)
                                                                                     ------           -------           ------
  Net increase from investment operations                                            $ 0.18           $  0.30           $ 0.06
Distributions to shareowners:
 Net investment income                                                                (0.45)            (0.55)           (0.26)
                                                                                     ------           -------           ------
 Net decrease in net asset value                                                     $(0.27)          $ (0.25)          $(0.20)
                                                                                     ------           -------           ------
 Net asset value, end of period                                                      $ 9.85           $ 10.12           $10.37
                                                                                     ======           =======           ======
Total return*                                                                          1.76%             3.04%            2.60%(b)
Ratio of net expenses to average net assets                                            1.08%             1.06%            1.01%**
Ratio of net investment income to average net assets                                   3.57%             3.29%            2.42%**
Portfolio turnover rate                                                                  23%               37%              34%**
Net assets, end of period (in thousands)                                            $21,351           $13,791           $2,637
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                          1.08%             1.06%            1.01%**
 Net investment income                                                                 3.57%             3.29%            2.42%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
(a) The Portfolio began offering Class II shares to the public on May 1, 2003.
(b) Not annualized.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


The accompanying notes are an integral part of these financial statements.11

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (Cost $46,408,976)       $46,356,306
                                                             -----------
 Cash                                                            359,270
 Receivables --
   Fund shares sold                                               63,211
   Dividends, interest and foreign taxes withheld                431,824
 Other                                                                43
                                                             -----------
     Total assets                                            $47,210,654
                                                             -----------
LIABILITIES:
 Payables --
   Fund shares repurchased                                   $     7,943
 Due to affiliates                                                 5,662
 Accrued expenses                                                 78,879
                                                             -----------
     Total liabilities                                       $    92,484
                                                             -----------
NET ASSETS:
 Paid-in capital                                             $48,837,957
 Distributions in excess of net investment income               (322,520)
 Accumulated net realized loss                                (1,344,597)
 Net unrealized loss on investments                              (52,670)
                                                             -----------
     Total net assets                                        $47,118,170
                                                             -----------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                                $25,766,723
 Shares outstanding                                            2,619,336
                                                             -----------
   Net asset value per share                                 $      9.84
 Class II:
 (No par value, unlimited number of shares authorized)
   Net assets                                                $21,351,447
 Shares outstanding                                            2,167,193
                                                             -----------
   Net asset value per share                                 $      9.85


12  The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                       Year
                                                                                      Ended
                                                                                     12/31/05
INVESTMENT INCOME:
 Interest                                                                          $2,250,256
                                                                                   ----------
  Total investment income                                                          $2,250,256
                                                                                   ----------
EXPENSES:
 Management fees                                                                   $  258,627
 Transfer agent fees and expenses                                                       7,715
 Distribution fees (Class II)                                                          44,260
 Administrative reimbursements                                                         18,512
 Custodian fees                                                                        22,493
 Professional fees                                                                     49,758
 Printing expense                                                                      14,371
 Fees and expenses of nonaffiliated trustees                                            4,444
 Miscellaneous                                                                         11,265
                                                                                   ----------
  Total expenses                                                                   $  431,445
                                                                                   ----------
  Net expenses                                                                     $  431,445
                                                                                   ----------
    Net investment income                                                          $1,818,811
                                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized loss from investments                                                $   (8,670)
 Change in net unrealized loss from investments                                    $ (945,559)
                                                                                   ----------
 Net loss on investments, futures contracts and foreign currency transactions      $ (954,229)
                                                                                   ===========
 Net increase in net assets resulting from operations                              $  864,582
                                                                                   ===========


The accompanying notes are an integral part of these financial statements. 13

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              Year                Year
                                                                                              Ended               Ended
                                                                                            12/31/05            12/31/04
FROM OPERATIONS:
Net investment income                                                                     $  1,818,811        $  1,625,595
Net realized gain (loss) on investments                                                         (8,670)            206,989
Change in net unrealized gain or loss on investments, futures contracts and foreign
 currency transactions                                                                        (945,559)           (352,583)
                                                                                          ------------        ------------
  Net increase in net assets resulting from operations                                    $    864,582        $  1,480,001
                                                                                          ------------        ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                                  $ (1,378,835)       $ (2,102,796)
 Class II                                                                                     (792,466)           (401,489)
                                                                                          ------------        ------------
  Total distributions to shareowners                                                      $ (2,171,301)       $ (2,504,285)
                                                                                          ------------        ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                          $ 11,779,535        $ 15,160,465
Reinvestment of distributions                                                                2,174,179           2,504,258
Cost of shares repurchased                                                                 (11,661,922)        (17,669,980)
                                                                                          ------------        ------------
 Net increase (decrease) in net assets resulting from Fund share transactions             $  2,291,792        $     (5,257)
                                                                                          ------------        ------------
 Net increase (decrease) in net assets                                                    $    985,073        $ (1,029,541)
                                                                                          ------------        ------------
NET ASSETS:
Beginning of year                                                                         $ 46,133,097        $ 47,162,638
                                                                                          ------------        ------------
End of year                                                                               $ 47,118,170        $ 46,133,097
                                                                                          ============        =============
Distributions in excess of net investment income, end of year                             $   (322,520)       $   (264,827)
                                                                                          ============        =============

14 The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer America Income VCT Portfolio (The Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only)
   Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The Portfolio commenced operations on May 1, 2003.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The investment objective of America Income Portfolio is to produce a high level of current income as consistent with preservation of capital.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments.

The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements, which are

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

consistent with those generally accepted in the investment company industry:

A. Security Valuation
   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of the Portfolio's shares is based on the last sale price on the principal exchange where they traded. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. At December 31, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Taxes
   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, America Income Trust Portfolio had a net capital loss carryforward of $1,230,915, of which the following amounts will expire between 2008 and 2013 if not utilized: $382,424 in 2008, $435,523 in 2011, $171,643 in 2012 and $241,325 in 2013.

   The Portfolio elected to defer $109,707 in capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ending December 31, 2006.

   At December 31, 2005, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset values of the Portfolio and are designed to present the Portfolio's capital accounts on a tax basis.

---------------------------------------------------------------------------------------------

                                            Undistributed     Accumulated
                                           Net Investment     Net Realized
Portfolio                                   Income (Loss)     Gain (Loss)     Paid-In Capital
---------------------------------------------------------------------------------------------
 Pioneer America Income VCT Portfolio         $294,797         $(294,797)          $--
---------------------------------------------------------------------------------------------

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   The following chart shows the distributions paid during the years ended December 31, 2005 and December 31, 2004 and the components of distributable earnings (accumulated losses) as of December 31, 2005 on a tax basis.

---------------------------------------------------------------------------------------------
                                                                  2005              2004
---------------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                              $ 2,171,301       $2,504,285
 Long-Term capital gain/capital loss carryforward                      --               --
                                                              -----------       ----------
                                                              $ 2,171,301       $2,504,285
 Return of Capital                                                     --               --
                                                              -----------       ----------
  Total distributions                                         $ 2,171,301       $2,504,285
                                                              ===========       ==========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                $     5,442
 Undistributed long-term gain/(capital loss carryforward)      (1,230,915)
 Post-October Loss Deferred                                      (109,707)
 Unrealized appreciation (depreciation)                          (384,607)
                                                              -----------
  Total                                                       $(1,719,787)
                                                              ===========
---------------------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, and the tax treatment of amortization on securities purchased at premium.

C. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted-net assets at the beginning of the day. The Portfolio declares as daily dividends substantially all of its respective net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

D. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Portfolio's custodian.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

   the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Portfolio's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolios. Management fees are calculated daily at the annual rate of 0.55% of the Portfolio's average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $1,424 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent
Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $3,946 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $291 payable to PFD at December 31, 2005.

5. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

--------------------------------------------------------------------------------------------------
                                                                                       Net
                                                    Gross            Gross        Appreciation/
                                 Tax Cost       Appreciation     Depreciation     (Depreciation)
--------------------------------------------------------------------------------------------------
America Income Portfolio       $46,740,913        $179,576         $(564,183)       $(384,607)
                               ===========        ========         ==========       =========
--------------------------------------------------------------------------------------------------

6. Portfolio Transactions
The cost of purchases and the proceeds from sales of U.S. Government obligations for the year ended December 31, 2005, were $13,301,114 and $10,355,001, respectively.

7. Capital Shares
At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

--------------------------------------------------------------------------------------------------
    America Income Portfolio       '05 Shares     '05 Amount      '04 Shares       '04 Amount
--------------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                         116,997     $ 1,169,565         245,204     $  2,472,061
 Reinvestment of distributions       138,561       1,381,733         206,467        2,102,795
 Shares repurchased                 (836,177)     (8,331,104)     (1,551,998)     (15,847,044)
                                    --------     -----------      ----------     ------------
  Net decrease                      (580,619)    $(5,779,806)     (1,100,327)    $(11,272,188)
                                    ========     ===========      ==========     ============
 CLASS II:
 Shares sold                       1,061,522     $10,609,970       1,247,751     $ 12,688,404
 Reinvestment of distributions        79,492         792,446          39,513          401,463
 Shares repurchased                 (336,194)     (3,330,818)       (179,116)      (1,822,936)
                                   ---------     -----------      ----------     ------------
  Net increase                       804,820     $ 8,071,598       1,108,148     $ 11,266,931
                                    ========     ===========      ==========     ============
--------------------------------------------------------------------------------------------------

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer America Income VCT Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer America Income VCT Portfolio, one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer America Income VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                             /s/ Ernst & Young LLP

Boston, Massachusetts
February 10, 2006

Pioneer America Income VCT Portfolio
(the "Fund")                                    PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fourth quintile of the peer group for the 12 months ended June 30, 2005, the fifth quintile for the three years ended June 30, 2005, the second quintile for the five years ended June 30, 2005 and the fourth quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield (gross of expenses) of the Fund's Class I shares compared to the yield (as of June 30, 2005) of the Lehman Brothers
   Government Bond Index.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the fourth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. However, the Investment Manager agreed to reduce the management fee to 0.50% of average daily net assets, which would place the Fund in the third quintile of the peer group and to add a break point to the fee schedule. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fees, the Trustees concluded

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                                  (continued)
--------------------------------------------------------------------------------

   that any perceived or potential economies of scale would be shared at future asset levels, in a reasonable manner as the Fund grows in size, between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer America Income VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer America Income VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)    Trustee         Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).

** Mr. Bock became a Trustee of the Trust on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------

Pioneer America Income VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer America Income VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                       POSITIONS HELD  TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant       Since November,                                           None
                       Treasurer       2000. Serves at the   Assistant Vice President - Fund
                                       discretion of the     Accounting, Administration and
                                       Board.                Custody Services of Pioneer; and
                                                             Assistant Treasurer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant       Since May, 2002.      Fund Accounting Manager - Fund      None
                       Treasurer       Serves at the         Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

---------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant       Since September,      Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer       2003. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services since June 2003;
                                       Board.                Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

---------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------

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                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

                                                                   18673-00-0206

                                                    [LOGO] PIONEER
                                                           Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                           Pioneer AmPac Growth VCT Portfolio -- Class II Shares
                      (Formerly Pioneer Papp America-Pacif ic Rim VCT Portfolio.
                                             Name change effective May 1, 2005.)



                                                                   ANNUAL REPORT

                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer AmPac Growth VCT Portfolio
  Portfolio and Performance Update                    2
  Comparing Ongoing Portfolio Expenses                3
  Portfolio Management Discussion                     4
  Schedule of Investments                             5
  Financial Statements                                6
  Notes to Financial Statements                      10
  Report of Independent Registered Public
    Accounting Firm                                  14
  Factors Considered by the Independent Trustees
    in Approving the Management Contract             15
  Trustees, Officers and Service Providers           18

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Portfolio  Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]



U.S. Common Stocks                            95.0%
Depositary Receipts for International Stocks    5.0%

Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]



Information Technology       32.0%
Industrials                  22.7%
Health Care                  17.6%
Financials                   11.6%
Consumer Staples             8.6%
Consumer Discretionary       5.0%
Energy                       2.5%

Five Largest Holdings
(As a percentage of equity holdings)

  1.   WPP Group Plc (A.D.R.)      5.00%
  2.   General Electric Co.        4.87
  3.   State Street Corp.          4.85
  4.   Emerson Electric Co.        4.80
  5.   Microchip Technology        4.80

The Portfolio is actively managed and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                              12/31/05      12/31/04
Net Asset Value per Share     $ 10.22      $ 10.14


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $ 0.0395       $    -            $    -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer AmPac Growth VCT Portfolio at net asset value, compared to that of the Russell 1000 Growth Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

             Russell 1000      Pioneer AMPac Growth
             Growth            VCT Portfolio
 3/04            10000            10000
12/04            10547            10020
12/05            11102            10139


The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Fund        1.44%
(3/15/04)
1 Year              1.19%

All total returns shown assume reinvestment of distributions at net asset value. Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to the variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer AmPac Growth VCT Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005.

Share Class                                 II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/05       $ 1,000.00
Ending Account Value on 12/31/05        $ 1,048.17
Expenses Paid During Period*            $     4.90

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer AmPac Growth VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2005 through December 31, 2005.

Share Class                                  II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/05       $ 1,000.00
Ending Account Value on 12/31/05        $ 1,020.42
Expenses Paid During Period*            $     4.84

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

During 2005, many growth stocks remained out of favor, and companies that experienced even minor disappointments were punished by the market. Despite the challenging market, many holdings prospered - helped in large part by their unique market niche or superiority of their products, as Rosellen Papp, a member of the Portfolios management team, discusses in the following interview.

Q: How did the Portfolio perform during fiscal 2005?

A: Class II shares had a total return of 1.19% at net asset value for the 12 months ended December 31, 2005. The Standard & Poor's 500 Index and the Russell 1000 Growth Index posted returns of 4.91% and 5.26%, respectively, for the same period.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   The Portfolio's underperformance relative to the indexes centered around five companies in particular that experienced challenges. Estee Lauder encountered much more competition in their fragrance business than anticipated. We were concerned that the problems could be longer term in nature, therefore sold the position. The pharmaceutical giant Pfizer struggled in response to concerns about the sales of its cholesterol-reducing drug Lipitor, which could fall in response to the availability of lower cost alternatives. With Pfizer's earnings potential uncertain, we sold the stock.

   IBM started the year with a slight revenue and earnings disappointment relative to analysts' expectations. The marketplace punished the stock as some analysts concluded that IBM tried to "hide" the disappointment by changing some accounting policies, including options expensing. Since we believe that this is a temporary disappointment and that the company is inexpensively priced, we have retained the holding. Electrical component manufacturer, Molex, reported disappointing sales and earnings, which caused us to reposition those assets into niche computer software companies that have brighter prospects. We have also been concerned about governance and accounting issues at American International Group. Late in the fiscal year, we reduced the position significantly, selling into strength.

   After carefully analyzing these disappointments, we find no consistent theme and conclude that the challenges are in no way related to the Portfolio's emphasis on American companies with substantial and growing business interests in the Pacific Rim region. In a challenging year, we have carefully adjusted the Portfolio to avoid any recurrence of these company-specific issues.

Q: Could you highlight some of the companies that were added to the Portfolio?

A: In the technology sector, we are shifting the emphasis from hardware to software companies. We reinvested the proceeds from the sale of Hewlett-Packard and Molex into Adobe Systems, which has a strong market niche in graphics, photography and digital imaging, and Symantec, which is a leading provider of security solutions for individuals and businesses.

   We added United Parcel Services (UPS), the delivery and logistics company with trade routes from the United States to Europe and within Europe. We bought the stock on weakness when investors became concerned that higher fuel costs could threaten its profitability. We think UPS will be resilient, as it has the ability to pass on increased fuel costs to its customers with an energy surcharge.

   In the financial sector - a second area of concentration in the Portfolio, we added UCBH Holdings Inc., which is a commercial bank that caters to the Chinese-American population. The company is a good example of the Portfolio's investment strategy, which is designed to offer shareowners exposure to Asian economies by investing in American companies - eliminating many of the risks associated with investing directly in developing markets.

Q: Health care stocks represent the third major area of investment. Have you made any changes within this sector?

A: We are very optimistic about the future of this industry, because we expect health care expenditures to rise at a much faster rate than the U.S. economy for the foreseeable future. However, we are concerned that the traditional pharmaceutical companies are currently battling a variety of issues - including intellectual property rights and product liability issues. Consequently, we have shifted our focus from pharmaceuticals toward a mix of medical device companies, market research companies, suppliers to the industry and orthopedic implants, which we think offer a better risk/reward profile. In keeping with this new direction, we added 3M, a diversified company that derives about 20% of its business from medical products.

Q: Do you think 2006 will be a positive year for U.S. stocks?

A: Barring any external shocks, we think the U.S. stock market - particularly growth stocks that have been out of favor for some time - will generate above-average returns. In 2005, we saw a valuation gap emerge between stock prices and the underlying strength of the companies - creating undervalued companies. Therein lies the growth potential that we hope to capture with the companies in your portfolio.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The fund invest s in a limited number of securities and, as a result, the fund's performance may be more volatile than the performance of fund's holding more securities. Investing in the securities of U.S. issuers with substantial foreign activities involves many of the same risks as investing in the securities of foreign issuers.

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. Investing in the securities of U.S. issuers with substantial foreign activities involves many of the same risks as investing in the securities of foreign issuers. The Portfolio invests in a limited number of securities and, as a result, the Portfolio's performance may be more volatile than the performance of other portfolios holding more securities. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

      Shares                                                              Value
                   COMMON STOCKS - 103.8%
                   Energy - 2.5%
                   Integrated Oil & Gas - 2.5%
         840       Chevron Corp.                                     $   47,687
                                                                     ----------
                   Total Energy                                      $   47,687
                                                                     ----------
                   Capital Goods - 15.0%
                   Electrical Component & Equipment - 5.0%
       1,250       Emerson Electric Co.                              $   93,375
                                                                     ----------
                   Industrial Conglomerates - 10.0%
       1,200       3M Co.                                            $   93,000
       2,700       General Electric Co.                                  94,635
                                                                     ----------
                                                                     $  187,635
                                                                     ----------
                   Total Capital Goods                               $  281,010
                                                                     ----------
                   Transportation - 8.5%
                   Air Freight & Couriers - 8.5%
       1,365       Expeditors International of Washington, Inc.      $   92,151
         900       United Parcel Service                                 67,635
                                                                     ----------
                                                                     $  159,786
                                                                     ----------
                   Total Transportation                              $  159,786
                                                                     ----------
                   Media - 5.2%
                   Advertising - 5.2%
       1,800       WPP Group Plc                                     $   97,200
                                                                     ----------
                   Total Media                                       $   97,200
                                                                     ----------
                   Food, Beverage & Tobacco - 4.6%
                   Packaged Foods & Meats - 4.6%
       1,300       William Wrigley Jr. Co.                           $   86,437
                                                                     ----------
                   Total Food, Beverage & Tobacco                    $   86,437
                                                                     ----------
                   Household & Personal Products - 4.3%
                   Household Products - 4.3%
       1,470       Colgate-Palmolive Co.                             $   80,630
                                                                     ----------
                   Total Household & Personal
                   Products                                          $   80,630
                                                                     ----------
                   Health Care Equipment & Services - 12.0%
                   Health Care Equipment - 9.1%
       1,550       Medtronic, Inc.                                   $   89,234
       1,800       Stryker Corp.                                         79,974
                                                                     ----------
                                                                     $  169,208
                                                                     ----------
                   Health Care Services - 2.9%
       2,200       IMS Health, Inc.                                  $   54,824
                                                                     ----------
                   Total Health Care Equipment &
                   Services                                          $  224,032
                                                                     ----------
                   Pharmaceuticals & Biotechnology - 6.3%
                   Pharmaceuticals - 6.3%
         550       Eli Lilly & Co.                                   $   31,125
       1,450       Johnson & Johnson                                     87,145
                                                                     ----------
                                                                     $  118,270
                                                                     ----------
                   Total Pharmaceuticals &
                   Biotechnology                                     $  118,270
                                                                     ----------
                   Banks - 1.0%
                   Regional Banks - 1.0%
       1,000       UCBH Holdings, Inc.                               $   17,880
                                                                     ----------
                   Total Banks                                       $   17,880
                                                                     ----------

      Shares                                                              Value
                   Diversified Financials - 9.7%
                   Asset Management & Custody Banks - 9.7%
       1,700       State Street Corp.                                $   94,248
       1,200       T. Rowe Price Associates, Inc.                        86,436
                                                                     ----------
                                                                     $  180,684
                                                                     ----------
                   Total Diversified Financials                      $  180,684
                                                                     ----------
                   Insurance - 1.5%
                   Multi-Line Insurance - 1.5%
         400       American International Group, Inc.                $   27,292
                                                                     ----------
                   Total Insurance                                   $   27,292
                                                                     ----------
                   Software & Services - 8.1%
                   Application Software - 2.3%
       1,200       Adobe Systems, Inc.                               $   44,352
                                                                     ----------
                   Systems Software - 5.8%
       3,000       Microsoft Corp.                                   $   78,450
       1,700       Symantec Corp.*                                       29,750
                                                                     ----------
                                                                     $  108,200
                                                                     ----------
                   Total Software & Services                         $  152,552
                                                                     ----------
                   Technology Hardware & Equipment - 11.4%
                   Communications Equipment - 3.5%
       3,800       Cisco Systems, Inc.*                              $   65,056
                                                                     ----------
                   Computer Hardware - 3.9%
         900       IBM Corp.                                         $   73,980
                                                                     ----------
                   Computer Storage & Peripherals - 2.8%
       3,800       EMC Corp.*                                        $   51,756
                                                                     ----------
                   Electronic Equipment & Instruments - 1.2%
         729       National Instruments Corp.                        $   23,363
                                                                     ----------
                   Total Technology Hardware &
                   Equipment                                         $  214,155
                                                                     ----------
                   Semiconductors - 13.7%
                   Semiconductor Equipment - 1.0%
       1,000       Applied Materials, Inc.                           $   17,940
                                                                     ----------
                   Semiconductors - 12.7%
       3,200       Intel Corp.                                       $   79,871
       1,800       Linear Technology Corp.                               64,926
       2,900       Microchip Technology                                  93,235
                                                                     ----------
                                                                     $  238,032
                                                                     ----------
                   Total Semiconductors                              $  255,972
                                                                     ----------
                   TOTAL COMMON STOCKS
                   (Cost $1,819,277)                                 $1,943,587
                                                                     ----------
                   TOTAL INVESTMENT
                   IN SECURITIES - 103.8%
                   (Cost $1,819,277)                                 $1,943,587
                                                                     ----------
                   OTHER ASSETS AND
                   LIABILITIES - (3.8)%                              $  (71,411)
                                                                     ----------
                   TOTAL NET ASSETS - 100.0%                         $1,872,176
                                                                     ==========

*  Non-income producing security

The accompanying notes are an integral part of these financial statements.     5

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                               3/15/04 (a)
                                                                                              Year Ended           to
Class II                                                                                       12/31/05         12/31/04
Net asset value, beginning of period                                                           $ 10.14         $ 10.00
                                                                                               -------         -------
Increase from investment operations:
 Net investment income                                                                         $  0.03         $  0.05
 Net realized and unrealized gain on investments                                                  0.09            0.09
                                                                                               -------         -------
 Net increase from investment operations                                                       $  0.12         $  0.14
Distributions to shareowners:
 Net investment income                                                                          ( 0.04)             --
                                                                                               -------         -------
Net increase in net asset value                                                                $  0.08         $  0.14
                                                                                               -------         --------
Net asset value, end of period                                                                 $ 10.22         $ 10.14
                                                                                               =======         =======
Total return*                                                                                     1.19%           1.40   %(b)
Ratio of net expenses to average net assets+                                                      0.95%           0.95%* *
Ratio of net investment income to average net assets+                                             0.43%           1.40%* *
Portfolio turnover rate                                                                             16%              7%
Net assets, end of period (in thousands)                                                       $ 1,872         $ 1,424
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                     6.62%          15.01%* *
 Net investment loss                                                                            ( 5.24)%        (12.68)%**
Ratios with waivers of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                     0.95%           0.95%* *
 Net investment income                                                                            0.43%           1.40%* *

(a) The Portfolio commenced operations on March 15, 2004.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

6   The accompanying notes are an integral part of these financial statements.

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (cost $1,819,277)      $1,943,587
 Cash                                                          28,980
 Receivables --
  Dividends, interest and foreign taxes withheld                1,558
  Due from Pioneer Investment Management, Inc.                  9,387
 Other                                                             12
                                                           ----------
    Total assets                                           $1,983,524
                                                           ----------
LIABILITIES:
 Payables --
  Fund shares repurchased                                  $   49,718
 Due to affiliates                                                410
 Accrued expenses                                              61,220
                                                           ----------
    Total liabilities                                      $  111,348
                                                           ----------
NET ASSETS:
 Paid-in capital                                           $1,787,653
 Undistributed net investment income                            7,530
 Accumulated net realized loss on investments                 (47,317)
 Net unrealized gain on:
  Investments                                                 124,310
                                                           ----------
    Total net assets                                       $1,872,176
                                                           ----------
NET ASSET VALUE PER SHARE:
Class II:
(No par value, unlimited number of shares authorized)
 Net assets                                                $1,872,176
Shares outstanding                                            183,145
                                                           ----------
 Net asset value per share                                 $    10.22



The accompanying notes are an integral part of these financial statements. 7

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                               Year Ended
                                                                                                12/31/05
INVESTMENT INCOME:
 Dividends                                                                                     $  22,579
 Interest                                                                                          1,555
                                                                                               ---------
  Total investment income                                                                      $  24,134
                                                                                               ---------
EXPENSES:
 Management fees                                                                               $  13,103
 Transfer agent fees and expenses                                                                  1,736
 Distribution fees                                                                                 4,368
 Administrative reimbursements                                                                    18,512
 Custodian fees                                                                                   13,928
 Professional fees                                                                                49,133
 Printing expense                                                                                  9,245
 Fees and expenses of nonaffiliated trustees                                                       3,756
 Miscellaneous                                                                                     1,806
                                                                                               ---------
  Total expenses                                                                               $ 115,587
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.        (98,989)
                                                                                               ---------
  Net expenses                                                                                 $  16,598
                                                                                               ---------
   Net investment income                                                                       $   7,536
                                                                                               ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss from:
  Investments                                                                                  $ (39,329)
                                                                                               ---------
 Change in net unrealized gain from:
  Investments                                                                                  $  62,350
                                                                                               ---------
  Net gain on investments                                                                      $  23,021
                                                                                               ---------
  Net increase in net assets resulting from operations                                         $  30,557
                                                                                               =========

8 The accompanying notes are an integral part of these financial statements.

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          For the period
                                                                                           from 3/15/04
                                                                                          (Commencement
                                                                          Year Ended      of Operations)
                                                                           12/31/05        to 12/31/04
FROM OPERATIONS:
Net investment income                                                     $    7,536       $    6,910
Net realized loss on investments                                             (39,329)          (7,988)
Change in net unrealized gain on investments                                  62,350           61,960
                                                                          ----------       ----------
  Net increase in net assets resulting from operations                    $   30,557       $   60,882
                                                                          ----------       ----------
DISTRIBUTIONS TO SHAREOWNERS
Net investment income:
 Class II                                                                 $   (7,006)      $       --
                                                                          ----------       ----------
  Total distributions to shareowners                                      $   (7,006)      $       --
                                                                          ----------       ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                          $  633,120       $1,395,044
Reinvestment of distributions                                                  6,611               --
Cost of shares repurchased                                                  (215,562)         (31,470)
                                                                          ----------       ----------
  Net increase in net assets resulting from Fund share transactions       $  424,169       $1,363,574
                                                                          ----------       ----------
  Net increase in net assets                                              $  447,720       $1,424,456
NET ASSETS:
Beginning of period                                                        1,424,456               --
                                                                          ----------       ----------
End of period                                                             $1,872,176       $1,424,456
                                                                          ==========       ==========
Undistributed net investment income, end of period                        $    7,530       $    7,000
                                                                          ==========       ==========

The accompanying notes are an integral part of these financial statements. 9

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
The Pioneer AmPac Growth VCT Portfolio (the Portfolio), is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:


Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (formerly America Pacific Rim Portfolio)
       (AmPac Growth Portfolio) (Class II shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The AmPac Growth VCT Portfolio commenced operations on March 15, 2004.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

AmPac Growth Portfolio seeks capital appreciation.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   mean between the last bid and asked prices. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At December 31, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.


   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.


   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.


   Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. Investing in the securities of U.S. issuers with substantial foreign activities involves many of the same risks as investing in the securities of foreign issuers. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus. Please refer to those documents when considering the Portfolio's risks.


B. Taxes

   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.


   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, AmPac Growth Portfolio had a net capital loss carryforward of $26,565, of which the following amounts will expire between 2012 and 2013, if not utilized: $7,988 in 2012 and $18,577 in 2013.

   The Portfolio elected to defer $20,752 in capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ended December 31, 2006.

   The following chart shows the distributions paid during the year ended December 31, 2005 and the components of distributable earnings (accumulated losses) as of December 31, 2005. There were no distributions paid during the fiscal year ended December 31, 2004.

--------------------------------------------------------------------------------
                                               2005
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income                          $ 7,006
  Long-term capital gain                        --
                                           -------
                                           $ 7,006
  Return of capital                             --
                                           -------
    Total distributions                    $ 7,006
                                           -------
  Distributable Earnings
  (Accumulated Losses):
  Undistributed ordinary income            $ 7,530
  Undistributed long-term gain/
   (capital loss carryforward)             (26,565)
  Post October Loss Deferred               (20,752)
  Unrealized appreciation (depreciation)   124,310
                                           -------
    Total                                  $84,523
                                           =======
--------------------------------------------------------------------------------

C. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005. Distribution fees are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

D. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

   in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets up to $1 billion and 0.70% on assets over $1 billion.

Through May 1, 2006, PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses of the Portfolio to the extent required to reduce Class II expenses to 0.95% of the average daily net assets attributable to Class II shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $12 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $371 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Distribution Plans
The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $27 payable to PFD at December 31, 2005.

5. Aggregate Unrealized Appreciation and Depreciation
At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:


---------------------------------------------------------------------------------------------
                                                                                    Net
                                                 Gross            Gross        Appreciation/
Portfolio                      Tax Cost      Appreciation     Depreciation     (Depreciation)
---------------------------------------------------------------------------------------------
 AmPac Growth Portfolio     $1,819,277      $160,301         $(35,991)        $124,310
---------------------------------------------------------------------------------------------

6. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $793,973 and $272,148, respectively.

7. Capital Shares

At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the fiscal years ended December 31, 2005 and December 31, 2004:


---------------------------------------------------------------------------------------------
     AmPac Growth Portfolio         '05 Shares     '05 Amount     '04 Shares      '04 Amount
---------------------------------------------------------------------------------------------
 CLASS II:
 Shares sold                        63,412        $633,120        143,712        $1,395,044
 Reinvestment of distributions         669           6,611             --                --
 Shares repurchased                (21,368)       (215,562)        (3,280)          (31,470)
                                   -------        --------        -------        ----------
  Net increase                      42,713        $424,169        140,432        $1,363,574
                                   =======        ========        =======        ==========
---------------------------------------------------------------------------------------------

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)
The qualifying percentage of certain Portfolios' ordinary income dividends for the purposes of the corporate dividends received deduction and the percentage of those ordinary dividends that are subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 were as follows:


--------------------------------------------------------------------------------
                              Dividend      Qualified
                              Received      Dividend
                             Deduction       Income
--------------------------------------------------------------------------------
 AmPac Growth Portfolio        100.00%        100.00%
--------------------------------------------------------------------------------

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
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To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer AmPac Growth Portfolio:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer AmPac Growth VCT Portfolio, one of the Portfolios constituting The Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer AmPac Growth VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
February 10, 2006

Pioneer AmPac Growth VCT Portfolio (the "Fund") PIONEER VARIABLE CONTRACTS TRUST
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FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
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The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually, approve the Fund's management contract (the "Management Contract") between the Fund and Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"). The Investment Adviser has retained L. Roy Papp and Associates, LLC. (the "Sub-adviser") to act as sub-adviser to the Fund pursuant to a sub-advisory agreement between the Investment Adviser and the Sub-adviser (the "Sub-advisory Agreement"). The Trustees have determined that the terms of the Management Contract and the Sub-advisory Agreement are fair and reasonable and that renewal of these contracts will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of the Investment Adviser, or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract and Sub-advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract and Sub-advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates, (ix) the disclosures included in the Fund's prospectuses and reports to shareowners and (x) the investment and compliance staff and operations of the Sub-Adviser.

Specifically, in connection with the Independent Trustees' review of the Management Contract and the Sub-advisory Agreement, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's and Sub-adviser's services and the reasonableness of the fee under the Management Contract and the Sub-advisory Agreement. Among other items, this information included data or analyses of (1) investment performance for the one year period of the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, the break points in the Fund's management fee and of a peer group of funds selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract and Sub-advisory Agreement. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fifth quintile of the peer group for the 12 months ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the activities of the Investment Adviser in monitoring the investment and compliance operations of the Sub-adviser. The Trustees concluded that the period of investment operations was too short to evaluate the performance of the Fund.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations. Among other things, the Trustees considered the number, education and experience of the Sub-adviser's investment staff. The Trustees concluded that the Investment Adviser and the Sub-adviser have the quality and depth of personnel and the well-developed methods essential to performing their duties under the Management Contract and the Sub-advisory Agreement.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the first quintile (after fee waivers) relative to the management fees paid by the other funds in that peer group for the comparable period and below the median without giving effect to fee waivers. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also evaluated the fee under the Sub-advisory Agreement and the portion of the fee under the Management Contract retained by the Investment Adviser and determined that they were consistent with other sub-advised funds. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 (after expense limitations) was in the second quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio (after expense limitations) was reasonable compared to that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in com-

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   parison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels, in a reasonable manner as the Fund grows in size, between the Investment Adviser and the Fund's shareowners.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Sub-Adviser from the use of "soft" commission dollars to pay for research. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's and Sub-adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser and the Sub-adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund and the Sub-advisory Agreement are fair and reasonable and voted to approve the continuation of the Management Contract and the Sub-advisory Agreement for another year.

Pioneer AmPac Growth VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser                                             The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                            affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                      listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                  the past five years. Trustees who are interested persons of the
                                                               Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                  1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                              interested persons of the Trust are referred to as Independent
                                                               Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                          the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                  and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                      Massachusetts 02109.
                                                               The Trust's  statement of  additional  information  provides more detailed information regarding the
Shareowner Services and Transfer                               Trust's Trustees and is available upon request, without charge,
Pioneer Investment Management Shareholder Services, Inc.       by calling 1- 800-225-6292.
                                                               Proxy  Voting  Policies  and  Procedures  of the  Trust  are
                                                               available without charge, upon Agent request, by calling our toll free number (1-800-225-6292).  This information is also available online at pioneerfunds.com.


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INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
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18

Pioneer AmPac Growth VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                           (continued)
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)    Trustee         Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).


** Mr. Bock became a Trustee of the Trust on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
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Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------

Pioneer AmPac Growth VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                           (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.
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Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
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David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
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Pioneer AmPac Growth VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                           (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                       POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant       Since November,                                          None
                       Treasurer       2000. Serves at the  Assistant Vice President - Fund
                                       discretion of the    Accounting, Administration and
                                       Board.               Custody Services of Pioneer; and
                                                            Assistant Treasurer of all of the
                                                            Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant       Since May, 2002.     Fund Accounting Manager - Fund      None
                       Treasurer       Serves at the        Accounting, Administration and
                                       discretion of the    Custody Services of Pioneer; and
                                       Board.               Assistant Treasurer of all of the
                                                            Pioneer Funds since May 2002.

---------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant       Since September,     Fund Administration Manager - Fund   None
Sullivan (32)          Treasurer       2003. Serves at the  Accounting, Administration and
                                       discretion of the    Custody Services since June 2003;
                                       Board.               Assistant Vice President - Mutual
                                                            Fund Operations of State Street
                                                            Corporation from June 2002 to June
                                                            2003 (formerly Deutsche Bank Asset
                                                            Management); Pioneer Fund
                                                            Accounting, Administration and
                                                            Custody Services (Fund Accounting
                                                            Manager from August 1999 to May
                                                            2002); and Assistant Treasurer of
                                                            all Pioneer Funds since September
                                                            2003.

---------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

                                                                   18676-00-0206


                                                           [Logo] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                               Pioneer Balanced VCT Portfolio -- Class II Shares

                                                                   ANNUAL REPORT

                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------


Pioneer Balanced VCT Portfolio
  Portfolio and Performance Update                       2
  Comparing Ongoing Portfolio Expenses                   3
  Portfolio Management Discussion                        4
  Schedule of Investments                                6
  Financial Statements                                  13
  Notes to Financial Statements                         17
  Report of Independent Registered Public
    Accounting Firm                                     22
  Factors Considered by the Independent Trustees in
    Approving the Management Contract                   23
  Trustees, Officers and Service Providers              26

Before investing, consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Portfolio Diversification
(As a percentage of total investment portfolio)

U.S. Common Stocks                            64.0%
U.S. Government Agency Obligations            23.8%
U.S. Corporate Bonds                           9.7%
Despositary Receipts for International Stocks  1.5%
Asset Backed Securities                        0.6%
Collateralized Mortgage Obligation             0.4%

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Sector Distribution
(As a percentage of long-term holdings)

Government Obligations          23.9%
Financials                      13.3%
Information Technology          11.6%
Health Care                     11.3%
Consumer Staples                10.3%
Consumer Discretionary           8.3%
Industrials                      7.4%
Materials                        5.9%
Energy                           5.5%
Telecommunication Services       2.0%
Utilities                        0.5%

Five Largest Holdings
(As a percentage of long-term holdings)

1.  Berkshire Hathaway, Inc.
     (Class B)                    3.43%
2.  Microsoft Corp.               3.27
3.  PepsiCo, Inc.                 3.17
4.  First Data Corp.              3.16
5.  Northrop Grumman Corp.        3.15

The Portfolio is actively managed, and current holdings may be different.


--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05     12/31/04
Net Asset Value per Share     $ 14.67      $ 14.38


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $ 0.2404       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment
The following chart shows the change in value of an investment made in Pioneer Balanced VCT Portfolio at net asset value, compared to that of the Standard & Poor's (S&P) 500 Index and the Lehman Brothers Aggregate Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.


[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]


            Lehman Aggregate Bond Index          S&P 500       Pioneer Balanced VCT Portfolio
Dec-95                            10000            10000                                10000
                                  10363            12295                                11343
Dec-97                            11364            16395                                13138
                                  12351            21084                                13086
Dec-99                            12249            25518                                13383
                                  13673            23196                                14078
Dec-01                            14828            20441                                13725
                                  16348            15925                                12286
Dec-03                            17019            20490                                14595
                                  17758            22718                                15264
Dec-05                            18189            23833                                15833

     The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years            4.70%
5 Years             2.38%
1 Year              3.73%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

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COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Balanced VCT Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005.

Share Class                                            II
-------------------------------------------------------------
Beginning Account Value on 7/1/05                $ 1,000.00
Ending Account Value on 12/31/05                 $ 1,019.06
Expenses Paid During Period*                     $     6.06

* Expenses are equal to the Portfolio's annualized expense ratio of 1.19% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Balanced VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005.

Share Class                                            II
-------------------------------------------------------------
Beginning Account Value on 7/1/05                $ 1,000.00
Ending Account Value on 12/31/05                 $ 1,019.21
Expenses Paid During Period*                     $     6.06

* Expenses are equal to the Portfolio's annualized expense ratio of 1.19% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

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PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

The nation's economy grew persistently throughout 2005, producing strong earnings growth and healthier corporate balance sheets. The economy proved resilient to the effects of a variety of challenges, from hurricane damage in the Gulf Coast to sharply rising energy and commodity prices. To head off the possibility that inflationary pressures would build up as the economy grew, the U.S. Federal Reserve continued to tighten monetary policy. The Fed raised the Fed Funds rate eight different times during the calendar year. In the following interview, Timothy Mulrenan, who is responsible for the equity portfolio of Pioneer Balanced VCT Portfolio, and Richard Schlanger, who is responsible for the Portfolio's fixed-income investments, discuss the markets and the factors that affected performance.

Q. How did the Portfolio perform, and what were the principal factors that affected Portfolio performance?

A. Class II shares of Pioneer Balanced VCT Portfolio returned 3.73% at net asset value during the 12 months ended December 31, 2005. In comparison, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index returned 4.91% and 2.43%, respectively, over the same period.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Throughout the 12 months, we overweighted equities, with a target allocation of about 64% of Portfolio assets versus a 60% normal allocation. We invested the remaining 36% of assets in fixed income securities. We placed this emphasis on stocks because of the favorable earnings environment and our view that stocks were likely to produce positive returns during the year. At the same time, we were not sure how far the Federal Reserve Board intended to push short-term interest rates, and we believed bonds, in general, were fully valued in the market.

   The equity market did have a positive year, buoyed by positive earnings - profits of S&P 500 companies grew approximately 13%. Despite rising short-term interest rates and higher commodity prices, long-term interest rates were essentially unchanged over the 12 months. Other factors giving support to stock valuations included many stock buyback programs, initiated by corporations with more cash on their balance sheets, and increasing merger-and-acquisition activity. Despite all these positive factors, stock performance was held back by a number of concerns, including fears that higher short-term interest rates and high energy costs might undermine future corporate profitability.

   The major development in the fixed-income market was the dramatic flattening of the yield curve - which reflects the difference in yields between short-term and long-term securities. Normally, the yield curve steepens - yield differences become greater - the greater the difference in maturity between short- and long-term securities. However, the yield curve became so flat that it actually partially inverted by the end of the year, a highly unusual phenomenon in which 10-year yields actually became slightly lower than two-year yields. Despite the efforts of the Federal Reserve to raise short-term rates, long-term rates tended to fall or remain stable because of strong demand for U.S. Treasuries by international bond investors.

Q. What areas in the equity and fixed income market performed better than others?

A. In the equity market, mid-cap stocks did better than either small- or large-cap stocks, continuing a multi-year run for medium-sized companies. The value style of investing slightly outperformed the growth style, but the growth style performed somewhat better in the final two months of the year. We manage the Portfolio in a large-cap growth style. Driven by the dramatic increases in oil and natural gas prices, energy stocks were by far the performance leaders in the equity market. On average, energy stocks rose by 30%. Utilities also performed relatively well, while consumer discretionary stocks - especially in the automotive and media industries - lagged.

   In the fixed-income market, long-term investments outperformed short- and intermediate-term investments. With a backdrop of rising profits, investment grade and high-yield corporate bonds tended to do well. The notable exception was among a few fallen angels whose financial problems led to credit rating downgrades. Two highly visible examples were General Motors and Ford, both of which were downgraded from investment grade to high yield. Among governments, Treasuries outperformed mortgages, with long-term Treasuries doing especially well.

Q. What equity investments had the greatest influence on performance?

A. Our overweight position in energy stocks for most of the year and our stock selection within the energy sector helped boost performance. Two standout selections were National Oilwell Varco, a leading provider of oil field equipment, and ENSCO International, a prominent offshore contract driller. National Oilwell Varco's stock price rose substantially, driven by robust earnings, favorable

A Word About Risk:

When interest rates rise, the prices of fixed income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-Backed securities are also subject to pre-payments. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   pricing and a growing backlog of orders. We trimmed the position and took profits during the year. ENSCO's stock price appreciated by about 40% as the day rates for its oil rigs surged against a backdrop of growing demand and a tight supply of the drilling platforms. By the end of the year, we had taken some profits, but still hold ENSCO, and moved to a slight underweight position in energy.

   Our investments in health care also did well. Shares of generic pharmaceutical manufacturer IVAX doubled. The company was helped by both an impressive pipeline of new drugs approaching market and an acquisition offer from a competitor. Amgen, a major biotechnology firm, benefited from strong revenue gains across all its product lines and its own promising pipeline of new products under development, including prospective drugs for treatment of cancer and arthritis.

   Among the more disappointing positions was our investment in Symantec, a leading software security firm. Its stock price declined after the company in the second half of the year announced earnings that failed to meet expectations. Investors also became concerned about price competition in the software security industry and the possibility of new competition from Microsoft. The U.K.-based telecommunications services giant Vodafone also declined as its profit margins came under pressure because of difficulties in operations in Japan and in Europe. Also detracting from results was our investment in Family Dollar, a low-price retailer. Lower-income consumers, who make up a substantial part of Family Dollar's customer base, were particularly hard hit by rising energy prices. We eliminated our positions in Symantec and in Family Dollar.

Q. What fixed-income investments had the greatest influence on performance?

A. Our positioning on the yield curve did not help. In a period in which short-term interest rates were rising and longer-term rates were relatively stable, the best positioning would have been a bar-belled approach. That would place greater emphasis both on short-term securities - to take advantage of rising yields - and on long-term securities to take advantage of their high yields and price stability. However, we pursued a bulleted-approach with investments throughout the yield curve - including those in intermediate-term securities which tended to underperform other parts of the market. Also holding back results was our investment in bonds of auto parts manufacturer Delphi, which filed for bankruptcy protection during the year. We had liquidated our position in Delphi prior to their bankruptcy filing.

   During the year, as yields in many part of the market rose, we extended duration - a measure of sensitivity to interest rate changes. Duration on December 31, 2005, was 4.67 years, compared to 4.13 years six months earlier. Average credit quality remained at AA-, although we did reduce our exposure to high-yield securities. We also cut our mortgage position, while raising our allocation to Treasuries and agencies. Mortgages, however, still represented the largest sector weighting.

Q. What is your investment outlook?

A. We expect positive performance in the equity market if an environment of rising profits and strengthening balance sheets continues. We believe two key factors should influence the equity markets in 2006: the continued revival of corporate capital spending, which already grew by 20% during 2005 and the emergence of a performance edge by growth stocks, which have underperformed value stocks for several years. As we enter a new year, value stocks have reached price levels on a par with growth stocks, and we believe growth stocks should begin to outperform because of their greater earnings growth potential.

   Given this view, we have added to our positions in companies that can benefit from increasing capital spending, with investments in industrials, telecommunications equipment and information technology companies. We also have reduced our exposure to consumer discretionary stocks, although we continue to emphasize consumer staples with their more consistent earnings.

   For the fixed-income market, we anticipate that the Federal Reserve will move cautiously because of concerns about high debt levels of consumers. We believe the Fed may raise short-term rates two or three times more. We think the Fed Funds rate may level off in the range of 4.75% to 5.00%. Historically, the Fed has begun lowering rates four to six months after the end of its rate-hike cycles, and we believe this may occur again late in 2006. If that occurs, we expect the short-end and the intermediate parts of the yield curve to outperform the long-end, and we would position the Portfolio accordingly. Because of the tightening labor supply and high energy costs, we are carefully watching inflation trends and are prepared to become more defensive. We already have established a position in Treasury Inflation Protective Securities (TIPS) to guard against the impact of higher inflation.



   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

      Shares                                                   Value
                  COMMON STOCKS - 64.7%
                  Energy - 5.0%
                  Integrated Oil & Gas - 0.5%
       3,900      Exxon Mobil Corp.                     $    219,063
                                                        ------------
                  Oil & Gas Drilling - 2.0%
      19,500      ENSCO International, Inc.             $    864,825
                                                        ------------
                  Oil & Gas Equipment & Services - 2.0%
      13,298      National-Oilwell Varco, Inc.*         $    833,785
                                                        ------------
                  Oil & Gas Exploration & Production - 0.4%
       2,700      Encana Corp.                          $    121,932
       1,100      Pioneer Natural Resources Co.               56,397
                                                        ------------
                                                        $    178,329
                                                        ------------
                  Total Energy                          $  2,096,002
                                                        ------------
                  Materials - 4.5%
                  Gold - 2.1%
      16,800      Newmont Mining Corp.                  $    897,120
                                                        ------------
                  Industrial Gases - 2.4%
      19,000      Praxair, Inc.                         $  1,006,240
                                                        ------------
                  Total Materials                       $  1,903,360
                                                        ------------
                  Capital Goods - 4.6%
                  Aerospace & Defense - 3.1%
      21,800      Northrop Grumman Corp.                $  1,310,398
                                                        ------------
                  Industrial Conglomerates - 1.4%
       7,900      3M Co.                                $    612,250
                                                        ------------
                  Total Capital Goods                   $  1,922,648
                                                        ------------
                  Commercial Services & Supplies - 0.5%
                  Diversified Commercial Services - 0.5%
       4,600      Cintas Corp.                          $    189,428
                                                        ------------
                  Total Commercial Services &
                  Supplies                              $    189,428
                                                        ------------
                  Transportation - 2.0%
                  Air Freight & Couriers - 2.0%
      11,200      United Parcel Service                 $    841,680
                                                        ------------
                  Total Transportation                  $    841,680
                                                        ------------
                  Consumer Durables & Apparel - 1.5%
                  Apparel, Accessories & Luxury Goods - 1.5%
      18,100      Liz Claiborne, Inc.                   $    648,342
                                                        ------------
                  Total Consumer Durables & Apparel     $    648,342
                                                        ------------
                  Media - 3.4%
                  Broadcasting & Cable TV - 3.4%
      18,100      Comcast Corp.*                             464,989
      29,319      Viacom, Inc. (Class B)                     955,799
                                                        ------------
                                                        $  1,420,788
                                                        ------------
                  Total Media                           $  1,420,788
                                                        ------------


      Shares                                                   Value
                  Retailing - 1.4%
                  Apparel Retail - 1.4%
      20,500      Ross Stores, Inc.                     $    592,450
                                                        ------------
                  Total Retailing                       $    592,450
                                                        ------------
                  Food & Drug Retailing - 3.0%
                  Drug Retail - 2.7%
      43,400      CVS Corp.                             $  1,146,628
                                                        ------------
                  Hypermarkets & Supercenters - 0.3%
       2,500      Wal-Mart Stores, Inc.                 $    117,000
                                                        ------------
                  Total Food & Drug Retailing           $  1,263,628
                                                        ------------
                  Food, Beverage & Tobacco - 6.4%
                  Brewers - 0.6%
       5,900      Anheuser-Busch Companies, Inc.        $    253,464
                                                        ------------
                  Packaged Foods & Meats - 1.7%
      10,700      William Wrigley Jr. Co.               $    711,443
                                                        ------------
                  Soft Drinks - 4.1%
      10,000      Coca-Cola Co.                         $    403,100
      22,300      PepsiCo, Inc.                            1,317,484
                                                        ------------
                                                        $  1,720,584
                                                        ------------
                  Total Food, Beverage & Tobacco        $  2,685,491
                                                        ------------
                  Household & Personal Products - 0.7%
                  Personal Products - 0.7%
       9,300      Estee Lauder Co.                      $    311,364
                                                        ------------
                  Total Household & Personal
                  Products                              $    311,364
                                                        ------------
                  Health Care Equipment & Services - 2.9%
                  Health Care Distributors - 1.0%
       6,400      Cardinal Health, Inc.                 $    440,000
                                                        ------------
                  Health Care Equipment - 1.9%
      11,100      Biomet, Inc.                          $    405,927
       6,000      Guidant Corp.                              388,500
                                                        ------------
                                                        $    794,427
                                                        ------------
                  Total Health Care Equipment &
                  Services                              $  1,234,427
                                                        ------------
                  Pharmaceuticals & Biotechnology - 7.5%
                  Biotechnology - 2.2%
      11,616      Amgen, Inc.*                          $    916,038
                                                        ------------
                  Pharmaceuticals - 5.3%
       4,000      Eli Lilly & Co.                       $    226,360
      22,900      IVAX Corp.*                                717,457
      20,788      Pfizer, Inc.                               484,776
      17,800      Wyeth                                      820,046
                                                        ------------
                                                        $  2,248,639
                                                        ------------
                  Total Pharmaceuticals &
                  Biotechnology                         $  3,164,677
                                                        ------------

6     The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

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--------------------------------------------------------------------------------

      Shares                                                     Value
                  Banks - 1.3%
                  Diversified Banks - 1.3%
      11,900      Bank of America Corp.                   $    549,185
                                                          ------------
                  Total Banks                             $    549,185
                                                          ------------
                  Diversified Financials - 3.4%
                  Asset Management & Custody Banks - 1.4%
         960      Ameriprise Financial, Inc.              $     39,360
      17,200      The Bank of New York Co., Inc.               547,820
                                                          ------------
                                                          $    587,180
                                                          ------------
                  Consumer Finance - 1.5%
      12,300      American Express Co.                    $    632,958
                                                          ------------
                  Investment Banking & Brokerage - 0.4%
       2,900      Merrill Lynch & Co., Inc.               $    196,417
                                                          ------------
                  Total Diversified Financials            $  1,416,555
                                                          ------------
                  Insurance - 4.4%
                  Property & Casualty Insurance - 4.4%
         485      Berkshire Hathaway, Inc. (Class B)*     $  1,423,718
       3,700      Progressive Corp.                            432,086
                                                          ------------
                                                          $  1,855,804
                                                          ------------
                  Total Insurance                         $  1,855,804
                                                          ------------
                  Software & Services - 6.3%
                  Data Processing & Outsourced Services - 3.1%
      30,500      First Data Corp.                        $  1,311,805
                                                          ------------


      Shares                                                     Value
                  Systems Software - 3.2%
      52,000      Microsoft Corp.                         $  1,359,800
                                                          ------------
                  Total Software & Services               $  2,671,605
                                                          ------------
                  Technology Hardware & Equipment - 3.9%
                  Communications Equipment - 2.3%
      12,900      Avaya, Inc.*                            $    137,643
      21,900      Cisco Systems, Inc.*                         374,928
      10,900      Qualcomm, Inc.                               469,572
                                                          ------------
                                                          $    982,143
                                                          ------------
                  Computer Hardware - 1.5%
      21,622      Hewlett-Packard Co.                     $    619,038
                                                          ------------
                  Electronic Manufacturing Services - 0.0%
         900      Molex, Inc.                             $     22,131
                                                          ------------
                  Total Technology Hardware &
                  Equipment                               $  1,623,312
                                                          ------------
                  Semiconductors - 0.5%
       7,800      Intel Corp.                             $    194,688
                                                          ------------
                  Total Semiconductors                    $    194,688
                                                          ------------
                  Telecommunication Services - 1.5%
                  Wireless Telecommunication Services - 1.5%
      28,500      Vodafone Group Plc (A.D.R.)             $    611,894
                                                          ------------
                  Total Telecommunication Services        $    611,894
                                                          ------------
                  TOTAL COMMON STOCKS
                  (Cost $22,776,857)                      $ 27,197,328
                                                          ------------


The accompanying notes are an integral part of these financial statements.     7

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

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SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
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 Principal   S&P/Moody's
    Amount   Ratings
   USD ($)   (unaudited)                                                                         Value
                             ASSET BACKED SECURITIES - 0.6%
                             Diversified Financials - 0.2%
                             Diversified Financial Services - 0.2%
   76,659    BBB-/Baa2       PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)      $    76,541
                                                                                           -----------
                             Total Diversified Financials                                  $    76,541
                                                                                           -----------
                             Utilities - 0.4%
                             Electric Utilities - 0.3%
   65,325    BBB-/Baa3       FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)               $    65,243
   89,110    BB-/Ba2         FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)                92,661
                                                                                           -----------
                             Total Utilities                                               $   157,904
                                                                                           -----------
                             TOTAL ASSET BACKED SECURITIES
                             (Cost $235,943)                                               $   234,445
                                                                                           -----------
                             COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
                             Diversified Financials - 0.3%
                             Diversified Financial Services - 0.3%
  100,000    BBB-/Baa3       Tower 2004-1A E, 5.395%, 1/15/34                              $    96,213
   50,000    BBB-/Baa3       Tower 2004-2A F, 6.376%, 12/15/14                                  49,862
                                                                                           -----------
                                                                                           $   146,075
                                                                                           -----------
                             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                             (Cost $150,000)                                               $   146,075
                                                                                           -----------
                             CORPORATE BONDS - 9.6%
                             Energy - 0.4%
                             Integrated Oil & Gas - 0.1%
   40,000    A-/A3           Occidental Petroleum, 6.75%, 1/15/12                          $    43,904
                                                                                           -----------
                             Oil & Gas Exploration & Production - 0.3%
  100,000    BBB-/Baa3       Gazprom International SA, 7.201%, 2/1/20 (144A)               $   106,850
                                                                                           -----------
                             Oil & Gas Refining & Marketing - 0.0%
   25,000    BBB/Baa2        Boardwalk Pipelines LLC, 5.5%, 2/1/17                         $    24,795
                                                                                           -----------
                             Total Energy                                                  $   175,549
                                                                                           -----------
                             Materials - 1.3%
                             Aluminum - 0.1%
   50,000    B/B1            Novelis, Inc., 7.25%, 02/15/15                                $    46,625
                                                                                           -----------
                             Commodity Chemicals - 0.3%
  100,000    BB+/Ba2         Nova Chemicals, Ltd., 6.5%, 1/15/12                           $    96,875
                                                                                           -----------
                             Diversified Metals & Mining - 0.3%
  125,000    BBB-/Baa3       Inco, Ltd., 7.2%, 9/15/32                                     $   137,530
                                                                                           -----------
                             Metal & Glass Containers - 0.1%
   40,000    BBB/Baa2        Tenneco Packaging, 8.125%, 6/15/17                            $    45,373
                                                                                           -----------
                             Paper Products - 0.5%
  100,000    BB-/Ba3         Abitibi-Consolidated, Inc., 6.95%, 4/1/08                     $   100,000
  100,000    B/B2            MDP Acquisitions, 9.625%, 10/1/12                                 100,000
                                                                                           -----------
                                                                                           $   200,000
                                                                                           -----------
                             Total Materials                                               $   526,403
                                                                                           -----------

8     The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


 Principal   S&P/Moody's
    Amount   Ratings
   USD ($)   (unaudited)                                                                     Value
                             Capital Goods - 0.3%
                             Electrical Component & Equipment - 0.1%
   25,000    NR/Ba1          Orcal Geothermal, 6.21%, 12/30/20 (144A)                  $    25,070
                                                                                       -----------
                             Industrial Conglomerates - 0.2%
   55,000    AAA/Aaa         General Electric Capital Corp., 6.125%, 2/22/11           $    57,863
   30,000    AAA/Aaa         General Electric Capital Corp., 6.75%, 3/15/32                 35,216
                                                                                       -----------
                                                                                       $    93,079
                                                                                       -----------
                             Total Capital Goods                                       $   118,149
                                                                                       -----------
                             Automobiles & Components - 0.4%
                             Auto Parts & Equipment - 0.1%
   40,000    B+/Ba2          Sun Sage BV, 8.25%, 3/26/09 (144A)                        $    42,150
                                                                                       -----------
                             Automobile Manufacturers - 0.3%
  200,000    BB/Baa3         General Motors, 7.2%, 1/15/11 (a)                         $   140,500
                                                                                       -----------
                             Total Automobiles & Components                            $   182,650
                                                                                       -----------
                             Media - 1.3%
                             Broadcasting & Cable TV - 0.9%
  250,000    BBB+/Baa2       Comcast Cable Corp., 7.125%, 6/15/13                      $   271,735
  100,000    BBB-/Baa3       Cox Communications, 7.125%, 10/1/12                           107,148
                                                                                       -----------
                                                                                       $   378,883
                                                                                       -----------
                             Publishing - 0.4%
  170,000    BBB-/Baa3       News America, Inc., 7.3%, 4/30/28                         $   186,518
                                                                                       -----------
                             Total Media                                               $   565,401
                                                                                       -----------
                             Retailing - 0.1%
                             Specialty Stores - 0.1%
   50,000    BBB-/Baa3       Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/15      $    50,509
                                                                                       -----------
                             Total Retailing                                           $    50,509
                                                                                       -----------
                             Health Care Equipment & Services - 0.7%
                             Health Care Facilities - 0.5%
  200,000    BB+/Ba2         HCA, Inc., 6.3%, 10/1/12                                  $   200,999
                                                                                       -----------
                             Health Care Supplies - 0.2%
  100,000    BBB/Baa3        Bausch & Lomb, 7.125%, 8/1/28                             $   108,211
                                                                                       -----------
                             Total Health Care Equipment & Services                    $   309,210
                                                                                       -----------
                             Banks - 0.3%
                             Diversified Banks - 0.3%
   50,000    NR/Aaa          KFW-Kredit Wiederaufbau, 2.75%, 5/8/07                    $    48,879
   75,000    AA-/Aa2         National Westminster, 7.375%, 10/1/09                          81,424
                                                                                       -----------
                                                                                       $   130,303
                                                                                       -----------
                             Total Banks                                               $   130,303
                                                                                       -----------
                             Diversified Financials - 0.9%
                             Consumer Finance - 0.2%
  100,000    A/A2            SLM Corp., Floating Rate Note, 7/25/14                    $    94,027
                                                                                       -----------
                             Investment Banking & Brokerage - 0.1%
   75,000    B+/B1           E*Trade Financial Corp., 8.0%, 6/15/11                    $    78,000
                                                                                       -----------

The accompanying notes are an integral part of these financial statements.     9

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------


  Principal   S&P/Moody's
     Amount   Ratings
    USD ($)   (unaudited)                                                                   Value
                              Diversified Financial Services - 0.5%
  100,000     A-/Baa3         Brascan Corp., 5.75%, 3/1/10                            $   101,554
  100,000     BBB-/Baa3       Glencore Funding LLC, 6.0%, 4/15/14 (144A)                   94,054
                                                                                      -----------
                                                                                      $   195,608
                                                                                      -----------
                              Total Diversified Financials                            $   367,635
                                                                                      -----------
                              Insurance - 1.3%
                              Life & Health Insurance - 0.2%
  100,000     BB+/Ba1         Provident Co., Inc., 7.0%, 7/15/18                      $   103,405
                                                                                      -----------
                              Multi-Line Insurance - 0.1%
   50,000     A/Baa1          Loew Corp., 5.25%, 3/15/16                              $    49,414
                                                                                      -----------
                              Property & Casualty Insurance - 0.6%
   85,000     BBB-/NR         Kingsway America, Inc., 7.5%, 2/1/14                    $    87,581
  150,000     BB/Baa3         Ohio Casualty Corp., 7.3%, 6/15/14                          161,223
                                                                                      -----------
                                                                                      $   248,804
                                                                                      -----------
                              Reinsurance - 0.3%
  100,000     BBB-/Baa3       Odyssey Re Holdings, 7.65%, 11/1/13                     $   104,491
   50,000     BBB/Baa3        Platinum Underwriters HD, 7.5%, 6/1/17                       50,954
                                                                                      -----------
                                                                                      $   155,445
                                                                                      -----------
                              Total Insurance                                         $   557,068
                                                                                      -----------
                              Real Estate - 1.0%
                              Real Estate Investment Trusts - 1.0%
  100,000     BBB-/Baa3       Colonial Reality LP, 6.15%, 4/15/13                     $   102,584
  100,000     BBB-/Baa3       Health Care REIT, Inc., 6.2%, 6/1/16                        100,042
  107,000     B+/Ba3          Host Marriott LP, 6.375%, 3/15/15                           106,733
   75,000     B+/B1           Trustreet Properties Inc., 7.5%, 4/1/15                      75,000
   50,000     BB/Ba3          Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)           52,500
                                                                                      -----------
                                                                                      $   436,859
                                                                                      -----------
                              Total Real Estate                                       $   436,859
                                                                                      -----------
                              Technology Hardware & Equipment - 0.6%
                              Computer Hardware - 0.6%
  250,000     BBB-/Baa3       NCR Corp., 7.125%, 6/15/09                              $   261,511
                                                                                      -----------
                              Total Technology Hardware & Equipment                   $   261,511
                                                                                      -----------
                              Semiconductors - 0.2%
   85,000     BBB-/Baa3       Chartered Semiconductor, 6.375%, 8/3/15                 $    84,508
                                                                                      -----------
                              Total Semiconductors                                    $    84,508
                                                                                      -----------
                              Telecommunication Services - 0.6%
                              Integrated Telecommunication Services - 0.6%
  140,000     BBB+/Baa2       Telecom Italia Capital, 4.875%, 10/1/10                     137,254
  100,000     BBB+/Baa2       Telecom Italia Capital, 5.25%, 11/15/13                 $    98,127
                                                                                      -----------
                                                                                      $   235,381
                                                                                      -----------
                              Total Telecommunication Services                        $   235,381
                                                                                      -----------

10    The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal   S&P/Moody's
    Amount   Ratings
   USD ($)   (unaudited)                                                                         Value
                             Utilities - 0.1%
                             Electric Utilities - 0.1%
   50,000    BBB+/Baa3       Entergy Gulf States, 5.7%, 6/1/15                             $    48,931
                                                                                           -----------
                             Total Utilities                                               $    48,931
                                                                                           -----------
                             TOTAL CORPORATE BONDS
                             (Cost $3,993,144)                                             $ 4,050,067
                                                                                           -----------
                             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.6%
                             Government - 23.6%
  100,000                    Federal Home Loan Bank, 5.27%, 12/28/12                       $    99,880
  149,538                    Federal Home Loan Mortgage Corp., 4.5%, 12/1/20                   145,516
  210,875                    Federal Home Loan Mortgage Corp., 5.0%, 5/1/34                    204,568
  107,559                    Federal Home Loan Mortgage Corp., 5.5%, 10/1/16                   108,320
  174,289                    Federal Home Loan Mortgage Corp., 5.5%, 12/1/35                   172,727
  150,000                    Federal Home Loan Mortgage Corp., 5.75%, 1/15/12                  157,382
  945,583                    Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                    956,663
  231,738                    Federal Home Loan Mortgage Corp., 6.0%, 11/1/33                   234,324
   34,234                    Federal Home Loan Mortgage Corp., 6.0%, 6/1/34                     34,579
   21,615                    Federal Home Loan Mortgage Corp., 6.5%, 5/1/09                     22,128
   15,199                    Federal Home Loan Mortgage Corp., 6.5%, 11/1/33                    15,644
  124,701                    Federal National Mortgage Association, 5.0%, 6/1/34               121,072
  166,264                    Federal National Mortgage Association, 5.5%, 2/1/17               167,483
  143,830                    Federal National Mortgage Association, 5.5%, 9/1/17               144,778
  182,707                    Federal National Mortgage Association, 5.5%, 11/1/33              181,367
  350,765                    Federal National Mortgage Association, 5.5%, 1/1/34               347,889
   95,092                    Federal National Mortgage Association, 5.5%, 3/1/34                94,252
  177,101                    Federal National Mortgage Association, 5.5%, 4/1/34               175,536
  215,192                    Federal National Mortgage Association, 5.5%, 9/1/34               213,291
  248,203                    Federal National Mortgage Association, 5.5%, 10/1/34              246,010
   93,092                    Federal National Mortgage Association, 5.5%, 12/1/34               92,269
   78,534                    Federal National Mortgage Association, 6.0%, 1/1/32                79,513
   99,621                    Federal National Mortgage Association, 6.0%, 12/1/33              100,661
  110,000                    Federal National Mortgage Association, 6.125%, 3/15/12            117,714
   14,682                    Federal National Mortgage Association, 6.5%, 8/1/13                15,104
   12,747                    Federal National Mortgage Association, 6.5%, 8/1/14                13,115
   48,954                    Federal National Mortgage Association, 6.5%, 12/1/21               50,599
   48,249                    Federal National Mortgage Association, 6.5%, 4/1/29                50,490
   62,271                    Federal National Mortgage Association, 6.5%, 7/1/32                64,010
   95,315                    Federal National Mortgage Association, 6.5%, 7/1/32                97,958
   47,497                    Federal National Mortgage Association, 6.5%, 9/1/32                49,078
   28,657                    Federal National Mortgage Association, 6.5%, 10/1/32               29,452
   14,258                    Federal National Mortgage Association, 6.5%, 10/1/32               14,654
   10,000                    Federal National Mortgage Association, 7.125%, 6/15/10             10,938
   26,858                    Federal National Mortgage Association, 9.0%, 4/1/33                28,354
   41,439                    Government National Mortgage Association, 4.5%, 1/15/35            39,769
   98,994                    Government National Mortgage Association, 4.5%, 4/15/35            95,004
   92,251                    Government National Mortgage Association, 5.0%, 4/15/34            91,149
  315,457                    Government National Mortgage Association, 5.0%, 10/15/34          311,704
   52,644                    Government National Mortgage Association, 5.5%, 4/15/33            53,058
  170,262                    Government National Mortgage Association, 5.5%, 6/15/33           171,601
  137,610                    Government National Mortgage Association, 5.5%, 7/15/33           138,691
  199,735                    Government National Mortgage Association, 5.5%, 8/15/19           202,683

The accompanying notes are an integral part of these financial statements.    11

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------


   Principal   S&P/Moody's
      Amount   Ratings
     USD ($)   (unaudited)                                                                            Value
                               U.S. Government and Agency Obligations (Cont.)
   150,112                     Government National Mortgage Association, 5.5%, 8/15/33          $   151,292
    35,403                     Government National Mortgage Association, 5.5%, 9/15/33               35,687
   251,537                     Government National Mortgage Association, 6.0%, 8/15/32              257,825
    80,051                     Government National Mortgage Association, 6.0%, 9/15/32               82,064
    67,080                     Government National Mortgage Association, 6.5%, 5/15/33               70,079
   162,673                     Government National Mortgage Association, 6.0%, 8/15/34              166,592
   293,382                     Government National Mortgage Association, 6.0%, 9/15/33              300,740
    38,465                     Government National Mortgage Association, 6.5%, 10/15/28              40,276
   141,677                     Government National Mortgage Association II, 5.5%, 2/20/34           142,296
    49,940                     Government National Mortgage Association II, 6.0%, 10/20/33           51,255
    15,976                     Government National Mortgage Association II, 7.5%, 9/20/29            16,731
    50,000                     U.S. Treasury Bonds, 4.0%, 2/15/14                                    48,645
   175,000                     U.S. Treasury Bonds, 5.25%, 11/15/28                                 190,873
   100,000                     U.S. Treasury Bonds, 6.25%, 8/15/23                                  119,414
   470,000                     U.S. Treasury Notes, 4.0%, 11/15/12                                  459,884
   175,000                     U.S. Treasury Notes, 4.125%, 5/15/15                                 171,165
   100,000                     U.S. Treasury Notes, 4.25%, 8/15/15                                   98,707
   500,000                     U.S. Treasury Notes, 4.25%, 11/15/14                                 494,180
   200,000                     U.S. Treasury Notes, 4.75%, 5/15/14                                  204,867
   300,000                     U.S. Treasury Notes, 4.75%, 11/15/08                                 302,883
   130,000                     U.S. Treasury Notes, 5.375%, 2/15/31                                 146,027
   250,000                     U.S. Treasury Notes, 5.625%, 5/15/08                                 256,817
   257,486                     U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11            275,184
   100,000                     U.S. Treasury Strip, 0.0%, 11/15/15                                   64,393
                                                                                                -----------
                               Total Government                                                 $ 9,908,853
                                                                                                -----------
                               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                               (Cost $10,008,942)                                               $ 9,908,853
                                                                                                -----------
   Shares
                               TEMPORARY CASH INVESTMENT - 0.3%
                               Security Lending Collateral - 0.3%
   141,455                     Securities Lending Investment Fund, 4.24%                        $   141,455
                                                                                                -----------
                               TOTAL TEMPORARY CASH INVESTMENT
                               (Cost $141,455)                                                  $   141,455
                                                                                                -----------
                               TOTAL INVESTMENTS IN SECURITIES - 99.1%
                               (Cost $37,306,341)                                               $41,678,223
                                                                                                -----------
                               OTHER ASSETS AND LIABILITIES - 0.9%                              $   402,093
                                                                                                -----------
                               TOTAL NET ASSETS - 100.0%                                        $42,080,316
                                                                                                ===========

(A.D.R.) American Depositary Receipt
*  Non-income producing security
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $555,069 or 1.3% of net assets.
N/R  Not rated by either S&P or Moody's.
(a)  At December 31, 2005, the following security was out on loan:


     Principal
        Amount   Security                           Market Value
$   190,000      General Motors, 7.2%, 1/15/11        $139,821
                                                      --------
                 Total                                $139,821
                                                      ========


12    The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                                                5/1/03 (a)
                                                                                    Year Ended   Year Ended         to
Class II                                                                             12/31/05     12/31/04       12/31/03
Net asset value, beginning of period                                                 $ 14.38      $ 14.02       $ 12.67
                                                                                     -------      -------       -------
Increase from investment operations:
 Net investment income                                                               $  0.19      $  0.22       $  0.14
 Net realized and unrealized gain on investments                                       0.34         0.42           1.40
                                                                                     -------      -------       -------
  Net increase from investment operations                                            $  0.53      $  0.64       $  1.54
Distributions to shareholders:
 Net investment income                                                                ( 0.24)      ( 0.28)        ( 0.19)
                                                                                     -------      -------       --------
 Net increase in net asset value                                                     $  0.29      $  0.36       $  1.35
                                                                                     -------      -------       --------
 Net asset value, end of period                                                      $ 14.67      $ 14.38       $ 14.02
                                                                                     =======      =======       =======
Total return*                                                                           3.73%        4.59%        12.17  %(b)
Ratio of net expenses to average net assets+                                            1.19%        1.19%         1.11%**
Ratio of net investment income to average net assets+                                   1.37%        1.81%         1.12%**
Portfolio turnover rate                                                                   25%          30%           37%**
Net assets, end of period (in thousands)                                             $12,660      $10,452       $ 3,390
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                           1.19%        1.19%         1.11%**
 Net investment income                                                                  1.37%        1.81%         1.12%**

(a) The Portfolio began offering Class II shares to the public on May 1, 2003.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


The accompanying notes are an integral part of these financial statements.    13

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------


ASSETS:
 Investment in securities, at value (including securities loaned of $139,821) (Cost     $ 41,678,223
  $37,306,341)
 Cash                                                                                        423,014
 Receivables --
   Investment securities sold                                                                 80,932
   Fund shares sold                                                                           10,632
   Dividends, interest and foreign taxes withheld                                            159,754
                                                                                        ------------
     Total assets                                                                       $ 42,352,555
                                                                                        ------------
LIABILITIES:
 Payables --
   Investment securities purchased                                                      $     43,301
   Fund shares repurchased                                                                     5,240
   Upon return for securities loaned                                                         141,455
 Due to affiliates                                                                             5,636
 Accrued expenses                                                                             76,607
                                                                                        ------------
     Total liabilities                                                                  $    272,239
                                                                                        ------------
NET ASSETS:
 Paid-in capital                                                                        $ 41,790,013
 Undistributed net investment income (loss)                                                   (4,725)
 Accumulated net realized gain (loss)                                                     (4,076,854)
 Net unrealized gain (loss) on investments                                                 4,371,882
                                                                                        ------------
     Total net assets                                                                   $ 42,080,316
                                                                                        ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                           $ 29,419,900
 Shares outstanding                                                                        2,000,046
                                                                                        ------------
   Net asset value per share                                                            $      14.71
 Class II:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                           $ 12,660,416
 Shares outstanding                                                                          862,830
                                                                                        ------------
   Net asset value per share                                                            $      14.67


14    The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                                                       Year
                                                                                      Ended
                                                                                     12/31/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $560)                                 $  319,740
 Interest                                                                             826,374
 Income on securities loaned, net                                                       2,706
                                                                                   ----------
  Total investment income                                                          $1,148,820
                                                                                   ----------
EXPENSES:
 Management fees                                                                   $  289,737
 Transfer agent fees and expenses                                                       7,714
 Distribution fees (Class II)                                                          30,536
 Administrative reimbursements                                                         18,512
 Custodian fees                                                                        16,760
 Professional fees                                                                     49,599
 Printing expense                                                                      16,402
 Fees and expenses of nonaffiliated trustees                                            4,606
 Miscellaneous                                                                         10,779
                                                                                   ----------
  Total expenses                                                                   $  444,645
                                                                                   ----------
  Net expenses                                                                     $  444,645
                                                                                   ----------
    Net investment income                                                          $  704,175
                                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain from investments                                                $1,339,268
 Change in net unrealized gain or loss from investments                            $ (318,959)
                                                                                   ----------
 Net gain on investments, futures contracts and foreign currency transactions      $1,020,309
                                                                                   ==========
 Net increase in net assets resulting from operations                              $1,724,484
                                                                                   ==========


The accompanying notes are an integral part of these financial statements.    15

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                             Year               Year
                                                                                             Ended             Ended
                                                                                           12/31/05           12/31/04
FROM OPERATIONS:
Net investment income                                                                    $    704,175      $    857,444
Net realized gain on investments                                                            1,339,268         1,099,149
Change in net unrealized gain or loss on investments, futures contracts and foreign
 currency transactions                                                                       (318,959)          127,896
                                                                                         ------------      ------------
  Net increase in net assets resulting from operations                                   $  1,724,484      $  2,084,489
                                                                                         ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                                 $   (588,607)     $   (789,468)
 Class II                                                                                    (208,623)         (155,092)
                                                                                         ------------      ------------
  Total distributions to shareowners                                                     $   (797,230)     $   (944,560)
                                                                                         ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                         $  4,365,660      $  8,978,890
Reinvestment of distributions                                                                 797,221           944,549
Cost of shares repurchased                                                                 (9,774,029)       (9,461,531)
                                                                                         ------------      ------------
 Net increase (decrease) in net assets resulting from Fund share transactions            $ (4,611,148)     $    461,908
                                                                                         ------------      ------------
 Net increase (decrease) in net assets                                                   $ (3,683,894)     $  1,601,837
                                                                                         ------------      ------------
NET ASSETS:
Beginning of year                                                                        $ 45,764,210      $ 44,162,373
                                                                                         ------------      ------------
End of year                                                                              $ 42,080,316      $ 45,764,210
                                                                                         ============      ============
Undistributed (distributions in excess of) net investment income, end of year            $     (4,725)     $     14,409
                                                                                         ============      ============


16    The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Balanced VCT Portfolio is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The Portfolio commenced operations on May 1, 2003.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The investment objectives of Balanced Portfolio are capital growth and current income.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies consistently followed by the Portfolio, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of the Portfolio's shares is based on the last sale price on the principal exchange where they traded. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At December 31, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Futures Contracts

   The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of December 31, 2005, the portfolio had no open futures contracts.

C. Taxes

   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Balanced Portfolio had a net capital loss carryforward of $3,999,891, of which the following amounts will expire between 2010 and 2011, if not utilized: $1,409,746 in 2010 and $2,590,145 in 2011.

   At December 31, 2005, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset values of the Portfolio and are designed to present the Portfolio's capital accounts on a tax basis.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                 Undistributed      Accumulated
                                Net Investment     Net Realized       Paid-In
Portfolio                        Income (Loss)      Gain (Loss)       Capital
--------------------------------------------------------------------------------
 Pioneer Balanced VCT Portfolio     $73,921            $(73,808)        $(113)



   The following chart shows the distributions paid during the years ended December 31, 2005 and December 31, 2004 and the components of distributable earnings (accumulated losses) as of December 31, 2005 on a tax basis.


-------------------------------------------------------------------------------------------
                                                                    2005            2004
-------------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                              $  797,097        $944,560
 Long-Term capital gain                                               --              --
                                                              ----------        --------
                                                              $  797,097        $944,560
 Return of Capital                                                    --              --
                                                              ----------        --------
  Total distributions                                         $  797,097        $944,560
                                                              ==========        ========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                $       --
 Undistributed long-term gain/(capital loss carryforward)     (3,999,891)
 Unrealized appreciation (depreciation)                        4,290,194
                                                              ----------
  Total                                                       $ (290,303)
                                                              ==========



   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts.

D. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted-net assets at the beginning of the day. The Portfolio declares as daily dividends substantially all of its respective net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

E. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

   sponsored by Brown Brothers Harriman & Co., the Portfolio's custodian.

F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolios. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $1,515 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $3,947 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $174 payable to PFD at December 31, 2005.

5. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

-----------------------------------------------------------------------------------------------
                                                                                   Net
                                              Gross             Gross         Appreciation/
                           Tax Cost       Appreciation      Depreciation      (Depreciation)
-----------------------------------------------------------------------------------------------
 Balanced Portfolio      $37,388,029       $5,387,035       $ (1,096,841)       $4,290,194
                         ===========       ==========       ============        ==========



6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $8,312,687 and $12,418,655, respectively. The cost of purchase and the proceeds from sales in U.S. Government obligations were $2,731,418 and $2,851,574, respectively.

7. Capital Shares

At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

-----------------------------------------------------------------------------------------------
Balanced Portfolio                '05 Shares     '05 Amount    '04 Shares     '04 Amount
-----------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                         30,803    $    441,468       78,321    $  1,113,192
 Reinvestment of distributions       40,641         588,607       55,609         789,468
 Shares repurchased                (522,797)     (7,567,111)    (586,843)     (8,291,593)
                                   --------    ------------     --------    ------------
  Net decrease                     (451,353)   $ (6,537,036)    (452,913)   $ (6,388,933)
                                   ========    ============     ========    ============
 CLASS II:
 Shares sold                        272,986    $  3,924,192      557,386    $  7,865,698
 Reinvestment of distributions       14,431         208,614       10,920         155,081
 Shares repurchased                (151,515)     (2,206,918)     (83,119)     (1,169,938)
                                   --------    ------------     --------    ------------
  Net increase                      135,902    $  1,925,888      485,187    $  6,850,841
                                   ========    ============     ========    ============
-----------------------------------------------------------------------------------------------

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

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--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

The qualifying percentage of certain Portfolios' ordinary income dividends for the purposes of the corporate dividends received deduction and the percentage of those ordinary dividends that are subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 were as follows:

--------------------------------------------------------------------------------

                          Dividend     Qualified
                          Received     Dividend
                         Deduction      Income
--------------------------------------------------------------------------------
 Balanced Portfolio         37.72%       40.51%
--------------------------------------------------------------------------------

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Balanced VCT Portfolio:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Balanced VCT Portfolio, one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Balanced VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                            /s/ Ernst & Young LLP



Boston, Massachusetts
February 10, 2006

Pioneer Balanced VCT Portfolio (the "Fund")     PIONEER VARIABLE CONTRACTS TRUST

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FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------


  performance compared to both the performance of a peer group and two relevant indices, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fifth quintile of the peer group for the 12 months ended June 30, 2005, the fourth quintile of the peer group for the three years ended June 30, 2005, the fourth quintile for the five years ended June 30, 2005 and the third quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield (gross of expenses) of the Fund's Class I shares relative to the yield (as of June 30, 2005) of the Lehman Aggregate Bond Index and the S&P 500 Index. The fixed income portion of the portfolio performed well but the equity portion had underperformed its benchmark index. The Trustees concluded, in light of Pioneer's commitment to address the underperformance of the equity component, that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income and equities groups. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the fourth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of peer funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

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--------------------------------------------------------------------------------

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Balanced VCT Portfolio

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TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)    Trustee         Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).


** Mr. Bock became a Trustee of the Trust on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------

Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Balanced VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                       POSITIONS HELD  TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant       Since November,                                           None
                       Treasurer       2000. Serves at the   Assistant Vice President - Fund
                                       discretion of the     Accounting, Administration and
                                       Board.                Custody Services of Pioneer; and
                                                             Assistant Treasurer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant       Since May, 2002.      Fund Accounting Manager - Fund      None
                       Treasurer       Serves at the         Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

---------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant       Since September,      Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer       2003. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services since June 2003;
                                       Board.                Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

---------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

[LOGO]PIONEER
      Investments(R)


Pioneer Variable Contracts Trust


Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

                                                                   18672-00-0206




                                                          [LOGO] PIONEER
                                                                 Investments (R)






                                                PIONEER VARIABLE CONTRACTS TRUST

                              Pioneer Core Bond VCT Portfolio -- Class II Shares












                                                                   ANNUAL REPORT

                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------


Table of Contents
--------------------------------------------------------------------------------

Pioneer Core Bond VCT Portfolio

  Portfolio and Performance Update                              2

  Comparing Ongoing Portfolio Expenses                          3

  Portfolio Management Discussion                               4

  Schedule of Investments                                       6

  Financial Statements                                          8

  Notes to Financial Statements                                12

  Report of Independent Registered Public Accounting Firm      16

  Factors Considered by the Independent Trustees in
    Approving the Management Contract                          17

  Trustees, Officers and Service Providers                     20








Before investing, consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment in securities)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Government Securities      90.8%
U.S. Corporate Bonds            9.2%

Quality Distribution
(As a percentage of total investment in securities)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Treasury/Agency                 90.6%
BBB                              6.1%
BB                               2.0%
B & Lower                        1.1%
Commercial Paper                 0.2%

Five Largest Holdings
(As a percentage of long-term holdings)

  1.      Government National
            Mortgage Association,
            5.0%, 10/15/35                   27.09%
  2.      Government National Mortgage
            Association, 4.5%, 3/15/20       26.84
  3.      U.S. Treasury Notes,
            3.625%, 6/30/07                  19.00
  4.      U.S. Treasury Bonds,
            5.25%, 11/15/28                   6.62
  5.      U.S. Treasury Inflation
            Protected Security,
            3.0%, 7/15/12                     5.92

The Portfolio is actively managed, and current holdings may be different.


--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      7/15/05
Net Asset Value per Share     $ 9.88       $ 10.00

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(7/15/05 - 12/31/05)        Income         Capital Gains     Capital Gains
                            $ 0.1608       $    -            $    -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Core Bond VCT Portfolio at net asset value, compared to that of the Lehman Brothers Aggregate Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

               Pioneer Core     Lehman Bros.
                 Bond VCT        Aggregate
                 Portfolio       Bond Index
  Jul-05          10000           10000
  Dec-05          10103           10083

The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(as of December 31, 2005)

Net Asset Value
Life-of-Class
(7/15/05)          0.42%

All total returns shown assume reinvestment of distributions at net asset value. Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Core Bond VCT Portfolio

Based on actual returns from July 15, 2005 through December 31, 2005

Share Class                                         II
------------------------------------------------------------
Beginning Account Value on 7/15/05              $ 1,000.00
Ending Account Value on 12/31/05                $ 1,004.20
Expenses Paid During Period*                    $     3.94

* Expenses are equal to the Portfolio's annualized expense ratio of 0.85% for Class II shares, multiplied by the average account value over the period, multiplied by 169/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Core Bond VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 15, 2005 through December 31, 2005

Share Class                                         II
------------------------------------------------------------
Beginning Account Value on 7/15/05              $ 1,000.00
Ending Account Value on 12/31/05                $ 1,019.22
Expenses Paid During Period*                    $     3.97

* Expenses are equal to the Portfolio's annualized expense ratio of 0.85% for Class II shares, multiplied by the average account value over the period, multiplied by 169/365 (to reflect the one-half year period).

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

Rising interest rates undermined the performance of most fixed income investments during the second half of 2005, a period in which some major benchmarks of bond market performance produced negative results. Interest rates rose among securities of virtually all maturities during the period, causing prices to slip. In this challenging environment, mortgages tended to perform well. In the following interview, Kenneth J. Taubes discusses the factors that influenced Pioneer Core Bond VCT Portfolio's performance from its inception on July 15, 2005, through December 31, 2005. Mr. Taubes, Director of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Portfolio.

Q: How did the Portfolio perform since its inception?

A: Pioneer Core Bond VCT Portfolio (Class II Shares) had a total return of
   0.42% at net asset value since it began investment operations on July 15, 2005, through the end of 2005. The Portfolio's benchmark, the Lehman Brothers Aggregate Bond Index returned 0.83% over the period from July 31, 2005 through December 31, 2005. The process of constructing the initial portfolio, and its associated costs, detracted from the Portfolio's performance versus its benchmark during the period. On December 31, 2005, the SEC standardized 30-day yield for Class II shares of the Portfolio was 3.38%.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors affecting Portfolio performance?

A: Against a backdrop of persistent economic growth, the Federal Reserve Board continued to tighten monetary policy. The central bank raised the key fed funds rate eight different times during the period as the rate rose from 2.25% to 4.25% by the end of 2005. While the rate hikes were widely expected, they nevertheless had an impact on the financial markets. Yields of securities of most securities rose and prices declined during the period. This particularly affected short to intermediate treasury securities. The principal exception was the 30-year Treasury bond, where the yields actually declined. Over the year, the difference between the yields of shorter- and longer-term securities grew smaller -- the yield curve flattened. At year's end, the yield curve even had inverted in some places. That phenomenon, when interest rates of shorter maturity securities become higher than some longer maturity securities, is a reversal of the usual relationships and has been associated with a relatively restrictive federal monetary policy. Because of the flattening of the yield curve, performance of fixed income portfolios was heavily influenced by the distribution of maturities in the portfolio. Intermediate term bonds, in the middle of the yield curve, tended to perform relatively poorly.

   Among higher-quality domestic investments, mortgages generally outperformed Treasuries, as well as highly-rated corporate bonds. In a challenging period for fixed- income markets, mortgages offered relatively good yield with less principal loss than other sectors.

   Corporate bonds delivered modestly positive results, with high-yield bonds performing slightly better as the higher income of these lower-rated securities made up for price differences on a total-return basis.

A Word About Risk:

When interest rates rise, the prices of fixed income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investments in high yield or lower-rated securities are subject to greater-than-average risk. The securities issued by U.S. Government sponsored entities (i.e., FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. Government. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-Backed securities are also subject to pre-payments. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Q: What were your principal strategies during the period and how did they affect performance?

A: Our emphasis on higher-quality securities and our overweight position in government agency mortgage-backed securities helped performance during a challenging period in the fixed-income market. At the end of the period, 53 % of Portfolio assets were invested in mortgage securities. In addition, we were well positioned on the yield curve, with a greater emphasis on higher-yielding, longer-maturity bonds that outperformed intermediates. We also emphasized Treasuries, with a relatively strong position in Treasury Inflation Protected Securities (TIPS), and this also supported results. On December 31, 2005, 37% of Portfolio assets were invested in Treasuries, including TIPS. Conversely, as we recognized that the yield advantages of corporate bonds were declining, we maintained a relatively small exposure to the corporate sector. Corporate securities accounted for just 9.10% of Portfolio assets at the end of 2005, including 6.10% in investment-grade corporates.

   Average credit quality for the Portfolio stood at AA+ at December 31, 2005. The Portfolio's effective duration -- a measure of sensitivity to changes in interest rates -- was 4.85 years on December 31, 2005, while average maturity was 7.23 years.

   Our goal for the Portfolio is to provide current income consistent with capital preservation and prudent risk. The Portfolio focuses on investment-grade, fixed income securities in pursuit of the goal.

Q: What is your investment outlook?

A: We anticipate that the pace of economic growth may slow in 2006, but the economy should continue to expand. The Federal Reserve Board may continue to raise short-term rates in the early part of the year, but we do not anticipate that monetary policy will become so restrictive as to push the economy into recession.

   At a time when spreads -- or the differences between yields -- are tight between yields of fixed-income securities of different credit quality, we expect to continue to focus on higher-quality securities. We anticipate maintaining an emphasis on mortgage-backed securities over corporate bonds. Increased corporate merger-and-acquisition activity poses a potential threat to holders of investment-grade corporate bonds, as many merger deals benefit shareholders more than bondholders.











Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

Principal       S&P/Moody's
Amount          Ratings
                (unaudited)                                                                  Value
                                CORPORATE BONDS - 9.1%
                                Capital Goods - 0.5%
                                Electrical Component & Equipment - 0.5%
 $    5,000     NR/Ba1          Orcal Geothermal, 6.21%, 12/30/20                         $  5,014
                                                                                          --------
                                Total Capital Goods                                       $  5,014
                                                                                          --------
                                Media - 1.0%
                                Broadcasting & Cable TV - 1.0%
     10,000     BBB+/Baa2       Comcast Corp., 5.85%, 11/15/15                            $ 10,129
                                                                                          --------
                                Total Media                                               $ 10,129
                                                                                          --------
                                Retailing - 0.5%
                                Specialty Stores - 0.5%
      5,000     BBB-/Baa3       Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/15      $  5,051
                                                                                          --------
                                Total Retailing                                           $  5,051
                                                                                          --------
                                Insurance - 3.1%
                                Life & Health Insurance - 0.5%
      5,000     B-/B2           Presidential Life Corp., 7.875%, 2/15/09                  $  4,950
                                                                                          --------
                                Multi-Line Insurance - 0.5%
      5,000     BB/Ba1          Hanover Insurance Group, 7.625%, 10/15/25                 $  5,128
                                                                                          --------
                                Property & Casualty Insurance - 1.1%
     10,000     BB+/Baa3        Ohio Casualty Corp., 7.3%, 6/15/14                        $ 10,748
                                                                                          --------
                                Reinsurance - 1.0%
     10,000     BBB/Baa2        Platinum Underwriters Financial, 7.5%, 6/1/17             $ 10,191
                                                                                          --------
                                Total Insurance                                           $ 31,017
                                                                                          --------
                                Real Estate - 3.0%
                                Real Estate Investment Trusts - 3.0%
     10,000     BBB-/Baa3       Health Care, Inc., 6.0%, 11/15/13                         $ 10,006
      5,000     BBB/Baa2        Hospitality Properties Trust, 5.125%, 2/15/15                4,784
     10,000     BB-/Ba2         Host Marriott LP, 6.375%, 3/15/15                            9,975
      5,000     B+/B1           Trustreet Properties, Inc., 7.5%, 4/1/15 (144A)              5,000
                                                                                          --------
                                                                                          $ 29,765
                                                                                          --------
                                Total Real Estate                                         $ 29,765
                                                                                          --------
                                Semiconductors - 1.0%
                                Semiconductors - 1.0%
     10,000     BBB-/Baa3       Chartered Semiconductor, 6.375%, 8/3/15                   $  9,942
                                                                                          --------
                                Total Semiconductors                                      $  9,942
                                                                                          --------
                                TOTAL CORPORATE BONDS
                                (Cost $91,318)                                            $ 90,918
                                                                                          --------


6     The accompanying notes are an integral part of these financial statements.

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                                            Value
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 90.3%
 $  270,663     Government National Mortgage Association, 4.5%, 3/15/20        $265,324
    271,209     Government National Mortgage Association, 5.0%, 8/15/35         267,819
     60,000     U.S. Treasury Bonds, 5.25%, 11/15/28                             65,442
     55,388     U.S. Treasury Inflation Protected Security, 3.0%, 7/15/12        58,564
    190,000     U.S. Treasury Notes, 3.625%, 6/30/07                            187,833
     10,000     U.S. Treasury Notes, 4.875%, 2/15/12                             10,267
     60,000     U.S. Treasury Strip, Zero Coupon, 11/15/13                       42,338
                                                                               --------
                                                                               $897,587
                                                                               --------
                TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                (Cost $908,555)                                                $897,587
                                                                               --------
                TOTAL INVESTMENT IN SECURITIES - 99.4%
                (Cost $999,873)                                                $988,505
                                                                               --------
                OTHER ASSETS AND LIABILITIES - 0.6%                            $  5,851
                                                                               --------
                TOTAL NET ASSETS - 100.0%                                      $994,356
                                                                               ========

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $5,000 or 0.5% of total net assets.
N/R  Not rated by either S&P or Moody's.


The accompanying notes are an integral part of these financial statements.     7

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 7/15/05(a)
                                                                                     to
Class II                                                                          12/31/05
Net asset value, beginning of period                                             $ 10.00
                                                                                 -------
Increase (decrease) from investment operations:
 Net investment income                                                           $  0.16
 Net realized and unrealized loss on investments                                   (0.12)
                                                                                 -------
  Net increase in net assets from investment operations                          $  0.04
                                                                                 -------
Distributions to shareowners:
 Net investment income                                                             (0.16)
                                                                                 -------
Net decrease in net asset value                                                  $ (0.12)
                                                                                 -------
Net asset value, end of period                                                   $  9.88
                                                                                 =======
Total return*                                                                       0.42%(b)
Ratio of net expenses to average net assets                                         0.85%**
Ratio of net investment income to average net assets                                3.57%**
Portfolio turnover rate                                                                7%(b)
Net assets, end of period (in thousands)                                         $   994
Ratios with no waiver of management fees and assumption of expenses by PIM
Net expenses                                                                       10.10%**
Net investment loss                                                                (5.68)%**

(a)  The Portfolio commenced operations on July 15, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


8     The accompanying notes are an integral part of these financial statements.

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (cost $999,873)        $  988,505
 Cash                                                           1,812
 Receivables --
  Dividends, interest and foreign taxes withheld                8,142
  Due from Pioneer Investment Management, Inc.                 41,299
                                                           ----------
   Total assets                                            $1,039,758
                                                           ----------
LIABILITIES:
 Payables --
  Dividends                                                $    4,111
 Due to affiliates                                             11,372
 Accrued expenses                                              29,919
                                                           ----------
   Total liabilities                                       $   45,402
                                                           ----------
NET ASSETS:
 Paid-in capital                                           $1,006,297
 Undistributed net investment income                              365
 Accumulated net realized loss on investments                    (938)
 Net unrealized loss on:
  Investments                                                 (11,368)
                                                           ----------
    Total net assets                                       $  994,356
                                                           ----------
NET ASSET VALUE PER SHARE:
 Class II:
 (No par value, unlimited number of shares authorized)
  Net assets                                               $  994,356
 Shares outstanding                                           100,647
                                                           ----------
  Net asset value per share                                $     9.88


The accompanying notes are an integral part of these financial statements.     9

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                           For the period
                                                            from 7/15/05
                                                           (Commencement
                                                           of Operations)
                                                            to 12/31/05
INVESTMENT INCOME:
 Interest                                                    $  20,292
                                                             ---------
  Total investment income                                    $  20,292
                                                             ---------
EXPENSES:
 Management fees                                             $   2,243
 Transfer agent fees and expenses                                  733
 Distribution fees                                               1,121
 Administrative reimbursements                                   8,575
 Custodian fees                                                  7,436
 Professional fees                                              16,488
 Printing expense                                                6,929
 Fees and expenses of nonaffiliated trustees                     2,268
 Miscellaneous                                                     586
                                                             ---------
  Total expenses                                             $  46,379
  Less management fees waived and expenses assumed
   by Pioneer Investment Management, Inc.                      (42,474)
                                                             ---------
  Net expenses                                               $   3,905
                                                             ---------
    Net investment income                                    $  16,387
                                                             ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss from:
  Investments                                                $    (915)
                                                             ---------
 Change in net unrealized loss from:
  Investments                                                $ (11,368)
                                                             ---------
  Net loss on investments                                    $ (12,283)
                                                             ---------
  Net increase in net assets resulting from operations       $   4,104
                                                             =========


10    The accompanying notes are an integral part of these financial statements.

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            For the period
                                                             from 7/15/05
                                                            (Commencement
                                                            of Operations)
                                                             to 12/31/05
FROM OPERATIONS:
Net investment income                                        $   16,387
Net realized loss on investments                                   (915)
Change in net unrealized loss on investments                    (11,368)
                                                             ----------
  Net increase in net assets resulting from operations       $    4,104
                                                             ----------
DISTRIBUTIONS TO SHAREOWNERS
Net investment income:
 Class II                                                    $  (16,140)
                                                             ----------
  Total distributions to shareholders                        $  (16,140)
                                                             ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $1,006,348
Reinvestment of distributions                                        63
Cost of shares repurchased                                          (19)
                                                             ----------
  Net increase in net assets resulting from
    Fund share transactions                                  $1,006,392
                                                             ----------
  Net increase in net assets                                 $  994,356
NET ASSETS:
Beginning of period                                                  --
                                                             ----------
End of period                                                $  994,356
                                                             ==========
Undistributed net investment income, end of period           $      365
                                                             ==========


The accompanying notes are an integral part of these financial statements.    11

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Core Bond VCT Portfolio (The Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The Portfolio commenced operations on July 15, 2005.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

Core Bond Portfolio seeks to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Temporary cash investments are valued at amortized cost.

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

     At times, the Portfolio's Investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus. Please refer to those documents when considering the Portfolio's risks.

B.   Taxes

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The Portfolio elected to defer $945 in capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ended December 31, 2006.

     At December 31, 2005, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset values of the Portfolio and are designed to present the Portfolio's capital accounts on a tax basis.

--------------------------------------------------------------------------------------------
                          Undistributed Net
                          Investment Income        Accumulated Net
Portfolio                       (Loss)          Realized Gain (Loss)     Paid-In Capital
--------------------------------------------------------------------------------------------
 Core Bond Portfolio             $118                  $ (23)                $ (95)
--------------------------------------------------------------------------------------------

     The following chart shows the distributions paid during the period ended December 31, 2005 on a tax basis and the components of distributable earnings (accumulated losses) as of December 31, 2005.

--------------------------------------------------------------------------------------------
                                                                  2005
--------------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                               $  16,140
 Long-Term capital gain/capital loss carryforward                     --
                                                               ---------
                                                               $  16,140
 Return of Capital                                                    --
                                                               ---------
  Total distributions                                          $  16,140
                                                               =========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                 $     562
 Undistributed long-term gain/(capital loss carryforward)             --
 Post-October Loss Deferred                                         (945)
 Unrealized appreciation (depreciation)                          (11,558)
                                                               ---------
   Total                                                       $ (11,941)
                                                               =========
--------------------------------------------------------------------------------------------

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax treatment of amortization on securities purchased at premium.

C.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $638,021 in commissions on the sale of Trust shares for the period ended December 31, 2005.

D.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolios. Management fees are calculated daily at the annual rate of 0.50% of the Portfolio's average daily net assets.

Through May 1, 2007, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Portfolio to the extent necessary to limit Class II expenses to 0.85% of the average daily net assets attributable to Class II shares.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $10,587 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $608 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $177 payable to PFD at December 31, 2005.

5. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

--------------------------------------------------------------------------------------------
                                                                                 Net
                                              Gross            Gross        Appreciation/
                            Tax Cost      Appreciation     Depreciation     (Depreciation)
--------------------------------------------------------------------------------------------
 Core Bond Portfolio      $1,000,063          $623          $ (12,181)        $ (11,558)
                          ==========          ====          =========         =========
--------------------------------------------------------------------------------------------

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the period ended December 31, 2005, were $147,975 and $55,650, respectively. The cost of purchases and the proceeds from sales of investments in U.S. Government obligations for the period ended December 31, 2005, were $915,629 and $8,128, respectively.

7. Capital Shares

At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the period ended December 31, 2005:

--------------------------------------------------------------------------------
Core Bond Portfolio                             '05 Shares      '05 Amount
--------------------------------------------------------------------------------
 CLASS II:
 Shares sold                                     100,642        $1,006,348
 Reinvestment of distributions                         7                63
 Shares repurchased                                   (2)              (19)
                                                 -------------------------------
  Net increase                                   100,647        $1,006,392
                                                 ===============================
--------------------------------------------------------------------------------

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Core Bond VCT Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Core Bond VCT Portfolio, one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statements of operations and changes in net assets, and the financial highlights for the period from July 15, 2005 (commencement of operations) to December 31, 2005. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Core Bond VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations, changes in its net assets, and the financial highlights for the period from July 15, 2005 (commencement of operations) to December 31, 2005 in conformity with U.S. generally accepted accounting principles.


                                                /s/ Ernst & Young LLP


Boston, Massachusetts
February 10, 2006

Pioneer Core Bond VCT Portfolio (the "Fund")    PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for the life of the Fund period for the Fund and a peer group selected by the Independent Trustees for this purpose,
(2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's initial investment performance based upon total return, as well as the Fund's

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                                  (continued)
--------------------------------------------------------------------------------

     performance compared to both the performance of a peer group and two relevant indices, in each case selected by the Independent Trustees for this purpose. The Trustees concluded that the period since commencement of investment operations was too short to evaluate the Investment Adviser's performance.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee from commencement of operations through June 30, 2005 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio from commencement of operations through June 30, 2005 was in the second quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of peer funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break point in the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates,

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under tionship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Core Bond VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.

-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Core Bond VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)    Trustee         Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).

** Mr. Bock became a Trustee of the Trust on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------

Pioneer Core Bond VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUST OFFICERS
--------------------------------------------------------------------------------

                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Core Bond VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUST OFFICERS
--------------------------------------------------------------------------------

                       POSITIONS HELD  TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant       Since November,       Assistant Vice President - Fund     None
                       Treasurer       2000. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant       Since May, 2002.      Fund Accounting Manager - Fund      None
                       Treasurer       Serves at the         Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

---------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant       Since September,      Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer       2003. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services since June 2003;
                                       Board.                Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

---------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

[LOGO]PIONEER
      Investments(R)


Pioneer Variable Contracts Trust


Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.







                                                                   18684-00-0206

                                                           [Logo] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                           Pioneer Cullen Value VCT Portfolio -- Class II Shares

                                                                   ANNUAL REPORT

                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------


Pioneer Cullen Value VCT Portfolio
  Portfolio and Performance Update                                 2
  Comparing Ongoing Portfolio Expenses                             3
  Portfolio Management Discussion                                  4
  Schedule of Investments                                          6
  Financial Statements                                             8
  Notes to Financial Statements                                   12
  Report of Independent Registered Public Accounting Firm         16
  Factors Considered by the Independent Trustees in Approving
    the Management Contract                                       17
  Trustees, Officers and Service Providers                        20

Before investing, consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Portfolio Diversification
(As a percentage of total investment portfolio)

U.S. Common Stocks                                73.4%
Depositary Receipts for International Stocks      23.5%
International Common Stocks                        3.1%


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Sector Distribution
(As a percentage of equity holdings)

Financials               32.2%
Industrials              13.7%
Consumer Staples         13.2%
Information Technology   12.2%
Health Care               8.5%
Materials                 8.3%
Energy                    6.0%
Consumer Discretionary    5.9%


Five Largest Holdings
(As a percentage of equity holdings)

1.  Chubb Corp.              3.57%
2.  GlaxoSmithKline          3.54
3.  Anglo American Plc       3.39
4.  Cemex SA (A.D.R.)        3.37
5.  Wachovia Corp.           3.36

The Portfolio is actively managed, and current holdings may be different.


--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      3/18/05
Net Asset Value per Share     $ 10.99      $ 10.00


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(3/18/05 - 12/31/05)        Income         Capital Gains     Capital Gains
                            $  -           $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Cullen Value VCT Portfolio at net asset value, compared to that of the Standard & Poor's (S&P) 500 Index and the Russell 1000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]



               S&P 500       Pioneer Cullen Value VCT Portfolio         Russell 1000 Value Index
Mar-5            10000                                    10000                             10000
Dec-5            10721                                    11056                             10696



The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Cumulative Total Returns
(As of December 31, 2005)


--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class       9.90%
(3/18/05)

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value VCT Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005.



Share Class                                 II
--------------------------------------------------
Beginning Account Value on 7/1/05       $ 1,000.00
Ending Account Value on 12/31/05        $ 1,091.36
Expenses Paid During Period*            $     5.24

* Expenses are equal to the Portfolio's annualized expense ratio of 1.00% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005.



Share Class                                  II
--------------------------------------------------
Beginning Account Value on 7/1/05       $ 1,000.00
Ending Account Value on 12/31/05        $ 1,020.05
Expenses Paid During Period*            $     5.06

* Expenses are equal to the Portfolio's annualized expense ratio of 1.00% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

Since Pioneer Cullen Value VCT Portfolio's inception on March 18, 2005 there has been consistent growth both in the economy and in corporate profitability, despite interim scares about the impact of hurricane damage in the Gulf region, sharply rising energy prices and higher short-term interest rates. Stock market indices generally rose during the period, with some selected sectors and stocks performing particularly well. In the following interview, James P. Cullen, President of Cullen Capital Management and the leader of the management team for the Fund, discusses the factors that influenced the performance of Pioneer Cullen Value VCT Portfolio during the period from March 18, 2005 through December 31, 2005.


Q: How did the Portfolio perform?

A: The Portfolio substantially outperformed market benchmarks. For the period from inception through December 31, 2005, Pioneer Cullen Value VCT Portfolio returned 9.90% at net asset value. During the same time periods, the Standard & Poor's 500 Index returned 7.21%, while the Russell 1000 Value Index returned 6.96%.


   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.


   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.


Q: What were the principal factors that affected performance?

A: Stock selection was the principal driver of performance. We also were helped by an underweight position in the energy sector and our decision in October to initiate positions in traditional growth stocks whose stock valuations had fallen far enough to meet our criteria as value investors.

   Our strategy is to focus on the longer term and to stick to our discipline, which focuses on companies with lower-than-average prices and high dividend yields and strong balance sheets. Our investment universe encompasses those companies whose stock valuations - as measured by price/earnings ratios - are in the lowest 20% of the market. Many of these companies are mispriced and we try to find these mispriced companies through intense analysis. As part of our strategy, we like to take advantage of companies that can benefit from longer-term secular themes, such as the globalization of the world economies. We have a concentrated portfolio of approximately 37 different companies, and Fund turnover tends to be relatively low.

   Stocks in general went through a sharp correction in October 2005 following the devastation of New Orleans and the Gulf Coast from Hurricanes Katrina and Rita and the sharp increases in energy prices that quickly followed. We took advantage of this unusual occurrence to invest in several traditional growth companies whose prices had fallen to levels that made them eligible for consideration for our portfolio. They included Home Depot, Hewlett-Packard, Nokia and Motorola. The stock prices of these traditional growth companies subsequently began recovering in the final two months of 2005 and had a significant impact on the Portfolio's strong performance. Also helping performance was our decision before the period began to move from an overweight to an underweight position in energy stocks. Investors began taking profits from their energy holdings in the final half of the year after strong performance by the energy sector earlier.


Q: What were some of the individual stocks that had the greatest positive impact on results?

A: The growth stocks mentioned earlier turned out to be strong performers.
   Hewlett-Packard, a leader in the technology hardware industry, rose sharply as investors reacted enthusiastically to the appointment of a new chief executive and the expectation that the company would move in a new direction. Home Depot's valuation rose as a result of the company's restructuring, which included a greater focus on business with construction contractors. Nokia and Motorola both were positioned to benefit from the globalization of communications, the expansion of wireless telecommunications services into emerging markets and the introduction of a new generation of wireless phones.

   Several of the Portfolio's other better-performing investments were companies that exemplified the globalization theme. They included Anglo American of the United Kingdom, a leading gold and copper mining company with operations in South America,

A Word About Risk:

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Portfolio invests in a limited number of securities and, as a result, the Portfolio's performance may be more volatile than the performance of other portfolios holding more securities. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Africa and Asia. Its stock, which had been trading at inexpensive levels, appreciated as the prices of gold and copper rose. Cemex, the Mexican-based basic materials company with significant operations throughout the world, including the United States, also turned in strong stock performance.

   Our strategy in the financial industry also supported results, as we emphasized companies with global franchises, such as J.P Morgan Chase and Merrill Lynch, as well as domestic companies that eventually could be acquisition candidates in a consolidating industry. Those included Regions Financial, an undervalued regional bank headquartered in Montgomery, Alabama.

   Although we usually concentrate on large-cap companies, we do have some investments in mid-caps. Two mid-cap companies that performed well during the six months were Arrow Electronics, which has developed a global business in electrical components, and BorgWarner, a manufacturer of advanced automotive equipment, including drive trains.


Q: What were some of the disappointments?

A: Two of our remaining energy positions, Anadarko and Petrobras, suffered small price declines, but still outperformed the energy sector during the period. Anadarko, an exploration and production company, has good long-term potential and could be an acquisition candidate. We did not hold Petrobras at the end of the period.

   Our health care holdings also held back results. We have sold our position in Pfizer for tax reasons, but we continue to see value in the sector since it has fallen out of favor.

   Constellation Energy, a utility company that we owned early in the period, also detracted from results before we liquidated our position.


Q: What is your investment outlook?

A: We expect to continue to pursue our globalization theme in 2006, and we see some interesting opportunities. We are particularly interested in investments in companies that are globalizing their businesses, whether they are domestic or international. Three years after the world economy emerged from recession, companies are finding ways to cut costs, become more productive and still be more competitive in the global marketplace. This includes financial companies such as J.P. Morgan Chase and Merrill Lynch. We also have added a number of positions in foreign companies that are becoming leading consumer staples competitors in the global marketplace. They include: Unilever, a personal care products company based in the Netherlands; Nestle, the Swiss-based food products company; and Diageo, a London-based company marketing alcoholic beverages worldwide under a number of different brand names.

   Our focus continues to be on finding value in companies that we believe are well positioned to produce gains within a three- to five-year time frame.
























Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------




      Shares                                                        Value
                   COMMON STOCKS - 90.7%
                   Energy - 5.4%
                   Coal & Consumable Fuels - 0.4%
         300       Cameco Corp.                                $   19,017
                                                               ----------
                   Integrated Oil & Gas - 1.9%
       1,500       ConocoPhillips                              $   87,270
                                                               ----------
                   Oil & Gas Exploration & Production - 3.1%
         750       Anadarko Petroleum Corp.                    $   71,063
       1,100       Devon Energy Corp.                              68,794
                                                               ----------
                                                               $  139,857
                                                               ----------
                   Total Energy                                $  246,144
                                                               ----------
                   Materials - 7.6%
                   Construction Materials - 3.1%
       2,330       Cemex SA (A.D.R.)                           $  138,239
                                                               ----------
                   Diversified Metals & Mining - 3.1%
       4,000       Anglo American Plc                          $  139,120
                                                               ----------
                   Forest Products - 1.4%
         950       Weyerhaeuser Co.                            $   63,023
                                                               ----------
                   Total Materials                             $  340,382
                                                               ----------
                   Capital Goods - 3.9%
                   Aerospace & Defense - 1.2%
       1,340       Raytheon Co.                                $   53,801
                                                               ----------
                   Industrial Conglomerates - 2.7%
       3,520       General Electric Co.                        $  123,376
                                                               ----------
                   Total Capital Goods                         $  177,177
                                                               ----------
                   Transportation - 8.5%
                   Railroads - 8.5%
       1,610       Canadian National Railway Co.               $  128,784
       3,000       Canadian Pacific Railway, Ltd.                 125,850
       2,900       Norfolk Southern Corp.                         130,007
                                                               ----------
                                                               $  384,641
                                                               ----------
                   Total Transportation                        $  384,641
                                                               ----------
                   Automobiles & Components - 2.7%
                   Auto Parts & Equipment - 2.7%
       2,040       Borg-Warner Automotive, Inc.                $  123,685
                                                               ----------
                   Total Automobiles & Components              $  123,685
                                                               ----------
                   Retailing - 2.6%
                   Home Improvement Retail - 2.6%
       2,960       Home Depot, Inc.                            $  119,821
                                                               ----------
                   Total Retailing                             $  119,821
                                                               ----------
                   Food, Beverage & Tobacco - 12.0%
                   Agricultural Products - 2.0%
       3,570       Archer Daniels Midland Co.                  $   88,036
                                                               ----------
                   Distillers & Vintners - 2.7%
       2,130       Diageo Plc (A.D.R.)                         $  124,179
                                                               ----------


      Shares                                                        Value
                   Packaged Foods & Meats - 7.3%
       1,660       General Mills, Inc.                         $   81,871
       1,810       Nestle SA (A.D.R.)                             135,337
       1,650       Unilever NV                                    113,273
                                                               ----------
                                                               $  330,481
                                                               ----------
                   Total Food, Beverage & Tobacco              $  542,696
                                                               ----------
                   Pharmaceuticals & Biotechnology - 7.7%
                   Pharmaceuticals - 7.7%
       2,880       GlaxoSmithKline                             $  145,382
       3,550       Pfizer, Inc.                                    82,786
       2,650       Wyeth                                          122,086
                                                               ----------
                                                               $  350,254
                                                               ----------
                   Total Pharmaceuticals &
                   Biotechnology                               $  350,254
                                                               ----------
                   Banks - 9.5%
                   Diversified Banks - 6.9%
       2,800       Bank of America Corp.                       $  129,220
       1,500       ICICI Bank, Ltd. (A.D.R.)                       43,200
       2,610       Wachovia Corp.                                 137,964
                                                               ----------
                                                               $  310,384
                                                               ----------
                   Regional Banks - 2.6%
       3,450       Regions Financial Corp.                     $  117,852
                                                               ----------
                   Total Banks                                 $  428,236
                                                               ----------
                   Diversified Financials - 11.1%
                   Diversified Capital Markets - 2.8%
       1,320       UBS AG                                      $  125,598
                                                               ----------
                   Investment Banking & Brokerage - 2.8%
       1,850       Merrill Lynch & Co., Inc.                   $  125,301
                                                               ----------
                   Diversified Financial Services - 5.5%
       2,450       Citigroup, Inc.                             $  118,898
       3,300       J.P. Morgan Chase & Co.                        130,977
                                                               ----------
                                                               $  249,875
                                                               ----------
                   Total Diversified Financials                $  500,774
                                                               ----------
                   Insurance - 8.6%
                   Life & Health Insurance - 2.7%
       2,500       MetLife, Inc.                               $  122,500
                                                               ----------
                   Multi-Line Insurance - 2.7%
       1,400       Hartford Financial Services Group, Inc.     $  120,246
                                                               ----------
                   Property & Casualty Insurance - 3.2%
       1,500       Chubb Corp.                                 $  146,475
                                                               ----------
                   Total Insurance                             $  389,221
                                                               ----------
                   Technology Hardware & Equipment - 11.1%
                   Communications Equipment - 5.6%
       5,140       Motorola, Inc.                              $  116,112
       7,390       Nokia Corp. (A.D.R.)                           135,237
                                                               ----------
                                                               $  251,349
                                                               ----------

6     The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


 Shares                                                    Value
              Computer Hardware - 2.8%
  4,350       Hewlett-Packard Co.                     $  124,541
                                                      ----------
              Technology Distributors - 2.7%
  3,850       Arrow Electronics, Inc.*                $  123,316
                                                      ----------
              Total Technology Hardware &
              Equipment                               $  499,206
                                                      ----------
              TOTAL COMMON STOCKS
              (Cost $3,842,020)                       $4,102,237
                                                      ----------
              TOTAL INVESTMENT IN SECURITIES - 90.7%
              (Cost $3,842,020)                       $4,102,237
                                                      ----------
              OTHER ASSETS AND LIABILITIES - 9.3%     $  420,856
                                                      ----------
              TOTAL NET ASSETS - 100.0%               $4,523,093
                                                      ==========

*    Non-income producing security
(A.D.R.) American Depositary Receipt

The accompanying notes are an integral part of these financial statements.     7

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                            3/18/05 (a)
                                                                                                to
Class II                                                                                     12/31/05
Net asset value, beginning of period                                                        $ 10.00
                                                                                            -------
Increase from investment operations:
 Net investment income                                                                      $  0.04
 Net realized and unrealized gain on investments                                               0.95
                                                                                            -------
    Net increase from investment operations                                                 $  0.99
                                                                                            -------
 Net increase in net asset value                                                            $  0.99
                                                                                            -------
 Net asset value, end of period                                                             $ 10.99
                                                                                            =======
Total return*                                                                                  9.90   %(b)
Ratio of net expenses to average net assets                                                    1.00%* *
Ratio of net investment income to average net assets                                           1.13%* *
Portfolio turnover rate                                                                          34%(b)
Net assets, end of period (in thousands)                                                    $ 4,523
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                  5.71%* *
 Net investment loss                                                                          (3.58)%**

(a) Class II shares were first publicly offered on March 18, 2005.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
(b) Not Annualized.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


8     The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------


ASSETS:
 Investment in securities, at value (cost $3,842,020)      $4,102,237
 Cash                                                         383,940
 Receivables --
  Fund shares sold                                            115,879
  Dividends, interest and foreign taxes withheld                3,633
  Due from Pioneer Investment Management, Inc.                  6,967
 Other                                                             23
                                                           ----------
  Total assets                                             $4,612,679
                                                           ----------
LIABILITIES:
 Payables --
  Investment securities purchased                          $   50,852
  Fund shares repurchased                                         874
 Due to affiliates                                                147
 Accrued expenses                                              37,713
                                                           ----------
   Total liabilities                                       $   89,586
                                                           ----------
NET ASSETS:
 Paid-in capital                                           $4,287,040
 Undistributed net investment income                           17,513
 Accumulated undistributed net realized loss                  (41,677)
 Net unrealized gain on investments                           260,217
                                                           ----------
   Total net assets                                        $4,523,093
                                                           ----------
NET ASSET VALUE PER SHARE:
Class II:
No par value (unlimited number of shares authorized)
 Net assets                                                $4,523,093
Shares outstanding                                            411,511
                                                           ----------
 Net asset value per share                                 $    10.99



The accompanying notes are an integral part of these financial statements.     9

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                                                               3/18/05
                                                                                            (Commencement
                                                                                            of Operations)
                                                                                             to 12/31/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $275)                                            $  26,869
 Interest                                                                                         5,567
                                                                                              ---------
  Total investment income                                                                     $  32,436
                                                                                              ---------
EXPENSES:
 Management fees                                                                              $  10,633
 Transfer agent fees                                                                              1,250
 Distribution fees (Class II)                                                                     3,798
 Administrative reimbursements                                                                   13,887
 Custodian fees                                                                                  13,545
 Professional fees                                                                               27,368
 Printing                                                                                        13,250
 Fees and expenses of nonaffiliated trustees                                                      2,346
 Miscellaneous                                                                                    1,000
                                                                                              ---------
  Total expenses                                                                              $  87,077
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.       (71,870)
                                                                                              ---------
  Net expenses                                                                                $  15,207
                                                                                              ---------
   Net investment income                                                                      $  17,229
                                                                                              ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss from:
   Investments                                                                                $ (41,677)
                                                                                              ---------
 Change in net unrealized gain or (loss) from:
   Investments                                                                                $ 260,217
                                                                                              ---------
   Net gain on investments                                                                    $ 218,540
                                                                                              ---------
   Net increase in net assets resulting from operations                                       $ 235,769
                                                                                              =========



10    The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                            3/18/05
                                                                         (Commencement
                                                                         of Operations)
                                                                          to 12/31/05
FROM OPERATIONS:
Net investment income                                                     $   17,229
Net realized loss on investments                                             (41,677)
Change in net unrealized gain or loss on investments                         260,217
                                                                          ----------
  Net increase in net assets resulting from operations                    $  235,769
                                                                          ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                          $4,361,712
Cost of shares repurchased                                                   (74,388)
                                                                          ----------
  Net increase in net assets resulting from fund share transactions       $4,287,324
                                                                          ----------
  Net increase in net assets                                              $4,523,093
NET ASSETS:
Beginning of period                                                               --
                                                                          ----------
End of period                                                             $4,523,093
                                                                          ==========
Undistributed net investment income, end of period                        $   17,513
                                                                          ==========


The accompanying notes are an integral part of these financial statements.    11

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Cullen Value VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty nine separate diversified portfolios, sixteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:


Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The Cullen Value Portfolio commenced operations on March 18, 2005.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Cullen Value VCT Portfolio seeks capital appreciation and, secondarily, it seeks income.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. Investing in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At December 31, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Taxes

   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Cullen Value Portfolio had a net capital loss carryforward of $38,265, which will expire in 2013, if not utilized.

   The Portfolio elected to defer $3,412 in capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ended December 31, 2006.

   At December 31, 2005, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset values of the Portfolio and are designed to present the Portfolio's capital accounts on a tax basis.


---------------------------------------------------------------------------------------
                                          Undistributed      Accumulated
                                         Net Investment     Net Realized     Paid-In
Portfolio                                 Income (Loss)      Gain (Loss)     Capital
---------------------------------------------------------------------------------------
 Pioneer Cullen Value VCT Portfolio            284                --            (284)
---------------------------------------------------------------------------------------



   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2005. There were no distributions paid during the year ended December 31, 2005.


---------------------------------------------------------------------------------------
                                                 2005
---------------------------------------------------------------------------------------
  Distributable Earnings
    (Accumulated Losses):
  Undistributed ordinary income              $ 17,513
  Undistributed long-term gain/
    (capital loss carryforward)               (38,265)
  Post-October loss deferred                   (3,412)
  Unrealized appreciation (depreciation)      260,217
                                             --------
    Total                                    $236,053
                                             ========
---------------------------------------------------------------------------------------



C. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005. Distribution fees are calculated based on the average daily net asset values attributable to Class I and Class II shares of the Portfolio, respectively.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

D. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $12 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

Through May 1, 2006, PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets attributable to class II shares.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $125 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $10 payable to PFD at December 31, 2005.

5. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:



---------------------------------------------------------------------------------------------------
                                                                                    Net
                                                 Gross            Gross        Appreciation/
                               Tax Cost      Appreciation     Depreciation     (Depreciation)
---------------------------------------------------------------------------------------------------
 Cullen Value Portfolio      $3,842,020        $271,369        $ (11,152)         $260,217
                             ==========        ========        =========          ========
---------------------------------------------------------------------------------------------------

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $4,530,321 and $646,624, respectively.

7. Capital Shares

At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the year ended December 31, 2005:



-------------------------------------------------------------------
Fund Portfolio                      '05 Shares      '05 Amount
-------------------------------------------------------------------

 CLASS II:
 Shares sold                         418,641        $4,361,712
 Reinvestment of distributions            --                --
 Shares repurchased                   (7,130)          (74,388)
                                     ------------------------------
 Net increase                        411,511        $4,287,324
                                     ==============================
-------------------------------------------------------------------

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Cullen Value VCT Portfolio:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Cullen Value VCT Portfolio, one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statements of operations, changes in net assets, and the financial highlights for the period from March 18, 2005 (commencement of operations) to December 31, 2005. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Cullen Value VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations, changes in its net assets, and the financial highlights for the period from March 18, 2005 (commencement of operations) to December 31, 2005, in conformity with U.S. generally accepted accounting principles.



                              /s/Ernst & Young LLP



Boston, Massachusetts
February 10, 2006

Pioneer Cullen Value VCT Portfolio (the "Fund") PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract") between the Fund and Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"). The Investment Adviser has retained Cullen Asset Management, LLC (the "Sub-adviser") to act as sub-adviser to the Fund pursuant to a sub-advisory agreement between the Investment Adviser and the Sub-adviser (the "Sub-advisory Agreement"). The Trustees have determined that the terms of the Management Contract and the Sub-advisory Agreement are fair and reasonable and that renewal of these contracts will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of the Investment Adviser, or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract and Sub-advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract and Sub-advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates, (ix) the disclosures included in the Fund's prospectuses and reports to shareowners and (x) the investment and compliance staff and operations of the Subadviser.

Specifically, in connection with the Independent Trustees' review of the Management Contract and the Sub-advisory Agreement, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's and Sub-adviser's services and the reasonableness of the fee under the Management Contract and the Sub-advisory Agreement. Among other items, this information included data or analyses of (1) investment performance for the life of the fund period ended June 30, 2005 for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser and the Sub-adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser and the Sub-adviser, (6) the Investment Adviser's and the Sub-adviser's financial results and condition, including, in the case of the Investment Adviser, its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates,
(8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------


A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Trustees also considered the activities of the Investment Adviser in monitoring the investment and compliance operations of the Sub-adviser. The Trustees concluded that the period from commencement of investment operations was too short to evaluate the Investment Adviser's and Sub-adviser's performance.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations. Among other things, the Trustees considered the number, education and experience of the Sub-adviser's investment staff. The Trustees concluded that the Investment Adviser and the Sub-adviser have the quality and depth of personnel and the well-developed methods essential to performing their duties under the Management Contract and the Sub-advisory Agreement.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee was in the first quintile (after fee waivers) relative to the management fees paid by the other funds in that peer group for the life of the Fund period ended June 30, 2005 and below the median without giving effect to fee waivers. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also evaluated the fee under the Sub-advisory Agreement and the portion of the fee under the Management Contract retained by the Investment Adviser and determined that they were consistent with other sub-advised funds. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Trustees concluded that, in light of the small amount of the Fund's net assets, a comparison of expense ratios was not meaningful at this time.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------


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G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Subadviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's and Sub-adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser and the Sub-adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund and the Sub-advisory Agreement are fair and reasonable and voted to approve the continuation of the Management Contract and the Sub-advisory Agreement for another year.

Pioneer Cullen Value VCT Portfolio

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TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Cullen Value VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)    Trustee         Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).


** Mr. Bock became a Trustee of the Trust on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------

Pioneer Cullen Value VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Cullen Value VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                       POSITIONS HELD  TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant       Since November,                                           None
                       Treasurer       2000. Serves at the   Assistant Vice President - Fund
                                       discretion of the     Accounting, Administration and
                                       Board.                Custody Services of Pioneer; and
                                                             Assistant Treasurer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant       Since May, 2002.      Fund Accounting Manager - Fund      None
                       Treasurer       Serves at the         Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

---------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant       Since September,      Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer       2003. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services since June 2003;
                                       Board.                Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

---------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

[Logo] PIONEER
       Investments(R)



Pioneer Variable Contracts Trust


Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC


General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


                                                                   18678-00-0206


                                                            [LOGO]PIONEER
                                                                  Investments(R)



                                                PIONEER VARIABLE CONTRACTS TRUST

                       Pioneer Emerging Markets VCT Portfolio -- Class II Shares



                                                                   ANNUAL REPORT
                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Table of Contents
--------------------------------------------------------------------------------

Pioneer Emerging Markets VCT Portfolio

  Portfolio and Performance Update                                            2

  Comparing Ongoing Portfolio Expenses                                        3

  Portfolio Management Discussion                                             4

  Schedule of Investments                                                     5

  Financial Statements                                                        9

  Notes to Financial Statements                                              13

  Report of Independent Registered Public Accounting Firm                    18

  Factors Considered by the Independent Trustees
    in Approving the Management Contract                                     19

  Trustees, Officers and Service Providers                                   22

Before investing consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

International Common Stocks                                                 64.0%
Depositary Receipts for International Stocks                                22.9%
Temporary Cash Investment                                                    5.7%
U.S. Common Stocks                                                           4.9%
International Preferred Stocks                                               2.5%

Geographical Distribution
(As a percentage of equity holdings)

South Korea                                                                 22.1%
Brazil                                                                      17.8%
South Africa                                                                10.0%
Taiwan                                                                       9.6%
Russia                                                                       6.4%
People's Republic of China                                                   4.9%
India                                                                        4.7%
Turkey                                                                       4.6%
Thailand                                                                     3.7%
Israel                                                                       3.1%
Mexico                                                                       2.8%
Indonesia                                                                    1.7%
Malaysia                                                                     1.3%
Poland                                                                       1.2%
Hong Kong                                                                    1.0%
Philippines                                                                  1.0%
Other (individually less than 1%)                                            4.1%

Five Largest Holdings
(As a percentage of equity holdings)

1. Petrobras Brasileiro (A.D.R.)                                            3.96%
2. Companhia Vale do Rio Doce (A.D.R.)                                      2.21
3. Hyundai Motor Co., Ltd.                                                  2.17
4. Samsung Electronics                                                      2.04
5. Anglo American Platinum Corp.                                            1.88

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05       12/31/04
Net Asset Value per Share      $ 27.84        $ 20.33

                               Net
Distributions per Share        Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)            Income         Capital Gains     Capital Gains
                               $ 0.1038       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment
The following chart shows the change in value of an investment made in Pioneer Emerging Markets VCT Portfolio at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

            Pioneer Emerging            MSCI Emerging
          Markets VCT Portfolio         Markets Index
10/98              10000                     10000
                   10486                     10675
12/99              18695                     17764
                   12317                     12326
12/01              11410                     12034
                   11247                     11312
12/03              17745                     17678
                   21070                     22265
12/05              28993                     29956

The Morgan Stanley Capital International (MSCI) Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                                             16.01%
(10/30/98)
5 Years                                                                   18.67%
1 Year                                                                    37.60%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

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COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets VCT Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005.



       Share Class                                                        II
       -------------------------------------------------------------------------
       Beginning Account Value on 7/1/05                              $ 1,000.00
       Ending Account Value on 12/31/05                               $ 1,306.99
       Expenses Paid During Period*                                   $    11.46

* Expenses are equal to the Portfolio's annualized expense ratio of 1.97% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005.

       Share Class                                                        II
       -------------------------------------------------------------------------
       Beginning Account Value on 7/1/05                             $ 1,000.00
       Ending Account Value on 12/31/05                              $ 1,015.27
       Expenses Paid During Period*                                  $    10.01

* Expenses are equal to the Portfolio's annualized expense ratio of 1.97% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

In the following interview, Christopher Smart, Pioneer Emerging Market VCT Portfolio's Portfolio Manager, discusses the factors that influenced performance during the 12 months ended December 31, 2005.

Q. Emerging markets equities performed very well during the reporting period. What factors underpinned this powerful upward move?

A. The rally in emerging markets stocks during the past twelve months follows four years of outperformance for the asset class relative to the developed markets. In our view, three key factors have contributed to this outcome. First, economic growth in emerging markets has been much stronger than that of the developed markets. This has been the result of both rising value of commodities exports, as well as increasing domestic consumption by an emerging middle class. Second, valuations have been well below those of the developed market stocks, and remain so even after several years of outperformance. Third, the risk of investing in the emerging markets is much lower than it was even as recently as the late 1990s. Both corporations and countries have paid down their debts and rebuilt their balance sheets, putting the asset class on a much healthier footing to withstand external shocks. Taken together, those factors have led to significant outperformance for emerging markets stocks: for the five-year period ended December 31, the average annual return of the MSCI Emerging Markets Index was 19.44%, well ahead of the 4.55% annual return of the MSCI EAFE Index.

Q. How did the Portfolio perform?

A. For the 12 months ended December 31, 2005, the Portfolio's Class II shares had a total return of 37.60% at net asset value. We are pleased to report that the Portfolio outpaced the 34.54% return of the Morgan Stanley Capital International (MSCI) Emerging Markets Index during the period.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What factors helped and hurt the Portfolio's performance?

A. The most significant contributions came from the Portfolio's positions in South Korea, Brazil and South Africa. In South Korea, our stocks produced an aggregate return well ahead of the benchmark. Our positions in shipbuilding stocks such as Samsung Heavy Industries and Hyundai Heavy Industries delivered particularly strong returns, as the rising demand for new ships led to improved pricing power and a three-year order backlog for companies in the sector. Korean stocks positioned to benefit from the recovery in the domestic economy, such as Kookmin Bank and Hyundai Motor, also did well.

   Like South Korea, Brazil has benefited from the release of pent-up consumer demand. With inflation low and interest rates beginning to decline, the demand for credit has expanded. The result has been improving bottom lines for the nation's banks, including the portfolio's holding in Banco Itau. Another strong performer was our position in Net Servicos, a cable television provider that is expanding into high speed internet and telephone services in Brazil's major cities.

   The South African economy also has been improving, due in part to the government's substantial outlays for infrastructure projects such as roads and ports. A key beneficiary of this trend was Aveng, a construction company that also has holdings in steel and cement. Another top contributor was Anglo Platinum, which benefited as the price of platinum surged to nearly US $1000 per ounce.

   There were very few significant detractors during the past year. The Fund's underweight in Russian oil stocks was a slight negative for relative performance. Our belief was that Russian energy companies would earn less money than their global peers due to the government's taxation policies, but investors largely ignored this issue. An underweight in Mexico also had a small negative impact on relative performance.

Q. What is your broad view regarding emerging markets equities?

A. Despite nearly five years of outperformance by emerging markets stocks, we believe that the elements underpinning the recent gains remain in place: economic growth remains strong, valuations are attractive and debt levels remain low. As a higher-risk asset class, emerging markets naturally will be more vulnerable in the event of rapidly rising global interest rates or heightened risk aversion among investors. However, we believe that the combination of stronger balance sheets and better economic management will help guard against the dangers of global economic turbulence.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

     Shares                                                                Value
                  PREFERRED STOCKS - 3.3%
                  Materials - 0.6%
                  Steel - 0.6%
     239,300      Caemi Mineracao E Metalurgia SA                    $   348,977
                                                                     -----------
                  Total Materials                                    $   348,977
                                                                     -----------
                  Capital Goods - 0.1%
                  Industrial Conglomerates - 0.1%
       3,445      LG Corp.                                           $    72,264
                                                                     -----------
                  Total Capital Goods                                $    72,264
                                                                     -----------
                  Media - 0.8%
                  Broadcasting & Cable TV - 0.8%
     963,400      Net Servicos de Comunicacao SA*                    $   440,849
                                                                     -----------
                  Total Media                                        $   440,849
                                                                     -----------
                  Banks - 1.1%
                  Diversified Banks - 1.1%
      23,930      Banco Itau Holding Financeira                      $   576,170
                                                                     -----------
                  Total Banks                                        $   576,170
                                                                     -----------
                  Telecommunication Services - 0.7%
                  Integrated Telecommunication Services - 0.7%
      22,801      Tele Norte Leste Participacoes (A.D.R.)            $   408,594
                                                                     -----------
                  Total Telecommunication Services                   $   408,594
                                                                     -----------
                  TOTAL PREFERRED STOCKS
                  (Cost $1,198,560)                                  $ 1,846,854
                                                                     -----------
                  COMMON STOCKS - 95.8%
                  Energy - 15.5%
                  Coal & Consumable Fuels - 0.4%
     313,200      Yanzhou Coal Mining                                $   200,234
                                                                     -----------
                  Integrated Oil & Gas - 11.7%
     485,600      China Petroleum & Chemicals                        $   241,987
      13,800      Gazprom (A.D.R.)*                                    1,002,266
      16,000      Lukoil Holding (A.D.R.)                                948,800
       3,400      Mol Magyar Olaj                                        318,093
      33,700      Petrobras Brasileiro (A.D.R.)                        2,169,269
     540,000      PetroChina Co., Ltd.                                   442,593
      48,500      PTT Public Co., Ltd.                                   267,179
       9,000      Repsol SA (A.D.R.)                                     264,690
      14,500      Surgutneftegaz (A.D.R.)(a)                             794,033
                                                                     -----------
                                                                     $ 6,448,910
                                                                     -----------
                  Oil & Gas Equipment & Services - 0.7%
       3,500      TelecomAsia Corp.                                  $   400,750
                                                                     -----------
                  Oil & Gas Exploration & Production - 0.7%
     584,000      Cnooc, Ltd.                                        $   396,487
                                                                     -----------
                  Oil & Gas Refining & Marketing - 1.7%
      19,800      Polski Koncern Naftowy Orlen SA                    $   382,426
      14,300      Reliance Industries, Ltd. (144A)                       562,133
                                                                     -----------
                                                                     $   944,559
                                                                     -----------

         Shares                                                            Value
                  Oil & Gas Storage & Transportation - 0.3%
      11,718      Ultrapar Participacoes SA                          $   162,868
                                                                     -----------
                  Total Energy                                       $ 8,553,808
                                                                     -----------
                  Materials - 11.8%
                  Construction Materials - 2.6%
       7,450      Asia Cement Co., Ltd.                              $   294,603
       3,530      Hanil Cement Co., Ltd.                                 254,162
     954,000      Indocement Tunggal Prakarsa Tbk*                       343,542
     721,100      Lafarge Malayan Cement Berhad                          117,139
      66,100      Siam City Cement Co., Ltd.                             425,961
                                                                     -----------
                                                                     $ 1,435,407
                                                                     -----------
                  Diversified Metals & Mining - 1.2%
     899,000      Aneka Tambang Tbk                                  $   325,928
       6,000      Freeport-McMoRan Copper & Gold, Inc.
                  (Class B)                                              322,800
                                                                     -----------
                                                                     $   648,728
                                                                     -----------
                  Fertilizers & Agricultural Chemicals - 0.4%
      44,000      Makhteshim-Agan Industries, Ltd.                   $   253,067
                                                                     -----------
                  Gold - 2.7%
      14,500      Anglogold Ashanti, Ltd. (A.D.R.)(a)                $   715,285
      36,100      IAMGOLD Corp.                                          282,302
   1,070,000      Zijin Mining Group Co., Ltd.                           471,789
                                                                     -----------
                                                                     $ 1,469,376
                                                                     -----------
                  Precious Metals & Minerals - 2.7%
      14,200      Anglo American Platinum Corp.                      $ 1,029,162
      15,900      Compania de Minas Buenaventura SA                      449,970
                                                                     -----------
                                                                     $ 1,479,132
                                                                     -----------
                  Steel - 2.2%
      33,300      Companhia Vale do Rio Doce (A.D.R.)                $ 1,207,125
                                                                     -----------
                  Total Materials                                    $ 6,492,835
                                                                     -----------
                  Capital Goods - 11.9%
                  Aerospace & Defense - 0.4%
       9,100      Elbit Systems, Ltd.                                $   221,793
                                                                     -----------
                  Building Products - 0.5%
      73,900      Trakya Cam Sanayii AS                              $   287,390
                                                                     -----------
                  Construction & Engineering - 4.8%
     134,200      Aveng, Ltd.                                        $   380,422
   1,003,020      Continental Engineering Corp.                          396,090
       4,369      Daelim Industrial Co.                                  309,809
      99,017      Empressa ICA Sociedad Controladora
                  SA de CV*                                              242,425
       8,300      GS Engineering & Construction Corp.                    435,538
      15,440      Kyeryong Construction Industrial Co., Ltd.             460,057
      10,900      Larsen & Toubro, Ltd.                                  447,161
                                                                     -----------
                                                                     $ 2,671,502
                                                                     -----------

  The accompanying notes are an integral part of these financial statements.   5

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

     Shares                                                                Value
                  Construction, Farm Machinery &
                  Heavy Trucks - 3.3%
      21,400      Daewoo Heavy Industries &
                  Machinery, Ltd.                                    $   580,403
       8,030      Hyundai Heavy Industries                               610,950
      36,500      Samsung Heavy Industries Co., Ltd.                     636,792
                                                                     -----------
                                                                     $ 1,828,145
                                                                     -----------
                  Heavy Electrical Equipment - 0.8%
      13,600      Bharat Heavy Electricals (Demat Shares)            $   419,729
                                                                     -----------
                  Industrial Conglomerates - 0.8%
      45,075      KOC Holding AS                                     $   211,827
       6,825      LG Corp.                                               211,832
                                                                     -----------
                                                                     $   423,659
                                                                     -----------
                  Industrial Machinery - 1.3%
      27,900      Doosan Heavy Industries &
                  Construction Co.                                   $   498,650
     389,000      Yungtay Engineering Co., Ltd.                          249,252
                                                                     -----------
                                                                     $   747,902
                                                                     -----------
                  Total Capital Goods                                $ 6,600,120
                                                                     -----------
                  Transportation - 1.9%
                  Airlines - 0.8%
      15,100      Gol-Linhas Aereas Inteligentes SA                  $   428,919
                                                                     -----------
                  Marine - 1.1%
     466,000      China Shipping Development Co., Ltd.               $   341,704
     103,200      Malaysia International Shipping Bhd.                   270,379
                                                                     -----------
                                                                     $   612,083
                                                                     -----------
                  Total Transportation                               $ 1,041,002
                                                                     -----------
                  Automobiles & Components - 2.8%
                  Automobile Manufacturers - 2.8%
      12,400      Hyundai Motor Co., Ltd.                            $ 1,188,614
      47,700      Ssangyong Motor Co.*                                   382,259
                                                                     -----------
                                                                     $ 1,570,873
                                                                     -----------
                  Total Automobiles & Components                     $ 1,570,873
                                                                     -----------
                  Consumer Durables & Apparel - 1.5%
                  Homebuilding - 0.8%
      34,320      Cyrela Brazil Realty SA                            $   469,675
                                                                     -----------
                  Household Appliances - 0.7%
      53,240      Arcelik AS                                         $   370,748
                                                                     -----------
                  Total Consumer Durables & Apparel                  $   840,423
                                                                     -----------
                  Consumer Services - 0.8%
                  Hotels, Resorts & Cruise Lines - 0.8%
      21,300      Indian Hotels Co., Ltd.*                           $   469,193
                                                                     -----------
                  Total Consumer Services                            $   469,193
                                                                     -----------

     Shares                                                                Value
                  Media - 2.5%
                  Broadcasting & Cable TV - 1.4%
     459,000      BEC World Public Co., Ltd.                         $   151,042
       4,947      Grupo Televisa SA (A.D.R.)                             398,234
      47,000      Television Broadcasts, Ltd.                            250,384
                                                                     -----------
                                                                     $   799,660
                                                                     -----------
                  Publishing - 1.0%
     144,116      Hurriyet Gazetecilik ve Matbaacilik AS             $   565,869
                                                                     -----------
                  Total Media                                        $ 1,365,529
                                                                     -----------
                  Retailing - 3.2%
                  Apparel Retail - 0.8%
     121,200      Truworths International, Ltd.                      $   460,420
                                                                     -----------
                  Department Stores - 1.0%
       6,300      Hyundai Department Store Co., Ltd.                 $   530,896
                                                                     -----------
                  General Merchandise Stores - 0.7%
      11,900      Lojas Renner SA*                                   $   381,637
                                                                     -----------
                  Homefurnishing Retail - 0.7%
      38,200      Ellerine Holdings, Ltd.                            $   374,772
                                                                     -----------
                  Total Retailing                                    $ 1,747,725
                                                                     -----------
                  Food & Drug Retailing - 2.8%
                  Food Retail - 0.7%
     199,000      President Chain Store Corp.                        $   417,371
                                                                     -----------
                  Hypermarkets & Supercenters - 2.1%
      13,100      Brasil Distr Pao Acu (A.D.R.)(a)                   $   430,990
      34,200      Massmart Holdings, Ltd.                                279,752
       1,000      Shinsegae Co., Ltd.                                    437,014
                                                                     -----------
                                                                     $ 1,147,756
                                                                     -----------
                  Total Food & Drug Retailing                        $ 1,565,127
                                                                     -----------
                  Food, Beverage & Tobacco - 3.6%
                  Brewers - 0.5%
       8,850      Efes Breweries International (144A)
                  (G.D.R.)*                                          $   250,013
                                                                     -----------
                  Packaged Foods & Meats - 1.5%
       5,480      CJ Corp.                                           $   564,792
      12,300      Tiger Brands, Ltd.                                     283,163
                                                                     -----------
                                                                     $   847,955
                                                                     -----------
                  Soft Drinks - 1.6%
      12,200      Fomento Economico Mexicano SA de CV                $   884,622
                                                                     -----------
                  Total Food, Beverage & Tobacco                     $ 1,982,590
                                                                     -----------

6   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                                    Value
                  Household & Personal Products - 1.0%
                  Personal Products - 1.0%
       6,150      Natura Cosmeticos SA                                   $   270,849
       9,100      Oriflame Cosmetics SA                                      262,183
                                                                         -----------
                                                                         $   533,032
                                                                         -----------
                  Total Household &
                  Personal Products                                      $   533,032
                                                                         -----------
                  Pharmaceuticals & Biotechnology - 0.6%
                  Pharmaceuticals - 0.6%
       9,500      PT Tempo Scan Pacific                                  $     5,438
       7,700      Teva Pharmaceutical Industries, Ltd.
                  (       A.D.R.)(a)                                         331,177
                                                                         -----------
                                                                         $   336,615
                                                                         -----------
                  Total Pharmaceuticals &
                  Biotechnology                                          $   336,615
                                                                         -----------
                  Banks - 11.8%
                  Diversified Banks - 11.8%
      22,932      Banco Bradesco SA(a)                                   $   668,468
      25,000      Banco do Brasil SA                                         451,182
      88,300      Bangkok Bank, Ltd.                                         247,719
     133,900      Bank Hapoalim, Ltd.                                        619,981
      18,563      Bank of Baroda                                              99,485
     206,500      Bumiputra-Commerce Holdings Bhd.                           311,370
     149,906      FirstRand, Ltd.                                            443,418
     155,300      Kasikornbank (Class F)                                     284,096
       1,900      Kookmin Bank                                               142,582
      12,000      Kookmin Bank (A.D.R.)(a)                                   896,520
     966,400      Krung Thai Bank Public Co., Ltd.                           259,120
     221,500      Metropolitan Bank & Trust Co.                              133,623
     769,500      PT Bank Central Asia Tbk                                   265,489
      28,249      Standard Bank Group, Ltd.                                  338,484
      13,600      State Bank of India                                        274,114
      47,825      Turkiye Is Bankasi (Isbank)                                413,959
      10,562      Uniao de Bancos Brasileiros SA                             671,426
                                                                         -----------
                  (Unibanco) (G.D.R.) (144A)
                                                                         $ 6,521,036
                                                                         -----------
                  Total Banks                                            $ 6,521,036
                                                                         -----------
                  Diversified Financials - 3.4%
                  Investment Banking & Brokerage - 1.1%
      10,400      Samsung Securities Co., Ltd.                           $   632,279
                                                                         -----------
                  Multi-Sector Holding - 0.7%
      18,600      Remgro, Ltd.                                           $   358,968
                                                                         -----------
                  Diversified Financial Services - 1.6%
     418,000      Fubon Group                                            $   359,023
      11,110      Hana Financial Holdings*                                   509,461
                                                                         -----------
                                                                         $   868,484
                                                                         -----------
                  Total Diversified Financials                           $ 1,859,731
                                                                         -----------

   Shares                                                                      Value
                  Insurance - 4.7%
                  Life & Health Insurance - 2.6%
      20,500      Cathay Financial Holding Co., Ltd.
                           (144A) (G.D.R.)                               $   377,200
     334,000      China Life Insurance Co., Ltd.*                            294,804
     145,000      Ping An Insurance Company of China, Ltd.                   268,038
     194,490      Sanlam, Ltd.                                               467,239
                                                                         -----------
                                                                         $ 1,407,281
                                                                         -----------
                  Property & Casualty Insurance - 2.1%
      85,567      Aksigorta AS                                           $   653,018
       4,100      Samsung Fire & Marine Insurance                            517,299
                                                                         -----------
                                                                         $ 1,170,317
                                                                         -----------
                  Total Insurance                                        $ 2,577,598
                                                                         -----------
                  Real Estate - 0.3%
                  Real Estate Management & Development - 0.3%
   1,095,400      SM Prime Holdings                                      $   163,077
                                                                         -----------
                  Total Real Estate                                      $   163,077
                                                                         -----------
                  Software & Services - 0.6%
                  IT Consulting & Other Services - 0.6%
       4,732      Infosys Technologies, Ltd.                             $   315,555
                                                                         -----------
                  Total Software & Services                              $   315,555
                                                                         -----------
                  Technology Hardware & Equipment - 3.7%
                  Computer Hardware - 1.2%
     134,240      ACER Sertek, Inc.                                      $   335,294
     228,900      Quanta Computer, Inc.                                      322,726
                                                                         -----------
                                                                         $   658,020
                                                                         -----------
                  Computer Storage & Peripherals - 1.2%
      90,000      Asustek Computer, Inc.                                 $   275,861
     320,800      LITE-ON IT Corp.                                           414,291
                                                                         -----------
                                                                         $   690,152
                                                                         -----------
                  Electronic Manufacturing Services - 1.3%
     127,158      Hon Hai Precision Industry                             $   696,819
                                                                         -----------
                  Total Technology Hardware &
                  Equipment                                              $ 2,044,991
                                                                         -----------
                  Semiconductors - 3.4%
       1,730      Samsung Electronics                                    $ 1,118,098
     239,704      Taiwan Semiconductor Manufacturing Co.                     453,839
      31,499      Taiwan Semiconductor Manufacturing Co. (A.D.R.)            312,155
                                                                         -----------

                                                                         $ 1,884,092
                                                                         -----------
                  Total Semiconductors                                   $ 1,884,092
                                                                         -----------

  The accompanying notes are an integral part of these financial statements.   7

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                    (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
               Telecommunication Services - 5.9%
               Integrated Telecommunication Services - 1.6%
    8,900      Brasil Telecom Participacoes SA                       $   332,415
    7,700      Philippine Long Distance Telephone Co.                    263,891
   36,100      Telekomunikacja Polska SA                                 259,951
                                                                     -----------
                                                                     $   856,257
                                                                     -----------
               Wireless Telecommunication Services - 4.3%
   13,200      Korea Telecom Freetel Co.                             $   321,226
    9,900      Mobile Telesystems (A.D.R.)                               346,500
   33,400      MTN Group, Ltd.                                           328,287
   29,100      Partner Communications Co., Ltd.                          244,706
  381,700      Shinawatra Computer Co., Plc                              393,098
  448,000      Taiwan Mobile Co., Ltd.                                   390,920
    8,900      Vimpel-Communications (A.D.R.)*                           393,647
                                                                     -----------
                                                                     $ 2,418,384
                                                                     -----------
               Total Telecommunication Services                      $ 3,274,641
                                                                     -----------
               Utilities - 2.1%
               Electric Utilities - 0.6%
    9,000      Cemig SA (A.D.R.)(a)                                  $   331,740
                                                                     -----------
               Gas Utilities - 1.5%
  593,000      Panva Gas Holdings, Ltd.*                             $   315,435
    4,100      Samchully Co., Ltd.                                       488,329
                                                                     -----------
                                                                     $   803,764
                                                                     -----------
               Total Utilities                                       $ 1,135,504
                                                                     -----------
               TOTAL COMMON STOCKS
               (Cost $35,426,515)                                    $52,875,097
                                                                     -----------
               RIGHTS/WARRANTS - 0.0%
               Commercial Services & Supplies - 0.0%
               Diversified Commercial Services - 0.0%
    1,580      Bidvest Group, Ltd., Exp 12/8/06*                     $     7,506
                                                                     -----------
               Total Commercial
               Services & Supplies                                   $     7,506
                                                                     -----------
               TOAL RIGHTS/WARRANTS
               (Cost $0)                                             $     7,506
                                                                     -----------
               TEMPORARY CASH INVESTMENTS - 6.0%
               Security Lending Collateral - 6.0%
3,324,063      Securities Lending Investment
               Fund, 4.24%                                           $ 3,324,063
                                                                     -----------
               TOTAL TEMPORARY CASH
               INVESTMENTS
               (Cost $3,324,063)                                     $ 3,324,063
                                                                     -----------
               TOTAL INVESTMENT
               IN SECURITIES - 105.1%
               (Cost $39,949,138)(b)                                 $58,053,520
                                                                     -----------
               OTHER ASSETS
               AND LIABILITIES - (5.1)%                              $(2,821,958)
                                                                     -----------
               TOTAL NET ASSETS - 100.0%                             $55,231,562
                                                                     ===========

(A.D.R.) American Depositary Receipt
(G.D.R.) Global Depositary Receipt
*        Non-income producing security.
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $1,860,772 or 3.4% of total net assets.
(a)      At December 31, 2005, the following securities were out on loan:

         Shares      Security                                Value
         13,690      Anglogold Ashanti, Ltd. (A.D.R.)     $  675,328
         21,646      Banco Bradesco SA                       630,981
         12,445      Brasil Distr Pao Acu (A.D.R.)           409,441
          8,470      Cemig SA (A.D.R.)                       312,204
          2,060      Kookmin Bank (A.D.R.)                   153,903
         14,440      Surgutneftegaz (A.D.R.)                 790,747
                     Teva Pharmaceutical Industries,
          6,569      Ltd. (A.D.R.)                           282,533
                                                          ----------
                     Total                                $3,255,137
                                                          ==========

(b) Distributions of investments by country of issue, as a percentage of total equity holdings (excluding temporary cash investments) is as follows:

         South Korea                                            22.1%
         Brazil                                                 17.8
         South Africa                                           10.0
         Taiwan                                                  9.6
         Russia                                                  6.4
         People's Republic of China                              4.9
         India                                                   4.7
         Turkey                                                  4.6
         Thailand                                                3.7
         Israel                                                  3.1
         Mexico                                                  2.8
         Indonesia                                               1.7
         Malaysia                                                1.3
         Poland                                                  1.2
         Hong Kong                                               1.0
         Philippines                                             1.0
         Other (individually less than 1%)                       4.1
                                                               -----
                                                               100.0%
                                                               =====


8   The accompanying notes are an integral part of thesefinancial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Year Ended  Year Ended  Year Ended   Year Ended   Year Ended
                                                                       12/31/05    12/31/04    12/31/03     12/31/02     12/31/01
Class II
Net asset value, beginning of period                                   $ 20.33     $ 17.26     $ 10.98      $ 11.19      $ 12.08
                                                                       -------     -------     -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                                 $  0.15     $  0.16     $  0.12      $  0.02      $  0.09
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                   7.46        3.04        6.21        (0.17)       (0.98)
                                                                       -------     -------     -------      -------      -------
    Net increase (decrease) from investment operations                 $  7.61     $  3.20     $  6.33      $ (0.15)     $ (0.89)
Distributions to shareholders:
 Net investment income                                                   (0.10)      (0.13)      (0.05)       (0.06)          --
                                                                       -------     -------     -------      -------      -------
 Net increase (decrease) in net asset value                            $  7.51     $  3.07     $  6.28      $ (0.21)     $ (0.89)
                                                                       -------     -------     -------      -------      -------
 Net asset value, end of period                                        $ 27.84     $ 20.33     $ 17.26      $ 10.98      $ 11.19
                                                                       =======     =======     =======      =======      =======
Total return*                                                            37.60%      18.73%      57.87%       (1.42)%      (7.37)%
Ratio of net expenses to average net assets+                              1.97%       1.99%       1.99%        1.99%        1.90%
Ratio of net investment income to average net assets+                     0.70%       0.88%       1.04%        0.28%        1.05%
Portfolio turnover rate                                                     74%         66%         79%         124%         175%
Net assets, end of period (in thousands)                               $44,026     $30,347     $26,537      $ 8,852      $ 7,861
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                             1.99%       2.11%       2.65%        3.11%        4.12%
 Net investment income (loss)                                             0.68%       0.76%       0.38%       (0.84)%      (1.17)%
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                             1.97%       1.99%       1.99%        1.99%        1.90%
 Net investment income                                                    0.70%       0.88%       1.04%        0.28%        1.05%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+ Ratios with no reduction for fees paid indirectly.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


  The accompanying notes are an integral part of these financial statements.   9

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (Cost $39,949,138) (including securities loaned of      $ 58,053,520
  $3,255,137)
 Foreign currencies, at value (Cost $246,193)                                                    249,693
 Receivables --
  Investment securities sold                                                                     425,551
  Fund shares sold                                                                                 1,718
  Dividends, interest and foreign taxes withheld                                                 115,610
 Other                                                                                             3,608
                                                                                            ------------
   Total assets                                                                             $ 58,849,700
                                                                                            ------------
LIABILITIES:
 Payables --
  Fund shares repurchased                                                                   $    107,737
  Upon return of securities loaned                                                             3,324,063
 Reserve for repatriation taxes                                                                   52,359
 Due to bank                                                                                      32,753
 Due to affiliates                                                                                 7,846
 Accrued expenses                                                                                 93,380
                                                                                            ------------
   Total liabilities                                                                        $  3,618,138
                                                                                            ------------
NET ASSETS:
 Paid-in capital                                                                            $ 32,037,155
 Undistributed net investment income                                                              24,792
 Accumulated net realized gain on investments                                                  5,114,124
 Net unrealized gain on:
 Investments                                                                                  18,052,022
 Forward foreign currency contracts and other assets and liabilities denominated
  in foreign currencies                                                                            3,469
                                                                                            ------------
   Total net assets                                                                         $ 55,231,562
                                                                                            ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                                $ 11,205,395
 Shares outstanding                                                                              398,940
                                                                                            ------------
  Net asset value per share                                                                 $      28.09
 Class II:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                                $ 44,026,167
 Shares outstanding                                                                            1,581,297
                                                                                            ------------
  Net asset value per share                                                                 $      27.84


10   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                       Year Ended
                                                                                        12/31/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $167,202)                                $ 1,160,247
 Interest                                                                                  17,442
 Income on securities loaned, net                                                           8,599
                                                                                      -----------
  Total investment income                                                             $ 1,186,288
                                                                                      -----------
EXPENSES:
 Management fees                                                                      $   510,446
 Transfer agent fees and expenses                                                           7,715
 Distribution fees (Class II)                                                              87,711
 Administrative reimbursements                                                             18,512
 Custodian fees                                                                           135,998
 Professional fees                                                                         71,787
 Printing expense                                                                          10,670
 Fees and expenses of nonaffiliated trustees                                                4,569
 Miscellaneous                                                                             17,186
                                                                                      -----------
  Total expenses                                                                      $   864,594
  Less management fees waived and expenses assumed
   by Pioneer Investment Management, Inc.                                                 (10,565)
                                                                                      -----------
  Net expenses                                                                        $   854,029
                                                                                      -----------
    Net investment income                                                             $   332,259
                                                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
  Investments (net of foreign capital gain taxes of $34,788)                          $ 7,432,445
  Forward foreign currency contracts and other assets
  and liabilities denominated in foreign currencies                                      (126,742)
                                                                                      -----------
                                                                                      $ 7,305,703
                                                                                      -----------
 Change in net unrealized gain or loss from:
  Investments (the change in reserve for repatriation taxes of $16,869)               $ 7,394,630
  Forward foreign currency contracts and other assets and liabilities denominated
  in foreign currencies                                                                   (4,278)
                                                                                      -----------
                                                                                      $ 7,390,352
                                                                                      -----------
 Net gain on investments, futures contracts and foreign currency transactions         $14,696,055
                                                                                      ===========
 Net increase in net assets resulting from operations                                 $15,028,314
                                                                                      ===========


  The accompanying notes are an integral part of these financial statements.  11

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     Year Ended         Year Ended
                                                                                      12/31/05           12/31/04
FROM OPERATIONS:
Net investment income                                                              $     332,259      $     322,489
Net realized gain on investments                                                       7,305,703          5,573,183
Change in net unrealized gain or loss on investments, futures contracts and
 foreign currency transactions                                                         7,390,352             22,693
                                                                                   -------------      -------------
  Net increase in net assets resulting from operations                             $  15,028,314      $   5,918,365
                                                                                   -------------      -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                           $     (50,778)     $     (65,091)
 Class II                                                                               (161,235)          (196,317)
                                                                                   -------------      -------------
  Total distributions to shareowners                                               $    (212,013)     $    (261,408)
                                                                                   -------------      -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                   $  13,210,315      $   9,587,268
Reinvestment of distributions                                                            210,764            259,912
Cost of shares repurchased                                                           (11,986,023)       (11,459,650)
                                                                                   -------------      -------------
 Net increase (decrease) in net assets resulting from Fund share transactions      $   1,435,056      $  (1,612,470)
                                                                                   -------------      -------------
 Net increase in net assets                                                        $  16,251,357      $   4,044,487
                                                                                   -------------      -------------
NET ASSETS:
Beginning of year                                                                  $  38,980,205      $  34,935,718
                                                                                   -------------      -------------
End of year                                                                        $  55,231,562      $  38,980,205
                                                                                   =============      =============
Undistributed net investment income, end of year                                   $      24,792      $      44,879
                                                                                   =============      =============


12   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Emerging Markets Portfolio (the Portfolio) is a Portfolio of the Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The investment objective of Emerging Markets VCT Portfolio is to seek long-term capital growth.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the Portfolios are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                              (continued)
--------------------------------------------------------------------------------

   each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Portfolios determines their net asset values. Consequently, the Board of Trustees of the Trust has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Portfolios. The Portfolios may also take into consideration other significant events in determining the fair value of these securities.

   At December 31, 2005 there were no fair valued securities except as follows. All securities that trade in foreign markets whose closing prices are as of times prior to the close of the New York Stock Exchange (NYSE) and that are held by Emerging Markets Portfolio are fair valued using vendor-supplied pricing updates for each security to the time of the close of the NYSE. Thus, the Portfolio's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments and securities held by the Portfolio are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

   The Portfolio's investments in emerging markets or countries with limited or developing markets may subject the Portfolio to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Portfolio's investments and income generated by these investments, as well as the Portfolio's ability to repatriate such amounts.

   Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus. Please refer to those documents when considering the Portfolio's risks.

B. Foreign Currency Translation

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Portfolio had no outstanding portfolio or settlement hedges as of December 31, 2005.

D. Taxes

   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2005, no such taxes were paid.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for taxes on capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding year of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of December 31, 2005, the Portfolio had $52,359 in reserves related to taxes on the repatriation of foreign capital gains.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.


   At December 31, 2005, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset value of the Portfolio and are designed to present the Portfolio's capital accounts on a tax basis.

---------------------------------------------------------------------------------
                                Undistributed Net     Accumulated Net
                                    Investment           Realized          Paid-In
Portfolio                         Income (Loss)         Gain (Loss)        Capital
---------------------------------------------------------------------------------
 Emerging Markets Portfolio        $(140,333)            $140,333           $--
                                   =========             ========           ===
---------------------------------------------------------------------------------

   The following chart shows the distributions paid during the years ended December 31, 2005 and 2004 on a tax basis and the components of distributable earnings (accumulated losses) as of December 31, 2005.

---------------------------------------------------------------------------------------
                                                                2005             2004
---------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                            $    212,013      $ 261,408
 Long-Term capital gain                                               --             --
                                                            ------------      ---------
                                                            $    212,013      $ 261,408
 Return of Capital                                                    --             --
                                                            ------------      ---------
   Total distributions                                      $    212,013      $ 261,408
                                                            ============      =========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                              $    220,926
 Undistributed long-term gain/(capital loss carryforward)      5,193,430
 Unrealized appreciation (depreciation)                       17,780,051
                                                            ------------
   Total                                                    $ 23,194,407
                                                            ============
---------------------------------------------------------------------------------------

   For the fiscal year ending December 31, 2005, Emerging Markets Portfolio has elected to pass through foreign tax credits of $181,164. The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and the tax basis adjustments on Passive Foreign Investment Company (PFIC) holdings and the mark to market on forward currency contracts.

E. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of the shares based on

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                              (continued)
--------------------------------------------------------------------------------

   the respective percentage of adjusted net assets at the beginning of the day. Dividends and distributions to shareowners are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees.

F. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 1.15% of the Portfolio's average daily net assets.

Through May 1, 2006, PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses of the Portfolio to the extent required to reduce Class I expenses to 1.75% of the average daily net assets attributable to Class I shares; the portion of the Portfolio's expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares (or Class II shares).

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $3,295 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $3,946 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $605 payable to PFD at December 31, 2005.

5. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

--------------------------------------------------------------------------------------------------
                                                                                         Net
                                                      Gross            Gross        Appreciation/
                                   Tax Cost       Appreciation     Depreciation     (Depreciation)
--------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio      $40,224,578      $18,138,652       $ (309,710)      $17,828,942
                                 ===========      ===========       ==========       ===========
--------------------------------------------------------------------------------------------------

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $34,572,618 and $32,120,040, respectively.

7. Capital Shares

At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the year ended December 31, 2005 and the year ended December 31, 2004:

------------------------------------------------------------------------------------------
Emerging Markets Portfolio        '05 Shares      '05 Amount   '04 Shares      '04 Amount
------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                         57,112    $   1,329,128      72,945     $  1,305,983
 Reinvestment of distributions        2,300           49,529       3,952           63,595
 Shares repurchased                 (82,002)      (1,885,112)   (138,809)      (2,377,707)
                                    -----------------------------------------------------
   Net decrease                     (22,590)   $    (506,455)    (61,912)    $ (1,008,129)
                                    =====================================================
 CLASS II:
 Shares sold                        530,098    $  11,881,187     468,119     $  8,281,285
 Reinvestment of distributions        7,549          161,235      12,278          196,317
 Shares repurchased                (449,363)     (10,100,911)   (524,708)      (9,081,943)
                                   ------------------------------------------------------
   Net increase (decrease)           88,284    $   1,941,511     (44,311)    $   (604,341)
                                    =====================================================
------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

The qualifying percentage of certain Portfolios' ordinary income dividends for the purposes of the corporate dividends received deduction and the percentage of those ordinary dividends that are subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 were as follows:

--------------------------------------------------------------------------------
                                                  Dividend            Qualified
                                                  Received            Dividend
                                                 Deduction             Income
--------------------------------------------------------------------------------
 Emerging Markets Portfolio                        0.00%               100.00%
--------------------------------------------------------------------------------

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareholders of Pioneer Emerging Markets VCT Portfolio:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Emerging Markets VCT Portfolio, one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 8, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Emerging Markets VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                          /s/ Ernst & Young LLP


Boston, Massachusetts
February 10, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Emerging Markets VCT Portfolio (the "Fund")

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                                 (continued)
--------------------------------------------------------------------------------

  performance compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the first quintile of the peer group for the 12 months ended June 30, 2005, the first quintile for the three years ended June 30, 2005, and the third quintile for the five years ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio (before and after giving effect to the expense limitation) for the 12 months ended June 30, 2005 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (after giving effect to the expense limitation) was in the fifth quintile of this peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Emerging Markets VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

22

Pioneer Emerging Markets VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)    Trustee         Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).


** Mr. Bock became a Trustee of the Trust on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Emerging Markets VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                            (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUST OFFICERS
--------------------------------------------------------------------------------

                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
------------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Emerging Markets VCT Portfolio

-------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                            (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUST OFFICERS
--------------------------------------------------------------------------------

                       POSITIONS HELD  TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant       Since November,                                           None
                       Treasurer       2000. Serves at the   Assistant Vice President - Fund
                                       discretion of the     Accounting, Administration and
                                       Board.                Custody Services of Pioneer; and
                                                             Assistant Treasurer of all of the
                                                             Pioneer Funds.

------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant       Since May, 2002.      Fund Accounting Manager - Fund      None
                       Treasurer       Serves at the         Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

------------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant       Since September,      Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer       2003. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services since June 2003;
                                       Board.                Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

------------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

[LOGO]PIONEER
      Investments(R)

Pioneer Variable Contracts Trust


Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC


General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


                                                                   18663-00-0206


                                                           [LOGO] PIONEER
                                                                  Investments(R)








                                                PIONEER VARIABLE CONTRACTS TRUST

                          Pioneer Equity Income VCT Portfolio -- Class II Shares








                                                                   ANNUAL REPORT

                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Equity Income VCT Portfolio

  Portfolio and Performance Update                              2

  Comparing Ongoing Portfolio Expenses                          3

  Portfolio Management Discussion                               4

  Schedule of Investments                                       6

  Financial Statements                                          9

  Notes to Financial Statements                                13

  Report of Independent Registered Public
    Accounting Firm                                            18

  Factors Considered by the Independent
    Trustees in Approving the Management Contract              19

  Trustees, Officers and Service Providers                     22





Before investing consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                             96.2%
Temporary Cash Investment                      3.3%
Convertible Preferred Stocks                   0.5%

Sector Distribution
(As a percentage of equity holdings)

[THE FOLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                     26.4%
Utilities                                      14.8%
Industrials                                    10.8%
Consumer Discretionary                         9.1%
Health Care                                    8.7%
Telecommunication Services                     8.5%
Consumer Staples                               7.9%
Materials                                      7.2%
Energy                                         5.6%
Information Technology                         1.0%

Five Largest Holdings
(As a percentage of equity holdings)

---------------------------------------------------
1. PACCAR, Inc.                               3.67%
---------------------------------------------------
2. Questar Corp.                               3.22
---------------------------------------------------
3. Washington Mutual, Inc.                     3.11
---------------------------------------------------
4. T. Rowe Price Associates, Inc.              2.88
---------------------------------------------------
5. Merck & Co., Inc.                           2.37
---------------------------------------------------

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                                             12/31/05             12/31/04
Net Asset Value per Share                    $ 21.37              $ 20.68

                            Net
Distributions per Share     Investment       Short-Term           Long-Term
(1/1/05 - 12/31/05)         Income           Capital Gains        Capital Gains
                            $ 0.4421         $  -                 $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment
The following chart shows the change in value of an investment made in Pioneer Equity Income VCT Portfolio at net asset value, compared to that of the Russell 1000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                 Russell 1000       Pioneer Equity Income
                  Value Index           VCT Portfolio
12/95                10000                   10000
                     12164                   11490
12/97                16444                   15489
                     19014                   18624
12/99                20411                   18542
                     21843                   21228
12/01                20622                   19711
                     17421                   16547
12/03                22652                   20232
                     26389                   23477
12/05                28250                   24773

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years                    9.50%
5 Years                     3.14%
1 Year                      5.52%

All total returns shown assume reinvestment of distributions at net asset value. Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income VCT Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005

Share Class                                        II
-----------------------------------------------------------
Beginning Account Value On 7/1/05                $1,000.00
Ending Account Value On 12/31/05                 $1,035.53
Expenses Paid During Period*                     $    4.93

* Expenses are equal to the Portfolio's annualized expense ratio of 0.96% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2005 through December 31, 2005

Share Class                                        II
-----------------------------------------------------------
Beginning Account Value On 7/1/05                $1,000.00
Ending Account Value On 12/31/05                 $1,020.37
Expenses Paid During Period*                     $    4.89

* Expenses are equal to the Portfolio's annualized expense ratio of 0.96% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
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PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

In the following discussion, portfolio manager John Carey discusses the performance of Pioneer Equity Income VCT Portfolio, as well as the investment environment over the twelve-month period ended December 31, 2005.

Q. Please discuss the performance of the portfolio versus its benchmark, the Russell 1000 Value Index.

A. For the year ended December 31, 2005, Class II shares of Pioneer Equity Income VCT Portfolio showed a total return of 5.52% at net asset value. By comparison, the Russell 1000 Value Index, an unmanaged index of the general stock market replicating to an extent the universe of stocks in which value and income-oriented funds often invest, rose 7.05%.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Throughout the year, our overweight in the strongly performing utilities sector helped results, while our underweight in the top-performing energy sector, as well as our de-emphasis of the above-average performing energy equipment-and-services industry within the energy sector, hurt. Late in the year, our underweight in the recovering financials sector was also a negative. On the whole, it was a year of shifting tides, with investors first concerned about higher energy and other commodity prices and the implications for inflation and interest rates, and later expectant of a halt to rate increases as inflationary pressures appeared to ebb. The fourth quarter rally in the financial sector reflected that change of thinking. We would note, however, that the course of economic events is never entirely predictable. Certainly there remain some very different views among economists about the direction of interest rates and everything else. Our focus will remain on finding stocks that we think have good prospects for earnings and dividend growth over the next two to three years regardless of sector.

Q. Please discuss changes you made to the portfolio during the year.

A. In all, we added some eighteen positions to the portfolio and liquidated sixteen. The effects of the changes, which we made on the basis of the attractiveness to us of individual stocks, were to increase portfolio weightings in consumer staples, health care, financials, and telecommunications services and to decrease weightings in energy, industrials, consumer discretionary, information technology, and utilities. The weighting in materials stayed about the same. Some of the changes in weightings were augmented by stock-market fluctuations.

   Financials saw the most new entries. We thought that the prices of two of the biggest financial-services companies, Citigroup and Bank of America, represented particularly good value and that the dividend yields were also compelling. Enlarging our exposure to life insurance, we purchased Jefferson Pilot, slated to be merged into Lincoln National. PNC Financial is a successful regional bank with majority ownership of a growing asset-management business. Whitney Holdings, a New Orleans-based bank, traded down after Hurricane Katrina devastated its home city, but we felt that the bank had adequate resources and management experience to prosper as the area recovered. Finally, we invested in two REITs, Archstone-Smith Trust and Kimco Realty. Archstone operates apartments, and Kimco is involved with shopping centers.

   Our other new purchases covered a variety of sectors. Dow Chemical and Olin (materials) are chemical producers with good prospects for better earnings over the next year or two with improved operating efficiencies. Citizens Communications (telecommunications services) is a high-dividend-yielding telecomm company based in Stamford, Connecticut. Pfizer (health care) and Coca-Cola (consumer staples) were examples of blue-chip names fallen from investor favor and selling at low prices relative to their historical price ranges. Albertson's (consumer staples) is a grocery-store and drugstore company with potential for realizing higher shareholder value through restructuring. PG&E (Pacific Gas and Electric; utilities) is a recovering California utility

A Word About Risk:

The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   with a growing dividend yield. Deere (industrials) is the premier manufacturer of farm equipment, and Genuine Parts (consumer discretionary) occupies the same top spot in the auto-parts distribution business. Hewlett-Packard (information technology) seems to have turned the corner and resumed its growth under new management. Finally, we received Federated Department Stores (consumer discretionary) in exchange for part of our position in May Department Stores (consumer discretionary), which Federated acquired for a combination of stock and cash.

   Deletions included, in addition to May, a number of stocks that we felt were fully valued. In that category were Motorola, American Electric Power, FPL Group, Constellation Energy, Aqua America, Occidental Petroleum, Boeing, General Dynamics, Simon Property, and Microsoft. Due to a more mixed view on their prospects, we sold Du Pont, General Motors, Diebold, International Business Machines, and the Gap 5.75% convertible debenture.

Q. What is your outlook for 2006?

A. Our outlook for 2006 is cautious. We think that the moderate expectations for economic growth can be met, and we also look for higher earnings and dividends. The broad consensus estimate of roughly 3.5% real GDP growth looks reasonable to us, and we likewise think that 6-8% earnings growth for the S&P 500 is doable. However, we are starting to see powerful headwinds in the form of higher short-term interest rates, stubbornly high oil and natural gas prices, and a slowing housing market. We also watch international events out of the corner of our eye, and we remember that there are U.S. congressional elections this fall. Finally, as was certainly impressed on us in 2005, the weather and other natural disasters can throw quite a wrench in the works. The result of all those crosscurrents could be a more volatile market than we have seen in a while. We believe that another result might be defensive positioning by investors. Certainly the higher yields on money-market and other short-term debt instruments are already providing tougher competition for stocks. Our emphasis in this environment will be on stocks with good earnings and dividend support. If it is a softer economy that lies ahead, the companies less vulnerable to large earnings declines may prove better bets.

   Thank you as always for your support.

  Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

 Shares                                                                    Value
               CONVERTIBLE PREFERRED STOCK - 0.5%
               Automobiles & Components - 0.5%
               Automobile Manufacturers - 0.5%
 60,747        Ford Cap Trust, 6.5%, 1/15/32                        $  1,674,187
                                                                    ------------
               Total Automobiles & Components                       $  1,674,187
                                                                    ------------
               Pharmaceuticals & Biotechnology - 0.0%
               Pharmaceuticals - 0.0
  4,255        Schering-Plough Corp., 6.0%, 9/14/07                 $    227,643
                                                                    ------------
               Total Pharmaceuticals &
               Biotechnology                                        $    227,643
                                                                    ------------
               TOTAL CONVERTIBLE
               PREFERRED STOCK
               (Cost $3,070,923)                                    $  1,901,830
                                                                    ------------
               COMMON STOCK - 96.9%
               Energy - 5.5%
               Integrated Oil & Gas - 5.5%
144,649        Chevron Corp.                                        $  8,211,724
115,922        ConocoPhillips                                          6,744,342
 84,898        Exxon Mobil Corp.                                       4,768,721
                                                                    ------------
                                                                    $ 19,724,787
                                                                    ------------
               Total Energy                                         $ 19,724,787
                                                                    ------------
               Materials - 7.0%
               Construction Materials - 0.8%
 40,637        Vulcan Materials Co.                                 $  2,753,157
                                                                    ------------
               Diversified Chemical - 2.1%
 73,300        Dow Chemical Co.                                     $  3,212,006
 82,800        Olin Corp.                                              1,629,504
 46,965        PPG Industries, Inc.                                    2,719,274
                                                                    ------------
                                                                    $  7,560,784
                                                                    ------------
               Diversified Metals & Mining - 0.3%
 43,156        Compass Minerals International, Inc.                 $  1,059,048
                                                                    ------------
               Industrial Gases - 1.2%
 71,152        Air Products & Chemicals, Inc.                       $  4,211,487
                                                                    ------------
               Paper Products - 0.6%
 79,793        Meadwestvaco Corp.                                   $  2,236,598
                                                                    ------------
               Specialty Chemicals - 0.7%
105,965        Valspar Corp.                                        $  2,614,157
                                                                    ------------
               Steel - 1.3%
 61,162        Nucor Corp. (a)                                      $  4,080,729
 24,009        Roanoke Electric Steel Corp.                              566,612
                                                                    ------------
                                                                    $  4,647,341
                                                                    ------------
               Total Materials                                      $ 25,082,572
                                                                    ------------
               Capital Goods - 9.1%
               Aerospace & Defense - 1.6%
103,955        United Technologies Corp.                            $  5,812,124
                                                                    ------------

 Shares                                                                    Value
               Construction & Farm Machinery &
               Heavy Trucks - 4.3%
 38,489        Deere & Co.                                          $  2,621,486
185,643        PACCAR, Inc.                                           12,852,065
                                                                    ------------
                                                                    $ 15,473,551
                                                                    ------------
               Electrical Component & Equipment - 1.9%
 91,501        Emerson Electric Co.                                 $  6,835,125
                                                                    ------------
               Industrial Machinery - 1.3%
 30,350        Gorman-Rupp Co.                                      $    671,039
117,902        The Timken Co.                                          3,775,222
                                                                    ------------
                                                                    $  4,446,261
                                                                    ------------
               Total Capital Goods                                  $ 32,567,061
                                                                    ------------
               Transportation - 1.4%
               Railroads - 1.4%
 72,891        Burlington Northern, Inc.                            $  5,162,141
                                                                    ------------
               Total Transportation                                 $  5,162,141
                                                                    ------------
               Automobiles & Components - 2.6%
               Auto Parts & Equipment - 1.9%
 93,560        Johnson Controls, Inc.                               $  6,821,460
                                                                    ------------
               Automobile Manufacturers - 0.7%
318,322        Ford Motor Corp.                                     $  2,457,446
                                                                    ------------
               Total Automobiles & Components                       $  9,278,906
                                                                    ------------
               Consumer Durables & Apparel - 0.8%
               Housewares & Specialties - 0.8%
123,380        Tupperware Brands Corp.                              $  2,763,712
                                                                    ------------
               Total Consumer Durables &
               Apparel                                              $  2,763,712
                                                                    ------------
               Consumer Services - 1.9%
               Leisure Facilities - 1.5%
184,827        Cedar Fair, L.P.                                     $  5,274,963
                                                                    ------------
               Specialized Consumer Services - 0.4%
134,841        Servicemaster Co.                                    $  1,611,350
                                                                    ------------
               Total Consumer Services                              $  6,886,313
                                                                    ------------
               Media - 1.6%
               Publishing - 1.6%
113,625        McGraw-Hill Co., Inc.                                $  5,866,459
                                                                    ------------
               Total Media                                          $  5,866,459
                                                                    ------------
               Retailing - 1.5%
               Department Stores - 1.1%
 59,221        Federated Department Stores, Inc.                    $  3,928,129
                                                                    ------------
               Distributors - 0.4%
 36,130        Genuine Parts Co.                                    $  1,586,830
                                                                    ------------
               Total Retailing                                      $  5,514,959
                                                                    ------------

6    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                                 Value
               Food & Drug Retailing - 0.4%
               Food Retail - 0.4%
    73,200     Albertson's, Inc.                                    $  1,562,820
                                                                    ------------
               Total Food & Drug Retailing                          $  1,562,820
                                                                    ------------
               Food, Beverage & Tobacco - 5.0%
               Packaged Foods & Meats - 3.6%
   188,614     Campbell Soup Co.                                    $  5,615,039
    60,831     General Mills, Inc.                                     3,000,185
    94,243     H.J. Heinz Co., Inc.                                    3,177,874
    59,974     Sara Lee Corp.                                          1,133,509
                                                                    ------------
                                                                    $ 12,926,607
                                                                    ------------
               Soft Drinks - 1.4%
    72,855     Coca-Cola Co.                                        $  2,936,785
    36,572     PepsiCo, Inc.                                           2,160,674
                                                                    ------------
                                                                    $  5,097,459
                                                                    ------------
               Total Food, Beverage & Tobac  co                     $ 18,024,066
                                                                    ------------
               Household & Personal Products - 2.3%
               Household Products - 2.3%
    76,594     Colgate-Palmolive Co.                                $  4,201,181
    70,315     Clorox Co.                                              4,000,220
                                                                    ------------
                                                                    $  8,201,401
                                                                    ------------
               Total Household & Personal
               Products                                             $  8,201,401
                                                                    ------------
               Health Care Equipment & Services - 0.7%
               Health Care Equipment - 0.7%
    41,439     Becton, Dickinson & Co.                              $  2,489,655
                                                                    ------------
               Total Health Care Equipment &
               Services                                             $  2,489,655
                                                                    ------------
               Pharmaceuticals & Biotechnology - 7.7%
               Pharmaceuticals - 7.7%
   123,566     Abbott Laboratories                                  $  4,872,207
   227,507     Bristol-Myers Squibb Co.                                5,228,111
    74,039     Eli Lilly & Co.                                         4,189,867
    73,265     Johnson & Johnson                                       4,403,227
   260,932     Merck & Co., Inc.                                       8,300,247
    36,900     Pfizer, Inc.                                              860,508
                                                                    ------------
                                                                    $ 27,854,167
                                                                    ------------
               Total Pharmaceuticals &
               Biotechnology                                        $ 27,854,167
                                                                    ------------
               Banks - 13.8%
               Diversified Banks - 4.7%
    35,852     Bank of America Corp.                                $  1,654,570
    31,452     Comerica, Inc.                                          1,785,216
   110,101     U.S. Bancorp                                            3,290,919
   103,024     Wachovia Corp.                                          5,445,849
    74,937     Wells Fargo & Co.                                       4,708,292
                                                                    ------------
                                                                    $ 16,884,846
                                                                    ------------

   Shares                                                                  Value
               Regional Banks - 6.1%
    88,467     First Horizon National Corp.                         $  3,400,671
   123,911     National City Corp.                                     4,159,692
    54,800     PNC Bank Corp.                                          3,388,284
    94,678     SunTrust Banks, Inc.                                    6,888,771
   144,505     Whitney Holding Corp.                                   3,982,558
                                                                    ------------
                                                                    $ 21,819,976
                                                                    ------------
               Thrifts & Mortgage Finance - 3.0%
   250,458     Washington Mutual, Inc.                              $ 10,894,923
                                                                    ------------
               Total Banks                                          $ 49,599,745
                                                                    ------------
               Diversified Financials - 5.7%
               Asset Management & Custody Banks - 4.5%
   152,899     Eaton Vance Corp.                                    $  4,183,317
    34,424     State Street Corp.                                      1,908,467
   139,943     T. Rowe Price Associates, Inc.                         10,080,094
                                                                    ------------
                                                                    $ 16,171,878
                                                                    ------------
               Investment Banking & Brokerage - 0.7%
    55,113     A.G. Edwards, Inc.                                   $  2,582,595
                                                                    ------------
               Diversified Financial Services - 0.5%
    37,890     Citigroup, Inc.                                      $  1,838,802
                                                                    ------------
               Total Diversified Financials                         $ 20,593,275
                                                                    ------------
               Insurance - 4.9%
               Life & Health Insurance - 1.2%
    72,900     Jefferson - Pilot Corp.                              $  4,150,197
                                                                    ------------
               Property & Casualty Insurance - 3.7%
    71,246     Chubb Corp.                                          $  6,957,172
   110,994     Safeco Corp.                                            6,271,161
                                                                    ------------
                                                                    $ 13,228,333
                                                                    ------------
               Total Insurance                                      $ 17,378,530
                                                                    ------------
               Real Estate - 1.3%
               Real Estate Investment Trusts - 1.3%
    56,454     Archstone Communities Trust                          $  2,364,858
    72,900     Kimco Realty Corp.                                      2,338,632
                                                                    ------------
                                                                    $  4,703,490
                                                                    ------------
               Total Real Estate                                    $  4,703,490
                                                                    ------------
               Software & Services - 0.6%
               Data Processing & Outsourced Services - 0.6%
    50,297     Automatic Data Processing, Inc.                      $  2,308,129
                                                                    ------------
               Total Software & Services                            $  2,308,129
                                                                    ------------
               Technology Hardware & Equipment - 0.3%
               Computer Hardware - 0.3%
    36,500     Hewlett-Packard Co.                                  $  1,044,995
                                                                    ------------
               Total Technology Hardware &
               Equipment                                            $  1,044,995
                                                                    ------------

The accompanying notes are an integral part of these financial statements.     7

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
               Telecommunication Services - 8.4%
               Integrated Telecommunication Services - 7.2%
   305,096     AT&T Corp.                                           $  7,471,801
   251,696     BellSouth Corp.                                         6,820,962
   309,779     Citizens Utilities Co. (Class B)                        3,788,597
   254,800     Verizon Communications, Inc.                            7,674,576
                                                                    ------------
                                                                    $ 25,755,936
                                                                    ------------
               Wireless Telecommunication Services - 1.2%
    66,304     Alltel Corp.                                         $  4,183,782
                                                                    ------------
               Total Telecommunication
               Services                                             $ 29,939,718
                                                                    ------------
               Utilities - 14.4%
               Electric Utilities - 2.6%
   134,311     Great Plains Energy, Inc.(a)                         $  3,755,336
   157,858     Southern Co.                                            5,450,837
                                                                    ------------
                                                                    $  9,206,173
                                                                    ------------
               Gas Utilities - 4.5%
    19,070     Atmos Energy Corp.                                   $    498,871
   124,038     Equitable Resources, Inc.                               4,550,954
   148,981     Questar Corp.                                          11,277,862
                                                                    ------------
                                                                    $ 16,327,687
                                                                    ------------
               Multi-Utilities - 7.3%
    98,272     Ameren Corp.                                         $  5,035,457
    94,780     Consolidated Edison, Inc.                               4,391,157
   158,706     KeySpan Energy Corp.                                    5,664,217
   143,415     NSTAR                                                   4,116,011
   193,900     PG&E Corp.                                              7,197,561
                                                                    ------------
                                                                    $ 26,404,403
                                                                    ------------
               Total Utilities                                      $ 51,938,263
                                                                    ------------
               TOTAL COMMON STOCK
               (Cost $291,121,572)                                  $348,485,164
                                                                    ------------

Principal
 Amount
               TEMPORARY CASH INVESTMENTS - 3.3%
               Repurchase Agreement - 1.8%
$6,300,000     UBS Warburg, Inc., 3.25% dated
               12/31/05, repurchase price of
               $6,300,000 plus accrued interest on
               1/3/06 collateralized by $6,567,000
               U.S. Treasury Bill, 3.25%, 6/29/06                   $  6,300,000
                                                                    ------------

    Shares                                                                 Value
               Security Lending Collateral - 1.5%
 5,595,647     Securities Lending
               Collateral Fund, 4.24%                               $  5,595,647
                                                                    ------------
               TOTAL TEMPORARY CASH
               INVESTMENTS
               (Cost $11,895,647)                                   $ 11,895,647
                                                                    ------------
               TOTAL INVESTMENT
               IN SECURITIES - 100.7%
               (Cost $306,088,142)                                  $362,282,641
                                                                    ------------
               OTHER ASSETS
               AND LIABILITIES - (0.7)%                            $ (2,575,311)
                                                                    ------------
               TOTAL NET ASSETS - 100.0%                            $359,707,330
                                                                    ============

(a)    At December 31, 2005, the following securities were out on loan:

    Shares     Security                                             Market Value
  58,299       Great Plains Energy, Inc.                            $  1,630,040
  56,659       Nucor Corp.                                             3,780,288
                                                                    ------------
               Total                                                $  5,410,328
                                                                    ============

8     The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Year         Year         Year         Year         Year
                                                                      Ended        Ended        Ended        Ended        Ended
Class II                                                            12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
Net asset value, beginning of period                                $  20.68     $  18.19     $  15.18     $  18.49     $  21.37
                                                                    --------     --------     --------     --------     --------
Increase (decrease) from investment operations:
 Net investment income                                              $   0.45     $   0.36     $   0.32     $   0.31     $   0.34
 Net realized and unrealized gain (loss) on investments                 0.68         2.53         3.02        (3.25)       (1.84)
                                                                    --------     --------     --------     --------     --------
   Net increase (decrease) from investment operations               $   1.13     $   2.89     $   3.34     $  (2.94)    $  (1.50)
Distributions to shareholders:
 Net investment income                                                 (0.44)       (0.40)       (0.33)       (0.37)       (0.32)
 Net realized gain                                                         -            -            -            -        (1.06)
                                                                    --------     --------     --------     --------     --------
   Net increase (decrease) in net asset value                       $   0.69     $   2.49     $   3.01     $  (3.31)    $  (2.88)
                                                                    --------     --------     --------     --------     --------
Net asset value, end of period                                      $  21.37     $  20.68     $  18.19     $  15.18     $  18.49
                                                                    ========     ========     ========     ========     ========
Total return*                                                          5.52%       16.04%       22.27%       (16.05)%      (7.15)%
Ratio of net expenses to average net assets+                           0.96%        0.98%        1.02%        1.07%        1.02%
Ratio of net investment income to average net assets+                  2.32%        2.16%        2.29%        2.25%        1.77%
Portfolio turnover rate                                                  22%          19%          12%          12%          13%
Net assets, end of period (in thousands)                            $127,459     $ 93,691     $ 60,355     $ 27,084     $ 17,948
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          0.96%        0.98%        1.02%        1.07%        1.02%
 Net investment income                                                 2.32%        2.16%        2.29%        2.25%        1.77%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                          0.95%        0.98%        1.02%        1.07%        1.02%
 Net investment income                                                 2.33%        2.16%        2.29%        2.25%        1.77%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+  Ratios with no reduction for fees paid indirectly.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

The accompanying notes are an integral part of these financial statements.     9

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $5,410,329)
   (Cost $306,088,142)                                                                     $ 362,282,641
 Cash                                                                                          1,343,083
 Receivables --
   Investment securities sold                                                                    270,080
   Fund shares sold                                                                              718,286
   Dividends, interest and foreign taxes withheld                                              1,205,543
 Other                                                                                             1,190
                                                                                           -------------
   Total assets                                                                            $ 365,820,823
                                                                                           -------------
LIABILITIES:
 Payables --
   Fund shares repurchased                                                                 $     390,376
   Upon return of securities loaned                                                            5,595,647
 Due to affiliates                                                                                18,516
 Accrued expenses                                                                                108,954
                                                                                           -------------
   Total liabilities                                                                       $   6,113,493
                                                                                           -------------
NET ASSETS:
 Paid-in capital                                                                           $ 295,718,431
 Undistributed net investment income                                                           1,751,090
 Accumulated net realized gain                                                                 6,043,310
 Net unrealized gain on investments                                                           56,194,499
                                                                                           -------------
   Total net assets                                                                        $ 359,707,330
                                                                                           -------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                              $ 232,248,734
 Shares outstanding                                                                           10,927,244
                                                                                           -------------
   Net asset value per share                                                               $       21.25
 Class II:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                              $ 127,458,596
 Shares outstanding                                                                            5,964,294
                                                                                           -------------
   Net asset value per share                                                               $       21.37


10  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                               Year
                                                                                               Ended
                                                                                              12/31/05
INVESTMENT INCOME:
 Dividends                                                                                 $  10,276,103
 Interest                                                                                        339,380
 Income on securities loaned, net                                                                  3,025
                                                                                            ------------
   Total investment income                                                                 $  10,618,508
                                                                                           -------------
EXPENSES:
 Management fees                                                                           $   2,107,678
 Transfer agent fees and expenses                                                                  7,715
 Distribution fees (Class II)                                                                    283,178
 Administrative reimbursements                                                                    62,333
 Custodian fees                                                                                   38,630
 Professional fees                                                                                37,638
 Printing expense                                                                                 40,238
 Fees and expenses of nonaffiliated trustees                                                       4,224
 Miscellaneous                                                                                     8,884
                                                                                            ------------
   Total expenses                                                                          $   2,590,518
   Less fees paid indirectly                                                                     (35,127)
                                                                                           -------------
   Net expenses                                                                            $   2,555,391
                                                                                           -------------
    Net investment income                                                                  $   8,063,117
                                                                                           -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain from investments                                                        $  19,415,048
                                                                                           -------------
 Change in net unrealized gain from investments                                            $  (9,053,445)
                                                                                           -------------
 Net gain on investments, futures contracts and foreign currency transactions              $  10,361,603
                                                                                           =============
 Net increase in net assets resulting from operations                                      $  18,424,720
                                                                                           =============

 The accompanying notes are an integral part of these financial statements.   11

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         Year                  Year
                                                                        Ended                  Ended
                                                                       12/31/05              12/31/04
FROM OPERATIONS:
Net investment income                                               $   8,063,117         $   5,474,342
Net realized gain (loss) on investments                                19,415,048             2,001,864
Change in net unrealized gain or loss on investments,
 futures contracts and foreign currency transactions                   (9,053,445)           29,937,321
                                                                    -------------         -------------
   Net increase in net assets resulting from operations              $ 18,424,720         $  37,413,527
                                                                    -------------         -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                            $  (5,101,572)        $  (3,809,792)
 Class II                                                              (2,458,044)           (1,595,526)
                                                                    -------------         -------------
   Total distributions to shareowners                               $  (7,559,616)        $  (5,405,318)
                                                                    -------------         -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                    $  96,224,481         $  63,295,941
Reinvestment of distributions                                           7,559,617             5,405,317
Cost of shares repurchased                                            (36,867,650)          (34,772,572)
                                                                    -------------         -------------
 Net increase in net assets resulting
   from Fund share transactions                                     $  66,916,448         $  33,928,686
                                                                    -------------         -------------
 Net increase in net assets                                         $  77,781,552         $  65,936,895
                                                                    -------------         -------------
NET ASSETS:
Beginning of period                                                 $ 281,925,778         $ 215,988,883
                                                                    -------------         -------------
End of period                                                       $ 359,707,330         $ 281,925,778
                                                                    =============         =============
Undistributed net investment income, end of period                  $   1,751,090         $   1,228,049
                                                                    =============         =============


12    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Equity Income VCT Portfolio is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)
     (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio)(Class II shares only)
   Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
     shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
     Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
     Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
     (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
     (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
     shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
     (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
     (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
     Allocation Portfolio)(Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
     Allocation Portfolio)(Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
     Allocation Portfolio)(Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The investment objective of Equity Income Portfolio is to seek capital appreciation.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements, which are

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

consistent with those generally accepted in the investment company industry:

A. Security Valuation
   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of the Portfolio's shares is based on the last sale price on the principal exchange where they traded. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At December 31, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Futures Contracts
   The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of December 31, 2005, the portfolio had no open futures contracts.

C. Taxes
   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31, 2005, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset values of the Portfolio and are designed to present the Portfolio's capital accounts on a tax basis.

--------------------------------------------------------------------------------------------------------
                                           Undistributed Net         Accumulated Net
                                           Investment Income         Realized Gain
                                                 (Loss)                 (Loss)           Paid-In Capital
--------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio            $19,540                  $26,171             $ (45,711)
--------------------------------------------------------------------------------------------------------

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   The following chart shows the distributions paid during the years ended December 31, 2005 and December 31, 2004 and the components of distributable earnings (accumulated losses) as of December 31, 2005 on a tax basis.

---------------------------------------------------------------------------------------------
                                                                   2005            2004
---------------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                  $ 7,559,616     $ 5,405,318
 Long-Term capital gain                                                    --              --
                                                                  -----------     -----------
                                                                  $ 7,559,616     $ 5,405,318
 Return of Capital                                                         --              --
                                                                  -----------     -----------
   Total distributions                                            $ 7,559,616     $ 5,405,318
                                                                  ===========     ===========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                    $   203,918
 Undistributed long-term gain/(capital loss carryforward)           6,168,262
 Post-October loss deferred                                                --
 Unrealized appreciation (depreciation)                            57,618,364
                                                                  -----------
   Total                                                          $63,990,544
                                                                  ===========
---------------------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts.

D. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $956,233 in commissions on the sale of Trust shares for the year ended December 31, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted-net assets at the beginning of the day. Dividends and distributions to shareowners are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees.

E. Securities Lending
   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Portfolio's custodian.

F. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

   account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolios. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $12,822 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent
Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $3,946 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $1,748 payable to PFD at December 31, 2005.

5. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

-------------------------------------------------------------------------------------------------------
                                                                                             Net
                                                         Gross             Gross         Appreciation/
                                   Tax Cost            Appreciation      Depreciation    (Depreciation)
-------------------------------------------------------------------------------------------------------
Equity Income Portfolio          $304,664,277          $64,450,055       $(6,831,691)     $57,618,364
                                 ============          ===========       ============      ===========
-------------------------------------------------------------------------------------------------------


6. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $140,157,173 and $69,238,341, respectively.

7. Capital Shares
At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

-------------------------------------------------------------------------------------------------------
Equity Income Portfolio           '05 Shares            '05 Amount        '04 Shares       '04 Amount
-------------------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                        2,853,636         $  59,389,539         1,757,096     $  33,474,454
 Reinvestment of distributions        242,794             5,101,573           198,654         3,809,791
 Shares repurchased                (1,317,139)          (27,494,268)       (1,411,407)      (26,451,072)
                                 ----------------------------------------------------------------------
  Net increase (decrease)           1,779,291         $  36,996,844           544,343     $  10,833,173
                                 ======================================================================
 CLASS II:
 Shares sold                        1,763,038         $  36,834,942         1,571,139     $  29,821,487
 Reinvestment of distributions        116,340             2,458,044            82,473         1,595,526
 Shares repurchased                  (444,619)           (9,373,382)         (442,520)       (8,231,500)
                                 ----------------------------------------------------------------------
  Net increase                      1,434,759         $  29,919,604         1,211,092     $  23,095,513
                                 ======================================================================
-------------------------------------------------------------------------------------------------------

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)
The qualifying percentage of certain Portfolios' ordinary income dividends for the purposes of the corporate dividends received deduction and the percentage of those ordinary dividends that are subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 were as follows:

--------------------------------------------------------------------------------
                                        Dividend             Qualified
                                        Received              Dividend
                                       Deduction              Income
--------------------------------------------------------------------------------
 Equity Income Portfolio                 100.00%               100.00%
--------------------------------------------------------------------------------

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Equity Income VCT Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Equity Income VCT Portfolio, one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the year ended December 31, 2001 was audited by other auditors who have ceased operations and whose report, dated February 8, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Equity Income VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                 /s/Ernst + Young LLP

Boston, Massachusetts
February 10, 2006

Pioneer Equity Income VCT Portfolio (the "Fund")PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                                  (continued)
--------------------------------------------------------------------------------

   the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2005, the third quintile of the peer group for the three years ended June 30, 2005, the third quintile for the five years ended June 30, 2005 and in the second quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield (gross of expenses) to Fund Class I shareholders relative to the yield (as of June 30, 2005) of the Russell 1000 Value Index. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities and fixed income groups. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the second quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was lower than that of most of the comparable funds in the peer group.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realzation of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   points in the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Equity Income VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser                                                Trustees and Officers
Pioneer Investment Management, Inc.                               The Trust's Board of Trustees provides broad supervision over the affairs of the Trust. The officers of the Trust are responsible
Custodian                                                         for the Trust's operations. The Trust's Trustees and officers are
Brown Brothers Harriman & Co.                                     listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the
Independent Registered Public Accounting Firm                     Portfolio within the meaning of the Investment Company Act of
Ernst & Young LLP                                                 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Trust are referred to as Independent
Principal Underwriter                                             Trustees. Each of the Trustees may serve as a trustee of each of
Pioneer Funds Distributor, Inc.                                   the 91 U.S. registered investment portfolios for which Pioneer
                                                                  Investment Management, Inc. ("Pioneer") serves as investment
Legal Counsel                                                     adviser (the "Trust"). The address for all Interested Trustees
Wilmer Cutler Pickering Hale and Dorr LLP                         and all officers of the Portfolio is 60 State Street, Boston,
                                                                  Massachusetts 02109.
Shareowner Services and Transfer
Pioneer Investment Management Shareholder Services, Inc.          The Trust's statement of additional information provides more detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------


Pioneer Equity Income VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)      Trustee       Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).


** Mr. Bock became a Trustee of the Trust on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------


Pioneer Equity Income VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Pioneer Equity Income VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                       POSITIONS HELD  TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant        Since November,                                          None
                       Treasurer        2000. Serves at the  Assistant Vice President - Fund
                                        discretion of the    Accounting, Administration and
                                        Board.               Custody Services of Pioneer; and
                                                             Assistant Treasurer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant        Since May, 2002.     Fund Accounting Manager - Fund      None
                       Treasurer        Serves at the        Accounting, Administration and
                                        discretion of the    Custody Services of Pioneer; and
                                        Board.               Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

---------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant        Since September,     Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer        2003. Serves at the  Accounting, Administration and
                                        discretion of the    Custody Services since June 2003;
                                        Board.               Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

---------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company,
Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

                                                                   18665-00-0206

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                     Pioneer Equity Opportunity VCT Portfolio -- Class II Shares

                                                                   ANNUAL REPORT

                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Equity Opportunity VCT Portfolio

  Portfolio and Performance Update                    2

  Comparing Ongoing Portfolio Expenses                3

  Portfolio Management Discussion                     4

  Schedule of Investments                             6

  Financial Statements                                8

  Notes to Financial Statements                      12

  Report of Independent Registered Public
    Accounting Firm                                  16

  Factors Considered by the Independent Trustees
    in Approving the Management Contract             17

  Trustees, Officers and Service Providers           19

Before investing, consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                              91.5%
Temporary Cash Investment                        3.5%
Depositary Receipts for International Stocks     2.9%
Convertible Preferred Stocks                     2.1%

Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Materials                       26.6%
Financials                      20.5%
Industrials                     16.2%
Health Care                     15.0%
Utilities                       12.5%
Consumer Staples                 5.2%
Energy                           1.7%
Consumer Discretionary           1.2%
Information Technology           1.1%

Five Largest Holdings
(As a percentage of equity holdings)

1.       NRG Energy, Inc.                4.28%
2.       Equity Office Properties
           Trust                         3.71
3.       Hartford Financial Services
           Group, Inc.                   3.71
4.       The Scotts Miracle-Gro Co.      3.28
5.       Mack-Cali Realty Corp.          3.24

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      3/18/05
Net Asset Value per Share       $10.78        $10.00


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(3/18/05 - 12/31/05)        Income         Capital Gains     Capital Gains
                            $  -           $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Equity Opportunity VCT Portfolio at net asset value, compared to that of the Russell 2500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

           Pioneer Equity
            Opportunity         Russell
          VCT Portfolio       2500 Index
Mar-05        10000              10000
Dec-05        10955              11161

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Cumulative Total Returns
(As of December 31, 2005)

Net Asset Value
Life-of-Class       7.80%
(3/18/05)

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges.
The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity VCT
Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005.

Share Class                                         II
--------------------------------------------------------------
   Beginning Account Value on 7/1/05            $1,000.00
   Ending Account Value on 12/31/05             $1,053.76
   Expenses Paid During Period*                 $    6.47

* Expenses are equal to the Portfolio's annualized expense ratio of 1.25% for Class II shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity VCT
Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005.

Share Class                                           II
----------------------------------------------------------------
       Beginning Account Value on 7/1/05          $1,000.00
       Ending Account Value on 12/31/05           $1,018.90
       Expenses Paid During Period*               $    6.36

* Expenses are equal to the Portfolio's annualized expense ratio of 1.25% for Class II shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/30/05
--------------------------------------------------------------------------------

Pioneer Equity Opportunity VCT Portfolio's positioning among mid- and small-cap issues produced positive returns over the Portfolio's first partial year of operation. In the following discussion, portfolio manager Margie Patel reviews the year's highlights and offers her outlook for the year ahead.

For the period from the Portfolio's March 18, 2005 inception through December 31, 2005, the Portfolio's Class II shares returned 7.80% at net asset value. This result trailed the benchmark, the Russell 2500 Index, which returned 15.78% over the period.

Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Please describe the investment background and the areas you emphasized.

A: With the economy growing faster than its long-term trend rate and inflation contained at manageable levels, conditions favored equity investors. Most sectors recorded positive results, but energy companies were outstanding performers thanks to record prices for oil and gas.

   Our approach emphasizes sectors that may grow faster than the overall economy; stock selection then focuses on companies that appear attractively priced relative to our assessment of their long-term potential. Industry analysis has led us to areas where, we think, positive fundamentals should produce increasingly favorable operating results. For example, materials, chemicals, and container and packaging firms appear well positioned to benefit from higher capital utilization, while expanding demand should provide some ability to raise prices. Chemical companies in particular would welcome the ability to raise prices to offset rising energy costs. Paper and forest product companies benefited from growing demand and restructuring programs that include the phasing-out of less-efficient plants.
   Industrials also seem poised to benefit from an increase in capital outlays as companies modernize or expand capacity after years of under-investment. Many businesses can also bolster capital investment using dividends from offshore facilities under the Jobs Creation Act, which offers favorable tax treatment on repatriated profits.

   The aging U.S. population makes health care another attractive area for the portfolio with holdings ranging from equipment and supplies to biotech and pharmaceuticals. In financials, we hold a geographically diverse list of commercial real estate companies, including office buildings, shopping centers and industrial space. Although the sector is somewhat sensitive to higher interest rates, the growing economy may gradually increase occupancy rates and aid cash flow, and possibly increase the value of underlying properties.

   In utilities, we are emphasizing areas where regulatory commissions favor growth, and companies whose customers can increase demand in an expanding economy. Economic growth should also improve operating efficiency by bringing idle generating capacity online. Some utilities may also profit from non-regulated activities like transmission and storage facilities.

Q: Which holdings had a beneficial impact on performance during this period?

A: Lennox International, makers of heating and cooling equipment, benefited from strong housing and industrial demand. Industrial expansion also aided results at Roper Industries, which manufactures controls and fluid-handling equipment, and at Wesco, a distributor of industrial maintenance products.

   In packaging, Crown Holdings rose, reflecting better financial results from higher capacity utilization, closing of inefficient facilities and a strengthening balance sheet. Strong health-care performers included Mentor, whose shares rose due to expected increased demand for such products as breast and facial implants, and liposuction devices.

   General Growth Properties, a diversified real estate company, led real estate holdings. We also saw a modest gain in Saul Centers, an established real estate management company. Saul operates small shopping centers and other properties in the demographically attractive Washington D.C/Baltimore corridor.

A Word About Risk:

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. When interest rates rise, the prices of fixed income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investments in high yield or lower-rated securities are subject to greater-than-average risk.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: Which of your decisions hurt overall performance?

A. Our small exposure to energy stocks compared with the benchmark's weighting helps explain why returns lagged the index; valuations among energy shares, viewed in terms of longer-term potential, did not meet our investment criteria.

   Among individual disappointments, shares of Canadian paper maker Abitibi declined as demand for newsprint continued to shrink. Unsatisfactory operating results hurt the performance of NOVA Chemicals, which felt the pressure of sharply higher natural gas prices.

   Interpublic, an international advertising firm, has yet to complete its long-pending operational turnaround, causing investors to sell shares amid continued uncertainty.

Q: What is your outlook, and how does the Portfolio reflect that outlook?

A. Despite a series of interest rate hikes and expensive energy, we think that the current expansion will persist through 2006. Portfolio holdings on average fall between the small- and mid-cap categories, and combine value and growth companies. All were selected for their favorable industry positions and their ability to defend their franchises in a competitive environment. Some of our holdings may engage in acquisitions or themselves be the targets of acquirers. Most importantly, our focus is on the potential long-term value we see in these companies, with less attention paid to short-term earnings trends.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

      Shares                                                        Value
                   CONVERTIBLE PREFERRED STOCKS - 2.5%
                   Materials - 2.5%
                   Steel - 2.5%
         150       TXI Capital Trust I, 5.5%, 6/30/28            $  7,725
                                                                 --------
                   Total Materials                               $  7,725
                                                                 --------
                   TOTAL CONVERTIBLE PREFERRED STOCKS
                   (Cost $7,565)                                 $  7,725
                                                                 --------
                   COMMON STOCKS - 108.9%
                   Energy - 1.9%
                   Oil & Gas Storage & Transportation - 1.9%
          65       Kinder Morgan, Inc.                           $  5,977
                                                                 --------
                   Total Energy                                  $  5,977
                                                                 --------
                   Materials - 27.3%
                   Aluminum - 1.2%
         182       Novelis, Inc.                                 $  3,802
                                                                 --------
                   Commodity Chemicals - 2.7%
          20       Georgia Gulf Corp.*                           $    608
         201       Lyondell Petrochemicals Co.                      4,788
          91       NOVA Chemicals Corp.                             3,039
                                                                 --------
                                                                 $  8,435
                                                                 --------
                   Construction Materials - 1.9%
         119       Texas Industries, Inc.                        $  5,931
                                                                 --------
                   Diversified Chemical - 3.7%
         120       FMC Corp.*                                    $  6,380
         259       Olin Corp.                                       5,097
                                                                 --------
                                                                 $ 11,477
                                                                 --------
                   Fertilizers & Agricultural Chemicals - 3.7%
         254       The Scotts Miracle-Gro Co.                    $ 11,491
                                                                 --------
                   Gold - 3.3%
         452       Placer Dome, Inc.                             $ 10,364
                                                                 --------
                   Metal & Glass Containers - 3.1%
         239       Crown Cork & Seal Co., Inc.*                  $  4,668
         244       Owens-Illinois, Inc.*                            5,134
                                                                 --------
                                                                 $  9,802
                                                                 --------
                   Paper Products - 1.5%
       1,181       Abitibi-Consolidated, Inc.                    $  4,783
                                                                 --------
                   Specialty Chemicals - 6.2%
         200       Arch Chemicals, Inc.                          $  5,980
          39       Cytec Industries, Inc.                           1,858
         322       RPM, Inc.                                        5,593
          96       Sigma-Aldrich Corp.                              6,076
                                                                 --------
                                                                 $ 19,507
                                                                 --------
                   Total Materials                               $ 85,592
                                                                 --------
                   Capital Goods - 18.1%
                   Aerospace & Defense - 2.6%
         300       EDO Corp.                                     $  8,118
                                                                 --------
                   Building Products - 2.4%
         267       Lennox International, Inc.                    $  7,529
                                                                 --------

      Shares                                                        Value
                   Construction & Farm Machinery &
                   Heavy Trucks - 0.9%
         152       Wabash National Corp.                         $  2,896
                                                                 --------
                   Electrical Component & Equipment - 2.2%
         178       Roper Industries, Inc.                        $  7,033
                                                                 --------
                   Industrial Machinery - 6.7%
         187       Donaldson Co., Inc.                           $  5,947
          30       Gardner Denver, Inc.*                            1,479
         135       Kaydon Corp. (a)                                 4,339
         109       Kennametal, Inc.                                 5,563
          55       Parker Hannifin Corp.                            3,628
                                                                 --------
                                                                 $ 20,956
                                                                 --------
                   Trading Companies & Distributors - 3.3%
         240       Wesco International, Inc.*                    $ 10,255
                                                                 --------
                   Total Capital Goods                           $ 56,787
                                                                 --------
                   Media - 1.3%
                   Advertising - 1.3%
         426       The Interpublic Group of Companies, Inc.*     $  4,111
                                                                 --------
                   Total Media                                   $  4,111
                                                                 --------
                   Food, Beverage & Tobacco - 2.5%
                   Packaged Foods & Meats - 2.5%
         257       McCormick & Co, Inc.                          $  7,946
                                                                 --------
                   Total Food, Beverage & Tobacco                $  7,946
                                                                 --------
                   Household & Personal Products - 3.2%
                   Personal Products - 3.2%
         223       Alberto-Culver Co. (Class B)                  $ 10,202
                                                                 --------
                   Total Household & Personal
                   Products                                      $ 10,202
                                                                 --------
                   Health Care Equipment & Services - 10.8%
                   Health Care Distributors - 1.2%
         136       Owens & Minor, Inc.                           $  3,744
                                                                 --------
                   Health Care Equipment - 9.6%
         125       Bio-Rad Laboratories, Inc.*                   $  8,180
         101       Fisher Scientific International, Inc.*           6,248
          62       Mentor Corp.                                     2,857
         242       Steris Corp.                                     6,055
         231       Thermo Electron Corp.*                           6,960
                                                                 --------
                                                                 $ 30,300
                                                                 --------
                   Total Health Care Equipment &
                   Services                                      $ 34,044
                                                                 --------
                   Pharmaceuticals & Biotechnology - 5.9%
                   Biotechnology - 3.3%
         364       Protein Design Labs, Inc.*                    $ 10,345
                                                                 --------
                   Pharmaceuticals - 2.6%
         350       Bristol-Myers Squibb Co.                      $  8,043
                                                                 --------
                   Total Pharmaceuticals &
                   Biotechnology                                 $ 18,388
                                                                 --------


6   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                        Value
                   Banks - 1.8%
                   Thrifts & Mortgage Finance - 1.8%
         267       Sovereign Bancorp, Inc.                       $  5,773
                                                                 --------
                   Total Banks                                   $  5,773
                                                                 --------
                   Insurance - 4.1%
                   Multi-Line Insurance - 4.1%
         151       Hartford Financial Services Group, Inc.       $ 12,969
                                                                 --------
                   Total Insurance                               $ 12,969
                                                                 --------
                   Real Estate - 16.9%
                   Real Estate Management & Development - 1.1%
          92       Forest City Enterprises, Inc.                 $  3,490
                                                                 --------
                   Real Estate Investment Trusts - 15.8%
         428       Equity Office Properties Trust                $ 12,981
         177       General Growth Pro TLB SC (a)                    8,317
         115       Liberty Property Trust                           4,928
         262       Mack-Cali Realty Corp.                          11,318
         548       MeriStar Hospitality Corp.*                      5,151
         187       Saul Centers, Inc.                               6,751
                                                                 --------
                                                                 $ 49,446
                                                                 --------
                   Total Real Estate                             $ 52,936
                                                                 --------
                   Semiconductors - 1.2%
                   Semiconductor Equipment - 1.2%
         200       FEI Co.*                                      $  3,834
                                                                 --------
                   Total Semiconductors                          $  3,834
                                                                 --------
                   Utilities - 13.9%
                   Electric Utilities - 0.9%
          66       Edison International                          $  2,878
                                                                 --------
                   Gas Utilities - 8.2%
         404       Atmos Energy Corp.                            $ 10,569
         275       National Fuel Gas Co.                            8,577
       1,167       SEMCO Energy, Inc.*                              6,559
                                                                 --------
                                                                 $ 25,705
                                                                 --------

      Shares                                                        Value
                   Independent Power Producer &
                   Energy Traders - 4.8%
         318       NRG Energy, Inc.*                             $ 14,984
                                                                 --------
                   Total Utilities                               $ 43,567
                                                                 --------
                   TOTAL COMMON STOCKS
                   (Cost $324,408)                               $342,126
                                                                 --------
                   TEMPORARY CASH INVESTMENTS - 4.0%
                   Security Lending Collateral - 4.0%
      12,584       Securities Lending Investment Fund, 4.24%     $ 12,584
                                                                 --------
                   TOTAL TEMPORARY CASH INVESTMENTS
                   (Cost $12,584)                                $ 12,584
                                                                 --------
                   TOTAL INVESTMENT IN SECURITIES - 115.4%
                   (Cost $344,557)                               $362,435
                                                                 --------
                   OTHER ASSETS AND
                   LIABILITIES - (15.4)%                         $(48,386)
                                                                 --------
                   TOTAL NET ASSETS - 100.0%                     $314,049
                                                                 ========

*      Non-income producing security
(a)    At December 31, 2005, the following securities were out on loan:

Shares     Security                     Market Value
   168     General Growth Pro TLB SC      $ 7,894
   128     Kaydon Corp.                     4,114
                                          -------
           Total                          $12,008
                                          =======


  The accompanying notes are an integral part of these financial statements.   7

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                      3/18/05 (a)
                                                                                          to
Class II                                                                               12/31/05
Net asset value, beginning of period                                                    $ 10.00
                                                                                        -------
Increase from investment operations:
 Net investment income                                                                  $  0.07
 Net realized and unrealized gain on investments                                           0.71
                                                                                        -------
    Net increase from investment operations                                             $  0.78
                                                                                        -------
Net increase in net asset value                                                         $  0.78
                                                                                        -------
Net asset value, end of period                                                          $ 10.78
                                                                                        =======
Total return*                                                                              7.80%(b)
Ratio of net expense to average net assets                                                 1.25%**
Ratio of net investment income to average net assets                                       1.05%**
Portfolio turnover rate                                                                       3%(b)
Net assets, end of period (in thousands)                                                $   314
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                             38.61%**
 Net investment loss                                                                     (36.32)%**

(a) Class II shares were first publicly offered on March 18, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized
(b) Not annualized.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


8     The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
Investment in securities, at value (including securities loaned of $12,008) (cost     $362,435
  $344,557)
 Receivables --
  Dividends, interest and foreign taxes withheld                                           332
  Due from Pioneer Investment Management, Inc.                                           9,933
 Other                                                                                       6
                                                                                      --------
  Total assets                                                                        $372,706
                                                                                      --------
LIABILITIES:
 Payables --
  Fund shares repurchased                                                             $     38
  Upon return of securities loaned                                                      12,584
 Due to bank                                                                             1,760
 Due to affiliates                                                                         263
 Accrued expenses                                                                       44,012
                                                                                      --------
  Total liabilities                                                                   $ 58,657
                                                                                      --------
NET ASSETS:
 Paid-in capital                                                                      $295,892
 Undistributed net investment income                                                     2,190
 Accumulated net realized loss                                                          (1,911)
 Net unrealized gain on investments                                                     17,878
                                                                                      --------
  Total net assets                                                                    $314,049
                                                                                      --------
NET ASSET VALUE PER SHARE:
Class II:
No par value (unlimited number of shares authorized)
 Net assets                                                                           $314,049
 Shares outstanding                                                                     29,137
                                                                                      ========
 Net asset value per share                                                            $  10.78


The accompanying notes are an integral part of these financial statements.     9

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                               3/18/05
                                                                                            (Commencement
                                                                                            of Operations)
                                                                                             to 12/31/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $22)                                               $  4,111
 Interest                                                                                            434
 Income on securities loaned, net                                                                     11
                                                                                                --------
  Total investment income                                                                       $  4,556
                                                                                                --------
EXPENSES:
 Management fees                                                                                $  1,478
 Transfer agent fees                                                                               1,375
 Distribution fees (Class II)                                                                        493
 Administrative reimbursements                                                                    13,887
 Custodian fees                                                                                   12,085
 Professional fees                                                                                32,653
 Printing                                                                                         12,262
 Fees and expenses of nonaffiliated trustees                                                       2,401
 Miscellaneous                                                                                       125
                                                                                                --------
  Total expenses                                                                                $ 76,759
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.        (74,283)
                                                                                                --------
  Net expenses                                                                                  $  2,476
                                                                                                --------
   Net investment income                                                                        $  2,080
                                                                                                --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss from:
  Investments                                                                                   $ (1,911)
                                                                                                --------
 Change in net unrealized gain or (loss) from:
  Investments                                                                                   $ 17,878
                                                                                                --------
 Net gain on investments                                                                        $ 15,967
                                                                                                ========
 Net increase in net assets resulting from operations                                           $ 18,047
                                                                                                ========


10  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         3/18/05
                                                                      (Commencement
                                                                      of Operations)
                                                                       to 12/31/05
FROM OPERATIONS:
Net investment income                                                    $  2,080
Net realized loss on investments                                           (1,911)
Change in net unrealized gain or (loss) on investments                     17,878
                                                                         --------
  Net increase in net assets resulting from operations                   $ 18,047
                                                                         ---------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                         $339,533
Cost of shares repurchased                                                (43,531)
                                                                         --------
  Net increase in net assets resulting from fund share transactions      $296,002
                                                                         --------
  Net increase in net assets                                             $314,049
NET ASSETS:
Beginning of period                                                            --
                                                                         --------
End of period                                                            $314,049
                                                                         ========
Undistributed net investment income, end of period                       $  2,190
                                                                         ========


  The accompanying notes are an integral part of these financial statements.  11

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Equity Opportunity VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty nine separate diversified portfolios, sixteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:


Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The Equity Opportunity Portfolio commenced operations on March 18, 2005.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Equity Opportunity Portfolio seeks long-term capital growth and secondarily, it seeks income.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     prices are not generally reported, are valued at the mean between the last bid and asked prices. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At December 31, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B.   Taxes

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Equity Opportunity Portfolio had a net capital loss carryforward of $437, which will expire in 2013, if not utilized.

     The Portfolio elected to defer $1,474 in capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ended December 31, 2006.

     At December 31, 2005, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset values of the Portfolio and are designed to present the Portfolio's capital accounts on a tax basis.

---------------------------------------------------------------------------------------------------------------------
                                                   Undistributed Net           Accumulated Net
Portfolio                                      Investment Income (Loss)     Realized Gain (Loss)     Paid-In Capital
---------------------------------------------------------------------------------------------------------------------
 Pioneer Equity Opportunity VCT Portfolio     110                          --                             (110)
---------------------------------------------------------------------------------------------------------------------

     The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2005, on a tax basis. There were no distributions paid during the year ended December 31, 2005.

-----------------------------------------------------------
                                                 2005
-----------------------------------------------------------
  Distributions paid from:
  Ordinary Income                            $    --
  Long-Term capital gain                          --
  Return of Capital                               --
                                             -------
     Total distributions                     $    --
                                             =======
  Distributable Earnings
     (Accumulated Losses):
  Undistributed ordinary income              $ 2,190
  Undistributed long-term gain/(capital
     loss carryforward)                         (437)
  Post-October loss deferred                  (1,474)
  Unrealized appreciation (depreciation)      17,878
                                             -------
     Total                                   $18,157
                                             =======
-----------------------------------------------------------

C.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005. Distribution fees are calculated based on the average daily net asset values attributable to Class I and Class II shares of the Portfolio, respectively.

D.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

     value of the securities loaned that may occur during the term of the loan, will be for account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $12 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

Through May 1, 2006, PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.25% of the average daily net assets attributable to class II shares.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $250 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $1 payable to PFD at December 31, 2005.

5. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

---------------------------------------------------------------------------------------------------
                                                                                       Net
                                                    Gross            Gross        Appreciation/
                                   Tax Cost     Appreciation     Depreciation     (Depreciation)
---------------------------------------------------------------------------------------------------
 Equity Opportunity Portfolio      $344,557        $30,316         $(12,438)         $17,878
                                   ========        =======         ========          =======
---------------------------------------------------------------------------------------------------

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, was $341,740 and $7,856, respectively.

7. Capital Shares

At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the period ended December 31, 2005:

------------------------------------------------------------------
  Equity Opportunity Portfolio      '05 Shares     '05 Amount
------------------------------------------------------------------
 CLASS II:
 Shares sold                          33,266        $339,533
 Reinvestment of distributions            --              --
 Shares repurchased                   (4,129)        (43,531)
                                      ----------------------------
 Net increase                         29,137        $296,002
                                      ============================
------------------------------------------------------------------

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Equity Opportunity VCT Portfolio:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Equity Opportunity VCT Portfolio, one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statement of operations, changes in net assets, and the financial highlights for the period from March 18, 2005 (commencement of operations) to December 31, 2005. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Equity Opportunity VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations, changes in its net assets, and the financial highlights for the period from March 18, 2005 (commencement of operations) to December 31, 2005 in conformity with U.S. generally accepted accounting principles.


                                                /s/ Ernst & Young LLP


Boston, Massachusetts
February 10, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Equity Opportunity VCT Portfolio (the "Fund")
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for the life-of-fund period ended June 30, 2005 for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                                  (continued)
--------------------------------------------------------------------------------

     performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Trustees concluded that the period since commencement of investment operations was too short to evaluate the Investment Adviser's performance.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the period ended June 30, 2005 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. Given the small asset size of the Fund, the Trustees concluded that comparison of the Fund's expense ratio to a peer group was not meaningful.

F. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded, given current and anticipated asset levels, that break points in the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

G. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and the benefit to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Equity Opportunity VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; President and Director of
                                                                  Pioneer Funds Distributor, Inc.
                                                                  ("PFD"); President of all of the
                                                                  Pioneer Funds; and Of Counsel,
                                                                  Wilmer Cutler Pickering Hale and
                                                                  Dorr LLP (counsel to PIM-USA and
                                                                  the Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Equity Opportunity VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

                          POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE              WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)      Trustee         Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                        until a successor    Financial Officer, I-trax, Inc.     Investment Company
Washington, DC 20007                      trustee is elected   (publicly traded health care        (privately-held affordable
                                          or earlier           services company) (2001-present);   housing finance company);
                                          retirement or        Managing Partner, Federal City      Director of New York Mortgage
                                          removal.             Capital Advisors (boutique merchant Trust (publicly traded mortgage
                                                               bank) (2002 to 2004); Executive     REIT)
                                                               Vice President and Chief Financial
                                                               Officer, Pedestal Inc.
                                                               (internet-based mortgage trading
                                                               company) (2000-2002).

** Mr. Bock became a Trustee of the Trust on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee         Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                     until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                     trustee is elected   firm).                              specialty coated material
                                          or earlier                                               products manufacturer),
                                          retirement or                                            Millennium Chemicals, Inc.
                                          removal.                                                 (commodity chemicals), Mortgage
                                                                                                   Guaranty Insurance Corporation,
                                                                                                   and R.J. Reynolds Tobacco
                                                                                                   Holdings, Inc. (tobacco)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee         Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                    until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                   trustee is elected   Professor of Management, Faculty
Canada H3A 1G5                            or earlier           of Management, McGill University.
                                          retirement or
                                          removal.
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee         Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                         until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                               trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                          or earlier
                                          retirement or
                                          removal.
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee         Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                   2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                      successor trustee is
                                          elected or earlier
                                          retirement or
                                          removal.
----------------------------------------------------------------------------------------------------------------------------------

Pioneer Equity Opportunity VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (57) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Equity Opportunity VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                       POSITIONS HELD  TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant       Since November,                                           None
                       Treasurer       2000. Serves at the   Assistant Vice President - Fund
                                       discretion of the     Accounting, Administration and
                                       Board.                Custody Services of Pioneer; and
                                                             Assistant Treasurer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant       Since May, 2002.      Fund Accounting Manager - Fund      None
                       Treasurer       Serves at the         Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

---------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant       Since September,      Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer       2003. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services since June 2003;
                                       Board.                Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

---------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

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                           This page for your notes.

--------------------------------------------------------------------------------

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[LOGO]PIONEER
      Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

                                                                   18680-00-0206


                                                           [LOGO] PIONEER
                                                                  Investments(R)


                                                PIONEER VARIABLE CONTRACTS TRUST

                                 Pioneer Europe VCT Portfolio -- Class II Shares


                                                                   ANNUAL REPORT

                                                               DECEMBER 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Europe VCT Portfolio
  Portfolio and Performance Update                              2
  Comparing Ongoing Portfolio Expenses                          3
  Portfolio Management Discussion                               4
  Schedule of Investments                                       5
  Financial Statements                                          7
  Notes to Financial Statements                                11
  Report of Independent Registered Public Accounting Firm      16
  Factors Considered by the Trustees in Approving the
    Management Contract                                        17
  Trustess, Officers and Service Providers                     20

Before investing consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Diversification
(As a percentage of total investment portfolio)

   [The following table was depicted as a pie chart in the printed material.]

International Common Stocks         95.4%
International Preferred Stocks       2.6%
U.S. Common Stocks                   2.0%

Geographical Distribution
(As a percentage of equity holdings)

   [The following table was depicted as a pie chart in the printed material.]

United Kingdom                  26.4%
France                          25.1%
Germany                         14.5%
Switzerland                     13.9%
Netherlands                      6.1%
Ireland                          5.4%
Spain                            3.5%
Italy                            3.1%
Panama                           2.0%

Five Largest Holdings
(As a percentage of equity holdings)

  1.   Royal Bank of Scotland
        Group Plc                  5.14%
  2.   BP Amoco Plc                4.94
  3.   BNP Paribas SA              4.47
  4.   TNT Post Group N.V.         4.34
  5.   CS Group                    4.23

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                              12/31/05     12/31/04
Net Asset Value per Share     $ 11.20      $ 10.44

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $ 0.0511       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment
--------------------------------------------------------------------------------

The following chart shows the change in value of an investment made in Pioneer Europe VCT Portfolio at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

   [The following table was depicted as a line chart in the printed material.]

           Pioneer Europe     MSCI Europe
            VCT Portfolio        Index
10/98          10,000            10,000
               10,596            10,998
12/99          13,571            12,783
               11,030            11,742
12/01           8,445             9,436
                6,835             7,729
12/03           9,085            10,754
               10,739            13,054
12/05          11,578            14,351

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------

Life of Fund                                                   2.06%
(10/30/98)
5 Years                                                        0.97%
1 Year                                                         7.81%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Europe VCT Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005.

Share Class                                     II
------------------------------------------------------
Beginning Account Value on 7/1/05            $1,000.00
Ending Account Value on 12/31/05             $1,094.74
Expenses Paid During Period*                 $    9.24

* Expenses are equal to the Portfolio's annualized expense ratio of 1.75% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Europe VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005.

Share Class                                 II
--------------------------------------------------
Beginning Account Value on 7/1/05       $ 1,000.00
Ending Account Value on 12/31/05        $ 1,016.38
Expenses Paid During Period*            $     8.89

* Expenses are equal to the Portfolio's annualized expense ratio of 1.75% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

European stocks posted strong positive returns in 2005, supported by solid company earnings growth and an improving economic backdrop. In the discussion below, Andrew Arbuthnott, who is responsible for the day-to-day management of Pioneer Europe VCT Portfolio, discusses the factors that influenced the Portfolio's performance over the year.

Q. How did the Portfolio perform?

A. For the 12 months ended December 31, 2005, Class II shares returned 7.81% at net asset value. In comparison, our benchmark, the Morgan Stanley Capital International (MSCI) Europe Index, posted a return of 9.42%. Returns for the Portfolio and the Index reflect the negative impact for U.S. investors with holdings denominated in euros due to the euro's decline over the year versus the dollar. Nevertheless, European equity returns were strong both in absolute terms and relative to U.S. domestic equity indices.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What factors influenced the Portfolio's relative performance?

A. The Portfolio's underperformance relative to the benchmark was largely the result of our exposure to the telecommunications and automobile sectors. We were overweight in the telecommunications sector, which underperformed strongly in 2005. France Telecom was the key detractor as the market worried about the impact of new technologies such as internet telephone calls (VOIP) on its revenue growth potential. In autos, the market reacted negatively to Porsche's decision to purchase a 20% stake in Volkswagen, although in our opinion the investment should not undermine the underlying profitability of Porsche. Disappointing results from Peugeot also held back overall returns while Michelin underperformed amid sluggish sales of truck tires.

Q. Which positions were positive contributors to the Portfolio's performance?

A. Our overweight position in diversified financials was the leading positive contributor for the Portfolio in 2005. The sector saw strong relative performance driven by generally supportive operating conditions, and our stock selection within the sector outperformed as well. In particular, holdings in Credit Suisse, Deutsche Bank and UBS rose on very solid quarterly results throughout the year. We were also overweight in capital goods, which outperformed the broader market in 2005, but our stock selection was particularly robust within the sector. Siemens outperformed as it continued to restructure under the guidance of its new CEO, moving to concentrate on its more profitable industrial business and away from communication equipment and IT services. ACS (a Spanish construction company) strengthened on good financial results and robust order levels, while Schneider Electric performed well on optimism for increased returns to shareholders. Finally, we were overweight in pharmaceuticals throughout the year. Our positions in AstraZeneca and Roche outperformed, and we continue to view both as attractive on the basis of strong new drug pipelines.

Q. Would you discuss the Portfolio's overall approach?

A. Mid-way through the year, the Portfolio moved to a more concentrated investment portfolio. As a result, the Portfolio now holds around 30 stocks, comprising our strongest investment ideas. We believe this shift will help maximize the benefits of our bottom-up stock selection process - while at the same time continuing to allow us to construct a diversified, multi-cap portfolio. Despite the Portfolio's higher degree of concentration under its new investment approach, our goal is for its overall level of volatility to remain broadly comparable to that of its benchmark. This is due to our consistent application of a rigorous investment process, through which we aim to achieve a deep understanding of our holdings. The goal is to find those securities with upside potential that we believe have the possibility to also offer limited downside risk.

Q. What is your outlook?

A. Our outlook is positive for the European equity markets in 2006. Thanks to strong earnings growth, valuations remain attractive versus fixed income investments, and European equities continue to offer solid dividend yields. From a global perspective, the macroeconomic environment remains favourable to the equity markets, with positive growth expected to continue. Following years of successful cost cutting and restructuring, corporate earnings growth is likely to slow in 2006; however, we feel that valuations have taken this into account. Equity markets may also continue to benefit from share buy-backs and merger and acquisition activity. While we are positive on the market, we would be surprised if equity returns in 2006 were as high as those in 2005. In terms of our currency outlook, the euro may gain against the dollar during 2006, if the focus of investors moves back to the large U.S. trade and current account deficits.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. The Portfolio invests in a limited number of securities and, as a result, the Portfolio's performance may be more volatile than the performance of other portfolios holding more securities. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

     Shares                                                              Value
                  PREFERRED STOCK - 2.5%
                  Automobiles & Components - 2.5%
                  Automobile Manufacturers - 2.5%
        658       Porsche AG                                       $   472,253
                                                                   -----------
                  TOTAL PREFERRED STOCK
                  (Cost $411,979)                                  $   472,253
                                                                   -----------
                  COMMON STOCK - 95.7%
                  Energy - 11.3%
                  Integrated Oil & Gas - 11.3%
     84,652       BP Amoco Plc                                     $   906,190
     20,168       Eni SpA                                              562,124
     21,728       Repsol SA Regd                                       637,257
                                                                   -----------
                                                                   $ 2,105,571
                                                                   -----------
                  Total Energy                                     $ 2,105,571
                                                                   -----------
                  Materials - 11.3%
                  Construction Materials - 6.5%
     21,189       CRH Plc                                          $   622,955
      6,584       Lafarge Br                                           591,985
                                                                   -----------
                                                                   $ 1,214,940
                                                                   -----------
                  Diversified Metals & Mining - 2.3%
      9,195       Rio Tinto Plc                                    $   419,761
                                                                   -----------
                  Fertilizers & Agricultural Chemicals - 2.5%
      3,784       Syngenta AG*                                     $   470,580
                                                                   -----------
                  Total Materials                                  $ 2,105,281
                                                                   -----------
                  Capital Goods - 6.9%
                  Building Products - 3.3%
     10,367       Compagnie de Saint Gobain                        $   616,276
                                                                   -----------
                  Industrial Conglomerates - 3.6%
      7,900       Siemens                                          $   676,639
                                                                   -----------
                  Total Capital Goods                              $ 1,292,915
                                                                   -----------
                  Transportation - 4.3%
                  Air Freight & Couriers - 4.3%
     25,504       TNT NV                                           $   796,613
                                                                   -----------
                  Total Transportation                             $   796,613
                                                                   -----------
                  Automobiles & Components - 7.2%
                  Automobile Manufacturers - 2.1%
      6,723       PSA Peugeot Citroen                              $   386,670
                                                                   -----------
                  Tires & Rubber - 5.1%
      5,301       Continental AG                                   $   469,809
      8,850       Compagnie Generale des
                  Etablissements Michelin                              496,738
                                                                   -----------
                                                                   $   966,547
                                                                   -----------
                  Total Automobiles & Components                   $ 1,353,217
                                                                   -----------

     Shares                                                              Value
                  Consumer Durables & Apparel - 4.9%
                  Apparel, Accessories & Luxury Goods - 2.7%
      2,680       Adidas-Salomon AG                                $   506,979
                                                                   -----------
                  Homebuilding - 2.2%
     18,968       Persimmon Plc                                    $   408,382
                                                                   -----------
                  Total Consumer Durables & Apparel                $   915,361
                                                                   -----------
                  Consumer Services - 2.0%
                  Hotels, Resorts & Cruise Lines - 2.0%
      6,812       Carnival Corp.                                   $   364,238
                                                                   -----------
                  Total Consumer Services                          $   364,238
                                                                   -----------
                  Media - 4.6%
                  Advertising - 2.9%
     49,530       WPP Group PLC                                    $   534,710
                                                                   -----------
                  Publishing - 1.7%
     16,053       Wolters Kluwer NV*                               $   324,399
                                                                   -----------
                  Total Media                                      $   859,109
                                                                   -----------
                  Food & Drug Retailing - 3.6%
                  Drug Retail - 1.6%
     28,832       Boots Co. Plc                                    $   300,838
                                                                   -----------
                  Hypermarkets & Supercenters - 2.0%
      7,774       Carrefour Supermarch*                            $   364,098
                                                                   -----------
                  Total Food & Drug Retailing                      $   664,936
                                                                   -----------
                  Pharmaceuticals & Biotechnology - 6.3%
                  Pharmaceuticals - 6.3%
     10,691       Astrazeneca Plc                                  $   520,925
      4,402       Roche Holdings AG                                    660,619
                                                                   -----------
                                                                   $ 1,181,544
                                                                   -----------
                  Total Pharmaceuticals &
                  Biotechnology                                    $ 1,181,544
                                                                   -----------
                  Banks - 19.1%
                  Diversified Banks - 19.1%
     17,413       Allied Irish Banks Plc                           $   372,627
     67,587       Barclays Plc                                         710,074
     10,136       BNP Paribas SA                                       819,802
     31,220       Royal Bank of Scotland Group Plc                     942,651
      5,931       Societe Generale                                     729,206
                                                                   -----------
                                                                   $ 3,574,360
                                                                   -----------
                  Total Banks                                      $ 3,574,360
                                                                   -----------
                  Diversified Financials - 10.5%
                  Diversified Capital Markets - 10.5%
     15,233       CS Group                                         $   776,072
      5,549       Deutsche Bank AG                                     537,725
      6,793       UBS AG                                               646,399
                                                                   -----------
                                                                   $ 1,960,196
                                                                   -----------
                  Total Diversified Financials                     $ 1,960,196
                                                                   -----------

   The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                                Value
              Telecommunication Services - 3.7%
              Integrated Telecommunication Services - 3.2%
  24,070      France Telecom SA                                    $   597,774
                                                                   -----------
              Wireless Telecommunication Services - 0.5%
  42,393      Vodafone Group Plc                                   $    92,034
                                                                   -----------
              Total Telecommunication Services                     $   689,808
                                                                   -----------
              TOTAL COMMON STOCK
              (Cost $15,365,193)                                   $17,863,149
                                                                   -----------
              TOTAL INVESTMENT IN
              SECURITIES - 98.2%
              (Cost $15,777,172)(a)                                $18,335,402
                                                                   -----------
              OTHER ASSETS
              AND LIABILITIES - 1.8%                               $   336,302
                                                                   -----------
              TOTAL NET ASSETS - 100.0%                            $18,671,704
                                                                   ===========

*   Non-income producing security
(a) Distributions of investments by country of issue, as a percentage of total equity holdings (excluding temporary cash investments) is as follows:

  United Kingdom              26.4%
  France                      25.1
  Germany                     14.5
  Switzerland                 13.9
  Netherlands                  6.1
  Ireland                      5.4
  Spain                        3.5
  Italy                        3.1
  Panama                       2.0
                             -----
                             100.0%
                             =====

   The accompanying notes are an integral part of these financial statements.
6

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                    1/2/01 (a)
                                                               Year Ended   Year Ended   Year Ended   Year Ended        to
Class II                                                        12/31/05     12/31/04     12/31/03     12/31/02      12/31/01
Net asset value, beginning of period                            $ 10.44      $  8.89      $ 6.71       $   8.29     $  11.07
                                                                -------      -------      ------       --------     --------
Increase (decrease) from investment operations:
 Net investment income                                          $  0.06      $  0.04      $ 0.03       $   0.01     $   0.08
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    0.75        1.57         2.17          (1.59)       (2.71)
                                                                -------      -------      ------       --------     --------
    Net increase (decrease) from investment operations          $  0.81      $  1.61      $ 2.20       $  (1.58)    $  (2.63)
Distributions to shareholders:
 Net investment income                                            (0.05)       (0.06)      (0.02)            --        (0.15)
                                                                -------      -------      ------       --------     --------
 Net increase (decrease) in net asset value                     $  0.76      $  1.55      $ 2.18       $  (1.58)    $  (2.78)
                                                                -------      -------      ------       --------     --------
 Net asset value, end of period                                 $ 11.20      $ 10.44      $ 8.89       $   6.71     $   8.29
                                                                =======      =======      ======       ========     ========
Total return*                                                      7.81%       18.20%      32.92%        (19.06)%     (23.44)%
Ratio of net expenses to average net assets                        1.75%        1.75%       1.79%          1.86%        3.22%
Ratio of net investment income (loss) to average net assets        0.66%        0.61%       0.56%          0.25%       (2.56)%
Portfolio turnover rate                                              95%          55%         52%            95%          73%
Net assets, end of period (in thousands)                        $ 9,958      $ 8,252      $5,005       $  1,829     $    398
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      2.01%        2.20%       2.75%          2.66%        4.57%
 Net investment income (loss)                                      0.40%        0.17%      (0.40)%        (0.54)%      (3.90)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.75%
 Net investment income (loss)                                      0.66%

(a) Class II shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (Cost $15,777,172)                                  $ 18,335,402
 Cash                                                                                        360,949
 Receivables --
   Fund shares sold                                                                            4,979
   Dividends, interest and foreign taxes withheld                                             24,054
                                                                                        ------------
   Total assets                                                                         $ 18,725,384
                                                                                        ------------
LIABILITIES:
 Payables --
   Fund shares repurchased                                                              $      1,370
 Due to affiliates                                                                             4,020
 Accrued expenses                                                                             48,290
                                                                                        ------------
   Total liabilities                                                                    $     53,680
                                                                                        ------------
NET ASSETS:
 Paid-in capital                                                                        $ 20,701,846
 Undistributed net investment income                                                         106,090
 Accumulated net realized loss                                                            (4,694,306)
 Net unrealized gain (loss) on:
   Investments                                                                             2,558,230
   Forward foreign currency contracts and other assets and liabilities denominated
    in foreign currencies                                                                       (156)
                                                                                        ------------
   Total net assets                                                                     $ 18,671,704
                                                                                        ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                           $  8,714,040
 Shares outstanding                                                                          763,219
                                                                                        ------------
   Net asset value per share                                                            $      11.42
 Class II:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                           $  9,957,664
 Shares outstanding                                                                          889,288
                                                                                        ------------
   Net asset value per share                                                            $      11.20

   The accompanying notes are an integral part of these financial statements.
8

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                   Year
                                                                                                   Ended
                                                                                                 12/31/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $63,473)                                          $    436,678
 Interest                                                                                             6,748
                                                                                               ------------
  Total investment income                                                                      $    443,426
                                                                                               ------------
EXPENSES:
 Management fees                                                                               $    181,631
 Transfer agent fees and expenses                                                                     2,753
 Distribution fees (Class II)                                                                        22,956
 Administrative reimbursements                                                                       18,512
 Custodian fees                                                                                      37,053
 Professional fees                                                                                   42,316
 Printing expense                                                                                    12,988
 Fees and expenses of nonaffiliated trustees                                                          4,005
 Miscellaneous                                                                                       20,492
                                                                                               ------------
  Total expenses                                                                               $    342,706
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.           (47,561)
                                                                                               ------------
  Net expenses                                                                                 $    295,145
                                                                                               ------------
    Net investment income                                                                      $    148,281
                                                                                               ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
   Investments                                                                                 $  3,151,091
   Forward foreign currency contracts and other assets and liabilities denominated
    in foreign currencies                                                                           (42,124)
                                                                                               ------------
                                                                                               $  3,108,967
                                                                                               ------------
 Change in net unrealized loss from:
   Investments                                                                                 $ (1,854,575)
   Forward foreign currency contracts and other assets and liabilities denominated
    in foreign currencies                                                                            (2,742)
                                                                                               ------------
                                                                                               $ (1,857,317)
                                                                                               ------------
 Net gain on investments, futures contracts and foreign currency transactions                  $  1,251,650
                                                                                               ============
 Net increase in net assets resulting from operations                                          $  1,399,931
                                                                                               ============

   The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                             Year              Year
                                                                                            Ended             Ended
                                                                                           12/31/05          12/31/04
FROM OPERATIONS:
Net investment income                                                                   $    148,281      $    118,530
Net realized gain on investments                                                           3,108,967         1,154,559
Change in net unrealized gain or loss on investments, futures contracts and foreign
 currency transactions                                                                    (1,857,317)        1,402,807
                                                                                        ------------      ------------
  Net increase in net assets resulting  from operations                                 $  1,399,931      $  2,675,896
                                                                                        ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                                $    (58,420)     $    (65,951)
 Class II                                                                                    (44,828)          (38,910)
                                                                                        ------------      ------------
  Total distributions to shareowners                                                    $   (103,248)     $   (104,861)
                                                                                        ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                        $  3,090,347      $  3,890,105
Reinvestment of distributions                                                                103,248           104,862
Cost of shares repurchased                                                                (3,544,212)       (3,175,336)
                                                                                        ------------      ------------
 Net increase (decrease) in net assets resulting from Fund share transactions           $   (350,617)     $    819,631
                                                                                        ------------      ------------
 Net increase in net assets                                                             $    946,066      $  3,390,666
                                                                                        ------------      ------------
NET ASSETS:
Beginning of year                                                                       $ 17,725,638      $ 14,334,972
                                                                                        ------------      ------------
End of year                                                                             $ 18,671,704      $ 17,725,638
                                                                                        ------------      ------------
Undistributed net investment income, end of year                                        $    106,090      $    103,181
                                                                                        ============      ============

   The accompanying notes are an integral part of these financial statements.
10

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
The Pioneer Europe Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money
     Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only)
   Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
     shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
     Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
     Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
     (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
     (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
     shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
     (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
     (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
     Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
     Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
     Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The investment objective of Europe VCT Portfolio is to seek long-term capital growth.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

A. Security Valuation
   Security transactions are recorded as of trade date. Net asset values for the portfolio is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Portfolio determines its net asset value. Consequently, the Board of Trustees of the Portfolio has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Portfolio. The Portfolio may also take into consideration other significant events in determining the fair value of these securities. Thus, the Portfolio's securities valuations may differ from prices reported by the various local exchanges and markets. At December 31, 2005, there were no fair valued securities.

   All securities that trade in foreign markets whose closing prices are as of times prior to the close of the NYSE and that are held by Europe Portfolio are fair valued using vendor-supplied pricing updates for each security to the time of the close of the NYSE. Temporary cash investments and securities held by the Portfolio are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Foreign Currency Translation
   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts
   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of December 31, 2005, the Portfolio had no outstanding portfolio or settlement hedges.

D. Taxes
   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In Addition to the requirements of the Internal Revenue Code, the portfolio may also be required to pay local taxes on the recognition of capital gains and/ or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2005, no such taxes were paid.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Europe VCT Portfolio had a capital loss carryforward of $4,600,975 of which the following amounts will expire between 2009 and 2011 if not utilized: $1,921,644 in 2009, $1,896,288 in 2010 and
   $783,043 in 2011.

   The Portfolio elected to defer $17,485 in capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ending December 31, 2006.

   At December 31, 2005, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset value of the Portfolio and are designed to present the Portfolio's capital accounts on a tax basis.

-------------------------------------------------------------------------------------
                                 Undistributed Net   Accumulated Net
                                 Investment Income    Realized Gain
                                       (Loss)            (Loss)       Paid-In Capital
-------------------------------------------------------------------------------------
 Pioneer Europe VCT Portfolio         $(42,124)         $42,124           $--
                                      ========          =======           ===
-------------------------------------------------------------------------------------

   The following chart shows the distributions paid during the years ended December 31, 2005 and December 31, 2004 and the components of distributable earnings (accumulated losses) as of December 31, 2005, on a tax basis.

------------------------------------------------------------------------------------
                                                                2005          2004
------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                            $   103,248     $104,861
 Long-Term capital gain                                              --           --
                                                            -----------     --------
                                                            $   103,248     $104,861
 Return of Capital                                                   --           --
                                                            -----------     --------
  Total distributions                                       $   103,248     $104,861
                                                            ===========     ========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                              $   106,090
 Undistributed long-term gain/(capital loss carryforward)    (4,600,975)
 Post-October loss deferred                                     (17,485)
 Unrealized appreciation (depreciation)                       2,482,228
                                                            -----------
  Total                                                     $(2,030,142)
                                                            ===========
------------------------------------------------------------------------------------

   For the fiscal year ending December 31, 2005, Europe Portfolio has elected to pass through foreign tax credits of $46,274.

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

E. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

   unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted-net assets at the beginning of the day. The Portfolio declares as daily dividends substantially all of its respective net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F. Securities Lending
   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Portfolio's custodian.

G. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolio. Management fees are calculated daily at the annual rate of 1.00% of the Portfolio's average daily net assets.

Through May 1, 2006, PIM has agreed not to impose a portion of its management fees and to limit other operating expenses to the extent required to limit expenses of Class I shares to 1.50% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $182 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $3,699 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Distribution Plans
The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $139 payable to PFD at December 31, 2005.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. Aggregate Unrealized Appreciation and Depreciation
At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

----------------------------------------------------------------------------------------
                                                                               Net
                                            Gross            Gross        Appreciation/
                         Tax Cost       Appreciation     Depreciation     (Depreciation)
----------------------------------------------------------------------------------------
 Europe Portfolio      $15,853,018       $2,607,249       $ (124,865)       $2,482,384
                       ===========       ==========       ==========        ==========
----------------------------------------------------------------------------------------

6. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $16,879,436 and $17,364,001, respectively.

7. Capital Shares
At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

------------------------------------------------------------------------------------------
Europe Portfolio                  '05 Shares     '05 Amount    '04 Shares      '04 Amount
------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                         21,878    $    233,953       43,531     $    395,370
 Reinvestment of distributions        5,591          58,420        7,232           65,952
 Shares repurchased                (155,613)     (1,693,646)    (190,688)      (1,758,638)
                                   ------------------------------------------------------
  Net decrease                     (128,144)   $ (1,401,273)    (139,925)    $ (1,297,316)
                                   ======================================================
 CLASS II:
 Shares sold                        268,948    $  2,856,394      374,441     $  3,494,736
 Reinvestment of distributions        4,369          44,828        4,343           38,910
 Shares repurchased                (174,429)     (1,850,566)    (151,264)      (1,416,699)
                                   ------------------------------------------------------
  Net increase                       98,888    $  1,050,656      227,520     $  2,116,947
                                   ======================================================

ADDITIONAL INFORMATION (unaudited)
The qualifying percentage of certain Portfolios' ordinary income dividends for the purposes of the corporate dividends received deduction and the percentage of those ordinary dividends that are subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 were as follows:

--------------------------------------------------------------------------------
                                                     Dividend         Qualified
                                                     Received         Dividend
                                                    Deduction          Income
--------------------------------------------------------------------------------
 Europe Portfolio                                      0.00%           100.00%
--------------------------------------------------------------------------------

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Europe VCT Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Europe VCT Portfolio, one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the year ended December 31, 2001 was audited by other auditors who have ceased operations and whose report, dated February 8, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Europe VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                              /s/ Ernst & Young LLP

Boston, Massachusetts
February 10, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio (the "Fund")
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group selected by the Independent Trustees for this purpose,
(2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of brake points in the management fee, reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2005, the third quintile for the three years ended June 30, 2005, and the fifth quintile for the five years ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the second quintile (after fee waivers) relative to the management fees paid by the other funds in that peer group for the comparable period and in the fifth quintile without giving effect to fee waivers. The Investment Adviser agreed to reduce the management fee to 0.85% of average daily net assets, which would place the Fund in the third quintile of the peer group, and to add a break point in the management fee. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio (before and after giving effect to the expense limitation) for the 12 months ended June 30, 2005 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (after giving effect to the expense limitation) was in the fifth quintile of this peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fees, the Trustees concluded

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   that any perceived or potential economies of scale would be shared at future asset levels, in a reasonable manner as the Fund grows in size, between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Europe VCT Portfolio

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TRUSTEES, OFFICERS AND SERVICE PROVIDERS
-----------------------------------------------------------------------------------------------------------------------------------
Investment Adviser                                              Trustees and Officers
Pioneer Investment Management, Inc.                             The Trust's Board of Trustees provides broad supervision
                                                                over the affairs of the Trust. The officers of the Trust are
Custodian                                                       responsible for the Trust's operations. The Trust's Trustees
Brown Brothers Harriman & Co.                                   and officers are listed below, together with their principal occupations during the past five years. Trustees who are
Independent Registered Public Accounting Firm                   interested persons of the Portfolio within the meaning of
Ernst & Young LLP                                               the Investment Company Act of 1940 are referred to as
                                                                Interested Trustees. Trustees who are not interested persons
Principal Underwriter                                           of the Trust are referred to as Independent Trustees. Each
Pioneer Funds Distributor, Inc.                                 of the Trustees may serve as a trustee of each of the 91
                                                                U.S. registered investment portfolios for which Pioneer
Legal Counsel                                                   Investment Management, Inc. ("Pioneer") serves as investment
Wilmer Cutler Pickering Hale and Dorr LLP                       adviser (the "Trust"). The address for all Interested
                                                                Trustees and all officers of the Portfolio is 60 State
Shareowner Services and Transfer                                Street, Boston, Massachusetts 02109.
Pioneer Investment Management Shareholder Services, Inc.
                                                                The Trust's statement of additional information provides more detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                1-800-225-6292.

                                                                Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                   POSITIONS HELD     TERM OF OFFICE AND        PRINCIPAL OCCUPATION DURING          OTHER DIRECTORSHIPS HELD
NAME AND AGE       WITH THE TRUST     LENGTH OF SERVICE         PAST FIVE YEARS                      BY THIS TRUSTEE

John F. Cogan,     Chairman of the    Since 1994. Serves        Deputy Chairman and a Director of    Chairman and Directors
Jr. (79)*          Board, Trustee     until successor trustee   Pioneer Global Asset Management      of ICI Mutual Insurance
                   and President      is elected or earlier     S.p.A. ("PGAM"); Non-Executive       Company; Director of Harbor
                                      retirement or removal.    Chairman and a Director of Pioneer   Global Company, Ltd.
                                                                Investment Management USA Inc.
                                                                ("PIM-USA"); Chairman and a
                                                                Director of Pioneer; Director of
                                                                Pioneer Alternative Investment
                                                                Management Limited (Dublin);
                                                                President and a Director of Pioneer
                                                                Alternative Investment Management
                                                                (Bermuda) Limited and affiliated
                                                                funds; Director of PIOGLOBAL Real
                                                                Estate Investment Fund (Russia);
                                                                Director of Nano-C, Inc. (since
                                                                2003); Director of Cole Investment
                                                                Corporation (since 2004); Director
                                                                of Fiduciary Counseling Inc.;
                                                                President and Director of Pioneer
                                                                Funds Distributor, Inc. ("PFD");
                                                                President of all of the Pioneer
                                                                Funds; and Of Counsel, Wilmer
                                                                Cutler Pickering Hale and Dorr LLP
                                                                (counsel to PIM-USA and the Pioneer
                                                                Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                           (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                            POSITIONS HELD   TERM OF OFFICE AND  PRINCIPAL OCCUPATION DURING          OTHER DIRECTORSHIPS HELD
NAME AND AGE                WITH THE TRUST   LENGTH OF SERVICE   PAST FIVE YEARS                      BY THIS TRUSTEE
David R. Bock** (62)        Trustee          Since 2005.         Senior Vice President and Chief      Director of The Enterprise
3050 K. Street NW,                           Serves until a      Financial Officer, I-trax, Inc.      Social Investment Company
Washington, DC 20007                         successor trustee   (publicly traded health care         (privately-held affordable
                                             is elected or       services company) (2001-present);    housing finance company);
                                             earlier retirement  Managing Partner, Federal City       Director of New York Mortgage
                                             or removal.         Capital Advisors (boutique merchant  Trust (publicly traded
                                                                 bank) (2002 to 2004); Executive      mortgage REIT)
                                                                 Vice President and Chief Financial
                                                                 Officer, Pedestal Inc.
                                                                 (internet-based mortgage trading
                                                                 company) (2000-2002).

* Mr. Bock became a Trustee of the Trust on January 1, 2005.
-----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)           Trustee          Since 2000.         President, Bush International        Director of Brady Corporation
3509 Woodbine Street,                        Serves until        (international financial advisory    (industrial identification
Chevy Chase, MD 20815                        successor trustee   firm).                               and specialty coated material
                                             is elected or                                            products manufacturer),
                                             earlier retirement                                       Mortgage Guaranty Insurance
                                             or removal.                                              Corporation, and Briggs &
                                                                                                      Stratton, Inc. (engine
                                                                                                      manufacturer)
-----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58)   Trustee          Since 2000.         Founding Director, The Winthrop      None
1001 Sherbrooke Street                       Serves until        Group, Inc. (consulting firm);
West, Montreal, Quebec,                      successor trustee   Desautels, Faculty of Management,
Canada H3A 1G5                               is elected or       McGill University.
                                             earlier retirement
                                             or removal.
-----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)    Trustee          Since 1995.         President and Chief Executive        Director of New America High
One Boston Place,                            Serves until        Officer, Newbury, Piret & Company,   Income Fund, Inc. (closed-end
28th Floor,                                  successor trustee   Inc. (investment banking firm).      investment company)
Boston, MA 02108                             is elected or
                                             earlier retirement
                                             or removal.
-----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)          Trustee          Since September,    President, John Winthrop & Co.,      None
One North Adgers Wharf,                      2000. Serves until  Inc. (private investment firm).
Charleston, SC 29401                         successor trustee
                                             is elected or
                                             earlier retirement
                                             or removal.
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                           (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                            POSITIONS HELD   TERM OF OFFICE AND  PRINCIPAL OCCUPATION DURING          OTHER DIRECTORSHIPS HELD
NAME AND AGE                WITH THE TRUST   LENGTH OF SERVICE   PAST FIVE YEARS                      BY THIS TRUSTEE
Osbert M. Hood (53)**       Executive Vice   Since 2005.         President and Chief Executive        Trustee of certain
                            President        Serves at           Officer, PIM-USA since May 2003      Pioneer funds
                                             the discretion      (Director since January 2001);
                                             of Board.           President and Director of Pioneer
                                                                 since May 2003; Chairman and
                                                                 Director of Pioneer Investment
                                                                 Management Shareholder Services,
                                                                 Inc. ("PIMSS") since May 2003;
                                                                 Executive Vice President of all of
                                                                 the Pioneer Funds since June 2003;
                                                                 Executive Vice President and Chief
                                                                 Operating Officer of PIM-USA,
                                                                 November 2000 to May 2003;
                                                                 Executive Vice President, Chief
                                                                 Financial Officer and Treasurer,
                                                                 John Hancock Advisers, L.L.C.,
                                                                 Boston, MA, November 1999 to
                                                                 November 2000; Senior Vice
                                                                 President and Chief Financial
                                                                 Officer, John Hancock Advisers,
                                                                 L.L.C., April 1997 to November
                                                                 1999.
-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58)    Secretary        Since September,    Secretary of PIM-USA; Senior Vice    None
                                             2003. Serves at     President - Legal of Pioneer; and
                                             the discretion      Secretary/Clerk of most of
                                             of the Board.       PIM-USA's subsidiaries; Secretary
                                                                 of all of the Pioneer Funds since
                                                                 September 2003 (Assistant Secretary
                                                                 from November 2000 to September
                                                                 2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (41)  Assistant        Since September,    Assistant Vice President and Senior  None
                            Secretary        2003. Serves at     Counsel of Pioneer since July 2002;
                                             the discretion      Vice President and Senior Counsel
                                             of the Board.       of BISYS Fund Services, Inc. (April
                                                                 2001 to June 2002); Senior Vice
                                                                 President and Deputy General
                                                                 Counsel of Funds Distributor, Inc.
                                                                 (July 2000 to April 2001) and
                                                                 Assistant Secretary of all Pioneer
                                                                 Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)        Assistant        Since September,    Partner, Wilmer Cutler Pickering     None
                            Secretary        2003. Serves at     Hale and Dorr LLP; Assistant
                                             the discretion      Secretary of all Pioneer Funds
                                             of the Board.       since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)           Treasurer        Since November,     Vice President - Fund Accounting,    None
                                             2000. Serves at     Administration and Custody Services
                                             the discretion      of Pioneer; and Treasurer of all of
                                             of the Board.       the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)        Assistant        Since November,     Deputy Treasurer of Pioneer since    None
                            Treasurer        2004. Serves at     2004; Treasurer and Senior Vice
                                             the discretion      President, CDC IXIS Asset
                                             of the Board.       Management Services from 2002 to
                                                                 2003; Assistant Treasurer and Vice
                                                                 President, MFS Investment
                                                                 Management from 1997 to 2002; and
                                                                 Assistant Treasurer of all of the
                                                                 Pioneer Funds since November 2004.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Europe VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                           (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                            POSITIONS HELD   TERM OF OFFICE AND  PRINCIPAL OCCUPATION DURING          OTHER DIRECTORSHIPS HELD
NAME AND AGE                WITH THE TRUST   LENGTH OF SERVICE   PAST FIVE YEARS                      BY THIS TRUSTEE
Luis I. Presutti (40)       Assistant        Since November,     Assistant Vice President - Fund      None
                            Treasurer        2000. Serves at     Accounting, Administration and
                                             the discretion      Custody Services of Pioneer; and
                                             of the Board.       Assistant Treasurer of all of the
                                                                 Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)          Assistant        Since May,          Fund Accounting Manager - Fund       None
                            Treasurer        2002. Serves        Accounting, Administration and
                                             at the discretion   Custody Services of Pioneer; and
                                             of the Board.       Assistant Treasurer of all of the
                                                                 Pioneer Funds since May 2002.
-----------------------------------------------------------------------------------------------------------------------------------
Katharine Kim Sullivan      Assistant        Since September,    Fund Administration Manager - Fund   None
(32)                        Treasurer        2003. Serves at     Accounting, Administration and
                                             the discretion      Custody Services since June 2003;
                                             of the Board.       Assistant Vice President - Mutual
                                                                 Fund Operations of State Street
                                                                 Corporation from June 2002 to June
                                                                 2003 (formerly Deutsche Bank Asset
                                                                 Management); Pioneer Fund
                                                                 Accounting, Administration and
                                                                 Custody Services (Fund Accounting
                                                                 Manager from August 1999 to May
                                                                 2002); and Assistant Treasurer of
                                                                 all Pioneer Funds since September
                                                                 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)        Chief            Since October,      Chief Compliance Officer of Pioneer  None
                            Compliance       2004. Serves        (Director of Compliance and Senior
                            Officer          at the discretion   Counsel from November 2000 to
                                             of the Board.       September 2004); and Chief
                                                                 Compliance Officer of all of the
                                                                 Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

[LOGO] PIONEER
       Investments(R)


Pioneer Variable Contracts Trust

Issuer

Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company,
Contract Form A3025-96 GRC


General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


18666-00-0206


                                                            [LOGO]PIONEER
                                                                  Investments(R)



                                                PIONEER VARIABLE CONTRACTS TRUST

                                   Pioneer Fund VCT Portfolio -- Class II Shares



                                                                   ANNUAL REPORT
                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

T a b l e   o f   C o n t e n t s
--------------------------------------------------------------------------------


Pioneer Fund VCT Portfolio

  Portfolio and Performance Update                                             2

  Comparing Ongoing Portfolio Expenses                                         3

  Portfolio Management Discussion                                              4

  Schedule of Investments                                                      6

  Financial Statements                                                        10

  Notes to Financial Statements                                               14

  Report of Independent Registered Public
    Accounting Firm                                                           20

  Factors Considered by the Independent Trustees
    in Approving the Management Contract                                      21

  Trustees, Officers and Service Providers                                    24


Before investing consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.


The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

U.S. Common Stocks                                                          94.1%
Depositary Receipts for International Stocks                                 3.6%
International Common Stocks                                                  2.3%

Sector Distribution
(As a percentage of equity holdings)

Fnancials                                                                   17.6%
Consumer Discretionary                                                      15.3%
Information Technology                                                      13.2%
Industrials                                                                 13.0%
Health Care                                                                 11.5%
Consumer Staples                                                            10.2%
Energy                                                                       7.0%
Materials                                                                    7.0%
Telecommunication Services                                                   3.7%
Utilities                                                                    1.5%

Five Largest Holdings
(As a percentage of equity holdings)

1. Rio Tinto Plc                                                            2.19%
2. ChevronTexaco Corp.                                                      2.04
3. United Technologies Corp.                                                2.04
4. Norfolk Southern Corp.                                                   2.00
5. Target Corp.                                                             1.96

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                              12/31/05       12/31/04
Net Asset Value per Share     $ 21.49        $ 20.51


                              Net
Distributions per Share       Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)           Income         Capital Gains     Capital Gains
                              $ 0.2291       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment
The following chart shows the change in value of an investment made in Pioneer Fund VCT Portfolio at net asset value, compared to that of the Standard &
Poor's (S&P) 500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

              Pioneer Fund
              VCT Portfolio           S&P 500
10/97             10000                10000
                  10545                10642
                  13257                13686
12/99             15312                16564
                  15561                15057
12/01             13835                13268
                  11172                10337
12/03             13790                13300
                  15297                14747
12/05             16204                15470

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.
--------------------------------------------------------------------------------

Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                                              6.09%
(10/31/97)
5 Years                                                                    0.81%
1 Year                                                                     5.94%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund VCT Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005

          Share Class                                                     II
          ----------------------------------------------------------------------
          Beginning Account Value on 7/1/05                           $ 1,000.00
          Ending Account Value on 12/31/05                            $ 1,067.73
          Expenses Paid During Period*                                $     4.95

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2005 through December 31, 2005



          Share Class                                                    II
          ----------------------------------------------------------------------
          Beginning Account Value on 7/1/05                          $ 1,000.00
          Ending Account Value on 12/31/05                           $ 1,020.42
          Expenses Paid During Period*                               $     4.84

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

In the following discussion, portfolio manager John Carey discusses the performance of Pioneer Fund VCT Portfolio, as well as the investment environment over the twelve-month period ended December 31, 2005.

Q. Please describe the investment environment in 2005, particularly the second half, and the performance of Pioneer Fund VCT Portfolio.
A. After a listless first half for the stock market, the second half of 2005 saw gains. For the year 2005 as a whole, the Standard & Poor's 500 Index, an unmanaged index of the general stock market, showed a total return of 4.91%. We were pleased that Class II shares of Pioneer Fund VCT Portfolio did better, with a total return for the year of 5.94% at net asset value. All of the increase took place in the final six months, indeed much of it in the last couple of months, of the year. For those six months ended December 31, Pioneer Fund VCT Portfolio increased by 6.77% at net asset value, versus an increase of 5.76% for the S&P 500.

   Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   As we discussed in our June 30 letter, investors responded to the high prices for oil and natural gas early in the year by piling into everything related to energy, including utilities. We noted, though, that changes were occurring beneath the surface and that other sectors appeared to be emerging as better values. That came to pass particularly in the fourth quarter, when energy and utilities were the two worst performing sectors of the S&P 500, both showing declines versus an index rising overall. Being somewhat underweight in those two sectors was helpful to the Portfolio's performance in the fourth quarter, as was our being overweight in the still strongly performing materials sector. Otherwise our good stock selection in both health care and industrials contributed positively. For the second six months of 2005, our investments in those same three sectors, materials, health care, and industrials, also provided the positive difference in our performance. Especially big contributors among individual stocks over the six months were Rio Tinto and Phelps Dodge in materials, Barr Pharmaceuticals in health care, and Norfolk Southern and Burlington Northern Santa Fe in industrials.

   Our weakest second half performance was in consumer staples, where our holdings in Hershey and Sysco both declined. Within the energy sector, our de-emphasis of the energy equipment-and-services industry detracted, as that industry had superior returns to those of its sector.

   With regard again to the investing environment in general in the second half, there were shifts underway as investors diversified their portfolios. High growth situations seemed especially to attract investors, as exemplified by the stunning upward move in the share price of Google, a stock we have not owned, from what we thought were already quite elevated levels in terms of price to earnings and sales. However, the persistently high energy and other commodity prices, as well as projections for increased capital spending in capacity-constrained industries, continued to provide firm support for the so-called "old economy." So it has been something of a bifurcated market and one in which one treads with care. It does seem, though, that an underlying "theme" to investor behavior has been a powerful attraction to potential for above-average earnings growth, whether from high tech or low tech. We take that as our cue to maintain our focus on companies with compelling fundamentals regardless of industry or sector.

Q. Did you make changes to the Portfolio in the second half? Please discuss.
A. We saw a fair amount of merger-and-acquisition activity in our own portfolio, and we made customary changes based on our views of relative valuations. Taken together, the trades in the second half resulted in the addition of fifteen positions and the deletion of fifteen. Sector by sector, starting with energy, we took profits on Schlumberger, thinking that the price reflected our estimate of earnings potential. In materials, we added Dow Chemical, which has impressed us with its improved operations, and realized gains on Phelps Dodge

A Word About Risk:

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   and Newmont Mining. Allegheny Technologies, a stainless-steel producer that has returned to significant profitability in the past year and a half, was a second new entry in materials. In industrials, Masco, manufacturer of plumbing supplies and other home-improvement products, 3M, world leader in adhesives, and Parker Hannifin, major supplier of fluid-control systems and components, were new. Consumer discretionary saw the addition of Yum Brands, former restaurant division of Pepsico and operator of Pizza Hut, Taco Bell, and Kentucky Fried Chicken, among other popular chains. Also new was Federated Department Stores, received in exchange for part of our former holding May Department Stores, which Federated acquired for cash and stock. Disappointment with earnings progress led to our sale of Family Dollar Stores.

   We added three holdings to health care: C. R. Bard and St. Jude Medical, both leaders in medical devices, and Pfizer, which seemed to us to have declined to a price representing good value. We took profits in Guidant following its receipt of a premium acquisition offer from Johnson & Johnson, and we sold Mylan Laboratories, which no longer appeared to us to have a clear path to growth. Financials saw our addition of Compass Bancshares, based in Birmingham, Alabama, and Golden West Financial, headquartered in Oakland, California. Both banks have the combination of competitive return on assets and return on equity that we seek, as well as reasonable share prices. We took profits in our long-term holding Bank of New York, and we sold Montpelier Re Holdings, judging that weather-related losses had seriously impaired its reinsurance business. Finally, Ameriprise Financial, investment services, came into the portfolio as a spin-out from our holding American Express.

   Information technology witnessed the acquisition for cash of SunGard Data Systems. VERITAS Software was also acquired, it by another company we also owned, Symantec. Following the acquisition, discouraged by the prospects for the combined venture, we liquidated all of our shares of Symantec, including the new shares we had received for VERITAS. We also exited Diebold and Computer Sciences, long-term disappointments with respect to earnings growth. While selling those technology positions, we added Cisco Systems, dominant supplier of routers and switches for the internet. After years of "correction" in its share price, Cisco at last sold at a price-to-earnings ratio we regarded as justified. Growth prospects, while more moderate than in the past, still exceed those of many other companies.

   Lastly, in utilities, we sold, at a large percentage gain, our position in Aqua America, which we thought adequately priced, and purchased shares of PG&E (Pacific Gas and Electric), a recovering California utility with a growing dividend yield.

Q. What is your outlook for 2006?

A. Our outlook for 2006 is cautious. We think that the moderate expectations for economic growth can be met, and we also look for higher earnings and dividends. The broad consensus estimate of roughly 3.5% real GDP growth looks reasonable to us, and we likewise think that 6-8% earnings growth for the S&P 500 is doable. However, we are starting to see powerful headwinds in the form of higher short-term interest rates, stubbornly high oil and natural gas prices, and a slowing housing market. We also watch international events out of the corner of our eye, and we remember that there are U.S. congressional elections this fall. Finally, as was certainly impressed on us in 2005, the weather and other natural disasters can throw quite a wrench in the works. The result of all those crosscurrents could be a more volatile market than we've seen in a while. We believe that another result might be defensive positioning by investors. Certainly the higher yields on money-market and other short-term debt instruments are already providing tougher competition for stocks. Our emphasis in this environment will be on stocks with good earnings and dividend support. If it is a softer economy that lies ahead, the companies less vulnerable to large earnings declines may prove better bets.

   Thank you as always for your support.


   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

     Shares                                                                Value
                  COMMON STOCKS - 100.0%
                  Energy - 7.0%
                  Integrated Oil & Gas - 5.4%
     179,531      Chevron Corp.                                     $ 10,191,975
      88,025      ConocoPhillips                                       5,121,295
     114,668      Exxon Mobil Corp.                                    6,440,902
      63,625      Occidental Petroleum Corp.                           5,082,365
                                                                    ------------
                                                                    $ 26,836,537
                                                                    ------------
                  Oil & Gas Equipment & Services - 0.3%
      42,162      Weatherford International, Inc.*                  $  1,526,264
                                                                    ------------
                  Oil & Gas Exploration & Production - 1.3%
      48,194      Apache Corp.                                      $  3,302,253
      67,515      Pioneer Natural Resources Co.                        3,461,494
                                                                    ------------
                                                                    $  6,763,747
                                                                    ------------
                  Total Energy                                      $ 35,126,548
                                                                    ------------
                  Materials - 7.0%
                  Aluminum - 0.4%
      72,726      Alcoa, Inc.                                       $  2,150,508
                                                                    ------------
                  Diversified Chemical - 1.2%
      70,100      Dow Chemical Co.                                  $  3,071,782
      44,427      E.I. du Pont de Nemours & Co.                        1,888,148
      20,057      PPG Industries, Inc.                                 1,161,300
                                                                    ------------
                                                                    $  6,121,230
                                                                    ------------
                  Diversified Metals & Mining - 3.6%
      90,507      BHP Billiton, Ltd. (A.D.R.)                       $  3,024,744
      98,510      Inco, Ltd.                                           4,292,081
     239,324      Rio Tinto Plc                                       10,930,255
                                                                    ------------
                                                                    $ 18,247,080
                                                                    ------------
                  Gold - 0.2%
      21,960      Newmont Mining Corp.                              $  1,172,664
                                                                    ------------
                  Industrial Gases - 0.9%
      25,334      Air Products & Chemicals, Inc.                    $  1,499,519
      53,762      Praxair, Inc.                                        2,847,236
                                                                    ------------
                                                                    $  4,346,755
                                                                    ------------
                  Paper Products - 0.3%
      50,997      Meadwestvaco Corp.                                $  1,429,446
                                                                    ------------
                  Specialty Chemicals - 0.3%
      37,481      Ecolab, Inc.                                      $  1,359,436
                                                                    ------------
                  Steel - 0.1%
       7,255      Allegheny Technologies, Inc.                      $    261,760
                                                                    ------------
                  Total Materials                                   $ 35,088,879
                                                                    ------------
                  Capital Goods - 9.5%
                  Aerospace & Defense - 3.0%
      43,011      General Dynamics Corp.                            $  4,905,405
     181,953      United Technologies Corp.                           10,172,992
                                                                    ------------
                                                                    $ 15,078,397
                                                                    ------------

     Shares                                                                Value
                  Building Products - 0.1%
       8,309      Masco Corp.                                       $    250,849
                                                                    ------------
                  Construction & Farm Machinery &
                  Heavy Trucks - 3.7%
      99,679      Caterpillar, Inc.                                 $  5,758,456
      94,266      Deere & Co.                                          6,420,457
      91,215      PACCAR, Inc.                                         6,314,814
                                                                    ------------
                                                                    $ 18,493,727
                                                                    ------------
                  Electrical Component & Equipment - 1.2%
      55,395      Emerson Electric Co.                              $  4,138,007
      29,606      Rockwell International Corp.                         1,751,491
                                                                    ------------
                                                                    $  5,889,498
                                                                    ------------
                  Industrial Conglomerates - 1.3%
       7,200      3M Co.                                            $    558,000
     169,108      General Electric Co.                                 5,927,235
                                                                    ------------
                                                                    $  6,485,235
                                                                    ------------
                  Industrial Machinery - 0.2%
      16,367      Parker Hannifin Corp.                             $  1,079,567
                                                                    ------------
                  Total Capital Goods                               $ 47,277,273
                                                                    ------------
                  Transportation - 3.6%
                  Airlines - 0.5%
     151,393      Southwest Airlines Co.                            $  2,487,387
                                                                    ------------
                  Railroads - 3.1%
      74,802      Burlington Northern, Inc.                         $  5,297,478
     222,911      Norfolk Southern Corp.                               9,993,100
                                                                    ------------
                                                                    $ 15,290,578
                                                                    ------------
                  Total Transportation                              $ 17,777,965
                                                                    ------------
                  Automobiles & Components - 2.5%
                  Auto Parts & Equipment - 1.5%
     101,606      Johnson Controls, Inc.                            $  7,408,093
                                                                    ------------
                  Automobile Manufacturers - 1.0%
     628,984      Ford Motor Corp.                                  $  4,855,756
                                                                    ------------
                  Total Automobiles & Components                    $ 12,263,849
                                                                    ------------
                  Consumer Durables & Apparel - 0.2%
                  Apparel, Accessories & Luxury Goods - 0.2%
      23,883      Liz Claiborne, Inc.                               $    855,489
                                                                    ------------
                  Total Consumer Durables & Apparel                 $    855,489
                                                                    ------------
                  Consumer Services - 0.1%
                  Restaurants - 0.1%
       7,325      Tricon Global Restaurants, Inc.                   $    343,396
                                                                    ------------
                  Total Consumer Services                           $    343,396
                                                                    ------------
                  Media - 5.7%
                  Advertising - 0.7%
      42,090      Omnicom Group                                     $  3,583,122
                                                                    ------------

6   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                                Value
                  Movies & Entertainment - 0.8%
     162,516      The Walt Disney Co.                               $  3,895,509
                                                                    ------------
                  Publishing - 4.2%
      41,058      Elsevier NV                                       $    573,242
     100,160      Gannett Co.                                          6,066,691
     125,263      John Wiley & Sons, Inc.                              4,890,268
     188,438      McGraw-Hill Co., Inc.                                9,729,054
                                                                    ------------
                                                                    $ 21,259,255
                                                                    ------------
                  Total Media                                       $ 28,737,886
                                                                    ------------
                  Retailing - 6.8%
                  Apparel Retail - 0.2%
      60,617      Gap Inc.                                          $  1,069,284
                                                                    ------------
                  Computer & Electronics Retail - 0.1%
       9,295      GameStop Corp. (Class B)*                         $    268,626
                                                                    ------------
                  Department Stores - 2.1%
      50,178      Federated Department Stores, Inc.                 $  3,328,307
     193,453      Nordstrom, Inc.                                      7,235,142
                                                                    ------------
                                                                    $ 10,563,449
                                                                    ------------
                  General Merchandise Stores - 1.9%
     177,813      Target Corp.                                      $  9,774,381
                                                                    ------------
                  Home Improvement Retail - 1.9%
     121,451      Home Depot, Inc.                                  $  4,916,336
      70,792      Lowe's Companies, Inc.                               4,718,995
                                                                    ------------
                                                                    $  9,635,331
                                                                    ------------
                  Specialty Stores - 0.6%
      29,018      Barnes & Noble, Inc.                              $  1,238,198
      69,072      Staples, Inc.                                        1,568,625
                                                                    ------------
                                                                    $  2,806,823
                                                                    ------------
                  Total Retailing                                   $ 34,117,894
                                                                    ------------
                  Food & Drug Retailing - 3.3%
                  Drug Retail - 2.1%
      75,467      CVS Corp.                                         $  1,993,838
     190,303      Walgreen Co.                                         8,422,811
                                                                    ------------
                                                                    $ 10,416,649
                                                                    ------------
                  Food Distributors - 1.0%
     161,566      Sysco Corp.                                       $  5,016,624
                                                                    ------------
                  Hypermarkets & Supercenters - 0.2%
      19,649      Costco Wholesale Corp.                            $    972,036
                                                                    ------------
                  Total Food & Drug Retailing                       $ 16,405,309
                                                                    ------------

     Shares                                                                Value
                  Food, Beverage & Tobacco - 5.2%
                  Packaged Foods & Meats - 3.5%
      83,259      Campbell Soup Co.                                 $  2,478,620
      97,063      General Mills, Inc.                                  4,787,147
     145,574      H.J. Heinz Co., Inc.                                 4,908,755
      52,617      Hershey Foods Corp.                                  2,907,089
      23,685      Kellogg Co.                                          1,023,666
      73,473      Sara Lee Corp.                                       1,388,640
                                                                    ------------
                                                                    $ 17,493,917
                                                                    ------------
                  Soft Drinks - 1.7%
     146,681      PepsiCo, Inc.                                     $  8,665,913
                                                                    ------------
                  Total Food, Beverage & Tobacco                    $ 26,159,830
                                                                    ------------
                  Household & Personal Products - 1.7%
                  Household Products - 1.2%
      96,982      Colgate-Palmolive Co.                             $  5,319,463
      14,255      Clorox Co.                                             810,967
                                                                    ------------
                                                                    $  6,130,430
                                                                    ------------
                  Personal Products - 0.5%
      67,208      Estee Lauder Co.*                                 $  2,250,124
                                                                    ------------
                  Total Household & Personal
                  Products                                          $  8,380,554
                                                                    ------------
                  Health Care Equipment & Services - 2.6%
                  Health Care Equipment - 2.6%
      28,200      C. R. Bard, Inc.                                  $  1,858,944
      71,108      Becton, Dickinson & Co.                              4,272,169
      63,338      Biomet, Inc.                                         2,316,271
      39,539      Medtronic, Inc.                                      2,276,260
      21,100      St. Jude Medical, Inc.*                              1,059,220
      30,665      Stryker Corp.                                        1,362,446
                                                                    ------------
                                                                    $ 13,145,310
                                                                    ------------
                  Total Health Care Equipment &
                  Services                                          $ 13,145,310
                                                                    ------------
                  Pharmaceuticals & Biotechnology - 8.9%
                  Biotechnology - 0.8%
      53,778      Amgen, Inc.*                                      $  4,240,933
                                                                    ------------
                  Pharmaceuticals - 8.1%
     102,710      Abbott Laboratories                               $  4,049,855
      53,017      Barr Laboratorie, Inc.*                              3,302,429
     119,085      Bristol-Myers Squibb Co.                             2,736,573
      80,039      Eli Lilly & Co.                                      4,529,407
     137,058      Johnson & Johnson                                    8,237,186
      95,767      Merck & Co., Inc.                                    3,046,348
      77,980      Novartis AG (A.D.R.)                                 4,092,390
     103,100      Pfizer, Inc.                                         2,404,292
      36,377      Roche Holdings AG (A.D.R.)                           2,731,040
     175,915      Schering-Plough Corp.                                3,667,828
      35,811      Teva Pharmaceutical Industries, Ltd.                 1,540,231
                                                                    ------------
                                                                    $ 40,337,579
                                                                    ------------

  The accompanying notes are an integral part of these financial statements.   7

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                    (continued)
--------------------------------------------------------------------------------

     Shares                                                                Value
                  Total Pharmaceuticals &
                  Biotechnology                                     $ 44,578,512
                                                                    ------------
                  Banks - 9.0%
                  Diversified Banks - 4.2%
      66,429      Bank of America Corp.                             $  3,065,698
     235,635      U.S. Bancorp                                         7,043,130
      39,577      Wachovia Corp.                                       2,092,040
     140,973      Wells Fargo & Co.                                    8,857,334
                                                                    ------------
                                                                    $ 21,058,202
                                                                    ------------
                  Regional Banks - 3.1%
      13,577      Compass Bancshares, Inc.                          $    655,633
      83,035      First Horizon National Corp.                         3,191,865
     170,284      National City Corp.                                  5,716,434
      55,102      SunTrust Banks, Inc.                                 4,009,222
      21,817      Zions Bancorporation                                 1,648,493
                                                                    ------------
                                                                    $ 15,221,647
                                                                    ------------
                  Thrifts & Mortgage Finance - 1.7%
      34,700      Golden West Financial Corp.                       $  2,290,200
     146,301      Washington Mutual, Inc.                              6,364,094
                                                                    ------------
                                                                    $  8,654,294
                                                                    ------------
                  Total Banks                                       $ 44,934,143
                                                                    ------------
                  Diversified Financials - 6.1%
                  Asset Management & Custody Banks - 3.5%
      22,545      Ameriprise Financial, Inc.                        $    924,345
      43,970      Federated Investors, Inc.*                           1,628,649
     104,482      State Street Corp.                                   5,792,482
     124,803      T. Rowe Price Associates, Inc.                       8,989,560
                                                                    ------------
                                                                    $ 17,335,036
                                                                    ------------
                  Consumer Finance - 1.2%
     112,725      American Express Co.                              $  5,800,829
                                                                    ------------
                  Investment Banking & Brokerage - 0.8%
      58,452      Merrill Lynch & Co., Inc.                         $  3,958,954
                                                                    ------------
                  Diversified Financial Services - 0.6%
      66,850      Citigroup, Inc.                                   $  3,244,231
                                                                    ------------
                  Total Diversified Financials                      $ 30,339,050
                                                                    ------------
                  Insurance - 2.4%
                  Multi-Line Insurance - 0.2%
      13,522      Hartford Financial Services Group, Inc.           $  1,161,405
                                                                    ------------
                  Property & Casualty Insurance - 2.2%
      20,832      ACE, Ltd.                                         $  1,113,262
      40,815      Axis Capital Holdings, Ltd.                          1,276,693
      68,753      Chubb Corp.                                          6,713,730
      34,082      Safeco Corp.                                         1,925,633
                                                                    ------------
                                                                    $ 11,029,318
                                                                    ------------
                  Total Insurance                                   $ 12,190,723
                                                                    ------------

     Shares                                                                Value
                  Software & Services - 4.1%
                  Application Software - 0.7%
      86,186      Adobe Systems, Inc.                               $  3,185,435
                                                                    ------------
                  Data Processing & Outsourced Services - 2.2%
     181,884      Automatic Data Processing, Inc.                   $  8,346,657
      25,841      DST Systems, Inc.*                                   1,548,134
      28,113      Fiserv, Inc.*                                        1,216,450
                                                                    ------------
                                                                    $ 11,111,241
                                                                    ------------
                  Systems Software - 1.2%
     229,175      Microsoft Corp.                                   $  5,992,926
                                                                    ------------
                  Total Software & Services                         $ 20,289,602
                                                                    ------------
                  Technology Hardware & Equipment - 6.2%
                  Communications Equipment - 2.9%
     139,000      Cisco Systems, Inc.*                              $  2,379,680
     313,651      Motorola, Inc.                                       7,085,375
     274,102      Nokia Corp. (A.D.R.)                                 5,016,067
                                                                    ------------
                                                                    $ 14,481,122
                                                                    ------------
                  Computer Hardware - 2.2%
     106,976      Dell, Inc.*                                       $  3,208,210
     176,511      Hewlett-Packard Co.                                  5,053,510
     703,372      Sun Microsystems, Inc.*                              2,947,129
                                                                    ------------
                                                                    $ 11,208,849
                                                                    ------------
                  Computer Storage & Peripherals - 0.4%
     134,374      EMC Corp.*                                        $  1,830,174
                                                                    ------------
                  Office Electronics - 0.7%
      57,242      Canon, Inc. (A.D.R.)                              $  3,367,547
                                                                    ------------
                  Total Technology Hardware &
                  Equipment                                         $ 30,887,692
                                                                    ------------
                  Semiconductors - 3.0%
                  Semiconductor Equipment - 0.4%
      96,070      Applied Materials, Inc.                           $  1,723,495
                                                                    ------------
                  Semiconductors - 2.6%
      20,845      Freescale Semiconductor, Inc. (Class B)*          $    524,669
     236,129      Intel Corp.                                          5,893,780
     211,248      Texas Instruments, Inc.                              6,774,723
                                                                    ------------
                                                                    $ 13,193,172
                                                                    ------------
                  Total Semiconductors                              $ 14,916,667
                                                                    ------------
                  Telecommunication Services - 3.7%
                  Integrated Telecommunication Services - 3.4%
     279,088      AT&T Corp.                                        $  6,834,865
     141,901      BellSouth Corp.                                      3,845,517
      74,411      Century Telephone Enterprises, Inc.                  2,467,468
     129,130      Verizon Communications, Inc.                         3,889,396
                                                                    ------------
                                                                    $ 17,037,246
                                                                    ------------

8   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              Wireless Telecommunication
              Services - 0.3%
  23,216      Alltel Corp.                                          $  1,464,930
                                                                    ------------
              Total Telecommunication Services                      $ 18,502,176
                                                                    ------------
              Utilities - 1.5%
              Electric Utilities - 0.5%
  15,000      Exelon Corp.                                          $    797,100
  56,177      Southern Co.                                             1,939,792
                                                                    ------------
                                                                    $  2,736,892
                                                                    ------------
              Multi-Utilities - 1.0%
  34,904      Consolidated Edison, Inc.                             $  1,617,100
  74,103      KeySpan Energy Corp.                                     2,644,736
  13,700      PG&E Corp.                                                 508,542
                                                                    ------------
                                                                    $  4,770,378
                                                                    ------------
              Total Utilities                                       $  7,507,270
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $396,395,153)                                   $499,826,017
                                                                    ------------
              TOTAL INVESTMENT
              IN SECURITIES - 100.0%
              (Cost $396,395,153)                                   $499,826,017
                                                                    ------------
              OTHER ASSETS
              AND LIABILITIES - 0.0%                                $   (196,475)
                                                                    ------------
              TOTAL NET ASSETS - 100.0%                             $499,629,542
                                                                    ============

(A.D.R.) American Depositary Receipt
*        Non-income producing security

  The accompanying notes are an integral part of these financial statements.   9

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year Ended    Year Ended    Year Ended   Year Ended   Year Ended
Class II                                                       12/31/05      12/31/04      12/31/03     12/31/02     12/31/01
Net asset value, beginning of period                           $  20.51      $  18.66      $  15.25     $  19.05     $  22.65
                                                               --------      --------      --------     --------     --------
Increase (decrease) from investment operations:
 Net investment income                                         $   0.20      $   0.18      $   0.14     $   0.13     $   0.14
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    1.01          1.85          3.42        (3.78)       (2.59)
                                                               --------      --------      --------     --------     --------
  Net increase (decrease) from investment operations           $   1.21      $   2.03      $   3.56     $  (3.65)    $  (2.45)
Distributions to shareowners:
 Net investment income                                            (0.23)        (0.18)     (  0.15)        (0.15)       (0.13)
 Net realized gain                                                   --            --            --           --        (1.02)
                                                               ---------     ---------     --------     --------     --------
  Net increase (decrease) in net asset value                   $   0.98      $   1.85      $   3.41     $  (3.80)    $  (3.60)
                                                               ---------     ---------     --------     --------     --------
Net asset value, end of period                                 $  21.49      $  20.51      $  18.66     $  15.25     $  19.05
                                                               ========      ========      ========     ========     ========
Total return*                                                      5.94%        10.93%        23.44%     ( 19.25)%     (11.09)%
Ratio of net expenses to average net assets+                       0.95%         0.96%         1.00%        1.06%        1.04%
Ratio of net investment income to average net assets+              1.01%         1.00%         0.87%        0.84%        0.49%
Portfolio turnover rate                                              23%           17%           11%          11%           7%
Net assets, end of period (in thousands)                       $116,656     $ 133,627      $ 87,488     $ 36,218     $ 12,674
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      0.95%         0.96%         1.00%        1.06%        1.04%
 Net investment income                                             1.01%         1.00%         0.87%        0.84%        0.49%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+ Ratios with no reduction for fees paid indirectly.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


10  The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (Cost $396,395,153)            $ 499,826,017
 Cash                                                                    952,541
 Receivables --
  Fund shares sold                                                        22,858
  Dividends, interest and foreign taxes withheld                         958,591
  Due from Pioneer Investment Management, Inc.                             8,177
 Other                                                                    12,616
                                                                   -------------
   Total assets                                                    $ 501,780,800
                                                                   -------------
LIABILITIES:
 Payables --
  Fund shares repurchased                                          $   1,997,352
 Due to affiliates                                                        21,577
 Accrued expenses                                                        132,329
                                                                   -------------
   Total liabilities                                               $   2,151,258
                                                                   -------------
NET ASSETS:
 Paid-in capital                                                   $ 436,333,003
 Undistributed net investment income                                      27,272
 Accumulated net realized loss                                       (40,161,597)
 Net unrealized gain on investments                                  103,430,864
                                                                   -------------
   Total net assets                                                $ 499,629,542
                                                                   -------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
  Net assets                                                       $ 382,973,420
 Shares outstanding                                                   17,771,437
                                                                   -------------
 Net asset value per share                                         $       21.55
 Class II:
 (No par value, unlimited number of shares authorized)
  Net assets                                                       $ 116,656,122
 Shares outstanding                                                    5,427,712
                                                                   -------------
 Net asset value per share                                         $       21.49



  The accompanying notes are an integral part of these financial statements.  11

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                              Year
                                                                                             Ended
                                                                                            12/31/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $67,202)                                    $  10,293,023
 Interest                                                                                      132,621
 Income on securities loaned, net                                                               22,461
                                                                                         -------------
  Total investment income                                                                $  10,448,105
                                                                                         -------------
EXPENSES:
 Management fees                                                                         $   3,461,438
 Transfer agent fees and expenses                                                                5,974
 Distribution fees (Class II)                                                                  305,003
 Administrative reimbursements                                                                 105,852
 Custodian fees                                                                                 14,300
 Professional fees                                                                              48,553
 Printing expense                                                                               77,940
 Fees and expenses of nonaffiliated trustees                                                     9,634
 Miscellaneous                                                                                  12,496
                                                                                         -------------
  Total expenses                                                                         $   4,041,190
                                                                                         -------------
  Net expenses                                                                           $   4,041,190
                                                                                         -------------
    Net investment income                                                                $   6,406,915
                                                                                         -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
  Investments                                                                            $  29,925,821
  Redemptions in kind                                                                       16,752,070
  Forward foreign currency contracts and other assets and liabilities denominated in
  foreign currencies                                                                             1,179
                                                                                         -------------
                                                                                         $  46,679,070
                                                                                         -------------
 Change in net unrealized loss from investments                                          $ (23,029,256)
                                                                                         -------------
 Net gain on investments, futures contracts and foreign currency transactions            $  23,649,814
                                                                                         =============
 Net increase in net assets resulting from operations                                    $  30,056,729
                                                                                         =============


12  The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  Year             Year
                                                                                                  Ended            Ended
                                                                                                12/31/05         12/31/04
FROM OPERATIONS:
Net investment income                                                                       $    6,406,915    $   3,200,048
Net realized gain on investments, redemptions in kind and foreign currency transactions         46,679,070        1,084,379
Change in net unrealized gain or loss on investments, futures contracts and foreign
 currency transactions                                                                         (23,029,256)      30,978,376
                                                                                            --------------    -------------
  Net increase in net assets
    resulting from operations                                                               $   30,056,729    $  35,262,803
                                                                                            --------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                                    $   (5,374,313)   $  (1,685,576)
 Class II                                                                                       (1,440,262)      (1,069,680)
                                                                                            --------------    -------------
  Total distributions to shareowners                                                        $   (6,814,575)   $  (2,755,256)
                                                                                            --------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                            $   42,859,167    $  60,072,885
Class I shares issued in reorganization                                                         53,856,933      298,220,832
Reinvestment of distributions                                                                    6,814,325        2,755,256
Cost of shares repurchased                                                                    (139,175,447)     (48,119,744)
Redemptions in kind                                                                            (75,731,419)              --
                                                                                            --------------    -------------
 Net increase (decrease) in net assets resulting from Fund share transactions               $ (111,376,441)   $ 312,929,229
                                                                                            --------------    -------------
 Net increase (decrease) in net assets                                                      $  (88,134,287)   $ 345,436,776
                                                                                            --------------    -------------
NET ASSETS:
Beginning of year                                                                           $  587,763,829    $ 242,327,053
                                                                                            --------------    -------------
End of year                                                                                 $  499,629,542    $ 587,763,829
                                                                                            ==============    =============
Undistributed net investment income, end of year                                            $       27,272    $     433,753
                                                                                            ==============    =============


  The accompanying notes are an integral part of these financial statements.  13

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
The Pioneer Fund VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio)(Class II shares only)
   Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The investment objective of Fund Portfolio is to seek capital appreciation.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange (NYSE)

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At December 31, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Futures Contracts

   The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of December 31, 2005, Fund Portfolio had no open contracts.

C. Foreign Currency Translation
   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. Forward Foreign Currency Contracts

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At December 31, 2005, the Portfolio had no open forward contracts.

E. Taxes

   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

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NOTES TO FINANCIAL STATEMENTS 12/31/05                              (continued)
--------------------------------------------------------------------------------

   net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Fund VCT Portfolio had a capital loss carryforward of $39,968,844, of which the following amounts will expire between 2010 and 2011 if not utilized: $26,951,317 in 2010 and $13,017,527 in 2011.

   At December 31, 2005, the portfolio made reclassifications as described below. These reclassifications have no impact on the net asset values of the portfolio and are designed to present the portfolio's capital accounts on a tax basis.

-----------------------------------------------------------------------------------------
                                 Undistributed Net     Accumulated Net
                                 Investment Income      Realized Gain
                                       (Loss)              (Loss)         Paid-In Capital
-----------------------------------------------------------------------------------------
 Pioneer Fund VCT Portfolio            $1,179            $(16,707,826)      $16,706,647
-----------------------------------------------------------------------------------------

   The following chart shows the distributions paid during the years ended December 31, 2005 and December 31, 2004 and the components of distributable earnings (accumulated losses) as of December 31, 2005 on a tax basis.

-------------------------------------------------------------------------------------------
                                                                  2005              2004
-------------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                              $ 6,814,575        $2,755,256
 Long-Term capital gain                                                --                --
                                                              -----------        ----------
                                                              $ 6,814,575        $2,755,256
 Return of Capital                                                     --                --
                                                              -----------        ----------
  Total distributions                                         $ 6,814,575        $2,755,256
                                                              ===========        ==========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                $    27,272
 Undistributed long-term gain/(capital loss carryforward)     (39,968,844)
 Post-October loss deferred                                            --
 Unrealized appreciation                                      103,238,111
                                                              -----------
  Total                                                       $63,296,539
                                                              ===========
-------------------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

F. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Portfolio and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $638,021 in commissions on the sale of Portfolio shares for the year ended December 31, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

   Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. Distributions paid by a Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

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--------------------------------------------------------------------------------

   which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Portfolio's custodian.

H. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $17,748 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $2,207 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $1,622 payable to PFD at December 31, 2005.

5. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2005, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

------------------------------------------------------------------------------------------
                                                                                 Net
                                           Gross             Gross          Appreciation/
                        Tax Cost       Appreciation       Depreciation      (Depreciation)
------------------------------------------------------------------------------------------
 Fund Portfolio       $396,587,906     $120,731,703       $(17,493,590)      $103,238,113
                      ============     ============       ============       ============
------------------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $121,305,838 and $262,447,758, respectively. For the year ended September 23, 2005 the Portfolio had redemptions in kind which resulted in redemptions out of the Portfolio totaling $75,731,419.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

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NOTES TO FINANCIAL STATEMENTS 12/31/05                              (continued)
--------------------------------------------------------------------------------

7. Capital Shares

At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

--------------------------------------------------------------------------------------------------------------
Fund Portfolio                                 '05 Shares       '05 Amount       '04 Shares       '04 Amount
--------------------------------------------------------------------------------------------------------------

 CLASS I:
 Shares sold                                      580,758    $   11,975,172         451,723     $   8,690,214
 Class I shares issued in reorganization               --                --      14,822,109       298,220,832
 Reinvestment of distributions                    257,653         5,374,312          87,609         1,685,576
 Shares repurchased                            (5,148,933)     (106,238,103)     (1,561,121)      (29,970,569)
                                               --------------------------------------------------------------
  Net increase (decrease)                      (4,310,522)   $  (88,888,619)     13,800,320     $ 278,626,053
                                               ==============================================================
 CLASS II:
 Shares sold                                    1,500,748    $   30,883,995       2,721,468     $  51,382,671
 Class II shares issued in reorganization       2,567,061        53,856,933              --                --
 Reinvestment of distribution                      69,257         1,440,013          55,486         1,069,680
 Shares repurchased                            (1,597,303)      (32,937,344)       (952,397)      (18,149,175)
 Redemptions in kind                           (3,626,019)      (75,731,419)             --                --
                                               --------------------------------------------------------------
  Net increase                                 (1,086,256)   $  (22,487,822)      1,824,557     $  34,303,176
                                               ==============================================================
--------------------------------------------------------------------------------------------------------------

8. Merger Information

On December 8, 2004, beneficial owners of Safeco RST Core Equity Portfolio, Safeco RST Money Market Portfolio and Safeco RST Multi-Cap Core Portfolio, three of the six portfolios that comprised Safeco Resources Series Trust, approved a proposed Agreement and Plan of Reorganization that provided for the mergers listed. These tax-free reorganizations were accomplished on December 10, 2004 ("Closing Date"), by exchanging all of the Safeco's net assets for Class I shares as indicated below, based on Class I share's ending net asset value on the Closing Date. The following charts show the details of the reorganizations as of that Closing Date:

-----------------------------------------------------------------------------------------------
                            Pioneer Fund VCT        Safeco RST Core         Pioneer Fund VCT
                             Portfolio (Pre-       Equity Portfolio             Portfolio
                             Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
-----------------------------------------------------------------------------------------------
 Net Assets                   $281,591,969           $298,220,832             $879,147,352
 Shares Outstanding             13,990,134             12,804,673               28,812,243
 Class I Shares Issued                                                          14,822,109
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                             Unrealized Appreciation       Realized Gain/(Loss)
                                                 on Closing Date             on Closing Date
-----------------------------------------------------------------------------------------------
 Safeco RST Core Equity Portfolio                  $68,714,366                 $20,662,968
                                                   ===========                 ===========
-----------------------------------------------------------------------------------------------

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

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--------------------------------------------------------------------------------

In addition, on November 4, 2005, beneficial owners of AmSouth VIF Select Equity Portfolio approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on November 4, 2005, by exchanging all of the AmSouth Fund's net assets for Class II shares as indicated below, based on Class II share's ending net asset value on the Closing Date. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

-------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
                               Pioneer Fund VCT            AmSouth VIF           Pioneer Fund VCT
                                   Portfolio              Select Equity              Portfolio
                             (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
----------------------------------------------------------------------------------------------------
 Net Assets                     $444,635,312              $53,856,933              $498,492,245
 Shares Outstanding               21,144,152                4,928,631                23,711,213
 Class II Shares Issued                                                               2,567,061
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                         Unrealized Appreciation                Realized Gain/(Loss)
                                             on Closing Date                      on Closing Date
----------------------------------------------------------------------------------------------------
 AmSouth VIF Select Equity                     $4,928,126                           $ (49,233)
                                               ==========                           =========
----------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)
The qualifying percentage of certain Portfolios' ordinary income dividends for the purposes of the corporate dividends received deduction and the percentage of those ordinary dividends that are subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 were as follows:

----------------------------------------------------------------------------------------------------
                                                Dividend                              Qualified
                                                Received                              Dividend
                                               Deduction                               Income
----------------------------------------------------------------------------------------------------
 Fund Portfolio                                 100.00%                                100.00%
----------------------------------------------------------------------------------------------------

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Fund VCT Portfolio:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Fund VCT Portfolio, one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the year ended December 31, 2001 was audited by other auditors who have ceased operations and whose report, dated February 8, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Fund VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                          /s/ Ernst & Young LLP


Boston, Massachusetts
February 10, 2006

Pioneer Fund VCT Portfolio (the "Fund")         PIONEER VARIABLE CONTRACTS TRUST

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FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

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FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                                 (continued)
--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the third quintile of the peer group for the 12 months ended June 30, 2005, the fourth quintile of the peer group for the three years ended June 30, 2005, and the fourth quintile for the five years ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield (gross of expenses) on the Class I shares of the Fund relative to the yield (at June 30, 2005) of the Standard & Poor's 500 Stock Index. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the first quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was lower than that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current or anticipated asset levels, break

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  points in the management fees were not necessary at this time. As the assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Fund VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Fund VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)    Trustee         Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).


** Mr. Bock became a Trustee of the Trust on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Fund VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                            (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUST OFFICERS
--------------------------------------------------------------------------------

                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
------------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Fund VCT Portfolio

-------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                            (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUST OFFICERS
--------------------------------------------------------------------------------

                       POSITIONS HELD  TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant       Since November,                                           None
                       Treasurer       2000. Serves at the   Assistant Vice President - Fund
                                       discretion of the     Accounting, Administration and
                                       Board.                Custody Services of Pioneer; and
                                                             Assistant Treasurer of all of the
                                                             Pioneer Funds.

------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant       Since May, 2002.      Fund Accounting Manager - Fund      None
                       Treasurer       Serves at the         Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

------------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant       Since September,      Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer       2003. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services since June 2003;
                                       Board.                Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

------------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------


                           This page for your notes.

[LOGO]PIONEER
      Investments(R)


Pioneer Variable Contracts Trust


Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company,
Contract Form A3025-96 GRC


General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


                                                                   18660-00-0206

                                                         [LOGO] PIONEER
                                                                 Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                      Pioneer Global High Yield VCT Portfolio -- Class II Shares

                                                                   ANNUAL REPORT
                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

Pioneer Global High Yield VCT Portfolio
  Portfolio and Performance Update                                 2
  Comparing Ongoing Portfolio Expenses                             3
  Portfolio Management Discussion                                  4
  Schedule of Investments                                          6
  Financial Statements                                            13
  Notes to Financial Statements                                   17
  Report of Independent Registered Public Accounting Firm         21
  Factors Considered by the Independent Trustees in Approving
    the Management Contract                                       22
  Trustees, Officers and Service Providers                        25

Before investing, consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As percentage of total investment in securities)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


U.S. Corporate Bonds           90.0%
Asset Backed Securities         3.8%
Foreign Government Bonds        3.2%
Convertible Corporate Bonds     3.0%

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Maturity Distribution
(as a percentage of total investment in securities)

0-1 years       14.3%
1-3 years       10.9%
3-4 years       12.3%
4-6 years       48.4%
6-8 years       12.8%
8+ years         1.3%


Five Largest Holdings
(As a percentage of long-term holdings)

1.      Thule Drilling, 10.0%,
        5/10/07                         2.18%
2.      Nell AF Sarl, 8.375%,
        8/15/15 (144A)                  1.77
3.      Dycom Industries, 8.125%,
        10/15/15 (144A)                 1.77
4.      Tui AG, Floating Rate Note,
        12/10/10 (144A)                 1.74
5.      Polyone Corp., 8.875%,
        5/1/12                          1.73

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      3/18/05
--------------------------------------------------------------------------------
Net Asset Value per Share      $10.02        $10.00
--------------------------------------------------------------------------------

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(3/18/05 - 12/31/05)        Income         Capital Gains     Capital Gains
                            $0.5013        $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Global High Yield VCT Portfolio at net asset value, compared to that of Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]


          Pioneer Global   ML Global High
          High Yield VCT   Yield and Emerging
          Portfolio        Markets Plus Index
3/05           10000            10000
12/05          10586            10544

Index comparisons begin on 4/30/00. The ML Global High Yield & Emerging Markets Plus Index tracks the performance of the below- and border-line investment-grade global debt markets denominated in the major developed market currencies. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Cumulative Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Fund
(3/18/05)           5.34%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Global High Yield VCT Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005.

Share Class                                       II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/05              $1,000.00
Ending Account Value on 12/31/05               $1,034.06
Expenses Paid During Period*                   $    5.13

* Expenses are equal to the Portfolio's annualized expense ratio of 1.00% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Global High Yield VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005.

Share Class                                 II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/05        $1,000.00
Ending Account Value on 12/31/05         $1,020.16
Expenses Paid During Period*             $    5.09

* Expenses are equal to the Portfolio's annualized expense ratio of 1.00% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

Strong economic growth and improving corporate profitability helped drive the performance of high-yield corporate bonds in domestic and most foreign markets during the final nine months of 2005. Lower-rated corporate bonds held up well, despite the persistent efforts of the Federal Reserve Board in the United States to limit the threats of inflation by raising short-term interest rates. In the following interview, Andrew D. Feltus, CFA, discusses the investment environment and the factors that influenced the Global High Yield Portfolio's performance since it began investment operations on March 21, 2005. Mr. Feltus is the member of the team managing the Portfolio.

Q: How did the Portfolio perform since its inception?

A: The Portfolio performed relatively well. Global High Yield Portfolio Class
   II Shares had a total return of 5.34% at net asset since it began investment operations on March 18, 2005. The return of ML Global High Yield & Emerging Markets Plus Index was 3.62%. The Portfolio produced a healthy income stream. On December 31, 2005, the SEC standardized 30-day yield for Class II shares was 6.53%.

Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors affecting Portfolio performance?

A: Economies, both domestically and globally, expanded throughout 2005, helping corporate profits continued to grow. In the face of the mounting evidence of this economic vitality, the U.S. Federal Reserve Board continued to raise short-term interest rates to limit inflationary pressures. At the end of 2005, the key fed funds rate stood at 4.25%, compared to 1.00% in June 2004. The repeated increases put pressure on fixed income markets, especially in the U.S., where rates rose and prices fell for most types of securities.

   We had the greatest concentration of investments in the domestic high yield bond market, with holdings that accounted for about 60% of Portfolio assets at the end of 2005. The market for these securities had entered a temporary period of decline early in the Portfolio's life in mid-March. The big factor was increasing awareness of the worsening problems in the domestic automobile industry, especially at General Motors and Ford. The credit ratings of both companies eventually were downgraded from investment-grade to high-yield, or below-investment grade. High-yield bonds began recovering in the late spring and a rally continued throughout the summer as the market absorbed the impact of credit downgrades, especially of GM. This summer rally also came to an end and the market entered a decline again in the fall. A major influence on this downturn was the approaching change in federal bankruptcy laws, which caused many companies to accelerate their plans to file for bankruptcy protection. Companies such as automotive components manufacturer Delphi and airlines such as Northwest and Delta filed for protection. Stability returned the market in the final two months of the year, however, and high yield bonds finished the year with positive performance, helped by the yield advantage of these bonds that helped overcome the effects of price losses on a total return basis.

   The environment for high-yield corporate debt of foreign, developed nations was somewhat different. We typically had about 10% of Portfolio assets invested in this area, with a weighting of 8.3% at year's end. These bonds tended to outperform U.S. high yield bonds on a local currency basis, but the strength of the U.S. dollar during 2005 took away a major part of the performance advantage of foreign high-yield corporates.

   Emerging market debt was the best-performing area in the global high-yield universe as well as in fixed income markets in general. While most areas in the fixed-income markets produced modestly positive results for 2005, emerging market debt benchmarks had total returns of about 12% for the year. The sector's strong results were a product of healthy global growth, improving financial and political stability in many markets, and rising commodity prices. We generally underweighted emerging market debt, however, because we thought these bonds were becoming less attractive on a relative basis. We did maintain investments, however, in government bonds of some emerging market countries as well as in selected banking, mining and basic materials companies. At the end of 2005, approximately 24.2% of Portfolio assets were invested in emerging markets, an underweighted position.

A Word About Risk:

Investments in high yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Portfolio will generally rise. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What types of investments had the greatest influence on performance?

A: Our emerging market investments tended to do well. Contributing to results were government bonds from Brazil. Securities issued by Braskem, a Brazil-based chemical company, also contributed positively, as did bonds of Vedanta Resources, a mining and metals company with headquarters in the United Kingdom and in India. The general upgrades in credit ratings of banks in Kazakhstan helped the performance of several Portfolio holdings, including Kazakh Banks, ATF Bank, and Turanalem Finance.

   Among our domestic holdings, several bonds appreciated in value either through credit upgrades or as companies restructured their finances, either by issuing new stock or tendering for outstanding bonds. Eschelon, for example, a U.S. telecommunication services company issued new stock and used the proceeds to reduce its debt. Metro PCS, another wireless telecommunications company, also was a noteworthy contributor to results. Holdings of companies whose credit ratings were upgraded during the period included bonds issued by: J. Ray McDermott, a U.S.-based oil and gas drilling company; Doane Pet Care, a domestic pet food company; and Mayne, an Australian pharmacy chain.

   Our exposure to the domestic airline industry tended to detract from performance, however, as bonds of companies such as Continental Airlines and American Airlines fell in value. We also had investments in two domestic companies that eventually filed for bankruptcy protection, although we sold our positions in both companies before the end of 2005. We liquidated our position in the bonds of Refco, a trading firm specializing in derivative financial securities, before the company filed for bankruptcy, and eliminated our investments in Delphi after the bankruptcy filing.

Q: What is your investment outlook?

A: While 2005 was a challenging period to be invested in high-yield bonds, we think lower-rated securities are now more attractively priced. The yield spreads - or differences in yields between high-rated and low-rated bonds - were wider at the end of 2005 than they were in the beginning of the year. At the same time, the prospects appear favorable for continued economic growth throughout the world. We think high yield corporate bonds are positioned to perform better in 2006 than they did in 2005. However we expect to continue to be underweighted in emerging market debt, where we think investors are not adequately compensated for the risks.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

  Principal
     Amount
    USD ($)                                                                       Value
                CONVERTIBLE CORPORATE BONDS - 2.8%
                Pharmaceuticals & Biotechnology - 1.5%
                Pharmaceuticals - 1.5%
     65,000     Pharm Resources, 2.875%, 9/30/10                             $   53,625
                                                                             ----------
                Total Pharmaceuticals & Biotechnology                        $   53,625
                                                                             ----------
                Software & Services - 1.3%
                Data Processing & Outsourced Services - 1.3%
     50,000     Pegasus Solutions, Inc., 3.875%, 7/15/23                     $   48,625
                                                                             ----------
                Total Software & Services                                    $   48,625
                                                                             ----------
                TOTAL CONVERTIBLE CORPORATE BONDS
                (Cost $94,528)                                               $  102,250
                                                                             ----------
                ASSET BACKED SECURITIES - 3.6%
                Transportation - 1.4%
                Airlines - 1.4%
     27,435     American Airlines, Inc., 7.377%, 5/23/19                     $   22,496
     15,791     American Airlines, Inc., 7.379%, 5/23/16                         12,948
     17,304     Continental Airlines, Inc., 8.312%, 4/2/11                       15,574
                                                                             ----------
                                                                             $   51,018
                                                                             ----------
                Total Transportation                                         $   51,018
                                                                             ----------
                Retailing - 1.1%
                Distributors - 1.1%
     40,000     NTComex, Inc., 11.75%, 1/15/11 (144A)                        $   39,300
                                                                             ----------
                Total Retailing                                              $   39,300
                                                                             ----------
                Utilities - 1.1%
                Electric Utilities - 1.1%
     19,632     Ormat Funding Corp., 8.25%, 12/30/20                         $   19,829
     19,933     Tenaska Alabama, Floating Rate Note, 6/30/21 (144A) (a)          20,053
                                                                             ----------
                                                                             $   39,882
                                                                             ----------
                Total Utilities                                              $   39,882
                                                                             ----------
                TOTAL ASSET BACKED SECURITIES
                (Cost $125,424)                                              $  130,200
                                                                             ----------
                CORPORATE BONDS - 84.0%
                Energy - 10.5%
                Coal & Consumable Fuels - 0.8%
     27,477     Indocoal Exports Cayman, 7.134%, 7/6/12 (144A)               $   27,408
                                                                             ----------
                Oil & Gas Drilling - 2.0%
    500,000     Thule Drilling, 10.0%, 5/10/07                               $   74,073
                                                                             ----------
                Oil & Gas Equipment & Services - 1.9%
     20,000     J. Ray McDermott SA, 11.0%, 12/15/13 (144A)                  $   23,600
     25,000     Semgroup LP, 8.75%, 11/15/15 (144A)                              25,563
     20,000     Targa Resources, Inc., 8.5%, 11/1/13 (144A)                      20,626
                                                                             ----------
                                                                             $   69,789
                                                                             ----------

6  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
  Amount
 USD ($)                                                                               Value
               Oil & Gas Exploration & Production - 4.7%
   25,000      Baytex Energy, Ltd., 9.625%, 7/15/10                               $   26,250
   20,000      Clayton Williams Energy, 7.75%, 8/1/13                                 19,200
   35,000      Compton Petroleum Corp., 7.625%, 12/1/13 (144A)                        35,788
   15,000      Delta Petroleum Corp., 7.0%, 4/1/15                                    13,838
   15,000      Energy Partners, Ltd., 8.75%, 8/1/10                                   15,375
   20,000      Gazprom International SA, 7.2%, 2/1/20 (144A)                          21,370
   15,000      Petroquest Energy, Inc., 10.375%, 5/15/12                              15,675
   25,000      Stone Energy Corp., 6.75%, 12/15/14                                    23,688
                                                                                  ----------
                                                                                  $  171,184
                                                                                  ----------
               Oil & Gas Storage & Transportation - 1.1%
   40,000      Transmontaigne, Inc., 9.125%, 6/1/10                               $   39,300
                                                                                  ----------
               Total Energy                                                       $  381,754
                                                                                  ----------
               Materials - 21.4%
               Aluminum - 1.2%
   45,000      Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)                      $   43,931
                                                                                  ----------
               Commodity Chemicals - 1.7%
   20,000      Aventine Renewable Energy, Floating Rate Note, 12/15/11 (a)        $   20,700
   40,000      Invista, 9.25%, 5/1/12 (144A)                                          42,700
                                                                                  ----------
                                                                                  $   63,400
                                                                                  ----------
               Construction Materials - 0.6%
   20,000      RMCC Acquisition Co., 9.5%, 11/1/12 (144A)                         $   20,100
                                                                                  ----------
               Diversified Chemical - 6.3%
   45,000      Braskem SA, 11.75%, 1/22/14 (144A)                                 $   55,575
   20,000      Huntsman International LLC, 10.125%, 7/1/09                            24,492
   50,000      LPG International, Inc., 7.25%, 12/20/15 (144A)                        49,350
   50,000      Nell AF Sarl, 8.375%, 8/15/15 (144A)                                   60,047
   40,000      Nova Chemicals Corp., Floating Rate Note, 11/15/13 (144A) (a)          40,850
                                                                                  ----------
                                                                                  $  230,314
                                                                                  ----------
               Diversified Metals & Mining - 1.1%
   40,000      Vedenta Resources Plc, 6.625%, 2/22/10 (144A)                      $   38,913
                                                                                  ----------
               Forest Products - 2.2%
   30,000      Ainsworth Lumber, 6.75%, 3/15/14                                   $   25,500
   30,000      Mandra Foresty, 12.0%, 5/15/13 (144A)                                  28,800
   25,000      Sino Forest Corp., 9.125%, 8/17/11 (144A)                              26,813
                                                                                  ----------
                                                                                  $   81,113
                                                                                  ----------
               Paper Packaging - 2.4%
   40,000      Graham Packaging Co., 9.875%, 10/15/14                             $   39,000
   50,000      Graphic Packaging Co., 9.5%, 8/15/13                                   47,750
                                                                                  ----------
                                                                                  $   86,750
                                                                                  ----------
               Specialty Chemicals - 4.4%
   50,000      Crystal US Holdings, Inc., Floating Rate Note, 10/1/14 (a)         $   36,500
   20,000      OM Group, Inc., 9.25%, 12/15/11                                        19,550
   60,000      Polyone Corp., 8.875%, 5/1/12                                          58,800
   25,000      Resolution Performance Product, 13.5%, 11/15/10                        26,563
   15,000      Rhodia SA, 9.25%, 6/1/11                                               18,902
                                                                                  ----------
                                                                                  $  160,315
                                                                                  ----------


  The accompanying notes are an integral part of these financial statements.   7

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

Principal
   Amount
  USD ($)                                                                            Value
               Steel - 1.5%
   20,000      CSN Islands IX Corp., 10.5%, 1/15/15 (144A)                      $   22,300
   10,000      CSN Islands X Corp., 9.5%, 7/1/49 (144A)                             10,350
   20,000      International Steel Group, 6.5%, 4/15/14                             20,000
                                                                                ----------
                                                                                $   52,650
                                                                                ----------
               Total Materials                                                  $  777,486
                                                                                ----------
               Capital Goods - 8.3%
               Building Products - 3.9%
   50,000      Builders Firstsource, Inc., Floating Rate Note, 2/15/12 (a)      $   50,875
   20,000      Caue Finance, Ltd., 8.875%, 8/1/15 (144A)                            21,800
   25,000      Desarrolladora Homex SA, 7.5%, 9/28/15 (144A)                        24,563
   45,000      U.S. Concrete, Inc., 8.375%, 4/1/14                                  44,888
                                                                                ----------
                                                                                $  142,126
                                                                                ----------
               Construction & Engineering - 1.6%
   60,000      Dycom Industries, 8.125%, 10/15/15 (144A)                        $   60,000
                                                                                ----------
               Construction, Farm Machinery & Heavy Trucks - 1.3%
   10,000      American Rock Salt Co., LLC, 9.5%, 3/15/14                       $   10,100
   40,000      Navistar International, 6.25%, 3/1/12                                35,800
                                                                                ----------
                                                                                $   45,900
                                                                                ----------
               Trading Companies & Distributors - 1.5%
   60,000      Noble Group, Ltd., 6.625%, 3/17/15 (144A)                        $   55,253
                                                                                ----------
               Total Capital Goods                                              $  303,279
                                                                                ----------
               Commercial Services & Supplies - 4.2%
               Diversified Commercial Services - 3.0%
   35,000      Cardtronics, Inc., 9.25%, 8/15/13 (144A)                         $   34,825
   20,000      Cornell Co's, Inc., 10.75%, 7/1/12                                   20,800
   20,000      FTI Consulting, 7.625%, 6/15/13 (144A)                               20,600
   20,000      Park-Ohio Industries, Inc., 8.375%, 11/15/14                         17,500
   15,000      United Rentals NA, Inc., 7.75%, 11/15/13 (b)                         14,624
                                                                                ----------
                                                                                $  108,349
                                                                                ----------
               Environmental & Facilities Services - 0.8%
   13,000      Clean Harbors, Inc., 11.25%, 7/15/12 (144A)                      $   14,625
   15,000      Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)                  14,400
                                                                                ----------
                                                                                $   29,025
                                                                                ----------
               Human Resource & Employment Services - 0.4%
   15,000      Knowledge Learning Center, 7.25%, 2/1/15 (144A)                  $   14,250
                                                                                ----------
               Total Commercial Services & Supplies                             $  151,624
                                                                                ----------
               Transportation - 3.0%
               Airlines - 0.6%
   25,000      Continental Air, Inc., 7.568%, 12/1/06                           $   24,633
                                                                                ----------
               Marine - 1.0%
   40,000      Stena AB, 7.0%, 12/1/16                                          $   36,600
                                                                                ----------
               Railroads - 0.6%
   20,000      TFM SA De CV, 9.375%, 5/1/12 (144A)                              $   21,900
                                                                                ----------
               Trucking - 0.7%
   25,000      Greenbrier Co., Inc., 8.375%, 5/15/15                            $   25,500
                                                                                ----------
               Total Transportation                                             $  108,633
                                                                                ----------


8  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
   Amount
  USD ($)                                                                                   Value
               Automobiles & Components - 4.6%
               Auto Parts & Equipment - 2.2%
   20,000      Accuride Corp. 8.5%, 2/1/15                                             $   19,700
   20,000      Commercial Vehicle Group, 8.0%, 7/1/13                                      19,800
   20,000      Cooper Standard Auto, 8.375%, 12/15/14                                      15,350
   25,000      Stanadyne Corp., 10.0%, 8/15/14                                             24,000
                                                                                       ----------
                                                                                       $   78,850
                                                                                       ----------
               Automobile Manufacturers - 1.0%
   25,000      Ford Motor Credit Corp., 7.375%, 10/28/09                               $   22,188
   20,000      General Motors, 7.25%, 7/3/13                                               15,737
                                                                                       ----------
                                                                                       $   37,925
                                                                                       ----------
               Tires & Rubber - 1.4%
   50,000      Goodyear Tire & Rubber, 9.0%, 7/1/15 (144A)                             $   49,374
                                                                                       ----------
               Total Automobiles & Components                                          $  166,149
                                                                                       ----------
               Consumer Durables & Apparel - 1.1%
               Homebuilding - 1.1%
   10,000      WCI Communities, Inc., 6.625%, 3/15/15                                  $    8,700
   15,000      WCI Communities, Inc., 7.875%, 10/1/13                                      14,138
   20,000      William Lyon Homes, 7.625%, 12/15/12                                        17,650
                                                                                       ----------
                                                                                       $   40,488
                                                                                       ----------
               Total Consumer Durables & Apparel                                       $   40,488
                                                                                       ----------
               Consumer Services - 3.5%
               Casinos & Gaming - 0.6%
   20,000      San Pasqual Casino, 8.0%, 9/15/13 (144A)                                $   20,300
                                                                                       ----------
               Hotels, Resorts & Cruise Lines - 1.3%
   50,000      Trump Entertainment Resorts, 8.5%, 6/1/15                               $   48,750
                                                                                       ----------
               Specialized Consumer Services - 1.6%
   50,000      Tui AG, Floating Rate Note, 12/10/10 (144A) (a)                         $   58,864
                                                                                       ----------
               Total Consumer Services                                                 $  127,914
                                                                                       ----------
               Media - 4.8%
               Broadcasting & Cable TV - 3.0%
   40,000      Cablemas Sa De Cv, 9.375%, 11/15/15 (144A)                              $   41,000
   40,000      Cleveland Unlimited, Inc., Floating Rate Note, 12/15/10 (144A) (a)          40,400
   25,000      Kabel Deutschland GMBH, 10.625%, 7/1/14                                     26,312
                                                                                       ----------
                                                                                       $  107,712
                                                                                       ----------
               Movies & Entertainment - 0.9%
   35,000      Corp Interamer De Entret, 8.875%, 6/14/15 (144A)                        $   34,300
                                                                                       ----------
               Publishing - 0.9%
   30,000      Sheridan Acquisition Corp., 10.25%, 8/15/11                             $   30,863
                                                                                       ----------
               Total Media                                                             $  172,875
                                                                                       ----------
               Retailing - 1.0%
               Computer & Electronics Retail - 1.0%
   40,000      GSC Holdings Corp., 8.0%, 10/1/12 (144A)                                $   37,700
                                                                                       ----------
               Total Retailing                                                         $   37,700
                                                                                       ----------
               Food & Drug Retailing - 1.6%
               Drug Retail - 0.5%
   25,000      Duane Reade, Inc., 9.75%, 8/1/11                                        $   16,750
                                                                                       ----------


The accompanying notes are an integral part of these financial statements. 9

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Global High Yield VCT Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

Principal
   Amount
  USD ($)                                                                                   Value
               Food Distributors - 1.1%
   40,000      Doane Pet Care Co., 10.625%, 11/15/15 (144A)                           $   41,700
                                                                                      ----------
               Total Food & Drug Retailing                                            $   58,450
                                                                                      ----------
               Food, Beverage & Tobacco - 0.7%
               Brewers - 0.7%
   25,000      Argentine Beverages, 7.375%, 3/22/12 (144A)                            $   25,124
                                                                                      ----------
               Total Food, Beverage & Tobacco                                         $   25,124
                                                                                      ----------
               Health Care Equipment & Services - 3.6%
               Health Care Distributors - 1.3%
   50,000      AEP Industries, Inc., 7.875%, 3/15/13                                  $   48,885
                                                                                      ----------
               Health Care Equipment - 2.3%
   50,000      Accellent, Inc., 10.5%, 12/1/13 (144A)                                 $   51,250
   15,000      Hanger Orthopedic Group, 10.375%, 2/15/09                                  15,000
   20,000      Medical Services Co., Floating Rate Note, 10/15/11 (144A) (a)              15,400
                                                                                      ----------
                                                                                      $   81,650
                                                                                      ----------
               Total Health Care Equipment & Services                                 $  130,535
                                                                                      ----------
               Pharmaceuticals & Biotechnology - 1.3%
               Pharmaceuticals - 1.3%
   50,000      Warner Chilcott Corp., 8.75%, 2/1/15 (144A)                            $   46,000
                                                                                      ----------
               Total Pharmaceuticals & Biotechnology                                  $   46,000
                                                                                      ----------
               Banks - 1.9%
               Diversified Banks - 1.9%
   25,000      ATF Bank JSC, 9.25%, 4/12/12 (144A)                                    $   26,428
   10,000      Russian Stand Bank, 7.5%, 10/7/10 (144A)                                    9,775
   30,000      Turanalem Finance BV, 8.5%, 2/10/15 (144A)                                 32,231
                                                                                      ----------
                                                                                      $   68,434
                                                                                      ----------
               Total Banks                                                            $   68,434
                                                                                      ----------
               Diversified Financials - 3.1%
               Diversified Financial Services - 3.1%
   20,000      Dollar Financial Group, 9.75%, 11/15/11                                $   20,600
   25,000      Glencore Funding LLC, 6.0%, 4/15/14 (144A)                                 23,514
   35,000      Harvest Operations Corp., 7.875%, 10/15/11                                 34,825
   35,000      Pipe Acquisition Finance, Floating Rate Note, 12/15/10 (144A) (a)          34,738
                                                                                      ----------
                                                                                      $  113,677
                                                                                      ----------
               Total Diversified Financials                                           $  113,677
                                                                                      ----------
               Insurance - 1.2%
               Life & Health Insurance - 0.7%
   25,000      Presidential Life Corp., 7.875%, 2/15/09                               $   24,750
                                                                                      ----------
               Reinsurance - 0.5%
   20,000      Platinum Underwriters Holding, 7.5%, 6/1/17                            $   20,382
                                                                                      ----------
               Total Insurance                                                        $   45,132
                                                                                      ----------
               Real Estate - 1.0%
               Real Estate Investment Trusts - 1.0%
   20,000      Host Marriott LP, 6.375%, 3/15/15                                      $   19,950
   15,000      Trustreet Properties, Inc., 7.5%, 4/1/15                                   15,000
                                                                                      ----------
                                                                                      $   34,950
                                                                                      ----------
               Total Real Estate                                                      $   34,950
                                                                                      ----------

10  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       Principal
          Amount
         USD ($)                                                                              Value
                      Software & Services - 1.4%
                      Internet Software & Services - 1.4%
          50,000      Hanarotelecom, Inc., 7.0%, 2/1/12 (144A)                           $   49,256
                                                                                         ----------
                      Total Software & Services                                          $   49,256
                                                                                         ----------
                      Technology Hardware & Equipment - 0.5%
                      Electronic Manufacturing Services - 0.5%
          20,000      Sanmina-Sci Corp., 6.75%, 3/1/13                                   $   19,025
                                                                                         ----------
                      Total Technology Hardware & Equipment                              $   19,025
                                                                                         ----------
                      Semiconductors - 0.3%
                      Semiconductors - 0.3%
          10,000      Chartered Semiconductor, 6.375%, 8/3/15                            $    9,941
                                                                                         ----------
                      Total Semiconductors                                               $    9,941
                                                                                         ----------
                      Telecommunication Services - 3.5%
                      Integrated Telecommunication Services - 1.5%
          23,000      Eschelon Operating Co., 8.375%, 3/15/10                            $   21,275
          20,000      Ntelos Holding Corp., Floating Rate Note, 10/15/13 (144A) (a)          19,950
          20,000      Zeus Special Sub, Ltd., Floating Rate Note, 2/1/15 (144A) (a)          13,150
                                                                                         ----------
                                                                                         $   54,375
                                                                                         ----------
                      Wireless Telecommunication Services - 2.0%
          15,000      Cell C Pty, Ltd., 8.625%, 7/1/12 (144A)                            $   18,990
          30,000      Inmarsat Finance Plc, Floating Rate Note, 11/15/12 (a)                 25,012
           7,000      Tele Norte Leste Participacoes , 8.0%, 12/18/13                         7,420
          20,000      UBS (Vimpelcom), 8.0%, 2/11/10 (144A)                                  20,542
                                                                                         ----------
                                                                                         $   71,964
                                                                                         ----------
                      Total Telecommunication Services                                   $  126,339
                                                                                         ----------
                      Utilities - 1.5%
                      Electric Utilities - 1.4%
          50,000      Verasun Energy Corp., 9.875%, 12/15/12 (144A)                      $   50,750
                                                                                         ----------
                      Multi-Utilities - 0.1%
           5,000      Reliant Energy, Inc., 6.75%, 12/15/14                              $    4,363
                                                                                         ----------
                      Total Utilities                                                    $   55,113
                                                                                         ----------
                      TOTAL CORPORATE BONDS
                      (Cost $3,044,359)                                                  $3,049,878
                                                                                         ----------
                      FOREIGN GOVERNMENT BONDS - 3.0%
      35,000,000 ITL  Banco Nac De Desen Econo, 8.0%, 4/28/10                            $   23,743
          25,000 COP  Republic of Colombia, 8.125%, 5/21/24                                  27,000
          15,000 COP  Republic of Columbia, 8.25%, 12/22/14                                  16,650
      40,000,000 COP  Republic of Columbia, 11.75%, 3/1/10                                   19,768
          20,000      Republic of Panama, 7.25%, 3/15/15                                     21,280
                                                                                         ----------
                                                                                         $  108,441
                                                                                         ----------
                      TOTAL FOREIGN GOVERNMENT BONDS
                      (Cost $105,034)                                                    $  108,441
                                                                                         ----------


  The accompanying notes are an integral part of these financial statements.  11

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

Shares                                                     Value
           WARRANTS - 0.0%
           Materials - 0.0%
           Forest Products - 0.0%
     5     Mandra Forestry-CW13, Exp. 5/15/13*        $       --
                                                      ----------
           Total Materials                            $       --
                                                      ----------
           TOTAL WARRANTS
           (Cost $0)                                  $       --
                                                      ----------
           TOTAL INVESTMENT IN SECURITIES - 93.4%
           (Cost $3,369,345)                          $3,390,769
                                                      ----------
           OTHER ASSETS AND LIABILITIES - 6.6%        $  240,824
                                                      ----------
           TOTAL NET ASSETS - 100.0%                  $3,631,593
                                                      ==========

*     Non-income producing security.
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $1,511,191 or 41.6% of total net assets.
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Distributions of investments by country of issue, as a percentage of total equity holdings (excluding temporary cash investments) is as follows:

   United States                           60.3%
   Canada                                   5.7
   Mexico                                   3.7
   Bermuda                                  3.6
   Cayman Islands                           3.2
   Brazil                                   3.2
   United Kingdom                           3.0
   Luxembourg                               2.8
   Germany                                  2.6
   Norway                                   2.2
   Columbia                                 2.0
   South Korea                              1.5
   Sweden                                   1.1
   Netherlands                              1.0
   Panama                                   1.3
   Other (individually) less than 1%        2.8
                                          -----
                                          100.0%
                                          =====

NOTE: Principal amounts are denominated in U.S. dollars unless otherwise noted.
COP   Columbian Peso
ITL   Italian Lira


12  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                         3/18/05(a) to
Class II                                                                                   12/31/05
Net asset value, beginning of period                                                        $10.00
                                                                                            ------
Increase from investment operations:
 Net investment income                                                                      $ 0.51
 Net realized and unrealized gain on investments and foreign currency transactions            0.01
                                                                                            ------
  Net increase from investment operations                                                   $ 0.52
Distributions to shareowners:
 Net investment income                                                                       (0.50)
                                                                                            -------
Net increase in net asset value                                                             $ 0.02
                                                                                            ------
Net asset value, end of period                                                              $10.02
                                                                                            ======
Total return*                                                                                 5.34%(b)
Ratio of net expenses to average net assets                                                   0.99%**
Ratio of net investment income to average net assets                                          6.72%**
Portfolio turnover rate                                                                         26%(b)
Net assets, end of period (in thousands)                                                    $3,632
Ratios with no waiver of management fees and assumption of expenses by PIM:
 Net expenses                                                                                 5.65%**
 Net investment income                                                                        2.06%**

(a) The Portfolio commenced operations on March 18, 2005.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


  The accompanying notes are an integral part of these financial statements.  13

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (cost $3,369,345)                                   $3,390,769
 Cash                                                                                      309,100
 Receivables --
  Investment securities sold                                                                 8,166
  Fund shares sold                                                                           9,278
  Dividends, interest and foreign taxes withheld                                            72,768
                                                                                        ----------
   Total assets                                                                         $3,790,081
                                                                                        ----------
LIABILITIES:
 Payables --
   Fund shares repurchased                                                              $      470
   Dividends                                                                                 3,984
 Due to foreign bank                                                                       126,706
 Due to affiliates                                                                             394
 Accrued expenses                                                                            9,022
 Due to Pioneer Investment Management, Inc.                                                 17,912
                                                                                        ----------
   Total liabilities                                                                    $  158,488
                                                                                        ----------
NET ASSETS:
 Paid-in capital                                                                        $3,617,301
 Distributions in excess of net investment income                                           (2,312)
 Accumulated net realized loss on investments                                               (5,538)
 Net unrealized gain on:
  Investments                                                                               21,424
  Forward foreign currency contracts and other assets and liabilities
  denominated in foreign currencies                                                            718
                                                                                        ----------
   Total net assets                                                                     $3,631,593
                                                                                        ----------
NET ASSET VALUE PER SHARE:
Class II:
(No par value, unlimited number of shares authorized)
 Net assets                                                                             $3,631,593
Shares outstanding                                                                         362,368
                                                                                        ----------
 Net asset value per share                                                              $    10.02


14  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                              For the period
                                                                                               from 3/18/05
                                                                                              (Commencement
                                                                                              of Operations)
                                                                                               to 12/31/05
INVESTMENT INCOME:
 Interest                                                                                        $111,501
                                                                                                 --------
 Total investment income                                                                         $111,501
                                                                                                 --------
EXPENSES:
 Management fees                                                                                 $  9,296
 Transfer agent fees and expenses                                                                   1,250
 Distribution fees                                                                                  3,600
 Administrative reimbursements                                                                     13,887
 Custodian fees                                                                                    12,725
 Professional fees                                                                                 27,359
 Printing expense                                                                                   8,791
 Fees and expenses of nonaffiliated trustees                                                        2,369
 Miscellaneous                                                                                      2,363
                                                                                                 --------
  Total expenses                                                                                 $ 81,640
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.         (67,282)
                                                                                                 --------
  Net expenses                                                                                   $ 14,358
                                                                                                 --------
   Net investment income                                                                         $ 97,143
                                                                                                 --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
 Net realized loss from:
  Investments                                                                                    $ (6,424)
  Forward foreign currency contracts and other assets and liabilities
   denominated in foreign currencies                                                               (4,980)
                                                                                                 --------
                                                                                                 $(11,404)
                                                                                                 --------
 Change in net unrealized gain from:
  Investments                                                                                    $ 21,424
  Forward foreign currency contracts and other assets and liabilities
   denominated in foreign currencies                                                                  718
                                                                                                 --------
                                                                                                 $ 22,142
                                                                                                 --------
  Net gain on investments and foreign currency transactions                                      $ 10,738
                                                                                                 ========
  Net increase in net assets resulting from operations                                           $107,881
                                                                                                 ========


  The accompanying notes are an integral part of these financial statements.  15

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    For the period
                                                                                     from 3/18/05
                                                                                    (Commencement
                                                                                    of Operations)
                                                                                     to 12/31/05
FROM OPERATIONS:
Net investment income                                                                $   97,143
Net realized loss on investments                                                        (11,404)
Change in net unrealized gain on investments and foreign currency transactions           22,142
                                                                                     ----------
  Net increase in net assets resulting from operations                               $  107,881
                                                                                     ----------
DISTRIBUTIONS TO SHAREOWNERS
Net investment income:
 Class II                                                                            $  (94,049)
                                                                                     ----------
  Total distributions to shareholders                                                $  (94,049)
                                                                                     ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                     $3,610,396
Reinvestment of distributions                                                            58,955
Cost of shares repurchased                                                              (51,590)
                                                                                     ----------
 Net increase in net assets resulting from fund share transactions                   $3,617,761
                                                                                     ----------
 Net increase in net assets                                                          $3,631,593

NET ASSETS:
Beginning of period                                                                          --
                                                                                     ----------
End of period                                                                        $3,631,593
                                                                                     ==========
Distributions in excess of net investment income, end of period                      $   (2,312)
                                                                                     ==========


16 The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Global High Yield VCT Portfolio (the Portfolio) is a Portfolio of the Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only)
   Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The Global High Yield Portfolio commenced operations on March 18, 2005.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

The Global High Yield Portfolio seeks to maximize total return through a combination of income and capital appreciation.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

   Fixed income securities with remaining maturity of more than 60 days are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of, the Board of Trustees and may include yield equivalents or a pricing matrix.

   The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At December 31, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Discounts and premiums on debt securities are accreted or amortized daily, respectively, on a yield-to-maturity basis into interest income with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   The Global High Yield Portfolio invests in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during years of economic uncertainty or change, than higher rated debt securities. The Portfolio is not diversified, which means that it can invest a higher percentage of its asset in any one issuer than a diversified Portfolio. Being non-diversified may magnify the fund's losses from adverse events affecting a particular issuer. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus. Please refer to those documents when considering the Portfolio's risks.

B. Taxes
   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Global High Yield Portfolio had a net capital loss carryforward of $5,538, which will expire in 2013, if not utilized.

   The Portfolio elected to defer $2,312 in foreign currency losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ended December 31, 2006.

   At December 31, 2005, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset values of the Portfolio and are designed to present the Portfolio's capital accounts on a tax basis.

                                   Undistributed      Accumulated
                                  Net Investment     Net Realized      Paid-In
Portfolio                          Income (Loss)      Gain (Loss)      Capital
--------------------------------------------------------------------------------
Global High Yield Portfolio          $(5,406)          $5,866           $(460)
--------------------------------------------------------------------------------

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   The following chart shows the distributions paid during the period ended December 31, 2005 and the components of distributable earnings (accumulated losses) as of December 31, 2005.

--------------------------------------------------------------------------------
                                                               2005
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                              $94,049
 Long-Term Capital Gain                                             -
                                                              -------
                                                              $94,049
 Return of Capital                                                  -
                                                              -------
    Total Distributions                                       $94,049
                                                              =======
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                $     -
 Undistributed long-term gain/(capital loss carryforward)      (5,538)
 Unrealized appreciation (depreciation)                        22,142
 Post-October loss deferred                                    (2,312)
                                                              -------
    Total                                                     $14,292
                                                              =======
--------------------------------------------------------------------------------

C. Portfolio Shares

   The Portfolio records sales and repurchases of its portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $638,021 in commissions on the sale of Trust shares for the period ended December 31, 2005. Distribution fees are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

D. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets up to $500 million and 0.60% on assets over $500 million.

Through May 1, 2006, PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses of the Portfolio to the extent required to reduce Class II expenses to 1.00% of the average daily net assets attributable to Class II shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $12 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $375 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Distribution Plans
The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $7 payable to PFD at December 31, 2005.

5. Aggregate Unrealized Appreciation and Depreciation
At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

--------------------------------------------------------------------------------------------------
                                                                                         Net
                                                     Gross            Gross         Appreciation/
                                   Tax Cost       Appreciation     Depreciation     (Depreciation)
--------------------------------------------------------------------------------------------------
Global High Yield Portfolio       $3,369,345         $62,343        $(40,919)          $21,424
                                  ==========         =======        =========          =======
--------------------------------------------------------------------------------------------------

6. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the period ended December 31, 2005, were $3,799,639 and $429,597, respectively.

7. Capital Shares
At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the period ended December 31, 2005:

--------------------------------------------------------------------------------------------------
Global High Yield Portfolio         '05 Shares      '05 Amount
--------------------------------------------------------------------------------------------------
 CLASS II:
 Shares sold                         361,651        $3,610,396
 Reinvestment of distributions         5,886            58,955
 Shares repurchased                   (5,169)          (51,590)
                                     -------        ----------
   Net increase                      362,368        $3,617,761
                                     =======        ==========
--------------------------------------------------------------------------------------------------

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Global High Yield VCT Portfolio:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Global High Yield VCT Portfolio, one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust") as of December 31, 2005, and the related statements of operations, changes in net assets, and the financial highlights for the period from March 21, 2005 (commencement of operations) to December 31, 2005. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Global High Yield VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations, changes in its net assets, and the financial highlights for the period from March 21, 2005 (commencement of operations) to December 31, 2005 in conformity with U.S. generally accepted accounting principles.

                             /S/ Ernst & Young LLP

Boston, Massachusetts
February 10, 2006

                                               PIONEER VARIABLE CONTRACTS TRUST
Pioneer Global High Yield VCT Portfolio (the "Fund")
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for the Life-of-Fund period for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of break points in the management fee for the Fund and a peer group of funds selected by the independent Trustees for this purpose, reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Trustees also considered the yield (gross of expenses) on the Fund's Class I shares relative to the yields (at June 30, 2005) on the Merrill Lynch Global High Yield and EMP index. The Trustees concluded that the period since the commencement of investment operations was too short to evaluate the Investment Adviser's performance.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee was in the third quintile relative to the management fees paid by the other funds in that peer group for the Life-of-Fund period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the Life-of-Fund period ended June 30, 2005 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                                  (continued)
--------------------------------------------------------------------------------

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels in a reasonable manner as the Fund grows in size between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Global High Yield VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Global High Yield VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                          POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE              WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)      Trustee         Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                        until a successor    Financial Officer, I-trax, Inc.     Investment Company
Washington, DC 20007                      trustee is elected   (publicly traded health care        (privately-held affordable
                                          or earlier           services company) (2001-present);   housing finance company);
                                          retirement or        Managing Partner, Federal City      Director of New York Mortgage
                                          removal.             Capital Advisors (boutique merchant Trust (publicly traded mortgage
                                                               bank) (2002 to 2004); Executive     REIT)
                                                               Vice President and Chief Financial
                                                               Officer, Pedestal Inc.
                                                               (internet-based mortgage trading
                                                               company) (2000-2002).

** Mr. Bock became a Trustee of the Trust on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee         Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                     until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                     trustee is elected   firm).                              specialty coated material
                                          or earlier                                               products manufacturer), Mortgage
                                          retirement or                                            Guaranty Insurance Corporation,
                                          removal.                                                 and Briggs & Stratton, Inc.
                                                                                                   (engine manufacturer)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee         Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                    until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                   trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                            or earlier           McGill University.
                                          retirement or
                                          removal.
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee         Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                         until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                               trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                          or earlier
                                          retirement or
                                          removal.
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee         Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                   2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                      successor trustee is
                                          elected or earlier
                                          retirement or
                                          removal.
----------------------------------------------------------------------------------------------------------------------------------

Pioneer Global High Yield VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Global High Yield VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                       POSITIONS HELD  TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant       Since November,                                           None
                       Treasurer       2000. Serves at the   Assistant Vice President - Fund
                                       discretion of the     Accounting, Administration and
                                       Board.                Custody Services of Pioneer; and
                                                             Assistant Treasurer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant       Since May, 2002.      Fund Accounting Manager - Fund      None
                       Treasurer       Serves at the         Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

---------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant       Since September,      Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer       2003. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services since June 2003;
                                       Board.                Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

---------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC


General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


                                                                   18679-00-0206


                                                           [LOGO] PIONEER
                                                                  Investments(R)


                                                PIONEER VARIABLE CONTRACTS TRUST
                          Pioneer Growth Shares VCT Portfolio -- Class II Shares

                                                                   ANNUAL REPORT
                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

Pioneer Growth Shares VCT Portfolio
  Portfolio and Performance Update                    2
  Comparing Ongoing Portfolio Expenses                3
  Portfolio Management Discussion                     4
  Schedule of Investments                             6
  Financial Statements                                8
  Notes to Financial Statements                      12
  Report of Independent Registered Public
    Accounting Firm                                  16
  Factors Considered by the Independent Trustees
    in Approving the Management Contract             17
  Trustees, Officers and Service Providers           20

Before investing consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


U.S. Common Stocks                            94.8%
Depositary Receipts for International Stocks   5.2%

Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


Information Technology       29.5%
Health Care                  23.7%
Consumer Discretionary       13.1%
Consumer Staples             12.4%
Industrials                  11.8%
Financials                    5.7%
Energy                        1.5%
Telecommunication Services    1.2%
Materials                     1.1%

Five Largest Holdings
(As a percentage of equity holdings)

1.      Microsoft Corp.         5.96%
2.      Cisco Systems, Inc.     4.20
3.      Intel Corp.             4.14
4.      Dell, Inc.              3.90
5.      Amgen, Inc.             3.71

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      12/31/04
--------------------------------------------------------------------------------
Net Asset Value per Share     $13.20       $12.87
--------------------------------------------------------------------------------


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $0.0772        $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Growth Shares VCT Portfolio at net asset value, compared to that of the Russell 1000 Growth Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                Russell 1000   Pioneer Growth
                   Index         Shares VCT
                                  Portfolio

10/97              10000           10000
                   10542           10222
                   14622           13521
12/99              19470           14539
                   15104           13539
12/01              12019           10934
                    8668            7099
12/03              11247            8855
                   11955            9419
12/05              12584            9719

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class        -0.35%
(10/31/97)
5 Years              -6.41%
1 Year                3.19%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Growth Shares VCT Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005

Share Class                                        II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/05               $1,000.00
Ending Account Value on 12/31/05                $1,055.98
Expenses Paid During Period*                    $    6.43

* Expenses are equal to the Portfolio's annualized expense ratio of 1.24% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Growth Shares VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005.

Share Class                                         II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/05               $1,000.00
Ending Account Value on 12/31/05                $1,018.95
Expenses Paid During Period*                    $    6.31

* Expenses are equal to the Portfolio's annualized expense ratio of 1.24% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

The nation's economy and corporate profits both grew steadily throughout 2005, which normally would have provided a favorable backdrop for equity investments. The economy proved resilient in the face of a number of issues, including hurricane damage in the Gulf Coast, sharply rising energy and the continued efforts of the Federal Reserve Board to raise short-term interest rates. The Fed raised the fed funds rate eight different times during the calendar year. These issues weighed on the minds of many investors and stocks on average appreciated only modestly. In the following interview, Christopher M. Galizio and Stephen A. Balter, co-managers of Pioneer Growth Shares VCT Portfolio, discuss the markets and the factors that affected performance.

Q. How did the Portfolio perform?

A. Pioneer Growth Shares VCT Portfolio (Class II shares) had a total return of 3.19% at net asset value during the 12 months ended December 31, 2005. During the same period, the Russell 1000 Growth Index returned 5.26%.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What were the principal factors that affected Portfolio performance?

A. In 2005, we were well into the economic recovery in the United States, and we positioned the Fund with an emphasis on secular growth companies in sectors such as health care and information technology. For much of the year, we had less emphasis on the more cyclical sectors, such as energy, industrials and basic materials, although we did have a strong position in basic materials early in the year. While the Portfolio achieved positive results, it trailed its benchmark, primarily because of stock selection rather than sector positioning. However, the de-emphasis of energy stocks also detracted from results during a period in which the energy sector was by far the strongest performing part of the market.

   The major story in the stock market during 2005 was the effect of the dramatic increases in commodity prices, which helped lift valuations in the energy and basic materials sectors, both of which tend to be populated predominately with value stocks. This was a major factor in the performance advantage that value stocks enjoyed over growth stocks for most of the year. We believe, however, that the strong price appreciation of value stocks in recent years has resulted in a situation in which secular growth companies now offer superior relative value in relation to their long-term prospects.

Q. What were some of the individual investments that helped performance?

A. Our stock selection was good in the consumer area, both in the consumer discretionary and consumer staples sectors. Among our staples holdings, Altria Group was a stand-out performance. Shares of Altria, the parent company of Philip Morris, rose on continued consistent earnings and several court victories that appeared to reduce its exposure to tobacco liability lawsuits. Femsa, the Mexican-based soft drink bottler that also owns the Dos Equis beer brand, was another staples holding that performed very well. Its share price has risen by 70% since our initial investment in 2004. Within our consumer discretionary holdings, stocks that did particularly well included athletic footwear company Reebok and retailers Lowe's and Best Buy. Reebok was acquired by Addidas at a substantial premium to its stock price. Home improvements store Lowe's showed strong earnings growth throughout the year, while electronics retailer Best Buy benefited from a restructuring that placed more emphasis on expert service both before and after the sale. We have taken profits and sold our positions in both Lowe's and Reebok.

   Our strategy in health care also helped. We avoided the largest pharmaceutical companies, focusing on smaller companies, including some mid-cap firms -- with greater growth prospects. Two of our more successful positions were generic pharmaceutical companies. IVAX, which had a strong new product pipeline, received an attractive acquisition offer from a larger competitor, Teva. Endo Pharmaceuticals, which specializes in pain medications and therapies, obtained the rights to a generic version of Oxycontin and also has developed a new patch to treat chronic pain.

   In information technology, two investments that supported performance were Qualcomm and Texas Instruments, both of which are positioned to benefit from advances in wireless communications. A new generation of wireless phones is to be based on Qualcomm's latest CDMA technology, for which the company has licensing rights, while Texas Instruments stands to benefit from its increasing focus on producing more specialized -- and more profitable -- semiconductors.

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q. What were some of the investments that held back results?

A. Avaya, a producer of telecommunications equipment for large enterprises, was a major disappointment, although its stock price did recover somewhat in the second half of the year. It was caught in the gap between the decline of an old technology and the acceptance of a new technology. While sales of its traditional phone systems slowed, revenues from its new system, based on voice-over-Internet technology, were slower than had been anticipated. However, we have retained our position because of the strong belief we have in the potential of the new Avaya system.

   Two other disappointments in the information technology sector were Symantec and Dell. Symantec, a leader in supplying security and anti-virus software for computer systems, reported disappointing earnings in the face of more intense price competition, including for systems providing security for wide networks. Dell's competitive price advantage over other personal computer manufacturers shrank somewhat during the year, and revenue growth was slower than had been anticipated. We continue to think both Symantec and Dell offer interesting opportunities. We have retained our investment in Symantec and have added to our position in Dell because of its attractive stock price.

   Among our consumer holdings, one disappointment was Avon Products. Sale of its beauty products in emerging markets, including China, grew more slowly than had been anticipated. However, the stock has been trading at a very low valuation, and we continue to hold the position.

Q. What is your investment outlook?

A. We think stocks have the potential to produce positive returns, close to long-term averages in 2006, but performance leadership should change in favor of the secular growth stocks that we have emphasized. We expect corporate earnings to continue to grow during the new year, although growth may be at a slower rate than in 2005.

   We think energy prices finally have begun to stabilize, although at relatively high levels. The impacts of higher energy costs will be felt in the economy, but probably not too dramatically. We already have started to see the effects of higher energy prices on lower-income consumers whose spending budgets have been squeezed.

   We continue to favor secular growth sectors, including information technology and health care. In information technology, we have positioned the Portfolio to benefit from new technologies, especially in communications technology. Longer-term demographic trends - including the aging of the baby boomer generation - should continue to offer opportunities in health care. The companies that should benefit will include those offering new products and devices and those that can benefit from cost-containment programs, including generic drug manufacturers.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

      Shares                                                    Value
                  COMMON STOCKS - 100.2%
                  Energy - 1.5%
                  Integrated Oil & Gas - 1.5%
       2,600      Occidental Petroleum Corp.              $   207,688
      10,000      Repsol SA (A.D.R.)                          294,100
                                                          -----------
                                                          $   501,788
                                                          -----------
                  Total Energy                            $   501,788
                                                          -----------
                  Materials - 1.1%
                  Diversified Chemical - 1.1%
       8,700      Dow Chemical Co.                        $   381,234
                                                          -----------
                  Total Materials                         $   381,234
                                                          -----------
                  Capital Goods - 11.1%
                  Aerospace & Defense - 3.0%
       3,400      L-3 Communications Holdings, Inc.       $   252,790
      13,500      United Technologies Corp.                   754,785
                                                          -----------
                                                          $ 1,007,575
                                                          -----------
                  Building Products - 1.8%
      15,600      American Standard Companies, Inc.       $   623,220
                                                          -----------
                  Construction, Farm Machinery &
                  Heavy Trucks - 1.6%
       8,000      Deere & Co.                             $   544,880
                                                          -----------
                  Industrial Conglomerates - 3.6%
       6,800      3M Co.                                  $   527,000
      24,200      Tyco International, Ltd.                    698,412
                                                          -----------
                                                          $ 1,225,412
                                                          -----------
                  Industrial Machinery - 1.1%
       4,300      Illinois Tool Works, Inc. (a)           $   378,357
                                                          -----------
                  Total Capital Goods                     $ 3,779,444
                                                          -----------
                  Commercial Services & Supplies - 0.7%
                  Diversified Commercial Services - 0.7%
       3,500      The Dun & Bradstreet Corp.*             $   234,360
                                                          -----------
                  Total Commercial Services &
                  Supplies                                $   234,360
                                                          -----------
                  Consumer Durables & Apparel - 1.7%
                  Apparel, Accessories & Luxury Goods - 0.8%
       7,200      Liz Claiborne, Inc.                     $   257,904
                                                          -----------
                  Housewares & Specialties - 0.9%
       4,000      Fortune Brands, Inc.*                   $   312,080
                                                          -----------
                  Total Consumer Durables & Apparel       $   569,984
                                                          -----------
                  Consumer Services - 1.4%
                  Education Services - 0.7%
       7,479      Career Education Corp.*                 $   252,192
                                                          -----------
                  Hotels, Resorts & Cruise Lines - 0.7%
       4,400      Carnival Corp.                          $   235,268
                                                          -----------
                  Total Consumer Services                 $   487,460
                                                          -----------

      Shares                                                    Value
                  Media - 4.2%
                  Advertising - 0.8%
       3,200      Omnicom Group                           $   272,416
                                                          -----------
                  Broadcasting & Cable TV - 3.4%
      95,700      Liberty Media Corp.*                        753,159
      12,500      Viacom, Inc. (Class B)                      407,500
                                                          -----------
                                                          $ 1,160,659
                                                          -----------
                  Total Media                             $ 1,433,075
                                                          -----------
                  Retailing - 5.8%
                  Apparel Retail - 2.7%
       4,500      Abercrombie & Fitch Co.                 $   293,310
      27,200      TJX Companies, Inc.                         631,856
                                                          -----------
                                                          $   925,166
                                                          -----------
                  Home Improvement Retail - 3.1%
      26,000      Home Depot, Inc.                        $ 1,052,480
                                                          -----------
                  Total Retailing                         $ 1,977,646
                                                          -----------
                  Food & Drug Retailing - 2.2%
                  Drug Retail - 2.2%
      28,800      CVS Corp.                               $   760,896
                                                          -----------
                  Total Food & Drug Retailing             $   760,896
                                                          -----------
                  Food, Beverage & Tobacco - 5.1%
                  Soft Drinks - 1.5%
       6,900      Fomento Economico Mexicano SA de CV     $   500,319
                                                          -----------
                  Tobacco - 3.6%
      16,600      Altria Group, Inc.                      $ 1,240,352
                                                          -----------
                  Total Food, Beverage & Tobacco          $ 1,740,671
                                                          -----------
                  Household & Personal Products - 5.1%
                  Household Products - 3.4%
      19,700      Procter & Gamble Co.                    $ 1,140,236
                                                          -----------
                  Personal Products - 1.7%
      20,600      Avon Products, Inc.                     $   588,130
                                                          -----------
                  Total Household & Personal
                  Products                                $ 1,728,366
                                                          -----------
                  Health Care Equipment & Services - 10.4%
                  Health Care Distributors - 2.1%
      10,400      Cardinal Health, Inc.                   $   715,000
                                                          -----------
                  Health Care Equipment - 6.3%
      14,600      Biomet, Inc.                            $   533,922
      32,800      Boston Scientific Corp.*                    803,272
      12,330      Guidant Corp.                               798,368
                                                          -----------
                                                          $ 2,135,562
                                                          -----------
                  Health Care Services - 0.8%
      11,800      IMS Health, Inc.                        $   294,056
                                                          -----------


6  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                    Value
                  Health Care Supplies - 1.2%
       7,800      Cooper Companies, Inc.                  $   400,140
                                                          -----------
                  Total Health Care Equipment &
                  Services                                $ 3,544,758
                                                          -----------
                  Pharmaceuticals & Biotechnology - 13.4%
                  Biotechnology - 4.8%
      16,058      Amgen, Inc.*                            $ 1,266,334
       6,800      Gilead Sciences, Inc.*                      357,884
                                                          -----------
                                                          $ 1,624,218
                                                          -----------
                  Pharmaceuticals - 8.6%
      11,800      Astrazeneca Plc (A.D.R.)                $   573,480
      21,700      IVAX Corp.*                                 679,861
      20,000      Johnson & Johnson                         1,202,000
      15,092      Par Pharmaceutical Co., Inc.*(a)            472,983
                                                          -----------
                                                          $ 2,928,324
                                                          -----------
                  Total Pharmaceuticals &
                  Biotechnology                           $ 4,552,542
                                                          -----------
                  Banks - 0.9%
                  Diversified Banks - 0.9%
       5,900      Wachovia Corp.                          $   311,874
                                                          -----------
                  Total Banks                             $   311,874
                                                          -----------
                  Diversified Financials - 2.3%
                  Diversified Financial Services - 2.3%
      16,400      Citigroup, Inc.                         $   795,892
                                                          -----------
                  Total Diversified Financials            $   795,892
                                                          -----------
                  Insurance - 2.5%
                  Multi-Line Insurance - 2.5%
      12,300      American International Group, Inc.      $   839,229
                                                          -----------
                  Total Insurance                         $   839,229
                                                          -----------
                  Software & Services - 13.8%
                  IT Consulting & Other Services - 1.0%
      12,100      Accenture, Ltd.                         $   349,327
                                                          -----------
                  Systems Software - 12.8%
      39,100      Macrovision Corp.*                      $   654,143
      77,800      Microsoft Corp.                           2,034,470
      72,900      Oracle Corp.*                               890,109
      43,700      Symantec Corp.*                             764,750
                                                          -----------
                                                          $ 4,343,472
                                                          -----------
                  Total Software & Services               $ 4,692,799
                                                          -----------
                  Technology Hardware & Equipment - 11.7%
                  Communications Equipment - 7.8%
      48,000      Avaya, Inc.*                            $   512,160
      83,800      Cisco Systems, Inc.*                      1,434,656
      16,300      Qualcomm, Inc.                              702,204
                                                          -----------
                                                          $ 2,649,020
                                                          -----------

         Shares                                                 Value
                  Computer Hardware - 3.9%
      44,400      Dell, Inc.*                             $ 1,331,556
                                                          -----------
                  Total Technology Hardware &
                  Equipment                               $ 3,980,576
                                                          -----------
                  Semiconductors - 4.1%
                  Semiconductors - 4.1%
      56,700      Intel Corp.                             $ 1,415,231
                                                          -----------
                  Total Semiconductors                    $ 1,415,231
                                                          -----------
                  Telecommunication Services - 1.2%
                  Wireless Telecommunication Services - 1.2%
      19,400      Vodafone Group Plc (A.D.R.)             $   416,518
                                                          -----------
                  Total Telecommunication Services        $   416,518
                                                          -----------
                  TOTAL COMMON STOCKS
                  (Cost $33,251,207)                      $34,144,343
                                                          -----------
                  TEMPORARY CASH INVESTMENT - 2.4%
                  Security Lending Collateral - 2.4%
     836,722      Securities Lending Investment
                  Fund, 4.24%                             $   836,722
                                                          -----------
                  TOTAL TEMPORARY CASH
                  INVESTMENT
                  (Cost $836,722)                         $   836,722
                                                          -----------
                  TOTAL INVESTMENT
                  IN SECURITIES - 102.6%
                  (Cost $34,087,929)                      $34,981,065
                                                          -----------
                  OTHER ASSETS
                  AND LIABILITIES - (2.6)%                $  (899,380)
                                                          -----------
                  TOTAL NET ASSETS - 100.0%               $34,081,685
                                                          ===========

*        Non-income producing security.
(A.D.R.) American Depositary Receipt.
(a)      At December 31, 2005, the following securities were out on loan:

 Shares      Security                             Value
  4,035      Illinois Tool Works, Inc.         $355,040
 14,337      Par Pharmaceutical Co., Inc.*      449,322
                                               --------
             Total                             $804,362
                                               ========


The accompanying notes are an integral part of these financial statements.  7

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                                 12/31/05    12/31/04     12/31/03     12/31/02     12/31/01
Net asset value, beginning of period                             $12.87       $12.10       $  9.70      $ 14.94      $ 18.50
                                                                 ------       ------       -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $(0.02)      $ 0.06       $ (0.02)     $ (0.13)     $ (0.05)
 Net realized and unrealized gain (loss) on investments            0.43         0.71          2.42        (5.11)       (3.51)
                                                                 ------       ------       -------      -------      -------
    Net increase (decrease) from investment operations           $ 0.41       $ 0.77       $  2.40      $ (5.24)     $ (3.56)
Distributions to shareowners:
 Net investment income                                            (0.08)          --           --           --           --
                                                                 ------       -------      -------      -------      -------
 Net increase (decrease) in net asset value                      $ 0.33       $ 0.77       $  2.40      $ (5.24)     $ (3.56)
                                                                 ------       -------      -------      -------      -------
 Net asset value, end of period                                  $13.20       $12.87       $ 12.10      $  9.70      $ 14.94
                                                                 ======       =======      =======      =======      =======
Total return*                                                      3.19%        6.36%        24.74%      (35.07)%     (19.24)%
Ratio of net expenses to average net assets+                       1.24%        1.25%         1.44%        1.63%        1.58%
Ratio of net investment income (loss) to average net assets+      (0.09)%       0.74%       (0.40)%       (0.64)%      (0.61)%
Portfolio turnover rate                                              79%         206%           58%          86%         111%
Net assets, end of period (in thousands)                         $7,096       $7,749       $ 3,049      $   263      $   658
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.24%        1.26%         1.44%        1.63%        1.58%
 Net investment income (loss)                                     (0.09)%       0.73%        (0.40)%      (0.64)%      (0.61)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.24%        1.25%         1.44%        1.63%        1.58%
 Net investment income (loss)                                     (0.09)%       0.74%        (0.40)%      (0.64)%      (0.61)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+ Ratios with no reduction for fees paid indirectly.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


8 The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $804,362) (Cost     $  34,981,065
  $34,087,929)
 Receivables --
   Dividends, interest and foreign taxes withheld                                              33,532
 Other                                                                                            472
                                                                                        -------------
   Total assets                                                                         $  35,015,069
                                                                                        -------------
LIABILITIES:
 Payables --
   Fund shares repurchased                                                              $      15,640
   Upon return of securities loaned                                                           836,722
 Due to bank                                                                                   12,857
 Due to affiliates                                                                              5,126
 Accrued expenses                                                                              63,039
                                                                                        -------------
   Total liabilities                                                                    $     933,384
                                                                                        -------------
NET ASSETS:
 Paid-in capital                                                                        $  69,764,312
 Undistributed net investment income                                                           49,058
 Accumulated net realized loss on investments                                             (36,624,821)
 Net unrealized gain on investments                                                           893,136
                                                                                        -------------
   Total net assets                                                                     $  34,081,685
                                                                                        -------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                           $  26,986,164
 Shares outstanding                                                                         2,015,777
                                                                                        -------------
   Net asset value per share                                                            $       13.39
 Class II:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                           $   7,095,521
 Shares outstanding                                                                           537,490
                                                                                        -------------
   Net asset value per share                                                            $       13.20


  The accompanying notes are an integral part of these financial statements.   9

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS 12/31/05
--------------------------------------------------------------------------------

INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $2,445)        $    414,616
 Interest                                                          7,418
 Income on securities loaned, net                                  2,263
                                                            ------------
  Total investment income                                   $    424,297
                                                            ------------
EXPENSES:
 Management fees                                            $    258,486
 Transfer agent fees and expenses                                  7,468
 Distribution fees (Class II)                                     19,680
 Administrative reimbursements                                    18,512
 Custodian fees                                                   28,449
 Professional fees                                                32,252
 Printing expense                                                  3,007
 Fees and expenses of nonaffiliated trustees                       3,964
 Miscellaneous                                                     4,454
                                                            ------------
  Total expenses                                            $    376,272
  Less fees paid indirectly                                       (1,220)
                                                            ------------
  Net expenses                                              $    375,052
                                                            ------------
    Net investment income                                   $     49,245
                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from investments                         $  3,211,502
                                                            ------------
 Change in net unrealized gain from investments             $ (2,083,627)
                                                            ------------
 Net gain on investments                                    $  1,127,875
                                                            ============
 Net increase in net assets resulting from operations       $  1,177,120
                                                            ============


10  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             Year              Year
                                                                            Ended             Ended
                                                                           12/31/05          12/31/04
FROM OPERATIONS:
Net investment income                                                   $    49,245         $   271,723
Net realized gain on investments                                          3,211,502           1,562,700
Change in net unrealized gain on investments                             (2,083,627)            618,844
                                                                        -----------         -----------
  Net increase in net assets resulting from operations                  $ 1,177,120         $ 2,453,267
                                                                        -----------         -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                $  (221,887)        $        --
 Class II                                                                   (50,023)                 --
                                                                        -----------         -----------
  Total distributions to shareowners                                    $  (271,910)        $        --
                                                                        -----------         -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                        $ 2,192,354         $ 5,638,676
Reinvestment of distributions                                               271,910                  --
Cost of shares repurchased                                               (9,337,142)         (6,840,932)
                                                                        -----------         -----------
 Net decrease in net assets resulting from Fund share transactions      $(6,872,878)        $(1,202,256)
                                                                        -----------         -----------
 Net increase (decrease) in net assets                                  $(5,967,668)        $ 1,251,011
                                                                        -----------         -----------
NET ASSETS:
Beginning of year                                                       $40,049,353         $38,798,342
                                                                        -----------         -----------
End of year                                                             $34,081,685         $40,049,353
                                                                        ===========         ===========
Undistributed net investment income, end of year                        $    49,058         $   271,723
                                                                        ===========         ===========

  The accompanying notes are an integral part of these financial statements.  11

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Growth Shares VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

The investment objective of Growth Shares Portfolio is to seek capital appreciation.

The financial highlights for the Portfolio's Class II shares are presented in a separate book.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation
   Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. At December 31, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

   Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus. Please refer to those documents when considering the Portfolio's risks.

B. Taxes
   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Growth Shares Portfolio had a net capital loss carryforward of $36,182,632, of which the following amounts will expire between 2009 and 2011, if not utilized: $9,618,208 in 2009, $19,245,183 in
   2010 and $7,319,241 in 2011.

   The following chart shows the distributions paid during the year ended December 31, 2005 and the components of distributable earnings (accumulated losses) as of December 31, 2005. There were no distributions paid during the fiscal year ended December 31, 2004.

-------------------------------------------------------------------------------
                                                                   2005
-------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                               $    271,910
 Long-Term Capital Gain                                                  --
                                                               ------------
                                                               $    271,910
 Return of Capital                                                       --
                                                               ------------
  Total Distributions                                          $    271,910
                                                               ------------
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                 $     49,058
 Undistributed long-term gain/(capital loss carryforward)       (36,182,632)
 Unrealized appreciation (depreciation)                             450,947
                                                               ------------
  Total                                                        $(35,682,627)
                                                               =============
-------------------------------------------------------------------------------

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

C. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

   Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and the distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees.

D. Securities Lending
   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

E. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $1,326 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $3,702 in transfer agent fees payable to PIMSS at December 31, 2005.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. Distribution Plans
The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $98 payable to PFD at December 31, 2005.

5. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

--------------------------------------------------------------------------------------------------
                                                                                        Net
                                                   Gross             Gross         Appreciation/
                                Tax Cost       Appreciation      Depreciation      (Depreciation)
--------------------------------------------------------------------------------------------------
Growth Shares Portfolio       $34,530,118       $2,601,774       $(2,150,827)         $450,947
                              ===========       ==========       ============         =========
--------------------------------------------------------------------------------------------------

6. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $29,038,767 and $35,777,062, respectively.

7. Capital Shares

At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the years ended December 31, 2005 and 2004:

--------------------------------------------------------------------------------------------------
Growth Shares Portfolio           '05 Shares     '05 Amount     '04 Shares      '04 Amount
--------------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                         34,054         438,600        66,360       $   806,587
 Reinvestment of distributions       17,362         221,887            --                --
 Shares repurchased                (512,773)     (6,658,363)     (515,053)       (6,176,527)
                                   --------      ----------      --------       -----------
  Net increase                     (461,357)     (5,997,876)     (448,693)      $(5,369,940)
                                   =========     ===========     =========      ============
 CLASS II:
 Shares sold                        137,249       1,753,754       406,516       $ 4,832,089
 Reinvestment of distributions        3,965          50,023            --                --
 Shares repurchased                (205,695)     (2,678,779)      (56,565)         (664,405)
                                   --------      ----------      --------       -----------
  Net increase                      (64,481)       (875,002)      349,951       $ 4,167,684
                                   =========     ===========     =========      ============
--------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)
The qualifying percentage of certain Portfolios' ordinary income dividends for the purposes of the corporate dividends received deduction and the percentage of those ordinary dividends that are subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 were as follows:

--------------------------------------------------------------------------------------------------
                               Dividend      Qualified
                               Received      Dividend
                              Deduction       Income
--------------------------------------------------------------------------------------------------
 Growth Shares Portfolio       100.00%        100.00%
--------------------------------------------------------------------------------------------------

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareholders of Pioneer Growth Shares VCT Portfolio:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Growth Shares VCT Portfolio, one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 8, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Growth Shares VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                             /s/ Ernst & Young LLP


Boston, Massachusetts
February 10, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Shares VCT Portfolio (the "Fund")
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareowners.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                                  (continued)
--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fourth quintile of the peer group for the 12 months ended June 30, 2005, the fourth quintile of the peer group for the three years ended June 30, 2005, and the fifth quintile for the five years ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.)

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated assets levels, a break point in the management fee was not necessary at this time. As the assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Growth Shares VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Growth Shares VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)      Trustee       Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).


** Mr. Bock became a Trustee of the Trust on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------

Pioneer Growth Shares VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Growth Shares VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                       POSITIONS HELD  TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant        Since November,                                           None
                       Treasurer        2000. Serves at the  Assistant Vice President - Fund
                                        discretion of the    Accounting, Administration and
                                        Board.               Custody Services of Pioneer; and
                                                             Assistant Treasurer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant        Since May, 2002.     Fund Accounting Manager - Fund      None
                       Treasurer        Serves at the        Accounting, Administration and
                                        discretion of the    Custody Services of Pioneer; and
                                        Board.               Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

---------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant        Since September,     Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer        2003. Serves at the  Accounting, Administration and
                                        discretion of the    Custody Services since June 2003;
                                        Board.               Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

---------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company,
Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

                                                                   18667-00-0206


                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST


                             Pioneer High Yield VCT Portfolio -- Class II Shares

                                                                   ANNUAL REPORT

                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

Pioneer High Yield VCT Portfolio
  Portfolio and Performance Update                    2
  Comparing Ongoing Portfolio Expenses                3
  Portfolio Management Discussion                     4
  Schedule of Investments                             5
  Financial Statements                               11
  Notes to Financial Statements                      15
  Report of Independent Registered Public
    Accounting Firm                                  20
  Factors Considered by the Independent Trustees
    in Approving the Management Contract             21
  Trustees, Officers and Service Providers           24

Before investing, consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------
Portfolio  Diversification
(As a percentage of total investment in securities)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]



U.S. Corporate Bonds                          77.8%
Convertible Corporate Bonds                    9.5%
U.S. Common Stocks                             7.1%
Convertible Preferred Stocks                   3.5%
Temporary Cash Investment                      2.1%

Maturity Bonds
(As a percentage of total investment in securities)
[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


0-1 years         0.8%
1-3 years        19.3%
3-4 years        19.7%
4-6 years        40.3%
6-8 years        14.2%
8+ years          5.7%


Five Largest Holdings
(As a percentage of long-term holdings)

  1.      Mueller Industries, Inc.,
          6.0%, 11/1/14                  4.83%
  2.      Novelis, Inc., 7.25%,
          2/15/15                        3.48
  3.      Allegheny Energy Supply,
          7.8%, 3/15/11                  3.25
  4.      Valeant Pharmaceuticals,
          7.0%, 12/15/11                 3.02
  5.      Gardner Denver, Inc.,
          8.0%, 5/1/13 (144A)            2.94

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 10.88      $ 11.67


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $ 0.5850       $ 0.0579          $ 0.3211

--------------------------------------------------------------------------------
Performance of a $10,000 Investment
The following chart shows the change in value of an investment made in Pioneer High Yield VCT Portfolio at net asset value, compared to that of Merrill Lynch
(ML) High Yield Master II Index and of the ML Index of Convertible Bonds (Speculative Quality). Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.


[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                Pioneer High     ML High Yield     ML Convertible Bonds
                Yield VCT        Master II Index  (Speculative Quality) Index
                Portfolio

05/00            10000            10000           10000
                 10608             9769            8424
12/01            12390            10206            7883
                 12090            10013            7747
12/03            16022            12831           10535
                 17266            14226           11867
12/05            17557            14615           11485






Index comparisons begin on 4/30/00. The ML High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. The ML Index of Convertible Bonds (speculative quality) is a commonly accepted measure of the performance of speculative grade convertible bond securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

Net Asset Value
Life-of-Class       10.05%
(5/1/00)
5 Years             10.60%
1 Year               1.70%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer High Yield VCT Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005.

Share Class                                        II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/05       $ 1,000.00
Ending Account Value on 12/31/05        $ 1,025.51
Expenses Paid During Period*            $     5.18
--------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratio of 1.02% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer High Yield VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005.

Share Class                                        II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/05       $ 1,000.00
Ending Account Value on 12/31/05        $ 1,019.95
Expenses Paid During Period*            $     5.16
--------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratio of 1.02% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

During the 12 months ended December 31, 2005, high-yield bonds offered modestly positive returns, generated mainly by interest income. In the interview below, Portfolio Manager Margaret Patel describes the factors that drove the high-yield market and explains the Portfolio's underperformance of its benchmark.

Q. How did the Portfolio perform?

A. During the 12 months ended December 31, 2005, the Portfolio's Class II shares had a total return based on net asset value of 1.70%. By comparison, the Merrill Lynch High Yield Master II Index returned 2.74%.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What factors drove the performance of the high-yield market during 2005?

A. The economy continued to grow, which helped keep the yield spread - or yield advantage offered by high-yield bonds over comparable Treasuries - relatively narrow and below historical averages. Returns for the high-yield market were modestly positive, with the regular coupon payments provided by the securities offset by lower bond prices. Those bond price declines resulted from generally rising interest rates in both the Treasury and high-yield markets. Defaults declined during the period and approached the historical low of less than 2% seen in 1997. A major event in the market occurred in May, when the credit ratings of Ford and General Motors were downgraded to below investment grade. There was some short-term volatility caused by the moves, as investors pondered the effect that the large influx of Ford and GM debt might have on the market. Overall, however, the market absorbed the transfer with no major disruptions.

Q. Why did the Portfolio lag the Merrill Lynch High Yield Master II Index?

A. While investments in convertible bonds - a cornerstone of our approach for some time - historically have helped the Portfolio's relative performance, they underperformed conventional high-yield issues, particularly from the beginning of 2005 through April. The low volatility experienced by the convertible bonds' underlying stocks worked to compress the premium investors were willing to pay for convertibles. In addition, many convertible bonds offer relatively low coupons and are generally of shorter maturity, two attributes that resulted in negative price performance as the Federal Reserve Board steadily raised short-term interest rates during the period. However, convertible bonds performed better during the second half of the period as stock prices improved and equity market volatility increased.

Q. Which investments performed best during the fiscal year? Which disappointed?


A. The convertible securities of Roper Industries (1.30% of the Portfolio at the end of the period), which makes industrial controls and fluid handling equipment, enjoyed price appreciation due to improving demand. The biotechnology firm holding, IVAX, benefited from better operating results and its acquisition by Teva Pharmaceuticals scheduled to be close by the end of January 2006. Our convertible bonds held in Vertex Pharmaceuticals (0.72%) increased substantially with the underlying stock price, due to advances in the company's drug pipeline and the achievement of several strategic partnerships. And copper and gold producer Freeport-McMoRan (1.29%) was an outstanding winner, as it benefited from higher metals prices. Disappointments included Epix Medical (0.21%), which manufacturers contrast agents for the treatment of vascular diseases. Epix declined because its products required more clinical testing. Auto parts retailer Pep Boys (1.87%) fell as the company's turnaround took longer than expected. Interpublic Group (1.98%), a large advertising agency, saw the value of its common stock and associated convertible bonds decline due to concerns about management changes and the firm's delay in releasing required compliance information. Finally, Valiant Pharmaceuticals (2.97%) dropped because of an uncertain outlook for its products and the relatively slow pace of the company's new-drug development.

Q. What is your outlook?

A. We are optimistic about the health of the economy and the corporate high-yield market. If the economy continues to grow faster than the historical long-term average - as the Fed gradually moves interest rates higher - high-yield bonds could continue to produce moderately positive results and coupon income. The major credit rating agencies predict modest increases in defaults going forward, but still well below the historical average of about 4.75%. In addition, we believe the Fund is well positioned
   - through its holdings in convertible bonds, convertible preferred securities and common stock - to offer shareholders the opportunity for capital appreciation, should stocks participate in the continued economic advance that we expect.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

               S&P/Moody's
               Ratings
      Shares   (unaudited)                                                             Value
                                CONVERTIBLE PREFERRED STOCK - 1.7%
                                Materials - 1.3%
                                Diversified Metals & Mining - 1.2%
      1,200     B-/B1           Freeport-MC Copp., 5.5%, 12/31/49               $  1,406,100
                                                                                ------------
                                Steel - 0.1%
      1,750     B-/NR           TXI Capital Trust I, 5.5%, 6/30/28              $     90,125
                                                                                ------------
                                Total Materials                                 $  1,496,225
                                                                                ------------
                                Banks - 0.4%
                                Thrifts & Mortgage Finance - 0.4%
     10,000     BB/Ba1          Sovereign Cap Trust IV, 4.375%, 3/1/34          $    437,500
                                                                                ------------
                                Total Banks                                     $    437,500
                                                                                ------------
                                TOTAL CONVERTIBLE PREFERRED STOCK
                                (Cost $1,726,088)                               $  1,933,725
                                                                                ------------
   Principal
      Amount
                                CONVERTIBLE CORPORATE BONDS - 9.4%
                                Materials - 0.9%
                                Commodity Chemicals - 0.3%
 $  200,000     B+/B1           Millennium Chemicals, Inc., 4.0%, 11/15/23      $    374,750
                                                                                ------------
                                Gold - 0.6%
    800,000     NR/NR           Coeur D'Alene Mines Corp., 1.25%, 1/15/24       $    648,000
                                                                                ------------
                                Total Materials                                 $  1,022,750
                                                                                ------------
                                Capital Goods - 1.6%
                                Construction & Engineering - 0.3%
    400,000     NR/NR           Quanta Services, Inc., 4.0%, 7/1/07             $    386,000
                                                                                ------------
                                Electrical Component & Equipment - 1.3%
  2,595,000     NR/B1           Roper Industries, Inc., 1.4813%, 1/15/34        $  1,420,763
                                                                                ------------
                                Total Capital Goods                             $  1,806,763
                                                                                ------------
                                Consumer Services - 1.3%
                                Specialized Consumer Services - 1.3%
  1,500,000     B+/Ba3          SCI Systems, Inc., 3.0%, 3/15/07                $  1,436,250
                                                                                ------------
                                Total Consumer Services                         $  1,436,250
                                                                                ------------
                                Media - 1.7%
                                Advertising - 1.7%
  1,800,000     BB+/Baa3        Interpublic Group Cos., 4.5%, 3/15/23           $  1,874,250
                                                                                ------------
                                Total Media                                     $  1,874,250
                                                                                ------------
                                Retailing - 0.9%
                                Automotive Retail - 0.9%
  1,000,000     B+/B3           Sonic Automotive, Inc., 5.25%, 5/7/09           $    980,000
                                                                                ------------
                                Total Retailing                                 $    980,000
                                                                                ------------


The accompanying notes are an integral part of these financial statements. 5

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------


               S&P/Moody's
   Principal   Ratings
    Amount    (unaudited)                                                         Value
                               Health Care Equipment & Services - 0.7%
                               Health Care Equipment - 0.7%
 $  375,000    NR/NR           Epix Medical, 3.0%, 6/15/24 (144A)           $    225,000
    600,000    NR/NR           Wilson Greatbatch Tech., 2.25%, 6/15/13           525,000
                                                                            ------------
                                                                            $    750,000
                                                                            ------------
                               Total Health Care Equipment & Services       $    750,000
                                                                            ------------
                               Pharmaceuticals & Biotechnology - 0.3%
                               Biotechnology - 0.3%
    300,000    NR/NR           Cubist Pharmaceuticals, 5.5%, 11/1/08        $    282,375
                                                                            ------------
                               Total Pharmaceuticals & Biotechnology        $    282,375
                                                                            ------------
                               Software & Services - 0.2%
                               Application Software - 0.2%
    200,000    NR/NR           Mentor Graphics, 6.875%, 6/15/07             $    198,750
                                                                            ------------
                               Total Software & Services                    $    198,750
                                                                            ------------
                               Technology Hardware & Equipment - 1.4%
                               Electronic Equipment & Instruments - 1.1%
    300,000    B+/NR           Flir Systems, Inc., 3.0%, 6/1/23             $    352,125
  1,000,000    NR/NR           Veeco Instruments, 4.125%, 12/21/08               938,750
                                                                            ------------
                                                                            $  1,290,875
                                                                            ------------
                               Technology Distributors - 0.3%
    300,000    NR/R            Bell Microproducts, Inc., 3.75%, 3/5/24      $    285,690
                                                                            ------------
                               Total Technology Hardware & Equipment        $  1,576,565
                                                                            ------------
                               Semiconductors - 0.4%
                               Semiconductor Equipment - 0.4%
    500,000    B-/NR           Cymer, Inc., 3.5%, 2/15/09                   $    489,375
                                                                            ------------
                               Total Semiconductors                         $    489,375
                                                                            ------------
                               TOTAL CONVERTIBLE CORPORATE BONDS
                               (Cost $11,038,877)                           $ 10,417,078
                                                                            ------------
     Shares
                               PREFERRED STOCK - 1.7%
                               Real Estate - 1.7%
                               Real Estate Management & Development - 1.7%
     75,000    BB-/Ba3         Forest City Enterprises, 7.375%, 2/1/34      $  1,899,000
                                                                            ------------
                               TOTAL PREFERRED STOCK
                               (Cost $1,917,000)                            $  1,899,000
                                                                            ------------
                               COMMON STOCK - 7.0%
                               Materials - 1.2%
                               Commodity Chemicals - 0.1%
      3,500                    Georgia Gulf Corp.*                          $    106,470
                                                                            ------------
                               Specialty Chemicals - 1.1%
      1,700                    Arch Chemicals, Inc.                         $     50,830
     63,100                    RPM, Inc.                                       1,096,047
                                                                            ------------
                                                                            $  1,146,877
                                                                            ------------
                               Total Materials                              $  1,253,347
                                                                            ------------



6  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                S&P/Moody's
                Ratings
      Shares    (unaudited)                                                               Value
                                Household & Personal Products - 1.0%
                                Personal Products - 1.0%
     24,600                     Alberto-Culver Co. (Class B)                       $  1,125,450
                                                                                   ------------
                                Total Household & Personal Products                $  1,125,450
                                                                                   ------------
                                Health Care Equipment & Services - 1.1%
                                Health Care Equipment - 1.1%
     18,000                     Bio-Rad Laboratories, Inc.*                        $  1,177,920
                                                                                   ------------
                                Total Health Care Equipment & Services             $  1,177,920
                                                                                   ------------
                                Pharmaceuticals & Biotechnology - 1.9%
                                Biotechnology - 1.0%
     11,900                     Protein Design Labs, Inc.*                         $    338,198
     28,400                     Vertex Pharmaceuticals, Inc.*                           785,828
                                                                                   ------------
                                                                                   $  1,124,026
                                                                                   ------------
                                Pharmaceuticals - 0.9%
     43,900                     Bristol-Myers Squibb Co.                           $  1,008,822
                                                                                   ------------
                                Total Pharmaceuticals & Biotechnology              $  2,132,848
                                                                                   ------------
                                Real Estate - 0.5%
                                Real Estate Investment Trusts - 0.5%
     60,900                     MeriStar Hospitality Corp.*                        $    572,460
                                                                                   ------------
                                Total Real Estate                                  $    572,460
                                                                                   ------------
                                Utilities - 1.3%
                                Indep Power Producer & Energy Traders - 1.3%
     31,100                     NRG Energy, Inc.*                                  $  1,465,432
                                                                                   ------------
                                Total Utilities                                    $  1,465,432
                                                                                   ------------
                                TOTAL COMMON STOCK
                                (Cost $7,185,758)                                  $  7,727,457
                                                                                   ------------
   Principal
      Amount
                                CORPORATE BONDS - 77.1%
                                Energy - 6.7%
                                Coal & Consumable Fuels - 2.3%
 $2,500,000     BB-/B1          Massey Energy Co., 6.875%, 12/15/13 (144A)         $  2,521,875
                                                                                   ------------
                                Oil & Gas Equipment & Services - 0.9%
  1,000,000     B+/Ba3          Holly Energy Partners LP, 6.25%, 3/1/15            $    968,750
                                                                                   ------------
                                Oil & Gas Refining & Marketing - 3.5%
  1,031,000                     Frontier Oil Corp., 6.625%, 10/1/11                $  1,051,620
  2,850,000     BB-/B2          Tesoro Petroleum Corp., 6.25%, 11/1/12 (144A)         2,864,250
                                                                                   ------------
                                                                                   $  3,915,870
                                                                                   ------------
                                Total Energy                                       $  7,406,495
                                                                                   ------------



The accompanying notes are an integral part of these financial statements. 7

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
     Principal   Ratings
        Amount   (unaudited)                                                                 Value
                                 Materials - 22.1%
                                 Aluminum - 3.4%
 $ 4,000,000     B/B1            Novelis, Inc., 7.25%, 2/15/15                        $  3,730,000
                                                                                      ------------
                                 Commodity Chemicals - 6.4%
   1,750,000     BB-/Ba3         Arco Chemical Co., 9.8%, 2/1/20                      $  1,964,375
   2,500,000     BB+/Ba2         Nova Chemicals Corp., 7.875%, 9/15/25                   2,468,750
   2,650,000     BB+/Ba2         Nova Chemicals Corp., 7.4%, 4/1/09                      2,709,625
                                                                                      ------------
                                                                                      $  7,142,750
                                                                                      ------------
                                 Construction Materials - 1.4%
   1,500,000     BB-/Ba3         Texas Industries, Inc., 7.25%, 7/15/13 (144A)        $  1,556,250
                                                                                      ------------
                                 Diversified Metals & Mining - 0.9%
   1,000,000     B+/B1           Freeport-McMoran Copper & Gold, 6.875%, 2/1/09       $  1,010,000
                                                                                      ------------
                                 Fertilizers & Agricultural Chemicals - 1.1%
   1,150,000     B+/Ba2          Scotts Co., 6.625%, 11/15/13                         $  1,164,375
                                                                                      ------------
                                 Metal & Glass Containers - 0.7%
     800,000     B/B3            Crown Cork and Seal Co., Inc., 7.375%, 12/15/26      $    732,000
                                                                                      ------------
                                 Paper Products - 5.5%
     200,000     BB-/Ba3         Abitibi-Consolidated, Inc., 6.0%, 6/20/13            $    169,500
   2,250,000     BB-/Ba3         Abitibi-Consolidated, Inc., 8.55%, 8/1/10 (a)           2,278,125
     885,000     BB/Ba3          Bowater Canada Finance, 7.95%, 11/15/11                   858,450
   3,100,000     BB/Ba3          Bowater, Inc., 6.5%, 6/15/13                            2,774,500
                                                                                      ------------
                                                                                      $  6,080,575
                                                                                      ------------
                                 Specialty Chemicals - 2.7%
   1,950,000     BB-/B1          Millenium America, Inc., 7.625%, 11/15/26            $  1,862,250
   1,000,000     BB-/B1          Millenium America, Inc., 9.25%, 6/15/08                 1,078,750
                                                                                      ------------
                                                                                      $  2,941,000
                                                                                      ------------
                                 Total Materials                                      $ 24,356,950
                                                                                      ------------
                                 Capital Goods - 13.4%
                                 Aerospace & Defense - 4.6%
   3,200,000     B/B2            DRS Technologies, Inc., 6.875%, 11/1/13              $  3,060,000
   2,000,000     B+/B1           Esterline Technology, 7.75%, 6/15/13                    2,090,000
                                                                                      ------------
                                                                                      $  5,150,000
                                                                                      ------------
                                 Industrial Machinery - 8.8%
   3,000,000     B/B2            Gardner Denver, Inc., 8.0%, 5/1/13 (144A)            $  3,150,000
     517,000     B+/B3           JLG Industries, Inc., 8.375%, 6/15/12                     545,435
     800,000     B+/B1           Manitowoc Co., Inc., 7.125%, 11/1/13                      822,000
   5,400,000     NR/NR           Mueller Industries, Inc., 6.0%, 11/1/14                 5,184,000
                                                                                      ------------
                                                                                      $  9,701,435
                                                                                      ------------
                                 Total Capital Goods                                  $ 14,851,435
                                                                                      ------------
                                 Automobiles & Components - 0.3%
                                 Tires & Rubber - 0.3%
     300,000     B-/B3           Goodyear Tire & Rubber, 7.857%, 8/15/11              $    293,250
                                                                                      ------------
                                 Total Automobiles & Components                       $    293,250
                                                                                      ------------

8  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/Moody's
     Principal   Ratings
        Amount   (unaudited)                                                                   Value
                                 Consumer Durables & Apparel - 1.0%
                                 Homebuilding - 1.0%
 $ 1,000,000     BB/Ba1          Beazer Homes U.S.A., 6.875%, 7/15/15                    $    958,750
     185,000     BB-/Ba3         Meritage Homes Corp., 6.25%, 3/15/15                         168,350
                                                                                         ------------
                                                                                         $  1,127,100
                                                                                         ------------
                                 Total Consumer Durables & Apparel                       $  1,127,100
                                                                                         ------------
                                 Media - 2.0%
                                 Advertising - 2.0%
   2,300,000     BB-/Baa3        Interpublic Group, Inc., 7.25%, 8/15/11                 $  2,162,000
                                                                                         ------------
                                 Total Media                                             $  2,162,000
                                                                                         ------------
                                 Retailing - 4.1%
                                 Automotive Retail - 1.8%
   2,290,000     B/B1            Pep Boys-Manny Moe Jack, 7.5%, 12/15/14                 $  2,038,100
                                                                                         ------------
                                 Distributors - 2.3%
   2,500,000     B/B2            Wesco Distribution, Inc., 7.5%, 10/15/17 (144A)         $  2,515,625
                                                                                         ------------
                                 Total Retailing                                         $  4,553,725
                                                                                         ------------
                                 Health Care Equipment & Services - 1.6%
                                 Health Care Supplies - 1.6%
   1,700,000     CCC+/Caa1       Inverness Medical Innovation, 8.75%, 2/15/12            $  1,725,500
                                                                                         ------------
                                 Total Health Care Equipment & Services                  $  1,725,500
                                                                                         ------------
                                 Pharmaceuticals & Biotechnology - 2.9%
                                 Pharmaceuticals - 2.9%
   3,300,000     BB-/B1          Valeant Pharmaceuticals, 7.0%, 12/15/11                 $  3,242,250
                                                                                         ------------
                                 Total Pharmaceuticals & Biotechnology                   $  3,242,250
                                                                                         ------------
                                 Real Estate - 8.3%
                                 Real Estate Management & Development - 2.8%
   2,935,000     BB-/Ba3         Forest City Enterprises, 7.625%, 6/1/15                 $  3,111,100
                                                                                         ------------
                                 Real Estate Investment Trusts - 5.5%
   1,500,000     B+/B3           BF Saul Real Estate Investment Trust, 7.5%, 3/1/14      $  1,526,250
   2,300,000     B+/B1           Crescent Real Estate, 9.25%, 4/15/09                       2,420,750
   2,000,000     CCC+/B2         Meristar Hospitality Corp., 9.125%, 1/15/11                2,180,000
                                                                                         ------------
                                                                                         $  6,127,000
                                                                                         ------------
                                 Total Real Estate                                       $  9,238,100
                                                                                         ------------
                                 Technology Hardware & Equipment - 5.4%
                                 Electronic Equipment & Instruments - 1.7%
   1,835,000     B/B2            General Cable Corp., 9.5%, 11/15/10                     $  1,945,100
                                                                                         ------------
                                 Technology Distributors - 3.7%
   1,500,000     BB+/Ba1         Anixter International Corp., 5.95%, 3/1/15              $  1,357,390
   2,550,000     BBB-/Baa3       Arrow Electronic, Inc., 6.875%, 6/1/18                     2,708,615
                                                                                         ------------
                                                                                         $  4,066,005
                                                                                         ------------
                                 Total Technology Hardware & Equipment                   $  6,011,105
                                                                                         ------------

The accompanying notes are an integral part of these financial statements.  9

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------


                 S&P/Moody's
     Principal   Ratings
        Amount   (unaudited)                                                               Value
                                 Utilities - 9.3%
                                 Electric Utilities - 6.1%
 $ 3,200,000     B/Ba3           Allegheny Energy Supply, 7.8%, 3/15/11             $  3,488,000
   1,750,000     B/Ba3           Allegheny Energy Supply, 8.25% 4/15/12 (144A)         1,973,125
   1,200,000     B+/B1           CMS Energy Corp., 7.5%, 1/15/09                       1,236,000
                                                                                    ------------
                                                                                    $  6,697,125
                                                                                    ------------
                                 Multi-Utilities - 3.2%
     450,000     B+/B1           CMS Energy Corp., 6.875%, 12/15/15                 $    453,938
   3,000,000     B+/B1           CMS Energy Corp., 7.75%, 8/1/10                       3,146,250
                                                                                    ------------
                                                                                    $  3,600,188
                                                                                    ------------
                                 Total Utilities                                    $ 10,297,313
                                                                                    ------------
                                 TOTAL CORPORATE BONDS                              $ 85,265,223
                                                                                    ------------
                                 (Cost $85,580,009)
      Shares
                                 TEMPORARY CASH INVESTMENTS - 2.1%
                                 Security Lending Collateral - 2.1%
   2,282,850                     Securities Lending Investment Fund, 4.24%          $  2,282,850
                                                                                    ------------
                                 TOTAL TEMPORARY CASH INVESTMENTS
                                 (Cost $2,282,850)                                  $  2,282,850
                                                                                    ------------
                                 TOTAL INVESTMENT IN SECURITIES - 99.0%
                                 (Cost $109,730,582)                                $109,525,333
                                                                                    ------------
                                 OTHER ASSETS AND LIABILITIES - 1.0%                $  1,095,615
                                                                                    ------------
                                 TOTAL NET ASSETS - 100.0%                          $110,620,948
                                                                                    ============

N/R  Not rated by either S&P or Moody's
*    Non-income producing security
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $14,806,125 or 13.5% of net assets.
(a)  At December 31, 2005, the following security was out on loan:

       Principal
          Amount   Security                                       Market Value
 $   2,137,500     Abitibi-Consolidated, Inc., 8.55%, 8/1/10      $2,164,219
                                                                  ==========


10 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Year        Year        Year        Year         5/1/01
                                                                Ended       Ended       Ended        Ended          to
Class II                                                       12/30/05    12/31/04    12/31/03    12/31/02      12/31/01
Net asset value, beginning of period                           $ 11.67     $ 11.46     $  9.28     $ 10.33      $ 10.51
                                                               -------     -------     -------     -------      -------
Increase (decrease) from investment operations:
 Net investment income                                         $  0.59     $  0.58     $  0.76     $  0.80      $  0.60
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                 ( 0.41)       0.27        2.17      ( 1.05)      ( 0.07)
                                                               -------     -------     -------     -------      --------
    Net increase (decrease) from investment operations         $  0.18     $  0.85     $  2.93     $ (0.25)     $  0.53
Distributions to shareowners:
 Net investment income                                          ( 0.59)     ( 0.59)     ( 0.75)     ( 0.80)      ( 0.60)
 Net realized gain                                              ( 0.38)     ( 0.05)         --          --       ( 0.11)
                                                               -------     -------     -------     -------      --------
 Net increase (decrease) in net asset value                   $  (0.79)    $  0.21     $  2.18     $ (1.05)     $ (0.18)
                                                              --------     -------     -------     -------      --------
 Net asset value, end of period                               $ 10.88      $ 11.67     $ 11.46     $  9.28      $ 10.33
                                                              ========     =======     =======     =======      ========
Total return*                                                     1.70%       7.76%      32.64%     ( 2.42)%       5.39%
Ratio of net expenses to average net assets                       1.02%       1.03%       1.09%       1.82%        1.39%**
Ratio of net investment income to average net assets              5.27%       5.12%       6.33%       8.67%        8.94%**
Portfolio turnover rate                                             37%         42%         48%         42%          36%
Net assets, end of period (in thousands)                      $ 47,169     $51,912     $17,601     $   228       $   28
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.02%       1.04%       1.09%       1.82%         1.50%**
 Net investment income                                            5.27%       5.12%       6.33%       8.67%         8.83%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.02%       1.04%       1.09%       0.97%         0.85%**
 Net investment income                                            5.27%       5.12%       6.33%       0.01%         0.07%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redmeption of the investment at net asset value at the end of each period.
** Annualized.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


The accompanying notes are an integral part of these financial statements. 11

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $2,164,219) (Cost     $109,525,333
  $109,730,582)
 Cash                                                                                          682,465
 Receivables --
  Fund shares sold                                                                           1,304,169
  Dividends, interest and foreign taxes withheld                                             1,544,979
                                                                                          ------------
   Total assets                                                                           $113,056,946
                                                                                          ------------
LIABILITIES:
 Payables --
  Fund shares repurchased                                                                 $     68,166
  Upon return for securities loaned                                                          2,282,850
 Due to affiliates                                                                               8,448
 Accrued expenses                                                                               76,534
                                                                                          ------------
   Total liabilities                                                                      $  2,435,998
                                                                                          ------------
NET ASSETS:
 Paid-in capital                                                                          $109,236,906
 Undistributed net investment income                                                            59,865
 Accumulated net realized gain                                                               1,529,426
 Net unrealized gain on investments                                                           (205,249)
                                                                                          ------------
   Total net assets                                                                       $110,620,948
                                                                                          ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                              $ 63,451,822
 Shares outstanding                                                                          5,831,312
                                                                                          ------------
  Net asset value per share                                                               $      10.88
 Class II:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                              $ 47,169,126
 Shares outstanding                                                                          4,335,176
                                                                                          ------------
  Net asset value per share                                                               $      10.88

12 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                               Year
                                                                                               Ended
                                                                                             12/31/05
INVESTMENT INCOME:
 Dividends                                                                                 $    250,030
 Interest                                                                                     6,763,663
 Income on securities loaned, net                                                                14,050
                                                                                           ------------
  Total investment income                                                                  $  7,027,743
                                                                                           ------------
EXPENSES:
 Management fees                                                                           $    725,723
 Transfer agent fees and expenses                                                                 7,715
 Distribution fees (Class II)                                                                   117,009
 Administrative reimbursements                                                                   22,311
 Custodian fees                                                                                  20,659
 Professional fees                                                                               41,351
 Printing expense                                                                                33,849
 Fees and expenses of nonaffiliated trustees                                                      5,115
 Miscellaneous                                                                                    7,045
                                                                                           ------------
  Total expenses                                                                           $    980,777
                                                                                           ------------
  Net expenses                                                                             $    980,777
                                                                                           ------------
    Net investment income                                                                  $  6,046,966
                                                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from investments                                                 $  1,530,055
                                                                                           ------------
 Change in net unrealized gain or loss from investments                                    $ (5,535,598)
                                                                                           ------------
 Net gain (loss) on investments, futures contracts and foreign currency transactions       $ (4,005,543)
                                                                                           =============
 Net increase in net assets resulting from operations                                      $  2,041,423
                                                                                           =============


The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                              Year               Year
                                                                                             Ended              Ended
                                                                                            12/31/05           12/31/04
FROM OPERATIONS:
Net investment income                                                                    $   6,046,966      $   5,467,810
Net realized gain (loss) on investments                                                      1,530,055          3,746,873
Change in net unrealized gain or loss on investments, futures contracts and foreign
 currency transactions                                                                      (5,535,598)        (1,480,061)
                                                                                         -------------      -------------
  Net increase in net assets resulting from operations                                   $   2,041,423      $   7,734,622
                                                                                         -------------      -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                                 $  (3,563,099)     $  (3,715,003)
 Class II                                                                                   (2,466,908)        (1,764,209)
Net realized gain
 Class I                                                                                    (2,147,727)          (265,040)
 Class II                                                                                   (1,587,624)          (135,300)
                                                                                         -------------      -------------
  Total distributions to shareowners                                                     $  (9,765,358)     $  (5,879,552)
                                                                                         -------------      -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                         $  43,512,782      $  75,619,514
Reinvestment of distributions                                                                9,721,259          5,846,576
Cost of shares repurchased                                                                 (57,690,620)       (44,707,455)
                                                                                         -------------      -------------
 Net increase (decrease) in net assets resulting from Fund share transactions            $  (4,456,579)     $  36,758,635
                                                                                         -------------      -------------
 Net increase (decrease) in net assets                                                   $ (12,180,514)     $  38,613,705
                                                                                         -------------      -------------
NET ASSETS:
Beginning of year                                                                        $ 122,801,462      $  84,187,757
                                                                                         -------------      -------------
End of year                                                                              $ 110,620,948      $ 122,801,462
                                                                                         =============      =============
Undistributed net investment income, end of year                                         $      59,865      $      42,906
                                                                                         =============      =============

14 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer High Yield VCT Portfolio (The Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:


Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The investment objective of High Yield Portfolio is to maximize total return through a combination of income and capital appreciation.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Portfolio's financial statements have been prepared in conformity with U.S. Generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. Investments in high-yield or lower-rated securities are subject to greater-than-average risk.

The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation
   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange (NYSE)

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

   is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of the Portfolio's shares is based on the last sale price on the principal exchange where they traded. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At December 31, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.


   Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.


   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes.


   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.


   The High Yield Portfolio invests in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during years of economic uncertainty or change, than higher rated debt securities. The Portfolio is not diversified, which means that it can invest a higher percentage of its asset in any one issuer than a diversified fund. Being non-diversified may magnify the fund's losses from adverse events affecting a particular issuer.

   In addition, the non-diversified Portfolio may have concentrations in certain asset types, which may subject the Portfolio to additional risks. Further description of these risks is included in the Trust's Prospectus.

B. Foreign Currency Translation
   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts
   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At December 31, 2005 the Portfolio had no open forward contracts.

D. Taxes
   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2005, no such taxes were paid.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.


   The following chart shows the distributions paid during the years ended December 31, 2005 and December 31, 2004 and the components of distributable earnings (accumulated losses) as of December 31, 2005 on a tax basis.

--------------------------------------------------------------------------------------
                                                                 2005          2004
--------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                             $6,600,658    $5,479,212
 Long-Term capital gain                                       3,164,700       400,340
                                                             ----------    ----------
                                                             $9,765,358    $5,879,552
 Return of Capital                                                   --            --
                                                             ----------    ----------
  Total distributions                                        $9,765,358    $5,879,552
                                                             ==========    ==========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                               $  798,588
 Undistributed long-term gain/(capital loss carryforward)       803,653
 Unrealized appreciation (depreciation)                        (212,035)
                                                             ----------
  Total                                                      $1,390,206
                                                             ==========
--------------------------------------------------------------------------------------


   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and interest accrual on preferred stock.


E. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005. Distribution fees for Class II are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. The Portfolio declares as daily dividends substantially all of its respective net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by a Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.


F. Securities Lending
   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

   value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Portfolio's custodian.

G. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $3,878 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $3,943 in transfer agent fees payable to PIMSS at December 31, 2005.


4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $627 payable to PFD at December 31, 2005.


5. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

-----------------------------------------------------------------------------------------------
                                                                                      Net
                                                 Gross             Gross         Appreciation/
                              Tax Cost       Appreciation      Depreciation      (Depreciation)
-----------------------------------------------------------------------------------------------
 High Yield Portfolio     $109,737,368      $3,143,440       $(3,355,475)       $(212,035)
                          ============      ==========       ============       ==========
-----------------------------------------------------------------------------------------------



6. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $40,480,811 and $55,124,286, respectively.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. Capital Shares
At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

-------------------------------------------------------------------------------------------------
High Yield Portfolio                '05 Shares      '05 Amount       '04 Shares       '04 Amount
-------------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                         1,902,148    $  21,181,455       2,699,382     $  30,852,667
 Reinvestment of distributions         514,993        5,666,754         346,267         3,947,046
 Shares repurchased                 (2,659,638)     (29,739,088)     (2,787,689)      (31,727,505)
                                    ----------    -------------      ----------     -------------
  Net increase (decrease)             (242,497)   $  (2,890,879)        257,960     $   3,072,208
                                    ==========    =============      ==========     =============
 CLASS II:
 Shares sold                         2,014,754    $  22,331,327       3,916,481     $  44,766,847
 Reinvestment of distributions         368,486        4,054,505         166,648         1,899,530
 Shares repurchased                 (2,495,978)     (27,951,532)     (1,171,662)      (12,979,950)
                                    ----------    -------------      ----------     -------------
  Net increase (decrease)             (112,738)   $  (1,565,700)      2,911,467     $  33,686,427
                                    ==========    =============      ==========     =============
-------------------------------------------------------------------------------------------------

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer High Yield VCT Portfolio:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer High Yield VCT Portfolio, one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the year ended December 31, 2001 was audited by other auditors who have ceased operations and whose report, dated February 8, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer High Yield VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ Ernst & Young LLP


Boston, Massachusetts
February 10, 2006

Pioneer High Yield VCT Portfolio (the "Fund")   PIONEER VARIABLE CONTRACTS TRUST
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FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------


   performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the third quintile of the peer group for the 12 months ended June 30, 2005, the second quintile for the three years ended June 30, 2005 and the second quintile for the five years ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also compared the yield (gross of expenses) on the Fund's Class I shares relative to the yield (as of June 30, 2005) on the Merrill Lynch High Yield Master II Index. The Trustees concluded that the performance of the Fund, particularly the Fund's longer-term performance, supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the third quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels,

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   break points in the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer High Yield VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------


                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

24

Pioneer High Yield VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                           (continued)
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)    Trustee         Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).


** Mr. Bock became a Trustee of the Trust on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------

Pioneer High Yield VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                           (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer High Yield VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                           (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                       POSITIONS HELD  TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant       Since November,                                           None
                       Treasurer       2000. Serves at the   Assistant Vice President - Fund
                                       discretion of the     Accounting, Administration and
                                       Board.                Custody Services of Pioneer; and
                                                             Assistant Treasurer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant       Since May, 2002.      Fund Accounting Manager - Fund      None
                       Treasurer       Serves at the         Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

---------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant       Since September,      Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer       2003. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services since June 2003;
                                       Board.                Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

---------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------

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                           This page for your notes.

[Logo] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust


Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC


General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


                                                                   18662-00-0206


                                                           [LOGO] PIONEER
                                                                  Investments(R)








                                                PIONEER VARIABLE CONTRACTS TRUST

                    Pioneer International Value VCT Portfolio -- Class II Shares










                                                                   ANNUAL REPORT

                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Table of Contents
--------------------------------------------------------------------------------

Pioneer International Value VCT Portfolio

  Portfolio and Performance Update                              2

  Comparing Ongoing Portfolio Expenses                          3

  Portfolio Management Discussion                               4

  Schedule of Investments                                       5

  Financial Statements                                          9

  Notes to Financial Statements                                13

  Report of Independent Registered Public Accounting Firm      18

  Factors Considered by the Independent Trustees
    in Approving the Management Contract                       19

  Trustees, Officers and Service Providers                     22






Before investing consider the fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer
Investments for a prospectus containing this information.
Read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

International Common Stocks                     87.3%
Depositary Receipts for International Stocks     6.0%
U.S. Common Stocks                               4.8%
Temporary Cash Investment                        1.3%
International Preferred Stocks                   0.6%


Geographical Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Japan                                   28.0%
United Kingdom                          14.8%
France                                  10.8%
Switzerland                              9.5%
Germany                                  5.8%
South Korea                              4.7%
Brazil                                   3.3%
Spain                                    3.0%
Netherlands                              3.0%
United States                            2.1%
Sweden                                   1.9%
Russia                                   1.8%
Australia                                1.5%
People's Republic of China               1.4%
Ireland                                  1.0%
Singapore                                1.0%
Other (individually less than 1%)        6.4%


Five Largest Holdings
(As a percentage of equity holdings)

  1.       Total SA                      2.45%
  2.       Roche Holdings AG             1.97
  3.       CS Group                      1.86
  4.       Repsol SA                     1.67
  5.       Sumitomo Mitsui Financial
             Group, Inc.                 1.67

The Portfolio is actively managed, and current holdings may be different.


--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 13.63      $ 11.84


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $ 0.0074       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer International Value VCT Portfolio at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) All Country (ex. U.S.) Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                Pioneer               MSCI AC
           International Value     Wld (ex. U.S.)
             VCT Portfolio            Index
 12-95          10000                  10000
                10799                  10668
 12-97          11172                  10886
                10061                  12459
 12-99          14490                  16310
                11201                  13850
 12-01           8520                  11150
                 7368                   9514
 12-03           9753                  13454
                11550                  16327
 12-05          13305                  19121


The Morgan Stanley Capital International (MSCI) All Country World (ex. U.S.) Index measures the performance of developed and emerging market stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

Net Asset Value
10 Years             2.90%
5 Years              3.50%
1 Year              15.19%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer International Value VCT
Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005.

Share Class                                        II
------------------------------------------   --------------
 Beginning Account Value on 7/1/05             $ 1,000.00
 Ending Account Value on 12/31/05              $ 1,199.77
 Expenses Paid During Period*                  $    10.20

* Expenses are equal to the Portfolio's annualized expense ratio of 1.84% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer International Value VCT
Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005.


Share Class                                         II
------------------------------------------    --------------
 Beginning Account Value on 7/1/05              $ 1,000.00
 Ending Account Value on 12/31/05               $ 1,015.93
 Expenses Paid During Period*                   $     9.35

* Expenses are equal to the Portfolio's annualized expense ratio of 1.84% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

International markets rallied considerably in the second half of Pioneer International Value VCT Portfolio's fiscal year. Investments in emerging markets and Japan were particularly rewarding, contributing strongly to its double-digit returns for the 12-months ended December 31, 2005. In the following interview, lead portfolio manager Christopher Smart discusses the factors that influenced this performance.

Q. How did the Portfolio perform for fiscal year?

A. For the 12 months ended December 31, 2005, Class II shares posted a return of 15.19% at net asset value. The Portfolio lagged the 16.53% return of the Morgan Stanley Capital International (MSCI) All Country World (ex. U.S.) Index excluding the United States. We attribute the underperformance to a handful of stocks in Europe and Japan. Perhaps the biggest disappointment was Vodafone, a sizable holding in the portfolio, which fell sharply in response to the company's announcement of lower-than-expected profitability over the next several years due to increased competition.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. Emerging markets stocks rose sharply during the Portfolio's fiscal year. What contributed to those dramatic returns?

A. In our view, three main factors contributed to the outcome. First, economic growth in emerging markets has been much stronger than that of the developed markets, with countries such as Russia, China and Turkey expanding between 5% and 10% per year. Second, valuations have been much lower than those of the developed market stocks, and they remain so even after several years of outperformance. Third, the risk of investing in emerging markets is much lower than it was even as recently as the late 1990s. Both corporations and countries have paid down their debts and rebuilt their balance sheets, putting the asset class on a much healthier footing to withstand external shocks.

Q. Could you mention some of the holdings that capture this growth potential in emerging markets?

A. Certainly. With inflation low and interest rates beginning to decline in Brazil, pent-up consumer spending is increasing the demand for credit. The Portfolio's investments in Unibanco, the country's largest retail bank, were very rewarding. In South Korea, the Portfolio's holdings that are positioned to benefit from the recovery in the domestic economy also did well. In recent years, high levels of consumer debt contributed to slower growth and reduced earnings for companies in the financial and retail sectors. With the problem now largely resolved, bank stocks - such as Fund holding Kookmin Bank - have recovered nicely.

Q. Why did investments in Japan contribute so favorably to performance?

A. Effective stock selection and a resurging stock market contributed to strong returns from Japanese stocks. An improving economy is raising consumer confidence and giving companies an incentive to build new factories and infrastructure. In addition, the recent reelection of Prime Minister
   Koizumi brought more of his reformist allies into the legislature, which should help expedite his privatization efforts. Two of the Fund's investments - the department store chain Takashimaya and commercial and residential builder Shimizu - made strong gains.

Q. How did investments in the more mature markets of Europe fare?

A. Investment returns from stocks across Europe were less dramatic than those outside the region, but still contributed positively to performance overall. Economic growth across Europe is modest, but business confidence is strong and valuations are attractive on a stock-by-stock basis. Stat Oil (Norway) and Repsol (Spain) are profiting from higher oil prices, but also represent good value relative to the rest of their competitors. In the pharmaceutical sector, Roche Holdings (Switzerland), which produces the flu vaccine Tamiflu, and AstraZeneca (United Kingdom) appreciated considerably.


Q. What holdings detracted from performance?

A. Royal Bank of Scotland Group, like many of the portfolio's U.K. bank stocks, underperformed as a result of rising interest rates and slower loan growth. Television broadcaster Mediaset suffered in response to Italy's slowing economy and the shrinking demand for advertising. Finally, computer integration consulting services provider OBIC (Japan) struggled - as did the software services sector in general.

Q. What is your outlook for international equities in 2006?

A. We remain positive in our outlook for international equity markets. We are watching for inflationary signs that could cause interest rates to rise quickly, but so far we see none. Rising oil prices are a concern, but we think that the declining costs of exports and technology coming from Asia and other developing countries have offset these pressures to a large extent. Given our expectations for a moderate pace of global growth in 2006, we will continue to focus on high-quality markets and stocks that offer attractive valuations and good prospects for appreciation.

  Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

     Shares                                                  Value
                  PREFERRED STOCK - 0.6%
                  Utilities - 0.6%
                  Multi-Utilities - 0.6%
      2,400       RWE AG - Non-Voting                     $   154,366
                                                          -----------
                  TOTAL PREFERRED STOCK
                  (Cost $139,965)                         $   154,366
                                                          -----------
                  COMMON STOCKS - 99.7%
                  Energy - 9.3%
                  Integrated Oil & Gas - 7.8%
     28,910       BP Amoco Plc                            $   309,478
      2,100       Gazprom (A.D.R.)*                           152,519
      3,300       Lukoil Holding (A.D.R.)                     195,690
      3,700       Petrobras Brasileiro (A.D.R.)               238,169
     15,400       Repsol SA                                   451,664
      3,400       Statoil SA                                   78,079
      2,630       Total SA                                    661,524
                                                          -----------
                                                          $ 2,087,123
                                                          -----------
                  Oil & Gas Equipment & Services - 0.8%
      4,900       Saipem S.p.A.                           $    80,361
      2,160       Technip                                     130,947
                                                          -----------
                                                          $   211,308
                                                          -----------
                  Oil & Gas Exploration & Production - 0.7%
    284,000       CNOOC, Ltd.                             $   192,812
                                                          -----------
                  Total Energy                            $ 2,491,243
                                                          -----------
                  Materials - 8.4%
                  Construction Materials - 1.6%
      8,800       CRH Plc                                 $   258,607
      2,600       Holcim, Ltd.                                176,954
                                                          -----------
                                                          $   435,561
                                                          -----------
                  Diversified Chemical - 0.4%
      1,400       BASF India, Ltd.                        $   107,187
                                                          -----------
                  Diversified Metals & Mining - 3.3%
     17,002       Broken Hill Proprietary Co., Ltd.       $   284,341
      6,750       Freeport-McMoRan Copper & Gold, Inc.
                  (Class B)                                   363,150
      5,490       Rio Tinto Plc                               250,624
                                                          -----------
                                                          $   898,115
                                                          -----------
                  Fertilizers & Agricultural Chemicals - 0.7%
      1,400       Syngenta AG*                            $   174,105
                                                          -----------
                  Specialty Chemicals - 0.8%
      4,300       Shin-Etsu Chemical Co., Ltd.            $   227,017
                                                          -----------
                  Steel - 1.5%
      7,300       Companhia Vale do Rio Doce (A.D.R.)     $   264,625
     13,200       Hitachi Metals, Ltd.                        143,482
                                                          -----------
                                                          $   408,107
                                                          -----------
                  Total Materials                         $ 2,250,092
                                                          -----------

     Shares                                                  Value
                  Capital Goods - 12.3%
                  Building Products - 2.2%
     23,000       Asahi Glass Co., Ltd.                   $   294,160
      2,600       Compagnie de Saint Gobain                   154,560
      3,200       Wienerberger AG                             127,349
                                                          -----------
                                                          $   576,069
                                                          -----------
                  Construction & Farm Machinery &
                  Heavy Trucks - 3.2%
     13,700       Daewoo Heavy Industries &
                  Machinery, Ltd.                         $   371,566
      3,900       Hyundai Heavy Industries                    296,725
     12,000       Komatsu, Ltd.                               200,750
                                                          -----------
                                                          $   869,041
                                                          -----------
                  Heavy Electrical Equipment - 1.3%
     50,000       Mitsubishi Electric Corp.               $   357,293
                                                          -----------
                  Industrial Conglomerates - 1.3%
          1       KOC Holding AS                          $         4
      4,190       Siemens                                     358,876
                                                          -----------
                                                          $   358,880
                                                          -----------
                  Industrial Machinery - 2.3%
      8,600       Atlas Copco AB                          $   191,468
      2,600       Fanuc, Ltd.                                 222,519
     16,000       Nabtesco Corp.                              208,060
                                                          -----------
                                                          $   622,047
                                                          -----------
                  Trading Companies & Distributors - 2.0%
     20,800       Mitsui & Co., Ltd.                      $   268,837
     21,000       Sumitomo Corp.                              270,103
                                                          -----------
                                                          $   538,940
                                                          -----------
                  Total Capital Goods                     $ 3,322,270
                                                          -----------
                  Transportation - 2.8%
                  Air Freight & Couriers - 0.5%
      4,800       TNT Post Group NV                       $   149,927
                                                          -----------
                  Airport Services - 0.9%
     22,100       BAA Plc                                 $   238,752
                                                          -----------
                  Railroads - 1.4%
         55       East Japan Railway Co.                  $   376,950
                                                          -----------
                  Total Transportation                    $   765,629
                                                          -----------
                  Automobiles & Components - 4.8%
                  Auto Parts & Equipment - 1.0%
      7,900       Denso Corp.                             $   274,760
                                                          -----------
                  Automobile Manufacturers - 2.5%
      2,700       Hyundai Motor Co., Ltd.                 $   258,811
      8,000       Toyota Motor Co.                            418,246
                                                          -----------
                                                          $   677,057
                                                          -----------

The accompanying notes are an integral part of these financial statements.     5

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

      Shares                                                      Value
                  Tires & Rubber - 1.3%
       3,200      Compagnie Generale des
                  Etablissements Michelin                      $   179,612
       1,800      Continental AG                                   159,528
                                                               -----------
                                                               $   339,140
                                                               -----------
                  Total Automobiles & Components               $ 1,290,957
                                                               -----------
                  Consumer Durables & Apparel - 3.2%
                  Apparel, Accessories & Luxury Goods - 0.6%
         650      Adidas-Salomon AG                            $   122,961
       3,385      Burberry Group Plc                                24,787
                                                               -----------
                                                               $   147,748
                                                               -----------
                  Consumer Electronics - 2.0%
       8,200      Philips Electronics NV                       $   254,658
       6,900      Sony Corp.                                       281,540
                                                               -----------
                                                               $   536,198
                                                               -----------
                  Footwear - 0.3%
         300      Puma AG Rudolf Dassler Sport                 $    87,496
                                                               -----------
                  Homebuilding - 0.3%
       4,200      Persimmon Plc                                $    90,426
                                                               -----------
                  Total Consumer Durables & Apparel            $   861,868
                                                               -----------
                  Consumer Services - 1.2%
                  Casinos & Gaming - 0.4%
       3,300      Opap SA*                                     $   113,554
                                                               -----------
                  Hotels, Resorts & Cruise Lines - 0.8%
       4,100      Carnival Corp.                               $   219,227
                                                               -----------
                  Total Consumer Services                      $   332,781
                                                               -----------
                  Media - 2.0%
                  Advertising - 0.7%
      16,600      WPP Group Plc                                $   179,208
                                                               -----------
                  Broadcasting & Cable TV - 0.8%
       2,700      Grupo Televisa SA (A.D.R.)                   $   217,350
                                                               -----------
                  Movies & Entertainment - 0.5%
       4,500      Vivendi Universal                            $   141,304
                                                               -----------
                  Total Media                                  $   537,862
                                                               -----------
                  Retailing - 2.2%
                  Apparel Retail - 0.6%
      42,300      Truworths International, Ltd.                $   160,691
                                                               -----------
                  Catalog Retail - 0.6%
       9,546      GUS Plc                                      $   169,174
                                                               -----------
                  Department Stores - 1.0%
      15,700      Takashimaya Co., Ltd.                        $   252,567
                                                               -----------
                  Total Retailing                              $   582,432
                                                               -----------

      Shares                                                      Value
                  Food & Drug Retailing - 3.0%
                  Food Retail - 0.9%
      39,600      Tesco Plc                                    $   224,951
                                                               -----------
                  Hypermarkets & Supercenters - 2.1%
      12,200      Aeon Co., Ltd.                               $   311,771
       4,000      Brasil Distr Pao Acu (A.D.R.)                    131,600
         300      Shinsegae Co., Ltd.                              131,104
                                                               -----------
                                                               $   574,475
                                                               -----------
                  Total Food & Drug Retailing                  $   799,426
                                                               -----------
                  Food, Beverage & Tobacco - 2.1%
                  Packaged Foods & Meats - 2.1%
       1,200      Nestle SA                                    $   358,118
      13,000      Toyo Suisan Kaisha, Ltd.                         209,437
                                                               -----------
                                                               $   567,555
                                                               -----------
                  Total Food. Beverage & Tobacco               $   567,555
                                                               -----------
                  Health Care Equipment & Services - 0.8%
                  Health Care Equipment - 0.8%
       1,900      Synthes, Inc.                                $   213,215
                                                               -----------
                  Total Health Care Equipment &
                  Services                                     $   213,215
                                                               -----------
                  Pharmaceuticals & Biotechnology - 7.8%
                  Pharmaceuticals - 7.8%
       5,800      Astellas Pharma, Inc.                        $   224,865
       7,032      AstraZeneca Plc                                  342,638
      12,700      Daiichi Sankyo Co., Ltd.*                        244,731
       7,890      GlaxoSmithKline Plc                              198,661
       3,300      Novartis                                         173,197
       3,538      Roche Holdings AG                                530,957
       1,400      Schering AG                                       93,727
       5,500      Shire Pharmaceuticals Group Plc (A.D.R.)         213,345
       1,400      UCB S.A.                                          65,715
                                                               -----------
                                                               $ 2,087,836
                                                               -----------
                  Total Pharmaceuticals &
                  Biotechnology                                $ 2,087,836
                                                               -----------


6     The accompanying notes are an integral part of these financial statements.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                     Value
                  Banks - 15.6%
                  Diversified Banks - 15.6%
      14,700      Banco Bilbao Vizcaya Argentaria, SA       $   262,198
       2,100      Banco Itau SA*                                 50,442
      38,925      Barclays Plc                                  408,949
       4,700      BNP Paribas SA                                380,137
       4,100      Commonwealth Bank of Australia                128,582
       4,745      Credit Agricole SA                            149,411
      27,800      Development Bank of Singapore, Ltd.           275,764
      18,200      HSBC Holding Plc                              291,960
       2,800      Kookmin Bank (A.D.R.) (b)                     209,188
          30      Mitsubishi UFJ Financial Group, Inc.          410,927
      12,720      Royal Bank of Scotland Group Plc              384,065
       3,019      Societe Generale                              371,181
          42      Sumitomo Mitsui Financial Group, Inc.         449,609
      27,240      Turkiye Is Bankasi (Isbank)                   235,782
       3,100      Uniao de Bancos Brasileiros S.A.
                  (Unibanco) (G.D.R.) (144A)                    197,067
                                                            -----------
                                                            $ 4,205,262
                                                            -----------
                  Total Banks                               $ 4,205,262
                                                            -----------
                  Diversified Financials - 5.9%
                  Asset Management & Custody Banks - 0.4%
       1,300      Julius Baer Holding                       $    92,034
                                                            -----------
                  Diversified Capital Markets - 3.4%
       9,830      CS Group                                  $   500,808
       1,400      Deutsche Bank AG                              135,667
       2,850      UBS AG                                        271,196
                                                            -----------
                                                            $   907,671
                                                            -----------
                  Investment Banking & Brokerage - 0.6%
      15,000      Daiwa Securities Group, Inc.              $   171,916
                                                            -----------
                  Diversified Financial Services - 1.5%
      11,900      ING Groep N.V.                            $   412,517
                                                            -----------
                  Total Diversified Financials              $ 1,584,138
                                                            -----------
                  Insurance - 4.8%
                  Life & Health Insurance - 0.7%
       4,900      China Life Insurance Co. (A.D.R.)*(b)     $   172,872
                                                            -----------
                  Multi-Line Insurance - 3.2%
      18,100      Aviva Plc                                 $   218,548
      10,900      AXA                                           352,059
       1,380      Zurich Financial Services*                    294,209
                                                            -----------
                                                            $   864,816
                                                            -----------
                  Property & Casualty Insurance - 0.9%
      19,500      Mitsui Sumitomo Insurance Co.             $   241,125
                                                            -----------
                  Total Insurance                           $ 1,278,813
                                                            -----------

      Shares                                                   Value
                  Real Estate - 1.3%
                  Real Estate Management & Development - 1.3%
      16,900      Mitsui Fudosan Co.                        $   345,038
                                                            -----------
                  Total Real Estate                         $   345,038
                                                            -----------
                  Software & Services - 1.2%
                  IT Consulting & Other Services - 1.2%
       2,000      Nomura Research Institute, Ltd.           $   244,613
       1,200      Atos Origin*                                   78,987
                                                            -----------
                                                            $   323,600
                                                            -----------
                  Total Software & Services                 $   323,600
                                                            -----------
                  Technology Hardware & Equipment - 3.3%
                  Communications Equipment - 1.1%
      91,400      Ericsson LM                               $   313,985
                                                            -----------
                  Computer Hardware - 1.1%
      48,000      Toshiba Corp.                             $   288,960
                                                            -----------
                  Office Electronics - 1.1%
       5,000      Canon, Inc.                               $   293,802
                                                            -----------
                  Total Technology Hardware &
                  Equipment                                 $   896,747
                                                            -----------
                  Semiconductors - 0.8%
      19,500      Hon Hai Precision Industry (G.D.R.)       $   222,323
                                                            -----------
                  Total Semiconductors                      $   222,323
                                                            -----------
                  Telecommunication Services - 4.4%
                  Integrated Telecommunication Services - 2.3%
      13,000      France Telecom SA                         $   322,853
       6,923      Telefonica SA                                 104,117
       5,000      Telekom Austria AG                            112,210
      10,500      Telekomunikacja Polska SA                      75,609
                                                            -----------
                                                            $   614,789
                                                            -----------
                  Wireless Telecommunication Services - 2.1%
         115      NTT Mobile Communications, Inc.           $   175,974
       4,000      Mobile Telesystems (A.D.R.)                   140,000
     112,411      Vodafone Group Plc                            244,040
                                                            -----------
                                                            $   560,014
                                                            -----------
                  Total Telecommunication Services          $ 1,174,803
                                                            -----------
                  Utilities - 2.5%
                  Electric Utilities - 1.2%
       3,333      E.On AG                                   $   344,756
                                                            -----------
                  Gas Utilities - 0.5%
      31,000      Tokyo Gas Co., Ltd.                       $   137,729
                                                            -----------
                  Multi-Utilities - 0.7%
      20,446      National Grid Plc                         $   199,152
                                                            -----------
                  Total Utilities                           $   681,637
                                                            -----------


The accompanying notes are an integral part of these financial statements.     7

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

   Shares                                                       Value
              TOTAL COMMON STOCKS
              (Cost $21,297,641)                             $26,815,527
                                                             -----------
              TEMPORARY CASH INVESTMENT - 1.4%
              Security Lending Collateral - 1.4%
  372,684     Securities Lending Collateral Fund, 4.24%      $   372,684
                                                             -----------
              TOTAL TEMPORARY CASH
              INVESTMENT
              (Cost $372,684)                                $   372,684
                                                             -----------
              TOTAL INVESTMENT IN
              SECURITIES - 101.7%
              (Cost $21,810,290)(a)                          $27,342,577
                                                             -----------
              OTHER ASSETS
              AND LIABILITIES - (1.7)%                       $  (440,853)
                                                             -----------
              TOTAL NET ASSETS - 100.0%                      $26,901,724
                                                             ===========


*        Non-income producing security
(A.D.R.) American Depositary Receipt
(G.D.R.) Global Depositary Receipt
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $197,067 or 0.7% of net assets.
(a) Distributions of investments by country of issue, as percentage of total equity holdings (excluding temporary cash investments) is as follows:

       Japan                                     30.6%
       France                                    16.3%
       United Kingdom                            15.9%
       Switzerland                                7.9%
       Germany                                    5.4%
       Spain                                      4.9%
       Italy                                      4.2%
       Netherlands                                3.6%
       South Korea                                1.5
       Ireland                                    1.5
       Turkey                                     1.3
       Brazil                                     1.1
       Belgium                                    1.0
       Austrialia                                 1.0
       Other (individually less than 1%)          3.8
                                                -----
                                                100.0%
                                                =====

(b)    At December 31, 2005, the following securities were out on loan:

   Shares   Security                                Market Value
  4,580     China Life Insurance Co. (A.D.R.)*     $161,582
  2,660     Kookmin Bank (A.D.R.)                   198,729
                                                   --------
            Total                                  $360,311
                                                   ========


8     The accompanying notes are an integral part of these financial statements.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                  5/1/03 (a)
                                                                                      Year Ended   Year Ended         to
Class II                                                                               12/31/05     12/31/04       12/31/03
Net asset value, beginning of period                                                   $ 11.84      $ 10.04       $  7.76
                                                                                       -------      -------       -------
Increase from investment operations:
 Net investment income (loss)                                                          $  0.04      $ (0.02)      $  0.05
 Net realized and unrealized gain on investments and foreign currency transactions        1.76         1.86          2.29
                                                                                       -------      -------       -------
    Net increase from investment operations                                            $  1.80      $  1.84       $  2.34
Distributions to shareowners:
 Net income                                                                              (0.01)       (0.04)        (0.06)
                                                                                       --------     -------       --------
 Net increase in net asset value                                                       $  1.79      $  1.80       $  2.28
                                                                                       --------     -------       --------
 Net asset value, end of period                                                        $ 13.63      $ 11.84       $ 10.04
                                                                                       =======      =======       =======
Total return*                                                                            15.19%       18.42%        30.31%(b)
Ratio of net expenses to average net assets+                                              1.84%        2.13%         2.02%* *
Ratio of net investment gain (loss) to average net assets+                                0.36%       (0.11)%       (0.81)%**
Portfolio turnover rate                                                                    108%         129%           99%
Net assets, end of period (in thousands)                                               $ 5,726      $ 4,133    $    1,081
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                             1.84%        2.13%         2.02%* *
 Net investment income (loss)                                                             0.36%       (0.11)%       (0.81)%**

(a) Class II shares were first publicly offered on May 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.)
** Annualized.
+ Ratios with no reduction for fees paid indirectly.
(b) Not annualized.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


The accompanying notes are an integral part of these financial statements.     9

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------


ASSETS:
 Investment in securities, at value (including securities loaned of $360,311)
 (Cost $21,810,290)                                                                  $ 27,342,577
 Receivables --
  Fund shares sold                                                                          3,044
  Dividends, interest and foreign taxes withheld                                           32,223
 Other                                                                                        869
                                                                                     ------------
   Total assets                                                                      $ 27,378,713
                                                                                     ------------
LIABILITIES:
 Payables --
  Fund shares repurchased                                                            $      7,885
  Upon return of securities loaned                                                         372,684
 Due to bank                                                                               17,439
 Due to affiliates                                                                          6,479
 Accrued expenses                                                                          72,502
                                                                                     ------------
   Total liabilities                                                                 $    476,989
                                                                                     ------------
NET ASSETS:
 Paid-in capital                                                                     $ 31,131,519
 Undistributed net investment income                                                      120,607
 Accumulated net realized loss                                                         (9,882,195)
 Net unrealized gain (loss) on:
  Investments                                                                           5,532,287
  Forward foreign currency contracts and other assets and liabilities denominated
    in foreign currencies                                                                    (494)
                                                                                     ------------
   Total net assets                                                                  $ 26,901,724
                                                                                     ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                         $ 21,175,902
 Shares outstanding                                                                     1,544,426
                                                                                     ------------
  Net asset value per share                                                          $      13.71
 Class II:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                         $  5,725,822
 Shares outstanding                                                                       420,103
                                                                                     ------------
  Net asset value per share                                                          $      13.63


10    The accompanying notes are an integral part of these financial statements.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                    Year Ended
                                                                                     12/31/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $75,067)                              $  541,725
 Interest                                                                              12,408
 Income on securities loaned, net                                                      21,147
                                                                                   ----------
  Total investment income                                                          $  575,280
                                                                                   ----------
EXPENSES:
 Management fees                                                                   $  258,471
 Transfer agent fees and expenses                                                       8,676
 Distribution fees (Class II)                                                          12,164
 Administrative reimbursements                                                         18,512
 Custodian fees                                                                        29,895
 Professional fees                                                                     49,782
 Printing expense                                                                      12,970
 Fees and expenses of nonaffiliated trustees                                            3,983
 Miscellaneous                                                                         16,902
                                                                                   ----------
  Total expenses                                                                   $  411,355
                                                                                   ----------
  Net expenses                                                                     $  411,355
                                                                                   ----------
    Net investment income                                                          $  163,925
                                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
 Investments                                                                       $4,225,791
 Forward foreign currency contracts and other assets
  and liabilities denominated in foreign currencies                                   (39,160)
                                                                                   ----------
                                                                                   $4,186,631
                                                                                   ----------
 Change in net unrealized gain or loss from:
 Investments                                                                       $ (618,775)
 Forward foreign currency contracts and other assets
  and liabilities denominated in foreign currencies                                       841
                                                                                   ----------
                                                                                   $ (617,934)
                                                                                   ----------
 Net gain on investments, futures contracts and foreign currency transactions      $3,568,697
                                                                                   ==========
 Net increase in net assets resulting from operations                              $3,732,622
                                                                                   ==========


The accompanying notes are an integral part of these financial statements.    11

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              Year Ended        Year Ended
                                                                               12/31/05          12/31/04
FROM OPERATIONS:
Net investment income                                                        $   $163,925      $     93,454
Net realized gain on investments                                                4,186,631         2,810,326
Change in net unrealized gain or loss on investments, futures contracts
 and foreign currency transactions                                               (617,934)        1,310,186
                                                                             ------------      ------------
  Net increase in net assets resulting  from operations                      $  3,732,622      $  4,213,966
                                                                             ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                     $    (31,154)     $   (113,573)
 Class II                                                                          (3,084)           (8,890)
                                                                             ------------      ------------
  Total distributions to shareowners                                         $    (34,238)     $   (122,463)
                                                                             ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                             $  3,244,454      $  4,380,480
Reinvestment of distributions                                                      34,238           122,460
Cost of shares repurchased                                                     (7,067,685)       (5,189,620)
                                                                             ------------      ------------
 Net decrease in net assets resulting from Fund share transactions           $ (3,788,993)     $   (686,680)
                                                                             ------------      ------------
 Net increase (decrease) in net assets                                       $    (90,609)     $  3,404,823
                                                                             ------------      ------------
NET ASSETS:
Beginning of year                                                            $ 26,992,333      $ 23,587,510
                                                                             ------------      ------------
End of year                                                                  $ 26,901,724      $ 26,992,333
                                                                             ============      ============
Undistributed net investment income, end of year                             $    120,607      $     30,080
                                                                             ============      ============


12    The accompanying notes are an integral part of these financial statements.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer International Value Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:


Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The Portfolio commenced operations on May 1, 2003.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The investment objective of International Value VCT Portfolio is to seek long-term capital growth.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic and political conditions.

The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements, which are

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

consistent with those generally accepted in the investment company industry:


A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Portfolio determines its net asset value. Consequently, the Board of Trustees of the Portfolio has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Portfolio. The Portfolio may also take into consideration other significant events in determining the fair value of these securities. Thus, the Portfolio's securities valuations may differ from prices reported by the various local exchanges and markets. At December 31, 2005, there were no fair valued securities.

     All securities that trade in foreign markets whose closing prices are as of times prior to the close of the NYSE and that are held by International Value Portfolio are fair valued using vendor-supplied pricing updates for each security to the time of the close of the NYSE. Temporary cash investments and securities held by the Portfolio are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     The Portfolio's investments in emerging markets or countries with limited or developing markets may subject the Portfolio to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Portfolio's investments and income generated by these investments, as well as the Portfolio's ability to repatriate such amounts.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B.   Foreign Currency Translation

     The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of December 31, 2005, the Portfolio had no outstanding portfolio or settlement hedges.

D.   Taxes

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2005, no such taxes were paid.

     In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for taxes on capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding year of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. The estimated reserve for taxes on repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding year of such investments and the related tax rates and other such factors. As of December 31, 2005, the Portfolio had no reserves related to taxes on the repatriation of foreign currencies.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.


     Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, International Value VCT Portfolio had a capital loss carryforward of $9,866,967 of which the following amounts will expire between 2009 and 2011 if not utilized: $2,426,453 in 2009, $5,309,516 in 2010 and $2,130,998 in 2011.


     At December 31, 2005, the portfolio made reclassifications as described below. These reclassifications have no impact on the net asset values of the portfolio and are designed to present the portfolio's capital accounts on a tax basis.


--------------------------------------------------------------------------------------------------
                                                Undistributed Net
                                                   Investment        Accumulated Net     Paid-In
Portfolio                                            Income           Realized Gain      Capital
--------------------------------------------------------------------------------------------------
 Pioneer International Value VCT Portfolio         $ (39,160)            $39,160           $--
                                                   =========             =======           ===
--------------------------------------------------------------------------------------------------


     The following chart shows the distributions paid during the years ended December 31, 2005 and December 31, 2004 and the components of distributable earnings (accumulated losses) as of December 31, 2005 on a tax basis.

------------------------------------------------------------------------------------------
                                                                  2005          2004
------------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                             $     34,238    $122,463
 Long-Term capital gain                                                --          --
                                                             ------------    --------
                                                             $     34,238    $122,463
 Return of Capital                                                     --          --
                                                             ------------    --------
   Total distributions                                       $     34,238    $122,463
                                                             ============    ========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                               $    120,607
 Undistributed long-term gain/(capital loss carryforward)      (9,866,967)
 Unrealized appreciation (depreciation)                         5,516,565
                                                             ------------
   Total                                                     $ (4,229,795)
                                                             ============
------------------------------------------------------------------------------------------

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

     For the fiscal year ending December 31, 2005, International Value Portfolio has elected to pass through foreign tax credits of $58,710. The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

E.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. Dividends and distributions to shareowners are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees.

F.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Portfolio's custodian.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 1.00% of the Portfolio's average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $1,493 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $4,907 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $79 payable to PFD at December 31, 2005.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

------------------------------------------------------------------------------------------------------
                                                                                            Net
                                                         Gross            Gross        Appreciation/
                                      Tax Cost       Appreciation     Depreciation     (Depreciation)
------------------------------------------------------------------------------------------------------
 International Value Portfolio      $21,825,518       $5,651,803       $ (134,744)       $5,517,059
                                    ===========       ==========       ==========        ==========
------------------------------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $27,644,939 and $31,089,404, respectively.

7. Capital Shares

At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

-------------------------------------------------------------------------------------------
International Value Portfolio     '05 Shares     '05 Amount    '04 Shares      '04 Amount
-------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                         48,222    $    576,930      125,954     $  1,319,269
 Reinvestment of distributions        2,721          31,154       10,994          113,572
 Shares repurchased                (430,261)     (5,229,863)    (449,994)      (4,643,483)
                                   --------------------------------------------------------
   Net increase (decrease)         (379,318)   $ (4,621,779)    (313,046)    $ (3,210,642)
                                   ========================================================
 CLASS II:
 Shares sold                        218,007    $  2,667,524      294,244     $  3,061,211
 Reinvestment of distributions          270           3,084          862            8,888
 Shares repurchased                (147,285)     (1,837,822)     (53,626)        (546,137)
                                   --------------------------------------------------------
   Net increase (decrease)           70,992    $    832,786      241,480     $  2,523,962
                                   ========================================================
-------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION (unaudited)

The qualifying percentage of certain Portfolios' ordinary income dividends for the purposes of the corporate dividends received deduction and the percentage of those ordinary dividends that are subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 were as follows:

---------------------------------------------------------------
                                     Dividend      Qualified
                                     Received      Dividend
                                    Deduction       Income
---------------------------------------------------------------
 International Value Portfolio         0.00%         100.00%
---------------------------------------------------------------

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer International Value VCT Portfolio:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer International Value VCT Portfolio, one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer International Value VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                                /s/ Ernst & Young LLP


Boston, Massachusetts
February 10, 2006

Pioneer International Value VCT Portfolio (the "Fund")
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of break points in the management fee, reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

     performance compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the third quintile of the peer group for the 12 months ended June 30, 2005, the fourth quintile for the three years ended June 30, 2005, the fifth quintile for the five years ended June 30, 2005 and the fifth quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the fifth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Investment Adviser agreed to reduce the management fee to 0.85%, which would be in the third quintile of the peer group, and to add a break point to the fee schedule. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2005 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio was in the fifth quintile of this peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fees, the Trustees concluded

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     that any perceived or potential economies of scale would be shared at future asset levels, in a reasonable manner as the Fund grows in size, between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer International Value VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer International Value VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)    Trustee         Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).


** Mr. Bock became a Trustee of the Trust on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------

Pioneer International Value VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer International Value VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                       POSITIONS HELD  TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant       Since November,       Assistant Vice President - Fund     None
                       Treasurer       2000. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds.


---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant       Since May, 2002.      Fund Accounting Manager - Fund      None
                       Treasurer       Serves at the         Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

---------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant       Since September,      Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer       2003. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services since June 2003;
                                       Board.                Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

---------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

[LOGO]PIONEER
      Investments(R)


Pioneer Variable Contracts Trust


Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.



                                                          [LOGO] PIONEER
                                                                 Investments (R)








                                                PIONEER VARIABLE CONTRACTS TRUST

                          Pioneer Mid Cap Value VCT Portfolio -- Class II Shares










                                                                   ANNUAL REPORT

                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------


T a b l e   o f   C o n t e n t s
--------------------------------------------------------------------------------


Pioneer Mid Cap Value VCT Portfolio

  Portfolio and Performance Update                    2

  Comparing Ongoing Portfolio Expenses                3

  Portfolio Management Discussion                     4

  Schedule of Investments                             6

  Financial Statements                                9

  Notes to Financial Statements                      13

  Report of Independent Registered Public
    Accounting Firm                                  18

  Factors Considered by the Independent Trustees
    in Approving the Management Contract             19

  Trustees, Officers and Service Providers           22




Before investing, consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.


The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                              97.3%
Temporary Cash Investment                       1.9%
Depositary Receipts for International Stocks     0.8%


Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                              23.7%
Consumer Discretionary                  13.2%
Informational Technology                10.3%
Health Care                             19.2%
Industrials                              9.9%
Materials                                8.8%
Consumer Staples                         8.1%
Utilies                                  7.8%
Energy                                   6.7%
Telecommunication Services               1.3%


Five Largest Holdings
(As a percentage of equity holdings)

  1.       Foot Locker, Inc.               2.16%
  2.       Symbol Technologies, Inc.       2.14
  3.       Federated Investors, Inc.       2.06
  4.       W.W. Grainger, Inc.             2.03
  5.       Republic Services, Inc.         2.00

The Portfolio is actively managed, and current holdings may be different.


--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 24.72      $ 24.44


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $ 0.0519       $ 0.1221          $ 1.3647

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Mid Cap Value VCT Portfolio at net asset value, compared to that of the Russell Midcap Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                 Russell          Pioneer
                 Mid-Cap          Mid Cap
               Value Index       Value VCT
                                 Portfolio
 Dec-95           10000            10000
                  12026            11290
 Dec-97           16159            13943
                  16981            12609
 Dec-99           16962            14218
                  20215            16944
 Dec-01           20685            17998
                  18690            15950
 Dec-03           25805            21866
                  31922            26626
 Dec-05           35960            28661

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

Net Asset Value
10 Years            11.10%
5 Years             11.08%
1 Year               7.64%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value VCT Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005


Share Class                                           II
---------------------------------------------   --------------
          Beginning Account Value on 7/1/05       $ 1,000.00
          Ending Account Value on 12/31/05        $ 1,033.01
          Expenses Paid During Period*            $     4.85

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2005 through December 31, 2005


Share Class                                           II
---------------------------------------------   --------------
          Beginning Account Value on 7/1/05       $ 1,000.00
          Ending Account Value on 12/31/05        $ 1,020.36
          Expenses Paid During Period*            $     4.82

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------


The equity markets exhibited considerable volatility during 2005. Stock valuations moved up and down without any clear direction for most of the period before finishing strongly in the final two months of the year on evidence that the economic recovery was persisting and that corporate profits were continuing to improve. In the following discussion, Rod Wright, the leader of the team that manages Pioneer Mid Cap Value VCT Portfolio, provides an update on the Portfolio and his investment strategies during 2005.

Q. How did the Portfolio perform?

A. Class II shares of Pioneer Mid Cap Value VCT Portfolio had a total return of 7.64% at net asset value during the 12 months ended December 31, 2005. During the same period, the Standard & Poor's 500 Index returned 4.91%, while the Russell Midcap Value Index returned 12.65%.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What were the principal factors that affected Portfolio performance?

A. The Portfolio's relative performance improved substantially in the final two months of 2005 as many of the individual stocks that we had favored during the year finally started to produce good results. Our strategy is to manage the Portfolio by emphasizing individual security selection rather than sector weightings based on macro-economic forecasts. We seek to emphasize better-quality companies with reasonable prices that have potential catalysts for improved results and better-than-average long-term business prospects. Our tactical objective is to outperform the overall market, as reflected by the S&P 500, while seeking superior-long-term results.
   Overall, our stock selection was good in most sectors during 2005, with our holdings in the information technology, industrials, financials and consumer staples sectors performing particularly well. However, our selection in the consumer discretionary sector was far less successful, and we also lagged in the energy, basic materials and health care sectors.

Q. What were some of the investments that helped support Portfolio performance?


A. During a year in which corporate merger-and-acquisition activity picked up, three holdings that received attractive acquisition proposals were major contributors: IVAX, a generic pharmaceutical company which is in the process of being taken over by Teva, another generic manufacturer, at a premium to its stock valuation; SunGard Data Systems, which provides software and information technology systems to large enterprises, and was acquired by a group of private equity investors; and Scientific-Atlanta, producer of television set-top systems for cable television users, which is being acquired by Cisco Systems.

   Within the energy sector, investments that helped significantly included:
   Devon, an exploration and production company; Transocean, a deep-water drilling corporation; and Occidental Petroleum, an integrated refining, marketing and distribution company.

   Among other stocks that had a positive influence on return were Imation, which produces tapes for communications networks, and Triad Hospitals, which operates hospitals and surgery centers in 15 states; and Xerox, the office equipment company.


A Word About Risk:


Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

Q. What were some of the investments that detracted from results?

A. Our holdings in the consumer discretionary sector had the greatest detrimental impact on results. The sector in general was affected by both higher energy costs, which squeezed the budgets of some consumers, and by investor concerns that high personal debt loads would lead to a downturn in consumer spending patterns. However, our biggest disappointments also were affected by their own issues.

   The share price of Interpublic Group, which operates a large group of advertising and marketing agencies, plummeted in the midst of an SEC investigation of its accounting practices and the resignations of the company's chief executive and chief financial officers. Another consumer-related holding that disappointed was Blockbuster. Its movie rental business received a stiff challenge from on-line competitors at the same time that revenues from its core business slowed because of a weak schedule of new films and a change in policy to eliminate late fees. A third disappointment was Foot Locker, the chain of athletic footwear stores. It had disappointing earnings because of intense price competition in the United Kingdom and France.

   Outside the consumer area, a noteworthy disappointment was Tenet Health Care, a hospital chain whose holdings included several hospitals in Louisiana that were heavily damaged by Hurricane Katrina. Besides reacting to the physical damage to the hospitals and the loss of revenues, investors worried about the impact of investigations into how hospitals treated patients in the days after the onslaught of the hurricane. In addition, the market was disappointed by the chief financial officer's decision to leave for an attractive position at the company where he worked prior to Tenet.

Q. What is your investment outlook?

A. As we enter the new year, investors continue to be concerned about the two overriding issues that held back stock market returns in 2005: rising short-term interest rates and higher energy prices. However, several factors are positive - including persistent growth in corporate earnings helped by a backdrop of rising Gross Domestic Product (GDP), and low inflation. We are watching for evidence that consumer spending may slacken.


   Given these issues, we have adopted a conservative approach in investing, judging investment opportunities on a stock-by-stock basis and particularly trying to avoid those companies that are vulnerable to the effects of higher interest rates.

   We believe the Portfolio is well positioned for the investment environment with positions in quality companies selling at reasonable prices.









   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05

      Shares                                                       Value
                  COMMON STOCKS - 97.5%
                  Energy - 6.5%
                  Integrated Oil & Gas - 1.2%
      54,709      Occidental Petroleum Corp.                  $  4,370,155
                                                              ------------
                  Oil & Gas Drilling - 1.9%
      49,417      ENSCO International, Inc.                   $  2,191,644
      30,185      Nabors Industries, Inc.*                       2,286,514
      38,054      Transocean Offshore Inc.*                      2,651,983
                                                              ------------
                                                              $  7,130,141
                                                              ------------
                  Oil & Gas Equipment & Services - 0.6%
      62,552      Weatherford International, Inc.*            $  2,264,382
                                                              ------------
                  Oil & Gas Exploration & Production - 2.0%
      44,700      Apache Corp.                                $  3,062,844
      74,583      Devon Energy Corp.                             4,664,421
                                                              ------------
                                                              $  7,727,265
                                                              ------------
                  Oil & Gas Refining & Marketing - 0.8%
      49,004      Tesoro Petroleum Corp.                      $  3,016,196
                                                              ------------
                  Total Energy                                $ 24,508,139
                                                              ------------
                  Materials - 8.5%
                  Aluminum - 0.7%
     128,762      Novelis, Inc.                               $  2,689,838
                                                              ------------
                  Diversified Chemical - 2.4%
     104,959      Ashland, Inc.                               $  6,077,126
      52,892      PPG Industries, Inc.                           3,062,447
                                                              ------------
                                                              $  9,139,573
                                                              ------------
                  Diversified Metals & Mining - 0.9%
      65,617      Freeport-McMoRan Copper & Gold, Inc.
                  (Class B)                                   $  3,530,195
                                                              ------------
                  Industrial Gases - 1.9%
     121,072      Air Products & Chemicals, Inc.              $  7,166,252
                                                              ------------
                  Metal & Glass Containers - 1.8%
     169,126      Ball Corp.                                  $  6,717,685
                                                              ------------
                  Specialty Chemicals - 0.8%
      88,600      International Flavor & Fragrances, Inc.     $  2,968,100
                                                              ------------
                  Total Materials                             $ 32,211,643
                                                              ------------
                  Capital Goods - 4.7%
                  Building Products - 1.1%
     107,688      American Standard Companies, Inc.           $  4,302,136
                                                              ------------
                  Construction & Farm Machinery &
                  Heavy Trucks - 1.6%
      90,236      Deere & Co.                                 $  6,145,974
                                                              ------------
                  Trading Companies & Distributors - 2.0%
     104,736      W.W. Grainger, Inc.                         $  7,446,730
                                                              ------------
                  Total Capital Goods                         $ 17,894,840
                                                              ------------


      Shares                                                      Value
                  Commercial Services & Supplies - 4.1%
                  Commercial Printing - 1.1%
     117,383      R.R. Donnelly & Sons Company                $  4,015,672
                                                              ------------
                  Diversified Commercial Services - 1.0%
      59,311      The Dun & Bradstreet Corp.*                 $  3,971,465
                                                              ------------
                  Environmental & Facilities Services - 2.0%
     196,163      Republic Services, Inc.                     $  7,365,921
                                                              ------------
                  Total Commercial Services &
                  Supplies                                    $ 15,353,058
                                                              ------------
                  Transportation - 0.8%
                  Railroads - 0.8%
      39,220      Canadian National Railway Co.               $  3,137,208
                                                              ------------
                  Total Transportation                        $  3,137,208
                                                              ------------
                  Consumer Durables & Apparel - 1.6%
                  Apparel, Accessories & Luxury Goods - 0.6%
      65,399      Liz Claiborne, Inc.                         $  2,342,592
                                                              ------------
                  Photographic Products - 1.0%
     153,473      Eastman Kodak Co.                           $  3,591,268
                                                              ------------
                  Total Consumer Durables &
                  Apparel                                     $  5,933,860
                                                              ------------
                  Consumer Services - 2.3%
                  Casinos & Gaming - 1.0%
      52,800      Harrah's Entertainment Inc.*                $  3,764,112
                                                              ------------
                  Hotels, Resorts & Cruise Lines - 1.3%
     105,169      Royal Caribbean Cruises, Ltd.               $  4,738,915
                                                              ------------
                  Total Consumer Services                     $  8,503,027
                                                              ------------
                  Media - 4.3%
                  Advertising - 1.6%
     602,480      The Interpublic Group of Companies,
                  Inc.*                                       $  5,813,932
                                                              ------------
                  Broadcasting & Cable TV - 2.4%
     139,602      Clear Channel Communications, Inc.          $  4,390,483
     153,915      Entercom Communications Corp.*                 4,566,658
                                                              ------------
                                                              $  8,957,141
                                                              ------------
                  Movies & Entertainment - 0.3%
      17,450      CCE Spinco, Inc.*                           $    228,598
      55,602      Regal Entertainment Group                      1,057,550
                                                              ------------
                                                              $  1,286,148
                                                              ------------
                  Total Media                                 $ 16,057,221
                                                              ------------
                  Retailing - 4.8%
                  Apparel Retail - 2.1%
     335,943      Foot Locker, Inc.                           $  7,924,895
                                                              ------------
                  Department Stores - 1.2%
      68,861      Federated Department Stores, Inc.           $  4,567,550
                                                              ------------


6     The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------


      Shares                                                    Value
                  Internet Retail - 1.5%
     235,308      Expedia, Inc.*                            $  5,637,980
                                                            ------------
                  Total Retailing                           $ 18,130,425
                                                            ------------
                  Food & Drug Retailing - 4.4%
                  Drug Retail - 0.9%
     137,150      CVS Corp.                                 $  3,623,503
                                                            ------------
                  Food Retail - 1.9%
     301,888      Safeway, Inc.                             $  7,142,670
                                                            ------------
                  Hypermarkets & Supercenters - 1.6%
     203,373      BJ'S Wholesale Club, Inc.*                $  6,011,706
                                                            ------------
                  Total Food & Drug Retailing               $ 16,777,879
                                                            ------------
                  Food, Beverage & Tobacco - 3.5%
                  Brewers - 1.4%
      78,521      Molson Coors Brewing Co. (Class B)        $  5,260,122
                                                            ------------
                  Packaged Foods & Meats - 0.9%
      99,025      H.J. Heinz Co., Inc.                      $  3,339,123
                                                            ------------
                  Tobacco - 1.2%
     108,700      UST, Inc.*                                $  4,438,221
                                                            ------------
                  Total Food, Beverage & Tobacco            $ 13,037,466
                                                            ------------
                  Health Care Equipment & Services - 7.7%
                  Health Care Distributors - 0.5%
      39,279      McKesson Corp.                            $  2,026,404
                                                            ------------
                  Health Care Equipment - 1.4%
     223,800      Boston Scientific Corp.*                  $  5,480,862
                                                            ------------
                  Health Care Facilities - 1.8%
     511,379      Tenet Healthcare Corp.*                   $  3,917,163
      69,324      Triad Hospitals, Inc.*                       2,719,581
                                                            ------------
                                                            $  6,636,744
                                                            ------------
                  Health Care Services - 2.6%
      99,752      Laboratory Corp. of America Holdings*     $  5,371,645
     174,900      IMS Health, Inc.                             4,358,508
                                                            ------------
                                                            $  9,730,153
                                                            ------------
                  Managed Health Care - 1.4%
      46,104      CIGNA Corp.                               $  5,149,817
                                                            ------------
                  Total Health Care Equipment &
                  Services                                  $ 29,023,980
                                                            ------------
                  Pharmaceuticals & Biotechnology - 2.2%
                  Pharmaceuticals - 2.2%
     254,423      Perrigo Co.                               $  3,793,447
     118,356      Shire Pharmaceuticals Group Plc
                  (A.D.R.)                                     4,591,029
                                                            ------------
                                                            $  8,384,476
                                                            ------------
                  Total Pharmaceuticals &
                  Biotechnology                             $  8,384,476
                                                            ------------


      Shares                                                    Value
                  Banks - 7.5%
                  Regional Banks - 5.0%
      55,456      City National Corp.                       $  4,017,233
     138,015      Key Corp.                                    4,544,834
      79,900      Marshall & Ilsley Corp.                      3,438,896
     124,594      North Fork Bancorporation, Inc.              3,408,892
      45,365      Zions Bancorporation                         3,427,779
                                                            ------------
                                                            $ 18,837,634
                                                            ------------
                  Thrifts & Mortgage Finance - 2.5%
     203,001      Hudson City Bancorp, Inc.                 $  2,460,372
     170,089      The PMI Group, Inc.                          6,985,555
                                                            ------------
                                                            $  9,445,927
                                                            ------------
                  Total Banks                               $ 28,283,561
                                                            ------------
                  Diversified Financials - 6.4%
                  Asset Management & Custody Banks - 3.9%
     204,104      Federated Investors, Inc.*                $  7,560,012
     205,849      Mellon Bank Corp.                            7,050,328
                                                            ------------
                                                            $ 14,610,340
                                                            ------------
                  Investment Banking & Brokerage - 2.5%
      72,884      A.G. Edwards, Inc.                        $  3,415,344
      51,391      Bear Stearns Companies Inc.                  5,937,202
                                                            ------------
                                                            $  9,352,546
                                                            ------------
                  Total Diversified Financials              $ 23,962,886
                                                            ------------
                  Insurance - 9.2%
                  Insurance Brokers - 2.4%
     138,300      Marsh & McLennan Co., Inc.                $  4,392,408
     122,846      Willis Group Holdings, Ltd.                  4,537,931
                                                            ------------
                                                            $  8,930,339
                                                            ------------
                  Life & Health Insurance - 1.6%
     263,381      UNUM Corp.                                $  5,991,918
                                                            ------------
                  Multi-Line Insurance - 2.1%
     108,160      Assurant, Inc.                            $  4,703,878
      92,400      Genworth Financial, Inc.                     3,195,192
                                                            ------------
                                                            $  7,899,070
                                                            ------------
                  Property & Casualty Insurance - 2.1%
      79,183      Safeco Corp.                              $  4,473,840
       6,598      White Mountains Insurance Group, Ltd.        3,685,313
                                                            ------------
                                                            $  8,159,153
                                                            ------------
                  Reinsurance - 1.0%
     121,292      Platinum Underwriter Holdings Corp.       $  3,768,542
                                                            ------------
                  Total Insurance                           $ 34,749,022
                                                            ------------
                  Software & Services - 1.5%
                  Data Processing & Outsourced Services - 1.5%
     401,162      The BISYS Group, Inc.*                    $  5,620,280
                                                            ------------
                  Total Software & Services                 $  5,620,280
                                                            ------------

The accompanying notes are an integral part of these financial statements.     7

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------


  Shares                                                  Value
              Technology Hardware & Equipment - 8.6%
              Communications Equipment - 2.0%
  79,159      Scientific-Atlanta, Inc.                $  3,409,378
 370,949      Tellabs, Inc.*                             4,043,344
                                                      ------------
                                                      $  7,452,722
                                                      ------------
              Computer Hardware - 1.4%
 154,000      NCR Corp.*                              $  5,226,760
                                                      ------------
              Computer Storage & Peripherals - 1.3%
 105,471      Imation Corp.                           $  4,859,049
                                                      ------------
              Electronic Equipment & Instruments - 2.1%
 612,970      Symbol Technologies, Inc.               $  7,858,275
                                                      ------------
              Office Electronics - 1.8%
 470,879      Xerox Corp.*                            $  6,898,377
                                                      ------------
              Total Technology Hardware &
              Equipment                               $ 32,295,183
                                                      ------------
              Telecommunication Services - 1.3%
              Integrated Telecommunication Services - 1.3%
 877,113      Cincinnati Bell, Inc.*                  $  3,078,667
  59,046      Century Telephone Enterprises, Inc.        1,957,965
                                                      ------------
                                                      $  5,036,632
                                                      ------------
              Total Telecommunication Services        $  5,036,632
                                                      ------------
              Utilities - 7.6%
              Electric Utilities - 2.3%
  98,300      Allegheny Energy, Inc.*                 $  3,111,195
 121,871      Edison Intl.                               5,314,794
   3,240      Entergy Corp.                                222,426
                                                      ------------
                                                      $  8,648,415
                                                      ------------
              Independent Power Producer &
              Energy Traders - 2.8%
  95,237      Constellation Energy Group              $  5,485,651
 103,656      NRG Energy, Inc.*                          4,884,271
                                                      ------------
                                                      $ 10,369,922
                                                      ------------
              Multi-Utilities - 2.5%
 144,474      NSTAR                                   $  4,146,404
 146,361      PG&E Corp.                                 5,432,920
                                                      ------------
                                                      $  9,579,324
                                                      ------------
              Total Utilities                         $ 28,597,661
                                                      ------------
              TOTAL COMMON STOCKS
              (Cost $321,641,094)                     $367,498,447
                                                      ------------


 Principal
   Amount                                                Value
               TEMPORARY CASH INVESTMENT - 1.9%
               Repurchase Agreement - 1.9%
$ 7,000,000    UBS Warburg, Inc., 3.25% dated
               12/31/05, repurchase price of
               $7,000,000 plus accrued interest on
               1/3/06 collateralized by $7,297,000
               U.S. Treasury Bill, 4.2%, 6/29/06     $  7,000,000
                                                     ------------
               TOTAL TEMPORARY CASH
               INVESTMENT
               (Cost $7,000,000)                     $  7,000,000
                                                     ------------
               TOTAL INVESTMENT
               IN SECURITIES - 99.4%
               (Cost $328,641,094)                   $374,498,447
                                                     ------------
               OTHER ASSETS
               AND LIABILITIES - 0.6%                $  2,555,530
                                                     ------------
               TOTAL NET ASSETS - 100.0%             $377,053,977
                                                     ============

*         Non-income producing security
(A.D.R.)  American Depositary Receipt

8     The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                 Year        Year         Year          Year         Year
                                                                Ended        Ended        Ended        Ended        Ended
Class II                                                       12/30/05    12/31/04     12/31/03      12/31/02     12/31/01
Net asset value, beginning of period                           $ 24.44     $ 20.32      $ 14.86      $  17.28      $ 17.75
                                                               -------     -------      -------      --------      -------
Increase (decrease) from investment operations:
 Net investment income                                         $  0.35     $  0.01      $  0.06      $   0.04      $  0.14
 Net realized and unrealized gain (loss) on investments           1.47        4.38         5.44         (1.96)        0.94
                                                               -------     -------      -------      --------      -------
  Net increase (decrease) from investment operations           $  1.82     $  4.39      $  5.50      $  (1.92)     $  1.08
Distributions to shareholders:
 Net investment income                                           (0.05)      (0.06)       (0.04)        (0.04)       (0.08)
 Net realized gain                                               (1.49)      (0.21)           -         (0.46)       (1.47)
                                                               -------     --------     --------     --------      -------
Net increase (decrease) in net asset value                     $  0.28     $  4.12      $  5.46      $  (2.42)    $  (0.47)
                                                               -------     --------     --------     --------     --------
Net asset value, end of period                                 $ 24.72     $ 24.44      $ 20.32      $  14.86     $  17.28
                                                               =======     =======      ========     ========     ========
Total return*                                                     7.64%      21.77%       37.09%       (11.38)%       6.22%
Ratio of net expenses to average net assets+                      0.95%       0.97%        1.00%         1.07%        1.11%
Ratio of net investment income to average net assets+             0.25%       0.29%        0.60%         0.24%        0.10%
Portfolio turnover rate                                             42%         55%          52%           68%          95%
Net assets, end of period (in thousands)                       $88,217    $536,837     $211,120      $ 61,038     $ 10,195
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     0.95%       0.97%        1.00%         1.07%        1.11%
 Net investment income                                            0.25%       0.29%        0.60%         0.24%        0.10%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     0.95%       0.97%        1.00%         1.07%        1.11%
 Net investment income                                            0.25%       0.29%        0.60%         0.24%        0.10%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


The accompanying notes are an integral part of these financial statements.     9

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------


ASSETS:
 Investment in securities, at value (Cost $328,641,094)     $ 374,498,447
 Cash                                                           2,963,747
 Receivables --
  Investment securities sold                                      542,016
  Fund shares sold                                                175,302
  Dividends, interest and foreign taxes withheld                  404,805
 Other                                                              5,510
                                                            -------------
   Total assets                                             $ 378,589,827
                                                            -------------
LIABILITIES:
 Payables --
  Investment securities purchased                           $     807,739
  Fund shares repurchased                                         577,539
 Due to affiliates                                                 22,486
 Accrued expenses                                                 128,086
                                                            -------------
   Total liabilities                                        $   1,535,850
                                                            -------------
NET ASSETS:
 Paid-in capital                                            $ 236,779,575
 Undistributed net investment income                            2,874,732
 Accumulated net realized gain                                 91,542,317
  Net unrealized gain on investments                            45,857,353
                                                            -------------
   Total net assets                                         $ 377,053,977
                                                            -------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
  Net assets                                                $ 288,836,624
 Shares outstanding                                            11,553,502
                                                            -------------
  Net asset value per share                                 $       25.00
 Class II:
 (No par value, unlimited number of shares authorized)
  Net assets                                                $  88,217,353
 Shares outstanding                                             3,569,045
                                                            -------------
   Net asset value per share                                $       24.72



10    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                                                         Year
                                                                                        Ended
                                                                                       12/31/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $19,183)                               $   8,645,128
 Interest                                                                                 431,672
 Income on securities loaned, net                                                          88,225
                                                                                    -------------
  Total investment income                                                           $   9,165,025
                                                                                    -------------
EXPENSES:
 Management fees                                                                    $   4,812,824
 Transfer agent fees and expenses                                                           7,468
 Distribution fees (Class II)                                                           1,087,653
 Administrative reimbursements                                                            148,904
 Custodian fees                                                                            54,824
 Professional fees                                                                         65,495
 Printing expense                                                                          92,301
 Fees and expenses of nonaffiliated trustees                                               14,074
 Miscellaneous                                                                             19,212
                                                                                    -------------
  Total expenses                                                                    $   6,302,755
  Less fees paid indirectly                                                               (14,320)
                                                                                    -------------
  Net expenses                                                                      $   6,288,435
                                                                                    -------------
    Net investment income                                                           $   2,876,590
                                                                                    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain from:
 Investments                                                                        $  97,033,276
 Redemptions in kind                                                                   49,200,447
                                                                                    -------------
                                                                                      146,233,723
                                                                                    -------------
 Change in net unrealized loss from investments                                     $ (98,298,212)
                                                                                    -------------
 Net gain on investments, futures contracts and foreign currency transactions       $  47,935,511
                                                                                    -------------
 Net increase in net assets resulting from operations                               $  50,812,101
                                                                                    =============


The accompanying notes are an integral part of these financial statements.    11

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                              Year                Year
                                                                                              Ended              Ended
                                                                                            12/31/05            12/31/04
FROM OPERATIONS:
Net investment income                                                                    $    2,876,590      $   2,164,987
Net realized gain on investments and redemptions in kind                                    146,233,723         53,898,712
Change in net unrealized gain or loss on investments, futures contracts and foreign
 currency transactions                                                                      (98,298,212)        70,310,429
                                                                                         --------------      -------------
  Net increase in net assets resulting from operations                                   $   50,812,101      $ 126,374,128
                                                                                         --------------      -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                                 $     (980,182)     $    (711,725)
 Class II                                                                                    (1,186,576)        (1,067,643)
Net realized gain
 Class I                                                                                    (18,901,870)        (1,863,831)
 Class II                                                                                   (33,992,323)        (3,740,321)
                                                                                         --------------      -------------
  Total distributions to shareowners                                                     $  (55,060,951)     $  (7,383,520)
                                                                                         --------------      -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                         $  138,080,446      $ 331,791,818
Class I shares issued in reorganization                                                              --         49,670,328
Reinvestment of distributions                                                                55,060,951          7,383,520
Cost of shares repurchased                                                                 (163,603,573)       (49,217,509)
Redemptions in kind                                                                        (488,210,933)
                                                                                         --------------      -------------
 Net increase (decrease) in net assets
  resulting from Fund share transactions                                                 $ (458,673,109)     $ 339,628,157
                                                                                         --------------      -------------
 Net increase (decrease) in net assets                                                   $ (462,921,959)     $ 458,618,765
                                                                                         --------------      -------------
NET ASSETS:
Beginning of year                                                                        $  839,975,936      $ 381,357,171
                                                                                         --------------      -------------
End of year                                                                              $  377,053,977      $ 839,975,936
                                                                                         ==============      =============
Undistributed net investment income, end of year                                         $    2,874,732      $   2,164,900
                                                                                         ==============      =============


12    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Mid Cap Value VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:


Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The investment objective of Mid Cap Value Portfolio is to seek capital appreciation.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. Investing in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange (NYSE)

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

     is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At December 31, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B.   Futures Contracts

     The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of December 31, 2005, Mid Cap Value Portfolio had no open contracts.


C.   Foreign Currency Translation

     The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.


D.   Forward Foreign Currency Contracts

     The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.


E.   Taxes

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

     investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Mid Cap Value Portfolio had a net capital loss carryforward of $3,859,922, of which the following amounts will expire between 2009 and 2010, if not utilized: $1,330,134 in 2009 and $2,529,788 in 2010.

     At December 31, 2005, the portfolio made reclassifications as described below. These reclassifications have no impact on the net asset values of the portfolio and are designed to present the portfolio's capital accounts on a tax basis.

---------------------------------------------------------------------------------------------------
                                           Undistributed       Accumulated
                                          Net Investment       Net Realized
                                           Income (Loss)       Gain (Loss)       Paid-In Capital
---------------------------------------------------------------------------------------------------
 Pioneer Mid Cap Value VCT Portfolio            $--         $(47,572,810)       $47,572,810
---------------------------------------------------------------------------------------------------


     The following chart shows the distributions paid during the years ended December 31, 2005 and December 31, 2004 and the components of distributable earnings (accumulated losses) as of December 31, 2005 on a tax basis.

---------------------------------------------------------------------------------
                                                        2005             2004
---------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                   $  6,510,571     $3,095,474
 Long-Term capital gain                              48,550,380      4,288,046
                                                   ------------     ----------
                                                   $ 55,060,951     $7,383,520
 Return of Capital                                           --             --
                                                   ------------     ----------
  Total distributions                              $ 55,060,951     $7,383,520
                                                   ============     ==========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                     $ 30,629,491
 Capital loss carryforward from merger               (3,859,922)
 Undistributed long-term gain                        68,794,908
 Unrealized appreciation (depreciation)              44,709,925
                                                   ------------
  Total                                            $140,274,402
                                                   ============
---------------------------------------------------------------------------------


     The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

F.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

     Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. Distributions paid by a Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

     earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Portfolio's custodian.

H.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $17,327 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $3,949 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $1,210 payable to PFD at December 31, 2005.

5. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

----------------------------------------------------------------------------------------------------
                                                                                         Net
                                                    Gross             Gross         Appreciation/
                                 Tax Cost       Appreciation      Depreciation      (Depreciation)
----------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio     $329,788,522      $52,846,924      $(8,136,999)       $44,709,925
                             ============      ===========      ============       ===========
----------------------------------------------------------------------------------------------------


6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $552,734,571 and $1,022,270,325, respectively. For the year ended September 23, 2005, the Portfolio had redemptions in kind which resulted in redemptions out of the Portfolio totaling $488,210,933.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

7. Capital Shares

At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

---------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio                       '05 Shares       '05 Amount        '04 Shares       '04 Amount
---------------------------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                                   2,037,703     $   50,295,966       3,133,632     $  68,612,090
 Class I shares issued in reorganization              --                 --       2,087,866        49,670,328
 Reinvestment of distributions                   821,233         19,882,052         117,982         2,575,556
 Shares repurchased                           (2,727,151)       (66,908,971)     (1,365,569)      (29,591,496)
 Redemptions in kind                            (868,079)       (21,000,610)
                                              ----------     --------------      ----------     -------------
  Net increase (decrease)                       (736,294)    $  (17,731,563)      3,973,911     $  91,266,478
                                              ----------     --------------      ----------     -------------
 CLASS II:
 Shares sold                                   3,599,252     $   87,784,480      12,236,512     $ 263,179,728
 Reinvestment of distributions                 1,468,235         35,178,899         221,974         4,807,964
 Shares repurchased                           (3,965,242)       (96,694,602)       (881,455)      (19,626,013)
 Redemptions in kind                         (19,499,464)      (467,210,323)
                                             -----------     --------------      ----------     -------------
  Net increase (decrease)                    (18,397,219)    $ (440,941,546)     11,577,031     $ 248,361,679
                                             -----------     --------------      ----------     -------------
---------------------------------------------------------------------------------------------------------------


8. Merger Information

On December 8, 2004, beneficial owners of Safeco RST Core Equity Portfolio, Safeco RST Money Market Portfolio and Safeco RST Multi-Cap Core Portfolio, three of the six portfolios that comprised Safeco Resource Series Trust, approved a proposed Agreement and Plan of Reorganization that provided for the mergers listed below. These tax-free reorganizations were accomplished on December 10, 2004 ("Closing Date"), by exchanging all of the Safeco's net assets for Class I shares as indicated below, based on Class I shares' ending net asset value on the Closing Date. The following charts show the details of the reorganizations as of that Closing Date:

Pioneer Mid Cap Value VCT Portfolio
--------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                   Pioneer
                                Mid Cap Value          Safeco RST Multi-         Pioneer Mid Cap
                                VCT Portfolio         Cap Core Portfolio       Value VCT Portfolio
                            (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
------------------------------------------------------------------------------------------------------
 Net Assets                     $757,206,652              $49,670,328             $858,922,877
 Shares Outstanding               32,072,498              $ 2,399,533               34,160,364
 Class I Shares Issued                                                               2,087,866
------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                          Unrealized Appreciation     Realized Gain (Loss)
                                              on Closing Date           on Closing Date
-----------------------------------------------------------------------------------------------
 Safeco RST Multi-Cap Core Portfolio             $5,550,191                $7,992,587
-----------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION (unaudited)
The qualifying percentage of certain Portfolios' ordinary income dividends for the purposes of the corporate dividends received deduction and the percentage of those ordinary dividends that are subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 were as follows:

----------------------------------------------------------------------------
                              Dividend Received     Qualified Dividend
                                  Deduction               Income
----------------------------------------------------------------------------
 Mid Cap Value Portfolio            100.00%                88.84%
----------------------------------------------------------------------------

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Mid Cap Value VCT Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Mid Cap Value VCT Portfolio, one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the year ended December 31, 2001 was audited by other auditors who have ceased operations and whose report, dated February 8, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Mid Cap Value VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                         /s/ Ernst & Young LLP


Boston, Massachusetts
February 10, 2006

Pioneer Mid Cap Value VCT Portfolio(the "Fund") PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                                  (continued)
--------------------------------------------------------------------------------


     performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the first quintile of the peer group for the 12 months ended June 30, 2005, the second quintile of the peer group for the three years ended June 30, 2005, the first quintile for the five years ended June 30, 2005 and the first quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the consistent out performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the first quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was lower than that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In light of the fact that the management fee would remain under the

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

     median for the peer group at reasonably anticipated asset levels, the Trustees concluded that break points in the management fee were not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Mid Cap Value VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Value VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)    Trustee         Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).


** Mr. Bock became a Trustee of the Trust on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Value VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Value VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                       POSITIONS HELD  TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant       Since November,                                           None
                       Treasurer       2000. Serves at the   Assistant Vice President - Fund
                                       discretion of the     Accounting, Administration and
                                       Board.                Custody Services of Pioneer; and
                                                             Assistant Treasurer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant       Since May, 2002.      Fund Accounting Manager - Fund      None
                       Treasurer       Serves at the         Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

---------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant       Since September,      Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer       2003. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services since June 2003;
                                       Board.                Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

---------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

[LOGO]PIONEER
      Investments(R)


Pioneer Variable Contracts Trust


Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

                                                                   18664-00-0206

                                                           [Logo] PIONEER
                                                                  Investments(R)


                                                PIONEER VARIABLE CONTRACTS TRUST

             Pioneer Oak Ridge Large Cap Growth VCT Portfolio -- Class II Shares


                                                                   ANNUAL REPORT

                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Table of Contents
--------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth VCT Portfolio
  Portfolio and Performance Update                                2
  Comparing Ongoing Portfolio Expenses                            3
  Portfolio Management Discussion                                 4
  Schedule of Investments                                         6
  Financial Statements                                            8
  Notes to Financial Statements                                  12
  Report of Independent Registered Public Accounting Firm        16
  Factor Considered by the Independent Trustees in Approving
    the Management Contract                                      17
  Trustees, Officers and Service Providers                       20

Before investing, consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Oak Ridge Large Cap Growth VCT Portfolio
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Portfolio Diversification
(As a percentage of total investment portfolio)

U.S. Common Stocks                             86.3%
Depositary Receipts for International Stocks    8.9%
Temporary Cash Investment                       4.8%

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Sector Distribution
(As a percentage of equity holdings)

Health Care              28.2%
Information Technology   20.5%
Industrials              15.0%
Financials               12.3%
Consumer Discretionary   11.4%
Consumer Staples          6.9%
Energy                    5.7%

Five Largest Holdings
(As a percentage of equity holdings)

1.   General Electric Co.      3.74%
2.   Marvell Technology
        Group, Ltd.            3.70
3.   XTO Energy, Inc.          3.69
4.   Genentech, Inc.           3.26
5.   Teva Pharmaceutical
       Industries, Ltd.        3.16

The Portfolio is actively managed and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                              12/31/05     12/31/04
Net Asset Value per Share     $11.98       $11.09

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $0.0156        $   -             $   -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Oak Ridge Large Cap Growth VCT Portfolio at net asset value, compared to that of the Russell 1000 Growth Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]


              Russell 1000 Growth Index         Pioneer Oak Ridge Large Cap Growth VCT Portfolio
Mar-04                            10000                                                    10000
Dec-04                            10547                                                    10851
Dec-05                            11102                                                    11739

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class       10.66%
(3/15/04)
1 Year               8.18%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Oak Ridge Large Cap Growth VCT Portfolio
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth VCT Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005

Share Class                                 II
--------------------------------------------------
Beginning Account Value on 7/1/05       $1,000.00
Ending Account Value on 12/31/05        $1,091.07
Expenses Paid During Period*            $    5.01

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2005 through December 31, 2005

Share Class                                 II
--------------------------------------------------
Beginning Account Value on 7/1/05       $1,000.00
Ending Account Value on 12/31/05        $1,020.42
Expenses Paid During Period*            $    4.84

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Oak Ridge Large Cap Growth VCT Portfolio
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

In the following interview, David Klaskin, Pioneer Oak Ridge Large Cap Growth VCT Portfolio's Lead Manager, discusses the factors that influenced performance during the twelve months ended December 31, 2005. The Portfolio is sub-advised by Oak Ridge Investments.

Q: How did the market and the Portfolio perform during the annual reporting period?

A: In an investment environment that was characterized by many potential obstacles to market performance -- such as rising interest rates, a spike in energy prices, and September's Gulf Coast hurricanes -- the U.S. market produced solid returns on the strength of steady economic growth and impressive corporate earnings results. Although large-cap growth stocks underperformed relative to the broader market, we continued to find a wealth of compelling investment opportunities within the asset class. With this as a backdrop, we are pleased to report that the Portfolio outperformed its benchmark for the period. Class II shares of the Portfolio produced a total return of 8.18% at net asset value for the annual period, outpacing the 5.26% return of the Russell 1000 Growth Index.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   While past performance is no guarantee of future results, we believe the Portfolio's track record since its inception illustrates the effectiveness of our investment approach. As growth managers, we naturally look for companies with earnings growth that is both accelerating and sustainable. However, the stocks we purchase must also be reasonably valued, since even fast-growing stocks can be unattractive investments if they are purchased at too rich a price. We believe this approach, known as "growth at a reasonable price," is very effective at identifying stocks with the ability to perform well over a three- to five-year time period.

Q: Energy stocks performed very well during the past year. How did your positioning in this sector affect performance?

A: Energy was the best-performing sector of the market during the past twelve months, as the rising prices of oil and gas boosted profits for companies in the industry. The Portfolio held an overweight position -- a weighting greater than that of the benchmark -- in energy for most of the year, and this was very helpful to performance. In addition, our stock selection in the sector was particularly strong. We avoided the largest energy stocks, whose prices tend to be most closely correlated with the performance of the underlying commodities. Instead, we owned two smaller, faster-growing exploration companies -- XTO Energy and Apache -- both of which outperformed the overall sector by a wide margin. We are maintaining the Portfolio's positions in these stocks based on what we see as the favorable supply and demand picture for the industry as a whole. At the same time, as China's rapid economic expansion continues to fuel rising demand for oil and gas, supply remains constrained due to the lack of refining capacity that has been brought on line in recent years. We remain confident that both companies can continue to execute well in this environment.

Q: How did the Portfolio's positioning in health care affect performance?

A: We added to performance through our stock selection in the sector. We generally avoided large-cap pharmaceutical stocks -- which underperformed due to concerns about safety issues and looming patent expirations -- and we instead concentrated on areas of health care with stronger growth and better underlying fundamentals. Stocks that performed well included Genentech, a biotechnology stock that soared as sales of its cancer drug Avastin came in well above the market's expectations; Teva Pharmaceuticals, a maker of generic drugs that we believe will benefit as several drugs come off patent in the year ahead; Alcon, which we believe is positioned to take advantage of the aging global population through its full line of eye care solutions; and Caremark Rx, which benefited from the rising demand for its services as a "middleman" between drug companies and health care plans that are looking to cut costs.

   We remain optimistic on the outlook for the health care sector in general, and for the Portfolio's holdings in particular. However, we slightly reduced exposure to this area based on our belief that the sector -- which historically has been sensitive to political developments -- may be affected by uncertainty related to the autumn 2006 Congressional elections.

Q: How did your holdings in technology perform?

A: Large-cap technology stocks, as a group, were not particularly strong during the past year, but here too we added value through security selection. We emphasized companies with a strong foothold in their specific markets, rather than those whose products tend to be more commoditized. This approach led us to invest in Marvell Technology Group, which makes the chips used in Apple's popular iPod; and Texas Instruments, whose chips are used primarily in telecommunications and consumer electronics products rather than the slower-growth personal computer area. Both stocks performed well, making up for the flat returns of the Portfolio's holdings in Oracle and Microsoft.

A Word About Risk:

The Portfolio invests in a limited number of securities and, as a result, the Portfolio's performance may be more volatile than the performance of other portfolios holding more securities. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Oak Ridge Large Cap Growth VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What elements of your positioning detracted from performance?

A: Our stock selection in the consumer sector was mixed. Many of the Portfolio's top-performing stocks of 2004, such as Best Buy, Wal-Mart, and International Game Technology (all of which have been sold from the Portfolio), underperformed during 2005. Additionally, eBay -- which soared in 2004 -- missed estimates for its fourth quarter earnings (released in January), and the stock lost almost a third of its value in five weeks. The stock is no longer held in the portfolio. Fortunately, we made up for the loss in eBay by buying shares in Google, which doubled from our initial purchase price in the $200 range.

Q: What is your outlook for the stock market?

A: At Oak Ridge Investments, we believe the investment landscape may become more challenging in 2006. The Fed is likely to end its long series of interest rate increases, but the lagged effect of the hikes that have already been enacted could act as a drag on economic growth. The end of the mortgage financing boom also could slow the economy by causing consumers to pare back on their spending. However, we believe large-cap growth stocks, as a group, can withstand a more difficult environment. The asset class as a whole is trading at very reasonable valuation levels, with many stocks sporting price-to-earnings ratios in the mid-teens. At these levels, we believe stocks with better growth characteristics than the overall market will be well-positioned to outperform. With this as a backdrop, we believe our emphasis on growth stocks with reasonable valuations has the potential to enable the Portfolio to continue delivering strong performance relative to the broader market.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Oak Ridge Large Cap Growth VCT Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

      Shares                                                         Value
                  COMMON STOCKS - 95.6%
                  Energy - 5.5%
                  Oil & Gas Exploration & Production - 5.5%
       7,385      Apache Corp.                                 $   506,020
      20,815      XTO Energy, Inc.                                 914,611
                                                               -----------
                                                               $ 1,420,631
                                                               -----------
                  Total Energy                                 $ 1,420,631
                                                               -----------
                  Capital Goods - 11.4%
                  Aerospace & Defense - 2.0%
       6,895      L-3 Communications Holdings, Inc.            $   512,643
                                                               -----------
                  Electrical Component & Equipment - 2.1%
       9,290      Rockwell International Corp.                 $   549,596
                                                               -----------
                  Industrial Conglomerates - 3.6%
      26,440      General Electric Co.                         $   926,722
                                                               -----------
                  Industrial Machinery - 3.7%
       8,430      Danaher Corp. (a)                            $   470,225
      12,435      Ingersoll-Rand Co.                               502,001
                                                               -----------
                                                               $   972,226
                                                               -----------
                  Total Capital Goods                          $ 2,961,187
                                                               -----------
                  Transportation - 2.9%
                  Air Freight & Couriers - 2.9%
       7,385      FedEx Corp.                                  $   763,535
                                                               -----------
                  Total Transportation                         $   763,535
                                                               -----------
                  Consumer Durables & Apparel - 2.1%
                  Apparel, Accessories & Luxury Goods - 2.1%
      15,965      Coach, Inc.*                                 $   532,273
                                                               -----------
                  Total Consumer Durables & Apparel            $   532,273
                                                               -----------
                  Consumer Services - 1.9%
                  Hotels, Resorts & Cruise Lines - 1.9%
       9,345      Carnival Corp.                               $   499,677
                                                               -----------
                  Total Consumer Services                      $   499,677
                                                               -----------
                  Retailing - 6.9%
                  General Merchandise Stores - 1.9%
       9,085      Target Corp.                                 $   499,402
                                                               -----------
                  Home Improvement Retail - 2.2%
       8,550      Lowe's Companies, Inc.                       $   569,943
                                                               -----------
                  Specialty Stores - 2.8%
      31,647      Staples, Inc.                                $   718,703
                                                               -----------
                  Total Retailing                              $ 1,788,048
                                                               -----------
                  Food & Drug Retailing - 2.0%
                  Drug Retail - 2.0%
      11,560      Walgreen Co.                                 $   511,646
                                                               -----------
                  Total Food & Drug Retailing                  $   511,646
                                                               -----------
                  Food, Beverage & Tobacco - 2.1%
                  Soft Drinks - 2.1%
       9,405      PepsiCo, Inc.                                $   555,647
                                                               -----------
                  Total Food, Beverage & Tobacco               $   555,647
                                                               -----------
      Shares                                                         Value
                  Household & Personal Products - 2.5%
                  Household Products - 2.5%
      11,140      Procter & Gamble Co.                         $   644,783
                                                               -----------
                  Total Household & Personal
                  Products                                     $   644,783
                                                               -----------
                  Health Care Equipment & Services - 16.3%
                  Health Care Equipment - 8.3%
       9,190      Medtronic, Inc.                              $   529,068
      10,725      St. Jude Medical, Inc.*                          538,395
      12,620      Varian Medical Systems, Inc.*                    635,291
       6,580      Zimmer Holdings, Inc.*                           443,755
                                                               -----------
                                                               $ 2,146,509
                                                               -----------
                  Health Care Services - 2.9%
      14,505      Caremark Rx, Inc.*                           $   751,214
                                                               -----------
                  Health Care Supplies - 2.4%
       4,720      Alcon, Inc.                                  $   611,712
                                                               -----------
                  Managed Health Care - 2.7%
      11,185      United Healthcare Group, Inc.                $   695,036
                                                               -----------
                  Total Health Care Equipment &
                  Services                                     $ 4,204,471
                                                               -----------
                  Pharmaceuticals & Biotechnology - 10.7%
                  Biotechnology - 5.5%
       7,945      Amgen, Inc.*                                 $   626,543
       8,730      Genentech, Inc.*                                 807,525
                                                               -----------
                                                               $ 1,434,068
                                                               -----------
                  Pharmaceuticals - 5.2%
       9,250      Johnson & Johnson                            $   555,925
      18,205      Teva Pharmaceutical Industries, Ltd. (a)         782,997
                                                               -----------
                                                               $ 1,338,922
                                                               -----------
                  Total Pharmaceuticals &
                  Biotechnology                                $ 2,772,990
                                                               -----------
                  Banks - 2.2%
                  Diversified Banks - 2.2%
      19,055      U.S. Bancorp                                 $   569,554
                                                               -----------
                  Total Banks                                  $   569,554
                                                               -----------
                  Diversified Financials - 7.5%
                  Asset Management & Custody Banks - 2.2%
         626      Ameriprise Financial, Inc.                   $    25,666
       4,570      Legg Mason, Inc.                                 546,984
                                                               -----------
                                                               $   572,650
                                                               -----------
                  Consumer Finance - 3.8%
       9,085      American Express Co.                         $   467,514
       9,505      SLM Corp.                                        523,630
                                                               -----------
                                                               $   991,144
                                                               -----------
                  Diversified Financial Services - 1.5%
       7,805      Citigroup, Inc.                              $   378,777
                                                               -----------
                  Total Diversified Financials                 $ 1,942,571
                                                               -----------


6   The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Oak Ridge Large Cap Growth VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                 Value
                  Insurance - 2.0%
                  Life & Health Insurance - 2.0%
      11,270      Aflac, Inc.                          $   523,153
                                                       -----------
                  Total Insurance                      $   523,153
                                                       -----------
                  Software & Services - 8.9%
                  Internet Software & Services - 2.5%
       1,554      Google, Inc.*(a)                     $   644,693
                                                       -----------
                  IT Consulting & Other Services - 2.1%
      10,910      Cognizant Tech Solutions Corp.*      $   549,319
                                                       -----------
                  Systems Software - 4.3%
      24,250      Microsoft Corp.                      $   634,138
      38,620      Oracle Corp.*                            471,550
                                                       -----------
                                                       $ 1,105,688
                                                       -----------
                  Total Software & Services            $ 2,299,700
                                                       -----------
                  Technology Hardware & Equipment - 5.0%
                  Communications Equipment - 5.0%
      19,410      Comverse Technology, Inc.*           $   516,113
      17,880      Qualcomm, Inc.                           770,270
                                                       -----------
                                                       $ 1,286,383
                                                       -----------
                  Total Technology Hardware &
                  Equipment                            $ 1,286,383
                                                       -----------
                  Semiconductors - 5.7%
                  Semiconductors - 5.7%
      16,310      Marvell Technology Group, Ltd.*      $   914,828
      17,625      Texas Instruments, Inc.                  565,234
                                                       -----------
                                                       $ 1,480,062
                                                       -----------
                  Total Semiconductors                 $ 1,480,062
                                                       -----------
                  TOTAL COMMON STOCKS
                  (Cost $22,114,524)                   $24,756,311
                                                       -----------

      Shares                                                 Value
                  TEMPORARY CASH INVESTMENT - 4.8%
                  Security Lending Collateral - 4.8%
   1,240,610      Securities Lending Investment
                  Fund - 4.24%                         $ 1,240,610
                                                       -----------
                  TOTAL TEMPORARY CASH
                  INVESTMENT
                  (Cost $1,240,610)                    $ 1,240,610
                                                       -----------
                  TOTAL INVESTMENT IN
                  SECURITIES - 100.4%
                  (Cost $23,355,133) (a)               $25,996,921
                                                       -----------
                  OTHER ASSETS AND
                  LIABILITIES - (0.4)%                 $   (88,913)
                                                       -----------
                  TOTAL NET ASSETS - 100.0%            $25,908,008
                                                       ===========

*  Non-income producing security
(a)  At December 31, 2005, the following securities were out on loan:


 Shares       Security                                      Value
  6,369       Danaher Corp.                            $  355,263
  1,448       Google, Inc.                                600,717
  5,676       Teva Pharmaceutical Industries, Ltd.        244,125
                                                       ----------
              Total                                    $1,200,105
                                                       ==========


  The accompanying notes are an integral part of these financial statements.   7

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Oak Ridge Large Cap Growth VCT Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                Year Ended      3/15/04(a)
Class II                                                                         12/31/05       to 12/31/04
Net asset value, beginning of period                                             $ 11.09           $10.00
                                                                                 -------           ------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                    $ (0.01)          $ 0.03
 Net realized and unrealized gain on investments                                    0.92             1.06
                                                                                 -------           ------
  Net increase from investment operations                                        $  0.91           $ 1.09
Distributions to shareowners:
 Net investment income                                                             (0.02)               -
                                                                                 -------           ------
 Net increase in net asset value                                                 $  0.89           $ 1.09
                                                                                 -------           ------
 Net asset value, end of period                                                  $ 11.98           $11.09
                                                                                 =======           ======
Total return*                                                                       8.18%           10.90%(b)
Ratio of net expenses to average net assets                                         0.95%            0.95%**
Ratio of net investment income to average net assets                                0.08%            0.79%**
Portfolio turnover rate                                                              131%              21%
Net assets, end of period (in thousands)                                         $25,908           $4,397
Ratios with no waiver of management fees and assumption of expenses by PIM:
 Net expenses                                                                       1.93%            6.22%**
 Net investment loss                                                               (0.90)%          (4.48)%**

(a) The Portfolio commenced operations on March 15, 2004.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


8     The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Oak Ridge Large Cap Growth VCT Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of
   $1,200,105) (cost $23,355,133)                                       $25,996,921
 Cash                                                                     1,359,219
 Receivables --
   Fund shares sold                                                          25,050
   Dividends, interest and foreign taxes withheld                            19,792
 Other                                                                            4
                                                                        -----------
    Total assets                                                        $27,400,986
                                                                        -----------
LIABILITIES:
 Payables --
   Investment securities purchased                                      $   198,426
   Fund shares repurchased                                                    1,823
   Upon return of securities loaned                                       1,240,610
 Due to affiliates                                                            1,121
 Accrued expenses                                                            50,998
                                                                        -----------
    Total liabilities                                                   $ 1,492,978
                                                                        -----------
NET ASSETS:
 Paid-in capital                                                        $23,284,922
 Undistributed net investment income                                          7,828
 Accumulated net realized gain on investments                               (26,530)
 Net unrealized gain on:
   Investments                                                            2,641,788
                                                                        -----------
    Total net assets                                                    $25,908,008
                                                                        -----------
NET ASSET VALUE PER SHARE:
Class II:
(No par value, unlimited number of shares authorized)
 Net assets                                                             $25,908,008
 Shares outstanding                                                       2,162,284
                                                                        -----------
 Net asset value per share                                              $     11.98


The accompanying notes are an integral part of these financial statements.     9

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Oak Ridge Large Cap Growth VCT Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                               Year Ended
                                                                                                12/31/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $812)                                             $   81,564
 Interest                                                                                          21,458
 Income on securities loaned, net                                                                     151
                                                                                               ----------
  Total investment income                                                                      $  103,173
                                                                                               ----------
EXPENSES:
 Management fees                                                                               $   75,262
 Transfer agent fees and expenses                                                                   1,793
 Distribution fees                                                                                 25,087
 Administrative reimbursements                                                                     18,512
 Custodian fees                                                                                    33,063
 Professional fees                                                                                 25,345
 Printing expense                                                                                   9,320
 Fees and expenses of nonaffiliated trustees                                                        3,572
 Miscellaneous                                                                                      1,965
                                                                                               ----------
  Total expenses                                                                               $  193,919
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.         (98,609)
                                                                                               ----------
  Net expenses                                                                                 $   95,310
                                                                                               ----------
   Net investment income                                                                       $    7,863
                                                                                               ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from:
   Investments                                                                                 $  432,428
                                                                                               ----------
 Change in net unrealized gain from:
   Investments                                                                                 $  703,415
                                                                                               ----------
   Net gain on investments                                                                     $1,135,843
                                                                                               ----------
   Net increase in net assets resulting from operations                                        $1,143,706
                                                                                               ==========


10    The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Oak Ridge Large Cap Growth VCT Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             For the period
                                                                              from 3/15/04
                                                                             (Commencement
                                                             Year Ended      of Operations)
                                                              12/31/05        to 12/31/04
FROM OPERATIONS:
Net investment income                                       $      7,863       $   10,490
Net realized gain (loss) on investments                          432,428          (49,269)
Change in net unrealized gain on investments                     703,415          347,416
                                                            ------------       ----------
  Net increase in net assets resulting from operations      $  1,143,706       $  308,637
                                                            ------------       ----------
DISTRIBUTIONS TO SHAREOWNERS
Net investment income:
 Class II                                                   $    (10,689)      $       --
                                                            ------------       ----------
  Total distributions to shareholders                       $    (10,689)      $       --
                                                            ------------       ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $  6,123,375       $4,148,102
Shares issued in reorganization                               15,272,045               --
Reinvestment of distributions                                     10,533               --
Cost of shares repurchased                                    (1,027,637)         (60,064)
                                                            ------------       ----------
  Net increase in net assets resulting from
    Fund share transactions                                 $ 20,378,316       $4,088,038
                                                            ------------       ----------
  Net increase in net assets                                $ 21,511,333       $4,396,675
NET ASSETS:
Beginning of period                                            4,396,675               --
                                                            ------------       ----------
End of period                                               $ 25,908,008       $4,396,675
                                                            ============       ==========
Undistributed net investment income, end of period          $      7,828       $   10,654
                                                            ============       ==========


The accompanying notes are an integral part of these financial statements.    11

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Oak Ridge Large Cap Growth VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Oak Ridge Large Cap Growth VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

Oak Ridge Large Cap Growth Portfolio seeks capital appreciation.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Oak Ridge Large Cap Growth VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At December 31, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

   Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus. Please refer to those documents when considering the Portfolio's risks.

B. Taxes

   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Oak Ridge Large Cap Growth Portfolio had a net capital loss carryforward of $376,066, of which the following amounts will expire between 2009 and 2013, if not utilized: $295,876 in 2009, $14,739 in 2010, $10,529 in 2011, $16,924 in 2012 and $37,998 in 2013.

   The following chart shows the distributions paid during the year ended December 31, 2005 and the components of distributable earnings (accumulated losses) as of December 31, 2005. There were no distributions paid during the fiscal year ended December 31, 2004.

-------------------------------------------------------------------------------
                                                  2005
-------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income                              $   10,689
  Long-Term capital gain                               --
                                               ----------
  Total distributions                          $   10,689
                                               ==========
  Distributable Earnings
     (Accumulated Losses):
  Undistributed ordinary income                $    7,828
  Undistributed long-term gain/
     (capital loss carryforward)                  363,286
  Capital loss carryforward from
     AmSouth Capital Growth VIF                  (376,066)
  Unrealized appreciation (depreciation)        2,628,038
                                               ----------
     Total                                     $2,623,086
                                               ==========
-------------------------------------------------------------------------------


   The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

C. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

D. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Oak Ridge Large Cap Growth VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets up to $1 billion and 0.70% on assets over $1 billion.

Pioneer, and not the Portfolio, pays a portion of the fee it receives from the Portfolio to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Portfolio. Prior to the reorganization, Oak Ridge Small Cap Equity Fund was advised by Oak Ridge, which received an annual fee equal to 0.75% of its average daily net assets.

On January 7, 2005 Pioneer Investment Management USA Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was consummated, and (ii) the remaining ownership interest twelve years from the date on which the acquisition is consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM. On December 28, 2004, shareholders of the Portfolio approved a new Sub-Advisory Agreement between PIM and Oak Ridge, in anticipation of the acquisition causing the existing agreement to terminate.

Through May 1, 2006, PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses of the Portfolio to the extent required to reduce Class II expenses to 0.95% of the average daily net assets attributable to Class II shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $336 is payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $428 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $357 payable to PFD at December 31, 2005.

5. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

------------------------------------------------------------------------------------------------------------------
                                                                                                   Net
                                                                Gross            Gross        Appreciation/
                                             Tax Cost       Appreciation     Depreciation     (Depreciation)
------------------------------------------------------------------------------------------------------------------
Oak Ridge Large Cap Growth Portfolio       $23,368,883       $2,675,465        $(47,427)        $2,628,038
                                           ===========       ==========        ========         ==========
------------------------------------------------------------------------------------------------------------------

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Oak Ridge Large Cap Growth VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $16,904,093 and $12,228,549, respectively.

7. Capital Shares

At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the fiscal years ended December 31, 2005 and 2004:

-----------------------------------------------------------------------------------------------------------
 Oak Ridge Large Cap Growth Portfolio     '05 Shares       '05 Amount      '04 Shares      '04 Amount
-----------------------------------------------------------------------------------------------------------
 CLASS II:
 Shares sold                                550,434       $ 6,123,375        402,048        $4,148,102
 Shares issued in reorganization          1,303,076        15,272,045             --                --
 Reinvestment of distributions                  957            10,533             --                --
 Shares repurchased                         (88,477)       (1,027,637)        (5,754)          (60,064)
                                          ------------------------------------------------------------
  Net increase                            1,765,990       $20,378,316        396,294        $4,088,038
                                          ============================================================
-----------------------------------------------------------------------------------------------------------

8. Merger Information

On November 4, 2005, beneficial owners of AmSouth VIF Capital Growth Portfolio approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on November 4, 2005, by exchanging all of the AmSouth's net assets for Class II shares as indicated below, based on Class II share's ending net asset value on the Closing Date. The following charts show the details of the reorganization as of that closing date ("Closing Date"):

-------------------------------------------------------------------------------------------------------
                               Pioneer Oak Ridge                                 Pioneer Oak Ridge
                               Large Cap Growth            AmSouth VIF           Large Cap Growth
                                 VCT Portfolio           Capital Growth            VCT Portfolio
                             (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
-------------------------------------------------------------------------------------------------------
 Net Assets                       $9,574,427               $15,272,045              $24,846,472
 Shares Outstanding                  816,966                 1,726,097                2,120,042
 Class II Shares Issued                                                               1,303,076
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                 Unrealized Appreciation     Realized Gain/(Loss) on
                                     on Closing Date              Closing Date
-------------------------------------------------------------------------------------------------------
 AmSouth VIF Capital Growth             $1,590,957                 $(409,691)
                                        ==========                 =========
-------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

The qualifying percentage of certain Portfolios' ordinary income dividends for the purposes of the corporate dividends received deduction and the percentage of those ordinary dividends that are subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 were as follows:

-------------------------------------------------------------------------------------------------------
                                            Dividend      Qualified
                                            Received      Dividend
                                           Deduction       Income
-------------------------------------------------------------------------------------------------------
 Oak Ridge Large Cap Growth Portfolio       100.00%        100.00%
-------------------------------------------------------------------------------------------------------

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Oak Ridge Large Cap Growth VCT Portfolio
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and
Shareowners of Pioneer Oak Ridge Large Cap Growth VCT Portfolio:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Oak Ridge Large Cap Growth VCT Portfolio, one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Oak Ridge Large Cap Growth VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets, and financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.


                           /s/ Ernst & Young LLP


Boston, Massachusetts
February 10, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Oak Ridge Large Cap Growth VCT Portfolio (the "Fund")
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually, approve the Fund's management contract (the "Management Contract") between the Fund and Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"). The Investment Adviser has retained Oak Ridge Investment Management, LLC (the "Sub-adviser") to act as sub-adviser to the Fund pursuant to a sub-advisory agreement between the Investment Adviser and the Sub-adviser (the "Sub-advisory Agreement"). The Trustees have determined that the terms of the Management Contract and the Sub-advisory Agreement are fair and reasonable and that renewal of these contracts will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of the Investment Adviser, or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract and Sub-advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract and Sub-advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates, (ix) the disclosures included in the Fund's prospectuses and reports to shareowners and (x) the investment and compliance staff and operations of the Sub-adviser.

Specifically, in connection with the Independent Trustees' review of the Management Contract and the Sub-advisory Agreement, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's and Sub-adviser's services and the reasonableness of the fee under the Management Contract and the Sub-advisory Agreement. Among other items, this information included data or analyses of (1) investment performance for the life of the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser and the Sub-adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser and the Sub-adviser, (6) the Investment Adviser's and Sub-Adviser's financial results and condition, including, in the case of the Investment Adviser, its and certain of its affiliates profitability from services performed for the Fund,
(7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund; the break points in the Fund's management fee and of a peer group of funds selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Oak Ridge Large Cap Growth VCT Portfolio
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fourth quintile of the peer group for the twelve months ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the activities of the Investment Adviser in monitoring the investment and compliance operations of the Sub-adviser. The Trustees concluded that the period of investment operations were too short to evaluate performance.

C. Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations. Among other things, the Trustees considered the number, education and experience of the Sub-adviser's investment staff. The Trustees concluded that the Investment Adviser and the Sub-adviser have the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract and the Sub-advisory Agreement.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and their supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the period from inception through June 30, 2005 was in the first quintile (after fee waivers) relative to the management fees paid by the other funds in that peer group for the comparable period and in the third quintile without giving effect to fee waivers. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also evaluated the fee under the Sub-advisory Agreement and the portion of the fee under the Management Contract retained by the Investment Adviser and determined that they were consistent with other sub-advised funds. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the period from inception through June 30, 2005 (after expense limitations) was in second quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio (after expense limitations) was reasonable compared to that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Oak Ridge Large Cap Growth VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels, in a reasonable manner as the Fund grows in size, between the Investment Adviser and the Fund's shareowners.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Sub-adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's and Sub-adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser and the Sub-adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund and the Sub-advisory Agreement are fair and reasonable and voted to approve the continuation of the Management Contract and the Sub-advisory Agreement for another year.

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)      Trustee       Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).

** Mr. Bock became a Trustee of the Trust on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.
-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                       POSITIONS HELD   TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST   LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant        Since November,                                           None
                       Treasurer        2000. Serves at the   Assistant Vice President - Fund
                                        discretion of the     Accounting, Administration and
                                        Board.                Custody Services of Pioneer; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant        Since May, 2002.      Fund Accounting Manager - Fund      None
                       Treasurer        Serves at the         Accounting, Administration and
                                        discretion of the     Custody Services of Pioneer; and
                                        Board.                Assistant Treasurer of all of the
                                                              Pioneer Funds since May 2002.

---------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant        Since September,      Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer        2003. Serves at the   Accounting, Administration and
                                        discretion of the     Custody Services since June 2003;
                                        Board.                Assistant Vice President - Mutual
                                                              Fund Operations of State Street
                                                              Corporation from June 2002 to June
                                                              2003 (formerly Deutsche Bank Asset
                                                              Management); Pioneer Fund
                                                              Accounting, Administration and
                                                              Custody Services (Fund Accounting
                                                              Manager from August 1999 to May
                                                              2002); and Assistant Treasurer of
                                                              all Pioneer Funds since September
                                                              2003.

---------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

[Logo] PIONEER
       Investments(R)


Pioneer Variable Contracts Trust


Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC


General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


                                                                   18675-00-0206


                                                            [LOGO]PIONEER
                                                                  Investments(R)



                                                PIONEER VARIABLE CONTRACTS TRUST

                     Pioneer Real Estate Shares VCT Portfolio -- Class II Shares



                                                                   ANNUAL REPORT
                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

T a b l e   o f   C o n t e n t s
--------------------------------------------------------------------------------


Pioneer Real Estate Shares VCT Portfolio

  Portfolio and Performance Update                                             2

  Comparing Ongoing Portfolio Expenses                                         3

  Portfolio Management Discussion                                              4

  Schedule of Investments                                                      5

  Financial Statements                                                         6

  Notes to Financial Statements                                               10

  Report of Independent Registered Public
    Accounting Firm                                                           15

  Factors Considered by the Independent Trustees
    in Approving the Management Contract                                      16

  Trustees, Officers and Service Providers                                    19

Before investing consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.


The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

U.S. Common Stocks                                                         84.9%
Temporary Cash Investment                                                 15.1%S


Sector Distribution
(As a percentage of equity holdings)

Office                                                                     19.6%
Apartment                                                                  18.5%
Industrial                                                                 14.6%
Regional Mall                                                              13.8%
Shopping Center                                                            12.7%
Hotel                                                                      10.2%
Self Storage                                                                4.4%
Diversified                                                                 4.2%
Triple-Net Lease                                                            1.2%
Manufactured Homes                                                          0.4%
Health Care                                                                 0.4%

Five Largest Holdings
(As a percentage of equity holdings)

1. Simon Property Group, Inc.                                               7.09%
2. ProLogis Trust                                                           6.04
3. Boston Properties, Inc.                                                  5.51
4. AvalonBay Communities, Inc.                                              4.99
5. Equity Residential Property Trust                                        4.26

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05       12/31/04
Net Asset Value per Share      $ 26.09        $ 24.26


                               Net
Distributions per Share        Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)            Income         Capital Gains     Capital Gains
                               $ 0.3290       $ 0.0513          $ 1.2587

--------------------------------------------------------------------------------
Performance of a $10,000 Investment
The following chart shows the change in value of an investment made in Pioneer Real Estate Shares VCT Portfolio at net asset value, compared to that of the Wilshire Real Estate Securities Index. Portfolio returns are based on net asset value and do not reflect applicable insurance fees and surrender charges.

          Wilshire Real Estate     Pioneer Real Estate
           Securities Index        Shares VCT Portfolio
12/95           10000                     10000
                13687                     13431
12/97           16397                     16206
                13540                     13070
12/99           13108                     12386
                17137                     16194
12/01           18928                     17412
                19417                     17808
12/03           26615                     23943
                35879                     32417
12/05           40924                     37233

The Wilshire Real Estate Securities Index is a market-capitalization weighted measure of the performance of real estate investment trusts (equity and hybrid) and real estate operating companies. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

Net Asset Value
10 Years                                                                  14.05%
5 Years                                                                   18.12%
1 Year                                                                    14.86%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares VCT
Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005.



       Share Class                                                        II
       -------------------------------------------------------------------------
       Beginning Account Value on 7/1/05                              $ 1,000.00
       Ending Account Value on 12/31/05                               $ 1,076.58
       Expenses Paid During Period*                                   $     6.18

* Expenses are equal to the Portfolio's annualized expense ratio of 1.18% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares VCT
Portfolio

Based on a hypothetical 5% return per year return before expenses, reflecting the period from July 1, 2005 through December 31, 2005.

       Share Class                                                       II
       ------------------------------------------------------------------------
       Beginning Account Value on 7/1/05                              $ 1,000.00
       Ending Account Value on 12/31/05                               $ 1,019.26
       Expenses Paid During Period*                                   $     6.01

* Expenses are equal to the Portfolio's annualized expense ratio of 1.18% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

Real estate stocks produced strong returns for 2005 - outperforming the broader stock market for the sixth year in a row. While this achievement is gratifying, the real estate market also experienced above-average volatility and variability across the different property types comprising this asset class. As Matthew Troxell of AEW Capital Management, L.P., the Portfolio's Sub-advisor, explains in the following interview, maintaining competitive relative performance in 2006 will depend on astute stock picking.

Q. How did Pioneer Real Estate Shares VCT Portfolio perform during fiscal 2005?

A. Class II shares posted a total return of 14.86% at net asset value for the 12 months ended December 31, 2005. The performance surpassed the 14.06% return for the Wilshire Real Estate Securities Index. We attribute the outperformance to successful stock selection, particularly the Portfolio's investments in AvalonBay Communities in the apartment sector and Simon DeBartolo Group in the regional mall sector.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What contributed to the increased volatility in the real estate sector?

A. We think the volatility was due in large part to the mixed signals by investors. On one hand, we saw institutions and private investors willing to pay more for real estate investments - suggesting that they perceived the assets to be undervalued. On the other hand, public investors were not big buyers of the assets because they thought they were overvalued and too expensive. Despite the seesaw effect of the two opposing views, many investors believe that the fundamentals of these property types - with the possible exception of the office sector - are improving and the underlying assets are underpriced. Hence the 14% return for the benchmark.

Q. Could you comment on the underlying fundamentals of the various property types that the Portfolio is invested in?

A. Certainly. The regional mall real estate investment trusts (REITs) were a strong contributor to performance for the fiscal year given their relative outperformance and considerable weighting in the Portfolio. Healthy consumer spending supported strong operating results at the property level. The Portfolio holds mall REITs with high-quality tenants that represent some of the most recognized and financially solid retailers.

   The fundamentals are rapidly improving in the multi-family sector, which contributed favorably to your Portfolio's results. The impact of these holdings was magnified by the fact that the Portfolio holds a greater weighting in the sector than the benchmark. The apartment sector has remained resilient due to strong economic growth and the resulting improvement in employment. Should interest rates continue to rise, pinching potential homeowners out of buying condominiums, presumably more people would be willing to rent - boosting demand for apartments.

   Perhaps the most surprising performance came from the lodging sector, which we think experienced the best improvement in fundamentals of any property type during 2005. Hotels saw strong room rate growth and occupancy growth - two measures of profitability. However, despite the improved profitability at the corporate level, the lodging sector as a property type still lagged most sectors of the real estate market as well as the benchmark. We think that the lodging sector represents good investment value because prices do not reflect the rapidly improving fundamentals. We think that investor fears of low non-business demand and rising energy prices are overblown. We believe prospects for the lodging sector are promising in the foreseeable future.

   We limited the Portfolio's exposure to the office sector during the year because the fundamentals are improving more slowly than other property types. The lag is due to the inability of office REITs to reprice as a result of their longer lease terms, which typically run five to 10 years. While the longer lease terms can provide protection in a declining market, office REITs do not tend to respond as quickly to changing market conditions as other property types with shorter lease terms. Despite our decision to underweight this sector, the holdings in the office sector performed better than the benchmark's investments in the same sector.

Q. After a multi-year rally, are you still optimistic about the performance of real estate stocks looking ahead?

A. Yes. We remain cautiously upbeat in our outlook. We do not expect real estate stocks to repeat the dramatic returns of recent years, but we would not be surprised to see these investments earn competitive returns relative to the rest of the equity markets given their underlying fundamentals. Astute stock picking will be as important as ever, as we assess the growth prospects and price valuations of the holdings in your portfolio relative to the rest of the real estate market.
   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

   Shares                                                                  Value
               COMMON STOCKS - 98.8%
               Consumer Services - 5.7%
               Hotels, Resorts & Cruise Lines - 5.7%
    84,300     Hilton Hotels Corp.                                  $  2,032,473
    57,000     Starwood Hotels & Resorts                               3,640,020
                                                                    ------------
                                                                    $  5,672,493
                                                                    ------------
               Total Consumer Services                              $  5,672,493
                                                                    ------------
               Real Estate - 93.1%
               Real Estate Management & Development - 3.6%
   122,000     Brookfield Properties Corp.                          $  3,589,240
                                                                    ------------
               Real Estate Investment Trusts - 89.5%
    43,700     AMB Property Corp. (a)                               $  2,148,729
    31,000     Apartment Investment & Management Co.                   1,173,970
    95,000     Archstone Communities Trust                             3,979,550
     9,000     Arden Realty Group, Inc.                                  403,470
    55,000     AvalonBay Communities, Inc.                             4,908,750
    32,500     BioMed Property Trust, Inc.                               793,000
    73,000     Boston Properties, Inc.                                 5,411,490
    40,300     Brandywine Realty Trust                                 1,124,773
    45,000     Camden Property Trust                                   2,606,400
    16,000     Carramerica Realty Corp.                                  554,080
    26,500     Corporate Office Properties                               941,810
    68,900     Developers Diversifies Realty Corp.                     3,239,678
    35,000     Duke Realty Investments, Inc.                           1,169,000
     8,000     Equity Lifestyle Properties, Inc.                         356,000
    46,000     Equity Office Properties Trust                          1,395,180
   107,000     Equity Residential Property Trust                       4,185,840
    24,300     Extra Space Storage, Inc.*                                374,220
    35,000     Federal Realty Investment Trust                         2,122,750
    15,800     First Potomac Realty Trust                                420,280
    68,000     General Growth Properties, Inc. (a)                     3,195,320
    13,500     Healthcare Realty Trust, Inc.                             449,145
    52,600     Highwoods Properties, Inc.                              1,496,470
    14,500     Hospitality Properties Trust                              581,450
   176,800     Host Marriott Corp. (a)                                 3,350,360
    24,500     iStar Financial, Inc.                                     873,425
    12,000     Kilroy Realty Corp.                                       742,800
    67,000     Kimco Realty Corp. (a)                                  2,149,360
    40,900     Kite Realty Group Trust                                   632,723
    84,000     Liberty Property Trust                                  3,599,400
     9,200     The Macerich Co.                                          617,688
    12,500     Mills Corp.                                               524,250

Shares                                                                     Value
    30,200     Pan Pacific Retail Properties, Inc.                  $  2,020,078
    45,500     Prentiss Properties Trust                               1,850,940
   127,000     ProLogis Trust                                          5,933,440
    22,000     PS Business Par, Inc.                                   1,082,400
    44,000     Public Storage, Inc.                                    2,979,680
    39,500     Regency Centers Corp.                                   2,328,525
    17,500     Shurgard Storage Centers, Inc.                            992,425
    91,000     Simon Property Group, Inc. (a)                          6,973,330
    27,500     Spirit Finance Corp.                                      312,125
    17,500     Strategic Hotel Capital, Inc.                             360,150
    67,000     Taubman Centers, Inc.                                   2,328,250
    73,300     Trizec Properties, Inc.                                 1,680,036
    57,000     United Dominion Realty Trust                            1,336,080
    40,000     Vornado Realty Trust                                    3,338,800
                                                                    ------------
                                                                    $ 89,037,620
                                                                    ------------
               Total Real Estate                                    $ 92,626,860
                                                                    ------------
               TOTAL COMMON STOCKS
               (Cost $60,502,235)                                   $ 98,299,353
                                                                    ------------
               TEMPORARY CASH INVESTMENT - 17.7%
               Security Lending Collateral - 17.7%
17,545,193     Securities Lending Investment
               Fund,  4.24%                                         $ 17,545,193
                                                                    ------------
               TOTAL TEMPORARY CASH
               INVESTMENT
               (Cost $17,545,193)                                   $ 17,545,193
                                                                    ------------
               TOTAL INVESTMENT
               IN SECURITIES - 116.5%
               (Cost $78,047,428)                                   $115,844,546
                                                                    ------------
               OTHER ASSETS
               AND LIABILITIES - (16.5)%                            $(16,375,292)
                                                                    ------------
               TOTAL NET ASSETS - 100.0%                            $ 99,469,254
                                                                    ============

*    Non-income producing security.
(a)  At December 31, 2005, the following securities were out on loan:

      Shares   Security                              Value
      40,650   AMB Property Corp.                $ 1,998,761
      64,400   General Growth Properties, Inc.     3,026,156
     167,460   Host Marriott Corp.                 3,173,367
      64,350   Kimco Realty Corp.                  2,064,348
      89,100   Simon Property Group, Inc.          6,827,733
                                                 -----------
               Total                             $17,090,365
                                                 ===========


  The accompanying notes are an integral part of these financial statements.   5

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
Class II                                                    12/31/05    12/31/04     12/31/03     12/31/02     12/31/01
Net asset value, beginning of period                        $ 24.26     $ 18.55      $ 14.45      $ 14.75      $ 14.40
                                                            -------     -------      -------      -------      -------
Increase from investment operations:
 Net investment income                                      $  0.36     $  0.44      $  0.68      $  0.55      $  0.41
 Net realized and unrealized gain (loss) on investments        3.11        6.00         4.18        (0.20)        0.63
                                                            -------     -------      -------      -------      -------
    Net increase from investment operations                 $  3.47     $  6.44      $  4.86      $  0.35      $  1.04
Distributions to shareholders:
 Net investment income                                        (0.33)      (0.40)       (0.56)       (0.65)       (0.52)
 Net realized gain                                            (1.31)      (0.33)          --           --           --
 Tax Return of Capital                                           --          --        (0.20)          --        (0.17)
                                                            -------     -------      -------      -------      -------
 Net increase (decrease) in net asset value                 $  1.83     $  5.71      $  4.10     $  (0.30)     $  0.35
                                                            -------     -------      -------     --------      -------
 Net asset value, end of period                             $ 26.09     $ 24.26      $ 18.55     $ 1 4.45      $ 14.75
                                                            =======     =======      =======     ========      =======
Total return*                                                 14.86%      35.39%       34.45%        2.28%        7.52%
Ratio of net expenses to average net assets                    1.18%       1.23%        1.28%        1.32%        1.52%
Ratio of net investment income to average net assets           1.46%       2.20%        4.26%        4.21%        4.36%
Portfolio turnover rate                                          12%         35%          20%          29%          34%
Net assets, end of period (in thousands)                    $67,383     $61,799      $39,892     $ 31,985      $11,972

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


6   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $17,090,365) (Cost      $ 115,844,546
  $78,047,428)
 Cash                                                                                             992,681
 Receivables --
 Investment securities sold                                                                       282,762
 Fund shares sold                                                                                  42,554
 Dividends, interest and foreign taxes withheld                                                   494,270
 Other                                                                                              1,934
                                                                                            -------------
   Total assets                                                                             $ 117,658,747
                                                                                            -------------
LIABILITIES:
 Payables --
 Fund shares repurchased                                                                    $     546,900
 Upon return for securities loaned                                                             17,545,193
 Due to affiliates                                                                                  9,274
 Accrued expenses                                                                                  88,126
                                                                                            -------------
   Total liabilities                                                                        $  18,189,493
                                                                                            -------------
NET ASSETS:
 Paid-in capital                                                                            $  56,459,993
 Undistributed net investment income                                                              211,528
 Accumulated net realized gain on investments                                                   5,000,615
 Net unrealized gain on:
 Investments                                                                                   37,797,118
                                                                                            -------------
   Total net assets                                                                         $  99,469,254
                                                                                            -------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
 Net assets                                                                                 $  32,086,132
 Shares outstanding                                                                             1,227,893
                                                                                            -------------
 Net asset value per share                                                                  $       26.13
 Class II:
 (No par value, unlimited number of shares authorized)
 Net assets                                                                                 $  67,383,122
 Shares outstanding                                                                             2,583,192
                                                                                            -------------
 Net asset value per share                                                                  $       26.09


  The accompanying notes are an integral part of these financial statements.   7

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                         Year
                                                                        Ended
                                                                       12/31/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $10,451)                $ 2,522,994
 Interest                                                                 27,159
 Income on securities loaned, net                                         16,232
                                                                     -----------
  Total investment income                                            $ 2,566,385
                                                                     -----------
EXPENSES:
 Management fees                                                     $   782,628
 Transfer agent fees and expenses                                          3,000
 Distribution fees (Class II)                                            162,146
 Administrative reimbursements                                            18,700
 Custodian fees                                                           22,345
 Professional fees                                                        41,419
 Printing expense                                                         32,568
 Fees and expenses of nonaffiliated trustees                               4,858
 Miscellaneous                                                             9,767
                                                                     -----------
  Total expenses                                                     $ 1,077,431
                                                                     -----------
  Net expenses                                                       $ 1,077,431
                                                                     -----------
    Net investment income                                            $ 1,488,954
                                                                     -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain from investments                                  $ 6,859,537
                                                                     -----------
 Change in net unrealized gain from investments                      $ 5,415,473
                                                                     -----------
 Net gain on investments                                             $12,275,010
                                                                     ===========
 Net increase in net assets resulting from operations                $13,763,964
                                                                     ===========


8   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Year              Year
                                                                Ended             Ended
                                                               12/31/05          12/31/04
FROM OPERATIONS:
Net investment income                                       $   1,488,954     $   1,806,090
Net realized gain on investments                                6,859,537         7,508,438
Change in net unrealized gain on investments                    5,415,473        15,633,552
                                                            -------------     -------------
  Net increase in net assets resulting from operations      $  13,763,964     $  24,948,080
                                                            -------------     -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                    $    (513,835)    $    (707,216)
 Class II                                                        (868,561)         (916,414)
Net realized gain
 Class I                                                       (1,720,481)         (493,376)
 Class II                                                      (3,467,765)         (803,210)
                                                            -------------     -------------
  Total distributions to shareowners                        $  (6,570,642)    $  (2,920,216)
                                                            -------------     -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $  14,850,583     $  20,027,996
Reinvestment of distributions                                   6,570,642         2,920,216
Cost of shares repurchased                                    (27,391,461)      (18,513,875)
                                                            -------------     -------------
 Net increase (decrease) in net assets
  resulting from Fund share transactions                    $  (5,970,236)    $   4,434,337
                                                            -------------     -------------
 Net increase in net assets                                 $   1,223,086     $  26,462,201
                                                            -------------     -------------
NET ASSETS:
Beginning of year                                           $  98,246,168     $  71,783,967
                                                            -------------     -------------
End of year                                                 $  99,469,254     $  98,246,168
                                                            =============     =============
Undistributed net investment income, end of year            $     211,528     $     286,854
                                                            =============     =============


  The accompanying notes are an integral part of these financial statements.   9

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Real Estate Shares VCT Portfolio (the Portfolio) is a Portfolio of the Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:


Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

The investment objective of Real Estate Shares Portfolio pursues long-term capital growth, with current income as a secondary objective.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Portfolio financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At December 31, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

     Because Real Estate Shares Portfolio invests a substantial portion of its assets in real estate investment trusts (REITs), the Portfolio may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and return of capital distributions may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus. Please refer to those documents when considering the Portfolio's risks.

B.   Futures Contracts

     The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of December 31, 2005, Real Estate Shares had no open contracts.

C.   Foreign Currency Translation

     The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D.   Forward Foreign Currency Contracts

     The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                              (continued)
--------------------------------------------------------------------------------

E.   Taxes

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.


     At December 31, 2005, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset value of the Portfolio and are designed to present the Portfolio's capital accounts on a tax basis.

-------------------------------------------------------------------------------------------
                                   Undistributed Net     Accumulated Net
                                   Investment Income        Realized
                                         (Loss)            Gain (Loss)      Paid-In Capital
-------------------------------------------------------------------------------------------
 Real Estate Shares Portfolio          $(181,884)            $102,715           $79,169
-------------------------------------------------------------------------------------------

     A portion of the dividend income recorded by Real Estate Shares Portfolio is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the statement of operations.


     The following chart shows the distributions paid during the years ended December 31, 2005 and 2004 on a tax basis and the components of distributable earnings (accumulated losses) as of December 31, 2005.

-------------------------------------------------------------------------------------
                                                                  2005          2004
-------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                             $ 1,584,389   $2,449,917
 Long-Term capital gain                                        4,986,253      470,299
                                                             -----------   ----------
                                                               6,570,642    2,920,216
 Return of Capital                                                    --           --
                                                             -----------   ----------
 Total distributions                                         $ 6,570,642   $2,920,216
                                                             ===========   ==========
 Distributable Earnings (Accumulated Losses):
 Undistributed long-term gain/(capital loss carry forward)   $ 5,283,368
 REIT Dividend Payable                                           211,528
 Unrealized appreciation (depreciation)                       37,514,365
                                                             -----------
 Total                                                       $43,009,261
                                                             ===========
-------------------------------------------------------------------------------------



     The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

F.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc.
     (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005. Distribution fees for Class II Shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

     Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. Distributions paid by a Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees.

G.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

H.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.80% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $4,397 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $3,945 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $932 payable to PFD at December 31, 2005.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                              (continued)
--------------------------------------------------------------------------------

5. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

----------------------------------------------------------------------------------------------------
                                                                                           Net
                                                        Gross            Gross        Appreciation/
                                     Tax Cost       Appreciation     Depreciation     (Depreciation)
----------------------------------------------------------------------------------------------------
 Real Estate Shares Portfolio      $78,330,181      $37,800,321       $ (285,956)      $37,514,365
                                   ===========      ===========       ==========       ===========
----------------------------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $11,218,671 and $19,586,688, respectively.

7. Capital Shares

At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the year ended December 31, 2005 and the fiscal year ended December 31, 2004.
--------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Real Estate Shares Portfolio      '05 Shares     '05 Amount     '04 Shares      '04 Amount
--------------------------------------------------------------------------------------------

 CLASS I:
 Shares sold                         57,099    $   1,401,143      151,466     $   3,192,487
 Reinvestment of distributions       91,076        2,234,316       56,986         1,200,592
 Shares repurchased                (420,029)     (10,198,782)    (425,846)       (8,497,885)
                                   --------------------------------------------------------
  Net increase                     (271,854)   $  (6,563,323)    (217,394)    $  (4,104,806)
                                   ========================================================
 CLASS II:
 Shares sold                        558,332    $  13,449,440      820,863     $  16,835,509
 Reinvestment of distributions      176,725        4,336,326       81,377         1,719,624
 Shares repurchased                (699,655)     (17,192,679)    (505,041)      (10,015,990)
                                   --------------------------------------------------------
  Net increase                       35,402    $     593,087      397,199     $   8,539,143
                                   ========================================================
--------------------------------------------------------------------------------------------

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Real Estate Shares VCT Portfolio:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Real Estate Shares VCT Portfolio, one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 8, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Real Estate Shares VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                    /s/ Ernst & Young LLP




Boston, Massachusetts
February 10, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST

Pioneer Real Estate Shares VCT Portfolio (the "Fund")
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually approve the Fund's management contract (the "Management Contract") between the Fund and Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"). The Investment Adviser has retained AEW Investment Advisers, LLC. (the "Sub-adviser") to act as sub-adviser to the Fund pursuant to a sub-advisory agreement between the Investment Adviser and the Sub-adviser (the "Sub-advisory Agreement"). The Trustees have determined that the terms of the Management Contract and the Sub-advisory Agreement are fair and reasonable and that renewal of these contracts will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of the Investment Adviser, or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract and Sub-advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract and Sub-advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates, (ix) the disclosures included in the Fund's prospectuses and reports to shareowners and (x) the investment and compliance staff and operations of the Subadviser.

Specifically, in connection with the Independent Trustees' review of the Management Contract and the Sub-advisory Agreement, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's and Sub-adviser's services and the reasonableness of the fee under the Management Contract and the Sub-advisory Agreement. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser and the Sub-adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser and the Sub-adviser, (6) the Investment Adviser's and Sub-adviser's financial results and condition, including, in the case of the Investment Adviser, its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, the break points in the Fund's management fee and of a peer group of funds selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the first quintile of the peer group for the 12 months ended June 30, 2005, the first quintile of the peer group for the three years ended June 30, 2005, the first quintile for the five years ended June 30, 2005 and the first quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the activities of the Investment Adviser in monitoring the investment and compliance operations of the Sub-adviser. The Trustees also considered the yield (gross of expenses of the Class I shares of the Fund relative to the yield (at June 30, 2005) of the Wilshire Real Estate Securities Index. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract and the Sub-advisory Agreement.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations. Among other things, the Trustees considered the number, education and experience of the Sub-adviser's investment staff. The Trustees concluded that the Investment Adviser and the Sub-adviser have the quality and depth of personnel and the well-developed methods essential to performing their duties under the Management Contract and the Sub-advisory Agreement.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also evaluated the fee under the Sub-advisory Agreement and the portion of the fee under the Management Contract retained by the Investment Adviser and determined that they were consistent with other sub-advised funds. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the third quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparable funds.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

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FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                                 (continued)


F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated assets levels, a break point in the management fee was not necessary at this time. As the assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Sub-adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's and Sub-adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser and the Sub-adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund and the Sub-advisory Agreement are fair and reasonable and voted to approve the continuation of the Management Contract and the Sub-advisory Agreement for another year.

Pioneer Real Estate Shares VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Real Estate Shares VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)    Trustee         Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).


** Mr. Bock became a Trustee of the Trust on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Real Estate Shares VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                            (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUST OFFICERS
--------------------------------------------------------------------------------

                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
------------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Real Estate Shares VCT Portfolio

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                            (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUST OFFICERS
--------------------------------------------------------------------------------

                       POSITIONS HELD  TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant       Since November,       Assistant Vice President - Fund     None
                       Treasurer       2000. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds.


------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant       Since May, 2002.      Fund Accounting Manager - Fund      None
                       Treasurer       Serves at the         Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

------------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant       Since September,      Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer       2003. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services since June 2003;
                                       Board.                Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

------------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------


                           This page for your notes.

[LOGO]PIONEER
      Investments(R)

Pioneer Variable Contracts Trust


Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company,
Contract Form A3025-96 GRC


General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


                                                                   18653-00-0206




                                                          [LOGO] PIONEER
                                                                 Investments (R)









                        PIONEER VARIABLE CONTRACTS TRUST

        Pioneer Small and Mid Cap Growth VCT Portfolio -- Class II Shares
         (Formerly Pioneer Papp Small and Mid Cap Growth VCT Portfolio.
                       Name change effective May 1, 2005.)












                                                                   ANNUAL REPORT

                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------


Pioneer Small and Mid Cap Growth VCT Portfolio

  Portfolio and Performance Update                    2

  Comparing Ongoing Portfolio Expenses                3

  Portfolio Management Discussion                     4

  Schedule of Investments                             6

  Financial Statements                                8

  Notes to Financial Statements                      12

  Report of Independent Registered Public
    Accounting Firm                                  16

  Factors Considered by the Independent Trustees
    in Approving the Management Contract             17

  Trustees, Officers and Service Providers           20










Before investing, consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                              89.9%
Temporary Cash Investment                        7.3%
Depositary Receipts for International Stocks     2.8%


Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Health Care                     28.3%
Information Technology          26.5%
Consumer Discretionary          14.8%
Industrials                     11.7%
Financials                      10.1%
Consumer Staples                 6.0%
Materials                        2.6%


Five Largest Holdings
(As a percentage of equity holdings)

  1.       Express Scripts, Inc.         3.66%
  2.       Techne Corp.                  3.43
  3.       Alberto-Culver Co.
            (Class B)                    3.10
  4.       Federated Investors, Inc.     3.07
  5.       WPP Group Plc                 3.06

The Portfolio is actively managed and current holdings may be different.


--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 11.37      $ 10.87


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $    -         $    -            $    -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Small and Mid Cap Growth VCT Portfolio at net asset value, compared to that of the Russell 2500 Growth Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                 Russell           Pioneer
               2500 Growth        Small and
                                Mid Cap Growth
                                 VCT Portfolio*
3/04             10000              10000
12/04            10861              10752
12/05            11749              11246


The Russell 2500 Growth Index measures the performance of U.S. small- and mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

----------------------------
Net Asset Value
----------------------------
Life-of-Class       7.41%
(3/15/04)
1 Year              4.60%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small and Mid Cap Growth VCT Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005



Share Class                                        II
------------------------------------------   --------------
Beginning Account Value on 7/1/05            $ 1,000.00
Ending Account Value on 12/31/05             $ 1,070.62
Expenses Paid During Period*                 $     5.22

* Expenses are equal to the Portfolio's annualized expense ratio of 1.00% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small and Mid Cap Growth VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2005 through December 31, 2005


Share Class                                        II
------------------------------------------   --------------
Beginning Account Value on 7/1/05              $ 1,000.00
Ending Account Value on 12/31/05               $ 1,020.16
Expenses Paid During Period*                   $     5.09

* Expenses are equal to the Portfolio's annualized expense ratio of 1.00% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

While the U.S. economy and corporate profits registered strong gains during 2005, stock market indexes produced below-average returns for the year. Investors worried about oil prices, the impact of the Federal Reserve Board's 13 successive interest-rate hikes over 18 months, and the possibility that federal tax cuts on capital gains and stock dividends might not be made permanent. Given these concerns, stock valuations failed to keep pace with increasing corporate earnings and the gross domestic product (GDP). In the following interview, members of the management team of L. Roy Papp & Associates
- L. Roy Papp and Rosellen Papp - who are responsible for the Fund's management, discuss the factors that influenced the performance of Pioneer Small and Mid Cap Growth VCT Portfolio during the 12 months ended December 31, 2005.

Q: How did the Portfolio perform?

A: For the 12 months ended December 31, 2005, Pioneer Small and Mid Cap Growth
   VCT Portfolio returned 4.60% at net asset value. During the same 12 months, the Russell Midcap Growth Index returned 12.10%.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors that affected performance?

A: Our consistent discipline favoring industry-leading stable growth companies with superior long-term earnings prospects led us to de-emphasize the more volatile energy sector, where stock performance is closely tied to commodity prices. However, the extraordinary stock price gains by mid-cap energy companies - such as oil services companies and exploration and production companies - drove the mid-cap stock index performance during the year. As a result, the Portfolio's performance lagged that of market benchmarks.

   Overall, the economy showed persistent, resilient strength during 2005 and corporate earnings continued to produce impressive gains. The Gross Domestic Product (GDP) grew briskly throughout the year, and most corporations were able to report double-digit earnings gains. Despite this positive economic backdrop, stocks outside the energy sector produced modest results. Investors worried about higher energy prices, the tightening of monetary policy by the Federal Reserve and on-going political controversies and policy stalemates in Washington. As a result, the performance of non-energy stocks failed to keep pace with underlying economic fundamentals for the second consecutive year and we saw the market end 2005 with a gap between corporate profitability and stock valuations.

   We kept to our investment philosophy, emphasizing stable growth companies with superior long-term prospects. We also continued to pursue investment themes we have developed. As examples, we sought opportunities created by demographic changes - most notably the aging of the baby-boomer generation
   - in sectors such as health care and financial services, and we invested in companies we thought would benefit from the expanding global economy in sectors such as information technology and industrials. We did not make any significant sector changes during the year, although we did increase our exposure to industrial companies because of our view that one of the emerging themes in 2006 was likely to be increasing capital expenditures by corporations. Within information technology, we added companies such as software companies Adobe Systems and Micros Systems, as well as Trimble Navigation, producer of a sophisticated global positioning system. At the same time, we reduced our exposure in the technology hardware area.

Q: What were some of the individual investments that contributed to performance?

A: In financial services, we focused on companies whose profitability was not too sensitive to the risks of rising interest rates. Two holdings that performed particularly well were T. Rowe Price and Federated Investors, investment management and mutual fund companies that are well positioned to benefit from the growing need of the baby boom generation for retirement products and services. Both companies performed exceptionally well during the year, even as other financial companies were affected by rising short-term interest rates that potentially could shrink the profit margins of traditional lending activities.

A Word About Risk:

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Portfolio invests in a limited number of securities and, as a result, the Portfolio's performance may be more volatile than the performance of other portfolios holding more securities. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   Among our health-care investments, several selections performed well. Although we normally de-emphasize the biotechnology industry because of the volatility of company earnings, we found two interesting opportunities in corporations that supply the biotechnology industry and have more consistent earnings history. Both Techne, which produces proteins used by biotechnology companies, and Molecular Devices, which produces equipment used by biotech companies, performed very well. In addition, pharmacy benefit managers Medco Health Solutions and Express Scripts benefited as managers successfully gained more control over pharmacy expenses.

   Our investment in Expeditors International of Washington was a successful way to play the globalization of world trade theme. The company handles logistical planning, and directly benefited from the rise in trade between China and the United States. Its stock declined during the first part of the year on concerns about its vulnerability to higher energy prices, but the company's valuation recovered strongly in the second six months.
   In the information technology sector, contributors included Adobe Systems and Microchip Technology.

Q: What types of investments held back results?

A: Our underweight in energy stocks held back results during a year in which commodity prices rose to record-high levels. Individual holdings that detracted from results tended to come from a variety of sectors. In financial services, Investors Financial was hurt by concerns over the flattening of the yield curve - which occurs when the yield gap between short-term and long-term fixed income securities narrows. That can squeeze the profits in traditional lending businesses. However, we have retained our confidence in Investors Financial for the longer-term. A substantial part of its business is in operations that provide record-keeping and financial, custodial and accounting services to retirement plans, and we think it should benefit from the increasing demand for retirement services. It also is a leader in issuing exchange traded funds, which are becoming increasingly popular as investment products.

   Several of our holdings were adversely affected by rising energy prices, including the Family Dollar Stores retail chain and Cintas, which provides laundry and uniform services to businesses. We have retained our holding in Cintas because we continue to be impressed by the longer-term fundamentals of its business, but we have sold our position in Family Dollar.

   Other companies that we sold during the year included adult education company Apollo Group, because we were concerned about its future growth potential, and Saga Radio, whose advertising revenues from its chain of radio stations were affected by the increasing popularity of advertising on the Internet.

Q: What is your investment outlook?

A: We believe that the stock market is inexpensive after two successive years in which overall stock price performance has failed to keep pace with growth in the economy and in corporate profitability. As we enter 2006, we believe that the American economy appears strong, as evidenced by the overwhelming consensus of 56 economists recently surveyed by the Wall Street Journal. The average forecast for growth in GDP during 2006 was between 3% and 3.5%.

   In our view, there is a significant valuation gap between company earnings and company stock valuations, and we think there is potential for favorable stock performance during the coming year.










Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

 Shares                                                           Value
              COMMON STOCKS - 99.6%
              Materials - 2.7%
              Specialty Chemicals - 2.7%
  1,950       Sigma-Aldrich Corp.                              $  123,416
                                                               ----------
              Total Materials                                  $  123,416
                                                               ----------
              Capital Goods - 2.9%
              Building Products - 2.9%
  3,600       Simpson Manufacturing Co., Inc.                  $  130,860
                                                               ----------
              Total Capital Goods                              $  130,860
                                                               ----------
              Commercial Services & Supplies - 5.9%
              Diversified Commercial Services - 5.9%
  3,150       ChoicePoint, Inc.*                               $  140,207
  3,198       Cintas Corp.                                        131,694
                                                               ----------
                                                               $  271,901
                                                               ----------
              Total Commercial Services &
              Supplies                                         $  271,901
                                                               ----------
              Transportation - 2.9%
              Air Freight & Couriers - 2.9%
  2,000       Expeditors International of Washington, Inc.     $  135,020
                                                               ----------
              Total Transportation                             $  135,020
                                                               ----------
              Consumer Durables & Apparel - 2.0%
              Leisure Products - 2.0%
  1,800       Polaris Industries, Inc. (a)                     $   90,360
                                                               ----------
              Total Consumer Durables & Apparel                $   90,360
                                                               ----------
              Consumer Services - 3.7%
              Education Services - 1.5%
  3,500       DeVry, Inc.*(a)                                  $   70,000
                                                               ----------
              Restaurants - 2.2%
  2,600       Brinker International, Inc.                      $  100,516
                                                               ----------
              Total Consumer Services                          $  170,516
                                                               ----------
              Media - 6.0%
              Advertising - 6.0%
  5,200       Harte-Hanks, Inc.                                $  137,228
  2,600       WPP Group Plc (A.D.R.)                              140,400
                                                               ----------
                                                               $  277,628
                                                               ----------
              Total Media                                      $  277,628
                                                               ----------
              Retailing - 3.0%
              Automotive Retail - 3.0%
  4,300       O'Reilly Automotive, Inc.*                       $  137,643
                                                               ----------
              Total Retailing                                  $  137,643
                                                               ----------
              Household & Personal Products - 5.9%
              Household Products - 2.8%
  2,300       Clorox Co.                                       $  130,847
                                                               ----------
              Personal Products - 3.1%
  3,100       Alberto-Culver Co. (Class B)                     $  141,824
                                                               ----------
              Total Household & Personal
              Products                                         $  272,671
                                                               ----------

 Shares                                                           Value
              Health Care Equipment & Services - 24.7%
              Health Care Distributors - 1.7%
  2,300       Patterson Companies*                             $   76,820
                                                               ----------
              Health Care Equipment - 12.4%
  1,850       C. R. Bard, Inc.                                 $  121,952
  4,800       Molecular Devices Corp.*                            138,864
  3,200       ResMed, Inc.*                                       122,592
  2,600       Stryker Corp.                                       115,518
  1,900       Waters Corp.*                                        71,820
                                                               ----------
                                                               $  570,746
                                                               ----------
              Health Care Services - 7.7%
  2,000       Express Scripts, Inc.*                           $  167,600
  3,990       IMS Health, Inc.                                     99,431
  1,600       Medco Health Solutions, Inc.*                        89,280
                                                               ----------
                                                               $  356,311
                                                               ----------
              Health Care Supplies - 2.9%
  2,500       Dentsply International, Inc.                     $  134,225
                                                               ----------
              Total Health Care Equipment &
              Services                                         $1,138,102
                                                               ----------
              Pharmaceuticals & Biotechnology - 3.4%
              Biotechnology - 3.4%
  2,800       Techne Corp.*                                    $  157,220
                                                               ----------
              Total Pharmaceuticals &
              Biotechnology                                    $  157,220
                                                               ----------
              Banks - 2.6%
              Regional Banks - 2.6%
  6,700       UCBH Holdings, Inc. (a)                          $  119,796
                                                               ----------
              Total Banks                                      $  119,796
                                                               ----------
              Diversified Financials - 7.5%
              Asset Management & Custody Banks - 7.5%
  3,800       Federated Investors, Inc.*                       $  140,752
  1,800       Investors Financial Services Corp. (a)               66,294
  1,900       T. Rowe Price Associates, Inc.                      136,857
                                                               ----------
                                                               $  343,903
                                                               ----------
              Total Diversified Financials                     $  343,903
                                                               ----------
              Software & Services - 9.9%
              Application Software - 1.8%
  2,200       Adobe Systems, Inc.                              $   81,312
                                                               ----------
              Data Processing & Outsourced Services - 5.2%
  1,900       DST Systems, Inc.*                               $  113,829
  2,900       Fiserv, Inc.*                                       125,483
                                                               ----------
                                                               $  239,312
                                                               ----------
              Systems Software - 2.9%
  2,800       Micros Systems, Inc.*                            $  135,296
                                                               ----------
              Total Software & Services                        $  455,920
                                                               ----------


6     The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                         Value
                   Technology Hardware & Equipment - 7.2%
                   Communications Equipment - 1.8%
       2,900       Plantronics, Inc.                              $   82,070
                                                                  ----------
                   Electronic Equipment & Instruments - 3.6%
       2,350       Mettler-Toledo International, Inc.*            $  129,720
       1,100       National Instruments Corp.                         35,255
                                                                  ----------
                                                                  $  164,975
                                                                  ----------
                   Electronic Manufacturing Services - 1.8%
       2,300       Molex, Inc.                                    $   56,557
         700       Trimble Navigation, Ltd.*                          24,959
                                                                  ----------
                                                                  $   81,516
                                                                  ----------
                   Total Technology Hardware &
                   Equipment                                      $  328,561
                                                                  ----------
                   Semiconductors - 9.3%
                   Semiconductor Equipment - 3.6%
       2,200       KLA-Tencor Corp.                               $  108,525
       2,300       Novellus Systems, Inc.*                            55,476
                                                                  ----------
                                                                  $  164,001
                                                                  ----------
                   Semiconductors - 5.7%
       3,500       Linear Technology Corp.                        $  126,245
       4,300       Microchip Technology                              138,245
                                                                  ----------
                                                                  $  264,490
                                                                  ----------
                   Total Semiconductors                           $  428,491
                                                                  ----------
                   TOTAL COMMON STOCKS
                   (Cost $4,157,638)                              $4,582,008
                                                                  ----------


      Shares                                                         Value
                   TEMPORARY CASH INVESTMENTS - 7.8%
                   Security Lending Collateral - 7.8%
     360,836       Securities Lending Investment Fund, 4.24%      $  360,836
                                                                  ----------
                   TOTAL TEMPORARY CASH
                   INVESTMENTS
                   (Cost $360,836)                                $  360,836
                                                                  ----------
                   TOTAL INVESTMENT IN
                   SECURITIES - 107.4%
                   (Cost $4,518,474)                              $4,942,844
                                                                  ----------
                   OTHER ASSETS AND
                   LIABILITIES - (7.4)%                           $ (340,477)
                                                                  ----------
                   TOTAL NET ASSETS - 100.0%                      $4,602,367
                                                                  ==========

*        Non-income producing security.
(A.D.R.) American Depositary Receipt.
(a)      At December 31, 2005, the following securities were out on loan:

Shares     Security                                  Value
  387      Apollo Group, Inc.+                    $ 23,398
3,325      DeVry, Inc.*                             66,500
1,710      Investors Financial Services Corp.       62,979
1,710      Polaris Industries, Inc.                  1,760
5,985      UCBH Holdings, Inc.                     107,012
                                                  --------
           Total                                  $261,649
                                                  ========

          + Indicates pending sale as of 12/31/05

The accompanying notes are an integral part of these financial statements.     7

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                 Year          3/15/04(a)
                                                                                                 Ended             to
Class II                                                                                       12/31/05         12/31/04
Net asset value, beginning of period                                                           $ 10.87         $ 10.00
                                                                                               -------         -------
Increase from investment operations:
 Net investment loss                                                                           $ (0.03)        $ (0.02)
 Net realized and unrealized gain on investments                                                  0.53            0.89
                                                                                               -------         --------
  Net increase from investment operations                                                      $  0.50         $  0.87
                                                                                               -------         --------
 Net increase in net asset value                                                               $  0.50         $  0.87
                                                                                               -------         --------
 Net asset value, end of period                                                                $ 11.37         $ 10.87
                                                                                               =======         =======
Total return*                                                                                     4.60%           8.70%(b)
Ratio of net expenses to average net assets+                                                      1.00%           1.00%**
Ratio of net investment loss to average net assets+                                              (0.36)%         (0.51)%**
Portfolio turnover rate                                                                             13%             44%
Net assets, end of period (in thousands)                                                       $ 4,602      $    2,579
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                                                     3.25%           7.50%**
 Net investment loss                                                                             (2.61)%         (7.01)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees
 paid indirectly:
 Net expenses                                                                                     1.00%           1.00%**
 Net investment loss                                                                             (0.36)%         (0.51)%**

(a)  The Portfolio commenced operations on March 15, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


8     The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $261,649) (cost $4,518,474)     $4,942,844
 Cash                                                                                                  129,820
 Receivables --
  Investment securities sold                                                                            42,433
  Dividends, interest and foreign taxes withheld                                                         1,376
  Due from Pioneer Investment Management, Inc.                                                           6,246
                                                                                                    ----------
   Total assets                                                                                     $5,122,719
                                                                                                    ----------
LIABILITIES:
 Payables --
  Investment securities purchased                                                                   $   79,619
  Fund shares repurchased                                                                               33,739
  Upon return of securities loaned                                                                     360,836
 Due to affiliates                                                                                         211
 Accrued expenses                                                                                       45,947
                                                                                                    ----------
   Total liabilities                                                                                $  520,352
                                                                                                    ----------
NET ASSETS:
 Paid-in capital                                                                                    $4,287,367
 Accumulated net realized loss on investments                                                         (109,370)
 Net unrealized gain on:
  Investments                                                                                          424,370
                                                                                                    ----------
   Total net assets                                                                                 $4,602,367
                                                                                                    ----------
NET ASSET VALUE PER SHARE:
Class II:
(No par value, unlimited number of shares authorized)
 Net assets                                                                                         $4,602,367
Shares outstanding                                                                                     404,647
                                                                                                    ----------
 Net asset value per share                                                                          $    11.37


The accompanying notes are an integral part of these financial statements.     9

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                                                               Year Ended
                                                                                                12/31/05
INVESTMENT INCOME:
 Dividends                                                                                     $  20,662
 Interest                                                                                          3,276
 Income on securities loaned, net                                                                     53
                                                                                               ---------
  Total investment income                                                                      $  23,991
                                                                                               ---------
EXPENSES:
 Management fees                                                                               $  28,195
 Transfer agent fees and expenses                                                                  1,500
 Distribution fees                                                                                 9,399
 Administrative reimbursements                                                                    18,512
 Custodian fees                                                                                   15,462
 Professional fees                                                                                31,853
 Printing expense                                                                                 11,235
 Fees and expenses of nonaffiliated trustees                                                       3,785
 Miscellaneous                                                                                     2,137
                                                                                               ---------
  Total expenses                                                                               $ 122,078
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.        (84,500)
                                                                                               ---------
  Net expenses                                                                                 $  37,578
                                                                                               ---------
    Net investment loss                                                                        $ (13,587)
                                                                                               ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss from:
 Investments                                                                                   $ (56,634)
                                                                                               ---------
 Change in net unrealized gain from:
 Investments                                                                                   $ 279,248
                                                                                               ---------
 Net gain on investments                                                                       $ 222,614
                                                                                               ---------
 Net increase in net assets resulting from operations                                          $ 209,027
                                                                                               =========


10    The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          For the period
                                                                                           from 3/15/04
                                                                             Year         (Commencement
                                                                             Ended        of operations)
                                                                           12/31/05        to 12/31/04
FROM OPERATIONS:
Net investment loss                                                       $  (13,587)      $   (5,372)
Net realized loss on investments                                             (56,634)         (52,736)
Change in net unrealized gain on investments                                 279,248          145,122
                                                                          ----------       ----------
  Net increase in net assets resulting from operations                    $  209,027       $   87,014
                                                                          ----------       ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                          $2,273,067       $3,211,433
Cost of shares repurchased                                                  (458,251)        (719,923)
                                                                          ----------       ----------
  Net increase in net assets resulting from Fund share transactions       $1,814,816       $2,491,510
                                                                          ----------       ----------
  Net increase in net assets                                              $2,023,843       $2,578,524
NET ASSETS:
Beginning of period                                                        2,578,524               --
                                                                          ----------       ----------
End of period                                                             $4,602,367       $2,578,524
                                                                          ==========       ==========


The accompanying notes are an integral part of these financial statements.    11

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Small and Mid Cap Growth VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:


Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The Small and Mid Cap Growth VCT Portfolio commenced operations on March 15,
2004.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

Small and Mid Cap Growth Portfolio seeks long term capital growth.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:


A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     prices are not generally reported, are valued at the mean between the last bid and asked prices. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At December 31, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.


     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.


     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.


     Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus. Please refer to those documents when considering the Portfolio's risks.

B.   Taxes

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Small and Mid Cap Growth Portfolio had a net capital loss carryforward of $65,546, of which the following amounts will expire between 2012 and 2013, if not utilized: $25,641 in 2012 and $39,905 in 2013.

     The Portfolio elected to defer $25,174 in capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ended December 31, 2006.

     At December 31, 2005, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset value of the Portfolio and are designed to present the Portfolio's capital accounts on a tax basis.

-----------------------------------------------------------------------------------------------------------------
                                             Undistributed Net           Accumulated Net
Portfolio                                Investment Income (Loss)     Realized Gain (Loss)     Paid-In Capital
-----------------------------------------------------------------------------------------------------------------
 Small and Mid Cap Growth Portfolio               $13,587                      $--               $ (13,587)
-----------------------------------------------------------------------------------------------------------------

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

     The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2005. There were no distributions paid during the fiscal years ended December 31, 2005 and 2004.

--------------------------------------------------------------------------------
                                                                  2005
--------------------------------------------------------------------------------
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                $     --
 Undistributed long-term gain/(capital loss carryforward)      (65,546)
 Post-October loss deferred                                    (25,174)
 Unrealized appreciation (depreciation)                        405,720
                                                              --------
  Total                                                       $315,000
                                                              ========
--------------------------------------------------------------------------------


     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005. Distribution fees are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

D.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets up to $1 billion and 0.70% on assets over $1 billion.

Through May 1, 2006, PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses of the Portfolio to the extent required to reduce Class II expenses to 1.00% of the average daily net assets attributable to Class II shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $12 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $135 in transfer agent fees payable to PIMSS at December 31, 2005.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $64 payable to PFD at December 31, 2005.

5. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

---------------------------------------------------------------------------------------------------------
                                                                                                Net
                                                             Gross            Gross        Appreciation/
                                           Tax Cost      Appreciation     Depreciation     (Depreciation)
---------------------------------------------------------------------------------------------------------
 Small and Mid Cap Growth Portfolio      $4,537,124        $537,270        $ (131,550)        $405,720
                                         ==========        ========        ==========         ========
---------------------------------------------------------------------------------------------------------


6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $2,310,469 and $485,977, respectively.

7. Capital Shares

At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the fiscal year ended December 31, 2005 and the period ended December 31, 2004:

---------------------------------------------------------------------------------------------------------
Small & Mid Cap Growth Portfolio      '05 Shares      '05 Amount      '04 Shares      '04 Amount
---------------------------------------------------------------------------------------------------------
 CLASS II:
 Shares sold                            209,164       $2,273,067        308,301      $3,211,433
 Shares repurchased                     (41,774)        (458,251)       (71,044)       (719,923)
                                        -----------------------------------------------------------------
  Net increase                          167,390       $1,814,816        237,257      $2,491,510
                                        =================================================================
---------------------------------------------------------------------------------------------------------

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and
Shareowners of Pioneer Small & Mid Cap Growth VCT Portfolio:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Small & Mid Cap Growth VCT Portfolio (formerly Pioneer Papp Small & Mid Cap VCT Portfolio), one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Small & Mid Cap Growth VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets, and financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.



                                        /S/ Ernst & Young LLP


Boston, Massachusetts
February 10, 2006

Pioneer Small and Mid Cap Growth VCT Portfolio (the "Fund")
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually, approve the Fund's management contract (the "Management Contract") between the Fund and Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"). The Investment Adviser has retained L. Roy Papp and Associates, LLC. (the "Sub-adviser") to act as sub-adviser to the Fund pursuant to a sub-advisory agreement between the Investment Adviser and the Sub-adviser (the "Sub-advisory Agreement"). The Trustees have determined that the terms of the Management Contract and the Sub-advisory Agreement are fair and reasonable and that renewal of these contracts will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of the Investment Adviser, or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract and Sub-advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract and Sub-advisory Agreement, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates, (ix) the disclosures included in the Fund's prospectuses and reports to shareowners and (x) the investment and compliance staff and operations of the Sub-adviser.

Specifically, in connection with the Independent Trustees' review of the Management Contract and the Sub-advisory Agreement, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's and Sub-adviser's services and the reasonableness of the fee under the Management Contract and the Sub-advisory Agreement. Among other items, this information included data or analyses of (1) investment performance for the twelve months ended June 30, 2005 for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund; the break points in the Fund's management fee and of a peer group of funds selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract and Sub-advisory Agreement. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                                  (continued)
--------------------------------------------------------------------------------


A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fifth quintile of the peer group for the twelve months ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the activities of the Investment Adviser in monitoring the investment and compliance operations of the Sub-adviser. The Trustees concluded that the period of investment operations was too short to evaluate performance.

C. Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations. Among other things, the Trustees considered the number, education and experience of the Sub-adviser's investment staff. The Trustees concluded that the Investment Adviser and the Sub-adviser have the quality and depth of personnel and the well-developed methods essential to performing their duties under the Management Contract and the Sub-advisory Agreement.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the first quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also evaluated the fee under the Sub-advisory Agreement and the portion of the fee under the Management Contract retained by the Investment Adviser and determined that they were consistent with other sub-advised funds. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 (after expense limitations) was in the second quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio (after expense limitations) was reasonable compared to that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels, in a reasonable manner as the Fund grows in size, between the Investment Adviser and the Fund's shareowners.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Sub-adviser from the use of "soft" commission dollars to pay for research. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's and Sub-adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser and the Sub-adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund and the Sub-advisory Agreement are fair and reasonable and voted to approve the continuation of the Management Contract and the Sub-advisory Agreement for another year.

Pioneer Small and Mid Cap Growth VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Small and Mid Cap Growth VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)    Trustee         Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).


** Mr. Bock became a Trustee of the Trust on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------

Pioneer Small and Mid Cap Growth VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Small and Mid Cap Growth VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                       POSITIONS HELD   TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST   LENGTH OF SERVICE    PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant        Since November,                                          None
                       Treasurer        2000. Serves at the  Assistant Vice President - Fund
                                        discretion of the    Accounting, Administration and
                                        Board.               Custody Services of Pioneer; and
                                                             Assistant Treasurer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant        Since May, 2002.     Fund Accounting Manager - Fund      None
                       Treasurer        Serves at the        Accounting, Administration and
                                        discretion of the    Custody Services of Pioneer; and
                                        Board.               Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

---------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant        Since September,     Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer        2003. Serves at the  Accounting, Administration and
                                        discretion of the    Custody Services since June 2003;
                                        Board.               Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

---------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

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                           This page for your notes.

[LOGO]PIONEER
      Investments(R)


Pioneer Variable Contracts Trust


Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.






                                                                   18674-00-0206





                                                           [LOGO] PIONEER
                                                                  Investments(R)













                                                PIONEER VARIABLE CONTRACTS TRUST

                        Pioneer Small Cap Value VCT Portfolio -- Class II Shares










                                                                   ANNUAL REPORT

                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------


Table of Contents
--------------------------------------------------------------------------------

Pioneer Small Cap Value VCT Portfolio

  Portfolio and Performance Update                    2

  Comparing Ongoing Portfolio Expenses                3

  Portfolio Management Discussion                     4

  Schedule of Investments                             5

  Financial Statements                                9

  Notes to Financial Statements                      13

  Report of Independent Registered Public
    Accounting Firm                                  18

  Factors Considered by the Independent Trustees
    in Approving the Management Contract             19

  Trustees, Officers and Service Providers           22







Before investing, consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.


The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                              77.6%
Temporary Cash Investment                       15.5%
International Common Stocks                      2.5%
Depositary Receipts for International Stocks     2.5%
Exchange Traded Fund                             1.9%


Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                      28.7%
Industrials                     18.6%
Information Technology          16.3%
Energy                          13.9%
Health Care                      6.6%
Comsumer Discretionary           6.3%
Consumer Staples                 3.3%
Materials                        3.3%
Utilities                        2.0%
Telecommunication Services       1.0%


Five Largest Holdings
(As a percentage of equity holdings)

  1.       Southwestern Energy Co.        2.47%
  2.       Avid Technology, Inc.          1.90
  3.       Insight Enterprises, Inc.      1.81
  4.       Sterling Bancshares, Inc.      1.61
  5.       On Assignment, Inc.            1.45

The Portfolio is actively managed, and current holdings may be different.


--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 16.07      $ 14.95


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $  -           $  -              $ 0.4861

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Small Cap Value VCT Portfolio at net asset value, compared to that of the Russell 2000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                Pioneer Small
                Cap Value VCT     Russell 2000
                 Portfolio        Value Index
 Nov-01            10000            10000
                   10572            10612
                    8980             9400
 Dec-03            12132            13726
                   14545            16780
 Dec-05            16159            17570


The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

Net Asset Value
Life-of-Class       13.01%
(11/8/01)
1 Year              11.10%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value VCT Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005.


Share Class                                        II
------------------------------------------   --------------
Beginning Account Value on 7/1/05              $ 1,000.00
Ending Account Value on 12/31/05               $ 1,093.93
Expenses Paid During Period*                   $     7.34

* Expenses are equal to the Portfolio's annualized expense ratio of 1.39% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005.

Share Class                                        II
------------------------------------------   --------------
Beginning Account Value on 7/1/05              $ 1,000.00
Ending Account Value on 12/31/05               $ 1,018.20
Expenses Paid During Period*                   $     7.07

* Expenses are equal to the Portfolio's annualized expense ratio of 1.39% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

Continued adherence to established disciplines enabled Pioneer Small Cap Value VCT Portfolio to outperform its benchmark index over this period. In the following discussion, portfolio manager David Adams and assistant portfolio manager John McPherson review the economic background and describe some of the decisions that aided fund performance.

Q. How did the Portfolio perform over this period?

A. For the twelve months ended December 31, 2005, Class II shares of the Portfolio returned 11.10% at net asset value. The results comfortably outdistanced the 4.71% return on the Russell 2000 Value Index, the benchmark over the same period.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. Please describe the investment background over the past year and how it affected small-cap stocks.

A. It was a year in which small-caps outpaced large, value and growth were essentially in line, and stocks of better-quality companies trumped lower-quality issues. Rising energy prices and shifting views on the economy, the dollar, and interest rates kept equity markets in a narrow range.

   Solid earnings growth gave smaller-company stocks renewed impetus after large caps briefly outperformed early in the year. The Portfolio's positive results validated our longstanding investment thesis that, despite higher interest rates and record energy prices, the healthy economy would enable well-managed small companies to boost operating results.

Q. Which of your investment decisions had the most favorable impact on results?


A. Our bottom-up stock selection process led us to overweight energy stocks for some time. The resulting overweight stance compared with the benchmark was an important contributor to the period's strong results, as prices for oil and natural gas reached record levels. We were also overweight and outperformed the benchmark in health care. Successful stock selection allowed the Portfolio to better the index's results among financial issues despite our underweight position. Results were also favorable in the information technology sector, where the Portfolio's exposure was about equal to the benchmark's.

   Southwestern Energy, an independent oil and gas producer operating in Arkansas and Oklahoma, was one of the period's top performers, thanks to continued strong financial performance and the possibility that a new gas field may yield significant reserves. We have been taking profits in this long-term holding, bearing out our patient approach.

   In energy services, TODCO, which operates drilling rigs in the Gulf of Mexico, benefited when competitors sought better conditions elsewhere. That shrank the number of available rigs just prior to a surge in demand for natural gas that allowed TODCO to hike its billing rates. Similarly, the demand for Gulfmark Offshore's supply boats rose as worldwide energy demand stimulated North Sea drilling activity.

   In health care, shares of Kendle International rose due to healthy demand for laboratory services tied to the search for new drug compounds.

   We took partial profits in shares of NASDAQ Stock Market, the Portfolio's biggest financial sector gainer over the period. NASDAQ has successfully leveraged its core trading business by offering a series of new products and services to its customers as the investment business continues to become more electronically based. Apollo Investment, which provides financing for mid-sized businesses, recorded a gain thanks to its solid underwriting capabilities, management and network of funding sources. And our patience was rewarded when municipal bond insurer Assured Guaranty saw its credit rating strengthen, providing better entree to business opportunities.

   In technology, SPSS, makers of analytical software for researchers, enjoyed an uptick in results thanks to better planning and new initiatives. Video specialist Avid Technology continued to ride the move from film-based, analog editing to digital formats in TV newsrooms and elsewhere. Avid is also poised to benefit as high-definition broadcasts become the television norm.

Q. Which of your choices held back results?

A. AMERIGROUP, a Medicaid HMO and for some time a successful holding revisited earlier financial results, citing unexpectedly high costs for patient care. Specialty insurer Quanta Capital Holdings, a recent entrant to the business, suffered a terrible sequence of hurricane losses over the past two years. New management and revised business practices encouraged us to add to this holding when prices fell.

   Montreal-based Domtar suffered from the slowing demand that has plagued the paper industry. Strength in the Canadian dollar also reduced the exchange value of U.S. assets. Retailer Hancock Fabrics is trying to reinvigorate sales at its home decor and sewing outlets after a series of problems, including the lack of up-to-date inventory systems and damaged relationships with store managers. Shares fell further when the company eliminated its dividend. A new infrastructure and merchandising approach encourage us to maintain this small position.

Q. What is your outlook for the economy and how have you positioned the Portfolio?

A. We think that good stocks bought at prices that appear reasonable should do well in the moderate-growth environment that we foresee. Compelling ideas continue to emerge in the technology arena, where we have increased the Portfolio's exposure. We are also adding some financial stocks while scaling back others. On the other hand, we are not finding good value among consumer-discretionary issues, a sector that could feel pressure if households reduce spending in the face of big energy bills and rising interest rates. Persistent demand and high prices make us comfortable with our current large exposure to energy stocks; we would view any sharp decline in this sector as an opportunity. Finally, we will continue to employ our proven discipline in an effort to ferret out superior opportunities, and take profits as valuations approach our targets.


   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

      Shares                                                    Value
                  COMMON STOCKS - 88.8%
                  Energy - 12.6%
                  Coal & Consumable Fuels - 1.5%
       8,100      Alpha Natural Resources, Inc.*            $   155,601
      12,164      Massey Energy Co.(a)                          460,651
                                                            -----------
                                                            $   616,252
                                                            -----------
                  Integrated Oil & Gas - 0.5%
      10,700      CNX Gas Corp. (144A)*                     $   222,025
                                                            -----------
                  Oil & Gas Drilling - 2.4%
       7,500      Bronco Drilling Co., Inc.*                $   172,575
      11,775      Todco                                         448,157
       7,019      Unit Corp.*                                   386,256
                                                            -----------
                                                            $ 1,006,988
                                                            -----------
                  Oil & Gas Equipment & Services - 2.7%
      15,325      Gulfmark Offshore, Inc.*                  $   453,927
      32,661      Key Energy Services, Inc.*                    439,944
       6,440      Maverick Tube Corp.*(a)                       256,698
                                                            -----------
                                                            $ 1,150,569
                                                            -----------
                  Oil & Gas Exploration & Production - 5.3%
       5,075      Forest Oil Corp.*                         $   231,268
       7,200      Penn Virginia Corp.                           413,280
      17,500      Riata Energy, Inc. (144A)*                    266,875
      16,900      Rosetta Resources, Inc. (144A)*               304,200
      26,346      Southwestern Energy Co.*                      946,875
       2,145      Swift Energy Co.*                              96,675
                                                            -----------
                                                            $ 2,259,173
                                                            -----------
                  Oil & Gas Storage & Transportation - 0.2%
       3,050      Arlington Tankers, Ltd.                   $    66,338
                                                            -----------
                  Total Energy                              $ 5,321,345
                                                            -----------
                  Materials - 3.0%
                  Gold - 1.3%
      34,450      Cambior, Inc.*                            $    96,460
       8,950      Glamis Gold, Ltd.*                            245,946
      29,700      IAMGOLD Corp.                                 232,254
                                                            -----------
                                                            $   574,660
                                                            -----------
                  Paper Products - 0.4%
      27,793      Domtar, Inc.                              $   160,644
                                                            -----------
                  Specialty Chemicals - 0.3%
       9,281      Chemtura Corp.                            $   117,869
                                                            -----------
                  Steel - 1.0%
       4,350      Carpenter Technology                      $   306,545
       9,571      NN, Inc.                                      101,453
                                                            -----------
                                                            $   407,998
                                                            -----------
                  Total Materials                           $ 1,261,171
                                                            -----------

      Shares                                                    Value
                  Capital Goods - 8.1%
                  Aerospace & Defense - 0.2%
       6,633      NCI, Inc.*                                $    91,071
                                                            -----------
                  Construction & Engineering - 0.9%
      19,900      Insituform Technologies, Inc.*            $   385,463
                                                            -----------
                  Construction, Farm Machinery &
                  Heavy Trucks - 3.6%
      13,400      Commercial Vehicle Group, Inc.*           $   251,652
      12,720      Federal Signal Corp.                          190,927
       8,670      Joy Global, Inc.                              346,800
       2,344      Nacco Industries, Inc.                        274,600
      17,725      Wabtec Corp.                                  476,803
                                                            -----------
                                                            $ 1,540,782
                                                            -----------
                  Electrical Component & Equipment - 1.9%
      13,700      C&D Technologies, Inc.                    $   104,394
      56,468      Graftech International, Ltd.*(a)              351,231
      56,979      Power-One, Inc.*                              343,014
                                                            -----------
                                                            $   798,639
                                                            -----------
                  Industrial Machinery - 1.0%
      10,775      Flowserve Corp.*                          $   426,259
                                                            -----------
                  Trading Companies & Distributors - 0.5%
       5,879      Applied Industrial Technologies, Inc.     $   198,064
                                                            -----------
                  Total Capital Goods                       $ 3,440,278
                                                            -----------
                  Commercial Services & Supplies - 4.5%
                  Diversified Commercial Services - 2.0%
      25,385      Cornell Companies, Inc.*                  $   350,821
       4,700      Corrections Corporation of America*           211,359
          35      Profit Recovery Group International*               21
       7,823      School Specialty, Inc.*                       285,070
                                                            -----------
                                                            $   847,271
                                                            -----------
                  Human Resource & Employment Services - 2.5%
       9,345      Korn/Ferry International*                 $   174,658
      51,175      On Assignment, Inc.*                          558,319
      11,700      Watson Wyatt Worldwide, Inc.                  326,430
                                                            -----------
                                                            $ 1,059,407
                                                            -----------
                  Total Commercial Services &
                  Supplies                                  $ 1,906,678
                                                            -----------
                  Transportation - 4.2%
                  Air Freight & Couriers - 0.8%
       5,175      Forward Air Corp.                         $   189,664
       5,500      Pacer International, Inc.                     143,330
                                                            -----------
                                                            $   332,994
                                                            -----------

The accompanying notes are an integral part of these financial statements.     5

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

      Shares                                                      Value
                  Marine - 1.4%
       5,800      Dryships, Inc.(a)                           $    70,875
       6,400      Eagle Bulk Shipping, Inc.                       101,888
      11,050      Excel Maritime Carriers, Ltd.*                  126,523
       5,450      Genco Shipping & Trading, Ltd.                   95,048
      18,900      Quintana Maritime, Ltd.                         192,402
                                                              -----------
                                                              $   586,736
                                                              -----------
                  Railroads - 1.0%
      11,918      Genesee & Wyoming, Inc.*                    $   446,925
                                                              -----------
                  Trucking - 1.0%
       4,793      Dollar Thrifty Automotive Group*            $   172,882
      10,750      Universal Truckload Services, Inc.*             247,250
                                                              -----------
                                                              $   420,132
                                                              -----------
                  Total Transportation                        $ 1,786,787
                                                              -----------
                  Automobiles & Components - 0.4%
                  Tires & Rubber - 0.4%
      10,900      Cooper Tire & Rubber*                       $   166,988
                                                              -----------
                  Total Automobiles & Components              $   166,988
                                                              -----------
                  Consumer Durables & Apparel - 0.6%
                  Housewares & Specialties - 0.6%
       8,505      Jarden Corp.*(a)                            $   256,426
                                                              -----------
                  Total Consumer Durables & Apparel           $   256,426
                                                              -----------
                  Consumer Services - 0.8%
                  Casinos & Gaming - 0.4%
      12,375      Alliance Gaming Corp.*(a)                   $   161,123
                                                              -----------
                  Restaurants - 0.4%
      11,719      O'Charley's, Inc.*                          $   181,762
                                                              -----------
                  Total Consumer Services                     $   342,885
                                                              -----------
                  Retailing - 3.9%
                  Apparel Retail - 0.4%
       6,280      Stage Stores, Inc.                          $   187,018
                                                              -----------
                  Catalog Retail - 1.7%
      35,425      Insight Enterprises, Inc.*                  $   694,684
                                                              -----------
                  Computer & Electronics Retail - 0.3%
      21,650      Tweeter Home Entertainment Group, Inc.*     $   123,838
                                                              -----------
                  General Merchandise Stores - 0.6%
      15,525      Fred's, Inc.(a)                             $   252,592
                                                              -----------
                  Specialty Stores - 0.9%
      28,582      Hancock Fabrics, Inc.(a)                    $   116,329
      41,355      Rent-Way, Inc.*                                 264,258
                                                              -----------
                                                              $   380,587
                                                              -----------
                  Total Retailing                             $ 1,638,719
                                                              -----------

      Shares                                                      Value
                  Food, Beverage & Tobacco - 1.2%
                  Agricultural Products - 0.6%
      11,258      Fresh Del Monte Produce, Inc. (a)           $   256,345
                                                              -----------
                  Packaged Foods & Meats - 0.6%
      18,175      B & G Foods, Inc.                           $   263,901
                                                              -----------
                  Total Food, Beverage & Tobacco              $   520,246
                                                              -----------
                  Household & Personal Products - 1.8%
                  Personal Products - 1.8%
       4,400      Herbalife, Ltd.*                            $   143,088
       5,875      NBTY, Inc.*                                      95,469
      29,629      Nu Skin Enterprises, Inc.                       520,876
                                                              -----------
                                                              $   759,433
                                                              -----------
                  Total Household & Personal
                  Products                                    $   759,433
                                                              -----------
                  Health Care Equipment & Services - 5.8%
                  Health Care Equipment - 1.0%
       9,100      Analogic Corp.                              $   435,435
                                                              -----------
                  Health Care Facilities - 0.3%
       3,358      Triad Hospitals, Inc.*                      $   131,734
                                                              -----------
                  Health Care Services - 3.4%
       7,106      Chemed Corp.                                $   353,026
      24,225      Cross Country Healthcares, Inc.*                430,721
       3,527      Pediatrix Medical Group, Inc.*                  312,386
      12,350      Providence Service Corp.*                       355,557
                                                              -----------
                                                              $ 1,451,690
                                                              -----------
                  Health Care Supplies - 0.4%
      13,700      Merit Medical Systems, Inc.*                $   166,318
                                                              -----------
                  Managed Health Care - 0.7%
      14,420      AMERIGROUP Corp.*                           $   280,613
                                                              -----------
                  Total Health Care Equipment &
                  Services                                    $ 2,465,790
                                                              -----------
                  Pharmaceuticals & Biotechnology - 0.2%
                  Biotechnology - 0.2%
       2,455      Kendle International, Inc.*                 $    63,192
                                                              -----------
                  Total Pharmaceuticals &
                  Biotechnology                               $    63,192
                                                              -----------
                  Banks - 6.7%
                  Regional Banks - 4.9%
       7,875      Alliance Bankshares Corp.*                  $   126,079
      33,550      Cardinal Financial Corp.                        369,050
       4,700      City National Corp.                             340,468
       5,650      Signature Bank*                                 158,596
       3,100      Southwest Bancorp, Inc.*                         62,000
      40,100      Sterling Bancshares, Inc.                       619,144
      17,225      Texas Capital Bancshares, Inc.*                 386,012
                                                              -----------
                                                              $ 2,061,349
                                                              -----------

6     The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                       Value
                  Thrifts & Mortgage Finance - 1.8%
      16,505      BankAtlantic Bancorp, Inc.                   $   231,070
       5,150      BankUnited Financial Corp.(a)                    136,833
      11,550      First Niagara Financial Group, Inc.              167,129
      13,550      Provident Financial Services, Inc.               250,811
                                                               -----------
                                                               $   785,843
                                                               -----------
                  Total Banks                                  $ 2,847,192
                                                               -----------
                  Diversified Financials - 7.3%
                  Asset Management & Custody Banks - 1.2%
      28,385      Apollo Investment Corp.                      $   508,943
                                                               -----------
                  Consumer Finance - 2.5%
       8,575      Advanta Corp.                                $   258,365
       9,203      Advanta Corp. (Class B)                          298,545
      10,025      Cash America International, Inc.                 232,480
       7,900      The First Marblehead Corp.(a)                    259,594
                                                               -----------
                                                               $ 1,048,984
                                                               -----------
                  Investment Banking & Brokerage - 2.4%
       7,550      A.G. Edwards, Inc.                           $   353,793
      12,600      OptionsXpress Holdings, Inc.(a)                  309,330
       9,175      Piper Jaffray Co's.*                             370,670
                                                               -----------
                                                               $ 1,033,793
                                                               -----------
                  Specialized Finance - 1.2%
       7,143      Financial Federal Corp.                      $   317,506
       5,075      Nasdaq Stock Market, Inc.*                       178,539
                                                               -----------
                                                               $   496,045
                                                               -----------
                  Total Diversified Financials                 $ 3,087,765
                                                               -----------
                  Insurance - 6.4%
                  Life & Health Insurance - 0.2%
       6,600      American Equity Investment Life Holding*     $    86,130
                                                               -----------
                  Multi-Line Insurance - 1.4%
      66,775      Quanta Capital Holdings (144A)*              $   340,553
      10,200      Quanta Capital Holdings*                         260,100
                                                               -----------
                                                               $   600,653
                                                               -----------
                  Property & Casualty Insurance - 1.9%
      21,575      Assured Guaranty, Ltd.                       $   547,789
       4,525      National Interstate Corp.                         86,292
       3,075      Selective Insurance Group, Inc.                  163,283
                                                               -----------
                                                               $   797,364
                                                               -----------
                  Reinsurance - 2.9%
      18,126      IPC Holdings, Ltd.                           $   496,290
      11,700      Max Re Capital, Ltd.                             303,846
       8,500      Odyssey Re Holdings Corp.(a)                     213,180
       6,125      Platinum Underwriter Holdings, Ltd.              190,304
                                                               -----------
                                                               $ 1,203,620
                                                               -----------
                  Total Insurance                              $ 2,687,767
                                                               -----------

      Shares                                                       Value
                  Real Estate - 3.6%
                  Real Estate Management & Development - 1.0%
      32,300      Deerfield Triarc Capital Corp.               $   442,510
                                                               -----------
                  Real Estate Investment Trusts - 2.6%
      15,913      BioMed Property Trust, Inc.                  $   388,277
      13,000      Capital Trust, Inc.                              380,640
      26,350      Feldman Mall Properties, Inc.                    316,464
                                                               -----------
                                                               $ 1,085,381
                                                               -----------
                  Total Real Estate                            $ 1,527,891
                                                               -----------
                  Software & Services - 6.6%
                  Application Software - 3.5%
      57,000      Aspen Technology, Inc.*                      $   447,450
      16,570      Bottomline Technologies, Inc.*                   182,601
      11,500      Sonic Solutions*                                 173,765
      14,054      SPSS, Inc.*                                      434,690
      34,200      TIBCO Software, Inc.*                            255,474
                                                               -----------
                                                               $ 1,493,980
                                                               -----------
                  Data Processing & Outsourced Services - 0.7%
       5,925      Intrado, Inc.*                               $   136,394
      19,742      Pegusus Systems, Inc.*(a)                        177,086
                                                               -----------
                                                               $   313,480
                                                               -----------
                  IT Consulting & Other Services - 0.4%
      12,275      Gartner Group, Inc.*                         $   158,348
                                                               -----------
                  Systems Software - 2.0%
      56,450      Borland Software Corp.*                      $   368,619
      12,725      Internet Security Systems, Inc.*                 266,589
       8,575      Sybase, Inc.*                                    187,450
                                                               -----------
                                                               $   822,658
                                                               -----------
                  Total Software & Services                    $ 2,788,466
                                                               -----------
                  Technology Hardware & Equipment - 7.5%
                  Communications Equipment - 2.8%
      10,425      Black Box Corp.                              $   493,937
      13,250      Dycom Industries, Inc.*                          291,500
           1      Powerwave Technologies, Inc.*                         13
      46,500      Symmetricom, Inc.*                               393,853
                                                               -----------
                                                               $ 1,179,303
                                                               -----------
                  Computer Hardware - 1.7%
      13,300      Avid Technology, Inc.*                       $   728,308
                                                               -----------
                  Computer Storage & Peripherals - 0.4%
       6,160      Electronics for Imaging, Inc.*               $   163,918
                                                               -----------
                  Electronic Equipment & Instruments - 2.1%
      17,600      Electro Scientific Industrials*              $   425,040
      16,900      Planar Systems, Inc.*(a)                         141,453
      18,175      Technitrol, Inc.                                 310,793
                                                               -----------
                                                               $   877,286
                                                               -----------

The accompanying notes are an integral part of these financial statements.     7

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                   Value
              Electronic Manufacturing Services - 0.5%
  10,300      Mercury Computer Systems, Inc.*           $   212,489
                                                        -----------
              Total Technology Hardware &
              Equipment                                 $ 3,161,304
                                                        -----------
              Semiconductors - 0.8%
              Semiconductor Equipment - 0.4%
  11,000      Brooks Automation, Inc.*                  $   137,830
                                                        -----------
              Semiconductors - 0.4%
  41,350      Lattice Semiconductor Corp.*              $   178,632
                                                        -----------
              Total Semiconductors                      $   316,462
                                                        -----------
              Telecommunication Services - 1.0%
              Integrated Telecommunication Services - 1.0%
  40,200      Alaska Communications Systems
              Group, Inc.                               $   408,432
                                                        -----------
              Total Telecommunication Services          $   408,432
                                                        -----------
              Utilities - 1.8%
              Gas Utilities - 1.8%
   7,975      AGL Resources, Inc.                       $   277,607
   5,750      Energen Corp.                                 208,840
   8,005      People's Energy Corp.                         280,735
                                                        -----------
                                                        $   767,182
                                                        -----------
              Total Utilities                           $   767,182
                                                        -----------
              TOTAL COMMON STOCKS
              (Cost $31,436,831)                        $37,522,399
                                                        -----------
              EXCHANGE TRADED FUNDS - 2.1%
   4,500      Russell 2000 Exchange Traded Fund (a)     $   300,105
   4,500      Russell 2000 Growth Exchange
              Traded Fund (a)                               313,335
   3,875      Russell 2000 Value Exchange
              Traded Fund (a)                               255,789
                                                        -----------
                                                        $   869,229
                                                        -----------
              TOTAL EXCHANGE TRADED FUNDS
              (Cost $792,156)                           $   869,229
                                                        -----------

  Principal
    Amount                                                   Value
                    TEMPORARY CASH INVESTMENTS - 16.6%
                    Repurchase Agreement - 7.5%
$ 3,200,000         UBS Warburg, Inc., 3.25%, dated
                    12/30/05, repurchase price of
                    $3,200,000 plus accrued interest on
                    1/3/06 collateralized by $3,336,000
                    U.S. Treasury Bill, 4.36%, 6/29/06    $ 3,200,000
                                                          -----------
      Shares
                    Security Lending Collateral - 9.1%
  3,838,966         Securities Lending Investment
                    Fund, 4.24%                           $ 3,838,966
                                                          -----------
                    TOTAL TEMPORARY CASH
                    INVESTMENTS
                    (Cost $7,038,966)                     $ 7,038,966
                                                          -----------
                    TOTAL INVESTMENT
                    IN SECURITIES - 107.5%
                    (Cost $39,267,953)                    $45,430,594
                                                          -----------
                    OTHER ASSETS
                    AND LIABILITIES - (7.5)%              $(3,176,387)
                                                          -----------
                    TOTAL NET ASSETS - 100.0%             $42,254,207
                                                          ===========

*       Non-income producing security.
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $1,133,653 or 2.7% of total net assets.
(a)     At December 31, 2005, the following securities were out on loan:

Shares       Security                                  Value
11,756       Alliance Gaming Corp.*                $  153,063
   129       BankUnited Financial Corp.                 3,428
 5,460       Dryships, Inc.                            66,721
10,720       The First Marblehead Corp.               352,259
14,749       Fred's, Inc.                             239,966
 8,260       Fresh Del Monte Produce, Inc.            188,080
25,380       Graftech International, Ltd.*            157,864
27,153       Hancock Fabrics, Inc.                    110,513
 8,080       Jarden Corp.*                            243,612
11,556       Massey Energy Co.                        437,626
 6,118       Maverick Tube Corp.*                     243,863
 8,075       Odyssey Re Holdings Corp.                202,521
11,878       OptionsXpress Holdings, Inc.             291,605
14,301       Pegusus Systems, Inc.*                   128,280
10,830       Planar Systems, Inc.*                     90,647
 4,225       Russell 2000 Exchange Traded Fund        281,765
             Russell 2000 Growth Exchange
 4,275       Traded Fund                              297,668
             Russell 2000 Value Exchange
 3,276       Traded Fund                              216,249
                                                   ----------
             Total                                 $3,705,730
                                                   ==========


8     The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                         Year        Year         5/1/03(a)
                                                                                        Ended        Ended           to
Class II                                                                               12/31/05    12/31/04       12/31/03
Net asset value, beginning of period                                                   $ 14.95     $ 12.47       $  9.11
                                                                                       -------     -------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                          $  0.02     $ (0.03)      $ (0.00)
 Net realized and unrealized gain on investments and foreign currency transactions        1.59        2.51          3.37
                                                                                       -------     -------       --------
    Net increase from investment operations                                            $  1.61     $  2.48       $  3.36
Distributions to shareowners:
 Net realized gain                                                                       (0.49)         --            --
                                                                                       -------     -------       --------
 Net increase in net asset value                                                       $  1.12     $  2.48       $  3.36
                                                                                       -------     -------       --------
 Net asset value, end of period                                                        $ 16.07     $ 14.95       $ 12.47
                                                                                       =======     =======       =======
Total return*                                                                            11.10%      19.89%        36.88%(b)
Ratio of net expenses to average net assets+                                              1.39%       1.54%         1.58%* *
Ratio of net investment income (loss) to average net assets+                              0.16%      (0.41)%       (0.15)%**
Portfolio turnover rate                                                                     38%         36%           74%
Net assets, end of period (in thousands)                                               $21,700     $10,845       $ 2,760
Ratios with no waiver of management fees and
 assumption of expenses by PIM and no reductionfor fees paid indirectly:
 Net expenses                                                                             1.39%       1.59%         2.65%* *
 Net investment income (loss)                                                             0.16%      (0.46)%       (1.22)%**
Ratios with waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                             1.39%       1.54%         1.58%* *
 Net investment income (loss)                                                             0.16%      (0.41)%       (0.15)%**

(a)  Class II shares were first publicly offered on May 1, 2003.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at the net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


The accompanying notes are an integral part of these financial statements.     9

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $3,705,730) (Cost     $45,430,594
  $39,267,953)
 Cash                                                                                         854,630
 Receivables --
  Investment securities sold                                                                  105,024
  Fund shares sold                                                                             40,895
  Dividends, interest and foreign taxes withheld                                               66,521
 Other                                                                                            324
                                                                                          -----------
   Total assets                                                                           $46,497,988
                                                                                          -----------
LIABILITIES:
 Payables --
  Investment securities purchased                                                         $   207,694
  Fund shares repurchased                                                                     100,575
  Upon return of securities loaned                                                          3,838,966
  Variation Margin                                                                              3,800
 Due to affiliates                                                                              8,104
 Accrued expenses                                                                              84,642
                                                                                          -----------
   Total liabilities                                                                      $ 4,243,781
                                                                                          -----------
NET ASSETS:
 Paid-in capital                                                                          $33,361,929
 Undistributed net investment income                                                           94,683
 Accumulated net realized gain on investments                                               2,652,682
 Net unrealized gain (loss) on:
  Investments                                                                               6,162,641
  Futures contracts                                                                           (17,728)
                                                                                          -----------
   Total net assets                                                                       $42,254,207
                                                                                          -----------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                              $20,554,697
 Shares outstanding                                                                         1,269,643
                                                                                          -----------
  Net asset value per share                                                               $     16.19
 Class II:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                              $21,699,510
 Shares outstanding                                                                         1,350,250
                                                                                          -----------
  Net asset value per share                                                               $     16.07


10    The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                               Year
                                                              Ended
                                                             12/31/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $884)         $  418,320
 Interest                                                     102,972
 Income on securities loaned, net                              11,006
                                                           ----------
  Total investment income                                  $  532,298
                                                           ----------
EXPENSES:
 Management fees                                           $  262,583
 Transfer agent fees and expenses                               3,000
 Distribution fees (Class II)                                  39,927
 Administrative reimbursements                                 18,512
 Custodian fees                                                33,950
 Professional fees                                             45,919
 Printing expense                                              28,855
 Fees and expenses of nonaffiliated trustees                    4,025
 Miscellaneous                                                  3,277
                                                           ----------
  Total expenses                                           $  440,048
                                                           ----------
    Net investment income                                  $   92,250
                                                           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS:
 Net realized gain from:
  Investments                                              $2,937,296
  Futures contracts                                            87,722
                                                           ----------
                                                           $3,025,018
                                                           ----------
 Change in net unrealized gain or loss from:
  Investments                                              $1,061,614
  Futures contracts                                           (50,893)
                                                           ----------
                                                           $1,010,721
                                                           ----------
 Net gain on investments and futures contracts             $4,035,739
                                                           ==========
 Net increase in net assets resulting from operations      $4,127,989
                                                           ==========


The accompanying notes are an integral part of these financial statements.    11

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     Year               Year
                                                                                     Ended             Ended
                                                                                   12/31/05           12/31/04
FROM OPERATIONS:
Net investment income (loss)                                                     $     92,250      $    (55,495)
Net realized gain on investments                                                    3,025,018         1,744,190
Change in net unrealized gain or loss on investments and futures contracts          1,010,721         2,532,121
                                                                                 ------------      ------------
  Net increase in net assets resulting
    from operations                                                              $  4,127,989      $  4,220,816
                                                                                 ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain
 Class I                                                                         $   (593,880)     $         --
 Class II                                                                            (497,417)               --
                                                                                 ------------      ------------
  Total distributions to shareowners                                             $ (1,091,297)     $         --
                                                                                 ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                 $ 20,346,152      $ 14,302,057
Cost of shares repurchased                                                         (9,966,656)       (4,493,153)
                                                                                 ------------      ------------
 Net increase in net assets resulting from Fund share transactions               $ 10,379,496      $  9,808,904
                                                                                 ------------      ------------
 Net increase in net assets                                                      $ 13,416,188      $ 14,029,720
                                                                                 ------------      ------------
NET ASSETS:
Beginning of year                                                                $ 28,838,019      $ 14,808,299
                                                                                 ------------      ------------
End of year                                                                      $ 42,254,207      $ 28,838,019
                                                                                 ------------      ------------
Undistributed net investment income,
 end of year                                                                     $     94,683      $        260
                                                                                 ------------      ------------


12    The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Small Cap Value VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:


Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio
       (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objective of Small Cap Value Portfolio is to seek capital appreciation.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:


A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

     Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At December 31, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes withheld on capital gains at the applicable country rates.

     Small capitalization stocks, while offering the potential for higher returns, such as those held by the portfolio may be subject to greater short-term price fluctuations than securities of larger companies. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus. Please refer to those documents when considering the Portfolio's risks.

B.   Futures Contracts

     The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of December 31, 2005, Small Cap Value Portfolio had the following open contracts:

--------------------------------------------------------------------------------------------------------------
                                                   Number of
                                                   Contracts      Settlement        Market       Unrealized
Future Contracts                    Type         Long/(Short)        Month          Value        Gain/(Loss)
--------------------------------------------------------------------------------------------------------------
 Small Cap Value Portfolio     Russell 2000     4                March 2006     $1,356,600      $(17,728)
--------------------------------------------------------------------------------------------------------------


C. Foreign Currency Translation

     The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D.   Forward Foreign Currency Contracts

     The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

E.   Taxes

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.


     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At December 31, 2005, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset value of the Portfolio and are designed to present the Portfolio's capital accounts on a tax basis.

--------------------------------------------------------------------------------------------------
                                Undistributed Net
                                Investment Income        Accumulated Net
Portfolio                             (Loss)          Realized Gain (Loss)     Paid-In Capital
--------------------------------------------------------------------------------------------------
 Small Cap Value Portfolio            $2,173                 $5,404               $ (7,577)
--------------------------------------------------------------------------------------------------

     The following chart shows the distributions paid during the year ended December 31, 2005 and the components of distributable earnings (accumulated losses) as of December 31, 2005. There were no distributions paid during the fiscal year ended December 31, 2004.

----------------------------------------------------------------------------
                                                                  2005
----------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                              $       --
 Long-Term Capital Gain                                        1,091,297
                                                              ----------
                                                              $1,091,297
 Return of Capital                                                    --
                                                              ----------
  Total Distributions                                         $1,091,297
                                                              ----------
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                $  646,863
 Undistributed long-term gain/(Capital loss carryforward)      2,238,710
 Unrealized appreciation (depreciation)                        6,006,705
                                                              ----------
  Total                                                       $8,892,278
                                                              ==========
----------------------------------------------------------------------------


     The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

F.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), 638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005. Distribution fees are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

     Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. Distributions paid by a Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

G.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

H.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolios. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets.

Through May 1, 2006, PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses of the Portfolio to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $3,108 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $268 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $4,728 payable to PFD at December 31, 2005.

5. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

------------------------------------------------------------------------------------------------------
                                                                                          Net
                                                     Gross             Gross         Appreciation/
                                  Tax Cost       Appreciation      Depreciation      (Depreciation)
------------------------------------------------------------------------------------------------------
 Small Cap Value Portfolio      $39,423,889       $7,724,253       $ (1,717,548)       $6,006,705
                                ===========       ==========       ============        ==========
------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $20,116,602 and $11,968,562, respectively.

7. Capital Shares

At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the fiscal year ended December 31, 2005 and the fiscal year ended
December 31, 2004.

--------------------------------------------------------------------------------------------------
Small Cap Value Portfolio           '05 Shares       '05 Amount      '04 Shares       '04 Amount
--------------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                          571,103      $  8,553,972        510,952      $  6,774,823
 Reinvestment of distributions         40,427           589,019             --                --
 Shares repurchased                  (539,585)       (8,145,222)      (277,189)       (3,672,701)
                                     ------------------------------------------------------------
  Net increase                         71,945      $    997,769        233,763      $  3,102,122
                                     ============================================================
 CLASS II:
 Shares sold                          712,018      $ 10,705,770        566,136      $  7,527,234
 Reinvestment of distributions         34,350           497,391             --                --
 Shares repurchased                  (121,596)       (1,821,434)       (61,897)         (820,452)
                                     ------------------------------------------------------------
  Net increase                        624,772      $  9,381,727        504,239      $  6,706,782
                                     ============================================================
--------------------------------------------------------------------------------------------------

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareholders of Pioneer Small Cap Value VCT Portfolio:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Small Cap Value VCT Portfolio, one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Small Cap Value VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                                /s/ Ernst & Young LLP



Boston, Massachusetts
February 10, 2006

Pioneer Small Cap Value VCT Portfolio (the "Fund")
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three year periods for the Fund and a peer group selected by the Independent Trustees for this purpose,
(2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                                  (continued)
--------------------------------------------------------------------------------


     performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2005 and the second quintile for the three years ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (after giving effect to the expense limitation) for the 12 months ended June 30, 2005 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, a break point in the management fee was not necessary at this time. As assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates,

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Small Cap Value VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)      Trustee       Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).


** Mr. Bock became a Trustee of the Trust on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                       POSITIONS HELD   TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST   LENGTH OF SERVICE    PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant        Since November,                                          None
                       Treasurer        2000. Serves at the  Assistant Vice President - Fund
                                        discretion of the    Accounting, Administration and
                                        Board.               Custody Services of Pioneer; and
                                                             Assistant Treasurer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant        Since May, 2002.     Fund Accounting Manager - Fund      None
                       Treasurer        Serves at the        Accounting, Administration and
                                        discretion of the    Custody Services of Pioneer; and
                                        Board.               Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

---------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant        Since September,     Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer        2003. Serves at the  Accounting, Administration and
                                        discretion of the    Custody Services since June 2003;
                                        Board.               Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

---------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

[LOGO]PIONEER
      Investments(R)


Pioneer Variable Contracts Trust


Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.





                                                                   18669-00-0206

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST
                          Pioneer Small Company VCT Portfolio -- Class II Shares

                                                                   ANNUAL REPORT

                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

Pioneer Small Company VCT Portfolio
  Portfolio and Performance Update                       2
  Comparing Ongoing Portfolio Expenses                   3
  Portfolio Management Discussion                        4
  Schedule of Investments                                5
  Financial Statements                                   9
  Notes to Financial Statements                         13
  Report of Independent Registered Public
    Accounting Firm                                     18
  Factors Considered by the Independent Trustees in
    Approving the Management Contract                   19
  Trustees, Officers and Service Providers              22

Before investing, consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Portfolio  Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


U.S. Common Stocks                            85.0%
Temporary Cash Investment                     10.0%
Depositary Receipts for Internationl Stocks    2.6%
International Common Stocks                    1.6%
Exchange Traded Fund                           0.8%

Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


Industrials                  19.5%
Financials                   18.9%
Health Care                  15.4%
Information Technology       14.3%
Consumer Discretionary       10.4%
Energy                        9.2%
Materials                     5.6%
Consumer Staples              3.0%
Utilities                     2.9%
Telecommunication Services    0.8%



Five Largest Holdings
(As a percentage of equity holdings)

1.      Swift Transportation Co., Inc.       1.47%
2.      Cerner Corp.                         1.45
3.      Stage Stores, Inc.                   1.39
4.      Skechers U.S.A.                      1.32
5.      Cubist Pharmaceuticals, Inc.         1.26

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 11.71      $ 12.85

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $  -           $  -              $ 1.2777

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Small Company VCT Portfolio at net asset value, compared to that of the Russell 2000 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                Pioneer        Russell 2000
             Small Company         Index
             VCT Portfolio
01/01            10000            10000
                 10479             9741
                  8683             7746
12/03            10865            11406
                 12301            13497
12/05            12504            14112

Index comparison begins 1/31/01. The Russell 2000 Index measures U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class       5.55%
(1/19/01)
1 Year              1.65%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small Company VCT Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005.

Share Class                                        II
--------------------------------------------------------------------------------
       Beginning Account Value on 7/1/05       $ 1,000.00
       Ending Account Value on 12/31/05        $   984.79
       Expenses Paid During Period*            $     7.35

* Expenses are equal to the Portfolio's annualized expense ratio of 1.47% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small Company VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005.



Share Class                                        II
--------------------------------------------------------------------------------
       Beginning Account Value on 7/1/05       $ 1,000.00
       Ending Account Value on 12/31/05        $ 1,017.80
       Expenses Paid During Period*            $     7.48

* Expenses are equal to the Portfolio's annualized expense ratio of 1.47% for Class II shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

Co-managers Diego Franzin and Michael Rega describe conditions in the small-company universe for 2005, and the stocks that affected the Portfolio's performance.

Q. How did Pioneer Small Company VCT Portfolio perform over this period?

A. For the twelve months ended December 31, 2005, Class II shares of the Portfolio returned 1.65% at net asset value. The result trailed the Portfolio's benchmark, the Russell 2000 Index, which returned 4.55% over the same period.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. Please describe the background for small-company stocks over this period.

A. Whether - or when - escalating energy prices and higher interest rates might cause consumers to retrench was a major investor preoccupation in 2005. A fall-off in consumer spending, which represents the bulk of U.S. economic activity, could signal trouble for the ongoing economic expansion. In fact, a slide in energy prices following post-hurricane peaks boosted consumer confidence and spending levels stayed healthy. Through the year, value and growth stocks vied for small-cap leadership, with value holding an edge at year's end.

Q. Which stocks or sectors affected Portfolio performance?

A. Energy was the year's top sector. High prices for oil and gas stimulated drilling activity, boosting earnings for NSS Services, which manufactures seamless piping used in oil wells. Forest Oil, a North American oil and gas exploration company, also rose.

   In health care, strength in Cubist Pharmaceuticals reflected rising sales of Cubicin, a drug whose effectiveness is making it the treatment of choice for hospital-based staph infections. Sales of Cerner's software, which lets medical professionals view x-rays and lab results on their computers, also grew. Hospitals are increasingly adopting systems that provide current patient data at the point of care. We took losses in generic drug maker Able Laboratories when failure to follow standardized lab procedures led to inventory recalls and cessation of manufacturing. We are still holding Seralogicals despite slowing sales of its culture media and other laboratory products at a time of payroll expansion.

   Among consumer discretionary issues, Guess?, makers of jeans and other casual wear for children, teens and adults, benefited from skilled management and successful execution of its business plan. But teen retailer Aeropostale stumbled. Poor product choices led to markdowns that ate into profit margins, and a new store concept failed to gain traction. We also took losses in Rewards Network when discount dining programs saw shrinking membership and investors lost confidence. Elsewhere, we took profits in Administaff, whose human resources services found growing acceptance among smaller companies lacking staff to deal with regulatory requirements.

   Boston Communications Group, one of our holdings in the telecommunications services sector, provides a product that allows consumers to purchase pre-paid wireless service. The company learned in May that the technology used to provide the service was in violation of a patent held by a competitor. This news led to a decline in the company's stock price. We sold the stock after the announcement, and in hindsight this was the right move as the stock price continued to fall further. Connectics, a specialty pharmaceutical company declined after receiving a Non-Approvable letter from the FDA for one of its products in development. We think the market over-reacted to this news, and we believe that the company's past history of developing well received products, as well as their aggressive sales force provide what we see as a solid foundation for growth.

Q. What is your outlook for the months ahead?

A. We think high energy prices will persist and that the Federal Reserve Board will hike rates a bit more. With little clear consensus on the economy's direction, however, stock selections may be more important than sector weightings in the period ahead. Our goal is to maintain a well-diversified portfolio that limits exposure to any one security, basing our selections on a combination of quantitative and fundamental analysis. Using that process, we believe prospects for many health care companies are better than current valuations might imply. In the volatile technology sector, we favor companies whose products can bolster business efficiency. An eventual end to rate hikes could revitalize housing stocks for a time, but we cut exposure to that sector in 2005 and remain wary of it for now.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

   Shares                                                 Value
              COMMON STOCK - 96.5%
              Energy - 8.8%
              Oil & Gas Equipment & Services - 4.9%
    4,400     Gulfmark Offshore, Inc.*              $   130,328
    2,900     Lone Star Technologies, Inc.*             149,814
    3,500     Maverick Tube Corp.*(a)                   139,510
    3,200     NS Group, Inc.*                           133,792
    3,100     Offshore Logistics, Inc.*                  90,520
                                                    -----------
                                                    $   643,964
                                                    -----------
              Oil & Gas Exploration & Production - 3.4%
    2,425     Forest Oil Corp.*                     $   110,507
    2,900     Swift Energy Co.*                         130,703
    2,100     Stone Energy Corp.*                        95,613
    2,000     Houston Exploration Co.*                  105,600
                                                    -----------
                                                    $   442,423
                                                    -----------
              Oil & Gas Storage & Transporation - 0.5%
    1,300     Overseas Shipholding Group, Inc.      $    65,507
                                                    -----------
              Total Energy                          $ 1,151,894
                                                    -----------
              Materials - 5.4%
              Aluminum - 0.9%
    4,500     Century Aluminum Co.*                 $   117,945
                                                    -----------
              Construction Materials - 1.0%
    2,950     Mega Bloks, Inc. (144A)*              $    70,068
    1,200     Texas Industries, Inc.                     59,808
                                                    -----------
                                                    $   129,876
                                                    -----------
              Diversified Chemical - 0.8%
    2,100     FMC Corp.*                            $   111,657
                                                    -----------
              Diversified Metals & Mining - 0.6%
    4,900     Brush Engineered Materials, Inc.*     $    77,910
                                                    -----------
              Specialty Chemicals - 1.2%
    2,800     H.B. Fuller Co.                       $    89,796
    9,700     PolyOne Corp.*                             62,371
                                                    -----------
                                                    $   152,167
                                                    -----------
              Steel - 0.9%
    1,600     Carpenter Technology                  $   112,752
                                                    -----------
              Total Materials                       $   702,307
                                                    -----------
              Capital Goods - 10.8%
              Aerospace & Defense - 1.5%
    5,600     Hexcel Corp.*                         $   101,080
    7,300     Orbital Sciences Corp.*                    93,732
                                                    -----------
                                                    $   194,812
                                                    -----------

  Shares                                                  Value
              Construction & Farm Machinery &
              Heavy Trucks - 5.5%
    4,500     AGCO Corp.*                           $    74,565
    6,700     Commercial Vehicle Group, Inc.*           125,826
    5,100     Federal Signal Corp.                       76,551
      800     Nacco Industries, Inc.                     93,720
    2,000     Terex Corp.*                              118,800
    2,400     The Toro Co.                              105,048
    4,400     Wabtec Corp.                              118,360
                                                    -----------
                                                    $   712,870
                                                    -----------
              Electrical Component & Equipment - 1.1%
   23,700     Power-One, Inc.*                      $   142,674
                                                    -----------
              Industrial Machinery - 2.7%
    3,200     Albany International Corp.            $   115,712
    3,100     Flowserve Corp.*                          122,636
    2,175     Kennametal, Inc.                          111,012
                                                    -----------
                                                    $   349,360
                                                    -----------
              Total Capital Goods                   $ 1,399,716
                                                    -----------
              Commercial Services & Supplies - 3.9%
              Commercial Printing - 1.4%
    1,800     Consolidated Graphics, Inc.*          $    85,212
    2,575     John H. Harland Co.                        96,820
                                                    -----------
                                                    $   182,032
                                                    -----------
              Diversified Commercial Services - 0.8%
    2,301     The Brinks Co.                        $   110,241
                                                    -----------
              Human Resource & Employment Services - 1.7%
    3,200     Administaff, Inc.(a)                  $   134,560
    4,400     Korn/Ferry International*                  82,236
                                                    -----------
                                                    $   216,796
                                                    -----------
              Total Commercial Services &
              Supplies                              $   509,069
                                                    -----------
              Transportation - 4.2%
              Air Freight & Couriers - 0.4%
    2,100     Pacer International, Inc.             $    54,726
                                                    -----------
              Railroads - 1.6%
    3,400     Genesee & Wyoming, Inc.*              $   127,500
    6,900     RailAmerica, Inc.*                         75,831
                                                    -----------
                                                    $   203,331
                                                    -----------
              Trucking - 2.2%
    2,300     Arkansas Best Corp.(a)                $   100,464
    9,100     Swift Transportation Co., Inc.*           184,730
                                                    -----------
                                                    $   285,194
                                                    -----------
              Total Transportation                  $   543,251
                                                    -----------

The accompanying notes are an integral part of these financial statements. 5

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------


      Shares                                                          Value
                  Automobiles & Components - 0.8%
                  Auto Parts & Equipment - 0.8%
       5,400      Aftermarket Technology Corp.*                 $   104,976
                                                                -----------
                  Total Automobiles & Components                $   104,976
                                                                -----------
                  Consumer Durables & Apparel - 3.5%
                  Footwear - 2.2%
      10,800      Skechers U.S.A.*                              $   165,456
       5,450      Wolverine World Wide, Inc.                        122,407
                                                                -----------
                                                                $   287,863
                                                                -----------
                  Housewares & Specialties - 1.2%
       3,000      American Greetings Corp.(a)                   $    65,910
       3,375      Yankee Candle Co.                                  86,400
                                                                -----------
                                                                $   152,310
                                                                -----------
                  Leisure Products - 0.1%
         625      Mega Blocks*                                  $    14,845
                                                                -----------
                  Total Consumer Durables & Apparel             $   455,018
                                                                -----------
                  Consumer Services - 2.2%
                  Casinos & Gaming - 0.8%
       3,900      Scientific Games Corp.*                       $   106,392
                                                                -----------
                  Restaurants - 1.4%
       5,000      O'Charley's, Inc.*                            $    77,550
       3,400      Rare Hospitality International, Inc.*             103,326
                                                                -----------
                                                                $   180,876
                                                                -----------
                  Total Consumer Services                       $   287,268
                                                                -----------
                  Media - 0.9%
                  Advertising - 0.9%
       1,800      R.H. Donnelley Corp.*                         $   110,916
                                                                -----------
                  Total Media                                   $   110,916
                                                                -----------
                  Retailing - 2.7%
                  Apparel Retail - 2.7%
       7,100      Charming Shoppes, Inc.*                       $    93,720
       2,300      Guess?, Inc.*                                      81,880
       5,850      Stage Stores, Inc.                                174,213
                                                                -----------
                                                                $   349,813
                                                                -----------
                  Total Retailing                               $   349,813
                                                                -----------
                  Food, Beverage & Tobacco - 1.4%
                  Packaged Foods & Meats - 1.4%
       2,400      Lancaster Colony Corp.                        $    88,920
       2,139      The J.M. Smucker Co.                               94,116
                                                                -----------
                                                                $   183,036
                                                                -----------
                  Total Food, Beverage & Tobacco                $   183,036
                                                                -----------
                  Household & Personal Products - 1.5%
                  Household Products - 0.8%
       2,300      Central Garden & Pet Co.*                     $   105,662
                                                                -----------

      Shares                                                         Value
                  Personal Products - 0.7%
       5,050      Nu Skin Enterprises, Inc.                     $    88,779
                                                                -----------
                  Total Household & Personal
                  Products                                      $   194,441
                                                                -----------
                  Health Care Equipment & Services - 11.1%
                  Health Care Equipment - 0.8%
       4,300      Steris Corp.                                  $   107,586
                                                                -----------
                  Health Care Facilities - 3.0%
       2,500      Kindred Healthcare, Inc.*                     $    64,400
       2,500      Lifepoint Hospitals, Inc.*                         93,750
       3,804      Sunrise Senior Living, Inc.*(a)                   128,233
       2,100      Universal Health Services, Inc. (Class B)          98,154
                                                                -----------
                                                                $   384,537
                                                                -----------
                  Health Care Services - 4.9%
       2,000      Cerner Corp.*(a)                              $   181,820
       1,200      Chemed Corp.                                       59,616
       9,000      eResearch Technology, Inc.*(a)                    135,900
       3,900      Lifeline Systems, Inc.*                           142,584
       1,325      Pediatrix Medical Group, Inc.*                    117,355
                                                                -----------
                                                                $   637,275
                                                                -----------
                  Health Care Supplies - 1.3%
       1,975      Haemonetics Corp.*                            $    96,499
       5,800      Merit Medical Systems, Inc.*                       70,412
                                                                -----------
                                                                $   166,911
                                                                -----------
                  Managed Health Care - 1.1%
       3,500      Amerigroup Corp.*                             $    68,110
       1,356      Coventry Health Care, Inc*                         77,238
                                                                -----------
                                                                $   145,348
                                                                -----------
                  Total Health Care Equipment &
                  Services                                      $ 1,441,657
                                                                -----------
                  Pharmaceuticals & Biotechnology - 3.8%
                  Biotechnology - 3.2%
       7,425      Cubist Pharmaceuticals, Inc.*                 $   157,781
       7,300      InterMune, Inc.*(a)                               122,640
       7,100      Serologicals Corp.*(a)                            140,154
                                                                -----------
                                                                $   420,575
                                                                -----------
                  Pharmaceuticals - 0.6%
       5,100      Connetics Corp.*                              $    73,695
                                                                -----------
                  Total Pharmaceuticals &
                  Biotechnology                                 $   494,270
                                                                -----------
                  Banks - 7.1%
                  Regional Banks - 2.4%
       4,700      Community Bank System, Inc.                   $   105,985
       3,200      Provident Bankshares Corp.                        108,064
       4,400      Susquehanna Bancshares, Inc.                      104,192
                                                                -----------
                                                                $   318,241
                                                                -----------

6  The accompanying notes are an integral part of these financial statements.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                         Value
                  Thrifts & Mortgage Finance - 4.7%
       4,300      BankAtlantic Bancorp, Inc.                   $    60,200
       3,100      BankUnited Financial Corp.(a)                     82,367
       5,000      Commercial Capital Bankcorp, Inc.                 85,600
       4,500      Charter Municipal Mortgage
                  Acceptance Co.                                    95,310
       6,800      First Niagara Financial Group, Inc.               98,396
       4,800      Provident Financial Services, Inc.                88,848
       2,125      Webster Financial Corp.                           99,663
                                                               -----------
                                                               $   610,384
                                                               -----------
                  Total Banks                                  $   928,625
                                                               -----------
                  Diversified Financials - 1.8%
                  Asset Management & Custody Banks - 0.8%
       6,078      Apollo Investment Corp.                      $   108,979
                                                               -----------
                  Consumer Finance - 1.0%
       4,078      Advanta Corp. (Class B)                      $   132,290
                                                               -----------
                  Total Diversified Financials                 $   241,269
                                                               -----------
                  Insurance - 3.9%
                  Life & Health Insurance - 0.3%
       3,000      American Equity Investment Life Holding*     $    39,150
                                                               -----------
                  Property & Casualty Insurance - 1.9%
       5,600      Assured Guaranty, Ltd.                       $   142,184
       2,900      Infinity Property & Casualty Corp.               107,909
                                                               -----------
                                                               $   250,093
                                                               -----------
                  Reinsurance - 1.7%
       4,800      IPC Holdings, Ltd.                           $   131,424
       3,400      Max Re Capital, Ltd.                              88,298
                                                               -----------
                                                               $   219,722
                                                               -----------
                  Total Insurance                              $   508,965
                                                               -----------
                  Real Estate - 5.4%
                  Real Estate Management & Development - 0.8%
       7,000      Deerfield Triarc Capital Corp.               $    95,900
                                                               -----------
                  Real Estate Investment Trusts - 4.6%
       8,500      Anworth Mortgage Asset Corp.                 $    62,050
       4,577      BioMed Property Trust, Inc.                      111,679
       2,550      Capital Trust, Inc.                               74,664
       2,800      Heritage Property Investment Trust(a)             93,520
      10,000      MFA Mortgage Investments, Inc.                    57,000
       2,800      Newcastle Investment Corp.                        69,580
       1,600      Redwood Trust, Inc.(a)                            66,016
       5,900      Saxon Capital, Inc.                               66,847
                                                               -----------
                                                               $   601,356
                                                               -----------
                  Total Real Estate                            $   697,256
                                                               -----------

     Shares                                                          Value
                  Software & Services - 7.3%
                  Application Software - 4.0%
      16,600      Parametric Technology Co.*                   $   101,260
       8,500      Sonic Solutions*                                 128,435
       5,000      SPSS, Inc.*                                      154,650
      10,400      TIBCO Software, Inc.*                             77,688
       2,300      Net 1 UEPS Technologies, Inc.*                    66,355
                                                               -----------
                                                               $   528,388
                                                               -----------
                  Data Processing & Outsourced Services - 0.6%
       5,700      The BISYS Group, Inc.*                       $    79,857
                                                               -----------
                  Internet Software & Services - 1.1%
       7,000      Earthlink, Inc.*(a)                          $    77,770
      12,300      Skillsoft PLC*                                    67,650
                                                               -----------
                                                               $   145,420
                                                               -----------
                  IT Consulting & Other Services - 1.0%
       9,900      Gartner Group, Inc.*                         $   127,710
                                                               -----------
                  Systems Software - 0.6%
       3,500      Internet Security Systems, Inc*              $    73,325
                                                               -----------
                  Total Software & Services                    $   954,700
                                                               -----------
                  Technology Hardware & Equipment - 4.7%
                  Communications Equipment - 2.8%
       6,300      AudioCodes, Ltd.*                            $    69,930
       2,800      Black Box Corp.                                  132,664
       4,800      CommScope, Inc.*                                  96,624
       7,700      Packeteer, Inc.*                                  59,829
                                                               -----------
                                                               $   359,047
                                                               -----------
                  Electronic Equipment & Instruments - 1.3%
       7,575      Aeroflex, Inc.*                              $    81,431
       5,400      Technitrol, Inc.                                  92,340
                                                               -----------
                                                               $   173,771
                                                               -----------
                  Technology Distributors - 0.6%
       4,400      Agilysys, Inc.                               $    80,168
                                                               -----------
                  Total Technology Hardware &
                  Equipment                                    $   612,986
                                                               -----------
                  Semiconductors - 1.8%
                  Semiconductor Equipment - 0.5%
       2,500      ADE Corp.*                                   $    60,150
                                                               -----------
                  Semiconductors - 1.3%
      22,000      Lattice Semiconductor Corp.*                 $    95,040
         500      PortalPlayer, Inc.*                               14,160
       3,300      Semtech Corp.*                                    60,258
                                                               -----------
                                                               $   169,458
                                                               -----------
                  Total Semiconductors                         $   229,608
                                                               -----------

The accompanying notes are an integral part of these financial statements. 7

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

      Shares                                               Value
               Telecommunication Services - 0.7%
               Integrated Telecommunication Services - 0.7%
    9,400      Alaska Communications Systems
               Group, Inc.                           $    95,504
                                                     -----------
               Total Telecommunication Services      $    95,504
                                                     -----------
               Utilities - 2.8%
               Electric Utilities - 0.7%
    3,100      IDACORP, Inc.                         $    90,830
                                                     -----------
               Gas Utilities - 1.3%
    4,600      Atmos Energy Corp.                    $   120,336
    1,500      People's Energy Corp.                      52,605
                                                     -----------
                                                     $   172,941
                                                     -----------
               Multi-Utilities - 0.8%
    2,100      CH Energy Group, Inc.                 $    96,389
                                                     -----------
               Total Utilities                       $   360,160
                                                     -----------
               TOTAL COMMON STOCKS
               (Cost $11,616,160)                    $12,556,705
                                                     -----------
               TEMPORARY CASH INVESTMENT - 10.7%
               Security Lending Collateral - 10.7%
1,399,038      Securities Lending Investment
               Fund, 4.24%                           $ 1,399,038
                                                     -----------
               TOTAL TEMPORARY CASH
               INVESTMENT
               (Cost $1,399,038)                     $ 1,399,038
                                                     -----------
               TOTAL INVESTMENT
               IN SECURITIES - 107.2%
               (Cost $13,015,198)                    $13,955,743
                                                     -----------
               OTHER ASSETS
               AND LIABILITIES - (7.2)%              $  (939,304)
                                                     -----------
               TOTAL NET ASSETS - 100.0%             $13,016,439
                                                     ===========



*       Non-income producing security
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $70,068 or 0.5% of net assets.
(a)     At December 31, 2005, the following securities were out on loan:

 Shares    Security                                Market Value
  3,040     Administaff, Inc.                      $  127,832
  2,850     American Greetings Corp.                   62,615
  2,185     Arkansas Best Corp.                        95,441
  2,945     BankUnited Financial Corp.                 78,249
  1,900     Cerner Corp.*                             172,729
  6,650     Earthlink, Inc.*                           73,882
  8,550     eResearch Technology, Inc.*               129,105
  2,660     Heritage Property Investment Trust         88,844
  6,935     InterMune, Inc.*                          116,508
  3,325     Maverick Tube Corp.*                      132,535
  1,520     Redwood Trust, Inc.                        62,715
  4,370     Serologicals Corp.*                        86,264
  3,614     Sunrise Senior Living, Inc.*              121,828
                                                   ----------
            Total                                  $1,348,547
                                                   ==========

8 The accompanying notes are an integral part of these financial statements.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Year Ended  Year Ended   Year Ended   Year Ended     8/1/01 to
Class II                                                          12/31/05    12/31/04     12/31/03     12/31/02      12/31/01
Net asset value, beginning of period                              $ 12.85     $ 11.35      $  9.07      $  10.95     $ 11.18
                                                                  -------     -------      -------      --------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $    --     $ (0.05)     $ (0.01)     $  (0.01)    $     --
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      0.14        1.55         2.29         (1.87)       (0.23)
                                                                  -------     -------      -------      --------     --------
    Net increase (decrease) from investment operations            $  0.14     $  1.50      $  2.28      $  (1.88)    $  (0.23)
                                                                  -------     -------      -------      --------     --------
Distributions to shareowners:
 Net income                                                            --          --           --            --           --
 Net realized gain                                                  (1.28)         --           --            --           --
                                                                  -------     -------      -------      --------     --------
 Net increase (decrease) in net asset value                       $ (1.14)    $  1.50      $  2.28      $  (1.88)    $  (0.23)
                                                                  -------     -------      -------      --------     --------
 Net asset value, end of period                                   $ 11.71     $ 12.85      $ 11.35      $   9.07     $ 10.95
                                                                  =======     =======      =======      ========     ========
Total return*                                                        1.65%      13.22%       25.14%       (17.14)%      (2.06)%
Ratio of net expenses to average net assets+                         1.47%       1.48%        1.52%         1.58%        1.68%**
Ratio of net investment income (loss) to average net assets+        (0.05)%     (0.44)%      (0.23)%       (0.18)%       0.01%**
Portfolio turnover rate                                                65%        114%          38%           53%          72%
Net assets, end of period (in thousands)                          $ 9,732     $10,086      $ 7,095      $  3,419     $    938
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.83%       1.76%        2.67%         2.98%        6.71%**
 Net investment income (loss)                                       (0.41)%     (0.72)%      (1.38)%       (1.58)%       5.02%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.)
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.
Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


The accompanying notes are an integral part of these financial statements. 9

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $1,348,547) (Cost      $ 13,995,743
  $13,015,198)
 Cash                                                                                           545,788
 Receivables --
   Investment securities sold                                                                     9,459
   Fund shares sold                                                                               1,621
   Dividends, interest and foreign taxes withheld                                                21,524
                                                                                           ------------
   Total assets                                                                            $ 14,534,135
                                                                                           ------------
LIABILITIES:
 Payables --
 Fund shares repurchased                                                                   $     41,334
 Upon return of securities loaned                                                             1,399,038
 Due to affiliates                                                                                9,766
 Accrued expenses                                                                                67,558
                                                                                           ------------
   Total liabilities                                                                       $  1,517,696
                                                                                           ------------
NET ASSETS:
 Paid-in capital                                                                           $ 11,957,445
 Undistributed net investment income                                                              1,307
 Accumulated net realized gain                                                                  117,142
 Net unrealized gain on: investments                                                            940,545
                                                                                           ------------
   Total net assets                                                                        $ 13,016,439
                                                                                           ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                               $ 3,284,702
   Shares outstanding                                                                           277,175
                                                                                           ------------
   Net asset value per share                                                                $     11.85
 Class II:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                               $ 9,731,737
   Shares outstanding                                                                           831,281
                                                                                           ------------
   Net asset value per share                                                                $     11.71

10 The accompanying notes are an integral part of these financial statements.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                 Year
                                                                                                Ended
                                                                                               12/31/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $74)                                             $ 163,632
 Interest                                                                                        15,206
 Income on securities loaned, net                                                                 8,882
                                                                                              ---------
  Total investment income                                                                     $ 187,720
                                                                                              ---------
EXPENSES:
 Management fees                                                                              $  99,091
 Transfer agent fees and expenses                                                                 7,715
 Distribution fees (Class II)                                                                    24,684
 Administrative reimbursements                                                                   18,512
 Custodian fees                                                                                  26,871
 Professional fees                                                                               33,845
 Printing expense                                                                                17,234
 Fees and expenses of nonaffiliated trustees                                                      3,901
 Miscellaneous                                                                                    2,955
                                                                                              ---------
  Total expenses                                                                              $ 234,808
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.       (47,244)
  Less fees paid indirectly                                                                        (139)
                                                                                              ---------
  Net expenses                                                                                $ 187,425
                                                                                              ---------
    Net investment income                                                                     $     295
                                                                                              ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain from investments                                                           $ 167,549
                                                                                              ---------
 Change in net unrealized gain or loss from investments                                       $  39,771
                                                                                              ---------
 Net gain on investments, futures contracts and foreign currency transactions                 $ 207,320
                                                                                              =========
 Net increase in net assets resulting from operations                                         $ 207,615
                                                                                              =========



The accompanying notes are an integral part of these financial statements. 11

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             Year               Year
                                                                                             Ended             Ended
                                                                                           12/31/05           12/31/04
FROM OPERATIONS:
Net investment income (loss)                                                             $        295      $    (46,684)
Net realized gain on investments                                                              167,549         2,015,360
Change in net unrealized gain or loss on investments, futures contracts and foreign
 currency transactions                                                                         39,771          (384,806)
                                                                                         ------------      ------------
  Net increase in net assets resulting from operations                                   $    207,615      $  1,583,870
                                                                                         ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain
 Class I                                                                                 $   (336,596)     $         --
 Class II                                                                                  (1,039,487)               --
                                                                                         ------------      ------------
  Total distributions to shareowners                                                     $ (1,376,083)     $         --
                                                                                         ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                         $  1,818,697      $  4,450,765
Reinvestment of distributions                                                               1,363,305                --
Cost of shares repurchased                                                                 (2,867,211)       (3,135,048)
                                                                                         ------------      ------------
 Net increase in net assets resulting from Fund share transactions                       $    314,791      $  1,315,717
                                                                                         ------------      ------------
 Net increase in net assets                                                              $   (853,677)     $  2,899,587
                                                                                         ------------      ------------
NET ASSETS:
Beginning of year                                                                        $ 13,870,116      $ 10,970,529
                                                                                         ------------      ------------
End of year                                                                              $ 13,016,439      $ 13,870,116
                                                                                         ============      ============
Undistributed net investment income, end of year                                         $      1,307      $         --
                                                                                         ============      ============

12 The accompanying notes are an integral part of these financial statements.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
The Pioneer Small Company VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:


Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only)
   Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The investment objective of Small Company Portfolio is to seek capital appreciation.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. Investing in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A. Security Valuation
   Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

   daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At December 31, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes withheld on capital gains at the applicable country rates.

   Small capitalization stocks, while offering the potential for higher returns, such as those in the portfolio may be subject to greater short-term price fluctuations than securities of larger companies.

B. Futures Contracts
   The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of December 31, 2005, Small Company Portfolio had no open contracts.

C. Foreign Currency Translation
   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. Forward Foreign Currency Contracts
   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

E. Taxes
   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Small Company VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31, 2005, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset value of the Portfolio and are designed to present the Portfolio's capital accounts on a tax basis.

-----------------------------------------------------------------------------------------------------
                                          Undistributed Net
                                          Investment Income        Accumulated Net         Paid-In
                                                (Loss)          Realized Gain (Loss)       Capital
-----------------------------------------------------------------------------------------------------
 Pioneer Small Company VCT Portfolio            $1,012                 $11,033          $(12,045)
-----------------------------------------------------------------------------------------------------

   The following chart shows the distributions paid during the fiscal years ended December 31, 2005 and 2004 and the components of distributable earnings (accumulated losses) as of December 31, 2005, on a tax basis.

--------------------------------------------------------------------------------

                                                   2005            2004
--------------------------------------------------------------------------------

 Distributions paid from:
 Ordinary Income                               $       --     $       --
 Long-term capital gain                         1,376,083             --
                                               ----------     ----------
                                               $1,376,083     $       --
 Return of Capital                                     --             --
                                               ----------     ----------
   Total distributions                         $1,376,083     $       --
                                               ==========     ==========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                 $      918
 Undistributed long-term gain/(capital loss
 carryforward)                                    124,956
 Unrealized appreciation (depreciation)           933,120
                                               ----------
   Total                                       $1,058,994
                                               ==========
--------------------------------------------------------------------------------




   The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

F. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005. Distribution fees for Class II Shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

   Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

G. Securities Lending
   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Portfolio's custodian.

H. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets.

Through May 1, 2006, PIM has agreed not to impose a portion of its management fees and to limit other operating expenses to the extent required to limit expenses of Class I shares to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $3,662 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $3,942 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Distribution Plans
The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $2,162 payable to PFD at December 31, 2005.

5. Aggregate Unrealized Appreciation and Depreciation
At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

----------------------------------------------------------------------------------------------
                                                                                      Net
                                                   Gross            Gross        Appreciation/
                                Tax Cost       Appreciation     Depreciation     (Depreciation)
----------------------------------------------------------------------------------------------
 Small Company Portfolio      $13,022,623       $1,568,897       $ (635,777)        $933,120
                              ===========       ==========       ===========        ========
----------------------------------------------------------------------------------------------

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $8,231,411 and $9,545,681, respectively.

7. Capital Shares
At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

-------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
Small Company Portfolio            '05 Shares  '05 Amount    '04 Shares    '04 Amount
------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                         28,888    $    341,646      56,890     $    670,369
 Reinvestment of distributions       28,887         323,819          --               --
 Shares repurchased                 (72,370)       (872,188)   (103,931)      (1,215,329)
                                    -----------------------------------------------------
   Net increase                     (14,595)   $   (206,723)    (47,041)    $   (544,960)
                                    =====================================================
 CLASS II:
 Shares sold                        122,621    $  1,477,051     320,212     $  3,780,396
 Reinvestment of distributions       93,902       1,039,486          --               --
 Shares repurchased                (169,970)     (1,995,023)   (160,864)      (1,919,719)
                                    ------------------------------------------------------
   Net increase                      46,553    $    521,514     159,348     $  1,860,677
                                    =====================================================
------------------------------------------------------------------------------------------

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Small Company VCT Portfolio:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Small Company VCT Portfolio, one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the year ended December 31, 2001 was audited by other auditors who have ceased operations and whose report, dated February 8, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Small Company VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                             /s/ Ernst & Young LLP

Boston, Massachusetts
February 10, 2006

Pioneer Small Company VCT Portfolio (the "Fund")
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING
THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three year periods for the Fund and a peer group selected by the Independent Trustees for this purpose,
(2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------

   performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fifth quintile of the peer group for the 12 months ended June 30, 2005 and the fifth quintile for the three year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be fifth quintile.)

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the first quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (before and after giving effect to the expense limitation) for the 12 months ended June 30, 2005 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fees were not necessary at this time. As assets increase, the Trustees would continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and

Pioneer Small Company VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Small Company VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Small Company VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)    Trustee         Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).


** Mr. Bock became a Trustee of the Trust on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------

Pioneer Small Company VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Small Company VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                       POSITIONS HELD  TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant       Since November,                                           None
                       Treasurer       2000. Serves at the   Assistant Vice President - Fund
                                       discretion of the     Accounting, Administration and
                                       Board.                Custody Services of Pioneer; and
                                                             Assistant Treasurer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant       Since May, 2002.      Fund Accounting Manager - Fund      None
                       Treasurer       Serves at the         Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

---------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant       Since September,      Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer       2003. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services since June 2003;
                                       Board.                Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

---------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust


Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC


General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

                                                                   18668-00-0206

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                       Pioneer Strategic Income VCT Portfolio -- Class II Shares

                                                                   ANNUAL REPORT

                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
-----------------------------------------------------------------------

Pioneer Strategic Income VCT Portfolio

  Portfolio and Performance Update                            2

  Comparing Ongoing Portfolio Expenses                        3

  Portfolio Management Discussion                             4

  Schedule of Investments                                     5

  Financial Statements                                       17

  Notes to Financial Statements                              21

  Report of Independent Registered Public
    Accounting Firm                                          26

  Factors Considered by the Independent Trustees in
    Approving the Management Contract                        27

  Trustees, Officers and Service Providers                   30

Before investing consider the fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Corporate Bonds                   45.0%
U.S. Government Securities             41.3%
Foreign Government Bonds                7.9%
Asset Backed Securities                 2.9%
Municipal Bonds                         1.0%
Temporary Cash Investment               0.9%
Collateralized Mortgage Obligations     0.7%
Convertible Corporate Bonds             0.3%

Maturity Distribution
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

0-1 year                                7.6%
1-3 years                              15.3%
3-4 years                              15.8%
4-6 years                              39.9%
6-8 years                              14.3%
8+ years                                7.1%


Five Largest Holdings
(As a percentage of long-term holdings)

1.   U.S. Treasury Inflation
     Protected Security,
     3.5%, 1/15/11                     6.54%
2.   U.S. Treasury Bonds,
     5.25%, 11/15/28                   2.54
3.   U.S. Treasury Strip,
     0.0%, 11/15/13                    2.21
4.   U.S. Treasury Inflation
     Protected Security,
     3.0%, 7/15/12                     1.53
5.   Federal Home Loan Mortgage
     Corp., 4.5%, 4/1/20               1.44

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                                            12/31/05          12/31/04
Net Asset Value per Share                    $10.76            $11.26

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $0.6128        $0.0045           $0.1523

--------------------------------------------------------------------------------
Performance of a $10,000 Investment
The following chart shows the change in value of an investment made in Pioneer Strategic Income VCT Portfolio at net asset value, compared to that of the Lehman Brothers U.S. Universal Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                  Pioneer Strategic             Lehman Brothers
                  Income VCT Portfolio          U.S. Universal Index
7/99                  $10,000                        $10,000
                      $10,060                        $10,136
                      $10,488                        $11,234
12/01                 $11,184                        $12,144
                      $12,352                        $13,338
12/03                 $15,073                        $14,117
                      $16,574                        $14,817
12/05                 $16,986                        $15,219

Index comparison begins July 31, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded from the Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                                              8.59%
(7/29/99)
5 Years                                                                   10.12%
1 Year                                                                     2.49%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income VCT Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005.

       Share Class                                               II
       ----------------------------------------------------------------
       Beginning Account Value on 7/1/05                      $1,000.00
       Ending Account Value on 12/31/05                       $1,009.36
       Expenses Paid During Period*                           $    5.77

* Expenses are equal to the Portfolio's annualized expense ratio of 1.14% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005.

       Share Class                                               II
       ----------------------------------------------------------------
       Beginning Account Value on 7/1/05                      $1,000.00
       Ending Account Value on 12/31/05                       $1,019.46
       Expenses Paid During Period*                           $    5.80

* Expenses are equal to the Portfolio's annualized expense ratio of 1.14% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
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PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

Most sectors in the fixed income market produced positive, if modest, results during 2005. The most noteworthy exception to this overall trend was in emerging market debt, which outperformed other parts of the global bond markets as the worldwide recovery persisted. Within the U.S., rising interest rates for bonds of most maturities caused some price erosion, although not enough to erase the positive benefits of income produced by bonds. In the following interview, Kenneth J. Taubes discusses the factors that influenced the Strategic Income Portfolio's performance during the 12 months. Mr. Taubes, Director of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Portfolio.

Q: How did the Portfolio perform during the 12 months ended December 31, 2005?

A: The Portfolio performed relatively well. Strategic Income Portfolio Class II
   Shares had a total return of 2.49% at net asset value for the year. During the same 12 months, the benchmark Lehman U.S. Universal Bond Index returned 2.61%. The Portfolio also continued to deliver a competitive stream of income. On December 31, 2005, the SEC standardized 30-day yield for Class
   II shares was 4.69%.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: How would you describe the overall investment environment during the year?

A: Against a backdrop of persistent economic growth, the Federal Reserve Board continued to tighten monetary policy in the United States. The central bank raised the key fed funds rate eight different times during the period as the rate rose from 2.25% to 4.25% by the end of 2005. While the rate hikes were widely expected, they nevertheless had an impact on the financial markets. Yields on securities of most maturities rose, and prices declined. That affected, for example, two-year, five-year and 10-year Treasuries. The principal exception was the 30-year Treasury bond, where the yields actually declined. Over the year, the difference between the yields of shorter- and longer-term securities grew smaller, which means the yield curve flattened. At year's end, the yield curve had inverted in some places. This phenomenon, when interest rates of shorter maturity securities become higher than some longer maturity securities, is a reversal of the usual relationships. Because of the flattening yield curve, performance of fixed income portfolios was heavily influenced by the distribution of maturities in the portfolio. Intermediate term bonds - those in the middle of the yield curve - tended to perform relatively poorly. Corporate bonds delivered modestly positive results, with both investment grade and high yield producing similar results on a total return basis. The primary difference was that high yield bonds tended to lose more principal, although the higher income of those lower-rated securities made up the difference on a total return basis. Mortgages generally outperformed corporate bonds as well as Treasuries, as they offered relatively good yield with less principal loss than other sectors.

   High yield corporate bonds from developed nations, in local currencies, outperformed U.S. high yield debt, but returns were eroded by the strength of the dollar. Helped by a yield advantage of U.S. short-term securities over comparable maturity debt from other countries, the U.S. dollar appreciated more than 10% against major foreign currencies during 2005.

   Emerging market securities were by far the best-performing part of the fixed income market. Benchmarks for emerging market debt were about 12% for the year, as the continuing global economic recovery raised commodity prices, including oil and other basic materials, supporting the economies of many developing nations.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The securities issued by U.S. Government sponsored entities (i.e., FNMA, Freddie
Mac) are neither guaranteed nor issued by the U.S. Government. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-Backed securities are also subject to pre-payments. Investments in high yield or lower-rated securities are subject to greater-than-average risk. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What types of investments most influenced Portfolio performance?

A: We continued to maintain a well-diversified portfolio and our investments in emerging market debt had a substantial positive impact on results. We typically had about 12% of Portfolio assets invested in developing nation securities. They were a primary contributor to results. We also had a healthy allocation to investment-grade corporate and government bonds denominated in major foreign currencies. They accounted for about 11% of Portfolio assets at year-end. While those securities outperformed comparable U.S. debt in their local currencies, the effect of the strengthening of the U.S. dollar held back the final results to the Portfolio. However, we did hedge part of our foreign currency exposure, partially easing the effects of the dollar's appreciation on Portfolio performance.

   Within the U.S., we tended to focus on securities with a yield advantage. In investing in government debt, we favored mortgages over Treasuries, and that helped performance. On December 31, 2005, approximately 22.3% of Portfolio assets were invested in mortgage-backed securities, 18.2% invested in Treasuries, with a growing allocation to Treasury Inflation-Protected Securities (TIPS) that tended to perform well. In addition, we were well positioned on the yield curve, with a greater emphasis on higher-yielding, longer-maturity bonds that outperformed intermediates. Although we upgraded overall credit quality during the year and reduced our investment in domestic high-yield corporate bonds, we still maintained a healthy allocation to this sector, which comprised about 25.5% of Portfolio assets on December 31, 2005, compared to 29.3% one year earlier.

   Overall, average credit quality stood at A- at the end of 2005. Effective duration - a measure of sensitivity to changes in interest rates - was 4.72 years on December 31, 2005, while the average maturity of Portfolio holdings was 6.75 years.

   Individual contributors to performance included bonds issued by:
   UnumProvident, a major disability insurer that underwent a successful restructuring; J. Ray McDermott, an oil and gas drilling company; and VALE Overseas, the Brazilian company which is the world's largest iron mine operator and which announced a tender offer for part of its high-yield debt.


   While we underweighted bonds of the poor-performing automotive industry within our domestic portfolio, we did own bonds issued by Delphi, the major auto components company that filed for bankruptcy protection. We have sold that position. However, we have retained a position in another disappointing investment, bonds of Northwest Airlines, which also filed for bankruptcy during 2005.

Q: What is your investment outlook?

A: We expect to continue to upgrade the overall credit quality of our Portfolio while keeping it well-diversified to take advantage of opportunities throughout the world. Overall, economic growth may continue, but values of debt securities could be less attractive than last year.

   The continued dynamic expansion of the economy in China should drive the growth of emerging markets throughout the globe as well as in Asia, which could also be affected by recovery in Japan. This could be felt most in countries rich in commodities such as iron, copper, nickel and oil. However, emerging market bonds do not offer compelling values, as their prices already reflect an optimistic outlook. Interest rates offered by foreign, high-yield corporate bonds also are not as attractive as they were earlier in light of their strong performance in local currencies over the year. However, we think the U.S. dollar may begin to weaken again against foreign currencies, which could improve the returns available to U.S.-based investors in foreign corporate and government bonds.

   Within the U.S., we expect that the pace of economic growth may slow in 2006, but the economy should continue to expand. The Federal Reserve Board may continue to raise short-term rates in the early part of the year, but we do not anticipate that monetary policy will become so restrictive as to push the economy into recession.

   At a time when spreads - or the differences between yields - are tight between yields of fixed income securities of different credit quality, we expect to continue to upgrade overall credit quality. We anticipate maintaining an emphasis on mortgage-backed securities over corporate bonds. Within our Treasury holdings, we expect to continue to focus on TIPS. Increased corporate merger-and-acquisition activity poses a potential threat to holders of investment grade, corporate bonds, as many merger deals benefit shareholders more than bondholders.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

       Principal   S&P/Moody's
          Amount   Ratings
         USD ($)   (unaudited)                                                                         Value
                                   CONVERTIBLE CORPORATE BONDS - 0.3%
                                   Semiconductors - 0.3%
                                   Semiconductor Equipment - 0.3%
         170,000   NR/NR           Brooks Automation, Inc., 4.75%, 6/1/08                        $   163,413
                                                                                                 -----------
                                   Total Semiconductors                                          $   163,413
                                                                                                 -----------
                                   TOTAL CONVERTIBLE CORPORATE BONDS
                                   (Cost $155,654)                                               $   163,413
                                                                                                 -----------
                                   ASSET BACKED SECURITIES - 2.7%
                                   Diversified Financials - 1.0%
                                   Consumer Finance - 0.0%
DKK       27,955   AA+/Aa1         Realkredit Danmark, 7.0%, 10/1/32                             $     4,766
                                                                                                 -----------
                                   Diversified Financial Services - 1.0%
         277,230   BB-/Ba2         Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)             $   282,897
         195,478   BBB-/Baa2       PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)          195,177
         151,798   BBB/Baa2        Power Receivables Finance, 6.29%, 1/1/12 (144A)                   154,309
                                                                                                 -----------
                                                                                                 $   632,383
                                                                                                 -----------
                                   Total Diversified Financials                                  $   637,149
                                                                                                 -----------
                                   Utilities - 1.7%
                                   Electric Utilities - 1.7%
         174,150   BBB-/Baa3       Empresa Electric, 8.625%, 4/30/13 (144A)                      $   195,128
         339,690   BB-/Ba2         FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)                   339,265
         392,644   NR/NR           Ormat Funding Corp., 8.25%, 12/30/20                              396,571
          84,715   B+/B1           Tenaska Alabama, Floating Rate Note, 6/30/21 (144A) (b)            85,226
                                                                                                 -----------
                                                                                                 $ 1,016,190
                                                                                                 -----------
                                   Total Utilities                                               $ 1,016,190
                                                                                                 -----------
                                   TOTAL ASSET BACKED SECURITIES
                                   (Cost $1,640,571)                                             $ 1,653,339
                                                                                                 -----------
                                   COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
                                   Diversified Financials - 0.7%
                                   Diversified Financial Services - 0.7%
         160,000   BBB-/Baa3       Tower 2004-1A E, 5.395%, 1/15/34                              $   153,941
         265,000   NR/Ba2          Tower 2004-2A F, 6.376%, 12/15/14                                 264,266
                                                                                                 -----------
                                                                                                 $   418,207
                                                                                                 -----------
                                   Total Diversified Financials                                  $   418,207
                                                                                                 -----------
                                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                   (Cost $425,000)                                               $   418,207
                                                                                                 -----------
                                   CORPORATE BONDS - 43.0%
                                   Energy - 5.1%
                                   Coal & Consumable Fuels - 0.5%
         283,924   BBB-/NR         Indocoal Exports Cayman, 7.134%, 7/6/12 (144A)                $   283,214
                                                                                                 -----------
                                   Oil & Gas Equipment & Services - 1.2%
         350,000   CCC+/Caa1       J. Ray McDermott SA, 11.0%, 12/15/13 (144A)                   $   413,000
         170,000   B-/B2           Targa Resources, Inc., 8.5%, 11/1/13 (144A)                       175,321
         150,000   B+/B1           Semgroup LP, 8.75%, 11/15/15 (144A)                               153,375
                                                                                                 -----------
                                                                                                 $   741,696
                                                                                                 -----------

6   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           Principal   S&P/Moody's
              Amount   Ratings
             USD ($)   (unaudited)                                                                            Value
                                       Oil & Gas Exploration & Production - 3.1%
              70,000   B+/B1           Atlas Pipeline Partners, 8.125%, 12/15/15 (144A)                 $    70,613
             210,000   B-/B3           Baytex Energy, Ltd., 9.625%, 7/15/10                                 220,500
             200,000   B-/B3           Clayton Williams Energy, 7.75%, 8/1/13                               192,000
             145,000   B/B2            Compton Petroleum Corp., 7.625%, 12/1/13 (144A)                      148,263
              75,000   B-/B3           Delta Petroleum Corp., 7.0%, 4/1/15                                   69,187
             500,000   BBB-/Baa3       Gazprom International SA, 7.201%, 2/1/20 (144A)                      534,250
ITL      275,000,000   BBB-/Baa2       Petroleos Mexicanos, 7.375%, 8/13/07                                 178,603
             300,000   CCC+/Caa1       Petroquest Energy, Inc., 10.375%, 5/15/12                            313,500
             200,000   B+/B2           Stone Energy Corp., 6.75%, 12/15/14                                  189,500
                                                                                                        -----------
                                                                                                        $ 1,916,416
                                                                                                        -----------
                                       Oil & Gas Storage & Transporation - 0.3%
             176,000   B/B3            Transmontaigne, Inc., 9.125%, 6/1/10                             $   172,920
                                                                                                        -----------
                                       Total Energy                                                     $ 3,114,246
                                                                                                        -----------
                                       Materials - 8.2%
                                       Aluminum - 0.8%
             370,000   BB/Ba3          Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)                    $   361,213
             140,000   B/B1            Novelis, Inc., 7.25%, 2/15/15                                        130,550
                                                                                                        -----------
                                                                                                        $   491,763
                                                                                                        -----------
                                       Commodity Chemicals - 1.0%
             110,000   BB-/B1          Arco Chemical Co., 9.8%, 2/1/20                                  $   123,475
             125,000   CCC+/B3         Aventine Renewable Energy, Floating Rate Note, 12/15/11 (b)          129,375
             300,000   B+/B1           Invista, 9.25%, 5/1/12 (144A)                                        320,250
                                                                                                        -----------
                                                                                                        $   573,100
                                                                                                        -----------
                                       Diversified Chemical - 0.7%
             100,000   BB-/Ba3         Braskem International, Ltd., 9.375%, 6/1/15 (144A)               $   110,000
             150,000   BB+/NR          LPG International, Inc., 7.25%, 12/20/15 (144A)                      148,050
EURO         145,000   B-/B2           Nell AF Sarl, 8.375%, 8/15/15 (144A)                                 174,138
                                                                                                        -----------
                                                                                                        $   432,188
                                                                                                        -----------
                                       Diversified Metals & Mining - 1.5%
             200,000   B+/B1           Freeport-McMoran Copper & Gold, 6.875%, 2/1/09                   $   202,000
             400,000   NR/Ba1          Vale Overseas, Ltd., 8.25%, 1/17/34                                  460,500
             280,000   BB+/Ba2         Vedenta Resources Plc, 6.625%, 2/22/10 (144A)                        272,393
                                                                                                        -----------
                                                                                                        $   934,893
                                                                                                        -----------
                                       Forest Products - 1.2%
             505,000   B+/B1           Ainsworth Lumber, 6.75%, 3/15/14                                 $   433,038
             290,000   BB-/Ba2         Sino Forest Corp., 9.125%, 8/17/11 (144A)                            311,025
                                                                                                        -----------
                                                                                                        $   744,063
                                                                                                        -----------
                                       Metal & Glass Containers - 0.2%
             130,000   BB-/B1          Greif Brothers Corp., 8.875%, 8/1/12                             $   138,450
                                                                                                        -----------
                                       Paper Packaging - 0.3%
             160,000   CCC+/Caa2       Graham Packaging Co., 9.875%, 10/15/14                           $   156,000
                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.  7

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

         Principal   S&P/Moody's
            Amount   Ratings
           USD ($)   (unaudited)                                                                            Value
                                     Paper Products - 0.5%
           100,000   BB-/Ba3         Abitibi-Consolidated, Inc., 6.0%, 6/20/13                        $    84,750
           200,000   BB-/Ba3         Bowater, Inc., 6.5%, 6/15/13                                         179,000
            55,000   B/Caa1          Mercer International, Inc., 9.25%, 2/15/13                            46,338
                                                                                                      -----------
                                                                                                      $   310,088
                                                                                                      -----------
                                     Specialty Chemicals - 1.5%
           130,000   BBB-/Baa3       Basell Finance Co., 8.1%, 3/15/27 (144A)                         $   118,950
           350,000   B-/Caa2         Crystal US Holdings, Inc., Floating Rate Note, 10/1/14 (b)           255,500
           300,000   BB/Ba1          Ferro Corp., 7.125%, 4/1/28                                          305,171
            25,000   BB/Ba1          Ferro Corp., 7.625%, 5/1/13                                           25,527
EURO       140,000   CCC+/B3         Rhodia SA, 8.0%, 6/1/10                                              173,931
EURO        45,000   CCC+/Caa1       Rhodia SA, 9.25%, 6/1/11                                              56,705
                                                                                                      -----------
                                                                                                      $   935,784
                                                                                                      -----------
                                     Steel - 0.4%
           105,000   BB/Ba2          International Steel Group, 6.5%, 4/15/14                         $   105,000
           135,000   BBB/Ba1         Ispat Inland ULC, Floating Rate Note, 4/1/10 (b)                     140,400
                                                                                                      -----------
                                                                                                      $   245,400
                                                                                                      -----------
                                     Total Materials                                                  $ 4,961,729
                                                                                                      -----------
                                     Capital Goods - 3.7%
                                     Building Products - 2.1%
           355,000   B-/B3           Builders Firstsource, Inc., Floating Rate Note, 2/15/12 (b)      $   361,213
           180,000   BB-/B1          Caue Finance, Ltd., 8.875%, 8/1/15 (144A)                            196,200
           250,000   BB-/Ba3         Desarrolladora Homex SA, 7.5%, 9/28/15 (144A)                        245,625
           195,000   B+/B2           Resolution Perform Production, 8.0%, 12/15/09                        198,900
           275,000   B-/B3           U.S. Concrete, Inc., 8.375%, 4/1/14                                  274,313
                                                                                                      -----------
                                                                                                      $ 1,276,251
                                                                                                      -----------
                                     Construction & Engineering - 0.3%
           160,000   B+/Ba2          Dycom Industries, 8.125%, 10/15/15 (144A)                        $   160,000
                                                                                                      -----------
                                     Construction, Farm Machinery & Heavy Trucks - 0.3%
            70,000   B-/B3           American Rock Salt Co., 9.5%, 3/15/14                            $    70,700
           115,000   BB-/Ba3         Navistar International, 6.25%, 3/1/12                                102,924
                                                                                                      -----------
                                                                                                      $   173,624
                                                                                                      -----------
                                     Industrial Machinery - 0.3%
           150,000   B/B2            Gardner Denver, Inc., 8.0%, 5/1/13 (144A)                        $   157,500
            53,000   B/B3            JLG Industries, Inc., 8.375%, 6/15/12                                 55,915
                                                                                                      -----------
                                                                                                      $   213,415
                                                                                                      -----------
                                     Trading Companies & Distributors - 0.7%
           475,000   BB+/Ba1         Noble Group, Ltd., 6.625%, 3/17/15 (144A)                        $   437,421
                                                                                                      -----------
                                     Total Capital Goods                                              $ 2,260,711
                                                                                                      -----------
                                     Commercial Services & Supplies - 1.8%
                                     Diversified Commercial Services - 1.2%
           205,000   B+/Ba2          FTI Consulting, 7.625%, 6/15/13 (144A)                           $   211,150
           290,000   CCC+/Caa1       Park-Ohio Industries, Inc., 8.375%, 11/15/14                         253,750
           275,000   B+/B2           United Rentals NA, Inc., 7.75%, 11/15/13                             268,125
                                                                                                      -----------
                                                                                                      $   733,025
                                                                                                      -----------

8   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          Principal   S&P/Moody's
             Amount   Ratings
            USD ($)   (unaudited)                                                                    Value
                                      Environmental & Facilities Services - 0.6%
            130,000   B/B3            Clean Harbors, Inc., 11.25%, 7/15/12 (144A)              $   146,250
            240,000   B-/Caa1         Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)          230,400
                                                                                               -----------
                                                                                               $   376,650
                                                                                               -----------
                                      Total Commercial Services & Supplies                     $ 1,109,675
                                                                                               -----------
                                      Transportation - 3.6%
                                      Air Freight & Couriers - 0.2%
            130,000   BB-/B1          Petroleum Helicopters, 9.375%, 5/1/09                    $   136,988
                                                                                               -----------
                                      Airlines - 0.4%
             85,000   CCC/Caa2        AMR Corp., 9.8%, 10/1/21                                 $    63,538
            150,000   B/B3            Continental Air, Inc., 7.568%, 12/1/06                       147,797
                                                                                               -----------
                                                                                               $   211,335
                                                                                               -----------
                                      Airport Services - 0.1%
             55,000   B-/Caa1         K&F Acquisition, Inc., 7.75%, 11/15/14                   $    55,688
                                                                                               -----------
                                      Marine - 1.9%
NOK       3,530,000   NR/NR           Kvaerner ASA, 0.0%, 10/30/11                             $   531,993
            325,000   B/B2            Ship Finance International, Ltd., 8.5%, 12/15/13             303,875
            315,000   BB-/Ba3         Stena AB, 7.0%, 12/1/16                                      288,225
             40,000   B-/B3           Trailer Bridge, Inc., 9.25%, 11/15/11                         41,150
                                                                                               -----------
                                                                                               $ 1,165,243
                                                                                               -----------
                                      Railroads - 0.5%
            210,000   CCC+/B3         Atlantic Express Transport, 12.0%, 4/15/08               $   182,700
            130,000   B+/B2           TFM SA De CV, 9.375%, 5/1/12 (144A)                          142,350
                                                                                               -----------
                                                                                               $   325,050
                                                                                               -----------
                                      Trucking - 0.5%
            320,000   B+/B1           Greenbrier Co., Inc., 8.375%, 5/15/15                    $   326,400
                                                                                               -----------
                                      Total Transportation                                     $ 2,220,704
                                                                                               -----------
                                      Automobiles & Components - 0.9%
                                      Auto Parts & Equipment - 0.4%
            130,000   B+/Ba3          Commercial Vehicle Group, 8.0%, 7/1/13                   $   128,700
            125,000   B+/Ba2          Sun Sage BV, 8.25%, 3/26/09 (144A)                           131,718
                                                                                               -----------
                                                                                               $   260,418
                                                                                               -----------
                                      Tires & Rubber - 0.5%
            280,000   B-/B3           Goodyear Tire & Rubber, 9.0%, 7/1/15 (144A)              $   276,500
                                                                                               -----------
                                      Total Automobiles & Components                           $   536,918
                                                                                               -----------
                                      Consumer Durables & Apparel - 1.1%
                                      Footwear - 0.3%
            153,000   BB-/B1          Brown Shoe Co., Inc., 8.75%, 5/1/12                      $   159,885
                                                                                               -----------
                                      Homebuilding - 0.8%
            148,000   BB-/Ba3         Meritage Homes Corp., 6.25%, 3/15/15                     $   134,680
            250,000   B+/Ba3          WCI Communities, Inc., 6.625%, 3/15/15                       217,500
            150,000   B+/Ba3          WCI Communities, Inc., 7.875%, 10/1/13                       141,375
                                                                                               -----------
                                                                                               $   493,555
                                                                                               -----------
                                      Total Consumer Durables & Apparel                        $   653,440
                                                                                               -----------

  The accompanying notes are an integral part of these financial statements.   9

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

         Principal   S&P/Moody's
            Amount   Ratings
           USD ($)   (unaudited)                                                                              Value
                                     Consumer Services - 0.2%
                                     Hotels, Resorts & Cruise Lines - 0.2%
           100,000   B-/Caa1         Trump Entertainment Resorts, 8.5%, 6/1/15                          $    97,500
                                                                                                        -----------
                                     Total Consumer Services                                            $    97,500
                                                                                                        -----------
                                     Media - 1.5%
                                     Broadcasting & Cable TV - 0.6%
           145,000   B-/B3           Innova S De R.L., 9.375%, 9/19/13                                  $   160,950
           200,000   B-/B2           Kabel Deutschland GMBH, 10.625%, 7/1/14                                210,500
                                                                                                        -----------
                                                                                                        $   371,450
                                                                                                        -----------
                                     Movies & Entertainment - 0.6%
           335,000   B+/Ba2          Corp Interamer De Entret, 8.875%, 6/14/15 (144A)                   $   328,300
                                                                                                        -----------
                                     Publishing - 0.3%
           200,000   B/B1            Sheridan Acquisition Corp., 10.25%, 8/15/11                        $   205,750
                                                                                                        -----------
                                     Total Media                                                        $   905,500
                                                                                                        -----------
                                     Retailing - 0.9%
                                     Automotive Retail - 0.1%
            35,000   B/B3            Pep Boys-Manny Moe Jack, 7.5%, 12/15/14                            $    31,150
                                                                                                        -----------
                                     Computer & Electronics Retail - 0.1%
            95,000   B+/Ba3          GSC Holdings Corp., 8.0%, 10/1/12 (144A)                           $    89,538
                                                                                                        -----------
                                     Distributors - 0.5%
EURO       215,000   B-/B2           Central Eur Distribution Corp., 8.0%, 7/25/12 (144A)               $   275,374
                                                                                                        -----------
                                     Specialty Stores - 0.2%
           145,000   B/B3            Asbury Automotive Group, 8.0%, 3/15/14                             $   138,475
                                                                                                        -----------
                                     Total Retailing                                                    $   534,537
                                                                                                        -----------
                                     Food & Drug Retailing - 0.3%
                                     Drug Retail - 0.3%
           145,000   CCC+/Caa1       Duane Reade, Inc., 9.75%, 8/1/11 (a)                               $    97,150
           110,000   B-/B2           Duane Reade, Inc., Floating Rate Note, 12/15/10 (b)                    102,300
                                                                                                        -----------
                                                                                                        $   199,450
                                                                                                        -----------
                                     Total Food & Drug Retailing                                        $   199,450
                                                                                                        -----------
                                     Food, Beverage & Tobacco - 0.9%
                                     Brewers - 0.7%
           202,000   B-/B3           Argentine Beverages, 7.375%, 3/22/12 (144A)                        $   203,010
           220,000   BBB-/Baa3       Cia Brasileira de Bebida, 8.75%, 9/15/13                               257,125
                                                                                                        -----------
                                                                                                        $   460,135
                                                                                                        -----------
                                     Soft Drinks - 0.2%
            80,000   BBB-/Baa3       Cia Brasileira de Bebida, 10.5%, 12/15/11                          $    98,400
                                                                                                        -----------
                                     Total Food, Beverage & Tobacco                                     $   558,535
                                                                                                        -----------
                                     Health Care Equipment & Services - 0.8%
                                     Health Care Distributors - 0.1%
            60,000   BB+/Ba2         Omnicare, Inc., 6.125%, 6/1/13                                     $    58,950
                                                                                                        -----------
                                     Health Care Equipment - 0.2%
           165,000   B-/B3           Medical Services Co., Floating Rate Note, 10/15/11 (144A) (b)      $   127,050
                                                                                                        -----------

10   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal     S&P/Moody's
   Amount     Ratings
  USD ($)     (unaudited)                                                                   Value
                              Health Care Services - 0.3%
  175,000     CCC+/Caa1       Rural/Metro Corp., 9.875%, 3/15/15 (144A)               $   178,500
                                                                                      -----------
                              Health Care Supplies - 0.2%
  125,000     CCC+/Caa1       Inverness Medical Innovation, 8.75%, 2/15/12            $   126,874
                                                                                      -----------
                              Total Health Care Equipment & Services                  $   491,374
                                                                                      -----------
                              Pharmaceuticals & Biotechnology - 0.3%
                              Pharmaceuticals - 0.3%
  180,000     CCC+/Caa1       Warner Chilcott Corp., 8.75%, 2/1/15 (144A)             $   165,600
                                                                                      -----------
                              Total Pharmaceuticals & Biotechnology                   $   165,600
                                                                                      -----------
                              Banks - 1.2%
                              Diversified Banks - 1.2%
  185,000     B/Ba1           ATF Bank JSC, 9.25%, 4/12/12 (144A)                     $   195,564
  170,000     BB/Baa2         Kazkommerts International BV, 8.0%, 11/3/15                 180,200
  150,000     B+/Ba2          Russian Stand Bank, 7.5%, 10/7/10 (144A)                    146,625
   15,000     BBB+/A1         Skandinaviska Enskilda Bank, 8.125%, 9/6/49 (144A)           15,333
  175,000     NR/Baa2         Turanalem Finance BV, 8.5%, 2/10/15 (144A)                  188,020
                                                                                      -----------
                                                                                      $   725,742
                                                                                      -----------
                              Total Banks                                             $   725,742
                                                                                      -----------
                              Diversified Financials - 2.7%
                              Consumer Finance - 1.0%
  340,000     BB+/Baa2        Ford Motor Credit Co., 5.7%, 1/15/10 (a)                $   289,021
   35,000     BB+/Baa2        Ford Motor Credit Co., 5.8%, 1/12/09                         30,537
  320,000     A/A2            SLM Corp., Floating Rate Note, 7/25/14 (b)                  300,886
                                                                                      -----------
                                                                                      $   620,444
                                                                                      -----------
                              Investment Banking & Brokerage - 0.6%
  325,000     B+/B1           E*Trade Financial Corp., 8.0%, 6/15/11                  $   338,000
                                                                                      -----------
                              Diversified Financial Services - 1.1%
  210,000     B/B3            Dollar Financial Group, 9.75%, 11/15/11                 $   216,300
  325,000     BBB-/Baa3       Glencore Funding LLC, 6.0%, 4/15/14 (144A)                  305,676
  170,000     B-/B3           Harvest Operations Corp., 7.875%, 10/15/11                  169,150
                                                                                      -----------
                                                                                      $   691,126
                                                                                      -----------
                              Total Diversified Financials                            $ 1,649,570
                                                                                      -----------
                              Insurance - 3.6%
                              Life & Health Insurance - 1.0%
  390,000     B-/B2           Presidential Life Corp., 7.875%, 2/15/09                $   386,100
  200,000     BB+/Ba1         Provident Companies., Inc., 7.0%, 7/15/18                   206,811
                                                                                      -----------
                                                                                      $   592,911
                                                                                      -----------
                              Multi-Line Insurance - 0.5%
  325,000     BB/Ba1          Hanover Insurance Group, 7.625%, 10/15/25               $   333,297
                                                                                      -----------
                              Property & Casualty Insurance - 1.1%
  285,000     BBB-/NR         Kingsway America, Inc., 7.5%, 2/1/14                    $   293,652
  350,000     BB/Baa3         Ohio Casualty Corp., 7.3%, 6/15/14                          376,187
                                                                                      -----------
                                                                                      $   669,839
                                                                                      -----------

  The accompanying notes are an integral part of these financial statements.  11

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

        Principal   S&P/Moody's
           Amount   Ratings
          USD ($)   (unaudited)                                                                              Value
                                    Reinsurance - 1.0%
          200,000   BBB-/Baa3       Odyssey Re Holdings, 7.65%, 11/1/13                                $   208,981
          365,000   BBB/Baa2        Platinum Underwriters Financial, 7.5%, 6/1/17                          371,963
                                                                                                       -----------
                                                                                                       $   580,944
                                                                                                       -----------
                                    Total Insurance                                                    $ 2,176,991
                                                                                                       -----------
                                    Real Estate - 2.1%
                                    Real Estate Management & Development - 0.2%
          125,000   BB-/Ba3         Forest City Enterprises, 7.625%, 6/1/15                            $   132,500
                                                                                                       -----------
                                    Real Estate Investment Trusts - 1.9%
          120,000   B+/B3           BF Saul Real Estate Investment Trust, 7.5%, 3/1/14                 $   122,100
           95,000   B+/B1           Crescent Real Estate, 9.25%, 4/15/09                                    99,987
          374,000   B+/Ba3          Host Marriott LP, 6.375%, 3/15/15                                      373,065
          340,000   B+/B1           Trustreet Properties, Inc., 7.5%, 4/1/15                               340,000
          180,000   BB/Ba3          Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)                     189,000
                                                                                                       -----------
                                                                                                       $ 1,124,152
                                                                                                       -----------
                                    Total Real Estate                                                  $ 1,256,652
                                                                                                       -----------
                                    Software & Services - 0.4%
                                    Internet Software & Services - 0.4%
          250,000   BB/Ba2          Hanarotelecom, Inc., 7.0%, 2/1/12 (144A)                           $   246,282
                                                                                                       -----------
                                    Total Software & Services                                          $   246,282
                                                                                                       -----------
                                    Technology Hardware & Equipment - 0.7%
                                    Communications Equipment - 0.1%
           50,000   BB+/Ba2         Corning, Inc., 5.9%, 3/15/14                                       $    50,480
                                                                                                       -----------
                                    Electronic Manufacturing Services - 0.2%
          125,000   B/B1            Sanmina-Sci Corp., 6.75%, 3/1/13 (a)                               $   118,906
                                                                                                       -----------
                                    Technology Distributors - 0.4%
          256,000   BB+/Ba1         Anixter International Corp., 5.95%, 3/1/15                         $   231,661
                                                                                                       -----------
                                    Total Technology Hardware & Equipment                              $   401,047
                                                                                                       -----------
                                    Semiconductors - 0.3%
                                    Semiconductors - 0.3%
          175,000   BBB-/Baa3       Chartered Semiconductor, 6.375%, 8/3/15                            $   173,987
                                                                                                       -----------
                                    Total Semiconductors                                               $   173,987
                                                                                                       -----------
                                    Telecommunication Services - 1.3%
                                    Integrated Telecommunication Services - 0.3%
          315,000   B/B3            Zeus Special Sub, Ltd., Floating Rate Note, 2/1/15 (144A) (b)      $   207,113
                                                                                                       -----------
                                    Wireless Telecommunication Services - 1.0%
          115,000   BB-/Ba3         Mobile Telesystems Finance, 8.375%, 10/14/10 (144A)                $   120,014
CAD       240,000   BB/Ba3          Rogers Cantel, Inc., 10.5%, 6/1/06                                     211,638
CAD       200,000   BB/Ba3          Rogers Wireless, Inc., 7.625%, 12/15/11                                184,031
           63,000   NR/Baa3         Tele Norte Leste Participacoes , 8.0%, 12/18/13                         66,780
                                                                                                       -----------
                                                                                                       $   582,463
                                                                                                       -----------
                                    Total Telecommunication Services                                   $   789,576
                                                                                                       -----------

12   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal   S&P/Moody's
     Amount   Ratings
    USD ($)   (unaudited)                                                                        Value
                              Utilities - 1.4%
                              Electric Utilities - 1.3%
    331,771   NR/NR           Juniper Generation, 6.79%, 12/31/14 (144A)                   $   323,225
    250,000   BBB-/Baa3       Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)                 250,735
    190,000   BB-/Ba3         MSW Energy Holdings, 7.375%, 9/1/10                              195,225
                                                                                           -----------
                                                                                           $   769,185
                                                                                           -----------
                              Multi-Utilities - 0.1%
    120,000   B+/B1           Reliant Energy, Inc., 6.75%, 12/15/14                        $   104,700
                                                                                           -----------
                              Total Utilities                                              $   873,885
                                                                                           -----------
                              TOTAL CORPORATE BONDS
                              (Cost $25,608,281)                                           $26,103,651
                                                                                           -----------
                              U.S. GOVERNMENT & AGENCY OBLIGATIONS - 39.5%
    848,109                   Federal Home Loan Mortgage Corp., 4.5%, 4/1/20               $   825,301
    485,131                   Federal Home Loan Mortgage Corp., 4.5%, 7/1/20                   472,084
    287,205                   Federal Home Loan Mortgage Corp., 4.5%, 4/1/35                   270,212
     42,819                   Federal Home Loan Mortgage Corp., 5.0%, 5/1/34                    41,539
    148,818                   Federal Home Loan Mortgage Corp., 5.0%, 6/1/35                   144,074
     53,779                   Federal Home Loan Mortgage Corp., 5.5%, 10/1/16                   54,160
    822,876                   Federal Home Loan Mortgage Corp., 5.5%, 11/1/34                  816,533
    357,027                   Federal Home Loan Mortgage Corp., 5.5%, 1/1/35                   354,100
    265,061                   Federal Home Loan Mortgage Corp., 6.0%, 6/1/17                   270,577
     14,901                   Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                    15,075
     10,769                   Federal Home Loan Mortgage Corp., 6.0%, 2/1/33                    10,896
    265,910                   Federal Home Loan Mortgage Corp., 6.0% 11/1/33                   268,879
    224,757                   Federal Home Loan Mortgage Corp., 6.0%, 1/1/34                   227,022
    241,850                   Federal Home Loan Mortgage Corp., 6.0%, 4/1/35                   244,294
    248,106                   Federal Home Loan Mortgage Corp., 6.0%, 6/1/35                   250,613
    304,298                   Federal National Mortgage Association, 4.5%, 5/1/20              296,114
    195,471                   Federal National Mortgage Association, 4.5%, 9/1/20              190,214
    154,126                   Federal National Mortgage Association, 4.5%, 3/1/35              145,151
    183,714                   Federal National Mortgage Association, 5.0%, 2/1/20              181,759
    205,883                   Federal National Mortgage Association, 5.0%, 10/1/20             203,692
     43,118                   Federal National Mortgage Association, 5.5%, 3/1/18               43,404
     86,632                   Federal National Mortgage Association, 5.5%, 12/1/18              87,207
     98,590                   Federal National Mortgage Association, 5.5%, 4/1/19               99,271
    187,500                   Federal National Mortgage Association, 5.5%, 5/1/34              185,843
     91,701                   Federal National Mortgage Association, 6.0%, 7/1/17               93,738
      4,573                   Federal National Mortgage Association, 6.0%, 12/1/31               4,627
     10,140                   Federal National Mortgage Association, 6.0%, 2/1/32               10,260
      6,330                   Federal National Mortgage Association, 6.0% 11/1/32                6,401
    324,814                   Federal National Mortgage Association, 6.0%, 11/1/33             328,206
    219,147                   Federal National Mortgage Association, 6.0%, 12/1/33             221,435
    117,794                   Federal National Mortgage Association, 6.0%, 1/1/34              118,907
    800,000                   Federal National Mortgage Association, 6.375%, 8/15/07           592,998
      1,449                   Federal National Mortgage Association, 6.5%, 7/1/31                1,491
      4,872                   Federal National Mortgage Association, 6.5%, 10/1/31               5,008
      9,385                   Federal National Mortgage Association, 6.5%, 2/1/32                9,648
      1,011                   Federal National Mortgage Association, 7.0%, 9/1/29                1,056
    224,302                   Government National Mortgage Association, 4.5%, 9/15/33          215,266
    175,062                   Government National Mortgage Association, 4.5%, 5/15/34          167,980


  The accompanying notes are an integral part of these financial statements.  13

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------

  Principal
     Amount
    USD ($)                                                                          Value
              U.S. Government & Agency Obligations (Cont.)
    676,875   Government National Mortgage Association, 4.5%, 4/15/35          $   649,589
    222,697   Government National Mortgage Association, 5.0%, 12/15/34             220,037
    479,134   Government National Mortgage Association, 5.0%, 4/15/35              473,145
    391,182   Government National Mortgage Association, 5.5%, 10/15/19             396,957
    224,837   Government National Mortgage Association, 5.5%, 1/15/34              226,382
    427,099   Government National Mortgage Association, 5.5%, 4/15/34              430,033
    146,159   Government National Mortgage Association, 5.5%, 4/20/34              146,798
     54,870   Government National Mortgage Association, 5.5%, 7/15/34               55,247
    421,840   Government National Mortgage Association, 5.5%, 10/15/34             424,739
    397,578   Government National Mortgage Association, 5.5%, 6/15/35              400,312
    465,258   Government National Mortgage Association, 6.0%, 8/15/16              477,883
     25,835   Government National Mortgage Association, 6.0%, 5/15/17               26,537
    228,059   Government National Mortgage Association, 6.0%, 6/15/17              234,255
    262,225   Government National Mortgage Association, 6.0%, 2/15/18              269,356
    169,092   Government National Mortgage Association, 6.0%, 8/15/19              173,687
     30,408   Government National Mortgage Association, 6.0%, 2/15/33               31,171
    108,048   Government National Mortgage Association, 6.0%, 3/15/33              110,758
     52,775   Government National Mortgage Association, 6.0%, 6/15/33               54,099
    113,469   Government National Mortgage Association, 6.0%, 7/15/33              116,315
    194,584   Government National Mortgage Association, 6.0%, 9/15/33              199,465
     71,144   Government National Mortgage Association, 6.0%, 10/15/33              72,928
    244,010   Government National Mortgage Association, 6.0%, 8/15/34              249,888
     30,862   Government National Mortgage Association, 6.5%, 3/15/29               32,295
      7,128   Government National Mortgage Association, 6.5%, 1/15/30                7,453
      2,080   Government National Mortgage Association, 6.5%, 6/15/31                2,174
     21,864   Government National Mortgage Association, 6.5%, 2/15/32               22,846
     24,442   Government National Mortgage Association, 6.5%, 3/15/32               25,540
     30,214   Government National Mortgage Association, 6.5%, 11/15/32              31,578
     25,396   Government National Mortgage Association, 6.5%, 1/15/33               26,531
     41,189   Government National Mortgage Association, 6.5%, 5/15/33               43,031
     77,333   Government National Mortgage Association, 6.5%, 1/15/34               80,729
        821   Government National Mortgage Association, 7.0%, 3/15/31                  862
      9,147   Government National Mortgage Association, 7.5%, 5/15/23                9,631
      2,787   Government National Mortgage Association, I, 7.0%, 3/15/31             2,926
    138,615   Government National Mortgage Association II, 5.5%, 3/20/34           139,221
    267,730   Government National Mortgage Association II, 6.0%, 11/20/33          273,861
  1,340,000   U.S. Treasury Bonds, 5.25%, 11/15/28                               1,461,542
    125,000   U.S. Treasury Bonds, 6.25%, 8/15/23                                  149,268
    580,000   U.S. Treasury Bonds, 7.25%, 5/15/16                                  712,177
    830,813   U.S. Treasury Inflation Protected Security, 3.0%, 7/15/12            878,455
    431,855   U.S. Treasury Inflation Protected Security, 3.375%, 1/15/12          464,361
  3,518,969   U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11          3,760,898
    700,000   U.S. Treasury Notes, 4.0%, 2/15/15                                   678,672
    275,000   U.S. Treasury Notes, 4.25%, 11/15/14                                 271,799
    265,000   U.S. Treasury Notes, 4.875%, 2/15/12                                 272,070
    255,000   U.S. Treasury Notes, 5.25%, 2/15/29                                  278,259


14  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           Principal   S&P/Moody's
              Amount   Ratings
             USD ($)   (unaudited)                                                                           Value
                                       U.S. Government & Agency Obligations (Cont.)
             150,000                   U.S. Treasury Notes, 5.375%, 2/15/31                           $   168,492
           1,800,000                   U.S. Treasury Strip, 0.0%, 11/15/13                              1,270,139
                                                                                                      -----------
                                                                                                      $23,979,426
                                                                                                      -----------
                                       TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                       (Cost $24,113,594)                                             $23,979,426
                                                                                                      -----------
                                       FOREIGN GOVERNMENT BONDS - 7.6%
ITL      195,000,000   B+/B1           Banco Nac De Desen Econo, 8.0%, 4/28/10                        $   132,283
CAD          399,000   AAA/Aaa         Government of Canada, 4.25%, 9/1/09                                347,158
CAD          315,000   AAA/Aaa         Government of Canada, 5.25%, 6/1/12                                291,029
EURO         343,000   AAA/Aaa         Government of France, 3.0%, 7/25/09                                484,375
SEK        3,445,000   TSY/Aaa         Government of Sweden, 5.25%, 3/15/11                               476,353
SEK        2,955,000   TSY/Aaa         Government of Sweden, 5.5%, 10/8/12                                421,978
SEK        2,150,000   TSY/Aaa         Government of Sweden, 8.0%, 8/15/07                                293,367
NOK        1,500,000   AAA/Aaa         Norwegian Government, 5.5%, 5/15/09                                237,245
NOK        1,320,000   TSY/Aaa         Norwegian Government 6.0%, 5/16/11                                 218,945
NOK        3,410,000   TSY/Aaa         Norwegian Government, 6.75%, 1/15/07                               525,093
AUD          532,000   AA/Aa2          Ontario Province, 5.5%, 4/23/13                                    386,160
AUD          207,000   NR/Aaa          Queensland Treasury, 6.0%, 8/14/13                                 158,025
             444,768   BB+/Ba2         Republic of Columbia, 9.75%, 4/9/11                                500,364
DEM          180,000   BBB-/Baa3       United Mexican States, 8.25%, 2/24/09                              124,571
                                                                                                      -----------
                                                                                                      $ 4,596,946
                                                                                                      -----------
                                       TOTAL FOREIGN GOVERNMENT BONDS
                                       (Cost $4,223,559)                                              $ 4,596,946
                                                                                                      -----------
                                       MUNICIPAL BONDS - 0.9%
                                       Muni Airport - 0.4%
              50,000   B/Caa2          New Jersey Economic Development Authority, 6.25%, 9/15/29      $    46,501
             175,000   B/Caa2          New Jersey Economic Development Authority Special Facility
                                       Revenue, 7.0%, 11/15/30                                            170,168
             100,000   NR/NR           Wayne Charter County SPL, 6.75%, 12/1/15                            52,384
                                                                                                      -----------
                                                                                                      $   269,053
                                                                                                      -----------
                                       Muni Tobacco - 0.5%
              90,000   BBB/Baa3        Golden State Tobacco Securitization, 6.75%, 6/1/39             $   101,140
             105,000   BBB/Baa3        Tobacco Settlement Authority Washington, 6.625%, 6/1/32            113,304
              60,000   BBB/Baa3        Tobacco Settlement Financing Corp., 7.0%, 6/1/41                    68,396
                                                                                                      -----------
                                                                                                      $   282,840
                                                                                                      -----------
                                       TOTAL MUNICIPAL BONDS
                                       (Cost $483,225)                                                $   551,893
                                                                                                      -----------


  The accompanying notes are an integral part of these financial statements.  15

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                                     Value
                   RIGHTS/WARRANTS - 0.0%
                   Transportation - 0.0%
                   Railroads - 0.0%
     210           Atlantic Express Transportation, Exp. 4/15/08*      $        --
                                                                       -----------
                   Total Transportation                                $        --
                                                                       -----------
                   TOTAL RIGHTS/WARRANTS
                   (Cost $0)                                           $        --
                                                                       -----------
                   TEMPORARY CASH INVESTMENTS - 0.8%
                   Security Lending Collateral - 0.8%
 508,725           Securities Lending Investment Fund, 4.24%           $   508,725
                                                                       -----------
                   TOTAL TEMPORARY CASH INVESTMENTS
                   (Cost $508,725)                                     $   508,725
                                                                       -----------
                   TOTAL INVESTMENT IN SECURITIES - 95.5%
                   (Cost $57,158,609)                                  $57,975,600
                                                                       -----------
                   OTHER ASSETS AND LIABILITIES - 4.5%                 $ 2,731,811
                                                                       -----------
                   TOTAL NET ASSETS - 100.0%                           $60,707,411
                                                                       ===========

*     Non-income producing.
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $11,574,898 or 19.1% of total net assets.
TSY   Treasury Security
NR    Not rated by either S&P or Moody's.
(a)   At December 31, 2005, the following securities were out on loan:

      Principal
         Amount     Security                                     Value
       $137,750     Duane Reade, Inc., 9.75%, 8/1/11          $ 92,293
        323,000     Ford Motor Credit Co., 5.7%, 1/15/10       274,570
        118,750     Sanmina-Sci Corp., 6.75%, 3/1/13           112,961
                                                              --------
                    Total                                     $479,824
                                                              ========

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

NOTE: Principal amounts are denominated in U.S. dollars unless otherwise noted.
DEM   Deutsche Marks
EURO  Euro
SEK   Swedish Krona
NOK   Norwegian Kroner
ITL   Italian Lira
CAD   Canadian Dollar
AUD   Australian Dollar
DKK   Danish Kroner


16  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                               5/1/03 (a)
                                                                            Year Ended        Year Ended           to
Class II                                                                     12/32/05          12/31/04         12/31/03
 Net asset value, beginning of period                                        $ 11.26           $ 11.01           $10.41
                                                                             -------           -------           ------
 Increase (decrease) from investment operations:
   Net investment income                                                     $  0.55           $  0.55           $ 0.41
   Net realized and unrealized gain (loss) on investments and
    foreign currency transactions                                              (0.28)             0.49             0.62
                                                                             -------           -------           ------
     Net increase from investment operations                                 $  0.27           $  1.04           $ 1.03
 Distributions to shareholders:
   Net investment income                                                       (0.61)            (0.63)           (0.43)
   Net realized gain                                                           (0.16)            (0.16)              --
                                                                             -------           -------           ------
   Net increase (decrease) in net asset value                                $ (0.50)          $  0.25           $ 0.60
                                                                            --------           -------           ------
   Net asset value, end of period                                            $ 10.76           $ 11.26           $11.01
                                                                             =======           =======           ======
 Total return*                                                                  2.49%             9.95%           10.90%(b)
 Ratio of net expenses to average net assets+                                   1.14%             1.29%            1.49%**
 Ratio of net investment income to average net assets+                          5.30%             5.49%            5.08%**
 Portfolio turnover rate                                                          46%               53%              68%
 Net assets, end of period (in thousands)                                    $40,045           $25,027           $3,663
 Ratios with no waiver of management fees and assumption of expenses by
   PIM and no reduction for fees paid indirectly:
     Net expenses                                                               1.14%             1.29%            1.49%**
     Net investment income                                                      5.30%             5.49%            5.08%**

(a) Class II shares were first publicly offered on May 1, 2003.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the completeredemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $479,824)
   (Cost $57,158,609)                                                                 $ 57,975,600
 Cash                                                                                    2,421,786
 Foreign currencies, at value (Cost $9,491)                                                  9,479
 Receivables --
   Investment securities sold                                                               82,733
   Fund shares sold                                                                         50,370
   Dividends, interest and foreign taxes withheld                                          852,240
   Forward foreign currency portfolio hedge contracts, open -- net                          13,826
                                                                                      ------------
       Total assets                                                                   $ 61,406,034
                                                                                      ------------
LIABILITIES:
 Payables --
   Investment securities purchased                                                    $     55,611
   Fund shares repurchased                                                                  58,139
   Upon return for securities loaned                                                       508,725
 Due to affiliates                                                                           6,656
 Accrued expenses                                                                           69,492
                                                                                      ------------
       Total liabilities                                                              $    698,623
                                                                                      ------------
NET ASSETS:
 Paid-in capital                                                                      $ 59,217,713
 Undistributed net investment income                                                       397,503
 Accumulated net realized gain on investments                                              265,546
 Net unrealized gain on:
   Investments                                                                             816,991
   Forward foreign currency contracts and other assets and liabilities denominated
     in foreign currencies                                                                   9,658
                                                                                      ------------
       Total net assets                                                               $ 60,707,411
                                                                                      ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                         $ 20,662,447
 Shares outstanding                                                                      1,920,286
                                                                                      ------------
   Net asset value per share                                                          $      10.76
 Class II:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                         $ 40,044,964
 Shares outstanding                                                                      3,721,336
                                                                                      ------------
   Net asset value per share                                                          $      10.76


18  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                       Year
                                                                       Ended
                                                                     12/31/05
INVESTMENT INCOME:
 Dividends                                                         $  3,555,083
 Interest                                                                 7,305
                                                                   ------------
  Total investment income                                          $  3,562,388
                                                                   ------------
EXPENSES:
 Management fees                                                   $    359,166
 Transfer agent fees and expenses                                         7,715
 Distribution fees (Class II)                                            85,494
 Administrative reimbursements                                           18,512
 Custodian fees                                                          22,421
 Professional fees                                                       50,166
 Printing expense                                                        15,635
 Fees and expenses of nonaffiliated trustees                              4,888
 Miscellaneous                                                           13,040
                                                                   ------------
  Total expenses                                                   $    577,037
                                                                   ------------
  Net expenses                                                     $    577,037
                                                                   ------------
    Net investment income                                          $  2,985,351
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain from:
  Investments                                                      $    482,520
  Forward foreign currency contracts and other assets
  and liabilities denominated in foreign currencies                      28,986
                                                                   ------------
                                                                   $    511,506
                                                                   ------------
 Change in net unrealized gain or loss from:
  Investments                                                      $ (2,112,657)
  Forward foreign currency contracts and other assets
  and liabilities denominated in foreign currencies                     77,046
                                                                   ------------
                                                                   $ (2,035,611)
                                                                   ------------
 Net loss on investments, futures contracts
  and foreign currency transactions                                $ (1,524,105)
                                                                   ============
 Net increase in net assets resulting
  from operations                                                  $  1,461,246
                                                                   ============


  The accompanying notes are an integral part of these financial statements.  19

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          Year Ended        Year Ended
                                                                                           12/31/05          12/31/04
FROM OPERATIONS:
Net investment income                                                                   $  2,985,351       $  1,817,102
Net realized gain on investments                                                             511,506          1,081,207
Change in net unrealized gain or loss on investments, futures contracts and foreign
 currency transactions                                                                    (2,035,611)           767,697
                                                                                        ------------       ------------
  Net increase in net assets
    resulting from operations                                                           $  1,461,246       $  3,666,006
                                                                                        ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                                $ (1,227,712)      $ (1,210,066)
 Class II                                                                                 (1,916,310)          (733,628)
Net realized gain
 Class I                                                                                    (308,227)          (294,736)
 Class II                                                                                   (487,951)          (171,204)
                                                                                        ------------       ------------
  Total distributions to shareowners                                                    $ (3,940,200)      $ (2,409,634)
                                                                                        ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                        $ 19,663,891       $ 25,764,732
Reinvestment of distributions                                                              3,902,297          2,367,418
Cost of shares repurchased                                                                (6,220,715)        (6,523,479)
                                                                                        ------------       ------------
 Net increase in net assets resulting from Fund share transactions                      $ 17,345,473       $ 21,608,671
                                                                                        ------------       ------------
 Net increase in net assets                                                             $ 14,866,519       $ 22,865,043
                                                                                        ------------       ------------
NET ASSETS:
Beginning of year                                                                       $ 45,840,892       $ 22,975,849
                                                                                        ------------       ------------
End of year                                                                             $ 60,707,411       $ 45,840,892
                                                                                        ============       ============
Undistributed net investment income, end of year                                        $    397,503       $    311,542
                                                                                        ============       ============


20  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05

1. Organization and Significant Accounting Policies

The Pioneer Strategic Income VCT Portfolio (The Portfolio) is a portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty nine separate diversified portfolios, fourteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The portfolio commenced operations on May 1, 2003. Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objective of Strategic Income Portfolio is to produce a high level of current income.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation
   Security transactions are recorded as of trade date. Net asset values for the Portfolios are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

   mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of the Portfolio's shares is based on the last sale price on the principal exchange where they traded. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange.

   At December 31, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Discounts and premiums on fixed income securities are accreted and amortized, respectively, on a yield-to-maturity basis and are included in interest income. Dividend and interest income from foreign securities are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

   When interest rates rise, the prices of fixed income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus. Please refer to those documents when considering the Portfolio's risks.

B. Foreign Currency Translation
   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts
   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

D. Taxes
   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2004, no such taxes were paid.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The Portfolio elected to defer $40,713 in capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ending December 31, 2006.

   At December 31, 2005, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset value of the Portfolio and are designed to present the Portfolio's capital accounts on a tax basis.

--------------------------------------------------------------------------------------------
                                 Undistributed Net     Accumulated Net
                                 Investment Income        Realized
Portfolio                              (Loss)            Gain (Loss)      Paid-In Capital
--------------------------------------------------------------------------------------------
Strategic Income Portfolio            $244,632            $(244,632)          $--
--------------------------------------------------------------------------------------------

   The following chart shows the distributions paid during the years ended December 31, 2005 and 2004 on a tax basis and the components of distributable earnings (accumulated losses) as of December 31, 2005.

--------------------------------------------------------------------------------------------
                                                                 2005          2004
--------------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                             $3,166,871    $2,196,847
 Long-Term capital gain                                         773,329       212,787
                                                             ----------    ----------
                                                             $3,940,200    $2,409,634
 Return of Capital                                                   --            --
                                                             ----------    ----------
   Total distributions                                       $3,940,200    $2,409,634
                                                             ==========    ==========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                               $  573,117
 Undistributed long-term gain/(capital loss carryforward)       148,610
 Post-October Loss Deferral                                     (40,713)
 Unrealized appreciation (depreciation)                         808,684
                                                             ----------
   Total                                                     $1,489,698
                                                             ==========
--------------------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the mark to market of foreign currency contracts and accrued interest on defaulted bonds.

E. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. The Portfolio declares as daily dividends substantially all of its respective net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

   are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F. Securities Lending
   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

G. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

Through May 1, 2006, PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses of the Portfolio to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of the Portfolio's expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares (or Class II shares).

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $2,164 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3. Transfer Agent

(PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $3,947 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $545 payable to PFD at December 31, 2005.

5. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

---------------------------------------------------------------------------------------------------
                                                                                         Net
                                                      Gross            Gross        Appreciation/
                                   Tax Cost       Appreciation     Depreciation     (Depreciation)
---------------------------------------------------------------------------------------------------
Strategic Income Portfolio        $57,162,749       $1,658,270        $(845,419)       $812,851
                                  -----------       ----------        ---------        --------
---------------------------------------------------------------------------------------------------

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $19,322,786 and $17,662,141, respectively. The cost of purchases and the proceeds from sales of U.S. Government obligations were $ 19,830,091 and $ 6,662,830, respectively.

7. Capital Shares

At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares for the years ended December 31, 2005 and December 31, 2004 were as follows:

---------------------------------------------------------------------------------------------------
Strategic Income Portfolio            '05 Shares     '05 Amount      '04 Shares      '04 Amount
---------------------------------------------------------------------------------------------------
CLASS I:
Shares sold                            299,475      $ 3,285,765        453,590      $ 4,955,590
Reinvestment of distributions          136,735        1,498,145        134,927        1,462,624
Shares repurchased                    (364,351)      (3,995,330)      (494,192)      (5,414,640)
                                   ----------------------------------------------------------------
 Net increase                           71,859      $   788,580         94,325      $ 1,003,574
                                   ================================================================
CLASS II:
Shares sold                          1,483,721      $16,378,126      1,907,997      $20,809,730
Reinvestment of distributions          219,709        2,404,152         83,281          904,794
Shares repurchased                    (204,670)      (2,225,385)      (101,494)      (1,108,839)
                                   ----------------------------------------------------------------
  Net increase                       1,498,760      $16,556,893      1,889,784      $20,605,685
                                   ================================================================
---------------------------------------------------------------------------------------------------

8. Forward Foreign Currency Contracts

During the year ended December 31, 2005, certain Portfolios had entered into various contracts that obligate the Portfolios to deliver currencies at specified future dates. At the maturity of a contract, the Portfolios must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract.

Outstanding forward portfolio hedge contracts were as follows:

--------------------------------------------------------------------------------------------------------------
                                                                                                   Net
                                    Contracts to     In Exchange    Settlement                  Unrealized
Portfolio                              Deliver           For           Date         Value       Gain (Loss)
--------------------------------------------------------------------------------------------------------------
Strategic Income Portfolio        AUD  (1,206,000)   $ (881,586)     3/23/06     $ (883,432)     $(1,846)
Strategic Income Portfolio        CAD    (330,000)     (283,505)      3/1/06       (284,225)        (720)
Strategic Income Portfolio        EUR    (334,000)     (396,021)      3/2/06       (396,654)        (633)
Strategic Income Portfolio        JPY (22,000,000)     (190,451)      3/2/06       (187,792)       2,659
Strategic Income Portfolio        JPY (35,000,000)     (297,865)     1/27/06       (297,535)         330
Strategic Income Portfolio        JPY  166,000,000    1,402,027       3/2/06      1,417,640       15,613
Strategic Income Portfolio        JPY   35,000,000      299,217      1/27/06        297,640       (1,577)
--------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareholders of Pioneer Strategic Income VCT Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Strategic Income VCT Portfolio, one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Strategic Income VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                 /s/ Ernst & Young LLP

Boston, Massachusetts
February 10, 2006

Pioneer Strategic Income VCT Portfolio
(the "Fund")                                    PIONEER VARIABLE CONTRACTS TRUST
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FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
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The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
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FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                                  (continued)
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   performance compared to both the performance of a peer group and two relevant indices, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2005, the second quintile for the three years ended June 30, 2005, and the second quintile for the five years ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered that the yield (gross of expenses) of the Fund's Class 1 shares relative to the yield (at June 30, 2005) of the Lehman Universal Bond Index. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 at the median relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset lev-

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
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   els, break points in the management fee are not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Strategic Income VCT Portfolio
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TRUSTEES, OFFICERS AND SERVICE PROVIDERS
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                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
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INTERESTED TRUSTEES
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                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
===================================================================================================================================

Pioneer Strategic Income VCT Portfolio
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TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
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INDEPENDENT TRUSTEES
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                          POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE              WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)      Trustee         Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                        until a successor    Financial Officer, I-trax, Inc.     Investment Company
Washington, DC 20007                      trustee is elected   (publicly traded health care        (privately-held affordable
                                          or earlier           services company) (2001-present);   housing finance company);
                                          retirement or        Managing Partner, Federal City      Director of New York Mortgage
                                          removal.             Capital Advisors (boutique merchant Trust (publicly traded mortgage
                                                               bank) (2002 to 2004); Executive     REIT)
                                                               Vice President and Chief Financial
                                                               Officer, Pedestal Inc.
                                                               (internet-based mortgage trading
                                                               company) (2000-2002).

** Mr. Bock became a Trustee of the Trust on January 1, 2005.
===================================================================================================================================
Mary K. Bush (57)         Trustee         Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                     until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                     trustee is elected   firm).                              specialty coated material
                                          or earlier                                               products manufacturer), Mortgage
                                          retirement or                                            Guaranty Insurance Corporation,
                                          removal.                                                 and Briggs & Stratton, Inc.
                                                                                                   (engine manufacturer)
===================================================================================================================================
Margaret B.W. Graham (58) Trustee         Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                    until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                   trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                            or earlier           McGill University.
                                          retirement or
                                          removal.
===================================================================================================================================
Marguerite A. Piret (57)  Trustee         Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                         until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                               trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                          or earlier
                                          retirement or
                                          removal.
===================================================================================================================================
John Winthrop (69)        Trustee         Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                   2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                      successor trustee is
                                          elected or earlier
                                          retirement or
                                          removal.
===================================================================================================================================

Pioneer Strategic Income VCT Portfolio
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TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
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TRUST OFFICERS
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                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING                OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                            BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive              Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003            Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

===================================================================================================================================
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice          None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
===================================================================================================================================
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior        None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
===================================================================================================================================
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering           None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
===================================================================================================================================
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,          None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
===================================================================================================================================
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since          None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
===================================================================================================================================

Pioneer Strategic Income VCT Portfolio
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TRUSTEES, OFFICERS AND SERVICE PROVIDERS                             (continued)
--------------------------------------------------------------------------------

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TRUST OFFICERS
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                       POSITIONS HELD  TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant       Since November,       Assistant Vice President - Fund     None
                       Treasurer       2000. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds.


===================================================================================================================================
Gary Sullivan (47)     Assistant       Since May, 2002.      Fund Accounting Manager - Fund      None
                       Treasurer       Serves at the         Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.
===================================================================================================================================
Katharine Kim          Assistant       Since September,      Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer       2003. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services since June 2003;
                                       Board.                Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.
===================================================================================================================================
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.
===================================================================================================================================

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

                                                                   18677-00-0206

                                                            [LOGO]PIONEER
                                                                  Investments(R)

                        PIONEER VARIABLE CONTRACTS TRUST
                 Pioneer Value VCT Portfolio -- Class II Shares
                                                                   ANNUAL REPORT
                                                               December 31, 2005

                                                PIONEER VARIABLE CONTRACTS TRUST
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T a b l e   o f   C o n t e n t s
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Pioneer Value VCT Portfolio
  Portfolio and Performance Update                    2
  Comparing Ongoing Portfolio Expenses                3
  Portfolio Management Discussion                     4
  Schedule of Investments                             5
  Financial Statements                                7
  Notes to Financial Statements                      11
  Report of Independent Registered Public
    Accounting Firm                                  16
  Factors Considered by the Independent Trustees
    in Approving the Management Contract             17
  Trustees, Officers and Service Providers           20

Before investing, consider the Portfolio's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio
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PORTFOLIO UPDATE 12/31/05
--------------------------------------------------------------------------------

Portfolio  Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

International Common Stocks                    0.4%
Depositary Receipts for Internationl Stocks    3.5%
U.S. Common Stocks                            96.1%

Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Materials                     3.9%
Telecommunication Services    5.5%
Consumer Staples              5.8%
Utilities                     6.1%
Industrials                   7.1%
Consumer Discretionary        8.2%
Health Care                   9.5%
Information Technology        9.7%
Energy                       18.6%
Financials                   25.6%

Five Largest Holdings
(As a percentage of equity holdings)

  1.   Citigroup, Inc.                4.14%
  2.   Altria Group, Inc.             3.69
  3.   Merrill Lynch & Co., Inc.      3.41
  4.   Bank of America Corp.          3.05
  5.   ConocoPhillips                 2.95

The Portfolio is actively managed, and current holdings may be different.

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PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Prices and Distributions

                               12/31/05      12/31/04
Net Asset Value per Share     $ 13.92      $ 13.40

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/05 - 12/31/05)         Income         Capital Gains     Capital Gains
                            $ 0.0119       $ 0.0073          $ 0.0828

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Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Value VCT Portfolio at net asset value, compared to that of the Russell 1000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]


                  Pioneer Value    Russell 1000
                  VCT Portfolio    Value Index
 5/03            10000            10000
12/03            11633            11800
12/04            12959            13747
12/05            13564            14716


The Russell 1000 Value Index measures the performance of the value-oriented stocks in the Russell 1000 Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class       13.56%
(5/1/03)
1 Year               4.67

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charge. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio
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COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Value VCT Portfolio

Based on actual returns from July 1, 2005 through December 31, 2005.


Share Class                                              II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/05             $ 1,000.00
Ending Account Value on 12/31/05              $ 1,046.60
Expenses Paid During Period*                  $     6.91

* Expenses are equal to the Portfolio's annualized expense ratio of 1.34% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Value VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005.

Share Class                                              II
--------------------------------------------------------------------------------
Beginning Account Value on 7/1/05             $ 1,000.00
Ending Account Value on 12/31/05              $ 1,018.45
Expenses Paid During Period*                  $     6.82

* Expenses are equal to the Portfolio's annualized expense ratio of 1.34% for Class II shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

Portfolio Manager J. Rodman Wright describes the economic background and investment strategies that affected results for Pioneer Value VCT Portfolio for the twelve months ended December 31, 2005.

Q. What was the investment background and how did the Portfolio perform during this period?

A. Market returns were somewhat restrained in 2005 as investors tried to assess the economic impact of record energy prices and higher interest rates. But the economy met those challenges as well as others that arose, such as the devastating hurricane season. Corporate earnings moved ahead smartly, although stronger profits were not always reflected in stock prices. Value stocks continued to outperform growth. For the twelve months ended December 31, 2005, the Portfolio returned 4.67% at net asset value. This result trailed the Portfolio's benchmark, the Russell 1000 Value Index, which returned 7.05% over the same period.

   Call 1-800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. Which sectors or stocks had the greatest impact on results?

A. Energy stocks were the period's biggest story and our slightly overweight stance in this strong sector boosted results. Significant contributions came from Occidental Petroleum and ConocoPhillips, as well as exploration company Devon Energy, drilling rig contractor Transocean, and Suncor, which extracts oil from sands in Canada.

   In health care, we avoided Pfizer during a long downslide, initiating a position late in the year; shares later moved higher following a favorable court ruling. IVAX, a maker of generic drugs, was purchased by Teva Pharmaceuticals. Shares of HCA rose as prices for hospital services firmed and management brought bad debt under control. Late in the year, we took profits in health care products distributor Cardinal Health. Mining company Freeport-McMoRan saw earnings expand thanks to strong global demand that drove up prices of copper and gold.

   We were underweight compared to the benchmark in utilities, another area that performed well last year. In financials, a rise in the shares of Merrill Lynch reflected successful initiatives by new management. Margins expanded in several areas, including the highly profitable brokerage division, after a period of poor results. Shares of Freddie Mac fell as the company was plagued by uncertainty as it was unable to provide current financial statements, and we eliminated this slumping stock. Fifth Third Bancorp, a bank holding company in the Midwest, declined following disappointing financial results.

   Tyco, an industrial conglomerate, declined as a result of missing its financial forecasts and lowering expectations. We are retaining Tyco because of its attractive current valuation. In addition, management is cutting debt and buying back stock, and more recently has announced it will break up the company, which we think will allow shareholders to realize the value we see in the company. Shares of farm equipment maker Deere fell slightly, but the Portfolio's sizeable position amplified the impact of the decline. Our commitment to the sluggish media sector, including Viacom, Time Warner and Comcast, also held back returns.

Q. What is your current outlook?

A. We are guardedly optimistic for the months ahead as several crosscurrents play out. Interest rates and energy prices will continue to dominate investors' thinking, and the likely outcome of mid-term elections will capture more headlines as the year moves on. The possible devaluation of China's currency would hurt the dollar and unsettle financial markets, but work to the benefit of manufacturers by making American goods less expensive for overseas buyers. In the meantime, the economy's brisk expansion may slow somewhat and the Federal Reserve Board could be nearing an end to its long string of interest rates hikes. As things stand, rates are still manageable for consumers and corporations and corporate balance sheets are the healthiest they've been in some time and are holding a lot of cash. The market is not cheap from our value perspective, but we are continuing to search for companies whose favorable potential is not fully reflected in current market valuations.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

      Shares                                                    Value
                  COMMON STOCKS - 99.3%
                  Energy - 18.6%
                  Integrated Oil & Gas - 10.9%
      24,024      Chevron Corp.                           $ 1,363,842
      35,856      ConocoPhillips                            2,086,102
      33,830      Exxon Mobil Corp.                         1,900,231
      17,811      Occidental Petroleum Corp.                1,422,743
      15,331      Suncor Energy, Inc.                         967,846
                                                          -----------
                                                          $ 7,740,764
                                                          -----------
                  Oil & Gas Drilling - 2.7%
      12,570      ENSCO International, Inc.               $   557,480
       8,562      Nabors Industries, Inc.*                    648,572
       9,965      Transocean Offshore, Inc.*                  694,461
                                                          -----------
                                                          $ 1,900,513
                                                          -----------
                  Oil & Gas Equipment & Services - 0.9%
       9,770      Halliburton Co.                         $   605,349
                                                          -----------
                  Oil & Gas Exploration & Production - 4.1%
       8,127      Anadarko Petroleum Corp.                $   770,033
      10,980      Apache Corp.                                752,350
      22,122      Devon Energy Corp.                        1,383,510
                                                          -----------
                                                          $ 2,905,893
                                                          -----------
                  Total Energy                            $13,152,519
                                                          -----------
                  Materials - 3.8%
                  Diversified Metals & Mining - 1.4%
      18,197      Freeport-McMoRan Copper & Gold, Inc.
                  (Class B)                               $   978,999
                                                          -----------
                  Forest Products - 1.1%
      12,500      Weyerhaeuser Co.                        $   829,250
                                                          -----------
                  Industrial Gases - 1.3%
      17,314      Praxair, Inc.                           $   916,949
                                                          -----------
                  Total Materials                         $ 2,725,198
                                                          -----------
                  Capital Goods - 7.1%
                  Aerospace & Defense - 1.4%
      17,430      United Technologies Corp.               $   974,512
                                                          -----------
                  Construction & Farm Machinery &
                  Heavy Trucks - 2.8%
      29,180      Deere & Co.                             $ 1,987,450
                                                          -----------
                  Industrial Conglomerates - 2.9%
      71,723      Tyco International, Ltd.                $ 2,069,926
                                                          -----------
                  Total Capital Goods                     $ 5,031,888
                                                          -----------
                  Media - 7.4%
                  Broadcasting & Cable Television - 5.3%
      48,890      Clear Channel Communications, Inc.      $ 1,537,591
      46,474      Comcast Corp.*                            1,206,465
      31,687      Viacom, Inc. (Class B)                    1,032,996
                                                          -----------
                                                          $ 3,777,052
                                                          -----------

      Shares                                                    Value
                  Movies & Entertainment - 2.1%
       6,111      CCE Spinco, Inc.*                       $    80,054
      82,563      Time Warner, Inc.                         1,439,899
                                                          -----------
                                                          $ 1,519,953
                                                          -----------
                  Total Media                             $ 5,297,005
                                                          -----------
                  Retailing - 0.7%
                  Apparel Retail - 0.7%
      21,880      Foot Locker, Inc.                       $   516,149
                                                          -----------
                  Total Retailing                         $   516,149
                                                          -----------
                  Food, Beverage & Tobacco - 5.7%
                  Soft Drinks - 2.1%
      15,735      Coca-Cola Co.                           $   634,278
      14,093      PepsiCo, Inc.                               832,614
                                                          -----------
                                                          $ 1,466,892
                                                          -----------
                  Tobacco - 3.6%
      34,840      Altria Group, Inc.                      $ 2,603,245
                                                          -----------
                  Total Food, Beverage & Tobacco          $ 4,070,137
                                                          -----------
                  Health Care Equipment & Services - 3.9%
                  Health Care Equipment - 0.8%
      22,560      Boston Scientific Corp.*                $   552,494
                                                          -----------
                  Health Care Facilities - 1.7%
      13,007      HCA, Inc.                               $   656,854
      72,861      Tenet Healthcare Corp.*                     558,115
                                                          -----------
                                                          $ 1,214,969
                                                          -----------
                  Managed Health Care - 1.4%
      12,740      Wellpoint Inc.*                         $ 1,016,525
                                                          -----------
                  Total Health Care Equipment &
                  Services                                $ 2,783,988
                                                          -----------
                  Pharmaceuticals & Biotechnology - 5.5%
                  Pharmaceuticals - 5.5%
      33,160      Bristol-Myers Squibb Co.                $   762,017
      72,500      Pfizer, Inc.                              1,690,700
      44,050      Schering-Plough Corp.                       918,443
      12,390      Wyeth                                       570,807
                                                          -----------
                  Total Pharmaceuticals &
                  Biotechnology                           $ 3,941,967
                                                          -----------
                  Banks - 6.7%
                  Diversified Banks - 4.4%
      46,734      Bank of America Corp.                   $ 2,156,774
      18,570      Wachovia Corp.                              981,610
                                                          -----------
                                                          $ 3,138,384
                                                          -----------
                  Thrifts & Mortgage Finance - 2.3%
      37,488      Washington Mutual, Inc.                 $ 1,630,728
                                                          -----------
                  Total Banks                             $ 4,769,112
                                                          -----------
                  Diversified Financials - 12.8%
                  Asset Management & Custody Banks - 1.5%
      33,933      The Bank of New York Co., Inc.          $ 1,080,766
                                                          -----------

The accompanying notes are an integral part of these financial statements.    5

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

      Shares                                                    Value
                  Investment Banking & Brokerage - 7.2%
      13,195      Goldman Sachs Group, Inc.              $ 1,685,133
       8,074      Lehman Brothers Holdings, Inc.           1,034,845
      35,600      Merrill Lynch & Co., Inc.                2,411,188
                                                         -----------
                                                         $ 5,131,166
                                                         -----------
                  Other Diversified Finance Services - 4.1%
      60,264      Citigroup, Inc.                        $ 2,924,612
                                                         -----------
                  Total Diversified Financials           $ 9,136,544
                                                         -----------
                  Insurance - 5.8%
                  Life & Health Insurance - 1.3%
      41,655      UNUM Corp.                             $   947,651
                                                         -----------
                  Multi-Line Insurance - 2.7%
      28,578      American International Group, Inc.     $ 1,949,877
                                                         -----------
                  Property & Casualty Insurance - 1.8%
      23,169      Allstate Corp.                         $ 1,252,748
                                                         -----------
                  Total Insurance                        $ 4,150,276
                                                         -----------
                  Software & Services - 6.7%
                  Data Processing & Outsourced Services - 2.7%
      43,716      First Data Corp.                       $ 1,880,225
                                                         -----------
                  IT Consulting & Other Services - 1.3%
      31,860      Accenture, Ltd.                        $   919,798
                                                         -----------
                  Systems Software - 2.7%
      49,900      Microsoft Corp.                        $ 1,304,885
      36,388      Symantec Corp.*                            636,790
                                                         -----------
                                                         $ 1,941,675
                                                         -----------
                  Total Software & Services              $ 4,741,698
                                                         -----------
                  Technology Hardware & Equipment - 3.0%
                  Communications Equipment - 2.1%
      25,353      Motorola, Inc.                         $   572,724
      49,148      Nokia Corp. (A.D.R.)                       899,408
                                                         -----------
                                                         $ 1,472,132
                                                         -----------
                  Computer Hardware - 0.9%
      22,510      Hewlett-Packard Co.                    $   644,461
                                                         -----------
                  Total Technology Hardware &
                  Equipment                              $ 2,116,593
                                                         -----------

      Shares                                                   Value
                  Telecommunication Services - 5.5%
                  Integrated Telecom Services - 1.5%
      38,689      BellSouth Corp.                        $ 1,048,472
                                                         -----------
                  Wireless Telecommunication Services - 4.0%
       9,733      Alltel Corp.                           $   614,152
      56,654      Sprint Nextel Corp.                      1,323,437
     130,741      Vodafone Group Plc                         283,808
      28,815      Vodafone Group Plc (A.D.R.)                618,658
                                                         -----------
                                                         $ 2,840,055
                                                         -----------
                  Total Telecommunication Services       $ 3,888,527
                                                         -----------
                  Utilities - 6.1%
                  Electric Utilities - 3.2%
      21,460      Edison International                   $   935,871
       7,480      Entergy Corp.                              513,502
      15,500      Exelon Corp.                               823,670
                                                         -----------
                                                         $ 2,273,043
                                                         -----------
                  Independent Power Producer &
                  Energy Traders - 2.4%
       7,830      Constellation Energy Group             $   451,008
      24,680      TXU Corp.                                1,238,689
                                                         -----------
                                                         $ 1,689,697
                                                         -----------
                  Multi-Utilities - 0.5%
       4,470      Dominion Resources, Inc.               $   345,084
                                                         -----------
                  Total Utilities                        $ 4,307,824
                                                         -----------
                  TOTAL COMMON STOCKS
                  (Cost $64,702,563)                     $70,629,425
                                                         -----------
                  TOTAL INVESTMENT IN SECURITIES - 99.3%
                  (Cost $64,702,563)                     $70,629,425
                                                         -----------
                  OTHER ASSETS
                  AND LIABILITIES - 0.7%                 $   506,515
                                                         -----------
                  TOTAL NET ASSETS - 100.0%              $71,135,940
                                                         ===========

(A.D.R.) American Depositary Receipt
*        Non-income producing security

6 The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                       5/1/03(a)
                                                                                          Year Ended     Year Ended      to
Class II                                                                                   12/31/05       12/31/04     12/31/03
Net asset value, beginning of period                                                       $ 13.40        $ 12.04      $ 10.00
                                                                                           -------        -------      -------
Increase from investment operations:
 Net investment income                                                                     $  0.02        $  0.02      $  0.01
 Net realized and unrealized gain on investments and foreign currency transactions            0.60           1.36         2.03
                                                                                           -------        -------      -------
  Net increase from investment operations                                                  $  0.62        $  1.38      $  2.04
Distributions to shareholders:
 Net investment income                                                                       (0.01)         (0.01)           -
 Net realized gain                                                                           (0.09)         (0.01)           -
                                                                                           -------        -------      -------
 Net increase in net asset value                                                           $  0.52        $  1.36      $  2.04
                                                                                           -------        -------      -------
 Net asset value, end of period                                                            $ 13.92        $ 13.40      $ 12.04
                                                                                           =======        =======      =======
Total return*                                                                                 4.67%         11.40%       20.40%
Ratio of net expenses to average net assets+                                                  1.34%          1.50%        1.50%**
Ratio of net investment income to average net assets+                                         0.63%          0.27%        0.27%**
Portfolio turnover rate                                                                        208%            52%          24%
Net assets, end of period (in thousands)                                                   $71,136        $10,879      $ 1,695
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                 1.43%          3.61%       10.93%**
 Net investment income (loss)                                                                 0.54%         (1.85)%      (9.16)%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                 1.34%          1.50%        1.50%**
 Net investment income                                                                        0.63%          0.27%        0.27%**

+   Ratios with no reduction for fees paid indirectly.
(a) Class II shares were first publicly offered on May 1, 2003.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

The accompanying notes are an integral part of these financial statements.    7

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (cost $64,702,563)                                   $70,629,425
 Cash                                                                                        563,009
 Receivable for dividends, interest and foreign taxes withheld                               116,930
 Other                                                                                           567
                                                                                         ------------
   Total assets                                                                          $71,309,931
                                                                                         ------------
LIABILITIES:
 Payable for fund shares repurchased                                                     $    95,508
 Due to affiliates                                                                             5,009
 Accrued expenses                                                                             73,474
                                                                                         ------------
   Total liabilities                                                                     $   173,991
                                                                                         ------------
NET ASSETS:
 Paid-in capital                                                                         $69,260,461
 Undistributed net investment income                                                         144,926
 Accumulated undistributed net realized gain                                              (4,196,305)
 Net unrealized gain (loss) on:
 Investments                                                                               5,926,862
 Forward foreign currency contracts and other assets and liabilities denominated in
  foreign currencies                                                                              (4)
                                                                                         ------------
   Total net assets                                                                      $71,135,940
                                                                                         ------------
NET ASSET VALUE PER SHARE:
 Class II:
 No par value (unlimited number of shares authorized)
 Net assets                                                                              $71,135,940
 Shares outstanding                                                                        5,110,424
                                                                                         -----------
 Net asset value per share                                                               $     13.92


8 The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                Year Ended
                                                                                                 12/31/05
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $2,218)                                           $    433,685
 Interest                                                                                            12,995
                                                                                               ------------
  Total investment income                                                                      $    446,680
                                                                                               ------------
EXPENSES:
 Management fees                                                                               $    170,163
 Transfer agent fees                                                                                  1,850
 Distribution fees (Class II)                                                                        56,721
 Administrative reimbursements                                                                       18,512
 Custodian fees                                                                                      31,442
 Professional fees                                                                                   31,632
 Printing                                                                                             8,537
 Fees and expenses of nonaffiliated trustees                                                          3,889
 Miscellaneous                                                                                        2,320
                                                                                               ------------
  Total expenses                                                                               $    325,066
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.           (22,145)
                                                                                               ------------
  Net expenses                                                                                 $    302,921
                                                                                               ------------
   Net investment income                                                                       $    143,759
                                                                                               ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain from:
 Investments                                                                                   $  3,977,968
 Forward foreign currency contracts and other assets and liabilities denominated in
    foreign currencies                                                                                1,262
                                                                                               ------------

                                                                                               $  3,979,230
                                                                                               ------------
 Change in net unrealized gain or (loss) from:
 Investments                                                                                   $ (2,014,631)
 Forward foreign currency contracts and other assets and liabilities denominated in
 foreign currencies                                                                                     (52)
                                                                                               ------------

                                                                                               $ (2,014,683)
                                                                                               ------------
 Net gain on investments and foreign currency transactions                                     $  1,964,547
                                                                                               ------------
 Net increase in net assets resulting from operations                                          $  2,108,306
                                                                                               ============

The accompanying notes are an integral part of these financial statements.     9

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   Year             Year
                                                                                                  Ended             Ended
                                                                                                 12/31/05         12/31/04
FROM OPERATIONS:
Net investment income                                                                         $    143,759      $    14,601
Net realized gain on investments                                                                 3,979,230           56,068
Change in net unrealized gain or (loss) on investments and foreign currency transactions        (2,014,683)         807,158
                                                                                              ------------      -----------
  Net increase in net assets resulting from operations                                        $  2,108,306      $   877,827
                                                                                              ------------      -----------
DISTRIBUTIONS TO SHAREOWNERS
Net investment income:
 Class II                                                                                     $    (12,530)     $    (2,607)
Net realized gain
 Class II                                                                                          (94,867)          (2,047)
                                                                                              ------------      -----------
  Total distributions to shareholders                                                         $   (107,397)     $    (4,654)
                                                                                              ------------      -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                              $  4,536,146      $ 8,460,112
Shares issued in reorganization                                                                 56,877,053                -
Reinvestment of distributions                                                                      104,862            4,364
Cost of shares repurchased                                                                      (3,262,015)        (154,122)
                                                                                              ------------      -----------
  Net increase in net assets resulting from fund share transactions                           $ 58,256,046      $ 8,310,354
                                                                                              ------------      -----------
  Net increase in net assets                                                                  $ 60,256,955      $ 9,183,527
NET ASSETS:
Beginning of period                                                                             10,878,985        1,695,458
                                                                                              ------------      -----------
End of period                                                                                 $ 71,135,940      $10,878,985
                                                                                              ============      ============
Undistributed net investment income, end of period                                            $    144,926      $    12,435
                                                                                              ============      ============

10 The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
The Pioneer Value VCT Portfolio (the Portfolio), is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty nine separate diversified portfolios, sixteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
     Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio)
     Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
     Pioneer Balanced VCT Portfolio (Balanced Portfolio)
     Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Small Cap Value II VCT Portfolio (Small Cap Value II Portfolio)
       (Class I shares only)
     Pioneer Bond VCT Portfolio (Bond Portfolio)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II shares only)

   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The Value VCT Portfolio commenced operations on May 1, 2003.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Value Portfolio seeks reasonable income and capital growth.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risk is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic and political conditions.

The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

A. Security Valuation
   Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At December 31, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Foreign Currency Translation
   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts
   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At December 31, 2005, there were no open forward foreign currency contracts.

D. Taxes
   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Value Portfolio had a net capital loss carryforward of $7,737,092, of which the following amounts will expire in between 2009 and 2010, if not utilized: $5,070,587 in 2009 and $2,666,505 in 2010.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   At December 31, 2005, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset value of the Portfolio and are designed to present the Portfolio's capital accounts on a tax basis.

--------------------------------------------------------------------------------
                      Undistributed      Accumulated
                     Net Investment     Net Realized     Paid-In
Portfolio             Income (Loss)      Gain (Loss)     Capital
--------------------------------------------------------------------------------
Pioneer Value
VCT Portfolio          (2,395)             2,395            --
--------------------------------------------------------------------------------

    The following chart shows the distributions paid during the years ended December 31, 2005 and December 31, 2004 and the components of distributable earnings (accumulated losses) as of December 31, 2005 on a tax basis.

--------------------------------------------------------------------------------
                                  2005           2004
--------------------------------------------------------------------------------
  Distributions paid
    from:
  Ordinary Income           $   20,216        $4,654
  Long-Term capital
  gain                          87,181            --
  Return of Capital                 --            --
                            ----------        ------
    Total distributions     $  107,397        $4,654
                            ==========        ======
  Distributable
    Earnings
    (Accumulated
    Losses):
  Undistributed
  ordinary income           $  144,926
  Undistributed
    long-term gain/
    (capital loss
    carryforward)            3,614,768
  Capital loss
  carryforward from
    AmSouth merger          (7,737,092)
  Unrealized
    appreciation
    (depreciation)           5,852,878
                            ----------
    Total                   $1,875,480
                            ==========
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

E. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $638,021 in commissions on the sale of Trust shares for the year ended December 31, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

F. Securities Lending
   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

G. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2005, $3,544 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

Through May 1, 2006, PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.50% of the average daily net assets attributable to class II shares.

3. Transfer Agent
Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $484 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Distribution Plans
The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares.
Included in due to affiliates is $981 payable to PFD at December 31, 2005.

5. Aggregate Unrealized Appreciation and Depreciation
At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

---------------------------------------------------------------------------------------
                                                                              Net
                                           Gross            Gross        Appreciation/
                        Tax Cost       Appreciation     Depreciation     (Depreciation)
---------------------------------------------------------------------------------------
 Value Portfolio      $64,776,543       $6,521,386       $ (668,504)       $5,852,882
                      ===========       ==========       ===========       ===========
---------------------------------------------------------------------------------------


6. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2005, were $49,924,893 and $45,764,398, respectively.

7. Capital Shares
At December 31, 2005, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

--------------------------------------------------------------------------------------------------
Value Portfolio                       '05 Shares       '05 Amount      '04 Shares      '04 Amount
--------------------------------------------------------------------------------------------------
 CLASS II:
 Shares sold                            338,599      $  4,536,146        683,440      $8,460,112
 Shares issued in reorganization      4,188,296        56,877,053
 Reinvestment of distributions            7,796           104,862            353           4,364
 Shares repurchased                    (236,328)       (3,262,015)       (12,576)       (154,122)
                                      ---------      ------------        -------      ----------
   Net increase                       4,298,363      $ 58,256,046        671,217      $8,310,354
                                      =========      ============        =======      ==========
--------------------------------------------------------------------------------------------------

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. Merger Information
On November 4, 2005, beneficial owners of AmSouth VIF Value Portfolio approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on November 4, 2005, by exchanging all of the AmSouth Fund's net assets for Class II shares as indicated below, based on Class II share's ending net asset value on the Closing Date. The following charts show the details of the reorganization as of that closing date ("Closing Date"):

------------------------------------------------------------------------------------------------
                                Pioneer                                           Pioneer
                               Value VCT                 AmSouth                 Value VCT
                               Portfolio                VIF Value                Portfolio
                         (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
------------------------------------------------------------------------------------------------
 Net Assets                   $14,728,843              $56,877,053              $71,605,896
 Shares Outstanding             1,084,731                3,957,885                5,273,027
 Class II Shares
 Issued                                                                           4,188,296
------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                 Unrealized
                                Appreciation      Realized (Loss)
                              on Closing Date     on Closing Date
------------------------------------------------------------------------------------------------
 AmSouth VIF Value              $6,995,580        $ (8,135,854)
                                ==========        =============
------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)
The qualifying percentage of certain Portfolios' ordinary income dividends for the purposes of the corporate dividends received deduction and the percentage of those ordinary dividends that are subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 were as follows:


------------------------------------------------------------------------------------------------
                             Dividend      Qualified
                             Received      Dividend
                            Deduction       Income
------------------------------------------------------------------------------------------------
 Value Portfolio              100.00%        100.00%
------------------------------------------------------------------------------------------------

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Variable Contracts Trust and the Shareowners of Pioneer Value VCT Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Value VCT Portfolio, one of the portfolios constituting the Pioneer Variable Contracts Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Value VCT Portfolio of the Pioneer Variable Contracts Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                    /s/ Ernst & Young LLP

Boston, Massachusetts
February 10, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio (the "Fund")
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------


The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management
Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one year period for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE
MANAGEMENT CONTRACT                                               (continued)
--------------------------------------------------------------------------------

   compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the period of investment was too short to evaluate performance.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee was in the first quintile (after fee waivers) for the 12 months ended June 30, 2005 relative to the management fees paid by the other funds in that peer group for the comparable period and in the second quintile after giving effect to fee waivers. The Trustees also evaluated the fee relative to the median fee of the peer group. In light of the tight range of fees in the peer group, the Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio (both before and after expense limitation) for the 12 months ended June 30, 2005 and expense ratios for the comparable period of an applicable peer group of funds. The Fund's expense ratio (both before and after expense limitation) was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group. The Trustees concluded that the Fund's overall expense ratio, although higher than the peer group, was reasonable compared to that of most of the comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, a break point in the management fee was not necessary at this time. The Trustees will continue to evaluate annually the appropriateness of break points.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Value VCT Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

--------------------------------------------------------------------------------
Pioneer Value VCT Portfolio
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------


                                                                  Trustees and Officers
Investment Adviser                                                The Trust's Board of Trustees provides broad supervision over the
Pioneer Investment Management, Inc.                               affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are
Custodian                                                         listed below, together with their principal occupations during
Brown Brothers Harriman & Co.                                     the past five years. Trustees who are interested persons of the
                                                                  Portfolio within the meaning of the Investment Company Act of
Independent Registered Public Accounting Firm                     1940 are referred to as Interested Trustees. Trustees who are not
Ernst & Young LLP                                                 interested persons of the Trust are referred to as Independent
                                                                  Trustees. Each of the Trustees may serve as a trustee of each of
Principal Underwriter                                             the 91 U.S. registered investment portfolios for which Pioneer
Pioneer Funds Distributor, Inc.                                   Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Trust"). The address for all Interested Trustees
Legal Counsel                                                     and all officers of the Portfolio is 60 State Street, Boston,
Wilmer Cutler Pickering Hale and Dorr LLP                         Massachusetts 02109.

Shareowner Services and Transfer                                  The Trust's statement of additional information provides more
Pioneer Investment Management Shareholder Services, Inc.          detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling
                                                                  1-800-225-6292.

                                                                  Proxy Voting Policies and Procedures of the Trust are available without charge, upon Agent request, by calling our toll free number (1-800-225-6292). This information is also available online at pioneerfunds.com.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                           POSITIONS HELD    TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE TRUST    LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
John F. Cogan, Jr. (79)*   Chairman of the   Since 1994. Serves   Deputy Chairman and a Director of   Chairman and
                           Board, Trustee    until successor      Pioneer Global Asset Management     Directors of ICI
                           and President     trustee is elected   S.p.A. ("PGAM"); Non-Executive      Mutual Insurance
                                             or earlier           Chairman and a Director of Pioneer  Company; Director of
                                             retirement or        Investment Management USA Inc.      Harbor Global
                                             removal.             ("PIM-USA"); Chairman and a         Company, Ltd.
                                                                  Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin);
                                                                  President and a Director of Pioneer
                                                                  Alternative Investment Management
                                                                  (Bermuda) Limited and affiliated
                                                                  funds; Director of PIOGLOBAL Real
                                                                  Estate Investment Fund (Russia);
                                                                  Director of Nano-C, Inc. (since
                                                                  2003); Director of Cole Investment
                                                                  Corporation (since 2004); Director
                                                                  of Fiduciary Counseling Inc.;
                                                                  President and Director of Pioneer
                                                                  Funds Distributor, Inc. ("PFD");
                                                                  President of all of the Pioneer
                                                                  Funds; and Of Counsel, Wilmer
                                                                  Cutler Pickering Hale and Dorr LLP
                                                                  (counsel to PIM-USA and the Pioneer
                                                                  Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

20

Pioneer Value VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                           (continued)
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE            WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS TRUSTEE
David R. Bock** (62)    Trustee         Since 2005. Serves   Senior Vice President and Chief     Director of The Enterprise Social
3050 K. Street NW,                      until a successor    Financial Officer, I-trax, Inc.     Investment Company (privately-held
Washington, DC 20007                    trustee is elected   (publicly traded health care        affordable housing finance
                                        or earlier           services company) (2001-present);   company); Director of New York
                                        retirement or        Managing Partner, Federal City      Mortgage Trust (publicly traded
                                        removal.             Capital Advisors (boutique merchant mortgage REIT)
                                                             bank) (2002 to 2004); Executive
                                                             Vice President and Chief Financial
                                                             Officer, Pedestal Inc.
                                                             (internet-based mortgage trading
                                                             company) (2000-2002).


** Mr. Bock became a Trustee of the Trust on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee       Since 2000. Serves   President, Bush International       Director of Brady Corporation
3509 Woodbine Street,                   until successor      (international financial advisory   (industrial identification and
Chevy Chase, MD 20815                   trustee is elected   firm).                              specialty coated material products
                                        or earlier                                               manufacturer), Mortgage Guaranty
                                        retirement or                                            Insurance Corporation, and Briggs
                                        removal.                                                 & Stratton, Inc. (engine
                                                                                                 manufacturer)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58) Trustee       Since 2000. Serves   Founding Director, The Winthrop     None
1001 Sherbrooke Street                  until successor      Group, Inc. (consulting firm);
West, Montreal, Quebec,                 trustee is elected   Desautels, Faculty of Management,
Canada H3A 1G5                          or earlier           McGill University.
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee       Since 1995. Serves   President and Chief Executive       Director of New America High
One Boston Place,                       until successor      Officer, Newbury, Piret & Company,  Income Fund, Inc. (closed-end
28th Floor,                             trustee is elected   Inc. (investment banking firm).     investment company)
Boston, MA 02108                        or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee       Since September,     President, John Winthrop & Co.,     None
One North Adgers Wharf,                 2000. Serves until   Inc. (private investment firm).
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or
                                        removal.
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Pioneer Value VCT Portfolio
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                           (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                         POSITIONS HELD  TERM OF OFFICE AND   PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS HELD
NAME AND AGE             WITH THE TRUST  LENGTH OF SERVICE    PAST FIVE YEARS                     BY THIS OFFICER
Osbert M. Hood (53)**    Executive Vice  Since 2005. Serves   President and Chief Executive       Trustee of certain
                         President       at the discretion of Officer, PIM-USA since May 2003     Pioneer funds
                                         Board.               (Director since January 2001);
                                                              President and Director of Pioneer
                                                              since May 2003; Chairman and
                                                              Director of Pioneer Investment
                                                              Management Shareholder Services,
                                                              Inc. ("PIMSS") since May 2003;
                                                              Executive Vice President of all of
                                                              the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President, Chief
                                                              Financial Officer and Treasurer,
                                                              John Hancock Advisers, L.L.C.,
                                                              Boston, MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief Financial
                                                              Officer, John Hancock Advisers,
                                                              L.L.C., April 1997 to November
                                                              1999.

-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (58) Secretary       Since September,     Secretary of PIM-USA; Senior Vice   None
                                         2003. Serves at the  President - Legal of Pioneer; and
                                         discretion of the    Secretary/Clerk of most of
                                         Board.               PIM-USA's subsidiaries; Secretary
                                                              of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary
                                                              from November 2000 to September
                                                              2003).
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J.           Assistant       Since September,     Assistant Vice President and Senior None
Kelley (41)              Secretary       2003. Serves at the  Counsel of Pioneer since July 2002;
                                         discretion of the    Vice President and Senior Counsel
                                         Board.               of BISYS Fund Services, Inc. (April
                                                              2001 to June 2002); Senior Vice
                                                              President and Deputy General
                                                              Counsel of Funds Distributor, Inc.
                                                              (July 2000 to April 2001) and
                                                              Assistant Secretary of all Pioneer
                                                              Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)     Assistant       Since September,     Partner, Wilmer Cutler Pickering    None
                         Secretary       2003. Serves at the  Hale and Dorr LLP; Assistant
                                         discretion of the    Secretary of all Pioneer Funds
                                         Board.               since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)        Treasurer       Since November,      Vice President - Fund Accounting,   None
                                         2000. Serves at the  Administration and Custody Services
                                         discretion of the    of Pioneer; and Treasurer of all of
                                         Board.               the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)     Assistant       Since November,      Deputy Treasurer of Pioneer since   None
                         Treasurer       2004. Serves at the  2004; Treasurer and Senior Vice
                                         discretion of the    President, CDC IXIS Asset
                                         Board.               Management Services from 2002 to
                                                              2003; Assistant Treasurer and Vice
                                                              President, MFS Investment
                                                              Management from 1997 to 2002; and
                                                              Assistant Treasurer of all of the
                                                              Pioneer Funds since November 2004.
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Pioneer Value VCT Portfolio
TRUSTEES, OFFICERS AND SERVICE PROVIDERS                           (continued)

-----------------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
                       POSITIONS HELD  TERM OF OFFICE AND    PRINCIPAL OCCUPATION DURING         OTHER DIRECTORSHIPS
NAME AND AGE           WITH THE TRUST  LENGTH OF SERVICE     PAST FIVE YEARS                     HELD BY THIS OFFICER
Luis I. Presutti (40)  Assistant       Since November,                                           None
                       Treasurer       2000. Serves at the   Assistant Vice President - Fund
                                       discretion of the     Accounting, Administration and
                                       Board.                Custody Services of Pioneer; and
                                                             Assistant Treasurer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)     Assistant       Since May, 2002.      Fund Accounting Manager - Fund      None
                       Treasurer       Serves at the         Accounting, Administration and
                                       discretion of the     Custody Services of Pioneer; and
                                       Board.                Assistant Treasurer of all of the
                                                             Pioneer Funds since May 2002.

---------------------------------------------------------------------------------------------------------------------------------
Katharine Kim          Assistant       Since September,      Fund Administration Manager - Fund  None
Sullivan (32)          Treasurer       2003. Serves at the   Accounting, Administration and
                                       discretion of the     Custody Services since June 2003;
                                       Board.                Assistant Vice President - Mutual
                                                             Fund Operations of State Street
                                                             Corporation from June 2002 to June
                                                             2003 (formerly Deutsche Bank Asset
                                                             Management); Pioneer Fund
                                                             Accounting, Administration and
                                                             Custody Services (Fund Accounting
                                                             Manager from August 1999 to May
                                                             2002); and Assistant Treasurer of
                                                             all Pioneer Funds since September
                                                             2003.

---------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)   Chief Compliance Since October, 2004. Chief Compliance Officer of Pioneer None
                       Officer          Serves at the        (Director of Compliance and Senior
                                        discretion of the    Counsel from November 2000 to
                                        Board.               September 2004); and Chief
                                                             Compliance Officer of all of the
                                                             Pioneer Funds.

---------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Trust's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

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                           This page for your notes.

[LOGO]PIONEER
      Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company,
Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Please consider a Portfolio's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a Portfolio and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer Portfolio, contact your adviser, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

                                                                   18670-00-0206


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Trust, including fees associated with routine and non routine filings of its Form N-1A, totaled approximately $775,150 in 2005 and $521,000 in 2004 for the Trust's 29 portfolios and 22 of the 29 portfolios at that time, respectively.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees

There were no other audit related services provided to the Trust during the fiscal years ended December 31, 2005 and 2004.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax return, totaled $197,200 in 2005 and $139,525 in 2004.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Trust during the fiscal years ended December 31, 2005 and 2004.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust.

For the years ended December 31, 2005 and 2004, there were no services provided to an affiliate that required the Trust's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Trust and affiliates, as previously defined, totaled $190,400 in 2005 and $139,525 in 2004.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

The Trust's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.


Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Variable Contracts Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2006

* Print the name and title of each signing officer under his or her signature.